UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025—April 30, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

European Stock Index Fund Investor Shares - VEURX

European Stock Index Fund FTSE Europe ETF Shares - VGK

European Stock Index Fund Admiral™ Shares - VEUSX

European Stock Index Fund Institutional Shares - VESIX

European Stock Index Fund Institutional Plus Shares - VEUPX

Pacific Stock Index Fund Investor Shares - VPACX

Pacific Stock Index Fund FTSE Pacific ETF Shares - VPL

Pacific Stock Index Fund Admiral™ Shares - VPADX

Pacific Stock Index Fund Institutional Shares - VPKIX

FTSE All-World ex-US Index Fund ETF Shares - VEU

FTSE All-World ex-US Index Fund Admiral™ Shares - VFWAX

FTSE All-World ex-US Index Fund Institutional Shares - VFWSX

FTSE All-World ex-US Index Fund Institutional Plus Shares - VFWPX

Total World Stock Index Fund ETF Shares - VT

Total World Stock Index Fund Admiral™ Shares - VTWAX

Total World Stock Index Fund Institutional Shares - VTWIX

FTSE All-World ex-US Small-Cap Index Fund ETF Shares - VSS

FTSE All-World ex-US Small-Cap Index Fund Admiral™ Shares - VFSAX

FTSE All-World ex-US Small-Cap Index Fund Institutional Shares - VFSNX

Global ex-U.S. Real Estate Index Fund ETF Shares - VNQI

Global ex-U.S. Real Estate Index Fund Admiral™ Shares - VGRLX

Global ex-U.S. Real Estate Index Fund Institutional Shares - VGRNX

Vanguard European Stock Index Fund

Investor Shares (VEURX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$12	0.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$37,800
Number of Portfolio Holdings	1,264
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Belgium	1.8%
Denmark	2.7%
Finland	2.0%
France	14.3%
Germany	13.2%
Italy	5.5%
Netherlands	7.4%
Norway	1.5%
Spain	5.7%
Sweden	5.6%
Switzerland	13.9%
United Kingdom	23.3%
Other	2.5%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR79

Vanguard European Stock Index Fund

FTSE Europe ETF Shares (VGK) NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Europe ETF Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$37,800
Number of Portfolio Holdings	1,264
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Belgium	1.8%
Denmark	2.7%
Finland	2.0%
France	14.3%
Germany	13.2%
Italy	5.5%
Netherlands	7.4%
Norway	1.5%
Spain	5.7%
Sweden	5.6%
Switzerland	13.9%
United Kingdom	23.3%
Other	2.5%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR963

Vanguard European Stock Index Fund

Admiral™ Shares (VEUSX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$37,800
Number of Portfolio Holdings	1,264
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Belgium	1.8%
Denmark	2.7%
Finland	2.0%
France	14.3%
Germany	13.2%
Italy	5.5%
Netherlands	7.4%
Norway	1.5%
Spain	5.7%
Sweden	5.6%
Switzerland	13.9%
United Kingdom	23.3%
Other	2.5%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR579

Vanguard European Stock Index Fund

Institutional Shares (VESIX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$37,800
Number of Portfolio Holdings	1,264
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Belgium	1.8%
Denmark	2.7%
Finland	2.0%
France	14.3%
Germany	13.2%
Italy	5.5%
Netherlands	7.4%
Norway	1.5%
Spain	5.7%
Sweden	5.6%
Switzerland	13.9%
United Kingdom	23.3%
Other	2.5%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR235

Vanguard European Stock Index Fund

Institutional Plus Shares (VEUPX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$37,800
Number of Portfolio Holdings	1,264
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Belgium	1.8%
Denmark	2.7%
Finland	2.0%
France	14.3%
Germany	13.2%
Italy	5.5%
Netherlands	7.4%
Norway	1.5%
Spain	5.7%
Sweden	5.6%
Switzerland	13.9%
United Kingdom	23.3%
Other	2.5%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1863

Vanguard Pacific Stock Index Fund

Investor Shares (VPACX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$13	0.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$13,068
Number of Portfolio Holdings	2,355
Portfolio Turnover Rate	5%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Australia	15.6%
Hong Kong	4.5%
Japan	53.9%
Singapore	3.1%
South Korea	21.4%
Other	0.5%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR72

Vanguard Pacific Stock Index Fund

FTSE Pacific ETF Shares (VPL) NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Pacific ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$13,068
Number of Portfolio Holdings	2,355
Portfolio Turnover Rate	5%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Australia	15.6%
Hong Kong	4.5%
Japan	53.9%
Singapore	3.1%
South Korea	21.4%
Other	0.5%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR962

Vanguard Pacific Stock Index Fund

Admiral™ Shares (VPADX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$13,068
Number of Portfolio Holdings	2,355
Portfolio Turnover Rate	5%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Australia	15.6%
Hong Kong	4.5%
Japan	53.9%
Singapore	3.1%
South Korea	21.4%
Other	0.5%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR572

Vanguard Pacific Stock Index Fund

Institutional Shares (VPKIX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$13,068
Number of Portfolio Holdings	2,355
Portfolio Turnover Rate	5%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Australia	15.6%
Hong Kong	4.5%
Japan	53.9%
Singapore	3.1%
South Korea	21.4%
Other	0.5%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR237

Vanguard FTSE All-World ex-US Index Fund

ETF Shares (VEU) NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$90,680
Number of Portfolio Holdings	3,917
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	1.0%
Asia	46.9%
Europe	36.5%
North America	8.5%
Oceania	4.4%
South America	1.7%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR991

Vanguard FTSE All-World ex-US Index Fund

Admiral™ Shares (VFWAX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$90,680
Number of Portfolio Holdings	3,917
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	1.0%
Asia	46.9%
Europe	36.5%
North America	8.5%
Oceania	4.4%
South America	1.7%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR570

Vanguard FTSE All-World ex-US Index Fund

Institutional Shares (VFWSX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$90,680
Number of Portfolio Holdings	3,917
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	1.0%
Asia	46.9%
Europe	36.5%
North America	8.5%
Oceania	4.4%
South America	1.7%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR881

Vanguard FTSE All-World ex-US Index Fund

Institutional Plus Shares (VFWPX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$90,680
Number of Portfolio Holdings	3,917
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	1.0%
Asia	46.9%
Europe	36.5%
North America	8.5%
Oceania	4.4%
South America	1.7%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1866

Vanguard Total World Stock Index Fund

ETF Shares (VT) NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Total World Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$90,207
Number of Portfolio Holdings	10,091
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	0.4%
Asia	18.0%
Europe	14.1%
North America	64.4%
Oceania	1.8%
South America	0.6%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3141

Vanguard Total World Stock Index Fund

Admiral™ Shares (VTWAX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Total World Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$90,207
Number of Portfolio Holdings	10,091
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	0.4%
Asia	18.0%
Europe	14.1%
North America	64.4%
Oceania	1.8%
South America	0.6%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5028

Vanguard Total World Stock Index Fund

Institutional Shares (VTWIX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Total World Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$90,207
Number of Portfolio Holdings	10,091
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	0.4%
Asia	18.0%
Europe	14.1%
North America	64.4%
Oceania	1.8%
South America	0.6%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR826

Vanguard FTSE All-World ex-US Small-Cap Index Fund

ETF Shares (VSS) NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard FTSE All-World ex-US Small-Cap Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$13,878
Number of Portfolio Holdings	4,856
Portfolio Turnover Rate	12%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	1.0%
Asia	48.2%
Europe	32.6%
North America	10.9%
Oceania	5.0%
South America	1.3%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3184

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Admiral™ Shares (VFSAX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard FTSE All-World ex-US Small-Cap Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$8	0.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$13,878
Number of Portfolio Holdings	4,856
Portfolio Turnover Rate	12%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	1.0%
Asia	48.2%
Europe	32.6%
North America	10.9%
Oceania	5.0%
South America	1.3%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR2284

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Institutional Shares (VFSNX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard FTSE All-World ex-US Small-Cap Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$13,878
Number of Portfolio Holdings	4,856
Portfolio Turnover Rate	12%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	1.0%
Asia	48.2%
Europe	32.6%
North America	10.9%
Oceania	5.0%
South America	1.3%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR884

Vanguard Global ex-U.S. Real Estate Index Fund

ETF Shares (VNQI) Nasdaq

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Global ex-U.S. Real Estate Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$3,899
Number of Portfolio Holdings	753
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	2.1%
Asia	58.8%
Europe	22.8%
North America	3.5%
Oceania	10.8%
South America	1.0%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3358

Vanguard Global ex-U.S. Real Estate Index Fund

Admiral™ Shares (VGRLX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Global ex-U.S. Real Estate Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$3,899
Number of Portfolio Holdings	753
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	2.1%
Asia	58.8%
Europe	22.8%
North America	3.5%
Oceania	10.8%
South America	1.0%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1758

Vanguard Global ex-U.S. Real Estate Index Fund

Institutional Shares (VGRNX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Global ex-U.S. Real Estate Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$3,899
Number of Portfolio Holdings	753
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	2.1%
Asia	58.8%
Europe	22.8%
North America	3.5%
Oceania	10.8%
South America	1.0%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1858

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended April 30, 2026
Vanguard Pacific Stock Index Fund

Contents
Financial Statements	1

Pacific Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.1%)
Australia (15.6%)
	Commonwealth Bank of Australia	1,845,824	232,494
	BHP Group Ltd.	5,414,187	214,290
	Westpac Banking Corp.	3,779,104	105,727
	National Australia Bank Ltd.	3,378,749	97,740
	ANZ Group Holdings Ltd.	3,329,793	88,444
	Wesfarmers Ltd.	1,247,504	66,270
	Macquarie Group Ltd.	378,547	65,031
	Woodside Energy Group Ltd.	2,089,984	49,967
	Rio Tinto Ltd.	407,280	49,888
	CSL Ltd.	533,938	48,194
	Goodman Group	2,188,035	47,405
	Transurban Group	3,426,260	34,724
	Woolworths Group Ltd.	1,344,918	33,395
	QBE Insurance Group Ltd.	1,674,963	27,131
	Fortescue Ltd.	1,747,888	25,192
	Brambles Ltd.	1,498,084	24,522
	Coles Group Ltd.	1,474,560	23,502
	Northern Star Resources Ltd.	1,522,750	23,341
	Aristocrat Leisure Ltd.	603,194	20,753
	Santos Ltd.	3,572,400	20,582
	Evolution Mining Ltd.	2,216,706	19,598
	Telstra Group Ltd.	4,375,891	16,806
	Origin Energy Ltd.	1,894,720	16,568
	Scentre Group	5,780,004	15,532
*	PLS Group Ltd.	3,429,578	15,260
	Suncorp Group Ltd.	1,196,683	14,892
	South32 Ltd.	4,930,284	14,611
*	Lynas Rare Earths Ltd.	988,050	14,017
	Insurance Australia Group Ltd.	2,495,172	13,569
*	James Hardie Industries plc GDR	621,555	13,261
	Computershare Ltd. (XASX)	580,897	12,762
	Washington H Soul Pattinson & Co. Ltd.	374,187	11,410
	Sigma Healthcare Ltd.	5,639,827	11,402
	BlueScope Steel Ltd.	481,579	10,469
	Medibank Pvt Ltd.	3,051,292	10,375
*	Xero Ltd.	175,979	10,335
	APA Group	1,381,474	10,320
	Lottery Corp. Ltd.	2,433,093	9,740
	ASX Ltd.	214,547	9,401
*	Mineral Resources Ltd.	185,292	8,722
*	NEXTDC Ltd.	827,074	8,585
	ALS Ltd.	546,299	8,530
	Orica Ltd.	514,695	7,850
	Stockland	2,659,467	7,799
	Vicinity Ltd.	4,232,917	7,697
	Charter Hall Group	515,931	7,598
	Sonic Healthcare Ltd.	515,961	7,383
	GPT Group	2,113,970	7,291
	CAR Group Ltd.	394,534	7,278
*	Light & Wonder Inc. GDR	86,023	7,209
	Technology One Ltd.	324,845	6,694
	Qube Holdings Ltd.	1,834,824	6,681
	JB Hi-Fi Ltd.	118,740	6,631
	Ampol Ltd.	261,383	6,618
	WiseTech Global Ltd.	205,447	6,471
	REA Group Ltd.	51,468	6,372
*	Sandfire Resources Ltd.	500,316	6,045
	SGH Ltd.	212,608	6,022
	Perseus Mining Ltd.	1,460,595	5,854
	Aurizon Holdings Ltd.	1,907,669	5,763
1

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Pro Medicus Ltd.	58,423	5,734
	Ramsay Health Care Ltd.	202,257	5,721
*	Greatland Resources Ltd.	550,679	5,389
	Mirvac Group	4,314,727	5,331
	Dexus	1,165,683	5,259
	HUB24 Ltd.	85,547	5,235
	Whitehaven Coal Ltd.	847,008	5,176
	Ramelius Resources Ltd.	2,045,869	5,078
*	Genesis Minerals Ltd.	1,159,787	4,997
	Cochlear Ltd.	72,313	4,920
	Qantas Airways Ltd.	800,347	4,894
	Bendigo & Adelaide Bank Ltd.	615,940	4,761
	AGL Energy Ltd.	658,015	4,559
	Worley Ltd.	530,191	4,542
	Dyno Nobel Ltd.	1,792,281	4,256
	Regis Resources Ltd.	815,782	4,183
*	IGO Ltd.	734,110	4,039
	Endeavour Group Ltd.	1,634,382	3,957
	Westgold Resources Ltd.	991,808	3,939
	a2 Milk Co. Ltd.	764,611	3,913
*	Paladin Energy Ltd.	458,636	3,910
	Cleanaway Waste Management Ltd.	2,430,695	3,900
	Downer EDI Ltd.	723,622	3,888
	Vault Minerals Ltd.	1,130,971	3,773
	Atlas Arteria Ltd.	1,077,383	3,733
	SEEK Ltd.	371,247	3,727
*	Liontown Ltd.	2,063,865	3,614
	Capricorn Metals Ltd.	434,952	3,606
	Steadfast Group Ltd.	1,147,169	3,529
	Bank of Queensland Ltd.	698,455	3,391
	Challenger Ltd.	542,715	3,378
	Ventia Services Group Pty Ltd.	867,362	3,339
	Codan Ltd.	110,060	3,335
	Eagers Automotive Ltd.	181,648	3,171
	Ansell Ltd.	158,315	3,037
*,1	Telix Pharmaceuticals Ltd.	273,844	3,012
	AMP Ltd.	2,733,448	2,902
[1]	Reece Ltd.	284,593	2,837
	Iluka Resources Ltd.	456,830	2,718
	Chorus Ltd.	456,395	2,661
	AUB Group Ltd. (XASX)	141,916	2,643
	Treasury Wine Estates Ltd.	835,204	2,625
	Sims Ltd.	170,883	2,583
	nib holdings Ltd.	530,079	2,560
*	Zip Co. Ltd.	1,335,562	2,408
[1]	Breville Group Ltd.	108,499	2,372
*,1	DroneShield Ltd.	904,961	2,359
	Metcash Ltd.	1,158,366	2,281
	Yancoal Australia Ltd.	412,876	2,272
*	Emerald Resources NL	533,521	2,252
	Netwealth Group Ltd.	129,853	2,230
[2]	Viva Energy Group Ltd.	1,208,495	2,149
	NRW Holdings Ltd.	463,541	2,067
	Monadelphous Group Ltd.	101,180	2,055
[1]	New Hope Corp. Ltd.	518,270	2,055
	Region Group	1,214,617	2,031
	Tabcorp Holdings Ltd.	2,469,466	2,030
	Pinnacle Investment Management Group Ltd.	183,320	2,002
*	Resolute Mining Ltd.	2,304,786	1,972
	Reliance Worldwide Corp. Ltd.	826,700	1,961
	Lendlease Corp. Ltd.	746,734	1,821
	Charter Hall Long Wale REIT	709,140	1,801
	Harvey Norman Holdings Ltd.	549,806	1,797
*	Bellevue Gold Ltd.	1,584,564	1,723
	BWP Property Group Ltd.	607,675	1,720
*,1	Elevra Lithium Ltd.	169,545	1,687
	HomeCo Daily Needs REIT	1,813,213	1,668
	Charter Hall Retail REIT	581,479	1,650
*	Nickel Industries Ltd.	2,153,952	1,634
	TPG Telecom Ltd.	537,044	1,624
2

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Mesoblast Ltd.	1,014,505	1,586
	Imdex Ltd.	511,744	1,505
*,1	4DMedical Ltd.	499,976	1,480
*	Predictive Discovery Ltd.	2,167,638	1,460
	Champion Iron Ltd.	419,269	1,448
*	Ora Banda Mining Ltd.	1,459,654	1,427
	Super Retail Group Ltd.	165,769	1,425
	Perpetual Ltd.	117,423	1,419
	Centuria Industrial REIT	653,512	1,417
	Deterra Royalties Ltd.	459,303	1,383
*	Superloop Ltd.	546,729	1,335
	Beach Energy Ltd.	1,568,862	1,333
*	Megaport Ltd.	196,390	1,330
[1]	Flight Centre Travel Group Ltd.	177,676	1,324
	Karoon Energy Ltd.	828,295	1,306
*	Deep Yellow Ltd.	973,464	1,304
*	PEXA Group Ltd.	141,422	1,285
*	Tuas Ltd.	297,723	1,281
	SRG Global Ltd.	604,589	1,263
	Magellan Financial Group Ltd.	170,196	1,262
*	Alkane Resources Ltd.	1,125,609	1,247
	Ingenia Communities Group	422,649	1,225
	Perenti Ltd.	905,297	1,225
	Kingsgate Consolidated Ltd.	268,337	1,224
	Waypoint REIT Ltd.	677,226	1,209
	Orora Ltd.	1,257,432	1,201
	Lovisa Holdings Ltd.	69,115	1,197
*	Electro Optic Systems Holdings Ltd.	179,417	1,188
*	FireFly Metals Ltd.	818,298	1,181
*	Develop Global Ltd.	299,031	1,162
*	Austal Ltd.	383,783	1,157
*	Judo Capital Holdings Ltd.	1,103,828	1,147
	EVT Ltd.	128,471	1,124
*,1	Arafura Rare Earths Ltd.	4,213,453	1,111
*	Vulcan Energy Resources Ltd.	388,709	1,107
*	Neuren Pharmaceuticals Ltd.	121,533	1,105
	Elders Ltd.	208,965	1,083
	GrainCorp Ltd. Class A	243,247	1,081
	Bega Cheese Ltd.	265,946	1,063
*,1,3	Corporate Travel Management Ltd.	140,288	1,055
*	Silex Systems Ltd.	254,752	1,052
	ARB Corp. Ltd.	77,136	1,043
	Helia Group Ltd.	267,446	1,041
	GQG Partners Inc. GDR	875,309	1,038
	Regis Healthcare Ltd.	213,826	1,021
	Generation Development Group Ltd.	356,151	1,016
	Aussie Broadband Ltd.	260,915	1,009
	Premier Investments Ltd.	110,170	990
	SmartGroup Corp. Ltd.	151,354	987
*	Pantoro Gold Ltd.	412,290	986
*	Catalyst Metals Ltd.	251,335	964
	Nick Scali Ltd.	87,217	951
	Service Stream Ltd.	654,997	923
	Nine Entertainment Co. Holdings Ltd.	1,325,733	917
	IRESS Ltd.	185,818	915
*	IperionX Ltd.	296,188	903
	Centuria Capital Group	725,341	892
	Data#3 Ltd.	149,484	879
	Arena REIT	364,110	873
*	Metals X Ltd.	845,401	856
[1]	Domino's Pizza Enterprises Ltd.	69,479	833
	McMillan Shakespeare Ltd.	72,701	831
[1]	Guzman y Gomez Ltd.	60,846	813
	DigiCo Infrastructure REIT	462,448	810
*	WEB Travel Group Ltd.	408,528	790
	IPH Ltd.	296,505	779
	Aspen Group Ltd.	217,165	756
*	Nufarm Ltd.	419,747	745
*	Macquarie Technology Group Ltd.	14,631	742
	Hansen Technologies Ltd.	201,759	734
3

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*,1	Core Lithium Ltd.	3,090,830	730
*	Gemlife Communities Group	213,418	716
*	Catapult Sports Ltd.	295,748	706
*	Nanosonics Ltd.	281,016	704
	Ridley Corp. Ltd.	341,578	688
*	Clarity Pharmaceuticals Ltd.	327,760	686
	IDP Education Ltd.	284,849	685
*,1	Weebit Nano Ltd.	219,471	685
*	SiteMinder Ltd.	303,677	681
	Dicker Data Ltd.	103,496	666
	Collins Foods Ltd.	111,947	664
	Credit Corp. Group Ltd.	81,819	638
	L1 Group Ltd.	777,662	631
[1]	Supply Network Ltd.	27,198	627
	Integral Diagnostics Ltd.	374,004	602
*,3	Opthea Ltd.	1,538,268	598
	Stanmore Resources Ltd.	352,588	598
	Inghams Group Ltd.	436,997	597
[1]	PWR Holdings Ltd.	94,421	594
	Charter Hall Social Infrastructure REIT	313,229	588
*	St. Barbara Ltd.	1,290,616	581
	Rural Funds Trust	395,464	580
	Amotiv Ltd.	124,045	577
	Maas Group Holdings Ltd.	178,112	569
	oOh!media Ltd.	670,145	566
	Cromwell Property Group	1,948,606	563
	Kelsian Group Ltd.	203,365	563
	Bravura Solutions Ltd.	361,189	558
*	WA1 Resources Ltd.	51,568	552
	Growthpoint Properties Australia Ltd.	346,711	549
	HMC Capital Ltd.	300,316	544
	Abacus Storage King	501,313	515
*	Temple & Webster Group Ltd.	122,869	511
	Redox Ltd.	214,278	508
	MA Financial Group Ltd.	99,007	502
	Dexus Industria REIT	277,083	495
*,1	PolyNovo Ltd.	675,280	493
*	Wildcat Resources Ltd.	1,139,021	490
	EQT Holdings Ltd.	33,123	467
*	Chalice Mining Ltd.	412,406	463
	Regal Partners Ltd.	276,197	462
	MyState Ltd.	137,077	456
*	Virgin Australia Holdings Ltd.	287,601	452
*	Select Harvests Ltd.	161,054	445
*	Alpha HPA Ltd.	960,289	440
*,1	Boss Energy Ltd.	428,797	436
*	Gentrack Group Ltd.	116,549	412
*	Fineos Corp. Ltd. GDR	197,646	405
*	Amplitude Energy Ltd.	319,756	403
	GWA Group Ltd.	272,469	393
	Cedar Woods Properties Ltd.	72,352	390
	Navigator Global Investments Ltd. (XASX)	214,684	386
*,1	Lifestyle Communities Ltd.	112,235	384
*	Omni Bridgeway Ltd.	305,109	362
	Australian Finance Group Ltd.	244,738	353
[1]	Jumbo Interactive Ltd.	65,858	352
	Fleetpartners Group Ltd.	204,315	347
[1]	Clinuvel Pharmaceuticals Ltd.	52,162	346
	Australian Clinical Labs Ltd.	243,750	334
	Vulcan Steel Ltd.	84,440	315
	Australian Ethical Investment Ltd.	105,620	309
*	Aurelia Metals Ltd.	1,432,207	305
*	Tyro Payments Ltd.	574,581	304
*	Nuix Ltd.	272,036	300
	Centuria Office REIT	436,657	293
	Kogan.com Ltd.	107,498	287
*,1	BrainChip Holdings Ltd.	2,438,357	276
	Myer Holdings Ltd.	1,454,336	273
	Abacus Group	358,835	264
	Bapcor Ltd.	641,386	263
4

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	HealthCo REIT	549,325	263
	Praemium Ltd.	532,255	262
*	Emeco Holdings Ltd.	314,988	258
	Healius Ltd.	707,243	258
*,1	Strike Energy Ltd.	2,897,347	230
	Solvar Ltd.	199,813	228
*	ioneer Ltd.	2,417,577	227
	Accent Group Ltd.	484,374	216
*,1	Mayne Pharma Group Ltd.	101,822	209
	Humm Group Ltd.	401,850	186
*,3	AVZ Minerals Ltd.	2,502,643	180
*,1	Star Entertainment Group Ltd.	2,238,048	178
	GDI Property Group Partnership	387,793	169
*	29Metals Ltd. (XASX)	946,169	168
*,1	Audinate Group Ltd.	89,428	165
*,1	Novonix Ltd.	887,175	163
*	Baby Bunting Group Ltd.	148,688	155
*	Coast Entertainment Holdings Ltd.	447,965	143
*,1	Syrah Resources Ltd.	1,621,902	135
*	EML Payments Ltd.	431,601	131
*	Australian Agricultural Co. Ltd.	136,728	129
	Webjet Group Ltd.	303,049	116
	G8 Education Ltd.	827,988	102
*,3	Firefinch Ltd.	1,170,950	17
*,3	ESG Minerals	68,277	—
			2,039,908
China (0.0%)
*,3	China Fishery Group Ltd.	264,600	—
Hong Kong (4.5%)
	AIA Group Ltd.	11,613,049	127,497
	Hong Kong Exchanges & Clearing Ltd.	1,321,464	70,385
	Sun Hung Kai Properties Ltd.	1,535,974	26,890
	CK Hutchison Holdings Ltd.	2,949,559	24,629
	BOC Hong Kong Holdings Ltd.	3,973,759	22,858
	Techtronic Industries Co. Ltd.	1,573,656	22,818
	CLP Holdings Ltd.	1,768,360	17,003
	Link REIT	2,860,137	14,402
	Jardine Matheson Holdings Ltd.	201,952	13,768
	Lenovo Group Ltd.	8,500,000	12,782
	Power Assets Holdings Ltd.	1,519,207	12,555
	CK Asset Holdings Ltd.	1,987,433	12,519
	Hong Kong & China Gas Co. Ltd.	12,051,546	11,158
[2]	WH Group Ltd.	8,577,040	10,490
	Galaxy Entertainment Group Ltd.	2,370,062	10,112
	Hongkong Land Holdings Ltd.	1,111,147	8,785
[1]	MTR Corp. Ltd.	1,764,686	7,541
	ASMPT Ltd.	341,436	7,152
	Sino Land Co. Ltd.	4,066,443	6,521
	SITC International Holdings Co. Ltd.	1,441,586	6,036
	CK Infrastructure Holdings Ltd.	688,313	5,795
	Henderson Land Development Co. Ltd.	1,461,190	5,776
	Shenzhou International Group Holdings Ltd.	874,600	5,331
	Wharf Real Estate Investment Co. Ltd.	1,676,283	5,249
	Sands China Ltd.	2,487,136	5,218
*	Zijin Gold International Co. Ltd.	251,600	4,970
*	MMG Ltd.	4,368,400	4,713
	AAC Technologies Holdings Inc.	812,757	3,764
	Swire Properties Ltd.	1,099,635	3,513
[1]	Wharf Holdings Ltd.	1,055,283	3,494
	PCCW Ltd.	4,191,133	3,239
	Swire Pacific Ltd. Class A	265,752	2,891
	Swire Pacific Ltd. Class B	1,548,186	2,633
[2]	Samsonite Group SA	1,435,697	2,629
[1]	Orient Overseas International Ltd.	149,500	2,610
	PRADA SpA	558,004	2,486
[1]	Chow Tai Fook Jewellery Group Ltd.	1,808,018	2,479
[2]	BOC Aviation Ltd.	230,925	2,371
	Hang Lung Properties Ltd.	1,930,841	2,270
5

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Xinyi Glass Holdings Ltd.	1,746,640	2,168
	Cathay Pacific Airways Ltd.	1,349,504	2,006
	Kerry Properties Ltd.	628,590	1,913
*,1,2	FIT Hon Teng Ltd.	1,879,000	1,857
[2]	Budweiser Brewing Co. APAC Ltd.	1,857,800	1,832
	Bank of East Asia Ltd.	1,045,332	1,829
	Hang Lung Group Ltd.	862,920	1,792
	CGN Mining Co. Ltd.	3,550,000	1,781
	First Pacific Co. Ltd.	2,535,939	1,779
	Pacific Basin Shipping Ltd.	4,436,236	1,736
*	New World Development Co. Ltd.	1,539,539	1,680
	Time Interconnect Technology Ltd.	623,994	1,649
	Yue Yuen Industrial Holdings Ltd.	851,158	1,583
	Hysan Development Co. Ltd.	604,571	1,516
*,1	Bright Smart Securities & Commodities Group Ltd.	954,000	1,514
[1]	United Laboratories International Holdings Ltd.	1,239,873	1,491
*	HUTCHMED China Ltd.	539,500	1,468
	DFI Retail Group Holdings Ltd. (Registered)	337,601	1,414
	MGM China Holdings Ltd.	890,136	1,336
	VTech Holdings Ltd.	168,650	1,299
*,1	Duality Biotherapeutics Inc.	35,700	1,274
	CTF Services Ltd.	1,204,775	1,251
	Stella International Holdings Ltd.	651,500	1,237
*,2	HBM Holdings Ltd.	728,000	1,210
	Wynn Macau Ltd.	1,638,429	1,195
*,1	Cowell e Holdings Inc.	293,000	1,186
	VSTECS Holdings Ltd.	848,000	1,111
	Johnson Electric Holdings Ltd.	409,019	1,110
	Dah Sing Financial Holdings Ltd.	203,860	1,073
	Luk Fook Holdings International Ltd.	355,406	1,019
	Fortune REIT	1,620,996	1,008
	United Energy Group Ltd.	15,396,000	942
*,1	OSL Group Ltd.	541,500	870
	Man Wah Holdings Ltd.	1,583,852	862
[1]	Guotai Junan International Holdings Ltd.	2,729,336	846
*,1	Vobile Group Ltd.	2,069,000	833
*	SJM Holdings Ltd.	3,095,798	818
	Shangri-La Asia Ltd.	1,378,928	784
	Nexteer Automotive Group Ltd.	1,137,211	707
*	Deep Source Holdings Ltd.	6,620,000	676
	CITIC Telecom International Holdings Ltd.	1,890,470	671
[1]	Nanshan Aluminium International Holdings Ltd.	133,100	661
*,1	Realord Group Holdings Ltd.	458,000	655
*	Mongolian Mining Corp.	537,000	651
	Huabao International Holdings Ltd.	1,117,071	637
	NagaCorp Ltd.	1,210,441	618
	Chow Sang Sang Holdings International Ltd.	409,922	615
[1]	SY Holdings Group Ltd.	522,500	595
	Vitasoy International Holdings Ltd.	700,304	554
	Dah Sing Banking Group Ltd.	341,956	550
	Champion REIT	1,787,900	534
	SUNeVision Holdings Ltd.	663,000	522
*	Melco International Development Ltd.	937,411	513
*,3	Jinchuan Group International Resources Co. Ltd.	5,617,000	459
*,1	Envision Greenwise Holdings Ltd.	1,157,110	457
	Cirrus Aircraft Ltd.	80,200	392
	HKBN Ltd.	408,000	375
*,1	Super Hi International Holding Ltd.	263,000	359
	IGG Inc.	876,628	349
	Sunlight REIT	1,131,089	337
	KLN Logistics Group Ltd.	359,611	310
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	329,000	310
	Prosperity REIT	1,447,661	266
	Value Partners Group Ltd.	944,665	256
*	China Travel International Investment Hong Kong Ltd.	1,740,268	250
[1]	LK Technology Holdings Ltd.	715,341	249
	SmarTone Telecommunications Holdings Ltd.	367,235	235
	CITIC Resources Holdings Ltd.	3,440,000	235
	Cafe de Coral Holdings Ltd.	386,447	198
	Giordano International Ltd.	894,590	171
6

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,150,301	170
	Texhong International Group Ltd.	185,500	168
*	Television Broadcasts Ltd.	443,947	156
*,2	IMAX China Holding Inc.	134,375	129
*	Shun Tak Holdings Ltd.	1,631,370	121
	Truly International Holdings Ltd.	937,603	120
	C-Mer Medical Holdings Ltd.	692,000	109
	Singamas Container Holdings Ltd.	1,079,323	82
*	Far East Consortium International Ltd.	641,942	63
*	Asia Cement China Holdings Corp.	182,500	49
			585,138
Japan (53.9%)
	Toyota Motor Corp.	11,740,174	225,357
	Mitsubishi UFJ Financial Group Inc.	12,139,372	218,058
	Hitachi Ltd.	4,785,340	152,166
	Advantest Corp.	800,496	149,467
	SoftBank Group Corp.	4,325,680	147,760
	Tokyo Electron Ltd.	489,652	144,292
	Sumitomo Mitsui Financial Group Inc.	4,033,164	142,407
	Sony Group Corp.	6,639,450	133,024
	Mitsubishi Corp.	3,623,363	116,044
	Mizuho Financial Group Inc.	2,654,437	114,148
	Mitsubishi Heavy Industries Ltd.	3,539,490	105,639
	Mitsui & Co. Ltd.	2,797,714	105,043
	Keyence Corp.	206,866	94,882
	Shin-Etsu Chemical Co. Ltd.	2,046,350	94,218
	Fast Retailing Co. Ltd.	195,360	91,965
	Tokio Marine Holdings Inc.	1,990,472	91,157
	Mitsubishi Electric Corp.	2,180,114	87,490
	ITOCHU Corp.	6,945,160	86,072
	Fujikura Ltd.	1,791,234	69,111
	Hoya Corp.	367,646	68,656
	Recruit Holdings Co. Ltd.	1,462,966	67,772
	Marubeni Corp.	1,625,243	63,256
	Murata Manufacturing Co. Ltd.	1,807,237	59,936
	Takeda Pharmaceutical Co. Ltd.	1,747,124	58,411
	Nintendo Co. Ltd.	1,137,950	55,667
	Sumitomo Electric Industries Ltd.	832,803	54,827
	Panasonic Holdings Corp.	2,485,235	50,837
	KDDI Corp.	3,056,732	50,022
*	Kioxia Holdings Corp.	202,700	49,045
	Disco Corp.	96,513	45,919
	Japan Tobacco Inc.	1,212,469	45,170
	FANUC Corp.	1,022,440	45,164
	Softbank Corp.	31,340,970	44,111
	Daikin Industries Ltd.	303,573	42,893
	Komatsu Ltd.	995,037	42,606
	ORIX Corp.	1,237,211	41,640
	Sumitomo Corp.	1,115,301	41,469
	TDK Corp.	2,092,905	38,268
	Chugai Pharmaceutical Co. Ltd.	706,838	37,695
	Fujitsu Ltd.	1,870,220	37,538
	NEC Corp.	1,363,995	36,282
	Renesas Electronics Corp.	1,791,663	36,232
	Otsuka Holdings Co. Ltd.	485,421	35,379
	Sompo Holdings Inc.	947,660	35,268
	Daiichi Life Group Inc.	3,821,680	34,990
	MS&AD Insurance Group Holdings Inc.	1,350,504	34,727
	Mitsubishi Estate Co. Ltd.	1,204,459	34,325
	Japan Post Bank Co. Ltd.	1,975,814	33,906
	Honda Motor Co. Ltd.	4,127,858	33,495
	Ajinomoto Co. Inc.	1,034,868	33,261
	Daiichi Sankyo Co. Ltd.	2,036,147	33,075
	Mitsui Fudosan Co. Ltd.	2,851,080	31,225
	Resona Holdings Inc.	2,414,313	30,197
	SMC Corp.	60,829	29,912
	Toyota Tsusho Corp.	760,721	29,863
	NTT Inc.	30,200,550	29,417
	Astellas Pharma Inc.	1,972,501	27,954
7

Pacific Stock Index Fund
	Shares	Market Value• ($000)
Seven & i Holdings Co. Ltd.	2,287,547	27,288
Aeon Co. Ltd.	2,713,284	26,144
Nomura Holdings Inc.	3,225,114	25,833
East Japan Railway Co.	1,156,135	25,237
Bridgestone Corp.	1,210,756	25,161
Inpex Corp.	953,932	24,869
Kyocera Corp.	1,413,768	24,566
FUJIFILM Holdings Corp.	1,310,161	24,112
ENEOS Holdings Inc.	2,869,759	24,102
Canon Inc.	922,211	23,725
Lasertec Corp.	85,446	23,615
Sumitomo Mitsui Trust Group Inc.	705,272	23,580
Denso Corp.	1,971,712	23,558
Ibiden Co. Ltd.	271,558	23,226
Central Japan Railway Co.	932,360	22,368
Sumitomo Realty & Development Co. Ltd.	716,640	22,216
Suzuki Motor Corp.	1,931,988	21,606
Japan Post Holdings Co. Ltd.	1,816,021	21,061
Asics Corp.	735,220	20,879
Furukawa Electric Co. Ltd.	75,173	20,416
Terumo Corp.	1,588,164	20,208
Nippon Steel Corp.	5,487,780	20,203
Daiwa House Industry Co. Ltd.	639,170	19,502
Kao Corp.	495,925	18,480
IHI Corp.	1,000,855	18,281
JX Advanced Metals Corp.	588,086	18,245
Resonac Holdings Corp.	197,766	18,098
Kajima Corp.	457,942	17,898
Kawasaki Heavy Industries Ltd.	854,725	17,572
Taisei Corp.	161,890	17,555
Kansai Electric Power Co. Inc.	1,074,916	17,220
Ebara Corp.	500,850	17,133
Kubota Corp.	1,045,805	17,072
Shionogi & Co. Ltd.	828,121	16,730
Sumitomo Metal Mining Co. Ltd.	269,763	16,586
Daifuku Co. Ltd.	377,792	16,518
Obayashi Corp.	699,729	16,451
Mitsui Kinzoku Co. Ltd.	59,045	16,223
Oriental Land Co. Ltd.	1,162,187	16,169
Secom Co. Ltd.	442,194	16,100
NIDEC Corp.	1,026,532	15,812
Nippon Yusen KK	438,177	15,748
Asahi Group Holdings Ltd.	1,584,862	15,604
Tokyo Gas Co. Ltd.	360,634	15,316
Bandai Namco Holdings Inc.	632,729	14,524
Sekisui House Ltd.	665,525	14,491
Osaka Gas Co. Ltd.	391,965	14,085
Nitto Denko Corp.	740,035	14,076
Chubu Electric Power Co. Inc.	808,102	13,898
Kirin Holdings Co. Ltd.	878,201	13,848
Daiwa Securities Group Inc.	1,450,776	13,656
Asahi Kasei Corp.	1,373,016	13,510
Japan Exchange Group Inc.	1,126,568	13,419
Mitsui OSK Lines Ltd.	349,495	13,202
Fuji Electric Co. Ltd.	153,100	12,867
SCREEN Holdings Co. Ltd.	192,068	12,734
Konami Group Corp.	105,506	12,668
Nomura Research Institute Ltd.	457,039	12,335
Ryohin Keikaku Co. Ltd.	527,000	12,207
T&D Holdings Inc.	499,055	12,091
SBI Holdings Inc.	591,344	11,932
Pan Pacific International Holdings Corp.	2,106,040	11,912
Niterra Co. Ltd.	213,487	11,540
Olympus Corp.	1,168,220	11,490
Toray Industries Inc.	1,537,778	11,041
Yokohama Financial Group Inc.	1,154,533	10,960
Shimizu Corp.	546,848	10,565
Yaskawa Electric Corp.	281,820	9,993
Makita Corp.	267,315	9,926
Chiba Bank Ltd.	706,566	9,753
8

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Kokusai Electric Corp.	230,200	9,688
	Obic Co. Ltd.	361,940	9,618
	Yokogawa Electric Corp.	272,664	9,494
	Subaru Corp.	620,448	9,242
	NGK Corp.	285,305	9,033
	Shiseido Co. Ltd.	438,438	8,955
	Shimano Inc.	83,733	8,785
	Shizuoka Financial Group Inc.	500,399	8,785
	Mitsubishi Chemical Group Corp.	1,486,846	8,717
	Eisai Co. Ltd.	290,634	8,699
	Aisin Corp.	546,456	8,665
	West Japan Railway Co.	478,214	8,656
	Sojitz Corp.	223,753	8,381
	Mitsubishi HC Capital Inc. (XTKS)	917,629	8,335
	Minebea Mitsumi Inc.	410,799	8,213
	Dai Nippon Printing Co. Ltd.	430,260	8,150
	Mebuki Financial Group Inc.	980,570	8,141
	Fukuoka Financial Group Inc.	194,926	7,958
	Isuzu Motors Ltd.	576,054	7,937
	Capcom Co. Ltd.	373,072	7,877
	TOPPAN Holdings Inc.	261,572	7,775
	Unicharm Corp.	1,313,502	7,673
	AGC Inc.	213,324	7,651
	Rohm Co. Ltd.	353,476	7,647
*	Rakuten Group Inc.	1,560,565	7,598
	LY Corp.	2,854,488	7,508
	Omron Corp.	208,489	7,489
	Kyoto Financial Group Inc.	267,640	7,398
	Nippon Building Fund Inc.	8,806	7,395
	Nippon Sanso Holdings Corp.	207,732	7,324
	Idemitsu Kosan Co. Ltd.	852,210	7,292
	JFE Holdings Inc.	662,504	7,276
	Hankyu Hanshin Holdings Inc.	249,235	7,225
	Kikkoman Corp.	790,095	7,178
	Daito Trust Construction Co. Ltd.	313,310	7,047
	Yamaha Motor Co. Ltd.	991,732	6,966
	MISUMI Group Inc.	294,711	6,784
	Food & Life Cos. Ltd.	115,868	6,740
	Nippon Paint Holdings Co. Ltd.	1,050,649	6,626
	Kinden Corp.	122,421	6,559
	Isetan Mitsukoshi Holdings Ltd.	345,113	6,558
	Nippon Express Holdings Inc.	249,153	6,544
	Toyo Suisan Kaisha Ltd.	94,775	6,509
	Nitori Holdings Co. Ltd.	447,885	6,475
	Kawasaki Kisen Kaisha Ltd.	396,926	6,471
	MEIJI Holdings Co. Ltd.	272,298	6,463
	Tokyo Ohka Kogyo Co. Ltd.	109,848	6,458
	Shimadzu Corp.	275,840	6,412
	Ono Pharmaceutical Co. Ltd.	432,301	6,394
	Kurita Water Industries Ltd.	118,264	6,392
	Sekisui Chemical Co. Ltd.	413,760	6,340
*	Tokyo Electric Power Co. Holdings Inc.	1,651,607	6,288
[1]	Sanrio Co. Ltd.	1,076,640	6,274
	Nitto Boseki Co. Ltd.	33,569	6,168
	SUMCO Corp.	378,252	6,035
	Horiba Ltd.	43,120	6,004
	Kandenko Co. Ltd.	136,426	5,951
	Nissan Chemical Corp.	137,142	5,930
	Hulic Co. Ltd.	522,341	5,891
	Hachijuni Nagano Bank Ltd.	430,106	5,827
	TOTO Ltd.	162,166	5,697
	Japan Post Insurance Co. Ltd.	583,128	5,686
	Yokohama Rubber Co. Ltd.	139,612	5,682
	Japan Real Estate Investment Corp.	7,371	5,642
	Sony Financial Group Inc.	6,261,250	5,617
	Tokyu Corp.	524,501	5,578
	Zensho Holdings Co. Ltd.	101,170	5,576
	Japan Metropolitan Fund Investment	7,521	5,574
	Amada Co. Ltd.	328,269	5,551
	Taiyo Yuden Co. Ltd.	135,381	5,551
9

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Nexon Co. Ltd.	327,614	5,531
	MatsukiyoCocokara & Co.	377,347	5,498
	Tokyu Fudosan Holdings Corp.	645,219	5,493
	Kyushu Electric Power Co. Inc.	502,878	5,437
*	Nissan Motor Co. Ltd.	2,354,291	5,387
	Sumitomo Chemical Co. Ltd.	1,630,330	5,320
	Toho Co. Ltd.	569,995	5,255
	Ricoh Co. Ltd.	609,604	5,141
	Mitsubishi Gas Chemical Co. Inc.	181,390	5,107
	Gunma Bank Ltd.	372,472	5,100
	BayCurrent Inc.	154,770	4,984
	TIS Inc.	226,875	4,945
	Iyogin Holdings Inc.	254,625	4,907
	Trend Micro Inc.	139,722	4,863
	Hikari Tsushin Inc.	19,869	4,825
	Sumitomo Forestry Co. Ltd.	533,758	4,824
	Brother Industries Ltd.	253,757	4,819
	McDonald's Holdings Co. Japan Ltd.	92,300	4,789
	Tokyo Tatemono Co. Ltd.	207,639	4,778
	Asahi Intecc Co. Ltd.	226,152	4,759
	Nomura Real Estate Master Fund Inc.	4,616	4,757
	Sanwa Holdings Corp.	207,774	4,752
	Mitsui Chemicals Inc.	389,276	4,749
	Tokyo Seimitsu Co. Ltd.	42,921	4,743
	Mitsubishi Materials Corp.	141,768	4,672
	Skylark Holdings Co. Ltd.	241,467	4,633
	Azbil Corp.	517,384	4,605
	Square Enix Holdings Co. Ltd.	291,762	4,602
	Nippon Prologis REIT Inc.	8,030	4,599
	Otsuka Corp.	246,448	4,572
	Haseko Corp.	264,691	4,571
	Kobe Steel Ltd.	368,006	4,535
	NOF Corp.	220,816	4,510
	Yakult Honsha Co. Ltd.	258,960	4,510
	Tosoh Corp.	292,573	4,508
	Open House Group Co. Ltd.	76,324	4,492
	Hokuhoku Financial Group Inc.	117,805	4,491
	Sapporo Holdings Ltd.	398,440	4,470
	USS Co. Ltd.	412,414	4,454
	Oji Holdings Corp.	844,609	4,440
	Sysmex Corp.	496,633	4,385
	Meiko Electronics Co. Ltd.	21,718	4,385
	Maruwa Co. Ltd.	9,262	4,375
	THK Co. Ltd.	116,199	4,356
	KDX Realty Investment Corp.	4,153	4,338
	M3 Inc.	449,888	4,334
	Electric Power Development Co. Ltd.	176,108	4,310
	COMSYS Holdings Corp.	119,191	4,292
	77 Bank Ltd.	222,510	4,284
	Kintetsu Group Holdings Co. Ltd.	200,054	4,272
	Hirose Electric Co. Ltd.	30,711	4,269
	Japan Steel Works Ltd.	69,281	4,234
	Modec Inc.	51,209	4,234
	Dentsu Group Inc.	222,973	4,233
	NH Foods Ltd.	102,660	4,230
	Sumitomo Heavy Industries Ltd.	124,303	4,206
	GLP J-Reit	4,815	4,173
	Seibu Holdings Inc.	175,904	4,139
	Mazda Motor Corp.	639,732	4,118
	GS Yuasa Corp.	100,838	4,077
	Seiko Epson Corp.	303,013	4,076
	Suntory Beverage & Food Ltd.	138,214	3,983
	NSK Ltd.	487,210	3,957
	SG Holdings Co. Ltd.	421,300	3,943
	Tobu Railway Co. Ltd.	219,199	3,914
	EXEO Group Inc.	212,968	3,910
*	Rakuten Bank Ltd.	96,700	3,907
	Kyowa Kirin Co. Ltd.	259,002	3,902
	United Urban Investment Corp.	3,431	3,882
	Hitachi Construction Machinery Co. Ltd.	110,737	3,876
10

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Hamamatsu Photonics KK	298,978	3,854
	Nissin Foods Holdings Co. Ltd.	214,275	3,836
	Nomura Real Estate Holdings Inc.	587,100	3,830
	Nabtesco Corp.	114,021	3,771
	Hoshizaki Corp.	115,712	3,762
	Nippon Electric Glass Co. Ltd.	71,164	3,715
	Daiwa House REIT Investment Corp.	4,617	3,713
	Medipal Holdings Corp.	207,751	3,712
	Mitsui E&S Co. Ltd.	102,757	3,706
	Dowa Holdings Co. Ltd.	60,529	3,683
	J Front Retailing Co. Ltd.	251,738	3,664
	CyberAgent Inc.	455,712	3,650
	Tohoku Electric Power Co. Inc.	517,840	3,617
	Orix JREIT Inc.	5,685	3,612
	JGC Holdings Corp.	236,014	3,586
	Odakyu Electric Railway Co. Ltd.	357,356	3,578
	Anritsu Corp.	136,653	3,577
	Nikon Corp.	320,704	3,548
	Kyushu Railway Co.	153,670	3,527
	Santen Pharmaceutical Co. Ltd.	339,307	3,497
	Credit Saison Co. Ltd.	125,725	3,482
	Nishi-Nippon Financial Holdings Inc.	136,842	3,436
	Fuji Corp.	86,036	3,352
[1]	Nikkon Holdings Co. Ltd.	103,706	3,351
	Ulvac Inc.	52,975	3,336
	Yamato Holdings Co. Ltd.	292,900	3,318
	Nisshin Seifun Group Inc.	259,605	3,316
	Hirogin Holdings Inc.	279,626	3,303
	Keisei Electric Railway Co. Ltd.	460,756	3,291
	SWCC Corp.	31,999	3,275
	Kuraray Co. Ltd.	310,367	3,260
	Yamaguchi Financial Group Inc.	189,704	3,260
	SKY Perfect JSAT Corp.	148,430	3,241
	Koito Manufacturing Co. Ltd.	198,442	3,220
	Kraftia Corp.	52,118	3,214
	Marui Group Co. Ltd.	167,658	3,210
	Penta-Ocean Construction Co. Ltd.	285,975	3,204
	Kyushu Financial Group Inc.	392,391	3,204
	Rohto Pharmaceutical Co. Ltd.	217,694	3,201
	Takashimaya Co. Ltd.	268,014	3,187
	MonotaRO Co. Ltd.	267,516	3,181
	Takasago Thermal Engineering Co. Ltd.	108,696	3,135
	UACJ Corp.	177,676	3,135
	Kamigumi Co. Ltd.	94,785	3,133
	Daishi Hokuetsu Financial Group Inc.	250,388	3,122
	Invincible Investment Corp.	7,911	3,113
	Lixil Corp.	301,102	3,109
	Nichias Corp.	155,517	3,086
	Toyoda Gosei Co. Ltd.	104,159	3,073
	Toyo Tire Corp.	124,830	3,061
	Cosmo Energy Holdings Co. Ltd.	119,618	3,058
	Yamazaki Baking Co. Ltd.	146,041	3,055
	Shimamura Co. Ltd.	145,806	3,053
	Tokyo Metro Co. Ltd.	302,800	3,049
	NHK Spring Co. Ltd.	166,841	3,048
	Tsuruha Holdings Inc.	231,153	3,042
	Advance Residence Investment Corp.	2,892	2,990
	Chugin Financial Group Inc.	160,401	2,985
	Micronics Japan Co. Ltd.	35,447	2,980
*	Mercari Inc.	122,323	2,976
	ANA Holdings Inc.	178,401	2,965
	Yamaha Corp.	412,983	2,947
	Japan Hotel REIT Investment Corp.	5,885	2,941
	JTEKT Corp.	238,810	2,917
	ZOZO Inc.	433,104	2,907
	Alfresa Holdings Corp.	192,400	2,905
	Mitsubishi Logistics Corp.	320,100	2,867
	Yamato Kogyo Co. Ltd.	37,454	2,859
	Organo Corp.	28,272	2,857
	Kewpie Corp.	107,074	2,841
11

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Zenkoku Hosho Co. Ltd.	141,130	2,841
	Persol Holdings Co. Ltd.	1,897,610	2,824
	Nagase & Co. Ltd.	374,340	2,816
	INFRONEER Holdings Inc.	205,695	2,800
	Alps Alpine Co. Ltd.	185,920	2,790
	Air Water Inc.	194,569	2,760
	Keio Corp.	576,625	2,718
	Taiheiyo Cement Corp.	118,736	2,696
	Dexerials Corp.	171,740	2,680
	ALSOK Co. Ltd.	352,045	2,663
	Citizen Watch Co. Ltd.	228,481	2,647
	DMG Mori Co. Ltd.	141,324	2,634
	Lion Corp.	268,421	2,626
	Sankyu Inc.	48,868	2,626
	Hyakugo Bank Ltd.	230,538	2,623
	Kadokawa Corp.	114,588	2,611
	Shiga Bank Ltd.	209,320	2,581
	Taiyo Holdings Co. Ltd.	83,780	2,581
	Kansai Paint Co. Ltd.	171,786	2,578
	Japan Airlines Co. Ltd.	163,841	2,577
	Kobe Bussan Co. Ltd.	146,700	2,568
*,1	Metaplanet Inc.	1,186,500	2,551
	Rinnai Corp.	112,108	2,548
	Toyo Seikan Group Holdings Ltd.	122,831	2,548
	Japan Prime Realty Investment Corp.	4,000	2,532
	Rorze Corp.	105,160	2,521
	Nifco Inc.	85,210	2,511
	Iwatani Corp.	203,944	2,507
	Nichirei Corp.	208,302	2,503
	Industrial & Infrastructure Fund Investment Corp.	2,663	2,493
	Sumitomo Rubber Industries Ltd.	191,645	2,485
	GMO Payment Gateway Inc.	49,292	2,476
	Mitsui Fudosan Logistics Park Inc.	3,440	2,469
	CKD Corp.	62,245	2,412
	Macnica Holdings Inc.	142,777	2,412
	Meidensha Corp.	43,115	2,356
	Nagoya Railroad Co. Ltd.	208,250	2,352
	Socionext Inc.	192,900	2,347
	Toho Gas Co. Ltd.	311,028	2,335
	Seiko Group Corp.	62,786	2,332
*,1	Sumitomo Pharma Co. Ltd.	210,362	2,322
	Japan Airport Terminal Co. Ltd.	72,083	2,316
	Iida Group Holdings Co. Ltd.	163,238	2,309
	BIPROGY Inc.	79,999	2,301
	Kanematsu Corp.	166,528	2,291
	Nissui Corp.	293,975	2,289
	Kakaku.com Inc.	136,569	2,282
	Casio Computer Co. Ltd.	224,360	2,276
	Sega Sammy Holdings Inc.	156,767	2,273
	Coca-Cola Bottlers Japan Holdings Inc.	104,399	2,264
	Denka Co. Ltd.	86,671	2,257
	Sekisui House REIT Inc.	4,139	2,252
	North Pacific Bank Ltd.	353,893	2,250
	Mirait One Corp.	86,938	2,240
	Sankyo Co. Ltd.	188,690	2,232
	ADEKA Corp.	89,038	2,230
	Morinaga Milk Industry Co. Ltd.	73,426	2,216
	Sanki Engineering Co. Ltd.	143,394	2,210
	Internet Initiative Japan Inc.	125,292	2,205
	Keikyu Corp.	223,704	2,193
	Canon Marketing Japan Inc.	95,878	2,182
	Daihen Corp.	22,007	2,177
	Tokyo Century Corp.	158,132	2,172
	Japan Petroleum Exploration Co. Ltd.	150,985	2,160
	Suzuken Co. Ltd.	60,893	2,155
	Miura Co. Ltd.	103,943	2,153
	Sugi Holdings Co. Ltd.	107,393	2,149
	Sinfonia Technology Co. Ltd.	23,378	2,149
	NANKAI Co. Ltd.	112,890	2,140
	Harmonic Drive Systems Inc.	62,220	2,121
12

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Tokyo Kiraboshi Financial Group Inc.	28,265	2,104
	Toda Corp.	231,620	2,103
	Juroku Financial Group Inc.	159,885	2,101
[1]	Ferrotec Corp.	43,441	2,094
	Resorttrust Inc.	186,888	2,082
	Activia Properties Inc.	2,307	2,075
	Oracle Corp. Japan	37,217	2,071
	Hisamitsu Pharmaceutical Co. Inc.	53,703	2,059
	Mitsui Fudosan Accommodations Fund Inc.	2,458	2,053
	Rigaku Holdings Corp.	117,200	2,037
	Shibaura Mechatronics Corp.	65,500	2,035
	Takara Holdings Inc.	179,279	2,021
	Stanley Electric Co. Ltd.	102,949	2,009
	Keihan Holdings Co. Ltd.	96,743	2,005
	Jeol Ltd.	49,224	1,980
	Nisshinbo Holdings Inc.	149,711	1,975
	Chugoku Electric Power Co. Inc.	343,167	1,968
	Ezaki Glico Co. Ltd.	54,358	1,966
	Nippon Shinyaku Co. Ltd.	63,960	1,961
	Oki Electric Industry Co. Ltd.	90,210	1,952
	Daido Steel Co. Ltd.	166,625	1,948
	Nippon Gas Co. Ltd.	113,351	1,946
	Sumitomo Bakelite Co. Ltd.	55,200	1,944
	DIC Corp.	84,419	1,933
	Suruga Bank Ltd.	130,183	1,930
	Kobayashi Pharmaceutical Co. Ltd.	51,814	1,920
	Hazama Ando Corp.	158,259	1,919
	Daicel Corp.	244,279	1,915
	Teijin Ltd.	189,206	1,905
	Mitsui-Soko Holdings Co. Ltd.	75,500	1,904
	Rengo Co. Ltd.	239,526	1,887
	Mabuchi Motor Co. Ltd.	198,244	1,866
	Tokuyama Corp.	71,882	1,847
	Yamada Holdings Co. Ltd.	551,773	1,840
	San-In Godo Bank Ltd.	152,598	1,834
	Makino Milling Machine Co. Ltd.	24,113	1,831
	Kokuyo Co. Ltd.	366,928	1,828
	Aichi Financial Group Inc.	191,215	1,814
	Shikoku Electric Power Co. Inc.	182,125	1,813
	Seino Holdings Co. Ltd.	117,810	1,806
	LaSalle Logiport REIT	1,844	1,802
	ARE Holdings Inc.	78,416	1,795
	Zeon Corp.	152,114	1,773
	Maruichi Steel Tube Ltd.	190,481	1,769
	Inaba Denki Sangyo Co. Ltd.	104,620	1,765
	Nippon Shokubai Co. Ltd.	128,008	1,762
	MEITEC Group Holdings Inc.	86,543	1,733
	Dai-Dan Co. Ltd.	97,014	1,733
	Daiwabo Holdings Co. Ltd.	84,980	1,730
	Nipro Corp.	177,348	1,722
	C Uyemura & Co. Ltd.	11,500	1,722
	Max Co. Ltd.	160,472	1,718
	Keiyo Bank Ltd.	123,853	1,717
	Senko Group Holdings Co. Ltd.	143,710	1,701
	Fuyo General Lease Co. Ltd.	61,333	1,698
	OSG Corp.	80,597	1,686
	UBE Corp.	110,900	1,681
	ABC-Mart Inc.	98,798	1,678
	Hanwa Co. Ltd.	161,645	1,670
	Cosmos Pharmaceutical Corp.	42,752	1,662
	Tsumura & Co.	70,565	1,646
	Bank of Nagoya Ltd.	44,054	1,645
	Ogaki Kyoritsu Bank Ltd.	36,719	1,644
	Kagome Co. Ltd.	95,434	1,640
	Takeuchi Manufacturing Co. Ltd.	36,341	1,638
	Park24 Co. Ltd.	139,212	1,637
	Toho Holdings Co. Ltd.	57,260	1,634
	Sundrug Co. Ltd.	67,593	1,626
	K's Holdings Corp.	140,560	1,625
	Konica Minolta Inc.	510,241	1,623
13

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Tsubakimoto Chain Co.	108,232	1,622
	Aozora Bank Ltd.	100,521	1,622
	Hyakujushi Bank Ltd.	105,512	1,608
	AEON REIT Investment Corp.	1,990	1,596
	Hakuhodo DY Holdings Inc.	236,343	1,587
	Japan Logistics Fund Inc.	2,600	1,584
[1]	NS Solutions Corp.	68,196	1,580
	Nihon Kohden Corp.	169,502	1,579
	Nippon Kayaku Co. Ltd.	141,318	1,567
	NOK Corp.	87,729	1,560
	Hulic REIT Inc.	1,484	1,548
	Calbee Inc.	80,550	1,527
	Namura Shipbuilding Co. Ltd.	58,100	1,522
	Japan Elevator Service Holdings Co. Ltd.	149,400	1,512
*,1	Money Forward Inc.	49,401	1,512
	Tsugami Corp.	50,062	1,502
	Blue Zones Holdings Co. Ltd.	134,505	1,497
	Kaneka Corp.	47,830	1,496
	Frontier Real Estate Investment Corp.	2,727	1,494
	Sawai Group Holdings Co. Ltd.	110,644	1,490
	Fuso Chemical Co. Ltd.	71,136	1,489
	Comforia Residential REIT Inc.	2,104	1,480
	Nojima Corp.	189,000	1,473
	Kiyo Bank Ltd.	55,200	1,462
	Wacoal Holdings Corp.	49,467	1,459
	Sotetsu Holdings Inc.	86,438	1,457
	Senshu Ikeda Holdings Inc.	245,864	1,447
	Okumura Corp.	36,685	1,442
	Mori Hills REIT Investment Corp.	1,677	1,437
	Amano Corp.	62,680	1,433
	Sanyo Denki Co. Ltd.	32,277	1,429
	Daiwa Securities Living Investments Corp.	2,053	1,412
	Goldwin Inc.	100,496	1,406
	Tokai Carbon Co. Ltd.	197,486	1,405
	OKUMA Corp.	48,880	1,403
	SHO-BOND Holdings Co. Ltd.	165,844	1,403
	Morinaga & Co. Ltd.	80,620	1,376
	Nanto Bank Ltd.	144,105	1,368
	Nishimatsu Construction Co. Ltd.	37,121	1,365
	House Foods Group Inc.	70,754	1,358
[1]	Hokkaido Electric Power Co. Inc.	208,670	1,357
	Kotobuki Spirits Co. Ltd.	105,965	1,356
	Tomy Co. Ltd.	83,186	1,352
	Kose Holdings Corp.	37,766	1,347
	Musashino Bank Ltd.	88,553	1,345
	Koei Tecmo Holdings Co. Ltd.	135,286	1,340
	Ushio Inc.	66,337	1,336
	Daiwa Office Investment Corp.	624	1,334
	NTT UD REIT Investment Corp.	1,514	1,329
	Okamura Corp.	82,423	1,323
	Fujimi Inc.	63,730	1,318
	Nippn Corp.	77,463	1,309
	Yamaichi Electronics Co. Ltd.	19,600	1,308
	Relo Group Inc.	104,416	1,307
	Kanadevia Corp.	169,434	1,306
	PILLAR Corp.	22,200	1,305
	Awa Bank Ltd.	32,123	1,303
	Nishi-Nippon Railroad Co. Ltd.	70,947	1,300
	Yoshinoya Holdings Co. Ltd.	64,202	1,295
	Musashi Seimitsu Industry Co. Ltd.	47,004	1,286
	Acom Co. Ltd.	400,526	1,285
	Mizuno Corp.	60,545	1,285
	Mitsubishi Motors Corp.	657,491	1,284
	Nihon M&A Center Holdings Inc.	305,824	1,281
	Toyota Boshoku Corp.	90,426	1,279
	Tocalo Co. Ltd.	64,056	1,278
*	Visional Inc.	27,063	1,278
	TBS Holdings Inc.	36,037	1,275
	Kumagai Gumi Co. Ltd.	132,748	1,273
	NTN Corp.	521,117	1,272
14

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Towa Corp.	66,814	1,270
[1]	Colowide Co. Ltd.	106,637	1,262
	Lintec Corp.	38,967	1,261
	Furuno Electric Co. Ltd.	27,089	1,257
[1]	Kusuri no Aoki Holdings Co. Ltd.	51,878	1,237
	Nippon Light Metal Holdings Co. Ltd.	67,334	1,233
	Tokyu REIT Inc.	998	1,231
	H2O Retailing Corp.	83,712	1,228
	Glory Ltd.	48,143	1,225
	EDION Corp.	90,457	1,225
	Sumitomo Warehouse Co. Ltd.	50,736	1,223
	AEON Financial Service Co. Ltd.	122,731	1,221
	GMO internet group Inc.	61,412	1,215
	Heiwa Real Estate REIT Inc.	1,291	1,213
	Osaka Soda Co. Ltd.	100,995	1,209
	Pigeon Corp.	111,995	1,209
	Mizuho Leasing Co. Ltd.	132,530	1,205
[1]	Toridoll Holdings Corp.	46,400	1,199
	Mitsubishi Estate Logistics REIT Investment Corp.	1,541	1,197
	Toa Corp.	66,872	1,195
	Nakanishi Inc.	67,034	1,184
	Noritake Co. Ltd.	53,560	1,179
	Umios Corp.	139,396	1,179
	Toei Co. Ltd.	31,840	1,174
	JVCKenwood Corp.	154,475	1,164
*,1	Chiyoda Corp.	179,308	1,163
	Japan Excellent Inc.	1,271	1,162
	Fuji Media Holdings Inc.	46,884	1,160
	OBIC Business Consultants Co. Ltd.	29,406	1,156
	Pilot Corp.	37,884	1,156
	Oita Bank Ltd.	84,645	1,154
	CCI Group Inc.	191,940	1,154
	Mori Trust REIT Inc.	2,374	1,151
	Nextage Co. Ltd.	52,400	1,150
	Toagosei Co. Ltd.	105,414	1,145
	Yodoko Ltd.	133,250	1,144
	Yamanashi Chuo Bank Ltd.	33,156	1,141
	Ship Healthcare Holdings Inc.	76,410	1,137
	Miyazaki Bank Ltd.	89,355	1,131
	Aica Kogyo Co. Ltd.	50,355	1,127
	Exedy Corp.	28,763	1,126
	Tokai Rika Co. Ltd.	60,970	1,125
	H.U. Group Holdings Inc.	56,342	1,124
	Ain Holdings Inc.	30,707	1,113
	Union Tool Co.	10,356	1,113
	Seven Bank Ltd.	653,972	1,104
	Kyoritsu Maintenance Co. Ltd.	72,376	1,101
	Tokai Tokyo Financial Holdings Inc.	244,434	1,101
	NSD Co. Ltd.	63,952	1,098
	Toei Animation Co. Ltd.	66,250	1,096
	Valor Holdings Co. Ltd.	46,225	1,089
	Dentsu Soken Inc.	77,376	1,088
	Nippon Densetsu Kogyo Co. Ltd.	34,838	1,088
	Shikoku Kasei Holdings Corp.	33,844	1,083
	Chudenko Corp.	35,582	1,081
	Fuji Oil Co. Ltd.	50,690	1,079
	KYB Corp.	37,454	1,079
	Workman Co. Ltd.	23,681	1,078
	Rakus Co. Ltd.	194,902	1,077
	Okasan Securities Group Inc.	186,156	1,075
	Seria Co. Ltd.	49,157	1,075
	Hokuriku Electric Power Co.	192,242	1,070
	Fukuda Denshi Co. Ltd.	16,542	1,068
	Takuma Co. Ltd.	60,452	1,066
	Saizeriya Co. Ltd.	32,681	1,064
	Inabata & Co. Ltd.	43,098	1,062
[1]	Create Restaurants Holdings Inc.	232,852	1,062
	Nippon Paper Industries Co. Ltd.	126,309	1,060
	Fukuoka REIT Corp.	920	1,060
	First Bank of Toyama Ltd.	64,171	1,058
15

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Daiseki Co. Ltd.	39,484	1,057
	Itoham Yonekyu Holdings Inc.	31,727	1,057
	Takara Standard Co. Ltd.	55,481	1,049
	DCM Holdings Co. Ltd.	112,162	1,048
	Kitz Corp.	77,788	1,047
	Nisshin Oillio Group Ltd.	90,570	1,042
	Katitas Co. Ltd.	52,200	1,042
	Bic Camera Inc.	100,693	1,042
	Sakata Seed Corp.	39,650	1,039
[1]	Ito En Ltd.	56,434	1,038
	Nikkiso Co. Ltd.	61,020	1,037
	Sangetsu Corp.	54,405	1,036
	Yonex Co. Ltd.	60,828	1,030
	Itoki Corp.	50,200	1,020
	Santec Holdings Corp.	5,650	1,014
	MEC Co. Ltd.	16,846	1,013
	Nihon Parkerizing Co. Ltd.	110,051	1,012
	Hoshino Resorts REIT Inc.	626	1,012
	Iino Kaiun Kaisha Ltd.	95,995	1,007
	Nichicon Corp.	65,814	1,007
	Daiei Kankyo Co. Ltd.	41,800	1,004
	Japan Securities Finance Co. Ltd.	72,881	1,003
	San-A Co. Ltd.	47,732	1,002
	Nippon Soda Co. Ltd.	43,244	1,002
	Nippon Television Holdings Inc.	52,300	994
	Seiren Co. Ltd.	48,982	994
	Tamron Co. Ltd.	143,716	994
	Tadano Ltd.	113,166	992
	San ju San Financial Group Inc.	96,292	987
	DeNA Co. Ltd.	60,135	981
	As One Corp.	70,668	980
	Starts Corp. Inc.	32,060	979
	Totetsu Kogyo Co. Ltd.	27,570	973
	Kato Sangyo Co. Ltd.	24,799	970
	Kurabo Industries Ltd.	16,004	968
	Kaken Pharmaceutical Co. Ltd.	36,839	959
	Toho Bank Ltd.	224,750	959
	PAL GROUP Holdings Co. Ltd.	99,708	958
*	Sharp Corp.	267,015	957
	YAMABIKO Corp.	38,147	950
	Okinawa Cellular Telephone Co.	44,412	950
	Tokyu Construction Co. Ltd.	100,580	949
	Kureha Corp.	37,578	943
	Toyo Ink SC Holdings Co. Ltd.	37,822	943
	Fujibo Holdings Inc.	37,347	942
	TOKAI Holdings Corp.	129,475	941
	Round One Corp.	173,003	940
	Shinmaywa Industries Ltd.	57,429	939
	TS Tech Co. Ltd.	84,322	924
	Taihei Dengyo Kaisha Ltd.	50,190	919
	DTS Corp.	140,548	916
	Raito Kogyo Co. Ltd.	37,588	916
	Mani Inc.	83,515	912
	Kanamoto Co. Ltd.	30,775	907
	JCU Corp.	21,298	906
	Muninova Holdings Inc.	306,042	901
	Pola Orbis Holdings Inc.	108,852	900
	TOMONY Holdings Inc.	159,208	899
	Global One Real Estate Investment Corp.	1,146	895
[1]	Seikoh Giken Co. Ltd.	4,800	893
	Megmilk Snow Brand Co. Ltd.	44,406	892
	Japan Material Co. Ltd.	77,436	892
	Fukuyama Transporting Co. Ltd.	26,745	889
	Hioki EE Corp.	12,459	888
	Leopalace21 Corp.	213,176	888
	Riken Keiki Co. Ltd.	41,340	888
	NIPPON REIT Investment Corp.	1,549	887
	Duskin Co. Ltd.	34,995	881
	Nippon Seiki Co. Ltd.	53,191	870
	Nitto Kogyo Corp.	30,077	870
16

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Furuya Metal Co. Ltd.	18,300	866
	Izumi Co. Ltd.	142,145	861
	Kaga Electronics Co. Ltd.	32,036	858
	Kissei Pharmaceutical Co. Ltd.	30,752	858
	KOMEDA Holdings Co. Ltd.	44,058	858
	Toyobo Co. Ltd.	93,692	856
	Chugoku Marine Paints Ltd.	41,736	855
	Noritsu Koki Co. Ltd.	64,215	855
	Daiichikosho Co. Ltd.	82,114	850
	Gunze Ltd.	36,844	850
	Taikisha Ltd.	38,234	849
	Nittetsu Mining Co. Ltd.	54,020	847
	San-Ai Obbli Co. Ltd.	57,342	844
[1]	Kasumigaseki Capital Co. Ltd.	20,290	843
	Arcs Co. Ltd.	38,641	840
	Monogatari Corp.	31,126	837
	Simplex Holdings Inc.	149,000	836
	Optorun Co. Ltd.	32,000	835
	SMS Co. Ltd.	73,168	834
	Mitsubishi Pencil Co. Ltd.	55,192	825
	JAFCO Group Co. Ltd.	59,465	818
	Tokyo Keiki Inc.	16,525	799
*,1	SHIFT Inc.	188,400	797
	Enplas Corp.	7,251	794
	Maruzen Showa Unyu Co. Ltd.	16,038	794
	Bank of Iwate Ltd.	62,896	792
	Star Asia Investment Corp.	2,202	792
*,1	Sanken Electric Co. Ltd.	12,996	783
[1]	Shochiku Co. Ltd.	11,856	783
	Hamakyorex Co. Ltd.	71,216	781
	Japan Aviation Electronics Industry Ltd.	50,891	778
	Shikoku Bank Ltd.	47,436	775
	Nomura Micro Science Co. Ltd.	32,800	773
	Matsui Securities Co. Ltd.	131,323	772
	Procrea Holdings Inc.	33,510	770
	Hankyu Hanshin REIT Inc.	803	766
	Optex Group Co. Ltd.	41,068	764
	Towa Pharmaceutical Co. Ltd.	30,180	762
	Okinawa Financial Group Inc.	21,280	762
	Nihon Dengi Co. Ltd.	49,500	762
*	PeptiDream Inc.	103,130	760
	Heiwa Corp.	65,656	759
	Hosiden Corp.	42,734	759
	Jaccs Co. Ltd.	29,184	758
	TKC Corp.	33,064	758
	Autobacs Seven Co. Ltd.	77,814	756
	Monex Group Inc.	175,518	754
	Mirai Corp.	2,566	754
	Life Corp.	45,620	750
*	LIFENET INSURANCE CO.	60,600	746
	Tosei Corp.	71,746	745
	Toenec Corp.	47,840	745
	Akita Bank Ltd.	21,124	738
	Sumitomo Osaka Cement Co. Ltd.	29,626	738
	Bunka Shutter Co. Ltd.	62,448	736
	Takasago International Corp.	98,165	736
	Toho Titanium Co. Ltd.	34,050	733
	Open Up Group Inc.	65,574	733
	Ariake Japan Co. Ltd.	21,117	732
	Ryoyo Ryosan Holdings Inc.	42,276	732
	Heiwa Real Estate Co. Ltd.	47,070	730
	World Co. Ltd.	75,000	727
	Trusco Nakayama Corp.	52,418	724
	Chiba Kogyo Bank Ltd.	53,900	723
	Totech Corp.	29,600	723
	Morita Holdings Corp.	44,916	722
	Shibaura Machine Co. Ltd.	26,893	722
	Ai Holdings Corp.	41,736	719
	Matsuda Sangyo Co. Ltd.	16,843	718
	Japan Wool Textile Co. Ltd.	62,600	715
17

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Uchida Yoko Co. Ltd.	55,295	715
	Systena Corp.	261,120	714
	Topre Corp.	46,912	713
*	Sansan Inc.	87,585	710
	ARCLANDS Corp.	62,276	706
	Hochiki Corp.	57,300	706
	KH Neochem Co. Ltd.	39,837	704
	CRE Logistics REIT Inc.	711	704
	Ohsho Food Service Corp.	37,550	702
	Itochu Enex Co. Ltd.	57,488	700
	Menicon Co. Ltd.	67,784	700
[1]	Sun Corp.	12,588	698
	Arisawa Manufacturing Co. Ltd.	39,900	695
	Heiwado Co. Ltd.	40,962	694
	Onward Holdings Co. Ltd.	146,759	694
	Valqua Ltd.	18,831	694
	Megachips Corp.	11,117	693
	PALTAC Corp.	23,452	693
	Furukawa Co. Ltd.	25,847	690
	Yokowo Co. Ltd.	24,340	690
	Nohmi Bosai Ltd.	26,200	689
	Galilei Co. Ltd.	30,196	688
	Tochigi Bank Ltd.	112,242	687
	U-Next Holdings Co. Ltd.	69,982	685
	Yellow Hat Ltd.	70,632	684
	Bank of the Ryukyus Ltd.	42,542	683
	Tri Chemical Laboratories Inc.	32,800	682
[1]	Ise Chemicals Corp.	20,340	682
	Techno Ryowa Ltd.	15,258	676
	Create SD Holdings Co. Ltd.	32,199	673
	Eiken Chemical Co. Ltd.	33,956	669
	Wakita & Co. Ltd.	57,699	667
	Kyokuto Kaihatsu Kogyo Co. Ltd.	38,562	666
	Nippon Signal Co. Ltd.	61,721	665
	Aoyama Trading Co. Ltd.	131,646	664
	Fuji Seal International Inc.	42,003	664
	Daio Paper Corp.	108,466	663
	Joyful Honda Co. Ltd.	50,414	662
	Yurtec Corp.	41,151	659
	Ricoh Leasing Co. Ltd.	16,937	658
	Argo Graphics Inc.	75,800	655
	Mixi Inc.	39,642	655
	Konoike Transport Co. Ltd.	36,159	652
	Shibuya Corp.	29,904	650
	Transcosmos Inc.	26,477	646
	Bank of Saga Ltd.	19,744	644
	Tokyotokeiba Co. Ltd.	18,130	642
	JINS Holdings Inc.	15,030	641
	Belc Co. Ltd.	14,346	639
	Justsystems Corp.	26,742	636
	Ishihara Sangyo Kaisha Ltd.	32,939	634
	Fujita Kanko Inc.	47,825	629
	Tokyo Steel Manufacturing Co. Ltd.	57,849	629
	Ichigo Office REIT Investment Corp.	1,082	628
	Hosokawa Micron Corp.	16,542	627
	Kanto Denka Kogyo Co. Ltd.	58,387	625
	Shin-Etsu Polymer Co. Ltd.	45,932	625
	S&B Foods Inc.	21,000	619
	Nichiha Corp.	31,168	618
	Senshu Electric Co. Ltd.	15,862	618
	SOSiLA Logistics REIT Inc.	784	617
	Komeri Co. Ltd.	28,870	616
	Nitta Corp.	21,611	614
	BML Inc.	25,203	613
	Shin Nippon Air Technologies Co. Ltd.	26,800	613
	Toyo Tanso Co. Ltd.	15,735	613
	Asahi Kogyosha Co. Ltd.	25,700	613
*,1	ARCHION Corp.	316,256	612
[1]	Anycolor Inc.	34,600	611
	Hokuetsu Corp.	107,356	610
18

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Hirata Corp.	29,245	609
	METAWATER Co. Ltd.	28,096	608
	Milbon Co. Ltd.	37,114	606
	RS Technologies Co. Ltd.	15,600	604
	Central Automotive Products Ltd.	52,200	602
	Arata Corp.	33,898	601
	Happinet Corp.	35,068	600
	FP Corp.	40,586	600
	FCC Co. Ltd.	28,138	600
	Fuji Kyuko Co. Ltd.	41,593	600
	& ST HD Co. Ltd.	31,372	599
	Hibiya Engineering Ltd.	31,194	599
	GungHo Online Entertainment Inc.	37,834	599
	Maeda Kosen Co. Ltd.	51,300	599
	A&D HOLON Holdings Co. Ltd.	32,563	598
	Yamazen Corp.	60,692	596
	Shoei Co. Ltd.	53,400	595
[1]	Toyo Gosei Co. Ltd.	6,100	595
	ASAHI YUKIZAI Corp.	16,144	592
	Doutor Nichires Holdings Co. Ltd.	33,471	591
	Royal Holdings Co. Ltd.	67,158	589
	Fukui Bank Ltd.	24,496	587
	Aichi Steel Corp.	31,688	584
	Tsukishima Holdings Co. Ltd.	29,137	583
	Japan Lifeline Co. Ltd.	64,208	582
	NS United Kaiun Kaisha Ltd.	11,955	582
	Nomura Co. Ltd.	77,840	581
	Kurimoto Ltd.	59,725	579
[1]	Kura Sushi Inc.	52,420	576
	Infomart Corp.	207,532	576
	Yamagata Bank Ltd.	35,358	575
	Seika Corp.	29,862	571
	MIRARTH Real Estate Investment Corp.	1,016	571
	IDOM Inc.	67,053	566
	TechMatrix Corp.	48,700	565
	Tsurumi Manufacturing Co. Ltd.	40,508	564
*,1	Japan Display Inc.	898,039	564
	DKS Co. Ltd.	10,400	563
	Hiday Hidaka Corp.	30,949	562
	JMDC Inc.	26,300	562
[1]	OSAKA Titanium Technologies Co. Ltd.	34,414	561
	Sakata INX Corp.	37,606	561
	Nachi-Fujikoshi Corp.	17,213	559
	Wacom Co. Ltd.	121,331	558
	Alconix Corp.	34,820	553
	Earth Corp.	18,839	551
	Ichigo Inc.	171,943	549
	Financial Partners Group Co. Ltd.	53,818	549
*,1	Atom Corp.	130,751	548
	Zacros Corp.	62,320	547
	Premium Group Co. Ltd.	46,300	546
	TPR Co. Ltd.	69,244	543
	Osaka Organic Chemical Industry Ltd.	18,100	543
	Yokorei Co. Ltd.	51,727	542
	Sun Frontier Fudousan Co. Ltd.	31,404	539
	TV Asahi Holdings Corp.	26,000	538
	Noritz Corp.	35,741	537
	Okamoto Industries Inc.	14,929	536
	Doshisha Co. Ltd.	25,597	535
	Takaoka Toko Co. Ltd.	11,052	534
	Noevir Holdings Co. Ltd.	19,127	534
*	Nxera Pharma Co. Ltd.	85,700	534
	Meisei Industrial Co. Ltd.	45,084	532
	Nishikawa Rubber Co. Ltd.	26,040	532
	Zuken Inc.	18,735	529
	Maxell Ltd.	41,202	526
	Token Corp.	6,466	525
	Daiichi Jitsugyo Co. Ltd.	25,571	523
	Kameda Seika Co. Ltd.	57,414	523
	Kohnan Shoji Co. Ltd.	20,177	522
19

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Koa Corp.	43,269	521
	Sodick Co. Ltd.	52,714	521
	Keihanshin Building Co. Ltd.	43,131	518
	SBS Holdings Inc.	19,400	517
	ESPEC Corp.	24,312	517
	Eagle Industry Co. Ltd.	28,676	516
	Saibu Gas Holdings Co. Ltd.	36,092	516
	Elecom Co. Ltd.	49,622	514
	Tachi-S Co. Ltd.	39,171	513
	Fuji Co. Ltd.	39,416	512
	Komori Corp.	53,387	512
	Toshiba TEC Corp.	29,687	511
	Konishi Co. Ltd.	56,360	510
	Kawada Technologies Inc.	53,220	509
	Japan Pulp & Paper Co. Ltd.	71,790	507
	Anicom Holdings Inc.	52,636	505
	Showa Sangyo Co. Ltd.	25,686	504
	Nishimatsuya Chain Co. Ltd.	39,280	503
	Mochida Pharmaceutical Co. Ltd.	23,280	501
	Tokyo Electron Device Ltd.	22,516	500
	MOS Food Services Inc.	19,886	500
	Riken Technos Corp.	47,093	499
	Itochu-Shokuhin Co. Ltd.	6,076	498
	Axial Retailing Inc.	69,236	498
	eGuarantee Inc.	43,900	497
	Ichibanya Co. Ltd.	89,120	493
	TRE Holdings Corp.	48,200	493
	Tamura Corp.	91,647	490
	Takamatsu Construction Group Co. Ltd.	22,629	485
	Kumiai Chemical Industry Co. Ltd.	100,037	485
	Mitsuuroko Group Holdings Co. Ltd.	38,200	485
	Nishio Holdings Co. Ltd.	17,533	484
	Appier Group Inc.	84,400	484
	Future Corp.	49,432	483
	Yokogawa Bridge Holdings Corp.	25,759	483
	Central Glass Co. Ltd.	18,416	482
	Restar Corp.	26,227	482
	Roland Corp.	18,500	482
	Riken Vitamin Co. Ltd.	27,228	481
[1]	Sakura Internet Inc.	24,000	481
	Idec Corp.	22,479	480
	TSI Holdings Co. Ltd.	56,884	479
	Digital Arts Inc.	13,356	477
	Eizo Corp.	36,120	475
	Marusan Securities Co. Ltd.	71,029	475
	Lifedrink Co. Inc.	53,544	472
	Nissei ASB Machine Co. Ltd.	9,063	471
	JBCC Holdings Inc.	61,200	471
	T Hasegawa Co. Ltd.	25,499	470
	Imperial Hotel Ltd.	61,100	470
	Toyo Engineering Corp.	32,000	468
	Mitsui High-Tec Inc.	111,940	466
	ZERIA Pharmaceutical Co. Ltd.	33,705	465
	Denyo Co. Ltd.	20,229	465
	Prima Meat Packers Ltd.	29,065	464
	Solasto Corp.	64,600	464
	Nippon Yakin Kogyo Co. Ltd.	15,931	463
	Ryobi Ltd.	28,377	462
	Kyorin Pharmaceutical Co. Ltd.	46,687	462
	K&O Energy Group Inc.	15,136	461
	Genky DrugStores Co. Ltd.	19,800	460
	Ringer Hut Co. Ltd.	32,398	459
	Sakai Moving Service Co. Ltd.	24,718	459
	Funai Soken Holdings Inc.	64,012	457
	Ehime Bank Ltd.	40,241	456
	Orient Corp.	70,174	456
	Osaki Electric Co. Ltd.	34,810	455
	Yahagi Construction Co. Ltd.	33,286	455
	Kisoji Co. Ltd.	30,700	454
	UT Group Co. Ltd.	383,600	454
20

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Sakai Chemical Industry Co. Ltd.	19,028	452
	Joshin Corp.	24,114	448
	West Holdings Corp.	24,114	446
	Bando Chemical Industries Ltd.	34,403	445
	Yondenko Corp.	34,000	445
	HIS Co. Ltd.	65,848	443
	Anest Iwata Corp.	43,750	443
[1]	Dip Corp.	38,106	443
	Sanyo Chemical Industries Ltd.	13,852	441
	JAC Recruitment Co. Ltd.	79,736	440
	Mitani Sekisan Co. Ltd.	40,000	438
	Kamei Corp.	21,296	436
	Matsuya Co. Ltd.	40,819	436
	ASKA Pharmaceutical Holdings Co. Ltd.	23,504	435
	Aisan Industry Co. Ltd.	39,151	433
	Npr Riken Corp.	17,420	432
	Plus Alpha Consulting Co. Ltd.	30,889	432
	Iriso Electronics Co. Ltd.	20,007	431
	Tanseisha Co. Ltd.	47,049	430
	CTI Engineering Co. Ltd.	23,900	430
	Katakura Industries Co. Ltd.	26,200	429
	Torishima Pump Manufacturing Co. Ltd.	20,701	427
	Aida Engineering Ltd.	56,134	426
	Nippon Ceramic Co. Ltd.	18,310	425
	Japan Investment Adviser Co. Ltd.	30,300	425
	Shinnihon Corp.	34,382	423
	Pack Corp.	50,838	423
	WingArc1st Inc.	24,800	423
	Yamae Group Holdings Co. Ltd.	23,200	423
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	61,676	421
	Weathernews Inc.	32,496	421
	Ki-Star Real Estate Co. Ltd.	20,600	418
	Kyokuyo Co. Ltd.	14,457	416
	Nippon Kanzai Holdings Co. Ltd.	22,525	416
	Sinko Industries Ltd.	53,227	415
	Shinagawa Refra Co. Ltd.	33,862	413
	United Arrows Ltd.	26,078	411
	Teikoku Sen-I Co. Ltd.	23,403	409
[1]	Tama Home Co. Ltd.	18,000	408
	Stella Chemifa Corp.	11,859	407
	Tokai Corp.	24,118	405
	Prestige International Inc.	94,906	403
	Oiles Corp.	24,171	401
	Nissan Shatai Co. Ltd.	69,010	400
	Sato Corp.	30,093	400
	S Foods Inc.	21,836	396
	Koshidaka Holdings Co. Ltd.	61,868	396
[1]	Japan Engine Corp.	5,000	396
	Obara Group Inc.	11,145	394
	Hokkaido Gas Co. Ltd.	74,645	394
	Shizuoka Gas Co. Ltd.	43,438	391
	Nippon Carbon Co. Ltd.	12,751	391
	Takara Bio Inc.	53,286	390
	Press Kogyo Co. Ltd.	76,493	386
[1]	Shoei Foods Corp.	14,741	385
	Sala Corp.	58,300	385
	AOKI Holdings Inc.	38,723	384
[1]	Asahi Diamond Industrial Co. Ltd.	46,060	382
	Sumitomo Seika Chemicals Co. Ltd.	49,795	382
	Starzen Co. Ltd.	52,596	382
*,1	PKSHA Technology Inc.	18,088	382
	Raiznext Corp.	26,423	381
	Topy Industries Ltd.	20,118	379
	Nichireki Group Co. Ltd.	29,300	379
*	Medley Inc.	26,400	379
	Oyo Corp.	21,602	378
	Sekisui Jushi Corp.	28,271	378
	Mitsuba Corp.	51,639	376
	VT Holdings Co. Ltd.	121,894	374
	Fukuda Corp.	6,976	374
21

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Zojirushi Corp.	37,098	374
*	RENOVA Inc.	52,200	374
	AZ-COM MARUWA Holdings Inc.	65,188	374
	Cawachi Ltd.	19,546	373
	Mitsuboshi Belting Ltd.	14,701	370
	Mitsui DM Sugar Co. Ltd.	17,429	369
	Nissha Co. Ltd.	45,728	368
*	Nippon Sheet Glass Co. Ltd.	119,382	366
	Sagami Holdings Corp.	33,211	364
	One REIT Inc.	728	364
	Sankei Real Estate Inc.	458	364
	Nippon Chemi-Con Corp.	21,296	362
	Aeon Hokkaido Corp.	66,600	361
	HI-LEX Corp.	21,300	361
	Nagawa Co. Ltd.	10,900	361
	J Trust Co. Ltd.	84,243	360
	Japan Transcity Corp.	48,576	360
	Asanuma Corp.	60,900	359
	Murakami Corp.	8,199	358
	Tsuburaya Fields Holdings Inc.	38,842	357
	RYODEN Corp.	15,740	356
	Okura Industrial Co. Ltd.	11,164	355
	JSB Co. Ltd.	10,800	353
	Matsuyafoods Holdings Co. Ltd.	10,463	352
	Marudai Food Co. Ltd.	24,196	350
	M&A Capital Partners Co. Ltd.	16,944	350
	Geo Holdings Corp.	29,064	346
	Airman Corp.	26,500	346
	Bell System24 Holdings Inc.	36,148	345
	Digital Garage Inc.	21,748	344
	ES-Con Japan Ltd.	45,600	344
	Tekken Corp.	11,042	343
[1]	Cybozu Inc.	25,688	342
	Vital KSK Holdings Inc.	38,442	342
	Daiwa Industries Ltd.	27,877	341
	Pacific Metals Co. Ltd.	20,933	339
	Tokushu Tokai Paper Co. Ltd.	33,380	338
	GLOBERIDE Inc.	25,400	337
	SRA Holdings	11,768	337
	Goldcrest Co. Ltd.	15,726	335
	G-Tekt Corp.	29,104	335
	Chofu Seisakusho Co. Ltd.	26,211	334
	Computer Engineering & Consulting Ltd.	26,928	334
	Starts Proceed Investment Corp.	268	332
	Teikoku Corp.	18,718	329
	Unipres Corp.	39,320	329
	Halows Co. Ltd.	13,061	328
	Chubu Shiryo Co. Ltd.	30,379	327
	Tachibana Eletech Co. Ltd.	17,900	327
	Hakuto Co. Ltd.	12,145	325
	Hokuto Corp.	27,805	325
	JCR Pharmaceuticals Co. Ltd.	91,432	324
*,1	Kappa Create Co. Ltd.	33,293	323
	Strike Group Co. Ltd.	37,890	323
	m-up Holdings Inc.	69,600	322
	Fujicco Co. Ltd.	32,801	320
	Tomoku Co. Ltd.	14,256	320
	Fudo Tetra Corp.	16,771	318
	SIGMAXYZ Holdings Inc.	77,300	317
	Retail Partners Co. Ltd.	38,200	316
	Broadleaf Co. Ltd.	54,626	316
	SRE Holdings Corp.	13,683	315
	Yuasa Co. Ltd.	8,226	314
	ASKUL Corp.	41,610	313
	Chori Co. Ltd.	11,452	311
	United Super Markets Holdings Inc.	59,487	311
	Shofu Inc.	29,500	310
	Belluna Co. Ltd.	57,377	309
	Hoosiers Holdings Co. Ltd.	41,000	309
	Mitsubishi Research Institute Inc.	10,771	309
22

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	J-Oil Mills Inc.	24,516	308
	St. Marc Holdings Co. Ltd.	17,934	308
	Tosei REIT Investment Corp.	352	308
	France Bed Holdings Co. Ltd.	37,598	307
	Kyokuto Securities Co. Ltd.	30,900	307
	Nihon Nohyaku Co. Ltd.	48,181	305
	Miyaji Engineering Group Inc.	29,014	305
	Siix Corp.	37,136	304
	Sintokogio Ltd.	48,078	303
	Daiki Aluminium Industry Co. Ltd.	32,135	302
	Riso Kagaku Corp.	45,166	301
	Ichiyoshi Securities Co. Ltd.	35,438	299
	Nippon Denko Co. Ltd.	109,576	299
	Daido Metal Co. Ltd.	52,634	297
	Mirarth Holdings Inc.	117,312	297
	V Technology Co. Ltd.	9,458	295
	Curves Holdings Co. Ltd.	56,368	295
	Toyo Kanetsu KK	16,920	294
	Qol Holdings Co. Ltd.	26,127	293
	Kosaido Holdings Co. Ltd.	75,900	293
	Hodogaya Chemical Co. Ltd.	18,246	292
	Insource Co. Ltd.	66,700	292
	Chubu Steel Plate Co. Ltd.	20,300	292
	Rheon Automatic Machinery Co. Ltd.	29,886	291
	Nippon Parking Development Co. Ltd.	182,310	289
	JM Holdings Co. Ltd.	33,200	288
	TOA ROAD Corp.	28,745	288
	Gift Holdings Inc.	10,200	288
	Key Coffee Inc.	22,822	287
	Toyo Corp.	25,095	286
	BRONCO BILLY Co. Ltd.	10,759	286
	Vision Inc.	40,813	286
	Kyodo Printing Co. Ltd.	28,660	283
	CMK Corp.	69,781	282
	GMO Financial Holdings Inc.	42,800	282
	Kojima Co. Ltd.	36,493	281
[1]	Fujio Food Group Inc.	39,900	280
	Nippon Thompson Co. Ltd.	39,594	279
	Yondoshi Holdings Inc.	23,618	279
	Koatsu Gas Kogyo Co. Ltd.	39,573	278
	Sinanen Holdings Co. Ltd.	6,260	277
	Istyle Inc.	93,176	277
	Chuo Spring Co. Ltd.	11,528	276
	Kyoei Steel Ltd.	22,602	275
	Nittoku Co. Ltd.	17,600	275
	Ines Corp.	20,788	274
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,651	274
	Sparx Group Co. Ltd.	22,080	273
	Maxvalu Tokai Co. Ltd.	12,300	271
	Samty Residential Investment Corp.	407	271
	Nagaileben Co. Ltd.	24,783	269
	Aucnet Inc.	35,000	269
	UNISOL Holdings Corp.	19,400	268
	Tokyo Energy & Systems Inc.	22,110	267
	Aichi Corp.	29,782	266
*,1	Osaka Steel Co. Ltd.	16,848	265
	Cresco Ltd.	30,200	263
[1]	KeePer Technical Laboratory Co. Ltd.	13,826	262
	Toa Corp. (XTKS)	23,497	261
	Mars Group Holdings Corp.	14,458	258
	Sanyo Electric Railway Co. Ltd.	20,523	258
	Okinawa Electric Power Co. Inc.	42,944	256
	Towa Bank Ltd.	38,347	256
	FIDEA Holdings Co. Ltd.	20,790	254
	Wellneo Sugar Co. Ltd.	14,900	254
	Oisix ra daichi Inc.	28,354	254
	Shinko Shoji Co. Ltd.	24,230	253
	Transaction Co. Ltd.	35,000	252
	Avex Inc.	33,255	251
	TOC Co. Ltd.	37,192	251
23

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Vector Inc.	31,494	251
	Inui Global Logistics Co. Ltd.	25,703	249
	Alpen Co. Ltd.	19,728	248
	ESCON Japan REIT Investment Corp.	318	248
	PHC Holdings Corp.	38,900	248
	Pasona Group Inc.	23,720	247
	Komehyo Holdings Co. Ltd.	7,300	247
	Miroku Jyoho Service Co. Ltd.	22,512	246
	Neturen Co. Ltd.	29,740	246
	Iseki & Co. Ltd.	22,631	245
	Fukui Computer Holdings Inc.	11,569	243
	Nichiden Corp.	16,240	242
	Daito Pharmaceutical Co. Ltd.	30,130	242
	Septeni Holdings Co. Ltd.	89,300	240
	Shinwa Co. Ltd.	12,349	239
	Sanshin Electronics Co. Ltd.	13,600	234
	Giken Ltd.	20,237	233
	Feed One Co. Ltd.	32,768	233
[1]	Fixstars Corp.	28,700	233
[1]	Change Holdings Inc.	40,100	232
	Shin Nippon Biomedical Laboratories Ltd.	25,110	231
	Nippon Rietec Co. Ltd.	13,400	231
	Piolax Inc.	23,188	230
	Aiphone Co. Ltd.	12,845	229
	Kanro Inc.	32,300	228
	Taki Chemical Co. Ltd.	7,800	227
	JSP Corp.	15,348	226
	KPP Group Holdings Co. Ltd.	36,471	226
	Iwaki Co. Ltd.	12,900	225
	Warabeya Nichiyo Holdings Co. Ltd.	12,539	222
	PS Construction Co. Ltd.	12,962	222
	grems Inc.	12,300	221
	Onoken Co. Ltd.	24,730	220
	Mie Kotsu Group Holdings Inc.	65,236	220
	Nihon Tokushu Toryo Co. Ltd.	16,700	218
	Genki Global Dining Concepts Corp.	12,093	216
	Hokkan Holdings Ltd.	15,555	215
	Tayca Corp.	17,788	215
	Godo Steel Ltd.	11,758	214
	Dai Nippon Toryo Co. Ltd.	27,086	213
	Futaba Industrial Co. Ltd.	33,829	211
	Gakken Holdings Co. Ltd.	34,300	211
[1]	Shima Seiki Manufacturing Ltd.	34,768	208
	Nafco Co. Ltd.	14,993	208
	I'll Inc.	13,500	207
	Maezawa Kyuso Industries Co. Ltd.	21,416	205
	Shibusawa Logistics Corp.	25,224	205
	Avant Group Corp.	25,000	205
	Intage Holdings Inc.	19,350	204
	Tohokushinsha Film Corp.	52,600	203
	en Japan Inc.	28,700	201
	Buffalo Inc.	12,718	201
	Kenko Mayonnaise Co. Ltd.	14,738	200
	Futaba Corp.	44,500	197
	Kyosan Electric Manufacturing Co. Ltd.	44,083	197
	LITALICO Inc.	25,400	196
	Kanaden Corp.	13,016	195
	Nippon Fine Chemical Co. Ltd.	11,900	192
	Nippon Sharyo Ltd.	8,068	191
[1]	YA-MAN Ltd.	42,070	191
	Mirai Industry Co. Ltd.	9,995	191
*	Net Protections Holdings Inc.	69,200	188
	Software Service Inc.	2,600	187
	Yukiguni Factory Co. Ltd.	27,700	186
	TDC Soft Inc.	30,283	183
[1]	Rock Field Co. Ltd.	21,912	182
	Midac Holdings Co. Ltd.	13,435	182
	Health Care & Medical Investment Corp.	245	181
[1]	giftee Inc.	24,741	180
	Central Security Patrols Co. Ltd.	10,602	179
24

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Fuji Pharma Co. Ltd.	12,700	178
	Zenrin Co. Ltd.	32,495	177
	baudroie Inc.	13,853	177
[1]	Remixpoint Inc.	127,184	176
	DyDo Group Holdings Inc.	10,839	175
[1]	Daikokutenbussan Co. Ltd.	5,677	175
	Sanoh Industrial Co. Ltd.	36,498	174
	Business Engineering Corp.	22,600	174
	Asahi Co. Ltd.	20,900	172
[1]	PIA Corp.	7,671	171
	LEC Inc.	25,884	170
	Base Co. Ltd.	8,300	169
	Chiyoda Co. Ltd.	27,087	168
	Hisaka Works Ltd.	16,402	168
	Shindengen Electric Manufacturing Co. Ltd.	7,964	168
[1]	eRex Co. Ltd.	25,861	167
	Gecoss Corp.	16,150	166
	CAC Holdings Corp.	14,400	165
[1]	Ministop Co. Ltd.	13,744	164
	Softcreate Holdings Corp.	14,396	163
	Fujiya Co. Ltd.	10,451	161
	euglena Co. Ltd.	62,508	161
[1]	Honeys Holdings Co. Ltd.	17,130	160
	JP-Holdings Inc.	37,545	158
	Tess Holdings Co. Ltd.	31,600	158
	Pronexus Inc.	22,931	157
	Icom Inc.	8,100	157
	World Holdings Co. Ltd.	9,600	157
	Alpha Systems Inc.	7,367	156
	Eslead Corp.	4,200	156
	Nakayama Steel Works Ltd.	39,829	151
	Kanagawa Chuo Kotsu Co. Ltd.	7,270	150
	Studio Alice Co. Ltd.	13,056	149
	Sankyo Seiko Co. Ltd.	26,735	149
	WATAMI Co. Ltd.	24,118	149
[1]	FP Partner Inc.	10,546	149
	Okuwa Co. Ltd.	29,777	148
	Akatsuki Inc.	8,300	147
	Xebio Holdings Co. Ltd.	22,998	146
	Komatsu Matere Co. Ltd.	30,943	145
	Nichiban Co. Ltd.	12,500	145
	Inaba Seisakusho Co. Ltd.	13,563	144
	ST Corp.	15,449	144
	Tv Tokyo Holdings Corp.	5,674	144
	Moriroku Co. Ltd.	9,300	144
	Arakawa Chemical Industries Ltd.	17,922	143
	Oriental Shiraishi Corp.	57,629	137
[1]	Quants Research Institute Holdings Inc.	33,365	137
	FULLCAST Holdings Co. Ltd.	12,596	131
	Daikoku Denki Co. Ltd.	8,700	131
	Seikitokyu Kogyo Co. Ltd.	14,100	131
	EM Systems Co. Ltd.	30,900	130
	YAKUODO Holdings Co. Ltd.	11,552	130
	Airport Facilities Co. Ltd.	20,715	129
[1]	Aeon Fantasy Co. Ltd.	7,870	129
	Altech Corp.	8,000	129
*	KNT-CT Holdings Co. Ltd.	9,949	125
	Daiho Corp.	26,100	124
[1]	Sumiseki Holdings Inc.	25,000	122
	Tosho Co. Ltd.	22,631	121
	ZIGExN Co. Ltd.	46,200	120
*	Universal Entertainment Corp.	25,490	120
	Link & Motivation Inc.	33,400	118
	Amvis Holdings Inc.	47,391	118
	Amuse Inc.	9,354	117
	Nitto Kohki Co. Ltd.	11,450	117
	Chiyoda Integre Co. Ltd.	5,946	114
	Okabe Co. Ltd.	18,811	114
	Comture Corp.	13,100	114
	Kintetsu Department Store Co. Ltd.	10,658	113
25

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Central Sports Co. Ltd.	7,446	112
	Yorozu Corp.	20,213	110
	Cleanup Corp.	19,430	108
	COLOPL Inc.	38,782	107
	Gamecard Holdings Inc	6,400	107
	Nihon Trim Co. Ltd.	3,879	106
	Tsutsumi Jewelry Co. Ltd.	5,800	106
	JDC Corp.	28,400	106
	Shinsho Corp.	6,900	102
	Rokko Butter Co. Ltd.	13,544	97
	Management Solutions Co. Ltd.	11,326	96
[1]	TerraSky Co. Ltd.	8,390	94
	Ichikoh Industries Ltd.	28,644	93
	Daikyonishikawa Corp.	16,945	92
	NEC Capital Solutions Ltd.	3,266	85
	Corona Corp.	14,040	84
	Seikagaku Corp.	18,422	83
	G-7 Holdings Inc.	9,800	81
	Aizawa Securities Group Co. Ltd.	8,526	79
	Oro Co. Ltd.	5,700	73
	Cosel Co. Ltd.	8,897	72
	GMO GlobalSign Holdings KK	5,811	71
	Daisyo Corp.	10,458	69
	Shimadaya Corp.	6,359	69
*	Nippon Coke & Engineering Co. Ltd.	101,022	67
	LIFULL Co. Ltd.	52,139	63
	GREE Holdings Inc.	27,239	63
	Yamashin-Filter Corp.	20,199	63
	Sumida Corp.	7,055	60
	Media Do Co. Ltd.	7,430	59
	Artnature Inc.	6,406	33
*	Optim Corp.	11,182	31
	SBI ARUHI Corp.	4,200	23
	Kanamic Network Co. Ltd.	5,800	20
	CTS Co. Ltd.	2,991	17
	Elan Corp.	2,900	14
	Yushin Co.	2,504	11
	CHIMNEY Co. Ltd.	1,500	11
	Marvelous Inc.	3,269	9
	Nisso Holdings Co. Ltd.	2,100	8
	Advan Group Co. Ltd.	487	3
	FAN Communications Inc.	903	3
	Riso Kyoiku Group Corp.	1,200	1
			7,047,741
New Zealand (0.5%)
	Fisher & Paykel Healthcare Corp. Ltd.	638,975	13,770
	Auckland International Airport Ltd.	1,834,826	8,957
	Infratil Ltd.	1,014,837	7,476
	Contact Energy Ltd.	895,483	5,033
	Meridian Energy Ltd.	1,329,978	4,465
	Mainfreight Ltd.	88,834	3,098
	Mercury NZ Ltd.	711,093	2,815
	EBOS Group Ltd.	203,739	2,566
	Spark New Zealand Ltd.	1,901,803	2,336
*	Fletcher Building Ltd. (XNZE)	1,098,521	1,815
	Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.	1,132,846	1,267
	Freightways Group Ltd.	166,324	1,242
*	Ryman Healthcare Ltd.	968,589	1,218
	Precinct Properties Group	1,969,178	1,199
	Genesis Energy Ltd.	740,179	1,079
	Summerset Group Holdings Ltd.	216,494	1,044
	Vector Ltd.	304,153	867
	Channel Infrastructure NZ Ltd.	461,327	828
	Kiwi Property Group Ltd.	1,501,523	813
	Vital Healthcare Property Trust	533,130	598
	Argosy Property Ltd.	924,139	591
	Scales Corp. Ltd.	158,800	569
	Heartland Group Holdings Ltd.	770,625	513
	Air New Zealand Ltd.	1,917,991	482
26

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	SKYCITY Entertainment Group Ltd.	1,232,319	461
*	Oceania Healthcare Ltd.	846,602	374
	Stride Property Group	552,332	363
	SKY Network Television Ltd.	119,400	228
*	Fletcher Building Ltd. (XASX)	40,358	67
			66,134
Singapore (3.1%)
	DBS Group Holdings Ltd.	2,229,584	102,808
	Oversea-Chinese Banking Corp. Ltd.	3,597,197	62,061
	United Overseas Bank Ltd.	1,352,790	38,526
	Singapore Telecommunications Ltd.	7,905,315	28,631
	Singapore Exchange Ltd.	894,218	15,290
	Singapore Technologies Engineering Ltd.	1,644,430	13,936
	Keppel Ltd.	1,546,460	13,237
	CapitaLand Integrated Commercial Trust	6,558,666	12,216
	CapitaLand Ascendas REIT	4,518,852	8,882
	Singapore Airlines Ltd.	1,676,983	8,306
	Wilmar International Ltd.	1,944,316	5,546
	Capitaland Investment Ltd.	2,521,705	5,530
	Sembcorp Industries Ltd.	976,068	5,122
	Seatrium Ltd.	2,300,718	4,265
	UOL Group Ltd.	495,597	4,146
	Keppel DC REIT	2,130,299	3,943
	Venture Corp. Ltd.	282,516	3,606
	Mapletree Logistics Trust	3,717,272	3,579
	Mapletree Industrial Trust	2,305,721	3,578
	Genting Singapore Ltd.	6,141,794	3,296
	City Developments Ltd.	435,817	2,805
	Keppel REIT	3,921,553	2,761
	ComfortDelGro Corp. Ltd.	2,306,604	2,685
	Thai Beverage PCL	8,059,100	2,659
	Frasers Centrepoint Trust	1,429,469	2,634
	Suntec REIT	2,235,466	2,630
	Mapletree Pan Asia Commercial Trust	2,430,837	2,470
	SATS Ltd.	926,066	2,410
	NetLink NBN Trust	2,968,900	2,357
	Frasers Logistics & Commercial Trust	3,016,156	2,279
	Haw Par Corp. Ltd.	151,800	2,056
	CapitaLand Ascott Trust	2,891,333	2,037
	Keppel Infrastructure Trust	4,455,509	1,891
	Golden Agri-Resources Ltd.	6,953,493	1,733
*	AEM Holdings Ltd.	271,991	1,578
	Jardine Cycle & Carriage Ltd.	61,227	1,572
	Sheng Siong Group Ltd.	652,199	1,555
	Parkway Life REIT	473,454	1,498
	UMS Integration Ltd.	803,700	1,382
	First Resources Ltd.	469,789	1,290
	Lendlease Global Commercial REIT	2,646,903	1,189
*	Yangzijiang Maritime Development Ltd.	2,202,200	1,171
[1]	iFAST Corp. Ltd.	168,300	1,159
	ESR-REIT	597,533	1,138
	Hutchison Port Holdings Trust	5,398,466	1,136
	UOB-Kay Hian Holdings Ltd.	269,700	864
	Capitaland India Trust	1,007,334	832
	OUE REIT	2,775,416	797
	Centurion Accommodation REIT	910,700	788
	Olam Group Ltd.	968,300	776
	AIMS APAC REIT	639,501	759
	CapitaLand China Trust	1,433,730	750
*	NTT DC REIT	759,800	746
	Starhill Global REIT	1,717,101	744
	Stoneweg Europe Stapled Trust	392,280	715
	Raffles Medical Group Ltd.	785,237	614
	SIA Engineering Co. Ltd.	245,609	606
	StarHub Ltd.	658,370	549
	CDL Hospitality Trusts	842,400	537
	Digital Core REIT Management Pte. Ltd.	1,003,300	518
	Singapore Post Ltd.	1,897,329	515
	Bumitama Agri Ltd.	313,547	510
27

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Nanofilm Technologies International Ltd.	374,900	431
	Far East Hospitality Trust	944,189	427
[1]	Riverstone Holdings Ltd.	506,800	297
	Prime US REIT	1,299,630	239
	First REIT	1,236,408	233
	KORE US REIT	951,800	191
*	COSCO Shipping International Singapore Co. Ltd.	2,009,200	190
*	Manulife US REIT	2,020,275	112
			408,319
South Korea (20.5%)
	Samsung Electronics Co. Ltd. (XKRX)	5,206,108	783,975
	SK Hynix Inc.	597,589	532,911
*	SK Square Co. Ltd.	99,022	57,631
	Hyundai Motor Co.	149,040	54,021
	KB Financial Group Inc.	394,018	43,147
*	Doosan Enerbility Co. Ltd.	487,712	42,505
	Hanwha Aerospace Co. Ltd.	37,457	35,979
	Samsung Electro-Mechanics Co. Ltd.	60,671	34,806
	Shinhan Financial Group Co. Ltd.	468,511	31,816
*	Samsung SDI Co. Ltd. (XKRX)	66,994	31,729
	Kia Corp.	260,738	26,893
	POSCO Holdings Inc.	82,046	25,877
	Hana Financial Group Inc.	295,731	25,694
	NAVER Corp.	164,373	23,611
	Celltrion Inc.	160,112	21,809
	HD Hyundai Electric Co. Ltd.	24,255	20,857
	Hyundai Mobis Co. Ltd.	64,064	18,529
	Samsung C&T Corp.	87,218	17,819
	Woori Financial Group Inc.	739,270	16,858
[1]	Hyundai Heavy Industries Co. Ltd.	34,525	16,078
[1]	LS Electric Co. Ltd.	83,710	16,076
	Hyosung Heavy Industries Corp.	5,752	15,495
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	49,376	15,461
*	Samsung Heavy Industries Co. Ltd.	697,690	15,368
	Samsung Life Insurance Co. Ltd.	86,659	14,739
	Hyundai Rotem Co. Ltd.	79,995	14,639
*,1	LG Energy Solution Ltd.	45,659	14,334
	LG Chem Ltd. (XKRX)	51,369	13,913
	KT&G Corp.	108,928	13,133
*,2	Samsung Biologics Co. Ltd.	13,143	13,104
*	Hanwha Ocean Co. Ltd.	138,481	12,390
[1]	Hanmi Semiconductor Co. Ltd.	46,112	11,682
	SK Inc.	39,874	11,607
[1]	Ecopro Co. Ltd.	110,358	11,551
[1]	LG Electronics Inc. (XKRX)	117,416	11,309
[1]	Alteogen Inc.	43,415	10,963
	Kakao Corp.	338,299	10,891
	Samsung Fire & Marine Insurance Co. Ltd.	34,659	10,824
[1]	Mirae Asset Securities Co. Ltd.	223,541	9,929
	HD Hyundai Co. Ltd.	45,625	9,687
	LIG Defense&Aerospace Co. Ltd.	14,684	9,315
[1]	Korea Aerospace Industries Ltd.	77,806	8,914
[1]	Hyundai Engineering & Construction Co. Ltd.	79,984	8,858
	Korea Electric Power Corp.	283,171	8,484
[1]	Doosan Co. Ltd.	7,531	8,315
[1]	APR Corp.	27,180	7,805
*,1	SK Innovation Co. Ltd.	78,431	7,786
	Korea Investment Holdings Co. Ltd.	45,555	7,486
[1]	Ecopro BM Co. Ltd.	53,143	7,483
	LG Corp.	94,730	6,393
[1]	Hanwha Systems Co. Ltd.	79,727	6,323
	Hyundai Glovis Co. Ltd.	40,920	6,318
	Samsung E&A Co. Ltd.	172,289	6,240
[1]	POSCO Future M Co. Ltd.	36,111	6,206
[1]	IsuPetasys Co. Ltd.	59,273	6,153
[1]	LG Innotek Co. Ltd.	15,537	6,074
*	Meritz Financial Group Inc.	77,488	5,864
	LS Corp.	18,738	5,830
*,1	HLB Inc.	132,279	5,478
28

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	DB Insurance Co. Ltd.	47,603	5,417
	Krafton Inc.	29,782	5,355
*,1	Daewoo Engineering & Construction Co. Ltd.	223,067	5,346
	Samsung Securities Co. Ltd.	69,207	5,071
	Korea Zinc Co. Ltd.	4,602	4,933
	Samsung SDS Co. Ltd.	43,285	4,899
	KIWOOM Securities Co. Ltd.	16,807	4,582
[1]	Sam Chun Dang Pharm Co. Ltd.	15,922	4,553
*	Taihan Cable & Solution Co. Ltd.	118,406	4,553
[1]	LEENO Industrial Inc.	55,118	4,501
[1]	HYBE Co. Ltd.	24,993	4,478
[1]	Industrial Bank of Korea	279,615	4,286
	HD Construction Equipment Co. Ltd.	33,749	4,240
	S-Oil Corp.	46,019	4,188
*,1	Peptron Inc.	23,396	4,177
*	ABLBio Inc.	44,888	4,176
*,1	L&F Co. Ltd.	31,099	4,154
	HMM Co. Ltd.	296,078	4,127
[1]	Samyang Foods Co. Ltd.	4,487	4,074
*,1	Hanwha Solutions Corp.	116,764	4,050
*,1	Rainbow Robotics	8,753	3,986
	Yuhan Corp.	60,491	3,774
[1]	DB HiTek Co. Ltd.	34,835	3,772
[1]	OCI Holdings Co. Ltd.	14,302	3,607
*	Hanwha Engine	59,444	3,560
*	LigaChem Biosciences Inc.	27,837	3,503
	BNK Financial Group Inc.	272,094	3,455
[1]	Korean Air Lines Co. Ltd.	205,962	3,447
[1]	KakaoBank Corp.	207,156	3,425
	Coway Co. Ltd.	58,314	3,390
	NH Investment & Securities Co. Ltd.	144,208	3,307
[1]	Sanil Electric Co. Ltd.	17,768	3,244
[1]	HD Hyundai Marine Solution Co. Ltd.	17,735	3,207
	JB Financial Group Co. Ltd.	172,250	3,188
[1]	Jusung Engineering Co. Ltd.	35,833	3,100
	Hankook Tire & Technology Co. Ltd.	76,455	3,077
	Eo Technics Co. Ltd.	9,423	3,042
	Posco International Corp.	50,691	2,991
	Amorepacific Corp.	32,235	2,955
[1]	Daeduck Electronics Co. Ltd.	35,931	2,789
	GS Holdings Corp.	49,243	2,735
	Hanwha Corp. (XKRX)	29,580	2,689
	Doosan Bobcat Inc.	54,667	2,689
	Hyundai Steel Co.	92,037	2,675
[1]	KEPCO Engineering & Construction Co. Inc.	20,503	2,646
*,1	LG Display Co. Ltd.	315,091	2,631
*,1	Samsung Episholdings Co. Ltd.	7,080	2,615
[1]	WONIK IPS Co. Ltd.	32,113	2,595
	NC Corp.	14,025	2,589
*,1	Woori Technology Inc.	168,946	2,494
*,1	Robotis Co. Ltd.	11,234	2,444
	LG Uplus Corp.	225,585	2,419
[1]	Hyundai Autoever Corp.	7,646	2,363
	Orion Corp.	24,230	2,354
[1]	LG CNS Co. Ltd.	52,711	2,342
*	Voronoi Inc.	11,821	2,296
[1]	HPSP Co. Ltd.	62,850	2,276
[1]	CJ Corp.	14,760	2,248
[1]	DL E&C Co. Ltd.	33,030	2,226
*,1	Hanwha Vision Co. Ltd.	36,631	2,170
*,1	SK Biopharmaceuticals Co. Ltd.	31,535	2,153
	Hanmi Pharm Co. Ltd.	6,858	2,147
*,1	OliX Pharmaceuticals Inc.	18,034	2,128
[1]	Iljin Electric Co. Ltd.	24,893	2,092
[1]	Hanjin Kal Corp.	26,679	2,046
	iM Financial Group Co. Ltd.	156,582	2,026
*,1	Fadu Inc.	36,711	1,971
*,1	Doosan Fuel Cell Co. Ltd.	46,244	1,935
	Shinsegae Inc.	6,663	1,841
[1]	GS Engineering & Construction Corp.	70,838	1,839
29

Pacific Stock Index Fund
		Shares	Market Value• ($000)
[1]	Hansol Chemical Co. Ltd.	9,396	1,839
[1]	ISC Co. Ltd.	10,874	1,819
*,1	ISU Specialty Chemical	21,936	1,815
	KCC Corp.	4,766	1,808
	Hyundai Elevator Co. Ltd.	26,895	1,805
[1]	LG H&H Co. Ltd. (XKRX)	10,398	1,792
	SIMMTECH Co. Ltd.	29,817	1,790
*,1	SKC Co. Ltd. (XKRX)	20,798	1,677
*	HD-Hyundai Marine Engine	22,919	1,646
*,1	Doosan Robotics Inc.	21,747	1,642
	Kumho Petrochemical Co. Ltd.	16,381	1,630
	PharmaResearch Co. Ltd.	7,566	1,613
*,1	Ecopro Materials Co. Ltd.	28,981	1,594
[1]	Koh Young Technology Inc.	57,806	1,593
*,1	D&D PharmaTech Inc.	31,018	1,584
[1]	Lotte Chemical Corp.	20,028	1,554
*,1	Hotel Shilla Co. Ltd.	34,595	1,542
	CJ CheilJedang Corp. (XKRX)	9,222	1,542
	E-MART Inc.	21,022	1,522
*,1	Kakaopay Corp.	39,724	1,512
*,1	Pearl Abyss Corp.	37,166	1,482
*,1	Lotte Energy Materials Corp.	32,637	1,481
	ST Pharm Co. Ltd.	14,287	1,480
*	Mezzion Pharma Co. Ltd.	24,795	1,480
	Kangwon Land Inc.	126,717	1,475
	HL Mando Co. Ltd.	37,322	1,454
*,1	Seojin System Co. Ltd.	35,497	1,442
[1]	Eugene Technology Co. Ltd.	15,843	1,424
[1]	Dongjin Semichem Co. Ltd.	36,551	1,418
	Kolon Industries Inc.	21,898	1,411
[1]	Posco DX Co. Ltd.	59,467	1,408
*,1	Oscotec Inc.	37,840	1,343
[1]	Hana Micron Inc.	48,931	1,342
*,1	BHI Co. Ltd.	20,030	1,341
[1]	PSK Inc.	21,862	1,336
*	Hyundai Marine & Fire Insurance Co. Ltd.	64,495	1,329
[1]	SPG Co. Ltd.	15,093	1,319
[1]	Soulbrain Co. Ltd.	4,188	1,318
[1]	Daejoo Electronic Materials Co. Ltd.	12,219	1,318
	S-1 Corp.	22,314	1,300
	JYP Entertainment Corp.	29,926	1,284
*,1	Taesung Co. Ltd.	23,675	1,276
[1]	CS Wind Corp.	26,047	1,268
	Youngone Corp.	22,334	1,252
	Hyosung Corp.	7,933	1,237
[1]	D'Alba Global Co. Ltd.	7,983	1,223
[1]	Poongsan Corp.	18,168	1,220
*,1	Jeju Semiconductor Corp.	33,207	1,201
	Korean Reinsurance Co.	142,677	1,192
[1]	Cosmax Inc.	8,288	1,186
	Han Kuk Carbon Co. Ltd.	35,130	1,179
[1]	TechWing Inc.	29,686	1,176
[1]	Caregen Co. Ltd.	16,190	1,163
*,1	Hanall Biopharma Co. Ltd.	35,412	1,149
[1]	Doosan Tesna Inc.	12,687	1,148
[1]	RFHIC Corp.	17,669	1,134
[1]	Silicon2 Co. Ltd.	37,671	1,129
*,1	Hanon Systems	387,486	1,115
	Lotte Shopping Co. Ltd.	12,106	1,109
	S&S Tech Corp.	15,673	1,086
	Hyundai Department Store Co. Ltd.	14,585	1,079
*,1	Hugel Inc.	6,160	1,059
[1]	Park Systems Corp.	5,359	1,055
	Hyosung TNC Corp.	2,933	1,032
	LX International Corp.	28,379	1,028
*,1	CosmoAM&T Co. Ltd.	25,187	1,014
	Cheil Worldwide Inc.	74,429	1,009
	Classys Inc.	26,667	1,009
*,1	HJ Shipbuilding & Construction Co. Ltd.	51,112	1,008
*,1	Hyulim ROBOT Co. Ltd.	117,005	1,006
30

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*,1	Curiox Biosystems Co. Ltd.	14,252	991
[1]	KEPCO Plant Service & Engineering Co. Ltd.	23,323	990
[1]	Hyundai Wia Corp.	17,578	990
	Pan Ocean Co. Ltd.	263,518	989
[2]	Netmarble Corp.	28,812	971
*,1	Lunit Inc.	34,169	969
	Samsung Card Co. Ltd.	26,568	959
*	Hanwha Life Insurance Co. Ltd.	289,306	959
	SK REITs Co. Ltd.	207,425	946
[1]	Celltrion Pharm Inc.	24,470	936
	Kolmar Korea Co. Ltd.	15,244	916
[1]	Tokai Carbon Korea Co. Ltd.	4,352	878
[1]	L&C Bio Co. Ltd.	20,216	877
*,1	Wonik Holdings Co. Ltd.	38,690	871
[1]	LS Materials Ltd.	41,925	861
[1]	NongShim Co. Ltd.	3,340	858
	Daishin Securities Co. Ltd.	32,661	846
*,1	Hyundai Bioscience Co. Ltd.	92,829	846
[1]	TES Co. Ltd.	14,515	843
	LOTTE Fine Chemical Co. Ltd.	17,718	835
*,1	SK Bioscience Co. Ltd.	28,401	833
	Youngone Holdings Co. Ltd.	5,885	832
*,1	APRILBIO Co. Ltd.	20,439	829
[1]	SM Entertainment Co. Ltd.	12,537	822
	Intellian Technologies Inc.	9,032	812
[1]	People & Technology Inc.	20,814	795
	Daou Technology Inc.	24,707	782
[1]	Seah Besteel Holdings Corp.	15,088	772
	Misto Holdings Corp.	27,826	765
*,1	Naturecell Co. Ltd.	58,002	763
[1]	Lotte Corp.	36,499	760
	Pharmicell Co. Ltd.	61,070	758
*	Qurient Co. Ltd.	29,733	757
*,1	Clobot Co. Ltd.	21,944	755
*,1	G2GBIO Inc.	12,670	748
	Korea Gas Corp.	27,890	740
*	Seers Co. Ltd.	22,857	739
[1]	Solid Inc.	63,534	737
*,1	Chabiotech Co. Ltd.	61,970	719
	BGF retail Co. Ltd.	7,990	714
[1]	F&F Co. Ltd.	15,640	711
[1]	Shinsung Delta Tech Co. Ltd.	17,993	711
	SK Telecom Co. Ltd.	10,935	709
*,1	Hanwha Investment & Securities Co. Ltd.	135,832	699
	Lake Materials Co. Ltd.	43,778	688
	HAESUNG DS Co. Ltd.	12,285	678
	SL Corp.	15,595	668
	CJ Logistics Corp.	9,684	665
*,1	Creative & Innovative System	56,989	663
*	Kumho Tire Co. Inc.	166,975	660
*,1	Foosung Co. Ltd.	73,118	658
	BH Co. Ltd.	27,820	656
*,1	Orum Therapeutics Inc.	10,689	649
*,1	SK Securities Co. Ltd.	181,126	645
*,1	ROKIT Healthcare Inc.	12,378	643
	Sung Kwang Bend Co. Ltd.	19,737	622
	HK inno N Corp.	16,770	601
*,1	GI Innovation Inc.	53,114	593
*,1	Enchem Co. Ltd.	19,519	587
*	KMW Co. Ltd.	28,667	582
	IPARK Hyundai Development Co.	37,088	578
	Seegene Inc.	34,751	578
*	DL Holdings Co. Ltd.	11,864	577
	OCI Co. Ltd.	5,619	575
	Dongsuh Cos. Inc.	31,626	572
	Advanced Nano Products Co. Ltd.	10,069	569
	Hanmi Science Co. Ltd.	22,067	565
	GS Retail Co. Ltd.	35,248	561
	HDC Holdings Co. Ltd.	29,325	559
	SOLUM Co. Ltd.	42,382	558
31

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	SK Gas Ltd.	2,849	555
[1]	Cheryong Electric Co. Ltd.	11,461	552
*,1,2	SK IE Technology Co. Ltd.	30,517	550
[1]	Korea Petrochemical Ind Co. Ltd.	4,398	543
*,1	SK oceanplant Co. Ltd.	32,576	543
	GC Biopharma Corp.	5,785	539
	ESR Kendall Square REIT Co. Ltd.	175,191	535
*	Lotte Tour Development Co. Ltd.	37,482	529
	Paradise Co. Ltd.	48,648	524
*,1	GemVax & Kael Co. Ltd.	32,275	520
[1]	LX Semicon Co. Ltd.	12,183	518
*,1,3	Shinsung E&G Co. Ltd.	185,585	504
*,1	Sungeel Hitech Co. Ltd.	8,815	493
	SK Networks Co. Ltd.	122,684	487
*,1	SFA Semicon Co. Ltd.	84,193	482
	SK Chemicals Co. Ltd.	11,808	476
	DongKook Pharmaceutical Co. Ltd.	28,992	470
	Daewoong Pharmaceutical Co. Ltd.	4,655	469
*	Duk San Neolux Co. Ltd.	13,610	468
	LOTTE REIT Co. Ltd.	154,879	465
	Shinhan Alpha REIT Co. Ltd.	113,144	462
	YG Entertainment Inc.	12,524	460
	Amorepacific Holdings Corp.	24,240	459
	DoubleUGames Co. Ltd.	11,080	458
[1]	TK Corp.	14,508	453
	Hankook & Co. Co. Ltd.	26,463	448
	Chong Kun Dang Pharmaceutical Corp.	7,695	447
[1]	Il Dong Pharmaceutical Co. Ltd.	24,178	437
	HS Hyosung Advanced Materials Corp.	2,364	433
[1]	Harim Holdings Co. Ltd.	48,332	429
*,1	Inventage Lab Inc.	10,010	423
[1]	Samwha Capacitor Co. Ltd.	8,722	401
*,1	Cosmochemical Co. Ltd.	32,923	398
*,1	Synopex Inc.	97,920	397
*,1	Seoul Semiconductor Co. Ltd.	35,041	395
[1]	Wemade Co. Ltd.	23,363	395
	Dongkuk Steel Mill Co. Ltd.	37,851	395
[1]	ENF Technology Co. Ltd.	9,886	394
[1]	Hyundai GF Holdings	40,123	392
	Solus Advanced Materials Co. Ltd.	43,066	385
[1]	NEXTIN Inc.	8,055	384
	SK Discovery Co. Ltd.	10,068	380
	Korea Electric Terminal Co. Ltd.	6,129	379
*	CJ ENM Co. Ltd.	10,327	379
	GS P&L Co. Ltd.	10,066	378
	Medytox Inc.	5,112	367
*,1	Danal Co. Ltd.	73,121	367
[1]	Posco M-Tech Co. Ltd.	27,338	367
*,1	SHIFT UP Corp.	16,027	354
	Bukwang Pharmaceutical Co. Ltd.	81,820	351
	Yuanta Securities Korea Co. Ltd.	97,416	348
*,1	Kakao Games Corp.	41,571	341
	SNT Motiv Co. Ltd.	14,248	338
[1]	KC Tech Co. Ltd.	7,967	337
	Orion Holdings Corp.	19,034	335
*,1	HLB Life Science Co. Ltd.	117,518	332
[1]	Sungwoo Hitech Co. Ltd.	54,259	329
*	Studio Dragon Corp.	13,849	327
	NHN Corp.	11,496	322
*	Ananti Inc.	66,391	320
	Ecopro HN Co. Ltd.	14,721	320
*,1	Chunbo Co. Ltd.	7,484	319
*	Komipharm International Co. Ltd.	48,343	318
	Lotte Chilsung Beverage Co. Ltd.	3,832	318
[1]	Innox Advanced Materials Co. Ltd.	13,575	318
*,1	Korea Line Corp.	179,479	314
[1]	Hite Jinro Co. Ltd.	27,084	314
	i-SENS Inc.	21,550	310
	Soop Co. Ltd.	7,802	309
[1]	NHN KCP Corp.	22,972	308
32

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Seobu T&D	30,125	306
*	Shin Poong Pharmaceutical Co. Ltd.	38,748	306
	Daewoong Co. Ltd.	19,558	301
	Myoung Shin Industrial Co. Ltd.	33,248	301
[1]	Hana Tour Service Inc.	10,555	299
*,1	VT Co. Ltd.	25,846	298
*,1	Hanssem Co. Ltd.	9,683	297
[1]	NICE Information Service Co. Ltd.	28,620	296
	PI Advanced Materials Co. Ltd.	16,375	286
	IS Dongseo Co. Ltd.	15,718	284
	Grand Korea Leisure Co. Ltd.	34,777	284
	Dentium Co. Ltd.	7,768	281
	Eugene Investment & Securities Co. Ltd.	73,834	281
	Hanil Cement Co. Ltd.	23,608	280
	SFA Engineering Corp.	13,015	279
[1]	TCC Steel	20,738	279
	Lotte Rental Co. Ltd.	12,117	276
	Sebang Global Battery Co. Ltd.	5,907	265
	JW Pharmaceutical Corp.	12,484	264
	Hancom Inc.	18,662	261
	Otoki Corp.	1,035	256
*	Cafe24 Corp.	15,000	256
	E1 Corp.	3,491	255
	Advanced Process Systems Corp.	14,177	253
	DI Dong Il Corp.	12,284	251
*	Hanwha General Insurance Co. Ltd.	55,595	250
	Huons Global Co. Ltd.	5,829	250
*	CJ CGV Co. Ltd.	74,379	248
*,1	Samyang Biopharmaceuticals Corp.	4,772	248
	Hyundai Home Shopping Network Corp.	4,258	245
*	Eubiologics Co. Ltd.	27,798	242
[1]	Dongwon Industries Co. Ltd.	9,164	240
	Daesang Corp.	16,891	237
[1]	Taekwang Industrial Co. Ltd.	293	236
*	HLB Therapeutics Co. Ltd.	97,867	235
	Boryung	34,542	233
	HL Holdings Corp.	7,644	225
*	Daea TI Co. Ltd.	72,499	224
	Ahnlab Inc.	5,242	224
	Soulbrain Holdings Co. Ltd.	4,449	222
	Mcnex Co. Ltd.	14,132	222
	Unid Co. Ltd.	3,462	222
	Samchully Co. Ltd.	2,199	220
	Partron Co. Ltd.	39,100	219
*	Asiana Airlines Inc.	45,832	218
*,1	UniTest Inc.	16,989	214
	Binggrae Co. Ltd.	4,107	209
	Youlchon Chemical Co. Ltd.	11,863	208
	Kwang Dong Pharmaceutical Co. Ltd.	36,793	206
*,1	Binex Co. Ltd.	27,468	206
	Dong-A Socio Holdings Co. Ltd.	3,098	205
*,1	Tongyang Life Insurance Co. Ltd.	35,954	202
	Handsome Co. Ltd.	11,129	200
	MegaStudyEdu Co. Ltd.	6,207	199
[1]	BNC Korea, Inc.	73,467	199
	TKG Huchems Co. Ltd.	15,453	198
	LX Holdings Corp.	31,711	196
	HYUNDAI Corp.	9,252	195
	Neowiz	13,078	195
	Innocean Worldwide Inc.	14,255	191
[1]	KH Vatec Co. Ltd.	19,909	190
*	Bioneer Corp.	26,189	187
	Humedix Co. Ltd.	7,749	186
*	LX Hausys Ltd.	7,559	185
	GC Corp.	19,243	182
	Lotte Wellfood Co. Ltd.	2,209	181
[3]	JR Global REIT	224,679	178
[1]	INTOPS Co. Ltd.	13,914	176
	Hankook Shell Oil Co. Ltd.	510	175
	Com2uSCorp	7,888	175
33

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	SD Biosensor Inc.	30,380	173
	Nexen Tire Corp.	34,205	172
	Young Poong Corp.	3,829	171
	InBody Co. Ltd.	8,418	168
	KISWIRE Ltd.	9,608	167
*	Nexon Games Co. Ltd.	20,521	165
	Dong-A ST Co. Ltd.	5,398	162
	LF Corp.	9,645	162
	Samyang Holdings Corp.	3,241	153
*	CMG Pharmaceutical Co. Ltd.	125,860	151
	KCC Glass Corp.	7,574	150
*	GC Cell Corp.	9,045	146
	Hyundai Green Food	13,045	146
	GOLFZON Co. Ltd.	4,135	144
*,1	Genexine Inc.	39,179	144
	Webzen Inc.	17,380	143
*,3	Kum Yang Co. Ltd.	20,452	137
	NICE Holdings Co. Ltd.	13,366	132
	Zinus Inc.	13,963	122
*	Vaxcell-Bio Therapeutics Co. Ltd.	23,952	122
*	Yungjin Pharmaceutical Co. Ltd.	98,804	118
	Hansae Co. Ltd.	14,725	115
	Korea United Pharm Inc.	8,073	110
*,1	Joongang Advanced Materials Co. Ltd.	84,146	110
*	Modetour Network Inc.	14,159	109
	Hanjin Logistics Corp.	7,822	103
*,3	NKGen Biotech Korea Co. Ltd.	15,367	99
*	Jeju Air Co. Ltd.	22,787	82
	Huons Co. Ltd.	3,643	65
*,3	Hyosung Chemical Corp.	2,336	61
*,3	Dawonsys Co. Ltd.	32,949	56
	Ilyang Pharmaceutical Co. Ltd.	7,172	55
*,1	GeneOne Life Science Inc.	84,701	49
*	DIO Corp.	2,025	24
	Samyang Corp.	636	21
			2,679,973
Total Common Stocks (Cost $9,406,278)			12,827,213
Preferred Stocks (0.9%)
	Samsung Electronics Co. Ltd. Preference Shares	886,449	95,678
	Hyundai Motor Co. Preference Shares (XKRX)	37,911	6,391
	Hyundai Motor Co. Preference Shares	23,998	4,057
	Mirae Asset Securities Co. Ltd. Preference Shares (XKRX)	135,419	1,801
	LG Chem Ltd. Preference Shares	7,332	930
	Doosan Co. Ltd. Preference Shares	1,987	883
	Hanwha Corp. Preference Shares	22,056	740
	LG Electronics Inc. Preference Shares	16,215	664
	Korea Investment Holdings Co. Ltd. Preference Shares	5,648	660
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares (XKRX)	2,377	599
*	Samsung SDI Co. Ltd. Preference Shares	1,632	391
	Amorepacific Corp. Preference Shares (XKRX)	8,327	274
	Daishin Securities Co. Ltd. Preference Shares	11,886	191
	LG H&H Co. Ltd. Preference Shares	1,162	89
	CJ CheilJedang Corp. Preference Shares	31	3
Total Preferred Stocks (Cost $29,828)			113,351
Rights (0.0%)
*	SKC Co. Ltd. Exp. 5/15/2026 (Cost $—)	7,125	227
34

Pacific Stock Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[4,5]	Vanguard Market Liquidity Fund, 3.685% (Cost $213,460)	2,134,792	213,458
Total Investments (100.7%) (Cost $9,649,566)			13,154,249
Other Assets and Liabilities—Net (-0.7%)			(86,556)
Net Assets (100%)			13,067,693
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $192,510.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $37,292, representing 0.3% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $203,473 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KOSPI 200 INDEX	June 2026	153	25,750	4,760
S&P ASX 200 Index	June 2026	162	25,274	302
Topix Index	June 2026	279	66,723	2,337
				7,399

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	6/17/2026	AUD	23,613	USD	16,247	737	—
Toronto-Dominion Bank	6/17/2026	AUD	22,157	USD	15,491	446	—
Goldman Sachs International	6/17/2026	HKD	141	USD	18	—	—
JPMorgan Chase Bank, N.A.	6/17/2026	JPY	4,749,089	USD	29,999	460	—
UBS AG	6/17/2026	JPY	2,120,503	USD	13,417	183	—
Toronto-Dominion Bank	6/17/2026	JPY	2,120,503	USD	13,408	192	—
Toronto-Dominion Bank	6/17/2026	KRW	13,596,935	USD	9,022	220	—
Bank of Montreal	6/17/2026	USD	8,380	AUD	11,783	—	(96)
State Street Bank & Trust Co.	6/17/2026	USD	48,002	JPY	7,622,097	—	(883)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	7,835	JPY	1,244,854	—	(149)
HSBC Bank plc	6/17/2026	USD	5,080	KRW	7,618,037	—	(97)
BNP Paribas	6/17/2026	USD	2,656	KRW	3,898,011	7	—
State Street Bank & Trust Co.	6/17/2026	USD	3,488	SGD	4,410	11	—
						2,256	(1,225)
AUD—Australian dollar.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
SGD—Singapore dollar.
USD—U.S. dollar.
At April 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,128 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
35

Pacific Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $9,436,106)	12,940,791
Affiliated Issuers (Cost $213,460)	213,458
Total Investments in Securities	13,154,249
Investment in Vanguard	283
Cash	1
Cash Collateral Pledged—Futures Contracts	10,819
Foreign Currency, at Value (Cost $10,287)	10,444
Receivables for Investment Securities Sold	5,628
Receivables for Accrued Income	68,491
Receivables for Capital Shares Issued	4,949
Unrealized Appreciation—Forward Currency Contracts	2,256
Other Assets	18,118
Total Assets	13,275,238
Liabilities
Payables for Investment Securities Purchased	698
Collateral for Securities on Loan	203,473
Payables for Capital Shares Redeemed	937
Payables to Vanguard	400
Variation Margin Payable—Futures Contracts	812
Unrealized Depreciation—Forward Currency Contracts	1,225
Total Liabilities	207,545
Net Assets	13,067,693
1 Includes $192,510 of securities on loan.
At April 30, 2026, net assets consisted of:

Paid-in Capital	9,560,189
Total Distributable Earnings (Loss)	3,507,504
Net Assets	13,067,693

Investor Shares—Net Assets
Applicable to 269,666 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,513
Net Asset Value Per Share—Investor Shares	$20.44

ETF Shares—Net Assets
Applicable to 76,752,801 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,231,788
Net Asset Value Per Share—ETF Shares	$107.25

Admiral™ Shares—Net Assets
Applicable to 26,504,411 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,516,706
Net Asset Value Per Share—Admiral Shares	$132.68

Institutional Shares—Net Assets
Applicable to 64,707,957 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,313,686
Net Asset Value Per Share—Institutional Shares	$20.30

See accompanying Notes, which are an integral part of the Financial Statements.
36

Pacific Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends[1]	140,714
Interest[2]	746
Securities Lending—Net	3,247
Total Income	144,707
Expenses
The Vanguard Group—Note C
Investment Advisory Services	430
Management and Administrative—Investor Shares	5
Management and Administrative—ETF Shares	1,942
Management and Administrative—Admiral Shares	1,134
Management and Administrative—Institutional Shares	323
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	138
Marketing and Distribution—Admiral Shares	59
Marketing and Distribution—Institutional Shares	20
Custodian Fees	384
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	262
Shareholders’ Reports—Admiral Shares	16
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	3
Other Expenses	19
Total Expenses	4,736
Net Investment Income	139,971
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,125,020
Futures Contracts	11,759
Forward Currency Contracts	(542)
Foreign Currencies	(6,359)
Realized Net Gain (Loss)	1,129,878
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,092,153
Futures Contracts	338
Forward Currency Contracts	1,660
Foreign Currencies	3,276
Change in Unrealized Appreciation (Depreciation)	1,097,427
Net Increase (Decrease) in Net Assets Resulting from Operations	2,367,276
1	Dividends are net of foreign withholding taxes of $11,873.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $589, ($5), and ($15), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $1,076,483 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
37

Pacific Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	139,971	284,585
Realized Net Gain (Loss)	1,129,878	283,512
Change in Unrealized Appreciation (Depreciation)	1,097,427	2,072,318
Net Increase (Decrease) in Net Assets Resulting from Operations	2,367,276	2,640,415
Distributions
Investor Shares	(119)	(144)
ETF Shares	(222,844)	(228,109)
Admiral Shares	(76,313)	(77,384)
Institutional Shares	(28,010)	(16,332)
Total Distributions	(327,286)	(321,969)
Capital Share Transactions
Investor Shares	38	(1,195)
ETF Shares	(1,503,570)	(271,592)
Admiral Shares	113,765	(53,316)
Institutional Shares	512,035	(7,636)
Net Increase (Decrease) from Capital Share Transactions	(877,732)	(333,739)
Total Increase (Decrease)	1,162,258	1,984,707
Net Assets
Beginning of Period	11,905,435	9,920,728
End of Period	13,067,693	11,905,435

See accompanying Notes, which are an integral part of the Financial Statements.
38

Pacific Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.49	$14.10	$12.30	$11.21	$15.40	$12.79
Investment Operations
Net Investment Income[1]	.198	.388	.340	.350	.386	.349
Net Realized and Unrealized Gain (Loss) on Investments	3.206	3.444	1.876	1.097	(4.175)	2.600
Total from Investment Operations	3.404	3.832	2.216	1.447	(3.789)	2.949
Distributions
Dividends from Net Investment Income	(.454)	(.442)	(.416)	(.357)	(.401)	(.339)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.454)	(.442)	(.416)	(.357)	(.401)	(.339)
Net Asset Value, End of Period	$20.44	$17.49	$14.10	$12.30	$11.21	$15.40
Total Return[2]	19.99%	27.88%	18.13%	12.83%	-25.08%	23.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6	$5	$5	$6	$6	$12
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.23%[3]	0.23%[3]	0.23%[3]	0.23%
Ratio of Net Investment Income to Average Net Assets	2.12%	2.62%	2.43%	2.71%	2.87%	2.25%
Portfolio Turnover Rate[4]	5%	7%	5%	3%	6%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.23%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
39

Pacific Stock Index Fund
Financial Highlights
FTSE Pacific ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$91.73	$73.95	$64.49	$58.78	$80.80	$67.11
Investment Operations
Net Investment Income[1]	1.047	2.153	1.917	1.944	2.158	1.993
Net Realized and Unrealized Gain (Loss) on Investments	16.892	18.073	9.840	5.738	(21.961)	13.594
Total from Investment Operations	17.939	20.226	11.757	7.682	(19.803)	15.587
Distributions
Dividends from Net Investment Income	(2.419)	(2.446)	(2.297)	(1.972)	(2.217)	(1.897)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.419)	(2.446)	(2.297)	(1.972)	(2.217)	(1.897)
Net Asset Value, End of Period	$107.25	$91.73	$73.95	$64.49	$58.78	$80.80
Total Return	20.10%	28.09%	18.36%	13.00%	-24.99%	23.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,232	$8,397	$7,032	$6,162	$5,276	$5,463
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%[2]	0.08%[2]	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	2.15%	2.75%	2.60%	2.88%	3.11%	2.45%
Portfolio Turnover Rate[3]	5%	7%	5%	3%	6%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
40

Pacific Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$113.49	$91.49	$79.79	$72.71	$99.94	$83.00
Investment Operations
Net Investment Income[1]	1.364	2.649	2.351	2.378	2.648	2.399
Net Realized and Unrealized Gain (Loss) on Investments	20.813	22.358	12.172	7.124	(27.155)	16.866
Total from Investment Operations	22.177	25.007	14.523	9.502	(24.507)	19.265
Distributions
Dividends from Net Investment Income	(2.987)	(3.007)	(2.823)	(2.422)	(2.723)	(2.325)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.987)	(3.007)	(2.823)	(2.422)	(2.723)	(2.325)
Net Asset Value, End of Period	$132.68	$113.49	$91.49	$79.79	$72.71	$99.94
Total Return[2]	20.08%	28.07%	18.33%	12.98%	-25.01%	23.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,517	$2,901	$2,389	$2,154	$2,072	$2,834
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	2.25%	2.73%	2.58%	2.85%	3.06%	2.39%
Portfolio Turnover Rate[4]	5%	7%	5%	3%	6%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
41

Pacific Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.36	$14.00	$12.21	$11.13	$15.29	$12.70
Investment Operations
Net Investment Income[1]	.210	.404	.369	.367	.405	.366
Net Realized and Unrealized Gain (Loss) on Investments	3.188	3.419	1.856	1.086	(4.146)	2.582
Total from Investment Operations	3.398	3.823	2.225	1.453	(3.741)	2.948
Distributions
Dividends from Net Investment Income	(.458)	(.463)	(.435)	(.373)	(.419)	(.358)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.458)	(.463)	(.435)	(.373)	(.419)	(.358)
Net Asset Value, End of Period	$20.30	$17.36	$14.00	$12.21	$11.13	$15.29
Total Return	20.11%	28.05%	18.35%	12.97%	-24.96%	23.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,314	$603	$495	$379	$297	$416
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%[2]	0.08%[2]	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	2.27%	2.72%	2.64%	2.87%	3.06%	2.39%
Portfolio Turnover Rate[3]	5%	7%	5%	3%	6%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
42

Pacific Stock Index Fund
Notes to Financial Statements
Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2026, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
43

Pacific Stock Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $283,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
44

Pacific Stock Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	612	12,823,257	3,344	12,827,213
Preferred Stocks	—	113,351	—	113,351
Rights	227	—	—	227
Temporary Cash Investments	213,458	—	—	213,458
Total	214,297	12,936,608	3,344	13,154,249
Derivative Financial Instruments
Assets
Futures Contracts[1]	7,399	—	—	7,399
Forward Currency Contracts	—	2,256	—	2,256
Total	7,399	2,256	—	9,655
Liabilities
Forward Currency Contracts	—	(1,225)	—	(1,225)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	7,399	—	7,399
Unrealized Appreciation—Forward Currency Contracts	—	2,256	2,256
Total Assets	7,399	2,256	9,655

Unrealized Depreciation—Forward Currency Contracts	—	(1,225)	(1,225)
Total Liabilities	—	(1,225)	(1,225)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	11,759	—	11,759
Forward Currency Contracts	—	(542)	(542)
Realized Net Gain (Loss) on Derivatives	11,759	(542)	11,217
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	338	—	338
Forward Currency Contracts	—	1,660	1,660
Change in Unrealized Appreciation (Depreciation) on Derivatives	338	1,660	1,998
F.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,985,583
Gross Unrealized Appreciation	4,300,682
Gross Unrealized Depreciation	(1,123,586)
Net Unrealized Appreciation (Depreciation)	3,177,096
45

Pacific Stock Index Fund
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $911,955,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2026, the fund purchased $1,030,854,000 of investment securities and sold $672,224,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $886,014,000 and $2,307,572,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	749	40	717	47
Issued in Lieu of Cash Distributions	119	7	144	10
Redeemed	(830)	(46)	(2,056)	(138)
Net Increase (Decrease)—Investor Shares	38	1	(1,195)	(81)
ETF Shares
Issued	1,335,186	13,420	968,173	12,441
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,838,756)	(28,200)	(1,239,765)	(16,000)
Net Increase (Decrease)—ETF Shares	(1,503,570)	(14,780)	(271,592)	(3,559)
Admiral Shares
Issued	302,961	2,466	224,673	2,312
Issued in Lieu of Cash Distributions	60,753	552	61,931	661
Redeemed	(249,949)	(2,075)	(339,920)	(3,522)
Net Increase (Decrease)—Admiral Shares	113,765	943	(53,316)	(549)
Institutional Shares
Issued	590,744	34,019	83,339	5,670
Issued in Lieu of Cash Distributions	24,568	1,457	12,717	889
Redeemed	(103,277)	(5,508)	(103,692)	(7,166)
Net Increase (Decrease)—Institutional Shares	512,035	29,968	(7,636)	(607)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q722 062026
46

Financial Statements
For the six-months ended April 30, 2026
Vanguard Total World Stock Index Fund

Contents
Financial Statements	1

Total World Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.0%)
Australia (1.7%)
	Commonwealth Bank of Australia	1,349,544	169,984
	BHP Group Ltd.	3,953,099	156,461
	Westpac Banking Corp.	2,751,907	76,989
	National Australia Bank Ltd.	2,464,281	71,286
	ANZ Group Holdings Ltd.	2,427,561	64,480
	Wesfarmers Ltd.	911,662	48,430
	Macquarie Group Ltd.	275,119	47,263
	Rio Tinto Ltd.	309,497	37,910
	Woodside Energy Group Ltd.	1,554,026	37,153
	Goodman Group	1,655,494	35,867
	CSL Ltd.	394,931	35,647
	Transurban Group	2,637,939	26,735
	Woolworths Group Ltd.	1,006,957	25,003
	QBE Insurance Group Ltd.	1,254,554	20,321
	Fortescue Ltd.	1,312,444	18,916
	Brambles Ltd.	1,150,843	18,838
	Coles Group Ltd.	1,138,142	18,140
	Northern Star Resources Ltd.	1,145,581	17,560
	Aristocrat Leisure Ltd.	477,322	16,422
	Santos Ltd.	2,791,388	16,082
	Evolution Mining Ltd.	1,689,987	14,941
	Scentre Group	4,903,742	13,177
	Origin Energy Ltd.	1,481,459	12,954
	Suncorp Group Ltd.	964,959	12,008
	Telstra Group Ltd.	2,974,867	11,425
*	PLS Group Ltd.	2,492,015	11,088
	South32 Ltd.	3,703,596	10,976
	Insurance Australia Group Ltd.	1,983,806	10,788
*	Lynas Rare Earths Ltd.	735,252	10,430
*	James Hardie Industries plc GDR	481,674	10,277
	Computershare Ltd. (XASX)	434,592	9,548
	Washington H Soul Pattinson & Co. Ltd.	297,668	9,077
*	Xero Ltd.	150,628	8,846
	Sigma Healthcare Ltd.	4,043,209	8,174
	BlueScope Steel Ltd.	342,475	7,445
	Medibank Pvt Ltd.	2,184,959	7,430
	CAR Group Ltd.	399,006	7,360
	APA Group	959,129	7,165
	Lottery Corp. Ltd.	1,755,235	7,026
	ASX Ltd.	154,183	6,756
*	NEXTDC Ltd.	618,688	6,422
	Qube Holdings Ltd.	1,747,519	6,363
*	Mineral Resources Ltd.	132,412	6,233
	GPT Group	1,801,244	6,212
	ALS Ltd.	382,977	5,980
	Orica Ltd.	361,028	5,507
*	Light & Wonder Inc. GDR	63,454	5,318
	Vicinity Ltd.	2,921,816	5,313
	Stockland	1,805,717	5,296
	Charter Hall Group	356,045	5,243
	Sonic Healthcare Ltd.	366,154	5,239
	Technology One Ltd.	235,620	4,855
	WiseTech Global Ltd.	151,703	4,778
	Ampol Ltd.	183,346	4,642
	REA Group Ltd.	37,168	4,602
	JB Hi-Fi Ltd.	78,630	4,391
*	Sandfire Resources Ltd.	355,181	4,291
	Bendigo & Adelaide Bank Ltd.	543,301	4,200
	Pro Medicus Ltd.	42,679	4,189
	Perseus Mining Ltd.	1,026,675	4,115

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Ramsay Health Care Ltd.	142,429	4,029
	SGH Ltd.	137,066	3,882
	HUB24 Ltd.	62,423	3,820
*	Greatland Resources Ltd.	389,775	3,814
	Dyno Nobel Ltd.	1,576,581	3,744
	Cochlear Ltd.	54,701	3,722
	Whitehaven Coal Ltd.	603,187	3,686
	Mirvac Group	2,975,376	3,676
	Ramelius Resources Ltd.	1,446,776	3,591
	Aurizon Holdings Ltd.	1,179,519	3,563
*	Genesis Minerals Ltd.	818,340	3,526
	Dexus	770,156	3,474
	Qantas Airways Ltd.	553,835	3,386
	AGL Energy Ltd.	467,113	3,237
*	IGO Ltd.	541,057	2,977
	Worley Ltd.	338,420	2,899
	Regis Resources Ltd.	560,845	2,876
*	Paladin Energy Ltd.	336,983	2,873
	Westgold Resources Ltd.	685,828	2,724
	a2 Milk Co. Ltd.	518,647	2,654
*	Liontown Ltd.	1,495,585	2,619
	Vault Minerals Ltd.	784,944	2,619
	Capricorn Metals Ltd.	306,799	2,544
	Downer EDI Ltd.	470,766	2,530
	SEEK Ltd.	249,035	2,500
	Steadfast Group Ltd.	808,938	2,488
	Endeavour Group Ltd.	1,016,324	2,461
	Cleanaway Waste Management Ltd.	1,498,116	2,403
	Atlas Arteria Ltd.	663,248	2,298
	Ventia Services Group Pty Ltd.	588,591	2,266
	Codan Ltd.	73,749	2,235
*,1	Telix Pharmaceuticals Ltd.	201,602	2,217
	Bank of Queensland Ltd.	453,168	2,200
	Eagers Automotive Ltd.	124,593	2,175
	Challenger Ltd.	344,579	2,145
	Ansell Ltd.	102,372	1,964
[1]	Reece Ltd.	192,091	1,915
	AMP Ltd.	1,789,572	1,900
	Sims Ltd.	122,896	1,857
	Iluka Resources Ltd.	310,348	1,846
*,1	DroneShield Ltd.	663,603	1,730
	Treasury Wine Estates Ltd.	540,624	1,699
	Chorus Ltd.	290,562	1,694
	AUB Group Ltd. (XASX)	90,023	1,677
*	Zip Co. Ltd.	924,104	1,666
	nib holdings Ltd.	337,049	1,628
[1]	Breville Group Ltd.	72,103	1,576
*	Emerald Resources NL	372,112	1,570
	Yancoal Australia Ltd.	278,957	1,535
	Metcash Ltd.	777,164	1,530
[2]	Viva Energy Group Ltd.	847,361	1,507
	Monadelphous Group Ltd.	73,857	1,500
	Netwealth Group Ltd.	86,186	1,480
	NRW Holdings Ltd.	331,598	1,479
[1]	New Hope Corp. Ltd.	357,781	1,418
	Charter Hall Long Wale REIT	554,939	1,409
	Tabcorp Holdings Ltd.	1,707,023	1,403
	Reliance Worldwide Corp. Ltd.	580,596	1,377
	Region Group	811,977	1,358
*	Resolute Mining Ltd.	1,559,251	1,334
	Pinnacle Investment Management Group Ltd.	118,165	1,290
	HomeCo Daily Needs REIT	1,377,424	1,267
*	Bellevue Gold Ltd.	1,091,353	1,187
	BWP Property Group Ltd.	418,156	1,184
	Imdex Ltd.	390,922	1,150
	Harvey Norman Holdings Ltd.	349,024	1,141
*,1	Elevra Lithium Ltd.	110,319	1,098
*	Mesoblast Ltd.	701,866	1,097
	Lendlease Corp. Ltd.	449,195	1,096
	Ingenia Communities Group	376,169	1,090

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Nickel Industries Ltd.	1,397,853	1,060
	Charter Hall Retail REIT	364,616	1,035
	Centuria Industrial REIT	472,033	1,024
*	Ora Banda Mining Ltd.	1,040,342	1,017
*,1	4DMedical Ltd.	340,724	1,009
	Perpetual Ltd.	80,344	971
	SRG Global Ltd.	462,198	965
*	Superloop Ltd.	394,740	964
[1]	Flight Centre Travel Group Ltd.	127,490	950
	Super Retail Group Ltd.	109,492	941
*	Deep Yellow Ltd.	701,391	940
*	Predictive Discovery Ltd.	1,367,694	921
*	PEXA Group Ltd.	101,165	919
	Waypoint REIT Ltd.	512,665	915
*	Tuas Ltd.	211,715	911
	Champion Iron Ltd.	262,993	909
	Deterra Royalties Ltd.	301,660	909
	Beach Energy Ltd.	1,038,227	882
	Karoon Energy Ltd.	559,674	882
	Kingsgate Consolidated Ltd.	190,708	870
*	FireFly Metals Ltd.	582,795	841
	Magellan Financial Group Ltd.	113,263	840
*	Electro Optic Systems Holdings Ltd.	125,529	831
	Arena REIT	344,989	827
*	Vulcan Energy Resources Ltd.	289,713	825
	Orora Ltd.	861,243	822
	Bega Cheese Ltd.	203,972	816
*	Megaport Ltd.	119,375	808
	Perenti Ltd.	595,887	807
	GrainCorp Ltd. Class A	179,959	800
	Lovisa Holdings Ltd.	45,850	794
*	Alkane Resources Ltd.	715,298	793
*	Arafura Rare Earths Ltd.	2,963,877	781
*	Austal Ltd.	258,006	778
	TPG Telecom Ltd.	257,059	777
	ARB Corp. Ltd.	56,631	766
*	Judo Capital Holdings Ltd.	731,816	761
*	Catalyst Metals Ltd.	198,634	761
	Nick Scali Ltd.	64,791	706
	GQG Partners Inc. GDR	593,553	704
	Helia Group Ltd.	179,466	698
*	Pantoro Gold Ltd.	290,581	695
*	Silex Systems Ltd.	167,717	693
	Elders Ltd.	131,539	682
	Generation Development Group Ltd.	238,028	679
*	Neuren Pharmaceuticals Ltd.	74,202	675
	EVT Ltd.	76,887	672
*	Develop Global Ltd.	172,062	669
	Centuria Capital Group	524,850	646
	SmartGroup Corp. Ltd.	98,004	639
	Regis Healthcare Ltd.	132,471	633
	Aspen Group Ltd.	180,388	628
	Premier Investments Ltd.	69,006	620
*	Metals X Ltd.	611,317	619
	Aussie Broadband Ltd.	157,532	609
*	IperionX Ltd.	199,409	608
	Data#3 Ltd.	101,966	600
	IRESS Ltd.	120,975	596
	Nine Entertainment Co. Holdings Ltd.	858,041	594
	DigiCo Infrastructure REIT	332,364	582
	Service Stream Ltd.	403,873	569
*,1,3	Corporate Travel Management Ltd.	74,741	562
	Hansen Technologies Ltd.	153,057	557
	IPH Ltd.	202,558	532
	Charter Hall Social Infrastructure REIT	281,974	530
	Domino's Pizza Enterprises Ltd.	43,578	523
	Collins Foods Ltd.	87,968	522
*	Weebit Nano Ltd.	162,931	509
	Credit Corp. Group Ltd.	64,358	502
[1]	PWR Holdings Ltd.	79,549	500

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Clarity Pharmaceuticals Ltd.	238,948	500
	Dicker Data Ltd.	77,273	497
*	Gemlife Communities Group	143,840	483
[1]	Guzman y Gomez Ltd.	36,032	481
*	Nufarm Ltd.	266,751	473
*,1	Core Lithium Ltd.	1,986,156	469
	Dexus Industria REIT	254,739	455
	Ridley Corp. Ltd.	225,778	455
*	WEB Travel Group Ltd.	234,835	454
*	Catapult Sports Ltd.	186,382	445
*	WA1 Resources Ltd.	39,292	421
	L1 Group Ltd.	516,413	419
	IDP Education Ltd.	172,354	414
	McMillan Shakespeare Ltd.	35,729	409
*	Macquarie Technology Group Ltd.	7,973	404
[1]	Maas Group Holdings Ltd.	125,697	402
*	Nanosonics Ltd.	159,272	399
	Amotiv Ltd.	83,265	387
	Integral Diagnostics Ltd.	239,484	385
*	St. Barbara Ltd.	834,899	376
	Rural Funds Trust	248,430	364
	Cromwell Property Group	1,242,871	359
*	SiteMinder Ltd.	157,381	353
	MA Financial Group Ltd.	69,644	353
	Cedar Woods Properties Ltd.	64,868	350
*,3	Opthea Ltd.	894,697	348
	Supply Network Ltd.	15,093	348
	Jumbo Interactive Ltd.	64,635	346
	GWA Group Ltd.	239,328	345
	GDI Property Group Partnership	793,163	345
	Bravura Solutions Ltd.	220,350	340
	Australian Finance Group Ltd.	232,382	335
	Stanmore Resources Ltd.	197,115	334
	Centuria Office REIT	493,450	331
	Growthpoint Properties Australia Ltd.	203,498	322
	Abacus Storage King	309,567	318
	MyState Ltd.	93,253	310
	HMC Capital Ltd.	170,028	308
	Kelsian Group Ltd.	110,932	307
*	Virgin Australia Holdings Ltd.	194,763	306
	Redox Ltd.	124,986	296
	Fleetpartners Group Ltd.	172,186	293
	Solvar Ltd.	254,144	291
*	Alpha HPA Ltd.	632,357	290
	Inghams Group Ltd.	205,852	281
*	Temple & Webster Group Ltd.	66,699	278
	Regal Partners Ltd.	165,923	278
*	PolyNovo Ltd.	378,378	276
*	Select Harvests Ltd.	92,487	256
	oOh!media Ltd.	303,040	256
*	Wildcat Resources Ltd.	578,880	249
	EQT Holdings Ltd.	17,572	248
	Navigator Global Investments Ltd. (XASX)	137,284	247
*,1	Boss Energy Ltd.	243,147	247
	Australian Clinical Labs Ltd.	177,982	244
*	Amplitude Energy Ltd.	193,817	244
*	Fineos Corp. Ltd. GDR	118,340	243
*	Gentrack Group Ltd.	68,741	243
*	Aurelia Metals Ltd.	1,125,979	240
	Accent Group Ltd.	504,796	225
*	Lifestyle Communities Ltd.	65,814	225
*	Chalice Mining Ltd.	194,712	218
*	Omni Bridgeway Ltd.	181,427	215
	Vulcan Steel Ltd.	55,546	207
	Abacus Group	272,036	200
*	Emeco Holdings Ltd.	242,499	198
*	Australian Agricultural Co. Ltd.	198,343	187
	Australian Ethical Investment Ltd.	63,690	186
	Myer Holdings Ltd.	881,326	166
*	Tyro Payments Ltd.	293,049	155

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kogan.com Ltd.	56,062	150
*	Nuix Ltd.	133,663	147
	Clinuvel Pharmaceuticals Ltd.	21,474	143
*,1	BrainChip Holdings Ltd.	1,191,962	135
	Bapcor Ltd.	316,801	130
	Healius Ltd.	352,684	129
*	29Metals Ltd. (XASX)	692,607	123
*	HealthCo REIT	246,383	118
*,1	Star Entertainment Group Ltd.	1,426,946	114
*	Strike Energy Ltd.	1,411,792	112
	Praemium Ltd.	219,272	108
*	ioneer Ltd.	1,046,875	98
*,1	Mayne Pharma Group Ltd.	45,285	93
*	EML Payments Ltd.	285,383	87
*,1	Novonix Ltd.	456,832	84
	Webjet Group Ltd.	213,221	81
*,3	AVZ Minerals Ltd.	1,098,794	79
*,1	Audinate Group Ltd.	38,055	70
*	Syrah Resources Ltd.	750,052	63
*	Coast Entertainment Holdings Ltd.	176,320	56
*	Baby Bunting Group Ltd.	48,163	50
	G8 Education Ltd.	359,410	44
	Humm Group Ltd.	96,019	44
*,3	Firefinch Ltd.	519,107	8
*,3	ESG Minerals	24,572	—
			1,492,945
Austria (0.1%)
	Erste Group Bank AG	235,138	25,982
[2]	BAWAG Group AG	73,776	12,634
	OMV AG	108,389	7,651
	Raiffeisen Bank International AG	98,638	5,380
	voestalpine AG	93,743	4,847
	ANDRITZ AG	47,972	4,076
[1]	Verbund AG	52,233	3,941
*	AT&S Austria Technologie & Systemtechnik AG	20,401	2,260
[1]	Wienerberger AG	77,473	2,246
	Vienna Insurance Group AG Wiener Versicherung Gruppe	29,781	2,242
	UNIQA Insurance Group AG	88,451	1,697
	Strabag SE Class BR	14,639	1,545
	DO & Co. AG	5,686	1,160
	EVN AG	28,453	967
[1]	Oesterreichische Post AG	24,622	927
	Porr AG	15,090	692
	Telekom Austria AG	56,863	646
*	CPI Europe AG	34,139	625
[1]	CA Immobilien Anlagen AG	19,397	621
	Mayr Melnhof Karton AG	6,536	614
	Palfinger AG	8,719	359
[1]	SBO AG	8,243	358
*,1	Lenzing AG	10,800	296
	Agrana Beteiligungs AG	10,482	147
*,1	BAJAJ Mobility AG	5,580	116
			82,029
Belgium (0.3%)
	Anheuser-Busch InBev SA NV	764,379	57,758
*	Argenx SE	50,396	39,522
*	UCB SA	98,069	26,703
	KBC Group NV	186,552	24,830
	Ageas SA	153,723	12,046
	Groupe Bruxelles Lambert NV	78,263	7,311
*	Elia Group SA	34,531	5,727
	Aedifica SA	64,115	5,405
	Ackermans & van Haaren NV	15,496	5,111
	Warehouses De Pauw CVA	146,759	3,857
	Lotus Bakeries NV	312	3,756
	Syensqo SA	54,215	3,597
*	Umicore SA	173,504	3,509
	Financiere de Tubize SA	14,953	3,443
	D'ieteren Group	15,476	3,198

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Sofina SA	10,599	2,714
	KBC Ancora	26,126	2,385
	Azelis Group NV	165,841	2,197
	Solvay SA	50,518	1,650
	Fagron	45,549	1,285
	Montea NV	14,925	1,233
	Melexis NV	14,279	1,202
	CMB Tech NV	78,956	1,078
	Gimv NV	19,069	1,075
	VGP NV	10,045	1,031
	Bekaert SA	20,649	1,020
	Deme Group NV	4,279	976
*	Xior Student Housing NV	26,816	869
	Colruyt Group NV	20,415	787
	Shurgard Self Storage Ltd. (XBRU)	24,100	741
	Proximus SADP	89,316	681
	Retail Estates NV	8,422	672
	Cofinimmo SA	5,979	590
	Barco NV	39,155	438
*	Vastned NV	8,551	304
	Tessenderlo Group SA	11,558	290
	Kinepolis Group NV	8,060	290
*	bpost SA	44,296	94
			229,375
Brazil (0.4%)
	Vale SA	2,883,831	47,278
	Petroleo Brasileiro SA - Petrobras	2,265,962	25,045
	B3 SA - Brasil Bolsa Balcao	4,244,022	15,453
	Cia de Saneamento Basico do Estado de Sao Paulo	1,821,076	12,191
	Banco BTG Pactual SA	986,124	11,817
	Axia Energia SA	896,138	11,229
	WEG SA	1,200,660	10,877
	Ambev SA	2,949,092	8,642
*	PRIO SA	639,775	8,580
	Embraer SA	544,600	8,473
	Petroleo Brasileiro SA - Petrobras ADR (XNYS)	370,877	8,170
	Equatorial SA	878,981	7,512
	Localiza Rent a Car SA (BVMF)	724,180	6,714
	Banco Do Brasil SA	1,368,240	6,137
	Vibra Energia SA	902,380	6,068
	Itau Unibanco Holding SA ADR	677,807	5,897
[2]	Rede D'Or Sao Luiz SA	738,939	5,726
	Suzano SA	536,815	4,753
	Telefonica Brasil SA	590,582	4,681
	Raia Drogasil SA	1,054,798	4,674
	Cia Paranaense de Energia - Copel	1,448,072	4,650
	Petroleo Brasileiro SA - Petrobras ADR	216,610	4,306
	Banco Bradesco SA	1,249,494	4,219
	Itau Unibanco Holding SA	461,211	4,056
*	Eneva SA	720,802	3,942
	Banco Bradesco SA ADR	979,393	3,800
	Energisa SA	338,243	3,608
	BB Seguridade Participacoes SA	523,939	3,585
	Ultrapar Participacoes SA	565,196	3,417
	Motiva Infraestrutura de Mobilidade SA	940,834	3,040
	Rumo SA	936,416	2,975
	TOTVS SA	438,684	2,823
	TIM SA	525,000	2,730
	Allos SA	400,650	2,480
	Klabin SA	642,737	2,269
	MBRF Global Foods Co. SA	611,270	2,152
	Sendas Distribuidora SA	1,117,942	1,998
	Kinea Rendimentos Imobiliarios FII (BVMF)	91,972	1,980
	Engie Brasil Energia SA	276,628	1,973
	Lojas Renner SA	717,833	1,972
	Caixa Seguridade Participacoes SA	502,000	1,834
	Banco Santander Brasil SA	298,300	1,749
	Alupar Investimento SA	238,855	1,664
	CPFL Energia SA	163,800	1,619

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Transmissora Alianca de Energia Eletrica SA	188,227	1,616
	Kinea Indice de Precos FII	83,064	1,590
	Ambev SA ADR	532,359	1,554
	Multiplan Empreendimentos Imobiliarios SA	239,321	1,533
	Cia de Saneamento de Minas Gerais Copasa MG.	134,167	1,464
*	Natura Cosmeticos SA	691,263	1,423
	Smartfit Escola de Ginastica e Danca SA (BVMF)	396,099	1,381
	Porto Seguro SA	136,844	1,376
	Xp Malls Fdo Inv Imob Fii	58,153	1,307
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	40,300	1,273
	Brava Energia	310,144	1,198
*	Cosan SA	1,074,452	1,094
[2]	GPS Participacoes e Empreendimentos SA	359,235	1,094
	Hypera SA	240,323	1,093
	FII BTLG	51,057	1,068
	Gerdau SA ADR	232,056	1,060
	Iguatemi SA (BVMF)	181,100	1,006
	Maxi Renda FII (BVMF)	493,927	989
	Cia de Saneamento do Parana	119,668	980
	Kinea Renda Imobiliaria FII	27,449	931
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	195,298	926
	Kinea High Yield CRI - FII	43,936	897
	XP Log FII (BVMF)	43,547	886
*	Auren Energia SA	298,420	837
	Cogna Educacao SA	1,453,510	816
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	27,756	743
*	Orizon Valorizacao de Residuos SA	43,597	718
	Fleury SA	220,636	716
	Odontoprev SA	230,543	710
	Vinci Shopping Centers FII (BVMF)	31,779	707
	Direcional Engenharia SA	264,411	686
	Trx Real Estate FII	37,047	686
	Cury Construtora e Incorporadora SA	112,100	681
	Capitania Securities II FII (BVMF)	416,346	667
	Hedge Brasil Shopping FII	154,064	647
	JHSF Participacoes SA	253,747	643
	SLC Agricola SA	174,873	600
	Fii UBS Br Receb Imob	34,201	576
	Vivara Participacoes SA	107,400	560
	EcoRodovias Infraestrutura e Logistica SA	311,753	553
*,2	Hapvida Participacoes e Investimentos SA	212,287	531
	M Dias Branco SA	109,300	518
	TIM SA ADR	19,532	507
	IRB Brasil Resseguros SA	45,622	493
	Fras-Le SA	109,294	477
	Magazine Luiza SA	283,168	471
*	Cia Siderurgica Nacional SA	374,100	471
*	Dexco SA	443,072	466
*	MRV Engenharia e Participacoes SA	325,800	455
	Cia Energetica de Minas Gerais	133,646	454
*	Cosan SA ADR	110,475	445
	C&A Modas SA	190,400	435
	Fundo De Investimento Imobiliario TG Ativo Real	31,384	431
	Cia Brasileira de Aluminio	199,422	426
	Azzas 2154 SA	90,617	396
	Fundo De Investimento Imobiliario VBI Prime Properties	25,533	392
	Minerva SA	508,766	390
	Construtora Tenda SA	67,588	384
	SIMPAR SA	172,036	383
	LOG Commercial Properties e Participacoes SA	68,715	370
	YDUQS Participacoes SA	167,700	334
	Tres Tentos Agroindustrial SA	98,400	334
*	Hidrovias do Brasil SA (BVMF)	486,780	328
	Vulcabras SA	103,060	328
	Grupo SBF SA	143,509	319
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	84,900	319
	Petroreconcavo SA	117,900	309
*	CVC Brasil Operadora e Agencia de Viagens SA	776,817	303
	Sao Martinho SA	88,800	290
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	95,600	276

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Mahle-Metal Leve SA	38,600	265
*	Oncoclinicas do Brasil Servicos Medicos SA	801,100	264
	Mills Locacao Servicos e Logistica SA	100,894	259
	CSN Mineracao SA	263,100	248
	Grupo Mateus SA	262,500	230
	Ez Tec Empreendimentos e Participacoes SA	74,845	211
*	Log-in Logistica Intermodal SA	32,900	205
[2]	LWSA SA	252,037	193
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA (BVMF)	216,948	173
	Iochpe Maxion SA	85,446	163
	Grendene SA	177,800	157
*	Tupy SA	48,400	137
*	Cia Siderurgica Nacional SA ADR	72,877	94
*	SIMPAR SA (BVMF)	32,825	73
*	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	31,717	25
			342,775
Canada (3.1%)
	Royal Bank of Canada	1,120,828	201,590
	Toronto-Dominion Bank	1,343,605	144,742
*	Shopify Inc. Class A	991,071	120,299
	Enbridge Inc.	1,748,360	96,972
	Bank of Montreal	571,585	87,037
	Canadian Imperial Bank of Commerce	746,938	83,346
	Canadian Natural Resources Ltd.	1,661,124	79,293
	Bank of Nova Scotia	988,500	76,906
	Brookfield Corp.	1,698,596	76,717
	Agnico Eagle Mines Ltd.	404,857	76,131
	Suncor Energy Inc.	981,015	67,223
	Canadian Pacific Kansas City Ltd.	738,200	64,204
	TC Energy Corp.	831,947	55,784
	Manulife Financial Corp.	1,358,147	53,402
	Barrick Mining Corp. (XTSE)	1,354,733	53,228
	Canadian National Railway Co.	452,282	50,800
	Wheaton Precious Metals Corp.	372,092	47,001
	National Bank of Canada	309,965	46,789
	Cameco Corp.	353,939	43,509
*	Celestica Inc.	93,304	38,307
	Alimentation Couche-Tard Inc.	614,704	36,366
	Franco-Nevada Corp.	157,409	36,315
	Waste Connections Inc.	205,868	33,912
	Cenovus Energy Inc.	1,116,176	32,655
	Sun Life Financial Inc.	444,719	32,042
	Nutrien Ltd.	399,655	30,378
	Kinross Gold Corp.	996,455	30,187
	Fairfax Financial Holdings Ltd.	17,350	30,025
	Constellation Software Inc.	16,228	29,555
	Dollarama Inc.	218,657	27,945
	Intact Financial Corp.	144,125	27,771
	Power Corp. of Canada	440,784	24,591
	Teck Resources Ltd. Class B	397,760	23,221
	Pembina Pipeline Corp.	492,836	22,941
	Restaurant Brands International Inc.	276,218	22,289
	Fortis Inc. (XTSE)	387,922	22,184
	Loblaw Cos. Ltd.	465,013	21,437
	WSP Global Inc.	113,599	18,900
	Pan American Silver Corp.	345,569	18,083
*	Bombardier Inc. Class B	73,621	15,644
	Tourmaline Oil Corp.	317,548	15,382
	Imperial Oil Ltd.	110,257	14,770
	Lundin Mining Corp.	570,672	14,645
	Brookfield Asset Management Ltd. Class A (XTSE)	302,410	14,529
	Magna International Inc.	227,748	14,495
	Alamos Gold Inc. Class A	352,747	14,075
*	First Quantum Minerals Ltd.	570,345	13,965
	Whitecap Resources Inc.	1,111,181	13,113
	Emera Inc.	241,539	12,886
	RB Global Inc.	120,511	12,591
	Metro Inc.	181,769	12,185
	ARC Resources Ltd.	505,734	11,996

Total World Stock Index Fund
		Shares	Market Value• ($000)
	CGI Inc.	170,225	11,142
	Thomson Reuters Corp.	114,741	10,976
	iA Financial Corp. Inc.	84,190	10,835
	Great-West Lifeco Inc.	200,622	10,720
	Toromont Industries Ltd.	66,242	10,300
	TMX Group Ltd.	249,439	10,173
[2]	Hydro One Ltd.	233,915	10,050
	AtkinsRealis Group Inc.	144,411	9,965
	Stantec Inc.	103,376	9,441
	GFL Environmental Inc.	234,663	9,415
	Element Fleet Management Corp.	393,646	9,398
	TFI International Inc.	62,704	8,972
	AltaGas Ltd.	231,220	8,666
	George Weston Ltd.	115,070	8,304
	Equinox Gold Corp.	578,154	8,078
*	Aritzia Inc.	75,172	7,934
	Keyera Corp.	196,997	7,611
	First Majestic Silver Corp.	381,959	7,525
	PrairieSky Royalty Ltd.	296,381	7,486
	Gildan Activewear Inc. (XTSE)	118,983	7,384
	Finning International Inc.	99,812	7,310
	Hudbay Minerals Inc.	304,797	7,050
	OR Royalties Inc.	185,332	6,826
*	CAE Inc.	243,488	6,363
*	NexGen Energy Ltd.	480,087	6,030
*	IAMGOLD Corp.	347,224	5,844
	Eldorado Gold Corp.	183,260	5,662
	Topaz Energy Corp.	241,792	5,614
	Capital Power Corp.	116,836	5,590
	BCE Inc.	231,178	5,494
	DPM Metals Inc.	162,512	5,457
	OceanaGold Corp.	175,757	5,442
	Saputo Inc.	176,689	5,350
*	Descartes Systems Group Inc.	72,413	5,225
	South Bow Corp.	152,581	5,223
	Lundin Gold Inc.	77,387	5,201
*	G Mining Ventures Corp.	143,812	4,984
	Canadian Tire Corp. Ltd. Class A	35,381	4,921
*	Ivanhoe Mines Ltd. Class A	601,124	4,868
	Open Text Corp.	207,295	4,699
	TELUS Corp.	366,377	4,588
*	SSR Mining Inc.	154,150	4,439
	B2Gold Corp.	968,099	4,376
*	Capstone Copper Corp.	501,402	4,179
	FirstService Corp.	30,813	4,129
	RB Global Inc. (XTSE)	38,120	3,976
	Chartwell Retirement Residences	241,311	3,827
	Dream Industrial REIT	378,434	3,811
	Freehold Royalties Ltd.	281,730	3,731
	Onex Corp.	43,736	3,685
	Definity Financial Corp.	71,713	3,656
	Algonquin Power & Utilities Corp.	569,256	3,571
	Colliers International Group Inc.	32,736	3,422
	Methanex Corp.	51,998	3,402
	Tamarack Valley Energy Ltd.	359,942	3,376
*	K92 Mining Inc.	181,498	3,335
	Northland Power Inc.	192,257	3,306
	RioCan REIT	202,803	3,174
*	Athabasca Oil Corp.	360,040	3,170
	IGM Financial Inc.	54,515	3,039
	Orla Mining Ltd.	230,043	3,015
	Torex Gold Resources Inc.	71,478	2,944
*	Almonty Industries Inc.	134,733	2,919
	Canadian Apartment Properties REIT	107,445	2,893
	Granite REIT	42,646	2,884
*	MDA Space Ltd.	93,863	2,870
	Secure Waste Infrastructure Corp.	163,562	2,788
	Peyto Exploration & Development Corp.	144,358	2,764
	Baytex Energy Corp.	523,881	2,657
	Boyd Group Inc.	21,321	2,636

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Aris Mining Corp.	146,808	2,624
	Centerra Gold Inc.	150,365	2,617
*	Denison Mines Corp.	681,787	2,610
*	BlackBerry Ltd.	480,443	2,600
	TransAlta Corp.	206,853	2,578
	First Capital REIT	147,481	2,540
	Enerflex Ltd.	92,413	2,480
	Gibson Energy Inc.	113,057	2,476
	Stella-Jones Inc.	39,653	2,454
	Atco Ltd. Class I	48,357	2,425
*	Discovery Silver Corp.	387,880	2,393
	West Fraser Timber Co. Ltd.	36,978	2,341
*	Fortuna Mining Corp.	232,723	2,244
	CES Energy Solutions Corp.	154,081	2,194
	Premium Brands Holdings Corp.	34,696	2,178
	Brookfield Infrastructure Corp. Class A	58,306	2,157
*	Skeena Resources Ltd.	73,741	2,150
	Sprott Inc.	16,104	2,103
*	Kinaxis Inc.	20,303	2,098
*	Endeavour Silver Corp.	225,780	2,084
*	Allied Gold Corp.	69,207	2,081
	Gildan Activewear Inc.	33,554	2,080
*	Wesdome Gold Mines Ltd.	114,952	2,043
*,1	Montage Gold Corp.	206,308	2,038
	Boralex Inc. Class A	74,591	2,019
	Choice Properties REIT	176,120	1,954
	Silvercorp Metals Inc.	161,636	1,943
*	ATS Corp.	59,748	1,938
*	Taseko Mines Ltd.	267,063	1,915
*	Seabridge Gold Inc.	67,895	1,895
	Brookfield Renewable Corp. (XTSE)	52,170	1,892
*	ERO Copper Corp.	72,430	1,872
*	NGEx Minerals Ltd.	100,803	1,865
*	Perpetua Resources Corp.	65,759	1,817
*	IAMGOLD Corp. (XTSE)	107,487	1,813
*	Aya Gold & Silver Inc.	104,895	1,813
*	Novagold Resources Inc.	223,483	1,810
	SmartCentres REIT	86,955	1,806
	Brookfield Renewable Corp.	49,176	1,785
	Aecon Group Inc.	48,232	1,774
	EQB Inc.	19,062	1,730
	Linamar Corp.	24,947	1,669
	Headwater Exploration Inc.	167,904	1,659
*	Air Canada	117,954	1,620
	BRP Inc.	28,388	1,589
*	International Petroleum Corp.	54,680	1,545
	Vermilion Energy Inc.	113,768	1,536
	Russel Metals Inc.	38,635	1,504
	Parex Resources Inc.	69,503	1,464
	Exchange Income Corp.	19,782	1,457
	Triple Flag Precious Metals Corp.	45,354	1,448
	North West Co. Inc.	38,121	1,428
	H&R REIT	178,958	1,408
	Strathcona Resources Ltd.	44,410	1,395
	Quebecor Inc. Class B	32,406	1,364
	Boardwalk REIT	26,719	1,335
	Badger Infrastructure Solutions Ltd.	25,920	1,254
	TerraVest Industries Inc.	12,144	1,239
	Paramount Resources Ltd. Class A	53,119	1,202
*	Southern Cross Gold Consolidated Ltd.	166,667	1,202
	Brookfield Infrastructure Corp. Class A (XTSE)	31,666	1,172
	Sienna Senior Living Inc.	67,196	1,158
	Maple Leaf Foods Inc.	53,978	1,140
	Brookfield Wealth Solutions Ltd.	24,849	1,122
[1]	Killam Apartment REIT	88,081	1,104
*	Bausch Health Cos. Inc.	190,882	1,095
	Altus Group Ltd.	32,808	1,091
	Primaris REIT	77,710	1,080
	Richelieu Hardware Ltd.	36,757	1,075
*	NFI Group Inc.	66,646	1,068

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Trisura Group Ltd.	32,921	1,066
	Crombie REIT	83,086	1,037
	Birchcliff Energy Ltd.	206,088	976
	Labrador Iron Ore Royalty Corp.	46,389	970
*	Advantage Energy Ltd.	126,313	961
*	Americas Gold & Silver Corp.	163,553	937
	Superior Plus Corp.	164,887	910
	Allied Properties REIT	124,952	905
*	Vizsla Silver Corp.	256,534	871
	Pet Valu Holdings Ltd.	54,417	852
	InterRent REIT	76,983	748
	Westshore Terminals Investment Corp.	27,042	707
*	Lightspeed Commerce Inc.	70,871	657
[1]	CT REIT	49,498	638
	Brookfield Business Corp. Class A	17,715	604
	Winpak Ltd.	17,729	524
*	Canfor Corp.	50,260	448
	Brookfield Asset Management Ltd. Class A	9,189	441
	Cogeco Communications Inc.	8,044	373
	Enghouse Systems Ltd.	26,575	332
	Cargojet Inc.	4,459	259
*	Lightspeed Commerce Inc. (XTSE)	20,113	186
	Leon's Furniture Ltd.	8,072	156
	GFL Environmental Inc. (XTSE)	3,751	150
[1]	goeasy Ltd.	5,670	142
	Canada Packers Inc.	9,169	124
	Transcontinental Inc. Class A	25,600	100
*	Bombardier Inc. Class A	299	64
			2,806,233
Chile (0.1%)
	Banco De Chile	34,514,335	6,470
	Latam Airlines Group SA	177,273,415	4,216
	Banco de Credito e Inversiones SA	61,535	4,158
	Falabella SA	676,895	4,100
	Plaza SA	633,876	3,149
	Banco Santander Chile	38,867,852	3,108
	Cencosud SA	1,032,754	2,611
	Parque Arauco SA (XSGO)	548,380	2,450
	Empresas Copec SA	341,809	2,394
	Latam Airlines Group SA ADR	36,917	1,755
	Enel Americas SA	16,239,650	1,516
	Enel Chile SA	16,116,191	1,447
*	Sociedad Quimica y Minera de Chile SA ADR	14,220	1,311
	Quinenco SA	245,036	1,198
	Cencosud Shopping SA	351,384	1,065
	Colbun SA	6,996,921	1,042
	Engie Energia Chile SA	531,991	1,017
	Empresas CMPC SA	774,977	961
	Banco Santander Chile ADR	27,100	867
	Banco Itau Chile SA	40,256	823
	Cia Sud Americana de Vapores SA	14,217,448	806
	Aguas Andinas SA Class A	1,718,996	650
	Salfacorp SA	412,409	638
	Inversiones La Construccion SA	26,443	617
	Cia Cervecerias Unidas SA	108,536	615
	Inversiones Aguas Metropolitanas SA	446,446	486
	Ripley Corp. SA	1,109,496	471
	Vina Concha y Toro SA	459,189	453
	Empresa Nacional de Telecomunicaciones SA	101,654	402
	SMU SA	2,436,207	370
*	CAP SA	38,966	304
	Enel Chile SA ADR	65,984	299
	SONDA SA	612,226	197
			51,966
China (3.0%)
	Tencent Holdings Ltd.	5,008,102	304,153
	Alibaba Group Holding Ltd.	14,473,920	238,545
	China Construction Bank Corp. Class H	70,455,026	79,530
*	PDD Holdings Inc. ADR	616,599	61,586

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Industrial & Commercial Bank of China Ltd. Class H	64,242,245	57,879
*,2	Xiaomi Corp. Class B	13,976,400	52,442
*,2	Meituan Class B	4,296,827	46,230
	Ping An Insurance Group Co. of China Ltd. Class H	5,276,466	42,888
	BYD Co. Ltd. Class H	2,962,480	39,407
	Bank of China Ltd. Class H	54,768,410	35,564
	NetEase Inc.	1,471,255	34,441
	JD.com Inc. Class A	1,918,112	29,060
*	Baidu Inc. Class A	1,739,304	27,465
*	Trip.com Group Ltd.	481,851	26,019
	PetroChina Co. Ltd. Class H	16,564,000	25,550
	Zijin Mining Group Co. Ltd. Class H	4,955,301	23,012
	China Life Insurance Co. Ltd. Class H	6,029,271	22,242
	Agricultural Bank of China Ltd. Class H	24,630,500	19,214
	China Merchants Bank Co. Ltd. Class H	3,058,398	18,511
	China Shenhua Energy Co. Ltd. Class H	2,686,500	16,688
	Contemporary Amperex Technology Co. Ltd. Class A	250,282	16,066
*,2	Innovent Biologics Inc.	1,328,941	15,519
	Geely Automobile Holdings Ltd.	5,063,200	15,059
*	BeOne Medicines Ltd. Class H	638,100	14,484
	Kweichow Moutai Co. Ltd. Class A	70,505	14,291
	Yum China Holdings Inc.	287,966	14,091
*,2	Wuxi Biologics Cayman Inc.	3,034,740	12,967
[2]	Kuaishou Technology	2,294,500	12,773
[1]	Contemporary Amperex Technology Co. Ltd. Class H	141,431	11,178
	ANTA Sports Products Ltd.	1,058,200	11,086
[1,2]	Pop Mart International Group Ltd.	535,800	10,906
	China Hongqiao Group Ltd.	2,550,000	10,794
	China Petroleum & Chemical Corp. Class H	18,237,337	10,774
	China Resources Land Ltd.	2,513,909	10,562
	PICC Property & Casualty Co. Ltd. Class H	5,754,330	10,394
*,2	Akeso Inc.	553,000	9,701
	China Pacific Insurance Group Co. Ltd. Class H	2,212,400	9,658
[1]	ZTO Express Cayman Inc.	378,550	9,592
*	XPeng Inc. Class A	1,185,428	9,475
[2]	Nongfu Spring Co. Ltd. Class H	1,551,800	9,385
*	NIO Inc. Class A	1,423,777	9,187
	KE Holdings Inc. Class A	1,633,800	9,072
*	Li Auto Inc. Class A	1,008,097	8,871
	H World Group Ltd.	1,690,670	8,729
*,2	Hua Hong Semiconductor Ltd. Class H	565,084	8,324
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H	315,500	8,135
	Zhongji Innolight Co. Ltd. Class A	61,600	7,778
	China CITIC Bank Corp. Ltd. Class H	6,965,525	7,305
	CSPC Pharmaceutical Group Ltd.	6,666,000	7,263
	Weichai Power Co. Ltd. Class H	1,459,400	7,255
	CMOC Group Ltd. Class H	3,075,000	7,031
*,1	Horizon Robotics	7,298,400	6,867
	Yangzijiang Shipbuilding Holdings Ltd.	1,998,836	6,817
	CITIC Ltd.	4,075,000	6,772
	China Merchants Bank Co. Ltd. Class A	1,133,154	6,353
	Haier Smart Home Co. Ltd. Class H	2,216,200	6,260
	New Oriental Education & Technology Group Inc.	1,140,960	6,226
[2]	WuXi AppTec Co. Ltd. Class H	350,356	6,155
*,1,2	SenseTime Group Inc. Class B	23,323,000	5,961
	Foxconn Industrial Internet Co. Ltd. Class A	640,800	5,950
*	Cambricon Technologies Corp. Ltd. Class A	23,643	5,947
	Sino Biopharmaceutical Ltd.	8,382,250	5,835
*	J&T Global Express Ltd.	4,624,400	5,790
	Hygon Information Technology Co. Ltd. Class A	129,343	5,679
	China Yangtze Power Co. Ltd. Class A	1,389,794	5,557
	Midea Group Co. Ltd. Class H	465,282	5,377
	China Overseas Land & Investment Ltd.	3,119,480	5,358
	Zijin Mining Group Co. Ltd. Class A	1,085,712	5,346
	Bank of Communications Co. Ltd. Class H	5,769,058	5,277
[1]	Yankuang Energy Group Co. Ltd. Class H	2,485,600	5,215
	China Mengniu Dairy Co. Ltd.	2,321,236	5,169
	Full Truck Alliance Co. Ltd. ADR	597,578	5,169
[2]	China Tower Corp. Ltd. Class H	3,600,257	5,102
	New China Life Insurance Co. Ltd. Class H	775,534	5,093

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Ping An Insurance Group Co. of China Ltd. Class A	582,558	5,079
	Agricultural Bank of China Ltd. Class A	4,959,535	5,015
*	Bilibili Inc. Class Z	225,219	4,949
	Industrial & Commercial Bank of China Ltd. Class A	4,489,385	4,889
	Zhaojin Mining Industry Co. Ltd. Class H	1,328,500	4,881
	BYD Co. Ltd. Class A	319,298	4,844
[2]	Postal Savings Bank of China Co. Ltd. Class H	7,411,000	4,765
	People's Insurance Co. Group of China Ltd. Class H	6,953,000	4,757
*,2	JD Health International Inc.	797,611	4,714
	CITIC Securities Co. Ltd. Class H	1,278,634	4,540
	ENN Energy Holdings Ltd.	574,418	4,503
	Sunny Optical Technology Group Co. Ltd.	546,400	4,498
	Li Ning Co. Ltd.	1,705,750	4,441
[2]	3SBio Inc.	1,474,000	4,409
	Aluminum Corp. of China Ltd. Class H	2,955,331	4,328
	Eoptolink Technology Inc. Ltd. Class A	55,172	4,271
[2]	Hansoh Pharmaceutical Group Co. Ltd.	890,000	4,263
	Luxshare Precision Industry Co. Ltd. Class A	424,069	4,211
	China Resources Beer Holdings Co. Ltd.	1,200,681	4,137
	Jiangxi Copper Co. Ltd. Class H	854,000	4,059
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	370,880	3,989
	China Gold International Resources Corp. Ltd.	183,700	3,946
	China Resources Power Holdings Co. Ltd.	1,587,400	3,914
[2]	Guotai Haitong Securities Co. Ltd. Class H	2,199,426	3,774
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	482,000	3,672
	China Gas Holdings Ltd.	3,957,474	3,671
*	TAL Education Group ADR	328,921	3,658
	Tencent Music Entertainment Group ADR	398,166	3,651
	COSCO SHIPPING Holdings Co. Ltd. Class H	1,970,549	3,627
	Hengan International Group Co. Ltd.	1,043,230	3,577
[2]	CGN Power Co. Ltd. Class H	7,997,832	3,564
*	Gds Holdings Ltd. Class A	672,711	3,550
*,2	Zhejiang Leapmotor Technologies Ltd. Class H	575,600	3,513
	China Coal Energy Co. Ltd. Class H	1,871,000	3,500
[2]	China International Capital Corp. Ltd. Class H	1,304,000	3,404
	NAURA Technology Group Co. Ltd. Class A	42,880	3,392
	Tsingtao Brewery Co. Ltd. Class H	481,667	3,330
	Kingboard Laminates Holdings Ltd.	719,858	3,214
	China Taiping Insurance Holdings Co. Ltd.	1,117,259	3,194
	Kanzhun Ltd. ADR	230,139	3,111
	Bank of Communications Co. Ltd. Class A	3,085,700	3,069
	Wuliangye Yibin Co. Ltd. Class A	215,164	3,061
[2]	China Resources Mixc Lifestyle Services Ltd.	504,000	3,044
	China Galaxy Securities Co. Ltd. Class H	2,834,500	3,022
*,1	UBTech Robotics Corp. Ltd. Class H	220,150	3,018
	Industrial Bank Co. Ltd. Class A	1,139,900	2,991
	Kunlun Energy Co. Ltd.	3,086,000	2,970
*,1	XtalPi Holdings Ltd.	2,415,000	2,968
*,2	JD Logistics Inc.	1,522,427	2,965
	PetroChina Co. Ltd. Class A	1,651,600	2,956
	Jiangsu Hengrui Medicine Co. Ltd. Class A	366,216	2,901
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	104,250	2,873
	Sinotruk Hong Kong Ltd.	578,000	2,843
	CITIC Securities Co. Ltd. Class A	696,354	2,784
[2]	Shandong Gold Mining Co. Ltd. Class H	757,550	2,775
	Kingboard Holdings Ltd.	488,340	2,768
	China Shenhua Energy Co. Ltd. Class A	391,000	2,745
	Sinopharm Group Co. Ltd. Class H	1,149,000	2,733
	East Money Information Co. Ltd. Class A	911,644	2,729
*	Alibaba Health Information Technology Ltd.	4,810,000	2,718
*	GCL Technology Holdings Ltd.	23,214,000	2,686
	Great Wall Motor Co. Ltd. Class H	1,766,558	2,672
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	43,700	2,643
	CMOC Group Ltd. Class A	950,100	2,621
*	Kingdee International Software Group Co. Ltd.	2,352,000	2,602
	Vipshop Holdings Ltd. ADR	179,154	2,578
	China Minsheng Banking Corp. Ltd. Class H	5,566,012	2,540
	Kingsoft Corp. Ltd.	855,400	2,527
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,844,986	2,504
[1]	Laopu Gold Co. Ltd. Class H	35,000	2,499

Total World Stock Index Fund
		Shares	Market Value• ($000)
	China CSSC Holdings Ltd. Class A	404,200	2,476
	Anhui Conch Cement Co. Ltd. Class H	987,000	2,473
	Huaneng Power International Inc. Class H	3,078,000	2,464
	Bank of China Ltd. Class A	2,920,800	2,457
*	WuXi XDC Cayman Inc.	321,000	2,437
	Minth Group Ltd.	556,000	2,432
	Tongcheng-Elong Holdings Ltd.	1,056,800	2,412
	Victory Giant Technology Huizhou Co. Ltd. Class A	48,200	2,356
	Weichai Power Co. Ltd. Class A	511,100	2,351
	Wanhua Chemical Group Co. Ltd. Class A	177,500	2,334
[1]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	996,000	2,332
	Atour Lifestyle Holdings Ltd. ADR	60,672	2,320
[2]	Haidilao International Holding Ltd.	1,254,000	2,313
	China Merchants Port Holdings Co. Ltd.	1,150,000	2,287
	Sungrow Power Supply Co. Ltd. Class A	112,120	2,280
[1]	China Longyuan Power Group Corp. Ltd. Class H	2,656,000	2,263
	Tingyi Cayman Islands Holding Corp.	1,450,000	2,237
	CRRC Corp. Ltd. Class H	3,274,000	2,179
	BYD Electronic International Co. Ltd.	631,500	2,158
	WuXi AppTec Co. Ltd. Class A	132,584	2,148
[2]	Huatai Securities Co. Ltd. Class H	1,019,364	2,115
	Bosideng International Holdings Ltd.	3,754,000	2,054
	China Everbright Environment Group Ltd.	2,848,777	2,048
*,1	ZTE Corp. Class H	637,414	2,046
*,1	Kingsoft Cloud Holdings Ltd.	2,018,010	2,035
	Guangdong Investment Ltd.	1,940,000	2,031
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	81,488	2,016
	Muyuan Foods Co. Ltd. Class A	306,148	2,008
	Suzhou TFC Optical Communication Co. Ltd. Class A	44,284	2,002
	Guotai Haitong Securities Co. Ltd. (XSSC)	841,138	1,991
	Dongyue Group Ltd.	1,197,000	1,971
	Far East Horizon Ltd.	2,055,000	1,970
	GF Securities Co. Ltd. Class H	862,029	1,954
	NARI Technology Co. Ltd. Class A	504,771	1,924
*	Pony AI Inc. ADR	192,512	1,900
	Shaanxi Coal Industry Co. Ltd. Class A	492,600	1,883
*,1	InnoScience Suzhou Technology Holding Co. Ltd. Class H	228,400	1,879
	China Construction Bank Corp. Class A	1,276,600	1,857
	Ningxia Baofeng Energy Group Co. Ltd. Class A	412,880	1,855
	Bank of Ningbo Co. Ltd. Class A	381,168	1,852
	Caitong Securities Co. Ltd. Class A	1,516,968	1,842
	Want Want China Holdings Ltd.	3,259,467	1,841
[1,2]	Smoore International Holdings Ltd.	1,529,000	1,828
*,2	Remegen Co. Ltd. Class H	141,000	1,828
[1,2]	Longfor Group Holdings Ltd.	1,747,600	1,810
	Advanced Micro-Fabrication Equipment Inc. Class A	32,420	1,801
*,2	InnoCare Pharma Ltd. Class H	1,010,000	1,788
	GigaDevice Semiconductor Inc. Class A	38,451	1,787
	Bank of Jiangsu Co. Ltd. Class A	1,057,400	1,746
	China Resources Gas Group Ltd.	716,600	1,721
	China Conch Venture Holdings Ltd.	1,108,498	1,719
	China National Building Material Co. Ltd. Class H	2,628,312	1,713
	Inner Mongolia Yitai Coal Co. Ltd. Class B	637,704	1,697
	XD Inc.	210,600	1,693
	China Oilfield Services Ltd. Class H	1,398,000	1,688
	Montage Technology Co. Ltd. Class A	65,484	1,682
	Beijing Enterprises Holdings Ltd.	422,000	1,671
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,873,000	1,664
*,1	China Ruyi Holdings Ltd.	8,897,200	1,664
	SF Holding Co. Ltd. Class A	305,198	1,661
	Ping An Bank Co. Ltd. Class A	985,200	1,658
*	Zai Lab Ltd.	768,830	1,650
	Shennan Circuits Co. Ltd. Class A	35,562	1,647
	China Nonferrous Mining Corp. Ltd.	942,000	1,638
	China Pacific Insurance Group Co. Ltd. Class A	297,288	1,627
*,1,2	China CITIC Financial Asset Management Co. Ltd. Class H	17,022,000	1,618
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	205,700	1,604
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	2,226,197	1,598
	China Railway Group Ltd. Class H	3,290,000	1,595
[1]	Dongfang Electric Corp. Ltd. Class H	317,400	1,590

Total World Stock Index Fund
		Shares	Market Value• ($000)
	China National Nuclear Power Co. Ltd. Class A	1,199,300	1,580
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	278,444	1,577
*	Genscript Biotech Corp.	886,000	1,577
[1]	China State Construction International Holdings Ltd.	1,349,750	1,568
*,1	Hesai Group	69,595	1,567
	SDIC Capital Co. Ltd. Class A	1,571,467	1,547
*,2	Keymed Biosciences Inc.	157,500	1,531
	Shenzhen International Holdings Ltd.	1,613,000	1,529
*	Qinghai Salt Lake Industry Co. Ltd. Class A	262,498	1,522
	China Petroleum & Chemical Corp. Class A	1,916,180	1,513
[1]	China Cinda Asset Management Co. Ltd. Class H	10,682,000	1,509
*,2	Mobvista Inc.	720,000	1,506
	WUS Printed Circuit Kunshan Co. Ltd. Class A	98,580	1,501
	China State Construction Engineering Corp. Ltd. Class A	2,062,864	1,484
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	324,109	1,481
	TCL Electronics Holdings Ltd.	765,333	1,479
	China Medical System Holdings Ltd.	896,000	1,473
[1]	Harbin Electric Co. Ltd. Class H	490,000	1,463
	COSCO SHIPPING Holdings Co. Ltd. Class A	700,600	1,451
	Ganfeng Lithium Co. Ltd. Class A	110,780	1,449
	Hengtong Optic-electric Co. Ltd. Class A	148,300	1,437
[1]	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class H	331,400	1,427
	Xinyi Solar Holdings Ltd.	3,870,200	1,425
	Shengyi Technology Co. Ltd. Class A	125,700	1,425
[1,2]	Giant Biogene Holding Co. Ltd.	363,400	1,411
	Chaozhou Three-Circle Group Co. Ltd. Class A	111,000	1,409
*	WeRide Inc. ADR	182,113	1,406
[2]	China Feihe Ltd.	3,089,000	1,378
*,1	Sunac China Holdings Ltd.	9,238,000	1,369
[2]	Yadea Group Holdings Ltd.	892,000	1,369
*	Tianqi Lithium Corp. Class A (XSEC)	115,848	1,366
*	Shenzhen Longsys Electronics Co. Ltd. Class A	22,698	1,357
[1,2]	Meitu Inc.	2,514,500	1,354
	China Power International Development Ltd.	3,208,851	1,341
	Aluminum Corp. of China Ltd. Class A	776,800	1,341
	Shenzhen Inovance Technology Co. Ltd. Class A	132,900	1,340
	Hithink RoyalFlush Information Network Co. Ltd. Class A	38,574	1,335
	TravelSky Technology Ltd. Class H	1,071,000	1,326
	Avary Holding Shenzhen Co. Ltd. Class A	124,198	1,325
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H	156,400	1,304
[1]	Wanguo Gold Group Ltd.	903,500	1,303
*	Zhejiang Expressway Co. Ltd. Class H	1,304,440	1,293
	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	24,600	1,291
	TBEA Co. Ltd. Class A	324,650	1,285
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	61,224	1,284
	Wasion Holdings Ltd.	370,000	1,283
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	317,700	1,278
[1]	Lingbao Gold Group Co. Ltd. Class H	474,900	1,277
	Haitian International Holdings Ltd.	469,000	1,272
	Range Intelligent Computing Technology Group Co. Ltd. Class A	96,299	1,268
	MINISO Group Holding Ltd.	342,336	1,263
	China Merchants Securities Co. Ltd. Class A	547,100	1,262
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	835,856	1,256
	Country Garden Services Holdings Co. Ltd.	1,557,059	1,243
*,1	RoboSense Technology Co. Ltd.	289,900	1,243
*	Shanghai MicroPort MedBot Group Co. Ltd. Class H	311,000	1,241
	China Jushi Co. Ltd. Class A	243,130	1,234
*,1,2	CALB Group Co. Ltd. Class H	270,800	1,233
	Postal Savings Bank of China Co. Ltd. Class A	1,657,400	1,230
	RLX Technology Inc. ADR	555,882	1,229
	Gree Electric Appliances Inc. of Zhuhai Class A	206,900	1,215
[1]	Guming Holdings Ltd.	370,000	1,206
	Huatai Securities Co. Ltd. Class A	426,600	1,202
	China Everbright Bank Co. Ltd. Class A	2,625,300	1,199
	Baoshan Iron & Steel Co. Ltd. Class A	1,292,700	1,196
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	15,260	1,196
[1]	C&D International Investment Group Ltd.	628,000	1,195
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	76,872	1,190
	Goldwind Science & Technology Co. Ltd. Class H	535,565	1,189
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	787,600	1,187

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Sany Heavy Industry Co. Ltd. Class A	396,546	1,185
	Fuyao Glass Industry Group Co. Ltd. Class A	136,800	1,184
	China Merchants Energy Shipping Co. Ltd. Class A	460,600	1,183
*,2	Ascentage Pharma Group International	204,400	1,178
	Sany Heavy Equipment International Holdings Co. Ltd.	843,000	1,165
	Shenwan Hongyuan Group Co. Ltd. Class A	1,670,200	1,162
	China International Capital Corp. Ltd. Class A	230,498	1,161
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	27,642	1,152
	Eve Energy Co. Ltd. Class A	107,605	1,151
	JOYY Inc. ADR	19,384	1,143
	Suzhou Good-Ark Electronics Co. Ltd. Class A	657,100	1,129
	Dongfang Electric Corp. Ltd. Class A	195,900	1,124
	Seres Group Co. Ltd. Class A	86,000	1,122
	Yuanjie Semiconductor Technology Co. Ltd. Class A	4,805	1,121
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	55,600	1,117
	Jiangsu Zhongtian Technology Co. Ltd. Class A	228,600	1,115
	CRRC Corp. Ltd. Class A	1,274,100	1,115
	Yankuang Energy Group Co. Ltd. Class A	332,485	1,112
	China CITIC Bank Corp. Ltd. Class A	900,400	1,108
	Sharetronic Data Technology Co. Ltd. Class A	28,756	1,105
	Luzhou Laojiao Co. Ltd. Class A	75,000	1,100
[1]	Jiangsu Expressway Co. Ltd. Class H	808,000	1,099
*	ZTE Corp. Class A	203,298	1,096
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	219,000	1,095
	Beijing Enterprises Water Group Ltd.	3,085,015	1,090
	Bank of Nanjing Co. Ltd. Class A	634,200	1,090
	BOE Technology Group Co. Ltd. Class A	1,814,000	1,087
	Ningbo Deye Technology Co. Ltd. Class A	48,641	1,077
	Chifeng Jilong Gold Mining Co. Ltd. Class A	190,700	1,071
*	Biwin Storage Technology Co. Ltd. Class A	27,073	1,071
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	522,600	1,070
	China Jinmao Holdings Group Ltd.	4,978,000	1,062
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	2,671,700	1,060
*,1,2	CStone Pharmaceuticals	879,000	1,056
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	118,360	1,053
	China Everbright Bank Co. Ltd. Class H	2,639,000	1,046
	Sunshine Insurance Group Co. Ltd. Class H	2,264,000	1,046
	Aier Eye Hospital Group Co. Ltd. Class A	660,228	1,043
	China Tourism Group Duty Free Corp. Ltd. Class A	107,768	1,039
	China Minsheng Banking Corp. Ltd. Class A	1,897,900	1,028
*,1,2	East Buy Holding Ltd.	311,000	1,025
[1]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	1,013,580	1,021
	New China Life Insurance Co. Ltd. Class A	107,800	1,021
*,1	Phancy Group Co. Ltd. Class H	211,800	1,021
	Accelink Technologies Co. Ltd. Class A	47,900	1,020
	Lens Technology Co. Ltd. Class A	266,700	1,016
	Zhejiang Huayou Cobalt Co. Ltd. Class A	103,225	1,016
	GF Securities Co. Ltd. Class A	324,275	1,011
[2]	China Resources Pharmaceutical Group Ltd.	1,501,500	1,008
	XCMG Construction Machinery Co. Ltd. Class A	686,400	1,003
	Goldwind Science & Technology Co. Ltd. Class A	246,900	1,002
	Qfin Holdings Inc. ADR	75,963	994
*	Shanghai Electric Group Co. Ltd. Class A	834,200	991
	China Three Gorges Renewables Group Co. Ltd. Class A	1,649,000	988
	Bank of Shanghai Co. Ltd. Class A	719,037	987
	SAIC Motor Corp. Ltd. Class A	486,699	986
*	Shanghai Electric Group Co. Ltd. Class H	1,970,000	985
	CSC Financial Co. Ltd. Class A	290,300	981
[2]	Genertec Universal Medical Group Co. Ltd.	1,280,500	951
*,2	Ping An Healthcare & Technology Co. Ltd.	687,027	950
[1]	Greentown China Holdings Ltd.	768,879	950
	TCL Technology Group Corp. Class A	1,517,220	950
	Shandong Gold Mining Co. Ltd. Class A	187,177	950
	China Tungsten & Hightech Materials Co. Ltd. Class A	110,030	946
	Bank of Hangzhou Co. Ltd. Class A	370,600	944
	Piotech Inc. Class A	14,400	944
	Zhongjin Gold Corp. Ltd. Class A	246,000	943
[2]	CSC Financial Co. Ltd. Class H	633,000	942
	China United Network Communications Ltd. Class A	1,419,000	941
	Satellite Chemical Co. Ltd. Class A	215,687	936

Total World Stock Index Fund
		Shares	Market Value• ($000)
[2]	Simcere Pharmaceutical Group Ltd.	617,000	936
	CGN Power Co. Ltd. Class A	1,393,000	935
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	133,700	930
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	36,100	925
	Zangge Mining Co. Ltd. Class A	70,099	924
	China Galaxy Securities Co. Ltd. Class A	491,100	923
*,1,2	China Literature Ltd.	290,200	918
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	132,410	918
*,1	REPT BATTERO Energy Co. Ltd. Class H	404,000	915
*	Air China Ltd. Class H	1,520,000	914
	SDIC Power Holdings Co. Ltd. Class A	458,295	914
	Autohome Inc. ADR	48,857	910
*,1,2	NetEase Cloud Music Inc.	61,450	907
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	369,139	906
	Han's Laser Technology Industry Group Co. Ltd. Class A	60,697	903
*,1	Microport Scientific Corp.	802,752	902
	Hgtech Co. Ltd. Class A	51,100	898
	Zhongtai Securities Co. Ltd. Class A	1,011,626	894
	Sinolink Securities Co. Ltd. Class A	676,100	892
	Yunnan Aluminium Co. Ltd. Class A	189,200	889
*,2	Everest Medicines Ltd.	199,000	888
	Huadian Power International Corp. Ltd. Class H	1,628,000	885
	Uni-President China Holdings Ltd.	960,800	884
	Bank of Beijing Co. Ltd. Class A	1,140,800	884
	Xiamen Tungsten Co. Ltd. Class A	103,500	881
	Nanjing Securities Co. Ltd. Class A	811,800	876
[1]	AviChina Industry & Technology Co. Ltd. Class H	1,980,000	872
	Haier Smart Home Co. Ltd. Class A	275,000	869
*	Nine Dragons Paper Holdings Ltd.	1,068,000	867
*,1	Black Sesame International Holding Ltd.	378,000	857
*	LONGi Green Energy Technology Co. Ltd. Class A	352,877	854
	Datang International Power Generation Co. Ltd. Class H	2,468,000	852
	Ningbo Tuopu Group Co. Ltd. Class A	94,950	847
	AECC Aviation Power Co. Ltd. Class A	123,900	841
	China Communications Services Corp. Ltd. Class H	1,526,000	839
*,1	Tianqi Lithium Corp. Class H	98,400	839
	Fosun International Ltd.	1,587,464	836
*	Guangdong HEC Technology Holding Co. Ltd. Class A	159,600	833
	China Reinsurance Group Corp. Class H	5,285,000	833
	Shanghai United Imaging Healthcare Co. Ltd. Class A	51,371	828
	Beijing Kingsoft Office Software Inc. Class A	22,327	827
*,2	CARsgen Therapeutics Holdings Ltd.	298,500	827
[1]	SF Holding Co. Ltd. Class H	179,600	815
	Zhejiang NHU Co. Ltd. Class A	159,476	814
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	1,237,500	812
	OmniVision Integrated Circuits Group Inc.	55,885	808
	Sinopec Engineering Group Co. Ltd. Class H	1,002,135	806
	Sinoma Science & Technology Co. Ltd. Class A	98,600	802
	Sanan Optoelectronics Co. Ltd. Class A	398,900	800
	Sinotrans Ltd. Class H	1,224,000	799
*	Yihai Kerry Arawana Holdings Co. Ltd. Class A	190,500	797
[1]	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,803,600	795
[1]	Mao Geping Cosmetics Co. Ltd. Class H	86,100	795
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	216,600	792
	China Zheshang Bank Co. Ltd. Class H	2,537,000	790
*	Lifetech Scientific Corp.	2,845,998	789
	Henan Shuanghui Investment & Development Co. Ltd. Class A	193,778	787
	Shanghai Conant Optical Co. Ltd. Class H	130,700	787
	Huaxia Bank Co. Ltd. Class A	778,300	785
	AVICOPTER plc Class A	171,100	783
[1,2]	Pharmaron Beijing Co. Ltd. Class H	289,723	782
	Liaoning Cheng Da Co. Ltd. Class A	446,900	781
	Guizhou Tyre Co. Ltd. Class A	1,055,800	779
	Power Construction Corp. of China Ltd. Class A	945,600	776
	Eastroc Beverage Group Co. Ltd. Class A	25,940	774
	Huaneng Power International Inc. Class A	753,800	772
	Shenzhen Envicool Technology Co. Ltd. Class A	55,094	771
	China Railway Group Ltd. Class A	1,031,100	768
	China Coal Energy Co. Ltd. Class A	277,800	761
	Shenzhen Sunway Communication Co. Ltd. Class A	56,200	755

Total World Stock Index Fund
		Shares	Market Value• ($000)
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	239,100	754
[2]	China Railway Signal & Communication Corp. Ltd. Class H	1,617,500	753
	Iflytek Co. Ltd. Class A	106,800	752
	Hengli Petrochemical Co. Ltd. Class A	231,000	751
	Tongling Nonferrous Metals Group Co. Ltd. Class A	824,400	750
	China Traditional Chinese Medicine Holdings Co. Ltd.	3,452,000	748
*	China Southern Airlines Co. Ltd. Class A	940,300	746
	Shandong Hongqiao Aluminum Industry Holding Co. Ltd. Class A	203,200	746
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	133,498	744
	Dongxing Securities Co. Ltd. Class A	383,000	743
	Jiangxi Copper Co. Ltd. Class A	110,200	742
	China Energy Engineering Corp. Ltd. Class A (XSSC)	1,786,300	742
*	Pacific Securities Co. Ltd. Class A	1,363,900	738
	Fufeng Group Ltd.	875,000	734
	Huaqin Co. Ltd. Class A	48,100	734
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	129,971	733
	China XD Electric Co. Ltd. Class A	294,287	733
	IEIT Systems Co. Ltd. Class A	70,412	724
	Zhejiang Chint Electrics Co. Ltd. Class A	150,100	722
	Lingyi iTech Guangdong Co. Class A	345,100	717
	Wens Foodstuff Group Co. Ltd. Class A	297,360	716
	Yihai International Holding Ltd.	340,000	715
*,2	Evergrande Property Services Group Ltd.	3,664,000	715
	Brilliance China Automotive Holdings Ltd.	2,042,000	713
	Zhejiang Juhua Co. Ltd. Class A	132,400	713
[2]	Topsports International Holdings Ltd.	1,844,000	707
	Hengyi Petrochemical Co. Ltd. Class A	272,500	706
	Founder Securities Co. Ltd. Class A	669,398	706
*	Suzhou Everbright Photonics Co. Ltd. Class A	13,544	702
*	China Eastern Airlines Corp. Ltd. Class H	1,418,000	701
*	Yunnan Energy New Material Group Co. Ltd. Class A	57,300	701
	People's Insurance Co. Group of China Ltd. Class A	661,000	698
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	1,948,000	697
	Daqin Railway Co. Ltd. Class A	902,000	696
	Everbright Securities Co. Ltd. Class A	312,300	696
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	85,400	696
	Guosen Securities Co. Ltd. Class A	438,755	690
*,1	Country Garden Holdings Co. Ltd.	18,424,000	688
	Great Wall Motor Co. Ltd. Class A	233,631	682
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	127,095	678
	Anhui Gujing Distillery Co. Ltd. Class B	79,300	670
	Delton Technology Guangzhou Inc. Class A	27,800	670
*	China Southern Airlines Co. Ltd. Class H	1,312,000	667
*,1	WellCell Holdings Co. Ltd.	1,667,200	666
	Consun Pharmaceutical Group Ltd.	320,000	663
	Tongkun Group Co. Ltd. Class A	185,800	660
	Chinasoft International Ltd.	1,486,000	659
	Bank of Chengdu Co. Ltd. Class A	234,700	658
[2]	Orient Securities Co. Ltd. Class H	825,200	656
	Anhui Expressway Co. Ltd. Class H	322,000	653
	Guangzhou Automobile Group Co. Ltd. Class A	632,000	653
	Maxscend Microelectronics Co. Ltd. Class A	44,372	649
	Industrial Securities Co. Ltd. Class A	727,350	648
	China Energy Engineering Corp. Ltd. Class H	3,910,000	648
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	507,593	647
	Canmax Technologies Co. Ltd. Class A	39,840	647
	CIMC Enric Holdings Ltd.	476,000	639
*	Air China Ltd. Class A	646,900	639
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	101,300	639
	Shanxi Securities Co. Ltd. Class A	769,570	638
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	89,701	638
*	Damai Entertainment Holdings Ltd.	8,510,000	637
	Hisense Home Appliances Group Co. Ltd. Class H	216,000	636
[1,3]	Fu Shou Yuan International Group Ltd.	1,886,000	636
*	Daqo New Energy Corp. ADR	32,976	634
	Tuya Inc. ADR	275,485	634
	COSCO SHIPPING Ports Ltd.	908,000	633
	Shanghai Rural Commercial Bank Co. Ltd. Class A	482,206	633
	Shanjin International Gold Co. Ltd. Class A	164,560	632
	Shannon Semiconductor Technology Co. Ltd. Class A	24,400	632

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Unisplendour Corp. Ltd. Class A	133,940	631
*,2	Luye Pharma Group Ltd.	1,891,500	625
*,1	China Vanke Co. Ltd. Class H	1,626,489	624
	Shanghai Baosight Software Co. Ltd. Class B	630,328	619
	Zhejiang Dahua Technology Co. Ltd. Class A	224,500	611
	Advanced Fiber Resources Zhuhai Ltd. Class A	17,300	609
	Xtep International Holdings Ltd.	1,105,000	607
*,1	Global New Material International Holdings Ltd.	561,000	607
*	CICT Mobile Communication Technology Co. Ltd. Class A	210,586	606
	Anhui Conch Cement Co. Ltd. Class A	195,200	605
	Shengyi Electronics Co. Ltd. Class A	37,221	605
	Yunnan Baiyao Group Co. Ltd. Class A	77,600	604
	Western Mining Co. Ltd. Class A	138,200	604
	Lonking Holdings Ltd.	1,414,000	602
	Shenzhen MTC Co. Ltd. Class A	369,600	601
	Tongguan Gold Group Ltd.	1,628,000	599
	Chifeng Jilong Gold Mining Co. Ltd. Class H	127,000	598
	Shanghai Industrial Holdings Ltd.	302,000	595
	China International Marine Containers Group Co. Ltd. Class H	431,400	594
*	FIH Mobile Ltd.	185,200	594
	Zheshang Securities Co. Ltd. Class A	409,700	593
[3]	Orient Securities Co. Ltd. Class A	430,708	593
*,1,2	Weimob Inc.	3,146,000	592
	GD Power Development Co. Ltd. Class A	852,199	592
	RoboTechnik Intelligent Technology Co. Ltd. Class A	8,300	592
*	Skyverse Technology Co. Ltd. Class A	20,434	592
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	28,098	590
	JCET Group Co. Ltd. Class A	87,700	590
[2]	Angelalign Technology Inc.	51,553	589
	Lens Technology Co. Ltd. Class H	271,200	589
	Chongqing Changan Automobile Co. Ltd. Class A	420,486	587
*	Tongwei Co. Ltd. Class A	228,900	587
	Guoyuan Securities Co. Ltd. Class A	542,960	586
*,1	Shenzhen Dobot Corp. Ltd. Class H	143,600	586
[1]	Guangzhou Automobile Group Co. Ltd. Class H	1,611,399	583
*	Kunlun Tech Co. Ltd. Class A	80,900	583
	GoerTek Inc. Class A	160,800	583
	Focus Media Information Technology Co. Ltd. Class A	630,000	581
	Baiyin Nonferrous Group Co. Ltd. Class A	518,000	581
	Shanghai International Airport Co. Ltd. Class A	144,040	575
*	Suzhou Centec Communications Co. Ltd. Class A	12,080	575
	Shoucheng Holdings Ltd.	2,743,600	571
*,1	Grand Pharmaceutical Group Ltd.	715,080	571
	Yutong Bus Co. Ltd. Class A	110,000	571
	BOE Technology Group Co. Ltd. Class B	1,145,300	570
	Shenzhen Energy Group Co. Ltd. Class A	567,800	569
*,2	Tuhu Car Inc.	332,800	567
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	918,000	566
*	Kuang-Chi Technologies Co. Ltd. Class A	98,200	565
	Hello Group Inc. ADR	90,208	563
[2]	China Merchants Securities Co. Ltd. Class H	319,132	562
*	Skyworth Group Ltd.	695,340	559
	ENN Natural Gas Co. Ltd. Class A	188,170	559
	China Zheshang Bank Co. Ltd. Class A	1,280,870	557
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	36,900	556
	360 Security Technology Inc. Class A	334,698	550
*	China Eastern Airlines Corp. Ltd. Class A	868,400	550
*	Chongqing Iron & Steel Co. Ltd. Class A	2,665,300	547
	Poly Property Group Co. Ltd.	2,210,000	546
	Tianshan Aluminum Group Co. Ltd. Class A	221,300	544
	Yunnan Tin Co. Ltd. Class A	103,900	543
*	Jiangsu Eastern Shenghong Co. Ltd. Class A	277,913	542
	China Tobacco International HK Co. Ltd.	141,000	541
	Weibo Corp. Class A	65,170	540
	TongFu Microelectronics Co. Ltd. Class A	70,900	539
	Guangdong Haid Group Co. Ltd. Class A	73,577	538
	Jiangsu Etern Co. Ltd. Class A	85,900	537
	Shenzhen Kinwong Electronic Co. Ltd. Class A	51,500	536
	Greentown Service Group Co. Ltd.	912,825	535
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	41,700	535

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	China Risun Group Ltd.	1,363,000	530
*	QuantumCTek Co. Ltd. Class A	6,299	529
	Cinda Securities Co. Ltd. Class A	212,400	528
	China Suntien Green Energy Corp. Ltd. Class H	1,074,000	527
	Bank of Chongqing Co. Ltd. Class H	496,000	527
	Huaxi Securities Co. Ltd. Class A	411,000	527
*	Chongqing Polycomp International Corp. Class A	223,000	527
	Shandong Nanshan Aluminum Co. Ltd. Class A	664,400	526
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	231,920	526
	Andon Health Co. Ltd. Class A	48,700	526
	Guangdong Electric Power Development Co. Ltd. Class B	1,958,660	525
*	COFCO Joycome Foods Ltd.	2,983,000	524
	Rockchip Electronics Co. Ltd. Class A	19,399	524
*	Loongson Technology Corp. Ltd. Class A	21,449	524
	Sichuan Chuantou Energy Co. Ltd. Class A	233,300	523
*,1	Mixue Group Class H	14,200	523
[1,2]	ZJLD Group Inc.	501,000	522
	Guocheng Mining Co. Ltd. Class A	69,054	521
	Raytron Technology Co. Ltd. Class A	24,205	520
	Lao Feng Xiang Co. Ltd. Class B	161,010	519
	China Overseas Property Holdings Ltd.	1,017,493	518
	CECEP Environmental Protection Co. Ltd. Class A	533,300	518
	Henan Shijia Photons Technology Co. Ltd. Class A	26,455	518
	China Everbright Ltd.	644,000	516
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	383,273	515
	Zhejiang Yasha Decoration Co. Ltd. Class A	839,200	514
*	Grace Fabric Technology Co. Ltd. Class A	29,000	513
	Broadex Technologies Co. Ltd. Class A	13,600	512
	YTO Express Group Co. Ltd. Class A	161,700	509
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	107,100	508
	Suzhou Maxwell Technologies Co. Ltd. Class A	14,406	508
*	Hainan Airlines Holding Co. Ltd. Class A	2,289,605	507
	Huayu Automotive Systems Co. Ltd. Class A	185,100	506
*	National Silicon Industry Group Co. Ltd. Class A	166,391	506
	Huaneng Lancang River Hydropower Inc. Class A	363,500	506
	Guolian Minsheng Securities Co. Ltd. Class A	356,500	505
	Sihuan Pharmaceutical Holdings Group Ltd.	3,078,000	504
	Yuexiu Property Co. Ltd.	1,010,972	503
*	Seazen Group Ltd.	1,761,754	502
	Metallurgical Corp. of China Ltd. Class A	1,162,800	502
	JinkoSolar Holding Co. Ltd. ADR	21,451	501
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	12,480	499
	Yunnan Copper Co. Ltd. Class A	176,200	498
*,2	Legend Holdings Corp. Class H	410,000	498
	CNPC Capital Co. Ltd. Class A	359,700	498
*	Abbisko Cayman Ltd.	299,000	498
	China Overseas Grand Oceans Group Ltd.	1,365,500	497
	Shenzhen Megmeet Electrical Co. Ltd. Class A	27,900	496
	Zhongsheng Group Holdings Ltd.	541,500	494
	Dazhong Mining Co. Ltd. Class A	64,396	494
	Poly Developments & Holdings Group Co. Ltd. Class A	544,099	490
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	103,100	490
	China Resources Microelectronics Ltd. Class A	58,605	489
[1]	JF SmartInvest Holdings Ltd.	106,100	489
	Anhui Tongguan Copper Foil Group Co. Ltd. Class A	42,100	489
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	143,800	488
*,1,2	Jinxin Fertility Group Ltd.	1,582,500	485
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	89,600	483
*,2	China Youran Dairy Group Ltd.	982,000	483
*	Wuhan Guide Infrared Co. Ltd. Class A	220,995	482
	Citic Pacific Special Steel Group Co. Ltd. Class A	214,110	479
	Jiangsu Yanghe Distillery Co. Ltd. Class A	66,195	477
	Supcon Technology Co. Ltd. Class A	40,692	475
*	Jinko Solar Co. Ltd. Class A	485,479	475
	Changjiang Securities Co. Ltd. Class A	402,320	473
	China Water Affairs Group Ltd.	746,000	471
*	Sichuan Huafeng Technology Co. Ltd. Class A	23,494	470
	Nexchip Semiconductor Corp. Class A	94,176	469
*	China Rare Earth Resources & Technology Co. Ltd. Class A	58,400	468
[1]	Towngas Smart Energy Co. Ltd.	1,033,000	467

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	29,000	467
	China International Marine Containers Group Co. Ltd. Class A	256,100	466
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	184,600	465
*	Newborn Town Inc.	394,000	465
*	China Education Group Holdings Ltd.	1,562,000	464
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	253,800	464
	Huaxin Building Materials Group Co. Ltd. Class H	218,100	463
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,772,000	462
	Giant Network Group Co. Ltd. Class A	96,000	462
*,1	Flat Glass Group Co. Ltd. Class H	402,000	460
	Zhejiang China Commodities City Group Co. Ltd. Class A	235,400	459
	Gotion High-tech Co. Ltd. Class A	84,800	458
	Chongqing Rural Commercial Bank Co. Ltd. Class A	429,800	458
	Anhui Xinhua Media Co. Ltd. Class A	517,600	458
*	VOYAH Automobile Technology Co. Ltd. Class H	596,838	457
	YongXing Special Materials Technology Co. Ltd. Class A	35,410	453
*	Sunshine Lake Pharma Co. Ltd. Class H	86,154	453
*	Lufax Holding Ltd. ADR	236,808	452
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	8,773	451
*	China Greatwall Technology Group Co. Ltd. Class A	155,100	450
*	Dosilicon Co. Ltd. Class A	21,075	449
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	371,300	448
	Ingenic Semiconductor Co. Ltd. Class A	24,300	446
	Haohua Chemical Science & Technology Co. Ltd. Class A	83,300	446
	Anker Innovations Technology Co. Ltd. Class A	24,120	444
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	155,300	442
[2]	China East Education Holdings Ltd.	649,000	440
*	Jiujiang Defu Technology Co. Ltd. Class A	39,600	440
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	84,700	438
	Zhejiang Yinlun Machinery Co. Ltd. Class A	64,200	437
	Chongqing Changan Automobile Co. Ltd. Class B	891,263	436
	Tiangong International Co. Ltd.	996,000	436
*	iQIYI Inc. ADR	366,312	432
[1]	West China Cement Ltd.	1,334,000	432
	Livzon Pharmaceutical Group Inc. Class H	120,006	431
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	22,300	431
	Hubei Dinglong Co. Ltd. Class A	46,900	430
	Beijing Tong Ren Tang Co. Ltd. Class A	105,661	430
[2]	Yixin Group Ltd.	1,771,000	430
*,2	Alphamab Oncology	323,000	429
	Shenghe Resources Holding Co. Ltd. Class A	111,500	428
	Wolong Electric Group Co. Ltd. Class A	77,040	428
	Guangdong Dtech Technology Co. Ltd. Class A	12,300	428
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	92,200	426
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	85,370	426
	Shenzhen Transsion Holdings Co. Ltd. Class A	50,144	425
	Guangdong Guanhao High-Tech Co. Ltd. Class A	596,100	424
	Changshu Tianyin Electromechanical Co. Ltd. Class A	42,100	423
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	743,500	423
	Shougang Fushan Resources Group Ltd.	1,188,441	422
	Beijing Compass Technology Development Co. Ltd. Class A	29,065	421
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	196,000	420
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	286,180	420
	Hwatsing Technology Co. Ltd. Class A	14,408	420
	CIG Shanghai Co. Ltd. Class A	16,300	420
	COFCO Sugar Holding Co. Ltd. Class A	189,700	418
	Goldenmax International Group Ltd. Class A	63,200	418
	Yunnan Yuntianhua Co. Ltd. Class A	77,899	414
	Capital Securities Co. Ltd. Class A	169,500	414
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A	325,800	413
	Lee & Man Paper Manufacturing Ltd.	953,000	412
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	59,800	412
	China National Chemical Engineering Co. Ltd. Class A	326,900	412
	Fulin Precision Co. Ltd. Class A	98,910	410
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	30,051	409
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	53,900	406
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	294,100	405
	Chengtun Mining Group Co. Ltd. Class A	198,700	405
	Tianneng Power International Ltd.	550,000	404
*	Maanshan Iron & Steel Co. Ltd. Class H	1,236,000	403

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Gushengtang Holdings Ltd.	106,300	403
	Guobo Electronics Co. Ltd. Class A	22,368	403
	BOC International China Co. Ltd. Class A	219,100	400
	Kingsemi Co. Ltd. Class A	11,692	400
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	632,500	399
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	69,200	398
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	31,200	396
*	Hua Hong Semiconductor Ltd. Class A	18,959	396
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	78,000	395
*	Chongqing Afari Technology Co. Ltd. Class A	239,600	395
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	383,600	395
	Huizhou Desay Sv Automotive Co. Ltd. Class A	25,900	393
	Jointown Pharmaceutical Group Co. Ltd. Class A	518,230	393
	Wanxiang Qianchao Co. Ltd. Class A	165,100	392
	CQ Pharmaceutical Holding Co. Ltd. Class A	459,200	391
	Shenzhen Honor Electronic Co. Ltd. Class A	6,500	390
	Qingdao Hanhe Cable Co. Ltd. Class A	303,900	389
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	48,900	389
*	Chengxin Lithium Group Co. Ltd. Class A	44,200	388
	Weilong Delicious Global Holdings Ltd.	319,000	388
	Anhui Construction Engineering Group Co. Ltd. Class A	488,700	386
	Eastern Air Logistics Co. Ltd. Class A	164,799	386
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	288,000	385
	Green Development Electricity Group of Tianjin Co. Ltd. Class A	266,100	385
	Datang International Power Generation Co. Ltd. Class A	630,900	385
*	United Nova Technology Co. Ltd. Class A	379,697	385
	Hunan Gold Corp. Ltd. Class A	89,180	383
	Shanghai International Port Group Co. Ltd. Class A	523,300	383
	Anhui Gujing Distillery Co. Ltd. Class A	24,300	382
	Infore Environment Technology Group Co. Ltd. Class A	190,000	380
	Henan Pinggao Electric Co. Ltd. Class A	117,700	380
	Shanghai Electric Power Co. Ltd. Class A	152,500	380
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	394,400	380
[1]	China Resources Beverage Holdings Co. Ltd.	340,200	379
*,2	China Bohai Bank Co. Ltd. Class H	3,329,000	378
	Zhejiang Crystal-Optech Co. Ltd. Class A	77,500	377
	CITIC Heavy Industries Co. Ltd. Class A	424,000	377
	Huaan Securities Co. Ltd. Class A	459,600	376
	Mesnac Co. Ltd. Class A	377,800	376
*	China First Heavy Industries Co. Ltd. Class A	564,200	376
	China Lesso Group Holdings Ltd.	630,000	375
	Ningbo Joyson Electronic Corp. Class A	89,000	375
	China Datang Corp. Renewable Power Co. Ltd. Class H	1,922,000	375
*	Beijing Capital International Airport Co. Ltd. Class H	1,538,000	374
	Huadong Medicine Co. Ltd. Class A	76,030	373
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	67,700	373
	Shenzhen Airport Co. Ltd. Class A	356,100	372
	Jinduicheng Molybdenum Co. Ltd. Class A	128,979	372
*	Optowide Technologies Co. Ltd. Class A	7,583	372
*	Amlogic Shanghai Co. Ltd. Class A	23,787	371
	L&K Engineering Suzhou Co. Ltd. Class A	13,400	371
*	Founder Technology Group Corp. Class A	214,400	370
	Fujian Wanchen Food Group Co. Ltd. Class A	11,100	369
	CGN New Energy Holdings Co. Ltd.	1,096,000	368
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	278,000	368
	Shenzhen Kaifa Technology Co. Ltd. Class A	85,300	368
	Nanya New Material Technology Co. Ltd. Class A	14,309	368
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	32,199	367
	Sinomine Resource Group Co. Ltd. Class A	27,440	367
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	278,544	367
	Beijing Sifang Automation Co. Ltd. Class A	44,500	367
	GEM Co. Ltd. Class A	271,300	366
	FinVolution Group ADR	73,777	366
	CSI Solar Co. Ltd. Class A	171,556	366
	Wangsu Science & Technology Co. Ltd. Class A	154,300	364
*	Sensteed Hi-tech Group Class A	642,800	364
	Beijing New Building Materials plc Class A	95,500	363
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	427,300	363
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	267,600	362
	China Meheco Group Co. Ltd. Class A	238,080	362

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Sichuan Road & Bridge Co. Ltd. Class A	301,700	362
*	Addsino Co. Ltd. Class A	100,400	361
*	Far East Smarter Energy Co. Ltd. Class A	144,600	361
	Olympic Circuit Technology Co. Ltd. Class A	46,300	361
*,1,2	Hygeia Healthcare Holdings Co. Ltd. Class C	244,732	360
	Kingnet Network Co. Ltd. Class A	136,200	360
	Geovis Technology Co. Ltd. Class A	43,053	359
	JCHX Mining Management Co. Ltd. Class A	38,800	358
	Anhui Yingliu Electromechanical Co. Ltd. Class A	32,100	357
	Haisco Pharmaceutical Group Co. Ltd. Class A	41,500	356
	China BlueChemical Ltd. Class H	1,028,000	355
	Shaanxi Energy Investment Co. Ltd. Class A	205,300	355
	Shanghai Huayi Group Co. Ltd. Class A	221,800	354
	Dajin Heavy Industry Co. Ltd. Class A	28,700	354
	Smartsens Technology Shanghai Co. Ltd. Class A	27,275	353
	Hangzhou Silan Microelectronics Co. Ltd. Class A	82,800	352
	Yuexiu REIT	3,806,817	351
*	Vnet Group Inc. ADR	42,122	350
	Qingdao East Steel Tower Stock Co. Ltd. Class A	99,200	350
*	SICC Co. Ltd. Class A	23,578	350
	China Resources Building Materials Technology Holdings Ltd.	2,014,000	349
	Poly Property Services Co. Ltd. Class H	87,100	349
	Puya Semiconductor Shanghai Co. Ltd. Class A	8,679	349
	Bank of Suzhou Co. Ltd. Class A	279,390	348
	Advanced Technology & Materials Co. Ltd. Class A	110,200	347
	Sunwoda Electronic Co. Ltd. Class A	85,700	347
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	186,200	347
	Sinofert Holdings Ltd.	1,728,000	346
	Leo Group Co. Ltd. Class A	364,100	346
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	55,200	346
*	DPC Dash Ltd.	53,200	344
	Qilu Bank Co. Ltd. Class A	366,100	342
	Circuit Fabology Microelectronics Equipment Co. Ltd. Class A	8,958	342
	Huaxin Building Materials Group Co. Ltd. Class A	108,200	341
[1,2]	Blue Moon Group Holdings Ltd.	840,500	341
	Jiangsu Yangnong Chemical Co. Ltd. Class A	31,980	340
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	154,200	340
	Shenzhen Tellus Holding Co. Ltd. Class A	138,813	339
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	45,200	339
	Kingfa Sci & Tech Co. Ltd. Class A	134,100	338
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	101,900	338
	Befar Group Co. Ltd. Class A	430,800	338
	Hubei Chutian Smart Communication Co. Ltd. Class A	600,400	338
	Hangzhou First Applied Material Co. Ltd. Class A	122,413	337
	Changshu Fengfan Power Equipment Co. Ltd. Class A	421,600	336
	SG Micro Corp. Class A (XSHE)	24,722	335
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	400,800	335
	COSCO SHIPPING Development Co. Ltd. Class H	2,356,000	334
	Beijing Shougang Co. Ltd. Class A	498,800	334
	Shenergy Co. Ltd. Class A	251,500	334
	China National Medicines Corp. Ltd. Class A	79,600	334
	Shenzhen Click Technology Co. Ltd. Class A	117,700	334
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	206,200	333
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	81,900	332
*	Yechiu Metal Recycling China Ltd. Class A	553,500	332
	Shandong Humon Smelting Co. Ltd. Class A	135,400	331
	Tianjin Teda Co. Ltd. Class A	525,700	331
	Shanghai Huace Navigation Technology Ltd. Class A	71,148	331
	Metallurgical Corp. of China Ltd. Class H	1,618,000	330
	Hainan Airport Infrastructure Co. Ltd. Class A	622,972	330
[1]	Shanghai Chicmax Cosmetic Co. Ltd. Class H	54,800	330
*	Kangmei Pharmaceutical Co. Ltd. Class A	1,317,800	330
*	ASR Microelectronics Co. Ltd. Class A	22,017	329
	Hainan Jinpan Smart Technology Co. Ltd. Class A	25,212	328
	Asymchem Laboratories Tianjin Co. Ltd. Class A	17,700	327
	Sangfor Technologies Inc. Class A	18,900	327
	Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	9,187	327
	Beijing Enlight Media Co. Ltd. Class A	150,200	326
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	639,300	326
	Yealink Network Technology Corp. Ltd. Class A	60,942	326

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Onewo Inc. Class H	150,600	326
	Neway Valve Suzhou Co. Ltd. Class A	35,300	326
	Orient International Enterprise Ltd. Class A	314,800	326
	Luster LightTech Co. Ltd. Class A	37,380	326
	HMT Xiamen New Technical Materials Co. Ltd. Class A	21,800	326
	CNGR Advanced Material Co. Ltd. Class A	34,580	325
*	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	73,556	325
	Zhejiang Sling Intelligent Drive Group Co. Ltd.	13,800	325
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	29,000	324
*	Henan Zhongfu Industry Co. Ltd. Class A	284,200	324
	Zhejiang Hailiang Co. Ltd. Class A	122,300	323
	Fujian Longking Co. Ltd. Class A	118,200	323
*	Yangzijiang Financial Holding Ltd.	1,570,236	323
*	Huludao Zinc Industry Co. Class A	357,300	322
	Ecovacs Robotics Co. Ltd. Class A	33,500	321
	Zhongyuan Environment-Protection Co. Ltd. Class A	258,800	321
	YUNDA Holding Group Co. Ltd. Class A	277,846	320
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	882,800	319
[2]	Linklogis Inc. Class B	1,021,500	319
	Jinko Power Technology Co. Ltd. Class A	334,900	319
	Empyrean Technology Co. Ltd. Class A	24,400	319
*	Orbbec Inc. Class A	27,117	319
	Huafon Chemical Co. Ltd. Class A	184,100	318
	Spring Airlines Co. Ltd. Class A	46,000	318
*	Air China Cargo Co. Ltd. Class A	417,355	318
	Western Region Gold Co. Ltd. Class A	66,000	317
	Suzhou Kematek Inc. Class A	20,400	317
	State Grid Information & Communication Co. Ltd. Class A	125,500	316
	Tibet Huayu Mining Co. Ltd. Class A	74,900	316
	FAW Jiefang Group Co. Ltd. Class A	318,600	315
	Youngor Group Co. Ltd. Class A	279,400	315
*	EHang Holdings Ltd. ADR	32,268	315
	Henan Hengxing Science & Technology Co. Ltd. Class A	444,100	315
	Beijing Jingneng Clean Energy Co. Ltd. Class H	1,110,000	314
*	Sinopec Oilfield Service Corp. Class A	787,700	314
*	Beijing Yandong Microelectronic Co. Ltd. Class A	50,106	314
	Qingdao Port International Co. Ltd. Class A	241,800	313
	China Coal Xinji Energy Co. Ltd. Class A	238,200	313
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	124,700	312
*	JoulWatt Technology Co. Ltd. Class A	22,898	312
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	266,700	311
	Shenzhen Kedali Industry Co. Ltd. Class A	11,000	310
	Qingdao Citymedia Co. Ltd. Class A	334,700	310
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	97,900	309
	Do-Fluoride New Materials Co. Ltd. Class A	57,320	307
*	Talkweb Information System Co. Ltd. Class A	58,700	307
	Glarun Technology Co. Ltd. Class A	76,200	307
*,1,2	Yidu Tech Inc.	390,500	307
	Xi'An Shaangu Power Co. Ltd. Class A	228,300	307
	China Oilfield Services Ltd. Class A	138,225	306
	JNBY Design Ltd.	111,500	305
	Minmetals Capital Co. Ltd. Class A	396,560	305
	Vatti Corp. Ltd. Class A	351,400	304
	Nantong Jianghai Capacitor Co. Ltd. Class A	53,800	304
	Hangcha Group Co. Ltd. Class A	76,300	304
	Changzhou Fusion New Material Co. Ltd. Class A	20,068	304
	Western Metal Materials Co. Ltd. Class A	32,400	304
	Hundsun Technologies Inc. Class A	76,751	303
	Shanghai Construction Group Co. Ltd. Class A	764,000	303
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	369,300	303
	ACM Research Shanghai Inc. Class A	13,316	303
	Shandong Linglong Tyre Co. Ltd. Class A	155,500	302
	Beijing Jingneng Power Co. Ltd. Class A	421,200	302
	Shenzhen Expressway Corp. Ltd. Class H	318,000	301
*	Chongqing Taiji Industry Group Co. Ltd. Class A	131,500	300
*	Remegen Co. Ltd. Class A	15,707	300
*	Suzhou Tianmai Thermal Technology Co. Ltd. Class A	7,300	300
	Shandong Xiantan Co. Ltd. Class A	319,100	299
	First Tractor Co. Ltd. Class A	147,500	299
	Guangxi LiuYao Group Co. Ltd. Class A	121,800	299

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Walvax Biotechnology Co. Ltd. Class A	156,100	298
	Shanghai Baosight Software Co. Ltd. Class A	89,425	298
	Shenzhen Capchem Technology Co. Ltd. Class A	29,160	297
	Sinotrans Ltd. Class A	336,200	296
[2]	Sunac Services Holdings Ltd.	2,199,055	296
*	Yonghui Superstores Co. Ltd. Class A	523,900	296
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	124,700	296
	Castech Inc. Class A	23,220	296
	Bank of Guiyang Co. Ltd. Class A	335,400	295
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	59,680	293
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	7,935	293
	China Southern Power Grid Energy Storage Co. Ltd. Class A	139,000	293
	Tsingtao Brewery Co. Ltd. Class A	31,400	292
[2]	Everbright Securities Co. Ltd. Class H	283,400	291
	China Hainan Rubber Industry Group Co. Ltd. Class A	275,400	291
	Shaanxi Sirui Advanced Materials Co. Ltd. Class A	47,359	291
	Intco Medical Technology Co. Ltd. Class A	34,650	290
	Guangshen Railway Co. Ltd. Class A	614,800	290
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	346,700	290
	Shenzhen Han's CNC Technology Co. Ltd. Class A	10,700	289
	Sailun Group Co. Ltd. Class A	141,100	288
*	Wintime Energy Group Co. Ltd. Class A	1,108,800	288
*	Hunan Silver Co. Ltd. Class A	168,700	288
	Sichuan Changhong Electric Co. Ltd. Class A	223,400	287
	Guangshen Railway Co. Ltd. Class H	936,000	286
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	196,300	286
	Zhejiang Cfmoto Power Co. Ltd. Class A	7,100	286
	Heibei Sinopack Electronic Technology Co. Ltd. Class A	15,677	285
	China Petroleum Engineering Corp. Class A	478,400	285
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	226,800	285
	Q Technology Group Co. Ltd.	271,000	284
	China Foods Ltd.	596,000	283
	Huadian Power International Corp. Ltd. Class A	386,897	283
	New Hope Liuhe Co. Ltd. Class A	220,700	282
*	Xinte Energy Co. Ltd. Class H	337,600	282
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	354,500	282
	T&S Communications Co. Ltd. Class A	14,100	282
	Zhejiang Taotao Vehicles Co. Ltd. Class A	7,100	282
	China Modern Dairy Holdings Ltd.	1,669,500	281
[2]	AK Medical Holdings Ltd.	348,000	281
	Sichuan New Energy Power Co. Ltd. Class A	109,603	281
	North Copper Co. Ltd. Class A	132,500	281
*	Sigmastar Technology Ltd. Class A	23,100	281
*	Tongding Interconnection Information Co. Ltd. Class A	120,500	280
	COSCO SHIPPING Development Co. Ltd. Class A	718,600	280
	Loncin Motor Co. Ltd. Class A	124,300	280
	Zhejiang Longsheng Group Co. Ltd. Class A	144,900	279
	Henan Yuguang Gold & Lead Co. Ltd. Class A	128,300	279
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	364,300	279
	Isoftstone Information Technology Group Co. Ltd. Class A	47,900	278
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	62,400	278
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	59,600	278
	Shanghai Shunho New Materials Technology Co. Ltd. Class A	99,800	278
	Nanjing Iron & Steel Co. Ltd. Class A	350,000	277
	China Animal Husbandry Industry Co. Ltd. Class A	251,200	277
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	45,700	277
	Wuhan Dameng Database Co. Ltd. Class A	7,131	277
	Sinopec Kantons Holdings Ltd.	526,000	274
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	126,600	274
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	67,100	274
*	CCOOP Group Co. Ltd. Class A	1,065,400	274
	Beijing Shunxin Agriculture Co. Ltd. Class A	146,399	273
	Anjoy Foods Group Co. Ltd. Class A	17,000	273
	Toread Holdings Group Co. Ltd. Class A	111,400	273
	Dong-E-E-Jiao Co. Ltd. Class A	33,600	271
	China Railway Construction Heavy Industry Corp. Ltd. Class A	390,275	271
	GalaxyCore Inc. Class A	133,842	271
	Guangzhou Haige Communications Group Inc. Co. Class A	114,000	270
	Tongyu Communication Inc. Class A	42,200	270
	China Film Group Co. Ltd. Class A	133,600	270

Total World Stock Index Fund
		Shares	Market Value• ($000)
	APT Medical Inc. Class A	7,766	270
	Tianjin Port Co. Ltd. Class A	388,000	270
	Sinomach Precision Industry Group Co. Ltd. Class A	35,200	270
	China Baoan Group Co. Ltd. Class A	211,400	269
	Hongta Securities Co. Ltd. Class A	243,700	269
	Ningbo Orient Wires & Cables Co. Ltd. Class A	29,500	269
*	Zhejiang Rongtai Electric Material Co. Ltd. Class A	22,100	269
	Anhui Anke Biotechnology Group Co. Ltd. Class A	207,200	268
	Konfoong Materials International Co. Ltd. Class A	10,100	268
	Goneo Group Co. Ltd. Class A	40,803	268
*	Datang Huayin Electric Power Co. Ltd. Class A	214,300	268
*	BeOne Medicines Ltd. Class A	7,712	268
	China Rare Earth Nonferrous Metals Co. Ltd. Class A	19,800	268
	Guangxi Energy Co. Ltd. Class A	370,300	268
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	35,800	268
	Tian Di Science & Technology Co. Ltd. Class A	318,511	266
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	12,745	266
	Shanghai Baosteel Packaging Co. Ltd. Class A	352,300	266
*	China Vanke Co. Ltd. Class A	461,400	265
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	291,500	265
	China Railway Tielong Container Logistics Co. Ltd. Class A	294,700	265
	Sinomach Automobile Co. Ltd. Class A	297,500	265
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	14,040	265
*,2	Hangzhou SF Intra-City Industrial Co. Ltd. Class H	197,800	265
	Aisino Corp. Class A	214,300	264
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	27,500	264
	TDG Holdings Co. Ltd. Class A	64,500	264
*	Shenzhen CECport Technologies Co. Ltd. Class A	67,500	264
*	Shenzhen SEICHI Technologies Co. Ltd. Class A	6,072	263
*	Hsino Tower Group Co. Ltd. Class A	321,700	262
	Xiamen Changelight Co. Ltd. Class A	53,800	262
	Hangzhou Tigermed Consulting Co. Ltd. Class A	32,150	261
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	184,600	260
	DeHua TB New Decoration Materials Co. Ltd. Class A	119,800	260
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	123,600	259
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	126,800	259
	Intsig Information Co. Ltd. Class A	12,727	258
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	92,100	257
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	67,746	257
	Guangzhou Haozhi Industrial Co. Ltd. Class A	27,800	257
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	46,200	256
	Bank of Lanzhou Co. Ltd. Class A	783,163	256
	Triangle Tyre Co. Ltd. Class A	119,000	256
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	655,497	255
*	Holitech Technology Co. Ltd. Class A	593,900	255
*	Tianfeng Securities Co. Ltd. Class A	483,100	255
	JL Mag Rare-Earth Co. Ltd. Class A	52,720	255
*	Xinjiang Daqo New Energy Co. Ltd. Class A	77,790	255
	Luxin Venture Capital Group Co. Ltd. Class A	79,800	255
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	36,900	254
[1]	Central China Securities Co. Ltd. Class H	1,047,230	254
	FSPG Hi-Tech Co. Ltd. Class A	82,700	254
*	Mloptic Corp. Class A	3,638	254
	Jiangsu Leadmicro Nano Technology Co. Ltd. Class A	21,677	254
	Hubei Energy Group Co. Ltd. Class A	354,400	253
	Jiangsu King's Luck Brewery JSC Ltd. Class A	62,927	253
	Ningxia Western Venture Industrial Co. Ltd. Class A	367,100	253
	China National Accord Medicines Corp. Ltd. Class B	142,170	252
	Hisense Visual Technology Co. Ltd. Class A	67,200	252
	Beijing Teamsun Technology Co. Ltd. Class A	77,400	251
	Livzon Pharmaceutical Group Inc. Class A	52,281	250
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	24,300	250
	Hangzhou Zhongheng Electric Co. Ltd. Class A	41,500	250
	Shenzhen SC New Energy Technology Corp. Class A	18,200	250
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	74,900	250
	Linktel Technologies Co. Ltd. Class A	7,200	250
	Beijing Tricolor Technology Co. Ltd. Class A	12,000	250
*	Seazen Holdings Co. Ltd. Class A	114,800	249
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	24,846	249
	Jiangsu Hoperun Software Co. Ltd. Class A	37,200	248

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,2	CanSino Biologics Inc. Class H	65,600	248
	Huaibei Mining Holdings Co. Ltd. Class A	114,500	248
	Jiangxi Jovo Energy Co. Ltd. Class A	37,000	248
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	237,432	248
*	Sohu.com Ltd. ADR	16,045	247
	Jiangsu Yoke Technology Co. Ltd. Class A	19,600	246
	Pharmaron Beijing Co. Ltd. Class A	57,019	246
	Ningbo Zhenyu Technology Co. Ltd. Class A	7,560	246
	Jiangsu Expressway Co. Ltd. Class A	136,000	245
	Beijing Dabeinong Technology Group Co. Ltd. Class A	429,400	245
	Bank of Changsha Co. Ltd. Class A	167,800	245
	Western Superconducting Technologies Co. Ltd. Class A	25,721	245
*	Shanghai Junshi Biosciences Co. Ltd. Class A	41,430	245
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	336,100	245
	Health & Happiness H&H International Holdings Ltd.	133,236	244
[1,2]	Maoyan Entertainment	318,800	244
	Bestsun Energy Co. Ltd. Class A	407,400	243
	Yuexiu Transport Infrastructure Ltd.	476,000	242
	Beijing Yanjing Brewery Co. Ltd. Class A	124,200	242
	Shanghai Environment Group Co. Ltd. Class A	201,840	242
	Hangzhou GreatStar Industrial Co. Ltd.	48,000	241
	Guanghui Energy Co. Ltd. Class A	243,700	241
*	Geo-Jade Petroleum Corp. Class A	352,500	241
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	84,700	240
*	Shenzhen Minglida Precision Technology Co. Ltd. Class A	71,100	240
*	Sichuan Hongda Co. Ltd. Class A	89,800	240
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	97,300	239
	Sichuan EM Technology Co. Ltd. Class A	41,300	239
	POCO Holding Co. Ltd. Class A	16,700	239
	Hubei Zhenhua Chemical Co. Ltd. Class A	46,100	239
	Qingdao Rural Commercial Bank Corp. Class A	534,900	238
	Beijing Gehua CATV Network Co. Ltd. Class A	203,200	238
*	Yonyou Network Technology Co. Ltd. Class A	137,925	237
	Shandong Sun Paper Industry JSC Ltd. Class A	109,700	237
	Nanjing Hanrui Cobalt Co. Ltd. Class A	33,300	237
	Changchun High-Tech Industry Group Co. Ltd. Class A	18,846	235
	Canny Elevator Co. Ltd. Class A	259,700	235
	Sai Micro Electronics Inc. Class A	34,800	235
	BBMG Corp. Class A	963,700	235
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	21,405	235
	Huaming Power Equipment Co. Ltd. Class A	65,400	235
	Leyard Optoelectronic Co. Ltd. Class A	250,100	234
	Guangdong Provincial Expressway Development Co. Ltd. Class A	127,000	234
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	25,800	234
	Shanghai RAAS Blood Products Co. Ltd. Class A	285,500	233
	Shenzhen Goodix Technology Co. Ltd. Class A	24,300	232
	Hisense Home Appliances Group Co. Ltd. Class A	65,700	232
	Moon Environment Technology Co. Ltd. Class A	63,180	232
	Zhejiang XCC Group Co. Ltd. Class A	23,600	232
*,2	BAIC Motor Corp. Ltd. Class H	1,296,900	231
	Gansu Shangfeng Cement Co. Ltd. Class A	112,600	231
[1]	Chervon Holdings Ltd.	110,900	231
	Jiang Su Suyan Jingshen Co. Ltd. Class A	145,100	231
	Sunresin New Materials Co. Ltd. Class A	24,525	230
	Harbin Hatou Investment Co. Ltd. Class A	256,200	230
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	63,900	230
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	129,500	230
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	149,250	229
*,3	Hopson Development Holdings Ltd.	678,016	229
	StarPower Semiconductor Ltd. Class A	15,020	229
	Ningbo Yunsheng Co. Ltd. Class A	117,000	229
	Central China Land Media Co. Ltd. Class A	116,300	229
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	14,994	229
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	221,170	228
	Ningbo Huaxiang Electronic Co. Ltd. Class A	59,600	228
*	Flat Glass Group Co. Ltd. Class A	114,895	228
	Imeik Technology Development Co. Ltd. Class A	13,520	228
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	78,800	227
	Juneyao Airlines Co. Ltd. Class A	135,100	226
	Cathay Biotech Inc. Class A	32,064	226

Total World Stock Index Fund
		Shares	Market Value• ($000)
	XTC New Energy Materials Xiamen Co. Ltd. Class A	18,609	226
*	CITIC Metal Co. Ltd. Class A	111,100	226
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	170,271	225
	Xiamen C & D Inc. Class A	161,800	225
*	Hubei Century Network Technology Co. Ltd. Class A	138,900	225
	Shenzhen Huaqiang Industry Co. Ltd. Class A	41,200	224
	China Great Wall Securities Co. Ltd. Class A	171,200	224
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	17,800	224
	Changjiang Publishing & Media Co. Ltd. Class A	177,800	224
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	220,500	224
	Essence Fastening Systems Shanghai Co. Ltd. Class A	8,700	224
	Sun Art Retail Group Ltd.	1,199,500	223
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	416,800	223
[1]	Zhongyu Energy Holdings Ltd.	639,000	223
	Bluestar Adisseo Co. Class A	114,500	223
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	31,545	223
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	38,419	222
	China Railway Hi-tech Industry Co. Ltd. Class A	194,000	222
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	65,800	221
*	3peak Inc. Class A	5,587	221
*	Hunan New Wellful Co. Ltd. Class A	268,300	221
	Sichuan Expressway Co. Ltd. Class H	292,000	220
*	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	173,201	220
*	Jiangsu Lopal Tech Group Co. Ltd. Class A	44,798	220
*	Guizhou Zhenhua E Chem Inc. Class A	90,552	220
	Shanxi Coal International Energy Group Co. Ltd. Class A	106,400	220
*	Pengxin International Mining Co. Ltd. Class A	181,800	220
	Mehow Innovative Ltd. Class A	55,860	220
	Swancor Advanced Materials Co. Ltd. Class A	12,459	220
[2]	Qingdao Port International Co. Ltd. Class H	224,000	219
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	47,800	219
	Hangzhou Cable Co. Ltd. Class A	52,700	219
	Laobaixing Pharmacy Chain JSC Class A	106,071	218
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	157,700	218
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	97,750	218
*	Pantum Technology Co. Ltd. Class A	77,500	218
	Bright Dairy & Food Co. Ltd. Class A	200,400	218
	SSY Group Ltd.	738,336	217
	First Tractor Co. Ltd. Class H	184,000	217
	LB Group Co. Ltd. Class A	87,600	217
*	Maanshan Iron & Steel Co. Ltd. Class A	382,200	217
	Angel Yeast Co. Ltd. Class A	39,500	217
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	101,800	217
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	50,450	216
*	Quzhou Xin'an Development Co. Ltd. Class A	323,300	216
	Zhejiang Dingli Machinery Co. Ltd. Class A	26,634	216
*	Tonze New Energy Technology Co. Ltd. Class A	38,500	216
	China Southern Power Grid Technology Co. Ltd. Class A	26,575	215
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	19,975	215
*	Hangzhou Iron & Steel Co. Class A	166,400	214
	Ningxia Building Materials Group Co. Ltd. Class A	113,000	214
	Jiangsu Leili Motor Co. Ltd. Class A	34,100	214
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	84,300	213
*	Nanfang Pump Industry Co. Ltd. Class A	299,930	213
	Beijing Roborock Technology Co. Ltd. Class A	12,502	213
	Leader Harmonious Drive Systems Co. Ltd. Class A	6,430	213
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	273,314	212
	Shede Spirits Co. Ltd. Class A	32,700	212
*	Lingyuan Iron & Steel Co. Ltd. Class A	665,300	212
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	25,492	212
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	162,100	212
	Mango Excellent Media Co. Ltd. Class A	74,026	211
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	49,200	211
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	159,400	211
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	111,200	211
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	219,500	211
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	336,300	210
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	136,400	210
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	117,800	210
	Guangdong Hongda Holdings Group Co. Ltd. Class A	39,300	210

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Belling Co. Ltd. Class A	49,800	210
	Beijing Haohua Energy Resource Co. Ltd. Class A	122,800	210
	Xinyi Energy Holdings Ltd.	1,372,200	209
	Tianshui Huatian Technology Co. Ltd. Class A	108,300	209
	Perfect World Co. Ltd. Class A	93,750	209
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	29,000	209
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	175,200	209
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	39,601	209
*	Shenzhen Investment Ltd.	1,975,953	208
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	139,400	208
*	Sinochem International Corp. Class A	309,300	208
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	60,933	207
*	Angang Steel Co. Ltd. Class H	1,100,800	207
	Ruijie Networks Co. Ltd. Class A	15,120	207
	Ginlong Technologies Co. Ltd. Class A	14,755	206
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	620,652	206
	Hebei Huatong Wires & Cables Group Co. Ltd. Class A	32,800	206
	Red Avenue New Materials Group Co. Ltd. Class A	25,900	205
*	J-Yuan Trust Co. Ltd. Class A	475,000	205
	Winall Hi-Tech Seed Co. Ltd. Class A	164,944	205
	Henan Mingtai Al Industrial Co. Ltd. Class A	78,498	205
	Dalian Bio-Chem Co. Ltd. Class A	61,500	205
*	Shanghai Feilo Acoustics Co. Ltd. Class A	203,300	205
	Visual China Group Co. Ltd. Class A	63,500	204
	Grinm Advanced Materials Co. Ltd. Class A	50,700	204
	HLA Group Corp. Ltd. Class A	210,100	204
*	Jushri Technologies Inc. Class A	31,900	204
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	71,630	203
*	Shenzhen Infogem Technologies Co. Ltd. Class A	36,900	203
	Oriental Pearl Group Co. Ltd. Class A	137,900	203
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	46,300	203
	Fujian Qingshan Paper Industry Co. Ltd. Class A	310,600	203
	Bestechnic Shanghai Co. Ltd. Class A	8,103	203
	Huangshan Novel Co. Ltd. Class A	124,000	203
	C&S Paper Co. Ltd. Class A	161,100	202
	Shinva Medical Instrument Co. Ltd. Class A	100,000	202
	Hydsoft Technology Co. Ltd. Class A	27,000	202
	Winning Health Technology Group Co. Ltd. Class A	158,600	201
	DHC Software Co. Ltd. Class A	165,769	201
*	Wuhan Jingce Electronic Group Co. Ltd. Class A	9,400	201
	Shandong Pharmaceutical Glass Co. Ltd. Class A	73,500	201
	Bestore Co. Ltd. Class A	123,600	201
	Neusoft Corp. Class A	154,200	201
	Beijing Sanyuan Foods Co. Ltd. Class A	225,400	201
	Qianjiang Water Resources Development Co. Ltd. Class A	149,700	201
	PAX Global Technology Ltd.	400,000	200
*	Hymson Laser Technology Group Co. Ltd. Class A	23,258	200
*	Forehope Electronic Ningbo Co. Ltd. Class A	27,534	200
	Shui On Land Ltd.	2,925,000	199
*	Greenland Holdings Corp. Ltd. Class A	862,700	199
	Zhejiang Changsheng Sliding Bearings Co. Ltd. Class A	19,200	199
*	Shanghai Longcheer Technology Co. Ltd.	36,700	199
*	Jiangsu HSC New Energy Materials Co. Ltd. Class A	12,337	199
	Guangxi Liugong Machinery Co. Ltd. Class A	139,200	198
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	41,200	198
	Jiangsu Xukuang Energy Co. Ltd. Class A	288,300	198
	Shandong New Beiyang Information Technology Co. Ltd. Class A	182,300	197
	Hesteel Co. Ltd. Class A	577,400	197
*	BOE HC SemiTek Corp.	109,900	196
*	Tsinghua Tongfang Co. Ltd. Class A	166,700	196
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	27,400	196
*	China National Software & Service Co. Ltd. Class A	35,100	195
*	Trina Solar Co. Ltd. Class A	76,264	195
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	13,680	195
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	159,000	195
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	97,200	194
*,3	Wingtech Technology Co. Ltd. Class A	47,000	194
	Beijing Tiantan Biological Products Corp. Ltd. Class A	92,680	194
	China Wafer Level CSP Co. Ltd. Class A	42,300	194
	Shenzhen Agricultural Power Group Co. Ltd. Class A	178,700	193

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Sichuan Expressway Co. Ltd. Class A	215,200	193
*,2	Bairong Inc.	215,000	193
	Espressif Systems Shanghai Co. Ltd. Class A	7,590	193
	An Hui Wenergy Co. Ltd. Class A	162,200	192
	Xiamen Intretech Inc. Class A	67,800	192
	Shanghai AtHub Co. Ltd. Class A	35,250	192
	Hoshine Silicon Industry Co. Ltd. Class A	29,300	192
	China Resources Jiangzhong Pharmaceutical Co. Ltd. Class A	54,700	192
	Anhui Yingjia Distillery Co. Ltd. Class A	34,500	192
	CIMC Vehicles Group Co. Ltd. Class A	146,400	192
	All Winner Technology Co. Ltd. Class A	36,160	191
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	121,400	191
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	22,100	191
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	8,397	191
	Shanghai Huafon Aluminium Corp. Class A	70,200	191
	Wellhope Foods Co. Ltd. Class A	185,300	190
	Jiangsu Financial Leasing Co. Ltd. Class A	187,700	190
	Suzhou Veichi Electric Co. Ltd. Class A	18,861	190
	Wuhan DR Laser Technology Corp. Ltd. Class A	12,288	189
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	64,100	189
	Shenzhen Invt Electric Co. Ltd. Class A	164,700	189
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	49,600	189
	NetDragon Websoft Holdings Ltd.	170,000	188
*	JA Solar Technology Co. Ltd. Class A	117,899	188
	Chongqing Brewery Co. Ltd. Class A	23,300	188
	Kehua Data Co. Ltd. Class A	20,800	188
	Huangshan Tourism Development Co. Ltd. Class A	107,900	188
	Tong Ren Tang Technologies Co. Ltd. Class H	380,000	187
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	73,000	187
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	276,500	187
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	148,100	187
	Joinn Laboratories China Co. Ltd. Class A	32,625	187
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	24,648	187
[2]	Joinn Laboratories China Co. Ltd. Class H	67,643	187
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	172,400	187
	Xiamen Amoytop Biotech Co. Ltd. Class A	21,963	187
	Shanghai Highly Group Co. Ltd. Class A	70,900	187
[1,2]	Asiainfo Technologies Ltd.	258,800	186
	China Shineway Pharmaceutical Group Ltd.	150,000	186
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	376,400	186
	Western Securities Co. Ltd. Class A	176,322	186
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	10,200	186
	Arcplus Group plc Class A	61,600	186
*	OFILM Group Co. Ltd. Class A	144,400	185
*	TianShan Material Co. Ltd. Class A	271,800	185
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	77,340	185
	Jiangxi Ganyue Expressway Co. Ltd. Class A	284,900	185
	Kaishan Group Co. Ltd. Class A	40,700	184
*	Shanghai DZH Ltd. Class A	121,900	184
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	103,400	184
	Ming Yang Smart Energy Group Ltd. Class A	78,400	183
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	30,800	183
	CECEP Wind-Power Corp. Class A	293,280	183
	Suzhou Nanomicro Technology Co. Ltd. Class A	38,226	183
	Zhejiang Zhongjian Technology Co. Ltd. Class A	15,500	183
	Ningbo TIP Rubber Technology Co. Ltd. Class A	12,200	183
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	44,900	182
	Jiangsu Guoxin Corp. Ltd. Class A	162,800	182
	Anhui Heli Co. Ltd. Class A	68,800	182
*	Tangrenshen Group Co. Ltd. Class A	296,047	181
	Xinfengming Group Co. Ltd. Class A	66,400	181
	Zhende Medical Co. Ltd. Class A	13,400	181
*	COL Group Co. Ltd. Class A	42,700	181
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	74,800	181
	ZhongYeDa Electric Co. Ltd. Class A	121,500	181
	CECEP Solar Energy Co. Ltd. Class A	245,590	180
	China Resources Medical Holdings Co. Ltd.	492,590	180
	Autohome Inc. Class A	38,644	180
*	Suzhou Jinfu Technology Co. Ltd. Class A	188,900	180
	Anhui XDLK Microsystem Corp. Ltd. Class A	24,163	180

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,2	Ocumension Therapeutics	188,000	179
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	36,300	179
	Sunstone Development Co. Ltd. Class A	48,800	179
	Zhuhai CosMX Battery Co. Ltd. Class A	73,025	179
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	149,700	179
	Hualan Biological Engineering Inc. Class A	84,275	178
	Valiant Co. Ltd. Class A	73,100	178
	Jinhui Liquor Co. Ltd. Class A	68,500	178
	Servyou Software Group Co. Ltd. Class A	21,800	178
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	13,744	178
	Zhejiang Dongri Class A	27,200	178
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	126,500	177
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	140,500	177
[1]	Tianli International Holdings Ltd.	840,000	176
	Goke Microelectronics Co. Ltd. Class A	6,700	176
*	Shenyang Machine Tool Co. Ltd. Class A	194,400	176
	Hunan Valin Steel Co. Ltd. Class A	257,000	175
	CSG Holding Co. Ltd. Class B	936,406	175
	Liaoning Port Co. Ltd. Class A	729,600	175
*	Hainan Meilan International Airport Co. Ltd. Class H	223,000	175
	Dongguan Yiheda Automation Co. Ltd. Class A	42,000	175
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	97,337	175
*	AVIC Chengdu UAS Co. Ltd. Class A	25,988	175
	Easy Click Worldwide Network Technology Co. Ltd. Class A	35,620	175
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	55,371	174
	Hand Enterprise Solutions Co. Ltd. Class A	59,500	174
	Autel Intelligent Technology Corp. Ltd. Class A	34,855	174
	Sineng Electric Co. Ltd. Class A	31,220	174
	Giantec Semiconductor Corp. Class A	9,517	174
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	70,300	174
	Beijing Sinnet Technology Co. Ltd. Class A	73,800	173
	Guangzhou Baiyun International Airport Co. Ltd. Class A	135,200	173
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	107,356	173
	Fortior Technology Shenzhen Co. Ltd. Class A	5,943	173
	Jiangsu Lihua Foods Group Co. Ltd.	51,800	172
	Jinyu Bio-Technology Co. Ltd. Class A	80,300	172
	Fangda Special Steel Technology Co. Ltd. Class A	201,100	172
	Keda Industrial Group Co. Ltd. Class A	60,600	172
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	247,900	171
*	Yanlord Land Group Ltd.	312,100	171
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	138,200	171
	Ming Yuan Cloud Group Holdings Ltd.	636,000	171
	Bank of Chongqing Co. Ltd. Class A	111,651	171
	China National Gold Group Gold Jewellery Co. Ltd. Class A	130,300	171
*	DingDong Cayman Ltd. ADR	66,118	171
	Sany Renewable Energy Co. Ltd. Class A	46,897	171
*	North Industries Group Red Arrow Co. Ltd. Class A	65,700	170
	Qingdao TGOOD Electric Co. Ltd. Class A	39,200	170
	Offshore Oil Engineering Co. Ltd. Class A	170,900	170
	Hanwei Electronics Group Corp. Class A	26,800	170
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	5,829	170
*	AECC Aero Science & Technology Co. Ltd. Class A	31,100	170
*	Chengdu Sino Microelectronics Technology Co. Ltd. Class A	30,631	170
	LexinFintech Holdings Ltd. ADR	80,306	169
	Shenzhen Das Intellitech Co. Ltd. Class A	397,300	169
	Zhejiang Medicine Co. Ltd. Class A	79,000	169
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	90,000	169
	Central China Securities Co. Ltd. Class A	282,700	169
[2]	Medlive Technology Co. Ltd.	152,500	169
	Quectel Wireless Solutions Co. Ltd. Class A	15,751	168
	Skshu Paint Co. Ltd. Class A	26,824	168
	Newland Digital Technology Co. Ltd. Class A	57,499	168
*	Youdao Inc. ADR	14,330	168
	Shenzhen Changhong Technology Co. Ltd. Class A	64,800	168
*	Ningbo Shanshan Co. Ltd. Class A	68,800	168
	Henan Liliang Diamond Co. Ltd. Class A	21,120	168
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	225,700	168
	Bank of Xi'an Co. Ltd. Class A	311,700	168
*	Jishi Media Co. Ltd. Class A	394,100	168
	Beijing Easpring Material Technology Co. Ltd. Class A	17,900	167

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Eastern Communications Co. Ltd. Class A	68,400	167
	GCL Energy Technology Co. Ltd. Class A	63,900	167
	Semitronix Corp. Class A	13,600	167
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	32,800	167
	Beijing Shiji Information Technology Co. Ltd. Class A	111,723	166
	SooChow Securities Co. Ltd. Class A	140,608	166
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	18,882	166
	Suzhou Secote Precision Electronic Co. Ltd. Class A	20,860	166
	SPIC Industry-Finance Holdings Co. Ltd. Class A	189,900	165
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	35,400	165
	Beijing GeoEnviron Engineering & Technology Inc. Class A	76,908	165
*	Xiangcai Co. Ltd. Class A	126,300	165
	Jiangxi Ganneng Co. Ltd. Class A	90,200	165
	China Oriental Group Co. Ltd.	996,000	164
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	141,000	164
	Chongqing Chuanyi Automation Co. Ltd. Class A	57,200	164
	Shanghai Awinic Technology Co. Ltd. Class A	16,443	164
	Chengdu Hi-tech Development Co. Ltd. Class A	16,900	164
	Zhejiang Orient Holdings Group Co. Ltd. Class A	198,130	163
	BrightGene Bio-Medical Technology Co. Ltd. Class A	17,564	163
	Tibet Mineral Development Co. Ltd. Class A	28,600	163
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	14,817	163
	Northking Information Technology Co. Ltd. Class A	74,200	163
	Hangzhou Shunwang Technology Co. Ltd. Class A	43,600	162
*	Risen Energy Co. Ltd. Class A	62,100	162
	Electric Connector Technology Co. Ltd. Class A	24,500	162
	Meihua Holdings Group Co. Ltd. Class A	111,623	162
	Willfar Information Technology Co. Ltd. Class A	29,405	162
	Changzheng Engineering Technology Co. Ltd. Class A	25,100	162
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	21,900	162
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	234,600	161
	Betta Pharmaceuticals Co. Ltd. Class A	21,100	161
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	369,600	161
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	9,864	161
*	C*Core Technology Co. Ltd. Class A	28,050	161
*	Farasis Energy Gan Zhou Co. Ltd. Class A	78,204	161
	Gansu Yasheng Industrial Group Co. Ltd. Class A	252,600	161
*	Guangdong Shaoneng Group Co. Ltd. Class A	165,700	160
	Lepu Medical Technology Beijing Co. Ltd. Class A	76,100	160
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	81,900	160
	Yili Chuanning Biotechnology Co. Ltd. Class A	108,900	160
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	62,200	159
	First Capital Securities Co. Ltd. Class A	141,900	159
	Shanghai Bright Meat Group Co. Ltd. Class A	184,200	159
	China Railway Signal & Communication Corp. Ltd. Class A	211,551	159
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	10,206	159
*	Shenzhen Forms Syntron Information Co. Ltd. CVR Class A	38,100	159
	Luolai Lifestyle Technology Co. Ltd. Class A	95,800	158
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	81,700	158
	New Guomai Digital Culture Co. Ltd. Class A	86,800	158
	MYS Group Co. Ltd. Class A	314,400	157
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	43,500	157
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	146,603	157
	INESA Intelligent Tech Inc. Class A	49,000	157
	Guangdong Mingyang Electric Co. Ltd. Class A	18,100	157
	Hangxiao Steel Structure Co. Ltd. Class A	350,900	156
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	65,500	156
	Guangdong Aofei Data Technology Co. Ltd. Class A	42,500	156
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	42,095	156
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	20,420	156
*	Henan Huanghe Whirlwind Co. Ltd. Class A	126,300	156
	Bethel Automotive Safety Systems Co. Ltd. Class A	22,960	155
	Shanghai Pudong Construction Co. Ltd. Class A	150,100	155
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	85,000	155
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	112,200	155
	Shuanglin Co. Ltd. Class A	36,820	155
	Xiamen Faratronic Co. Ltd. Class A	8,900	154
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	61,400	154
	Shenzhen Hopewind Electric Co. Ltd. Class A	23,900	154
	Huadian Heavy Industries Co. Ltd. Class A	118,300	154

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Sino GeoPhysical Co. Ltd. Class A	24,000	153
	Thunder Software Technology Co. Ltd. Class A	16,200	153
*	Greattown Holdings Ltd. Class A	220,800	153
*	Estun Automation Co. Ltd. Class A (XSEC)	47,400	152
	Jointo Energy Investment Co. Ltd. Hebei Class A	108,700	152
	GRG Banking Equipment Co. Ltd. Class A	88,897	152
*	Nuode New Materials Co. Ltd. Class A	95,990	152
*,1,2	Haichang Ocean Park Holdings Ltd.	2,740,000	152
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	27,797	151
	Luxi Chemical Group Co. Ltd. Class A	60,000	150
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	25,350	150
	Triumph Science & Technology Co. Ltd. Class A	65,600	150
	Guangdong Provincial Expressway Development Co. Ltd. Class B	129,300	149
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	74,500	149
	Jiangsu Cnano Technology Co. Ltd. Class A	23,558	149
	Qingdao Sentury Tire Co. Ltd. Class A	59,080	149
	Skyworth Digital Co. Ltd. Class A	79,300	148
*	Gaotu Techedu Inc. ADR	78,650	147
	AECC Aero-Engine Control Co. Ltd. Class A	48,400	147
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	264,800	147
*	Antong Holdings Co. Ltd. Class A	238,300	147
	Ningbo Yongxin Optics Co. Ltd. Class A	8,700	147
	Jiangsu Changbao Steeltube Co. Ltd. Class A	111,900	147
[2]	A-Living Smart City Services Co. Ltd. Class H	525,750	146
	Grandblue Environment Co. Ltd. Class A	31,200	146
	iRay Group Class A	8,705	146
*	Sanwei Holding Group Co. Ltd. Class A	88,600	146
	Hangzhou EZVIZ Network Co. Ltd. Class A	31,756	146
	Xiamen Port Development Co. Ltd. Class A	91,400	146
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	289,500	145
	Inner Mongolia Berun Chemical Co. Ltd. Class A	110,100	145
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	52,822	145
*	Sichuan Hexie Shuangma Co. Ltd. Class A	37,000	145
	Shanghai Zhonggu Logistics Co. Ltd. Class A	91,464	145
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	11,700	145
	Jiangsu Pacific Quartz Co. Ltd.Class A	17,850	145
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	252,670	145
*	BAIC Foton Motor Co. Ltd. Class A	280,300	145
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	143,033	144
	CNOOC Energy Technology & Services Ltd. Class A	221,900	144
	G-bits Network Technology Xiamen Co. Ltd. Class A	2,400	144
	Jiangsu Azure Corp. Class A	47,400	144
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	75,301	144
	Dongfang Electronics Co. Ltd. Class A	75,400	144
	Shenma Industry Co. Ltd. Class A	127,900	144
	K Wah International Holdings Ltd.	490,000	143
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	210,600	143
	AIMA Technology Group Co. Ltd. Class A	41,697	143
	Wuxi Paike New Materials Technology Co. Ltd. Class A	9,100	143
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	142,900	142
*	Siasun Robot & Automation Co. Ltd. Class A	64,400	142
	Shenzhen Expressway Corp. Ltd. Class A	106,900	142
*	Bestway Marine & Energy Technology Co. Ltd. Class A	118,400	142
	Anhui Guangxin Agrochemical Co. Ltd. Class A	65,240	142
*	Nanjing Tanker Corp. Class A	216,800	142
	Wushang Group Co. Ltd. Class A	114,800	141
	Xiamen International Airport Co. Ltd. Class A	59,800	141
	China Sports Industry Group Co. Ltd. Class A	81,200	141
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	55,320	140
*	Wuhan P&S Information Technology Co. Ltd. Class A	70,800	140
	Dongguan Development Holdings Co. Ltd. Class A	92,200	140
	Guodian Nanjing Automation Co. Ltd. Class A	63,660	140
	Oppein Home Group Inc. Class A	20,173	139
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	19,700	139
	Levima Advanced Materials Corp. Class A	39,400	139
*	Hangzhou Lion Microelectronics Co. Ltd. Class A	22,898	139
	Jiangsu Guomao Reducer Co. Ltd. Class A	60,300	139
	Shanghai Moons' Electric Co. Ltd. Class A	15,900	139
*	IRICO Display Devices Co. Ltd. Class A	117,500	139
*	InventisBio Co. Ltd. Class A	40,658	139

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Zhongmin Energy Co. Ltd. Class A	152,200	138
*	MGI Tech Co. Ltd. Class A	18,467	138
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	108,300	137
	Sino Biological Inc. Class A	13,097	137
*	Sinocelltech Group Ltd. Class A	22,616	137
	Heilongjiang Agriculture Co. Ltd. Class A	55,600	136
	Bank of Zhengzhou Co. Ltd. Class A	507,361	136
*	China Enterprise Co. Ltd. Class A	358,800	136
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	59,192	136
	Gansu Energy Chemical Co. Ltd. Class A	321,500	136
	Shengda Resources Co. Ltd. Class A	25,100	135
	Unilumin Group Co. Ltd. Class A	144,822	135
	Yankershop Food Co. Ltd. Class A	15,660	135
	Primarius Technologies Co. Ltd. Class A	27,017	135
	Sichuan Yahua Industrial Group Co. Ltd. Class A	29,700	134
	Shandong Hi-speed Co. Ltd. Class A	85,500	134
	Dazhong Transportation Group Co. Ltd. Class A	201,900	134
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	17,300	134
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	92,600	134
	MotoMotion China Corp. Class A	14,700	134
	People.cn Co. Ltd. Class A	47,600	133
	Shanghai M&G Stationery Inc. Class A	36,900	133
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	40,600	133
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	36,700	133
*	Baimtec Material Co. Ltd. Class A	15,841	133
	Zhejiang Zhaolong Interconnect Technology Co. Ltd. Class A	17,160	133
*	Hytera Communications Corp. Ltd. Class A	90,200	132
	Sinoma International Engineering Co. Class A	96,700	132
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	167,000	132
*	Hybio Pharmaceutical Co. Ltd. Class A	43,100	132
*	ApicHope Pharmaceutical Group Co. Ltd.	21,700	132
*	Qi An Xin Technology Group Inc. Class A	29,697	132
*	SanFeng Intelligent Equipment Group Co. Ltd. Class A	131,200	132
	Bloomage Biotechnology Corp. Ltd. Class A	21,694	131
	OPT Machine Vision Tech Co. Ltd. Class A	8,144	131
	Guangzhou Port Co. Ltd. Class A	276,000	131
*	Shenzhen Mason Technologies Co. Ltd. Class A	60,900	131
	Opple Lighting Co. Ltd. Class A	43,600	130
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	33,700	130
*	Jiangxi Special Electric Motor Co. Ltd. Class A	54,900	130
	Fujian Dongbai Group Co. Ltd. Class A	78,100	130
*,2	JS Global Lifestyle Co. Ltd.	589,000	129
	BBMG Corp. Class H	1,331,000	129
	SPIC Green Energy Co. Ltd. Class A	135,100	129
	Shenzhen Aisidi Co. Ltd. Class A	63,700	129
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	95,414	129
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	34,500	129
	Xianhe Co. Ltd. Class A	39,900	129
	Shanxi Coking Co. Ltd. Class A	205,090	129
	Jiayou International Logistics Co. Ltd. Class A	69,300	129
	Winner Medical Co. Ltd. Class A	27,900	128
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	15,774	128
*	Hefei Chipmore Technology Co. Ltd. Class A	66,913	128
	Shenzhen Sunlord Electronics Co. Ltd. Class A	25,500	127
*	Tibet Tianlu Co. Ltd. Class A	92,100	127
	Beijing Dahao Technology Corp. Ltd. Class A	52,800	127
	Jade Bird Integrated Technologies Co. Ltd. Class A	71,388	127
	Ferrotec Anhui Technology Development Co. Ltd. Class A (XSEC)	20,000	127
	China CAMC Engineering Co. Ltd. Class A	84,700	126
	Jizhong Energy Resources Co. Ltd. Class A	152,500	126
	Ningbo Zhoushan Port Co. Ltd. Class A	231,400	126
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	162,200	126
[2]	Zhou Hei Ya International Holdings Co. Ltd.	672,500	126
	State Grid Yingda Co. Ltd. Class A	144,300	126
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	22,249	126
	Amoy Diagnostics Co. Ltd. Class A	42,200	125
	Lao Feng Xiang Co. Ltd. Class A	21,700	125
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	16,600	125
	Sichuan Development Lomon Co. Ltd. Class A	77,900	125
	Youngy Co. Ltd. Class A	7,800	125

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	20,800	125
*	Porton Pharma Solutions Ltd. Class A	39,997	125
*	Zhewen Interactive Group Co. Ltd. Class A	84,600	125
*	SPIC Hydropower Co. Ltd. Class A	55,600	125
	China Zhenhua Group Science & Technology Co. Ltd. Class A	19,800	124
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	122,800	124
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	155,740	124
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	8,900	124
	Guangzhou Development Group Inc. Class A	118,600	124
	Tianneng Battery Group Co. Ltd. Class A	27,768	124
*	Transwarp Technology Shanghai Co. Ltd. Class A	6,399	124
	Weifu High-Technology Group Co. Ltd. Class B	70,000	123
	China World Trade Center Co. Ltd. Class A	39,900	123
	Digital China Group Co. Ltd. Class A	22,200	123
	Transfar Zhilian Co. Ltd. Class A	143,400	123
	Xiamen Xiangyu Co. Ltd. Class A	116,103	123
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	9,400	123
	Tibet Urban Development & Investment Co. Ltd. Class A	30,600	123
*	Guosheng Securities Inc. Class A	65,600	122
	IReader Technology Co. Ltd. Class A	33,200	122
	Xi'an Bright Laser Technologies Co. Ltd. Class A	9,479	122
	Fujian Funeng Co. Ltd. Class A	82,244	121
	Keboda Technology Co. Ltd. Class A	15,297	121
	Guangxi Guiguan Electric Power Co. Ltd. Class A	81,800	121
	Hengbao Co. Ltd. Class A	57,700	121
	Innovation New Material Technology Co. Ltd. Class A	183,300	121
	China TransInfo Technology Co. Ltd. Class A	91,100	120
*	Digital China Information Service Co. Ltd. Class A	59,300	120
	Beijing United Information Technology Co. Ltd. Class A	30,196	120
	Chengdu CORPRO Technology Co. Ltd. Class A	41,800	120
*	Henan Yuneng Holdings Co. Ltd. Class A	53,600	120
*	Guangdong DFP New Material Group Co. Ltd.	180,000	120
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	43,000	120
*	NavInfo Co. Ltd. Class A	89,500	119
	Jason Furniture Hangzhou Co. Ltd. Class A	27,880	119
	Chengdu Leejun Industrial Co. Ltd. Class A	84,700	119
*	Ruyi Film Holding Co. Ltd. Class A	80,000	119
*,1	Fenbi Ltd.	1,081,000	119
	NYOCOR Co. Ltd. Class A	103,900	119
	Shenzhen Bluetrum Technology Co. Ltd. Class A	7,161	119
	Chengdu Xingrong Environment Co. Ltd. Class A	116,800	118
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	190,700	118
	Shanghai Vital Microtech Co. Ltd. Class A	29,128	118
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	121,900	118
	Weifu High-Technology Group Co. Ltd. Class A	40,800	117
*,3	Liuzhou Iron & Steel Co. Ltd. Class A	175,200	117
	Wuxi Taiji Industry Ltd. Co. Class A	82,500	117
	Shanghai Chinafortune Co. Ltd. Class A	56,500	117
	Wuxi Autowell Technology Co. Ltd. Class A	9,749	117
*	Jiangsu General Science Technology Co. Ltd. Class A	171,500	117
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	56,271	116
*	Offcn Education Technology Co. Ltd. Class A	297,600	116
	Luoniushan Co. Ltd. Class A	120,110	116
	STO Express Co. Ltd. Class A	48,400	116
	Tayho Advanced Materials Group Co. Ltd. Class A	70,000	116
	Wuchan Zhongda Group Co. Ltd. Class A	154,600	116
*	Hainan Haide Capital Management Co. Ltd. Class A	119,045	116
*	Gosuncn Technology Group Co. Ltd. Class A	143,400	116
	Nanjing Pharmaceutical Group Co. Ltd. Class A	149,700	116
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	445,600	116
	BBMG Jidong Cement Group Co. Ltd. Class A	182,800	115
	Zhongshan Public Utilities Group Co. Ltd. Class A	66,700	115
*	Merit Interactive Co. Ltd. Class A	26,800	115
*	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	15,542	115
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	110,989	115
	Digiwin Co. Ltd.	20,100	115
*,3	Jihua Group Corp. Ltd. Class A	268,300	115
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	21,000	115
*	Sansteel Minguang Co. Ltd. Fujian Class A	226,000	114
	Sino-Platinum Metals Co. Ltd. Class A	38,532	114

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	34,176	114
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	68,700	114
	By-health Co. Ltd. Class A	73,300	113
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	40,600	113
*	GCL System Integration Technology Co. Ltd. Class A	181,900	113
	Jinlei Technology Co. Ltd. Class A	25,300	113
	Jack Technology Co. Ltd. Class A	19,500	113
	Jiangxi Hongcheng Environment Co. Ltd. Class A	75,300	113
	China Yongda Automobiles Services Holdings Ltd.	861,000	112
*,3	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	239,600	112
	Shenzhen Senior Technology Material Co. Ltd. Class A	46,113	112
	Sinosoft Co. Ltd. Class A	46,232	112
	Huali Industrial Group Co. Ltd. Class A	20,079	112
	Kunshan Dongwei Technology Co. Ltd. Class A	12,502	112
*	Zhejiang Yongtai Technology Co. Ltd. Class A	30,900	111
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	95,689	111
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	44,500	111
	Chinalin Securities Co. Ltd. Class A	48,700	111
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	76,840	111
*	Jianshe Industry Group Yunnan Co. Ltd. Class A	33,500	111
	Shanghai Beite Technology Co. Ltd. Class A	16,300	111
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	403,700	110
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	46,400	110
	Henan Zhongyuan Expressway Co. Ltd. Class A	186,600	110
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	34,965	110
	Ningbo Xusheng Group Co. Ltd. Class A	48,438	110
	Citic Offshore Helicopter Co. Ltd. Class A	42,500	110
*	Greatoo Intelligent Equipment Inc. Class A	131,600	110
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	88,500	110
	Rizhao Port Co. Ltd. Class A	254,400	110
	Titan Wind Energy Suzhou Co. Ltd. Class A	61,500	109
	China South Publishing & Media Group Co. Ltd. Class A	65,600	109
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	117,500	109
	Sichuan Jiuzhou Electric Co. Ltd. Class A	58,300	109
	Black Peony Group Co. Ltd. Class A	67,000	109
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	21,427	109
	Jinghua Pharmaceutical Group Co. Ltd. Class A	98,800	109
	Wuxi Rural Commercial Bank Co. Ltd. Class A	130,400	109
*	Vanchip Tianjin Technology Co. Ltd. Class A	23,217	109
	Keli Sensing Technology Ningbo Co. Ltd. Class A	13,200	109
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	10,600	109
	5I5J Holding Group Co. Ltd. Class A	248,654	108
*,1	Yeahka Ltd.	135,200	108
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	41,200	108
	Anhui Expressway Co. Ltd. Class A	47,200	108
	China Tianying Inc. Class A	112,100	107
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	42,800	107
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	238,800	107
	Fangda Carbon New Material Co. Ltd. Class A	128,935	107
*	Beijing Relpow Technology Co. Ltd. Class A	25,500	107
	Xiamen Bank Co. Ltd. Class A	94,700	107
	Ningbo Boway Alloy Material Co. Ltd. Class A	41,500	107
*	Anyang Iron & Steel Inc. Class A	348,700	107
*,3	Doushen Beijing Education & Technology Inc. Class A	141,500	106
*	Bohai Leasing Co. Ltd. Class A	154,100	106
	China Merchants Property Operation & Service Co. Ltd. Class A	70,330	106
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	8,941	106
	Fujian Expressway Development Co. Ltd. Class A	198,000	106
*	Vantone Neo Development Group Co. Ltd. Class A	64,100	106
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	59,110	105
	Sealand Securities Co. Ltd. Class A	182,770	105
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	32,000	105
*	BGI Genomics Co. Ltd. Class A	17,900	105
*	Beijing Global Safety Technology Co. Ltd. Class A	32,700	105
	Bank of Qingdao Co. Ltd. Class A	118,500	105
	Sonoscape Medical Corp. Class A	29,000	104
	China Lilang Ltd.	213,000	104
	Beijing Ultrapower Software Co. Ltd. Class A	72,800	104
*	Angang Steel Co. Ltd. Class A	308,400	104
*	Tinergy Chemical Co. Ltd. Class A	154,425	104

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu Guotai International Group Co. Ltd. Class A	78,800	104
*	HyUnion Holding Co. Ltd. Class A	97,200	104
	Chow Tai Seng Jewellery Co. Ltd. Class A	53,400	104
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	33,300	104
	Shandong Bohui Paper Industrial Co. Ltd. Class A	112,100	104
	Zhuhai Port Co. Ltd. Class A	136,800	104
	Hunan Zhongke Electric Co. Ltd. Class A	33,600	104
	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	115,064	104
*	Huaihe Energy Group Co. Ltd. Class A	195,800	104
	Baoji Titanium Industry Co. Ltd. Class A	21,028	103
	Shanghai Datun Energy Resources Co. Ltd. Class A	50,500	103
	Autobio Diagnostics Co. Ltd. Class A	20,815	102
	Zhejiang Supor Co. Ltd. Class A	14,795	102
	DBG Technology Co. Ltd. Class A	33,200	102
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	37,100	102
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	6,783	102
*	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	6,000	102
*	Fujian Snowman Group Co. Ltd. Class A	39,200	102
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	32,498	102
*	Shandong Iron & Steel Co. Ltd. Class A	483,900	102
	Shanghai SMI Holding Co. Ltd. Class A	162,900	102
	BOE Varitronix Ltd.	184,527	101
	Zhefu Holding Group Co. Ltd. Class A	130,600	101
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	9,878	101
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	82,800	101
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	49,800	101
	China Railway Materials Co. Ltd. Class A	244,900	101
*	Nsing Technologies Inc. Class A	29,700	101
*,1	HealthyWay Inc.	193,500	101
	Shanghai Bailian Group Co. Ltd. Class B	193,500	100
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	37,000	100
	Aotecar New Energy Technology Co. Ltd. Class A	234,200	100
*	GoodWe Technologies Co. Ltd. Class A	6,307	100
	Guizhou Chanhen Chemical Corp. Class A	18,600	100
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	112,400	100
	Liaoning Energy Industry Co. Ltd. Class A	170,700	100
*,1	Qunabox Group Ltd.	52,121	100
	Zhejiang Wanma Co. Ltd. Class A	52,100	99
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	38,500	99
	Lakala Payment Co. Ltd. Class A	25,100	99
	Era Co. Ltd. Class A	158,700	99
	TangShan Port Group Co. Ltd. Class A	145,900	99
	Arcsoft Corp. Ltd. Class A	15,815	99
	Jingjin Equipment Inc. Class A	35,880	99
	Xinjiang Joinworld Co. Ltd. Class A	78,200	99
	Shenzhen Noposin Crop Science Co. Ltd. Class A	62,000	99
*	Fujian Kuncai Material Technology Co. Ltd. Class A	20,020	99
	Arctech Solar Holding Co. Ltd. Class A	16,682	99
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	22,778	99
	Huada Automotive Technology Corp. Ltd. Class A	21,700	99
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	18,657	98
	Huangshan Tourism Development Co. Ltd. Class B	138,226	98
	IKD Co. Ltd. Class A	39,200	98
	Shandong WIT Dyne Health Co. Ltd. Class A	23,200	98
	Kailuan Energy Chemical Co. Ltd. Class A	113,300	98
*	Bio-Thera Solutions Ltd. Class A	32,280	98
	Maccura Biotechnology Co. Ltd. Class A	62,700	97
*	Alpha Group Class A	79,000	97
	Southwest Securities Co. Ltd. Class A	155,100	97
	Jiangsu ToLand Alloy Co. Ltd. Class A	16,900	97
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	59,400	97
*	Insigma Technology Co. Ltd. Class A	75,100	97
	Hainan Mining Co. Ltd. Class A	53,900	97
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	246,100	97
	Henan Lingrui Pharmaceutical Co. Class A	29,500	97
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	31,200	97
*	Bringspring Science & Technology Co. Ltd. Class A	41,600	97
*	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	21,700	96
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	27,157	96
*	Guangdong Topstar Technology Co. Ltd. Class A	22,300	96

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	11,020	96
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	56,280	96
	Foryou Corp. Class A	21,600	96
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	86,500	95
*	China Express Airlines Co. Ltd. Class A	81,473	95
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	79,000	95
	Lingyun Industrial Corp. Ltd. Class A	64,090	95
	Explosive Co. Ltd. Class A	59,500	95
	Apeloa Pharmaceutical Co. Ltd. Class A	35,000	94
	COFCO Capital Holdings Co. Ltd. Class A	62,300	94
	Wangfujing Group Co. Ltd. Class A	51,900	94
	Beyondsoft Corp. Class A	60,700	94
*	Shenzhen Baoming Technology Co. Ltd. Class A	12,200	94
*	Beijing BDStar Navigation Co. Ltd. Class A	15,400	93
	Xuji Electric Co. Ltd. Class A	25,200	93
	Shanxi Blue Flame Holding Co. Ltd. Class A	69,300	93
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	63,300	93
*	Shanghai STEP Electric Corp. Class A	48,900	93
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	41,500	93
	Anhui Kouzi Distillery Co. Ltd. Class A	26,300	92
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	48,200	92
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	127,300	92
	Shantui Construction Machinery Co. Ltd. Class A	52,700	92
	Shenzhen SED Industry Co. Ltd. Class A	36,000	92
	Sansure Biotech Inc. Class A	36,489	92
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	10,000	92
	XGD Inc. Class A	28,300	92
	Nanjing Cosmos Chemical Co. Ltd. Class A	44,800	92
	Xiamen ITG Group Corp. Ltd. Class A	100,000	91
*	Toly Bread Co. Ltd. Class A	125,000	91
	Zhejiang Meida Industrial Co. Ltd. Class A	77,500	91
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	32,600	91
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	12,635	91
	Xiamen King Long Motor Group Co. Ltd. Class A	39,700	91
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	27,400	90
*	Easyhome New Retail Group Co. Ltd.Class A	238,400	90
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	60,300	90
	China National Accord Medicines Corp. Ltd. Class A	24,700	89
*	Shenzhen Gongjin Electronics Co. Ltd. Class A	41,300	89
	Zhejiang Jingu Co. Ltd. Class A	48,800	89
	Eternal Asia Supply Chain Management Ltd. Class A	108,900	89
	Weihai Guangwei Composites Co. Ltd. Class A	18,304	89
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	21,200	89
*	Gemdale Corp. Class A	206,200	88
	Chengzhi Co. Ltd. Class A	47,400	88
	Beibuwan Port Co. Ltd. Class A	51,700	88
	PhiChem Corp. Class A	19,700	88
	China Automotive Engineering Research Institute Co. Ltd. Class A	37,000	88
*	Jinbei Automotive Co. Ltd. Class A	149,400	88
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	64,500	87
	Zhejiang Huace Film & Television Co. Ltd. Class A	67,900	87
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	49,790	87
	Jiangsu Linyang Energy Co. Ltd. Class A	97,800	87
*	Shenzhen Dynanonic Co. Ltd. Class A	8,184	87
*	Visionox Technology Inc. Class A	72,298	86
	Fujian Sunner Development Co. Ltd. Class A	31,200	85
	YGSOFT Inc. Class A	92,102	85
*	Business-intelligence of Oriental Nations Corp. Ltd. Class A	37,500	85
	Innuovo Technology Co. Ltd. Class A	62,800	85
	Shandong Publishing & Media Co. Ltd. Class A	77,700	85
	Shanghai Jahwa United Co. Ltd. Class A	28,900	85
	Guangdong Electric Power Development Co. Ltd. Class A	89,200	85
	Guangdong Dowstone Technology Co. Ltd. Class A	21,400	85
	China Kings Resources Group Co. Ltd. Class A	31,556	85
	FESCO Group Co. Ltd. Class A	36,500	85
	Shenzhen YHLO Biotech Co. Ltd. Class A	41,793	85
*	Sinopec Oilfield Service Corp. Class H	806,000	84
	Beijing Jetsen Technology Co. Ltd. Class A	102,600	84
	Fibocom Wireless Inc. Class A	25,398	84
	Changzhou Qianhong Biopharma Co. Ltd. Class A	81,300	84

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Beijing Wandong Medical Technology Co. Ltd. Class A	39,700	84
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	147,300	84
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	31,500	83
	Shanghai Pret Composites Co. Ltd. Class A	38,400	83
	Hainan Strait Shipping Co. Ltd. Class A	66,924	83
	Sinotruk Jinan Truck Co. Ltd. Class A	25,900	83
	Xinjiang Communications Construction Group Co. Ltd. Class A	40,900	83
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	23,400	83
*	INKON Life Technology Co. Ltd. Class A	49,900	83
	Hubei Yihua Chemical Industry Co. Ltd. Class A	33,400	83
*	Hesai Group ADR	3,663	83
*	Roshow Technology Co. Ltd. Class A	72,900	82
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	15,600	82
	Jiaze Renewables Co. Ltd.	98,900	82
	Huatu Cendes Co. Ltd. Class A	11,300	82
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A	74,600	82
	JSTI Group Class A	81,300	81
*	Shanxi Meijin Energy Co. Ltd. Class A	123,500	81
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	100,400	81
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	21,200	81
	Southern Publishing & Media Co. Ltd. Class A	44,000	81
	Jiangsu Shagang Co. Ltd. Class A	123,500	80
	Fujian Star-net Communication Co. Ltd. Class A	20,600	80
	Hangzhou Robam Appliances Co. Ltd. Class A	30,600	80
*	Tianma Microelectronics Co. Ltd. Class A	71,200	80
	Guangdong Advertising Group Co. Ltd. Class A	61,100	80
*	Zhejiang Narada Power Source Co. Ltd. Class A	60,800	79
*	Shenzhen Clou Electronics Co. Ltd. Class A	76,800	79
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	46,200	79
	Guotai Epoint Software Co. Ltd. Class A	24,469	79
	Shanghai Fortune Techgroup Co. Ltd. Class A	33,100	79
	Topchoice Medical Corp. Class A	12,598	78
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	39,800	78
*	Top Resource Energy Co. Ltd. Class A	92,000	78
*	Hainan Haiyao Co. Ltd. Class A	107,400	78
	DongFeng Automobile Co. Ltd. Class A	79,200	78
*	Venustech Group Inc. Class A	33,500	77
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	47,700	77
	Chongqing Water Group Co. Ltd. Class A	117,945	77
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	48,000	77
	Shandong Dongyue Silicone Material Co. Ltd. Class A	34,600	77
	Shenzhen Topband Co. Ltd. Class A	49,300	77
*,2	AInnovation Technology Group Co. Ltd. Class H	159,000	77
	Liaoning Chengda Biotechnology Co. Ltd. Class A	22,888	77
*	Chengdu Guoguang Electric Co. Ltd. Class A	6,445	77
*	EFORT Intelligent Robot Co. Ltd.	28,792	77
*,1	XXF Group Holdings Ltd.	687,500	77
*	Nanjing Les Information Technology Co. Ltd. Class A	9,316	77
	Guomai Technologies Inc. Class A	62,300	76
	CSG Smart Science&Technology Co. Ltd. Class A	46,400	76
	Shandong Dawn Polymer Co. Ltd. Class A	17,200	76
*	Beijing North Star Co. Ltd. Class A	257,800	76
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	49,700	75
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	72,300	75
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	27,200	75
	Northeast Securities Co. Ltd. Class A	58,700	75
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	46,100	75
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	44,400	75
*	Minmetals New Energy Materials Hunan Co. Ltd.	47,026	75
*	Guoguang Electric Co. Ltd. Class A	45,100	75
*	JinJian Cereals Industry Co. Ltd. Class A	75,000	75
	Guangdong Tapai Group Co. Ltd. Class A	59,300	74
	Beijing Strong Biotechnologies Inc. Class A	39,900	74
	Three Squirrels Inc. Class A	26,000	74
	CTS International Logistics Corp. Ltd. Class A	90,900	74
	Nanjing Gaoke Co. Ltd. Class A	63,000	74
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	28,800	74
	Renhe Pharmacy Co. Ltd. Class A	87,200	73
	Songcheng Performance Development Co. Ltd. Class A	64,640	73
	Shenzhen Yinghe Technology Co. Ltd. Class A	17,100	73

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Gas Corp. Ltd. Class A	71,700	73
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	11,560	73
	Yangling Metron New Material Inc. Class A	25,200	73
	Yonfer Agricultural Technology Co. Ltd. Class A	32,200	72
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	43,800	72
*	Oriental Energy Co. Ltd. Class A	61,400	72
	Chengdu Kanghua Biological Products Co. Ltd. Class A	8,600	72
*	Harbin Pharmaceutical Group Co. Ltd. Class A	137,700	72
*	China Aluminum International Engineering Corp. Ltd. Class A	77,600	71
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	17,800	71
	Yantai Eddie Precision Machinery Co. Ltd. Class A	20,860	71
	Pylon Technologies Co. Ltd. Class A	6,304	71
*	Genimous Technology Co. Ltd. Class A	64,200	70
*	Guangdong Goworld Co. Ltd. Class A	32,200	70
	Shanghai Tunnel Engineering Co. Ltd. Class A	79,800	70
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	24,780	70
	Hexing Electrical Co. Ltd. Class A	16,700	70
*	Beijing eGOVA Co. Ltd. Class A	35,592	70
	Norinco International Cooperation Ltd. Class A	37,300	70
	Tasly Pharmaceutical Group Co. Ltd. Class A	31,400	70
	Yantai China Pet Foods Co. Ltd. Class A	14,100	70
	INESA Intelligent Tech Inc. Class B	98,400	69
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	53,402	69
	Hualan Biological Bacterin Inc. Class A	24,200	69
	China Railway Special Cargo Logistics Co. Ltd. Class A	118,500	69
*	Sichuan Haite High-tech Co. Ltd. Class A	36,800	68
	Harbin Boshi Automation Co. Ltd. Class A	36,142	68
	Shanghai Yaoji Technology Co. Ltd. Class A	22,600	68
	Weaver Network Technology Co. Ltd. Class A	10,200	68
	Guangdong Construction Engineering Group Co. Ltd. Class A	123,800	68
	China Merchants Port Group Co. Ltd. Class A	20,700	67
	Zhejiang Runtu Co. Ltd. Class A	42,200	67
	Hefei Meiya Optoelectronic Technology Inc. Class A	26,260	67
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	201,900	67
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	36,540	67
*	Wonders Information Co. Ltd. Class A	78,300	67
	Wuxi NCE Power Co. Ltd. Class A	11,250	67
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	99,800	67
*	Shanghai Milkground Food Tech Co. Ltd. Class A	22,100	67
	Telling Telecommunication Holding Co. Ltd. Class A	38,600	66
	Focused Photonics Hangzhou Inc. Class A	33,100	66
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	71,400	66
	JiuGui Liquor Co. Ltd. Class A	10,500	66
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	79,633	66
	Longshine Technology Group Co. Ltd. Class A	32,400	65
	Xinhuanet Co. Ltd. Class A	22,100	65
*	Hiconics Eco-energy Technology Co. Ltd. Class A	68,500	65
	Shenzhen Desay Battery Technology Co. Class A	14,891	64
	Taiji Computer Corp. Ltd. Class A	25,119	64
	CSSC Science & Technology Co. Ltd. Class A	31,700	64
	Xinxiang Richful Lube Additive Co. Ltd. Class A	9,310	64
	Qingdao Gaoce Technology Co. Ltd. Class A	32,786	64
	Kidswant Children Products Co. Ltd. Class A	48,900	64
	MLS Co. Ltd. Class A	45,400	63
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	31,000	63
	Sichuan Swellfun Co. Ltd. Class A	13,300	63
*	Beijing Jingyuntong Technology Co. Ltd. Class A	108,400	63
	Windey Energy Technology Group Co. Ltd. Class A	26,300	63
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	70,800	63
*	CETC Chips Technology Inc. Class A	26,000	63
	Jiangsu Lianyungang Port Co. Ltd. Class A	89,300	63
	Gambol Pet Group Co. Ltd. Class A	7,800	63
	Xinyu Iron & Steel Co. Ltd. Class A	136,500	62
	Wuhu Token Science Co. Ltd. Class A	64,400	62
	Wasu Media Holding Co. Ltd. Class A	56,761	62
	Biem.L.Fdlkk Garment Co. Ltd. Class A	21,000	62
	Xi'an Triangle Defense Co. Ltd. Class A	14,100	62
	China CYTS Tours Holding Co. Ltd. Class A	46,800	62
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	20,400	62
	Zhuzhou Kibing Group Co. Ltd. Class A	67,200	62

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang HangKe Technology Inc. Co. Class A	13,287	62
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	79,300	61
	Shaanxi International Trust Co. Ltd. Class A	128,100	61
	Yotrio Group Co. Ltd. Class A	127,800	61
	CETC Cyberspace Security Technology Co. Ltd. Class A	26,500	61
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	40,100	61
	Guangzhou Zhiguang Electric Co. Ltd. Class A	31,400	61
	Xizang Zhufeng Resources Co. Ltd. Class A	15,000	61
	Sinofibers Technology Co. Ltd. Class A	11,200	61
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	75,500	61
	Caida Securities Co. Ltd. Class A	64,300	61
*	Huafu Fashion Co. Ltd. Class A	82,600	60
	Fuan Pharmaceutical Group Co. Ltd. Class A	99,300	60
*	China Fortune Land Development Co. Ltd. Class A	319,400	60
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	117,900	60
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	97,800	60
	Gaona Aero Material Co. Ltd. Class A	20,320	59
	Sanquan Food Co. Ltd. Class A	28,160	59
	Baowu Magnesium Technology Co. Ltd. Class A	25,620	59
	Shanghai Lingang Holdings Corp. Ltd. Class A	44,400	59
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	66,600	58
	Jafron Biomedical Co. Ltd. Class A	20,770	58
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	51,300	58
	KPC Pharmaceuticals Inc. Class A	41,500	58
*	RongFa Nuclear Equipment Co. Ltd. Class A	52,600	58
	Cangzhou Dahua Co. Ltd. Class A	20,800	58
*	Ourpalm Co. Ltd. Class A	77,300	57
	Suzhou Anjie Technology Co. Ltd. Class A	23,400	57
	Jiangling Motors Corp. Ltd. Class A	20,700	57
	Shenzhen Center Power Tech Co. Ltd. Class A	14,000	57
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	37,800	57
	Three's Co Future Technology Group Co. Ltd. Class A	8,265	57
*	Chengdu ALD Aviation Manufacturing Corp. Class A	9,900	57
	Guangdong Marubi Biotechnology Co. Ltd. Class A	15,600	57
*	Dongjiang Environmental Co. Ltd. Class A	86,300	56
	BTG Hotels Group Co. Ltd. Class A	24,600	56
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	8,200	56
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	54,470	56
*	TRS Information Technology Corp. Ltd. Class A	21,100	56
	Lianhe Chemical Technology Co. Ltd. Class A	22,800	55
	China West Construction Group Co. Ltd. Class A	67,200	55
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	44,900	55
	Tofflon Science & Technology Group Co. Ltd. Class A	28,400	55
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	45,300	55
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	30,400	55
	Focus Technology Co. Ltd. Class A	12,090	54
	Beijing SL Pharmaceutical Co. Ltd. Class A	55,500	53
	Wuxi Boton Technology Co. Ltd. Class A	15,600	53
	Sunward Intelligent Equipment Co. Ltd. Class A	36,600	53
*	Hangjin Technology Co. Ltd. Class A	23,800	53
	Yusys Technologies Co. Ltd. Class A	18,080	52
	Vats Liquor Chain Store Management JSC Ltd. Class A	25,800	52
	Shanghai Runda Medical Technology Co. Ltd. Class A	26,400	52
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	78,700	52
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	45,700	52
	Shenzhen Tagen Group Co. Ltd. Class A	99,100	51
	CSG Holding Co. Ltd. Class A	86,700	51
*	Hwa Create Co. Ltd. Class A	15,600	51
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	141,400	51
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	12,040	51
*	Xinjiang Xintai Natural Gas Co. Ltd. Class A	11,000	51
	Shanghai Liangxin Electrical Co. Ltd. Class A	29,770	51
	Fujian Boss Software Development Co. Ltd. Class A	34,700	51
	Micro-Tech Nanjing Co. Ltd. Class A	4,101	51
*	LianChuang Electronic Technology Co. Ltd. Class A	44,500	50
	Yifan Pharmaceutical Co. Ltd. Class A	30,300	50
	CETC Potevio Science&Technology Co. Ltd. Class A	13,400	50
*	Guangdong Golden Dragon Development Inc. Class A	32,500	50
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	27,300	50
*	Polaris Bay Group Co. Ltd. Class A	54,100	50

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Ovctek China Inc. Class A	23,797	50
*	CanSino Biologics Inc. Class A	5,480	50
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	78,300	50
	Yunnan Energy Investment Co. Ltd. Class A	29,500	50
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	13,000	49
*	Wondershare Technology Group Co. Ltd. Class A	5,174	49
	Chengdu Wintrue Holding Co. Ltd. Class A	21,900	49
*	Grandjoy Holdings Group Co. Ltd. Class A	107,100	48
	ORG Technology Co. Ltd. Class A	59,500	48
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	30,000	48
	Beijing Originwater Technology Co. Ltd. Class A	84,279	48
	Sinocare Inc. Class A	19,800	48
	Xiamen Kingdomway Group Co. Class A	21,600	48
	Jinneng Science&Technology Co. Ltd. Class A	49,200	48
	Edifier Technology Co. Ltd. Class A	29,474	48
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	105,100	48
*	Shanghai AJ Group Co. Ltd. Class A	67,600	48
	Chongqing Department Store Co. Ltd. Class A	15,300	48
*	Yibin Tianyuan Group Co. Ltd. Class A	46,394	48
	Shenzhen Heungkong Holding Co. Ltd. Class A	171,300	48
*	Beijing North Star Co. Ltd. Class H	442,000	47
	Joyoung Co. Ltd. Class A	29,337	47
*	China High Speed Railway Technology Co. Ltd. Class A	118,000	47
	Riyue Heavy Industry Co. Ltd. Class A	25,200	47
	Huafa Industrial Co. Ltd. Zhuhai Class A	93,200	47
*	Shandong Longda Meishi Co. Ltd. Class A	113,100	47
	Suning Universal Co. Ltd. Class A	142,700	46
	Sunflower Pharmaceutical Group Co. Ltd. Class A	22,500	46
*	Beijing Capital Development Co. Ltd. Class A	68,400	46
	City Development Environment Co. Ltd. Class A	22,100	46
	Ligao Foods Co. Ltd. Class A	10,500	46
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	39,130	46
*	Shanghai Anlogic Infotech Co. Ltd. Class A	9,264	46
*	Hongyuan Green Energy Co. Ltd. Class A	14,085	45
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	14,100	45
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	30,500	45
	China Science Publishing & Media Ltd. Class A	12,000	45
	Sichuan Injet Electric Co. Ltd. Class A	6,200	45
*	Montnets Cloud Technology Group Co. Ltd. Class A	31,300	44
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	57,300	44
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	19,900	44
	Hangzhou Dptech Technologies Co. Ltd. Class A	17,400	44
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	15,470	44
*	Zhuhai Zhumian Group Co. Ltd.	50,900	44
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	22,300	44
	Qinhuangdao Port Co. Ltd. Class A	86,400	44
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	21,498	43
	Luenmei Quantum Co. Ltd. Class A	43,800	43
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	10,300	43
	ZWSOFT Co. Ltd. Guangzhou Class A	5,174	43
*	China Reform Health Management & Services Group Co. Ltd. Class A	36,900	43
*	COFCO Biotechnology Co. Ltd. Class A	46,600	42
	Anhui Jinhe Industrial Co. Ltd. Class A	12,400	42
	Zhejiang Communications Technology Co. Ltd. Class A	73,640	42
	Shenzhen FRD Science & Technology Co. Ltd. Class A	8,000	42
	Hoymiles Power Electronics Inc. Class A	2,553	42
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	41,388	40
	Guangdong South New Media Co. Ltd. Class A	7,200	40
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	12,272	40
	Zhejiang Hailide New Material Co. Ltd. Class A	43,700	40
	Appotronics Corp. Ltd. Class A	18,165	40
	Hangzhou Sunrise Technology Co. Ltd. Class A	18,600	40
	Yabao Pharmaceutical Group Co. Ltd. Class A	38,900	40
*	Beijing Haixin Energy Technology Co. Ltd. Class A	58,600	39
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	30,100	39
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	18,700	39
	Guizhou Gas Group Corp. Ltd. Class A	41,100	39
	Camel Group Co. Ltd. Class A	26,910	39
*	Zotye Automobile Co. Ltd. Class A	105,700	39
*	Financial Street Holdings Co. Ltd. Class A	81,700	38

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	4,500	38
	Shenzhen Leaguer Co. Ltd. Class A	30,200	38
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	46,318	38
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	36,800	38
	Beijing Balance Medical Technology Co. Ltd. Class A	2,696	38
*	CGN Nuclear Technology Development Co. Ltd. Class A	32,400	37
	Sino Wealth Electronic Ltd. Class A	9,075	37
	Foran Energy Group Co. Ltd. Class A	20,538	37
	Shenzhen Microgate Technology Co. Ltd. Class A	20,300	37
	Cheng De Lolo Co. Ltd. Class A	27,440	36
	Dian Diagnostics Group Co. Ltd. Class A	12,600	36
*	Youzu Interactive Co. Ltd. Class A	24,100	36
*	Konka Group Co. Ltd. Class A	75,700	36
	Keshun Waterproof Technologies Co. Ltd. Class A	36,180	36
	Shanghai Haohai Biological Technology Co. Ltd. Class A	6,160	36
	Chengdu RML Technology Co. Ltd. Class A	6,160	36
*	Piesat Information Technology Co. Ltd. Class A	15,556	36
*	Gemdale Properties & Investment Corp. Ltd.	2,412,000	35
	Guangzhou Wondfo Biotech Co. Ltd. Class A	13,130	35
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	6,900	35
*	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	20,800	35
	Double Medical Technology Inc. Class A	5,500	35
	Qianhe Condiment & Food Co. Ltd. Class A	26,020	35
	Hunan Aihua Group Co. Ltd. Class A	12,000	35
	Qingdao Haier Biomedical Co. Ltd. Class A	7,538	35
	Ningbo Peacebird Fashion Co. Ltd. Class A	16,600	35
	Wencan Group Co. Ltd. Class A	12,900	35
	Shanghai Huayi Group Co. Ltd. Class B	63,200	34
	Topsec Technologies Group Inc. Class A	31,400	34
	CETC Digital Technology Co. Ltd. Class A	11,960	34
*	Shanghai Medicilon Inc. Class A	3,647	34
	Shandong Denghai Seeds Co. Ltd. Class A	21,800	33
*	B-Soft Co. Ltd. Class A	50,960	33
	Bafang Electric Suzhou Co. Ltd. Class A	6,076	33
*	Archermind Technology Co. Ltd. Class A	6,110	33
*	Anhui Golden Seed Winery Co. Ltd. Class A	28,400	33
*,3	China South City Holdings Ltd.	2,326,695	32
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	47,800	32
	PharmaBlock Sciences Nanjing Inc. Class A	5,460	32
	Guangzhou Restaurant Group Co. Ltd. Class A	14,140	32
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	14,100	32
	Inmyshow Digital Technology Group Co. Ltd. Class A	36,800	32
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	16,000	32
	Nanjing Vazyme Biotech Co. Ltd. Class A	10,824	32
	Fushun Special Steel Co. Ltd. Class A	39,900	32
	Shenzhen Sunline Tech Co. Ltd. Class A	17,900	31
	Eyebright Medical Technology Beijing Co. Ltd. Class A	4,134	31
	Sumavision Technologies Co. Ltd. Class A	36,400	30
*	Daan Gene Co. Ltd. Class A	35,360	30
	Zhejiang Semir Garment Co. Ltd. Class A	34,100	30
	NanJi E-Commerce Co. Ltd. Class A	66,500	30
	Zhejiang Wanliyang Co. Ltd. Class A	28,300	30
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	9,720	30
	Gansu Qilianshan Cement Group Co. Ltd. Class A	31,200	30
*	ADAMA Ltd. Class A	30,100	30
	Hangzhou Onechance Tech Corp. Class A	5,800	30
	Huaxia Eye Hospital Group Co. Ltd. Class A	11,200	30
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	10,800	30
*,3	Beijing VRV Software Corp. Ltd. Class A	27,800	29
	Jiajiayue Group Co. Ltd. Class A	18,300	29
*	Xian International Medical Investment Co. Ltd. Class A	43,200	29
	Beijing CTJ Information Technology Co. Ltd. Class A	9,720	29
	Longhua Technology Group Luoyang Co. Ltd. Class A	17,800	28
	Sichuan Teway Food Group Co. Ltd. Class A	10,920	27
	Suofeiya Home Collection Co. Ltd. Class A	14,600	26
*	Beijing SuperMap Software Co. Ltd. Class A	11,700	26
	Yixintang Pharmaceutical Group Co. Ltd. Class A	13,700	26
	Shandong Lukang Pharma Class A	21,600	26
	Shanghai Haixin Group Co. Class B	94,952	25
*	Shanying International Holding Co. Ltd. Class A	119,600	25

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Bright Eye Hospital Group Co. Ltd. Class A	3,600	25
*	SOHO China Ltd.	425,500	24
	Bear Electric Appliance Co. Ltd. Class A	4,000	24
	Changchun Faway Automobile Components Co. Ltd. Class A	17,310	24
*	Anhui Tatfook Technology Co. Ltd. Class A	14,600	24
	Tongyu Heavy Industry Co. Ltd. Class A	51,500	24
	Luyang Energy-Saving Materials Co. Ltd.	16,600	24
*	World Union Group Inc. Class A	50,700	23
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	15,600	23
	Lancy Co. Ltd. Class A	9,800	23
*	KBC Corp. Ltd. Class A	6,258	23
	YanTai Shuangta Food Co. Ltd. Class A	32,900	22
	Huapont Life Sciences Co. Ltd. Class A	30,400	22
*	Blue Sail Medical Co. Ltd. Class A	20,400	22
	Lushang Freda Pharmaceutical Co. Ltd. Class A	23,300	22
	Lier Chemical Co. Ltd. Class A	11,340	21
*	Shenzhen Jinjia Group Co. Ltd. Class A	36,400	20
*	Red Star Macalline Group Corp. Ltd. Class A	52,250	20
	CMST Development Co. Ltd. Class A	25,600	20
	Shandong Head Co. Ltd. Class A	5,200	20
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	16,600	20
	Anhui Huaheng Biotechnology Co. Ltd. Class A	4,954	20
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	20,228	19
	North Huajin Chemical Industries Co. Ltd. Class A	22,500	19
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	9,800	19
*	Hongbo Co. Ltd. Class A	7,900	19
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	9,200	18
*	PCI Technology Group Co. Ltd. Class A	23,100	18
*	Client Service International Inc. Class A	9,400	18
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	6,900	18
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	6,300	17
	FAWER Automotive Parts Co. Ltd. Class A	21,400	16
	China Meidong Auto Holdings Ltd.	132,000	16
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	17,400	12
*	NSFOCUS Technologies Group Co. Ltd. Class A	10,497	11
*	RiseSun Real Estate Development Co. Ltd. Class A	56,200	11
	Huabao Flavours & Fragrances Co. Ltd. Class A	4,200	10
[2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	15,500	10
*	Dongjiang Environmental Co. Ltd. Class H	27,100	7
*,3	Orient Group Inc. Class A	92,500	5
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	116,700	—
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	158,300	—
*,3	Yango Group Co. Ltd. Class A	100,500	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	245,300	—
*,2	Red Star Macalline Group Corp. Ltd. Class H	400	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	200,800	—
*,3	Tunghsu Optoelectronic Technology Co. Ltd. Class A	250,736	—
*,3	China Grand Automotive Services Group Co. Ltd. Series A	816,100	—
*,3	Blivex Energy Technology Co. Ltd. Class A	518,200	—
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	163,800	—
*,3	China Dili Group	1,288,303	—
			2,688,946
Colombia (0.0%)
	Grupo Cibest SA ADR	85,863	5,855
	Grupo Cibest SA	177,484	3,680
	Interconexion Electrica SA ESP	353,506	2,734
	Ecopetrol SA ADR	121,836	1,725
	Cementos Argos SA	437,761	1,432
	Ecopetrol SA	971,880	694
			16,120
Czech Republic (0.0%)
	CEZ A/S	111,904	6,451
	Komercni banka A/S	54,086	2,882
[2]	Moneta Money Bank A/S	192,284	1,693
	Colt CZ Group SE	16,146	827
	Doosan Skoda Power AS	10,278	200
			12,053

Total World Stock Index Fund
		Shares	Market Value• ($000)
Denmark (0.4%)
	Novo Nordisk A/S Class B	2,575,356	109,545
	DSV A/S	155,017	38,125
	Danske Bank A/S	519,748	26,720
	Vestas Wind Systems A/S	826,535	25,416
	Novonesis (Novozymes) B Class B	297,323	18,269
*	Genmab A/S	54,040	14,309
*,2	Orsted A/S	372,199	9,954
	Carlsberg A/S Class B	69,638	9,435
[1]	AP Moller - Maersk A/S Class B	3,031	7,196
	Coloplast A/S Class B	110,798	6,844
*	NKT A/S	42,544	6,284
	Tryg A/S	228,068	5,480
	Ringkjoebing Landbobank A/S	18,673	4,666
	Pandora A/S	59,707	4,544
	Jyske Bank A/S (Registered)	31,851	4,434
	AP Moller - Maersk A/S Class A	1,794	4,219
	AL Sydbank	46,777	3,990
	ISS A/S	103,674	3,803
	ALK-Abello A/S	100,600	3,768
	Royal Unibrew A/S	38,059	2,545
	FLSmidth & Co. A/S	34,155	2,537
*	Zealand Pharma A/S	53,521	2,531
*,1	Demant A/S	64,112	2,033
*,1,2	Netcompany Group A/S	31,271	1,786
*	Bavarian Nordic A/S	55,624	1,637
	ROCKWOOL A/S Class B	54,250	1,579
*,1	GN Store Nord A/S	104,059	1,565
	Per Aarsleff Holding A/S	12,089	1,408
	H Lundbeck A/S	200,916	1,351
	TORM plc Class A	42,080	1,349
	Alm Brand A/S	524,793	1,228
	Ambu A/S Class B	94,058	932
	Schouw & Co. A/S	8,563	883
	D/S Norden A/S	13,569	642
	Chemometec A/S	12,446	628
	UIE plc	8,388	505
*	Dfds A/S	21,753	467
*	NTG Nordic Transport Group A/S	10,464	306
[2]	Scandinavian Tobacco Group A/S	28,791	305
	H Lundbeck A/S Class A	52,636	292
[1]	Gubra A/S	3,422	171
			333,681
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	2,028,791	5,109
	Talaat Moustafa Group	646,341	1,134
	Telecom Egypt Co.	373,125	650
*	Fawry for Banking & Payment Technology Services SAE	1,827,740	650
*	EFG Holding SAE	992,244	517
			8,060
Finland (0.3%)
	Nokia OYJ	4,221,123	53,636
	Nordea Bank Abp (XHEL)	2,593,389	48,768
	Sampo OYJ Class A (XHEL)	1,863,386	19,363
	Kone OYJ Class B	261,055	16,618
	Wartsila OYJ Abp	395,111	16,594
	UPM-Kymmene OYJ	476,295	14,271
	Neste OYJ	338,091	11,679
	Metso OYJ	582,749	10,067
	Fortum OYJ	352,062	8,869
	Orion OYJ Class B	82,253	6,645
	Elisa OYJ	131,063	6,365
	Stora Enso OYJ Class R	439,444	4,893
	Konecranes OYJ	147,669	4,850
	Kesko OYJ Class B	184,985	4,559
	Valmet OYJ	113,966	2,976
	Mandatum OYJ	352,804	2,822
	Huhtamaki OYJ	60,119	1,924
	Outokumpu OYJ	281,828	1,896

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kemira OYJ	81,484	1,690
	Tieto OYJ (XEQT)	66,807	1,492
	Hiab OYJ	24,362	1,449
	Kalmar OYJ Class B	25,802	1,384
	Sampo OYJ Class A	115,230	1,195
	Nokian Renkaat OYJ	89,666	1,103
	Lumo Kodit OYJ	103,130	982
[2]	Terveystalo OYJ	56,750	519
*	Metsa Board OYJ Class B	152,653	511
	Finnair OYJ	104,131	392
*,1	QT Group OYJ	12,989	294
*	YIT OYJ	90,924	270
	Tokmanni Group Corp.	26,264	234
	Revenio Group OYJ	11,637	190
			248,500
France (2.0%)
	Schneider Electric SE	438,054	139,393
	TotalEnergies SE (TQEX)	1,471,186	136,781
	LVMH Moet Hennessy Louis Vuitton SE	206,021	110,058
	Airbus SE	471,907	97,288
	Safran SA	281,203	90,298
	BNP Paribas SA	798,367	83,846
	Sanofi SA	868,003	81,225
	AXA SA	1,290,954	62,231
	Vinci SA	401,354	60,694
	Hermes International SCA	27,428	52,473
	EssilorLuxottica SA	233,155	49,352
*	Air Liquide SA Loyalty Shares	220,389	47,415
	Societe Generale SA	548,149	44,126
	Danone SA	517,069	40,511
*	L'Oreal SA Loyalty Shares	88,693	38,199
	Air Liquide SA (XPAR)	174,732	37,592
	Legrand SA	207,465	37,170
	Orange SA	1,730,101	36,025
	Cie de Saint-Gobain SA	378,052	34,637
	L'Oreal SA (XPAR)	70,817	30,500
	Veolia Environnement SA	523,480	22,138
*	Engie SA Loyalty Shares	640,431	21,110
	Thales SA	74,266	20,404
	Engie SA (XPAR)	613,943	20,237
	Cie Generale des Etablissements Michelin SCA	551,098	19,964
	Publicis Groupe SA	195,343	18,252
	Capgemini SE	131,485	15,991
	Kering SA	57,647	15,859
	Credit Agricole SA	716,467	13,994
*	Unibail-Rodamco-Westfield	111,972	13,594
	Dassault Systemes SE	576,693	12,995
[2]	Euronext NV	75,153	12,580
	Pernod Ricard SA	164,769	12,249
	Accor SA	198,304	9,814
*	Air Liquide SA Loyalty Bonus 2028	45,339	9,754
	Bureau Veritas SA	310,931	9,528
	Eiffage SA	58,882	9,493
	Carrefour SA	436,151	8,695
	Bouygues SA	143,184	8,468
	Gaztransport Et Technigaz SA	28,576	6,952
	Rexel SA	163,799	6,928
*	L'Oreal SA	15,561	6,702
	SPIE SA	114,918	6,668
	Klepierre SA	159,865	6,477
	Eurofins Scientific SE	88,955	6,183
*	Abivax SA	53,269	6,163
	Nexans SA	32,213	6,013
	Technip Energies NV	119,688	5,662
	Ipsen SA	27,670	5,434
	Getlink SE	236,494	5,297
*	Alstom SA	262,818	5,281
	SCOR SE	136,109	5,079
	Renault SA	142,171	4,994

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Dassault Aviation SA	13,290	4,647
	Edenred SE	179,262	4,489
*	Air Liquide SA	20,618	4,436
[2]	Amundi SA	45,134	4,362
*	Engie SA	130,283	4,294
*	L 'Oreal Prime De Fidelite	9,735	4,193
	Elis SA	135,549	4,188
	Sartorius Stedim Biotech	21,374	3,950
[2]	Ayvens SA	269,732	3,650
[1]	Aeroports de Paris SA	29,639	3,599
	Vallourec SACA	117,238	3,533
*	Engie SA (FCHI)	104,838	3,456
	Arkema SA	43,743	3,193
	Gecina SA	37,728	3,190
	Bollore SE	495,832	3,131
*	SOITEC	20,420	3,072
[1]	Teleperformance SE	44,126	2,989
	BioMerieux	34,293	2,894
	Covivio SA	41,804	2,765
	SES SA	289,889	2,393
[1]	FDJ UNITED	83,707	2,274
	Rubis SCA	53,437	2,202
	Valeo SE	162,103	2,040
	Exosens SAS	24,646	1,882
	Wendel SE	18,157	1,799
	Sopra Steria Group	10,835	1,691
*	Forvia SE	116,528	1,374
	Alten SA	20,347	1,356
	Coface SA	72,477	1,344
	Virbac SACA	3,004	1,312
*	Sodexo SA ACT Loyalty Shares	24,013	1,221
	Vivendi SE	493,256	1,152
	Sodexo SA (XPAR)	22,629	1,151
	JCDecaux SE	51,388	1,143
*	Emeis SA	61,315	1,036
	Trigano SA	5,573	1,025
*	Eurazeo SE Prime DE Fidelite	17,848	974
*,1	Exail Technologies SA	6,661	969
	IPSOS SA	22,452	952
*	Viridien	5,597	952
*	ID Logistics Group SACA	2,237	950
*	Air France-KLM	88,477	942
	Societe BIC SA	13,438	927
*	Clariane SE	192,054	913
	Mercialys SA	61,512	901
	Derichebourg SA	80,293	855
	ARGAN SA	11,825	853
[1]	Vusion	5,903	842
*,1	Eutelsat Communications SACA	259,494	829
	Altarea SCA	6,299	828
[1]	Remy Cointreau SA	17,541	827
	Pluxee NV	57,222	813
	ICADE	33,395	804
*	Carmila SA	40,017	799
	Robertet SA	824	774
	Vicat SACA	10,825	764
	Mersen SA	16,858	634
	Opmobility	35,402	598
	Imerys SA	21,904	573
	Antin Infrastructure Partners SA	45,783	569
*	Lisi SA Prime de fidelite	7,370	540
*	SEB SA Loyalty Shares	8,479	520
	LISI SA (XPAR)	6,824	500
	Metropole Television SA	30,301	463
*,1,2	Worldline SA	1,534,635	453
	Interparfums SA	15,799	440
	Eurazeo SE (XPAR)	7,843	428
[1]	Television Francaise 1 SA	53,534	426
	Etablissements Maurel et Prom SA	34,462	402
	GL Events SACA	10,072	397

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Nexity SA	37,908	376
*,1	Ubisoft Entertainment SA	64,480	376
[1]	Eramet SA	5,023	347
	Planisware SA	16,077	339
	SEB SA (XPAR)	5,298	325
[1,2]	Verallia SA	13,133	314
	Quadient SA	22,802	312
	Stef SA	2,269	310
	Peugeot Invest SA	3,879	294
[2]	Elior Group SA	93,843	291
*,2	X-Fab Silicon Foundries SE	37,322	277
*	Sodexo Inc. (Prime Fidelite 2026)	5,313	270
	Wavestone	4,879	263
	Fnac Darty SA	5,650	234
*,1	OVH Groupe SA	18,940	232
*,1	Voltalia SA (Registered)	27,548	229
	Lagardere SA	10,383	226
	Beneteau SACA	26,101	210
*	Sodexo Prime De Fidelite 2027	3,648	186
*	Eurazeo SE-PF- 2027	3,015	165
*	Sodexo Inc.	3,018	154
*	Sodexo Prime De Fidelite	2,960	151
*	SEB SA (XPAR)	2,447	150
	North Atlantic Energies	1,554	114
	Equasens	2,364	104
	Manitou BF SA	3,706	89
*	SEB SA	1,436	88
			1,796,029
Germany (1.8%)
	Siemens AG (Registered)	592,850	176,172
	Allianz SE (Registered)	305,696	139,621
	SAP SE	831,256	139,562
	Siemens Energy AG	600,828	127,329
	Deutsche Telekom AG (Registered)	2,762,013	89,215
	Infineon Technologies AG	1,065,195	71,640
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	105,229	62,945
	Rheinmetall AG	36,621	58,404
	BASF SE	732,270	46,965
	Deutsche Boerse AG	148,898	45,682
	Deutsche Bank AG (Registered)	1,421,847	44,175
	Deutsche Post AG	743,200	44,008
	E.ON SE	1,795,342	39,865
	RWE AG	543,732	39,590
	Bayer AG (Registered)	803,514	36,028
	Mercedes-Benz Group AG	610,987	35,614
	adidas AG	139,360	24,117
	Heidelberg Materials AG	104,692	23,100
	Commerzbank AG	558,571	23,088
	Bayerische Motoren Werke AG (XETR)	233,519	21,370
	Daimler Truck Holding AG	409,459	20,652
	Fresenius SE & Co. KGaA	350,408	16,970
	Vonovia SE	609,704	16,427
	MTU Aero Engines AG	45,986	15,771
	Hannover Rueck SE	49,529	14,965
	Merck KGaA	110,769	14,343
[2]	Siemens Healthineers AG	292,036	11,975
	Symrise AG	122,013	10,793
	GEA Group AG	148,896	10,182
[1]	Fresenius Medical Care AG	168,930	7,644
[1]	Beiersdorf AG	86,246	7,150
[1]	Brenntag SE	97,065	7,069
*	Continental AG	85,387	6,461
[1]	HOCHTIEF AG	11,938	6,421
	Talanx AG	45,439	5,923
	Knorr-Bremse AG	49,494	5,773
[1]	Aurubis AG	26,590	5,722
*	Nordex SE	97,544	5,562
	QIAGEN NV	153,156	5,224
[2]	Scout24 SE	62,116	5,172

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	AIXTRON SE	89,903	4,967
	thyssenkrupp AG	381,076	4,535
*,2	Zalando SE	183,059	4,522
*,2	Delivery Hero SE	180,497	4,393
	Henkel AG & Co. KGaA (XTER)	61,917	4,267
[1]	Hensoldt AG	46,507	4,196
[1]	LEG Immobilien SE (XETR)	56,495	3,964
	RENK Group AG	62,028	3,942
[1]	Deutsche Lufthansa AG (Registered)	450,940	3,864
	Evonik Industries AG	186,441	3,856
	Nemetschek SE	46,413	3,368
	Bilfinger SE	27,387	3,159
	KION Group AG	57,651	3,009
	Rational AG	3,857	2,820
[1]	K&S AG (Registered)	145,858	2,729
	Freenet AG	85,481	2,723
	CTS Eventim AG & Co. KGaA	40,836	2,695
	Puma SE	83,861	2,567
[1]	TAG Immobilien AG	143,473	2,502
	TUI AG	328,347	2,443
	Bechtle AG	68,838	2,343
	flatexDEGIRO SE	62,648	2,242
*	Fraport AG Frankfurt Airport Services Worldwide	25,539	2,096
*	Aroundtown SA	674,162	1,949
	Volkswagen AG	18,733	1,934
*	Auto1 Group SE	86,851	1,855
*	Tkms AG& Co. KGaA	17,832	1,834
	United Internet AG (Registered)	54,979	1,727
*	Aumovio SE	39,047	1,693
	Jenoptik AG	41,397	1,629
[1]	Traton SE	42,931	1,629
[2]	DWS Group GmbH & Co. KGaA	21,410	1,483
[1]	Wacker Chemie AG	13,334	1,463
	Schaeffler AG	144,290	1,372
	Krones AG	9,322	1,349
	Deutz AG	111,076	1,299
[1]	HUGO BOSS AG	29,144	1,236
[1]	LANXESS AG	56,504	1,204
	Salzgitter AG	21,024	1,189
[2]	Befesa SA	30,466	1,168
*	IONOS Group SE	36,165	1,113
	FUCHS SE	26,647	1,021
	Elmos Semiconductor SE	4,624	1,000
	Alzchem Group AG	5,086	989
	RTL Group SA	25,113	965
[1]	Stroeer SE & Co. KGaA	21,050	919
	Sixt SE (XETR)	11,428	914
	Duerr AG	36,322	901
*,2	Covestro AG (XTER)	12,209	855
	Siltronic AG	8,771	822
	Fielmann Group AG	16,449	821
	Carl Zeiss Meditec AG (Bearer)	25,641	799
	Deutsche Wohnen SE	31,622	734
*	SMA Solar Technology AG	11,276	722
	Hornbach Holding AG & Co. KGaA	7,338	698
	KWS Saat SE & Co. KGaA	7,196	649
[1]	Kontron AG	25,651	643
[1]	Gerresheimer AG	22,084	637
*	Evotec SE	101,933	631
	Atoss Software SE	6,777	631
*,1,2	Redcare Pharmacy NV	10,684	605
*,2	TeamViewer SE	105,141	587
	1&1 AG	21,463	569
	CANCOM SE	19,500	567
[1]	Vossloh AG	6,355	564
[1]	Dermapharm Holding SE	10,219	556
*	HelloFresh SE	98,648	536
*	Verbio SE	11,739	521
	Indus Holding AG	14,647	514
	Eckert & Ziegler SE	27,282	489

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	Norma Group SE	28,237	487
	Suedzucker AG	32,203	468
	Pfeiffer Vacuum Technology AG	2,351	462
*	CECONOMY AG (XETR)	88,663	457
	Wacker Neuson SE	19,702	445
	Friedrich Vorwerk Group SE	4,974	427
	Kloeckner & Co. SE	25,910	382
[1]	GFT Technologies SE	17,423	380
	Springer Nature AG & Co. KGaA	15,706	365
	Schott Pharma AG & Co. KGaA	20,796	364
[1,2]	Deutsche Pfandbriefbank AG	92,188	352
[1]	Deutsche Beteiligungs AG	11,691	351
	Wuestenrot & Wuerttembergische AG	19,492	339
[1]	Grand City Properties SA	25,822	291
	Stabilus SE	13,647	277
[1]	Energiekontor AG	5,707	273
	Nagarro SE	5,171	263
*	Hypoport SE	2,713	262
[1]	PNE AG	22,378	249
	GRENKE AG	16,366	245
*	Douglas AG	20,475	245
	Deutsche EuroShop AG	9,463	220
	ProSiebenSat.1 Media SE	45,057	214
	Secunet Security Networks AG	980	211
	PATRIZIA SE	20,904	184
*,2	Thyssenkrupp Nucera AG & Co. KGaA	16,189	166
	Adesso SE	2,392	164
*	CECONOMY AG (MUND)	22,507	110
			1,622,529
Greece (0.1%)
	National Bank of Greece SA	740,535	11,736
	Eurobank SA Class A	2,299,776	10,006
	Piraeus Bank SA	1,022,746	9,682
	Alpha Bank SA	1,349,843	5,417
	Bank of Cyprus Holdings plc	288,434	3,126
	Public Power Corp. SA	129,040	2,740
	GEK TERNA SA	50,110	2,408
	JUMBO SA	83,944	2,291
	Motor Oil Hellas Corinth Refineries SA	46,811	2,089
	Allwyn AG	128,416	1,834
	Optima bank SA	132,045	1,382
	Titan SA	24,730	1,329
	Hellenic Telecommunications Organization SA ADR	117,615	1,257
	Cenergy Holdings SA	41,318	1,163
	Hellenic Telecommunications Organization SA	51,553	1,102
*	Ballys Intralot SA	477,066	626
	Viohalco SA	35,271	612
	Athens International Airport SA	53,632	612
	HELLENiQ ENERGY Holdings SA	51,576	595
*	Aktor SA Holding Co. Technical & Energy Projects	41,023	522
	Holding Co. ADMIE IPTO SA	98,417	380
	Aegean Airlines SA	27,412	359
*	LAMDA Development SA	49,170	350
	Sarantis SA	15,818	265
	Quest Holdings SA	30,701	252
	Piraeus Port Authority SA	5,643	251
	Ideal Holdings SA	36,038	247
	Avax SA	60,862	219
	Athens Water Supply & Sewage Co. SA	17,663	213
	Intracom Holdings SA (Registered)	49,931	196
	ElvalHalcor SA	39,249	184
	Fourlis Holdings SA	26,150	140
	Autohellas Tourist & Trading SA	6,052	77
	Ellaktor SA	37,343	58
			63,720
Hong Kong (0.5%)
	AIA Group Ltd.	8,489,982	93,209
	Hong Kong Exchanges & Clearing Ltd.	963,224	51,304
	Sun Hung Kai Properties Ltd.	1,141,482	19,984

Total World Stock Index Fund
		Shares	Market Value• ($000)
	CK Hutchison Holdings Ltd.	2,179,391	18,198
	Techtronic Industries Co. Ltd.	1,134,500	16,450
	BOC Hong Kong Holdings Ltd.	2,829,700	16,277
	CLP Holdings Ltd.	1,275,580	12,265
	Link REIT	2,355,988	11,863
	CK Asset Holdings Ltd.	1,721,250	10,843
	Jardine Matheson Holdings Ltd.	157,662	10,748
	Lenovo Group Ltd.	6,670,000	10,030
	Power Assets Holdings Ltd.	1,127,000	9,314
	Hong Kong & China Gas Co. Ltd.	8,374,365	7,753
[2]	WH Group Ltd.	6,270,258	7,669
	Galaxy Entertainment Group Ltd.	1,753,000	7,479
	Hongkong Land Holdings Ltd.	824,400	6,518
	ASMPT Ltd.	247,222	5,179
	MTR Corp. Ltd.	1,171,326	5,005
	Sino Land Co. Ltd.	2,816,279	4,516
	SITC International Holdings Co. Ltd.	1,036,000	4,338
	CK Infrastructure Holdings Ltd.	483,500	4,070
	Henderson Land Development Co. Ltd.	1,004,896	3,972
	Shenzhou International Group Holdings Ltd.	614,966	3,748
	Sands China Ltd.	1,739,600	3,650
	Wharf Real Estate Investment Co. Ltd.	1,161,600	3,638
*	Zijin Gold International Co. Ltd.	182,000	3,595
*	MMG Ltd.	3,190,163	3,442
	Swire Pacific Ltd. Class A	261,142	2,840
	AAC Technologies Holdings Inc.	587,500	2,721
[1]	Wharf Holdings Ltd.	753,600	2,495
	Swire Properties Ltd.	760,180	2,429
	PCCW Ltd.	3,019,112	2,333
[2]	Samsonite Group SA	977,996	1,791
	Hang Lung Properties Ltd.	1,501,000	1,765
	PRADA SpA	382,300	1,703
[1]	Chow Tai Fook Jewellery Group Ltd.	1,228,400	1,684
[1]	Orient Overseas International Ltd.	95,500	1,667
	Cathay Pacific Airways Ltd.	996,090	1,481
[2]	BOC Aviation Ltd.	143,700	1,476
	Xinyi Glass Holdings Ltd.	1,169,000	1,451
	Pacific Basin Shipping Ltd.	3,311,000	1,296
	CGN Mining Co. Ltd.	2,545,000	1,277
	First Pacific Co. Ltd.	1,778,613	1,248
	Time Interconnect Technology Ltd.	464,978	1,229
*,1,2	FIT Hon Teng Ltd.	1,231,000	1,217
	Hang Lung Group Ltd.	581,000	1,207
	Bank of East Asia Ltd.	684,072	1,197
	Kerry Properties Ltd.	384,000	1,169
*,1	Bright Smart Securities & Commodities Group Ltd.	708,000	1,124
[2]	Budweiser Brewing Co. APAC Ltd.	1,100,500	1,085
*	New World Development Co. Ltd.	973,306	1,062
	Yue Yuen Industrial Holdings Ltd.	568,500	1,057
	MGM China Holdings Ltd.	703,600	1,056
*	HUTCHMED China Ltd.	381,500	1,038
	Hysan Development Co. Ltd.	411,000	1,030
	United Laboratories International Holdings Ltd.	842,000	1,012
	DFI Retail Group Holdings Ltd. (Registered)	227,400	952
	Swire Pacific Ltd. Class B	547,500	931
	VTech Holdings Ltd.	113,600	875
	VSTECS Holdings Ltd.	640,000	838
	Stella International Holdings Ltd.	435,500	827
*,1	Duality Biotherapeutics Inc.	23,000	821
*,2	HBM Holdings Ltd.	478,000	795
	Wynn Macau Ltd.	1,072,400	782
	Johnson Electric Holdings Ltd.	279,250	758
	Dah Sing Financial Holdings Ltd.	142,144	748
	Luk Fook Holdings International Ltd.	250,415	718
	Fortune REIT	1,136,923	707
*,1	Cowell e Holdings Inc.	171,000	692
	United Energy Group Ltd.	11,080,000	678
*,1	Vobile Group Ltd.	1,590,000	640
	Man Wah Holdings Ltd.	1,132,400	616
	CTF Services Ltd.	590,150	613

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,1	OSL Group Ltd.	366,000	588
	CITIC Telecom International Holdings Ltd.	1,587,500	564
[1]	Guotai Junan International Holdings Ltd.	1,735,000	538
*	SJM Holdings Ltd.	1,985,000	524
	Shangri-La Asia Ltd.	919,519	523
	Prosperity REIT	2,787,000	513
	Nexteer Automotive Group Ltd.	790,000	491
[1]	Nanshan Aluminium International Holdings Ltd.	96,000	477
*,1	Realord Group Holdings Ltd.	328,000	469
*,1	Envision Greenwise Holdings Ltd.	1,152,192	455
*	Deep Source Holdings Ltd.	4,290,000	438
	Dah Sing Banking Group Ltd.	265,537	427
	Champion REIT	1,323,332	395
	Chow Sang Sang Holdings International Ltd.	254,000	381
*	Mongolian Mining Corp.	309,000	375
	Huabao International Holdings Ltd.	649,000	370
	NagaCorp Ltd.	719,332	367
	Texhong International Group Ltd.	405,500	367
[1]	SUNeVision Holdings Ltd.	462,000	364
	SY Holdings Group Ltd.	309,500	353
	Vitasoy International Holdings Ltd.	444,332	351
	HKBN Ltd.	357,500	329
*	Melco International Development Ltd.	598,500	327
	Sunlight REIT	1,032,000	308
	Giordano International Ltd.	1,540,000	294
*	Television Broadcasts Ltd.	819,500	288
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,874,000	277
	SmarTone Telecommunications Holdings Ltd.	426,252	273
	Cirrus Aircraft Ltd.	55,800	273
	Cafe de Coral Holdings Ltd.	528,000	271
*	China Travel International Investment Hong Kong Ltd.	1,772,000	255
*,3	Jinchuan Group International Resources Co. Ltd.	2,965,000	242
	Singamas Container Holdings Ltd.	2,850,000	218
	Truly International Holdings Ltd.	1,626,000	208
	IGG Inc.	504,000	200
[1]	Value Partners Group Ltd.	688,000	186
[1]	LK Technology Holdings Ltd.	474,002	165
*	Super Hi International Holding Ltd.	117,900	161
*	Far East Consortium International Ltd.	1,476,000	144
	KLN Logistics Group Ltd.	165,500	143
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	148,000	139
	CITIC Resources Holdings Ltd.	1,960,000	134
*	Asia Cement China Holdings Corp.	295,500	80
*	Shun Tak Holdings Ltd.	908,000	67
	C-Mer Medical Holdings Ltd.	394,000	62
*,2	IMAX China Holding Inc.	47,600	46
			426,608
Hungary (0.0%)
	OTP Bank Nyrt	188,432	25,274
	MOL Hungarian Oil & Gas plc	344,164	4,597
	Richter Gedeon Nyrt	107,813	4,548
	Magyar Telekom Telecommunications plc	209,897	1,663
	Opus Global Nyrt	425,428	450
*	4iG Nyrt	27,460	206
			36,738
Iceland (0.0%)
	Islandsbanki HF	1,338,522	1,566
[2]	Arion Banki HF	910,889	1,426
	Hagar HF	671,192	658
	Festi HF	233,718	632
	Reitir fasteignafelag hf	560,810	519
	Heimar HF	1,613,109	453
	Kvika banki HF	2,896,174	366
	Siminn HF	2,785,973	275
*	Icelandair Group HF	42,694,098	268
*	Alvotech SA	76,122	258
	Skagi Hf	1,478,358	227
	Eimskipafelag Islands HF	110,048	221
	Sjova-Almennar Tryggingar HF	604,301	197

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Bera HF	1,484,761	186
	Kaldalon Hf.	251,885	54
			7,306
India (1.7%)
	HDFC Bank Ltd.	9,174,737	75,041
	Reliance Industries Ltd.	4,699,234	71,270
	ICICI Bank Ltd.	4,268,137	57,271
	Bharti Airtel Ltd. (XNSE)	2,391,067	47,797
	Infosys Ltd.	2,365,393	29,778
	Axis Bank Ltd.	1,852,807	24,851
	Mahindra & Mahindra Ltd.	757,370	24,840
	Larsen & Toubro Ltd.	541,887	23,019
	Bajaj Finance Ltd.	2,278,609	22,633
	Tata Consultancy Services Ltd.	822,389	21,581
	Kotak Mahindra Bank Ltd.	4,380,502	17,790
	Hindustan Unilever Ltd.	716,640	17,036
	Sun Pharmaceutical Industries Ltd.	859,120	16,457
	NTPC Ltd.	3,843,508	16,229
	Tata Steel Ltd.	6,825,275	15,262
	Maruti Suzuki India Ltd.	105,280	14,853
	Titan Co. Ltd.	297,834	13,827
	Hindalco Industries Ltd.	1,197,391	13,155
[2]	Reliance Industries Ltd. GDR	215,065	13,038
	Bharat Electronics Ltd.	2,835,347	12,944
	Power Grid Corp. of India Ltd.	3,673,741	12,371
	UltraTech Cement Ltd.	96,080	11,789
	Adani Ports & Special Economic Zone Ltd.	633,749	11,136
	Shriram Finance Ltd.	1,114,541	11,085
	HCL Technologies Ltd.	851,460	10,830
	State Bank of India	929,274	10,511
*	Adani Power Ltd.	4,251,581	10,004
	JSW Steel Ltd.	728,554	9,754
	Oil & Natural Gas Corp. Ltd.	3,032,483	9,613
*	Eternal Ltd.	3,604,444	9,458
	Asian Paints Ltd.	359,244	9,322
	Coal India Ltd.	1,794,600	9,127
	Nestle India Ltd.	587,992	9,059
	Grasim Industries Ltd.	284,668	8,418
	ITC Ltd.	2,413,176	8,035
	Eicher Motors Ltd.	106,481	8,012
	Tech Mahindra Ltd.	507,773	7,937
*	Tata Motors Ltd.	1,682,319	7,351
[2]	InterGlobe Aviation Ltd.	154,910	7,075
	TVS Motor Co. Ltd.	190,331	7,048
	Divi's Laboratories Ltd.	101,687	6,997
	Dr. Reddy's Laboratories Ltd.	500,976	6,997
	Jio Financial Services Ltd.	2,662,433	6,942
	Tata Power Co. Ltd.	1,467,893	6,908
	Hindustan Aeronautics Ltd.	150,141	6,893
[2]	SBI Life Insurance Co. Ltd.	353,203	6,784
	Apollo Hospitals Enterprise Ltd.	82,595	6,667
	State Bank of India GDR (Registered)	56,855	6,492
	Tata Consumer Products Ltd.	535,030	6,465
	Trent Ltd.	145,188	6,374
	Max Healthcare Institute Ltd.	600,986	6,323
	Tata Motors Passenger Vehicles Ltd.	1,730,063	6,255
	Cipla Ltd.	446,383	6,186
	BSE Ltd.	159,565	6,163
	Cummins India Ltd.	106,969	5,960
	Bajaj Finserv Ltd.	316,852	5,861
	Hero MotoCorp Ltd.	108,377	5,856
	Cholamandalam Investment & Finance Co. Ltd.	353,230	5,856
	Varun Beverages Ltd.	1,060,820	5,778
*,2	Avenue Supermarts Ltd.	117,476	5,703
	Britannia Industries Ltd.	93,841	5,666
	Bajaj Auto Ltd.	53,220	5,623
	Power Finance Corp. Ltd.	1,171,038	5,559
*	Suzlon Energy Ltd.	8,826,154	5,203
	Adani Enterprises Ltd.	202,397	5,163

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	Infosys Ltd. ADR	408,431	5,089
	Bharat Petroleum Corp. Ltd. (XNSE)	1,530,636	4,874
*	PB Fintech Ltd.	275,696	4,865
[2]	HDFC Life Insurance Co. Ltd.	781,737	4,856
	Lupin Ltd.	192,981	4,717
	Samvardhana Motherson International Ltd.	3,629,678	4,668
	GE Vernova T&D India Ltd.	97,916	4,606
	Indian Hotels Co. Ltd.	680,366	4,581
	CG Power & Industrial Solutions Ltd.	532,292	4,573
[2]	AU Small Finance Bank Ltd.	415,050	4,458
*	Indus Towers Ltd.	1,024,798	4,442
[2]	HDFC Asset Management Co. Ltd.	154,528	4,434
	Indian Oil Corp. Ltd.	2,941,264	4,428
	Bharat Heavy Electricals Ltd.	1,178,722	4,395
	Federal Bank Ltd.	1,441,614	4,383
	Persistent Systems Ltd.	84,055	4,295
	Bharat Forge Ltd.	211,004	4,206
	Ashok Leyland Ltd.	2,312,190	3,974
	Fortis Healthcare Ltd.	397,627	3,889
	Jindal Steel Ltd.	298,901	3,868
	REC Ltd.	1,014,989	3,811
[2]	ICICI Lombard General Insurance Co. Ltd.	203,672	3,800
	GAIL India Ltd.	2,192,300	3,792
*	Adani Energy Solutions Ltd.	266,567	3,790
	Torrent Pharmaceuticals Ltd.	84,319	3,725
*	Max Financial Services Ltd.	221,563	3,710
	Vedanta Ltd.	1,281,880	3,681
*	One 97 Communications Ltd.	315,797	3,670
	Godrej Consumer Products Ltd.	324,489	3,668
	Hitachi Energy India Ltd.	10,044	3,568
	Marico Ltd.	426,938	3,495
	Dixon Technologies India Ltd.	29,471	3,490
	Pidilite Industries Ltd.	237,781	3,461
	Polycab India Ltd.	40,147	3,448
[2]	Laurus Labs Ltd.	294,582	3,439
*	Swiggy Ltd.	1,190,669	3,417
	Coforge Ltd.	267,887	3,408
[2]	LTM Ltd.	74,636	3,384
	United Spirits Ltd.	238,099	3,336
	Aurobindo Pharma Ltd.	225,744	3,322
*	Adani Green Energy Ltd.	245,896	3,201
	Multi Commodity Exchange of India Ltd.	99,736	3,142
	Embassy Office Parks REIT	692,677	3,106
	Muthoot Finance Ltd.	85,638	3,103
	SRF Ltd.	116,113	3,100
	ABB India Ltd.	40,467	3,091
	UPL Ltd.	450,163	3,063
	Ambuja Cements Ltd.	651,037	3,062
	Solar Industries India Ltd.	18,569	3,033
	DLF Ltd.	485,822	3,024
	National Aluminium Co. Ltd.	711,431	3,010
	Info Edge India Ltd.	291,987	3,009
*	Yes Bank Ltd.	14,059,243	2,971
	Hindustan Petroleum Corp. Ltd.	733,492	2,907
	APL Apollo Tubes Ltd.	141,706	2,857
	Glenmark Pharmaceuticals Ltd.	110,782	2,817
*	FSN E-Commerce Ventures Ltd.	1,002,361	2,813
	Phoenix Mills Ltd.	149,952	2,796
	Voltas Ltd.	184,042	2,787
*	Siemens Ltd.	68,979	2,780
	Torrent Power Ltd.	150,717	2,774
	NMDC Ltd.	2,873,368	2,750
	Tube Investments of India Ltd.	87,624	2,729
*	IndusInd Bank Ltd.	280,369	2,722
	JSW Energy Ltd.	454,165	2,696
	Bosch Ltd.	6,905	2,627
	Sundaram Finance Ltd.	54,453	2,610
*	Vishal Mega Mart Ltd.	2,004,356	2,596
	IDFC First Bank Ltd.	3,511,138	2,590
	KEI Industries Ltd.	49,943	2,570

Total World Stock Index Fund
		Shares	Market Value• ($000)
	MRF Ltd.	1,827	2,506
	Mphasis Ltd.	101,367	2,447
	Havells India Ltd.	185,493	2,429
[1]	Wipro Ltd. ADR	1,187,604	2,423
	Siemens Energy India Ltd.	69,679	2,420
	Colgate-Palmolive India Ltd.	108,859	2,412
	Exide Industries Ltd.	628,693	2,399
	360 ONE WAM Ltd.	218,969	2,396
	Bajaj Holdings & Investment Ltd.	21,859	2,377
*	Delhivery Ltd.	477,005	2,357
	Steel Authority of India Ltd.	1,203,297	2,356
*	Vodafone Idea Ltd.	21,637,545	2,342
	Biocon Ltd.	606,972	2,309
	Hindustan Zinc Ltd.	360,512	2,282
	Oil India Ltd.	439,542	2,282
	Dabur India Ltd.	487,947	2,277
	Hyundai Motor India Ltd.	117,276	2,257
	Punjab National Bank	1,946,966	2,255
	Bank of Baroda	792,916	2,212
*	Godrej Properties Ltd.	113,752	2,209
	Wipro Ltd.	1,035,017	2,205
[2]	Sona Blw Precision Forgings Ltd.	340,570	2,195
[2]	Macrotech Developers Ltd.	229,955	2,192
	NHPC Ltd.	2,468,349	2,173
	Mankind Pharma Ltd.	91,185	2,170
*	GMR Airports Ltd.	2,106,317	2,152
	PI Industries Ltd.	66,370	2,141
	WAAREE Energies Ltd.	63,948	2,113
	Radico Khaitan Ltd.	57,945	2,096
	Oracle Financial Services Software Ltd.	20,171	2,084
	Zydus Lifesciences Ltd.	219,043	2,070
	Alkem Laboratories Ltd.	35,179	2,008
	Shree Cement Ltd.	7,844	2,006
	L&T Finance Ltd.	672,083	1,991
	Coromandel International Ltd.	94,727	1,987
	Jindal Stainless Ltd. (XNSE)	243,493	1,979
	Union Bank of India Ltd.	1,117,308	1,965
*	Piramal Finance Ltd.	92,354	1,954
	Prestige Estates Projects Ltd.	130,184	1,950
	Blue Star Ltd.	103,315	1,949
	Indian Bank	213,562	1,925
	Canara Bank	1,319,376	1,883
*	Aditya Birla Capital Ltd.	513,397	1,879
	Supreme Industries Ltd.	48,652	1,869
	Navin Fluorine International Ltd.	25,815	1,863
	Ipca Laboratories Ltd.	114,650	1,856
[2]	Bandhan Bank Ltd.	873,019	1,848
	Page Industries Ltd.	4,679	1,821
	JK Cement Ltd.	32,088	1,797
	Mazagon Dock Shipbuilders Ltd.	61,748	1,786
	UNO Minda Ltd.	149,612	1,761
[2]	Indian Railway Finance Corp. Ltd.	1,564,329	1,729
	Mahindra & Mahindra Financial Services Ltd.	517,676	1,703
	Astral Ltd. (XNSE)	104,483	1,691
	Apar Industries Ltd.	12,761	1,668
	SBI Cards & Payment Services Ltd.	241,840	1,650
	Petronet LNG Ltd.	561,112	1,642
	Oberoi Realty Ltd.	92,630	1,638
[2]	ICICI Prudential Life Insurance Co. Ltd.	301,679	1,637
*,3	Talwandi Sabo Power Ltd.	1,281,880	1,635
*,3	Malco Energy Ltd.	1,281,880	1,635
*,3	Vedanta Aluminium Metal	1,281,880	1,635
*,3	Vedanta Iron & Steel Ltd.	1,281,880	1,635
[2]	Brookfield India Real Estate Trust	471,816	1,625
	Balkrishna Industries Ltd.	70,956	1,623
	Lloyds Metals & Energy Ltd.	85,105	1,589
	LIC Housing Finance Ltd.	267,666	1,573
	Tata Communications Ltd.	93,452	1,563
[2]	Nippon Life India Asset Management Ltd.	145,577	1,559
	Jubilant Foodworks Ltd.	305,972	1,548

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Manappuram Finance Ltd.	485,625	1,509
	JB Chemicals & Pharmaceuticals Ltd.	68,668	1,480
[2]	PNB Housing Finance Ltd. (XNSE)	132,806	1,471
[2]	Aster DM Healthcare Ltd.	196,293	1,456
	Kalyan Jewellers India Ltd.	328,381	1,438
*	ITC Hotels Ltd.	836,691	1,424
	Schaeffler India Ltd.	32,226	1,410
	Patanjali Foods Ltd.	285,818	1,390
*,2	Krishna Institute of Medical Sciences Ltd.	195,992	1,385
	Indian Railway Catering & Tourism Corp. Ltd.	241,543	1,380
	Computer Age Management Services Ltd.	175,030	1,371
[2]	IndiGrid Infrastructure Trust	752,209	1,365
	Hindustan Copper Ltd.	239,812	1,364
	Crompton Greaves Consumer Electricals Ltd.	465,360	1,346
	Apollo Tyres Ltd.	308,697	1,334
	Container Corp. of India Ltd.	247,398	1,333
*	Amber Enterprises India Ltd.	15,628	1,329
	Welspun Corp. Ltd.	97,811	1,313
	Dalmia Bharat Ltd.	64,497	1,300
	Rail Vikas Nigam Ltd.	410,489	1,296
	Adani Total Gas Ltd.	192,709	1,295
	Cholamandalam Financial Holdings Ltd.	77,341	1,274
	Great Eastern Shipping Co. Ltd.	76,097	1,271
[2]	General Insurance Corp. of India	303,369	1,260
	Anand Rathi Wealth Ltd.	32,037	1,220
[2]	RBL Bank Ltd.	337,716	1,205
	Tata Technologies Ltd.	192,695	1,186
	Angel One Ltd.	356,026	1,166
	Acutaas Chemicals Ltd.	41,662	1,145
	Motilal Oswal Financial Services Ltd.	133,950	1,137
[2]	Mindspace Business Parks REIT	229,171	1,130
	Narayana Hrudayalaya Ltd.	60,341	1,127
	Tata Elxsi Ltd.	25,681	1,125
	Gujarat Fluorochemicals Ltd.	29,351	1,119
	Central Depository Services India Ltd.	82,863	1,117
*	MTAR Technologies Ltd.	16,335	1,117
	Karur Vysya Bank Ltd.	359,520	1,116
	Thermax Ltd.	25,812	1,113
[2]	Cochin Shipyard Ltd.	60,630	1,113
*	Star Health & Allied Insurance Co. Ltd.	198,989	1,104
	Bharti Hexacom Ltd.	68,367	1,101
	Kirloskar Oil Engines Ltd.	60,816	1,097
	Timken India Ltd.	30,088	1,092
	Ajanta Pharma Ltd.	36,163	1,079
[2]	Gland Pharma Ltd.	58,172	1,078
	Indraprastha Gas Ltd.	610,975	1,074
	Kalpataru Projects International Ltd.	80,244	1,065
*,2	SAI Life Sciences Ltd.	93,168	1,053
	Amara Raja Energy & Mobility Ltd.	113,050	1,045
	HDB Financial Services Ltd.	148,024	1,030
	Bank of Maharashtra	1,233,433	1,025
*	Ather Energy Ltd.	103,541	1,025
[2]	Premier Energies Ltd.	94,548	1,020
	Redington Ltd.	438,388	1,007
	TD Power Systems Ltd.	82,358	1,004
	ACC Ltd.	66,359	998
	CESC Ltd.	501,290	997
	Escorts Kubota Ltd.	28,885	991
	Bank of India	666,182	988
	Linde India Ltd.	12,703	984
*	Kaynes Technology India Ltd.	22,911	983
	Deepak Nitrite Ltd.	53,277	982
	ZF Commercial Vehicle Control Systems India Ltd.	6,305	981
	AIA Engineering Ltd.	23,200	970
[2]	Home First Finance Co. India Ltd.	78,743	969
[2]	Dr Lal PathLabs Ltd.	66,855	968
	IIFL Finance Ltd.	197,130	959
	Gujarat State Fertilizers & Chemicals Ltd.	529,863	956
	Neuland Laboratories Ltd.	6,010	955
	Aarti Industries Ltd.	177,121	952

Total World Stock Index Fund
		Shares	Market Value• ($000)
	HFCL Ltd.	772,275	951
	Brigade Enterprises Ltd.	112,711	942
	Himadri Speciality Chemical Ltd.	146,429	941
*	AWL Agri Business Ltd.	449,696	934
*	Wockhardt Ltd.	62,644	925
	City Union Bank Ltd.	321,428	919
*	NTPC Green Energy Ltd.	783,773	910
	Usha Martin Ltd.	189,386	907
	Nuvama Wealth Management Ltd.	64,468	904
	Bharat Dynamics Ltd.	62,351	901
	Ramco Cements Ltd.	90,621	896
[2]	Sansera Engineering Ltd.	33,440	892
*	Bajaj Housing Finance Ltd.	965,817	892
	CRISIL Ltd.	19,580	891
	TVS Holdings Ltd.	5,911	890
	Tata Chemicals Ltd.	103,115	883
	Berger Paints India Ltd.	175,234	878
	GlaxoSmithKline Pharmaceuticals Ltd.	35,560	878
	Housing & Urban Development Corp. Ltd.	371,523	870
	Carborundum Universal Ltd.	84,800	856
	KPIT Technologies Ltd.	106,347	855
*	Sammaan Capital Ltd.	544,530	834
	United Breweries Ltd.	53,967	832
	NLC India Ltd.	247,379	830
	Tamilnad Mercantile Bank Ltd.	104,898	821
*	Onesource Speciality Pharma Ltd.	44,645	820
	Sundram Fasteners Ltd.	91,221	818
*	Poonawalla Fincorp Ltd.	185,051	818
	KPR Mill Ltd.	81,549	810
	Indian Renewable Energy Development Agency Ltd.	562,387	806
	3M India Ltd.	2,267	798
	Motherson Sumi Wiring India Ltd.	1,856,255	798
	Natco Pharma Ltd.	68,640	796
	Data Patterns India Ltd.	18,379	794
	Kfin Technologies Ltd.	83,422	794
	Tata Investment Corp. Ltd.	103,720	789
	Piramal Pharma Ltd.	457,681	785
	Global Health Ltd.	66,111	782
[2]	PowerGrid Infrastructure Investment Trust	792,462	779
[2]	L&T Technology Services Ltd.	20,221	778
	South Indian Bank Ltd.	1,835,425	767
	Five-Star Business Finance Ltd.	150,835	766
	Godfrey Phillips India Ltd.	32,035	764
	NBCC India Ltd.	783,057	762
	Kajaria Ceramics Ltd.	59,638	750
	HBL Engineering Ltd.	88,483	749
*	Medplus Health Services Ltd.	80,922	747
	Nava Ltd.	106,179	743
	Aptus Value Housing Finance India Ltd.	267,352	738
	Whirlpool of India Ltd.	69,729	728
	Can Fin Homes Ltd.	79,433	728
	Zen Technologies Ltd.	40,923	727
	Atul Ltd.	10,044	724
*	Affle 3i Ltd.	48,053	723
	Sagility Ltd.	1,626,424	720
[2]	Indian Energy Exchange Ltd.	540,448	714
	Emami Ltd.	150,980	711
	Granules India Ltd.	95,895	711
	Ceat Ltd.	19,385	708
	Aegis Logistics Ltd.	94,104	697
	Gujarat State Petronet Ltd.	230,494	695
	Asahi India Glass Ltd.	78,124	690
[2]	Syngene International Ltd.	137,928	683
*	Jaiprakash Power Ventures Ltd.	3,260,206	682
	Craftsman Automation Ltd.	8,345	680
	Castrol India Ltd.	347,976	679
	CCL Products India Ltd.	56,428	679
	Triveni Turbine Ltd.	111,995	679
	JSW Infrastructure Ltd.	235,471	679
	BEML Ltd.	35,434	677

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Elgi Equipments Ltd.	114,164	670
	Force Motors Ltd.	3,171	669
*	Reliance Power Ltd.	2,177,444	664
	IRB Infrastructure Developers Ltd.	2,908,586	664
	UTI Asset Management Co. Ltd.	65,607	660
	Syrma SGS Technology Ltd.	64,714	658
	Zee Entertainment Enterprises Ltd.	688,643	655
	Garden Reach Shipbuilders & Engineers Ltd.	21,094	655
	Arvind Ltd.	153,621	649
	PG Electroplast Ltd.	112,958	641
*	PVR Inox Ltd.	56,697	640
[2]	Endurance Technologies Ltd.	25,769	637
	Jubilant Pharmova Ltd.	64,837	637
	Godawari Power & Ispat Ltd.	202,468	636
*	EID Parry India Ltd.	70,619	631
*	Inventurus Knowledge Solutions Ltd.	36,017	630
	Balrampur Chini Mills Ltd.	114,369	629
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	46,914	629
	Shyam Metalics & Energy Ltd.	67,938	627
	Honeywell Automation India Ltd.	1,906	625
*	Cartrade Tech Ltd.	36,100	621
*	Go Digit General Insurance Ltd.	187,332	613
	Jubilant Ingrevia Ltd.	81,104	611
	Vijaya Diagnostic Centre Ltd.	51,036	611
	Grindwell Norton Ltd.	36,670	610
*	Inox Wind Ltd.	568,293	610
*	Sterlite Technologies Ltd.	194,762	609
	Voltamp Transformers Ltd.	4,883	608
	Kirloskar Pneumatic Co. Ltd.	38,174	608
[2]	IRB InvIT Fund	946,591	605
*,2	Ujjivan Small Finance Bank Ltd.	1,006,830	604
	Mahanagar Gas Ltd.	49,831	599
	Cyient Ltd.	64,270	594
	Aditya Birla Real Estate Ltd.	37,433	589
	Aditya Birla Sun Life Asset Management Co. Ltd.	54,661	588
*	CreditAccess Grameen Ltd.	42,678	587
	Rainbow Children's Medicare Ltd.	44,059	585
	Praj Industries Ltd.	135,254	584
	Vardhman Textiles Ltd.	87,678	570
*	Ola Electric Mobility Ltd.	1,464,957	567
	NCC Ltd.	323,044	561
	Karnataka Bank Ltd.	196,892	560
	RR Kabel Ltd.	33,398	556
	Anant Raj Ltd.	107,088	554
	KEC International Ltd.	92,787	550
	Netweb Technologies India Ltd.	12,650	545
	JK Tyre & Industries Ltd.	124,719	538
*	PTC Industries Ltd.	3,152	536
*	Azad Engineering Ltd.	23,122	531
*	NMDC Steel Ltd.	1,161,546	525
	Sobha Ltd. (XNSE)	34,251	520
	Strides Pharma Science Ltd.	46,763	514
	Bayer CropScience Ltd.	10,168	512
	Hexaware Technologies Ltd.	107,914	512
*	Aavas Financiers Ltd.	34,352	503
	LMW Ltd.	3,214	495
	Chennai Petroleum Corp. Ltd.	41,434	495
	Gujarat Gas Ltd.	122,589	494
	Gujarat Mineral Development Corp. Ltd.	63,498	494
	Zensar Technologies Ltd.	90,498	493
	Finolex Cables Ltd.	46,951	492
*	Indian Overseas Bank	1,325,185	492
[2]	Paradeep Phosphates Ltd.	359,246	491
*	Cohance Lifesciences Ltd.	95,382	488
*,2	Lemon Tree Hotels Ltd.	391,721	488
*	Prime Focus Ltd.	147,759	488
	Birlasoft Ltd.	124,475	487
	Tilaknagar Industries Ltd.	98,969	487
	Engineers India Ltd.	182,406	486
	EIH Ltd.	142,878	484

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Ratnamani Metals & Tubes Ltd.	17,242	482
	Capri Global Capital Ltd.	244,062	481
	Authum Investment & Infrastucture Ltd.	95,795	480
	CIE Automotive India Ltd.	95,269	478
	Gabriel India Ltd.	43,915	478
	Titagarh Rail System Ltd.	58,220	475
	SJVN Ltd.	565,702	474
	Minda Corp. Ltd.	85,845	473
*	Schneider Electric Infrastructure Ltd.	35,880	472
	Techno Electric & Engineering Co. Ltd.	34,603	471
	Chambal Fertilisers & Chemicals Ltd.	101,353	469
	Kansai Nerolac Paints Ltd.	222,824	465
*	Godrej Industries Ltd.	45,786	464
	Firstsource Solutions Ltd.	204,149	463
	LT Foods Ltd.	100,860	462
	PTC India Ltd.	208,193	458
	eClerx Services Ltd.	30,280	458
	KSB Ltd.	43,936	455
	V-Guard Industries Ltd.	128,894	451
*,2	Eris Lifesciences Ltd.	32,157	449
	Shaily Engineering Plastics Ltd.	16,768	449
	Edelweiss Financial Services Ltd.	370,357	448
*	Bajaj Consumer Care Ltd.	93,726	447
*	Aadhar Housing Finance Ltd.	86,446	447
	Cemindia Projects Ltd.	51,366	444
*	Devyani International Ltd.	335,108	443
*	Nazara Technologies Ltd.	158,792	443
	Metro Brands Ltd.	40,391	438
[2]	Metropolis Healthcare Ltd.	85,976	434
	Bata India Ltd.	56,931	432
	Olectra Greentech Ltd.	32,669	431
	Avanti Feeds Ltd.	29,194	430
	VA Tech Wabag Ltd.	26,739	428
*	Jyoti CNC Automation Ltd.	53,897	427
	DCM Shriram Ltd.	32,710	424
	Doms Industries Ltd.	17,346	421
	JM Financial Ltd.	285,030	420
	Trident Ltd.	1,516,554	419
	Astra Microwave Products Ltd.	35,173	419
[2]	IndiaMart InterMesh Ltd.	18,644	415
	Intellect Design Arena Ltd.	52,467	415
	Shriram Pistons & Rings Ltd.	11,224	415
	Archean Chemical Industries Ltd.	64,261	413
	Swan Corp. Ltd.	115,723	411
*	Honasa Consumer Ltd.	113,498	410
	Gillette India Ltd.	4,859	409
*	Sapphire Foods India Ltd.	186,991	407
*	Aditya Birla Lifestyle Brands Ltd.	372,364	406
	Shipping Corp. of India Ltd.	125,690	405
	HEG Ltd.	64,425	405
	Bikaji Foods International Ltd.	56,318	403
	Belrise Industries Ltd.	177,127	400
	PCBL CHEMICAL Ltd.	128,317	395
	Afcons Infrastructure Ltd.	109,812	395
	Jammu & Kashmir Bank Ltd.	288,734	394
[2]	KPI Green Energy Ltd.	83,125	394
*	BlackBuck Ltd.	66,966	389
	Ramkrishna Forgings Ltd.	60,770	385
	CMS Info Systems Ltd.	123,462	379
*	Sterling & Wilson Renewable	170,888	379
	Sumitomo Chemical India Ltd.	84,403	375
	Alembic Pharmaceuticals Ltd.	46,523	372
	Procter & Gamble Health Ltd.	6,726	371
	Jindal Saw Ltd.	156,942	370
	Sun TV Network Ltd.	57,602	369
	Chalet Hotels Ltd.	46,053	368
	Care Ratings Ltd.	20,479	362
	Gujarat Pipavav Port Ltd.	217,326	358
	Sarda Energy & Minerals Ltd.	57,184	358
	Sudarshan Chemical Industries Ltd.	36,950	357

Total World Stock Index Fund
		Shares	Market Value• ($000)
[2]	New India Assurance Co. Ltd.	209,859	356
	Poly Medicure Ltd.	22,193	355
	Jyothy Labs Ltd.	125,415	353
	GMM Pfaudler Ltd.	36,724	351
	Orient Electric Ltd.	178,774	350
*	Rategain Travel Technologies Ltd.	54,794	350
	G R Infraprojects Ltd.	34,706	344
	Happiest Minds Technologies Ltd.	86,649	343
	JK Lakshmi Cement Ltd.	50,162	342
*	BrainBees Solutions Ltd.	134,153	341
	Aarti Pharmalabs Ltd.	43,188	339
	Prudent Corporate Advisory Services Ltd.	11,341	339
	AstraZeneca Pharma India Ltd.	3,876	337
	Blue Dart Express Ltd.	5,819	337
	Gravita India Ltd.	19,505	337
[2]	IRCON International Ltd.	206,589	335
	Time Technoplast Ltd.	163,640	334
	JSW Dulux Ltd.	10,664	333
	Kirloskar Brothers Ltd.	18,149	332
	Supreme Petrochem Ltd.	41,282	330
	BASF India Ltd.	8,538	329
*	Hindustan Construction Co. Ltd.	1,389,565	326
	Pricol Ltd.	53,732	326
	Arvind Fashions Ltd.	69,260	325
	DCB Bank Ltd.	163,334	324
	SKF India Ltd.	17,788	323
	Zydus Wellness Ltd.	60,215	323
	Mahindra Lifespace Developers Ltd.	89,451	322
	EPL Ltd.	133,127	319
	GHCL Ltd.	59,253	318
	Century Plyboards India Ltd.	37,259	315
	KRBL Ltd.	79,882	310
	Finolex Industries Ltd.	169,019	310
*	Gokaldas Exports Ltd.	41,131	309
	Tega Industries Ltd.	17,268	304
	Marksans Pharma Ltd.	154,065	302
*	Tbo Tek Ltd.	22,709	302
	Vinati Organics Ltd.	21,487	301
[2]	Tejas Networks Ltd.	67,676	297
	Sonata Software Ltd.	108,866	295
	IDBI Bank Ltd.	366,011	294
	IIFL Capital Services Ltd.	88,471	294
	Elecon Engineering Co. Ltd.	54,502	293
	Jupiter Life Line Hospitals Ltd.	22,591	293
	Vesuvius India Ltd.	52,960	291
	Clean Science & Technology Ltd.	33,216	288
*,2	Equitas Small Finance Bank Ltd.	407,119	288
	Mrs Bectors Food Specialities Ltd.	138,695	288
	Shilpa Medicare Ltd.	66,036	284
	Transformers & Rectifiers India Ltd.	78,865	280
	Fine Organic Industries Ltd.	5,648	277
	KNR Constructions Ltd.	207,864	275
[2]	Godrej Agrovet Ltd.	43,547	274
	Graphite India Ltd.	36,497	273
	Knowledge Realty Trust	217,126	273
	Bajaj Electricals Ltd.	64,172	269
	Sanofi India Ltd.	7,445	268
	Caplin Point Laboratories Ltd.	14,678	266
*	Sun Pharma Advanced Research Co. Ltd.	175,215	265
	TSF Investments Ltd.	61,827	264
*	SBFC Finance Ltd.	262,081	256
*	IFCI Ltd.	409,822	255
*	Aditya Birla Fashion & Retail Ltd.	372,364	254
*	Allcargo Logistics Ltd.	2,467,085	252
*	Eureka Forbes Ltd.	47,780	252
*	Le Travenues Technology Ltd.	140,998	251
*	Sanofi Consumer Healthcare India Ltd.	4,933	248
	Genus Power Infrastructures Ltd.	74,899	248
	Birla Corp. Ltd.	25,708	247
*	GMR Power & Urban Infra Ltd.	215,841	244

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Mastek Ltd.	13,582	244
	JK Paper Ltd.	63,690	243
	Garware Hi-Tech Films Ltd.	5,726	243
	Maharashtra Scooters Ltd.	1,874	243
	Concord Biotech Ltd.	19,807	240
	Bombay Burmah Trading Co.	15,052	239
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	47,988	238
*	Nuvoco Vistas Corp. Ltd.	74,717	235
*	SignatureGlobal India Ltd.	25,529	235
*	Just Dial Ltd.	41,366	230
*	Tata Teleservices Maharashtra Ltd.	501,862	228
	Central Bank of India Ltd.	586,562	227
	Action Construction Equipment Ltd.	23,855	225
	Welspun India Ltd.	163,043	224
	JBM Auto Ltd.	33,344	223
*	Websol Energy System Ltd.	188,480	221
	Triveni Engineering & Industries Ltd.	50,317	219
*	Restaurant Brands Asia Ltd.	315,551	218
*	Chemplast Sanmar Ltd.	89,858	217
*	Shree Renuka Sugars Ltd.	702,285	217
	ISGEC Heavy Engineering Ltd.	18,816	217
	Jupiter Wagons Ltd.	72,009	216
*	TVS Supply Chain Solutions Ltd.	177,181	215
	BLS International Services Ltd.	72,612	214
	Westlife Foodworld Ltd.	42,368	213
	Alkyl Amines Chemicals Ltd.	13,163	211
	Rallis India Ltd.	74,494	210
*,3	Embassy Developments Ltd.	425,000	209
	Cera Sanitaryware Ltd.	3,753	209
	Pfizer Ltd.	4,150	207
	Garware Technical Fibres Ltd.	31,580	205
	ION Exchange India Ltd.	48,802	205
	Tanla Platforms Ltd.	37,034	202
	Power Mech Projects Ltd.	7,679	202
	Suprajit Engineering Ltd.	45,808	201
	Safari Industries India Ltd.	13,246	198
	Paisalo Digital Ltd.	370,757	196
	Shakti Pumps India Ltd.	32,760	196
*	Borosil Renewables Ltd.	36,359	193
	Anup Engineering Ltd.	8,819	193
	RITES Ltd.	80,897	188
	NIIT Learning Systems Ltd.	56,349	187
	Gateway Distriparks Ltd.	303,103	184
	Rain Industries Ltd.	136,140	182
	PNC Infratech Ltd.	80,266	182
	Railtel Corp. of India Ltd.	52,839	182
	Newgen Software Technologies Ltd.	33,749	181
	Electrosteel Castings Ltd.	205,511	179
	Maharashtra Seamless Ltd.	26,258	178
*	RattanIndia Power Ltd.	1,646,457	177
*	AvenuesAI Ltd.	1,207,451	176
	Vedant Fashions Ltd.	38,647	175
*	India Cements Ltd.	41,368	173
	Mangalore Refinery & Petrochemicals Ltd.	97,251	172
	Balaji Amines Ltd.	11,748	166
*	Network18 Media & Investments Ltd.	455,290	166
	Campus Activewear Ltd.	62,618	164
*	VIP Industries Ltd.	51,550	162
*	Valor Estate Ltd.	146,798	162
	Rhi Magnesita India Ltd.	37,741	161
*,3	Reliance Infrastructure Ltd.	190,564	160
*	Ashoka Buildcon Ltd.	104,100	148
	AurionPro Solutions Ltd.	15,938	147
	NOCIL Ltd.	76,124	145
	Polyplex Corp. Ltd.	14,297	143
*	V-Mart Retail Ltd.	21,612	141
	Relaxo Footwears Ltd.	44,286	140
	Texmaco Rail & Engineering Ltd.	125,174	140
	Kaveri Seed Co. Ltd.	13,514	138
*	Alok Industries Ltd.	890,350	130

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Raymond Lifestyle Ltd.	15,375	130
	Saregama India Ltd.	35,469	129
[2]	Dilip Buildcon Ltd.	24,359	120
*	Zaggle Prepaid Ocean Services Ltd.	46,683	119
	Cello World Ltd.	26,752	118
	TTK Prestige Ltd.	22,000	117
	Orient Cement Ltd.	76,098	116
[2]	Quess Corp. Ltd.	53,096	111
*	Sheela Foam Ltd.	20,446	110
*	Jai Balaji Industries Ltd.	128,462	107
*	Rajesh Exports Ltd.	83,961	106
	Thomas Cook India Ltd.	100,656	100
	Galaxy Surfactants Ltd.	4,894	96
*	Raymond Ltd.	19,219	95
	Route Mobile Ltd.	16,654	93
*	TeamLease Services Ltd.	6,983	91
*	JSW Holdings Ltd.	630	83
	Symphony Ltd.	6,918	62
	Vaibhav Global Ltd.	25,010	58
*,3	Allcargo Global Ltd.	177,663	44
*	Gulshan Chemfill Ltd.	12,483	4
			1,522,202
Indonesia (0.1%)
	Bank Central Asia Tbk PT	42,076,820	14,266
	Bank Rakyat Indonesia Persero Tbk PT	56,544,742	9,782
	Bank Mandiri Persero Tbk PT	37,772,364	9,611
	Telkom Indonesia Persero Tbk PT	37,416,440	6,121
	Astra International Tbk PT	17,340,430	6,007
*	Amman Mineral Internasional PT	9,749,700	2,877
*	Dian Swastatika Sentosa Tbk PT	24,545,200	2,299
*	Bumi Resources Minerals Tbk PT	43,496,382	2,026
	Bank Negara Indonesia Persero Tbk PT	8,650,560	1,864
*	Merdeka Copper Gold Tbk PT	9,770,900	1,829
*	GoTo Gojek Tokopedia Tbk PT	580,142,100	1,811
*	Barito Pacific Tbk PT	16,871,377	1,793
	United Tractors Tbk PT	1,012,560	1,701
*	Bumi Resources Tbk PT	121,482,465	1,690
	Indofood Sukses Makmur Tbk PT	3,566,200	1,391
	Charoen Pokphand Indonesia Tbk PT	5,958,000	1,381
	Aneka Tambang Tbk	5,319,100	1,154
	Sumber Alfaria Trijaya Tbk PT	14,488,400	1,109
	Alamtri Resources Indonesia Tbk PT	7,552,500	1,102
	Adaro Andalan Indonesia PT	1,493,200	1,000
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,745,200	987
	Petrindo Jaya Kreasi Tbk PT	12,378,300	861
	Kalbe Farma Tbk PT	15,586,500	781
	Perusahaan Gas Negara Persero Tbk PT	6,351,200	715
	Indofood CBP Sukses Makmur Tbk PT	1,803,600	707
	Elang Mahkota Teknologi Tbk PT	12,364,300	591
	XLSMART Telecom Sejahtera Tbk PT	3,450,446	586
	Medco Energi Internasional Tbk PT	4,933,581	500
	Sarana Menara Nusantara Tbk PT	17,292,500	475
	Vale Indonesia Tbk PT	1,180,144	468
	Pabrik Kertas Tjiwi Kimia Tbk PT	891,800	447
	Trimegah Bangun Persada Tbk PT	7,244,000	438
	Alamtri Minerals Indonesia Tbk PT	4,050,900	434
	Medikaloka Hermina Tbk PT	6,352,900	422
	Indosat Tbk PT	3,501,600	404
	Unilever Indonesia Tbk PT	4,518,200	401
	Mitra Keluarga Karyasehat Tbk PT	3,503,400	390
	Mitra Adiperkasa Tbk PT	5,496,000	387
	AKR Corporindo Tbk PT	4,222,200	386
*	Japfa Comfeed Indonesia Tbk PT	2,544,500	365
*	MNC Digital Entertainment Tbk PT	7,638,286	353
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,471,700	346
*	Bukalapak.com PT Tbk	39,241,700	338
	Dayamitra Telekomunikasi PT	11,275,900	336
	Bukit Asam Persero Tbk PT	1,937,900	322
	Timah Tbk PT	1,493,300	310

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Gudang Garam Tbk PT	330,600	306
	Cisarua Mountain Dairy Tbk PT	1,236,200	302
	Tower Bersama Infrastructure Tbk PT	2,764,259	279
*	ESSA Industries Indonesia Tbk PT	5,478,700	277
*	Bank Jago Tbk PT	3,518,500	266
	Ciputra Development Tbk PT	6,511,930	260
*	Bank Tabungan Negara Persero Tbk PT	3,224,980	253
	Bank Syariah Indonesia Persero Tbk PT	2,461,181	253
	Semen Indonesia Persero Tbk PT	2,056,694	238
*	Siloam International Hospitals Tbk PT	1,650,401	238
	Mayora Indah Tbk PT	2,290,500	226
	Pakuwon Jati Tbk PT	12,205,800	223
	Jasa Marga Persero Tbk PT	1,257,417	215
	BFI Finance Indonesia Tbk PT	4,558,800	211
	Avia Avian Tbk PT	9,290,900	208
	Map Aktif Adiperkasa PT	5,841,700	206
*	Bumi Serpong Damai Tbk PT	4,606,300	205
	Indocement Tunggal Prakarsa Tbk PT	655,375	197
	Summarecon Agung Tbk PT	9,447,166	169
	Surya Citra Media Tbk PT	11,298,100	163
	Indo Tambangraya Megah Tbk PT	101,500	156
	Astra Agro Lestari Tbk PT	294,355	138
	Bank Pan Indonesia Tbk PT	2,092,200	124
	Bank BTPN Syariah Tbk PT	1,919,700	111
*	Lippo Karawaci Tbk PT	19,524,292	93
*	Panin Financial Tbk PT	6,493,900	91
	MDS Retailing Tbk PT	968,300	91
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	3,103,700	90
	Aspirasi Hidup Indonesia Tbk PT	3,765,500	78
*	Bank Neo Commerce Tbk PT	4,158,400	74
*	Media Nusantara Citra Tbk PT	4,372,200	61
*	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,217,790	61
*,3	Waskita Karya Persero Tbk PT	9,251,808	—
			89,427
Ireland (0.1%)
	AIB Group plc	1,761,612	20,305
	Bank of Ireland Group plc	800,609	15,770
	Kerry Group plc Class A	144,348	12,233
	Kingspan Group plc	123,741	11,449
	Ryanair Holdings plc	199,634	5,238
	Glanbia plc (XDUB)	145,761	3,385
	Cairn Homes plc (XDUB)	426,619	1,092
*,3	Greencore Group plc	145,599	4
*,3	Irish Bank Resolution Corp. Ltd.	14,385	—
			69,476
Israel (0.3%)
*	Teva Pharmaceutical Industries Ltd.	928,992	32,655
	Bank Leumi Le-Israel BM	1,232,026	31,188
	Bank Hapoalim BM	1,103,829	29,616
*	Tower Semiconductor Ltd.	92,712	19,320
	Elbit Systems Ltd.	21,740	18,087
*	Nova Ltd.	26,062	13,014
	Israel Discount Bank Ltd. Class A	1,117,990	12,437
	Phoenix Financial Ltd.	187,544	11,284
	Mizrahi Tefahot Bank Ltd.	129,015	10,145
*	Enlight Renewable Energy Ltd.	111,543	9,927
	Bezeq The Israeli Telecommunication Corp. Ltd.	2,515,650	6,844
	Next Vision Stabilized Systems Ltd.	56,318	6,469
	Harel Insurance Investments & Financial Services Ltd.	93,631	5,798
*	Nice Ltd.	47,803	4,886
*	OPC Energy Ltd.	116,250	4,865
	Clal Insurance Enterprises Holdings Ltd.	52,170	4,508
	Azrieli Group Ltd.	27,358	4,364
*	Camtek Ltd.	22,033	4,213
	Mega Or Holdings Ltd.	17,775	3,636
	Tel Aviv Stock Exchange Ltd.	68,193	3,431
	First International Bank of Israel Ltd.	36,940	3,090
	Big Shopping Centers Ltd.	11,406	3,009
	ICL Group Ltd.	549,589	2,943

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Migdal Insurance & Financial Holdings Ltd.	422,072	2,697
	Menora Mivtachim Holdings Ltd.	15,754	2,571
	Delek Group Ltd.	6,928	2,381
	Melisron Ltd.	15,686	2,313
	Shufersal Ltd.	140,402	2,095
	Paz Retail & Energy Ltd.	7,306	2,022
*	Doral Group Renewable Energy Resources Ltd.	80,705	2,015
	Strauss Group Ltd.	45,938	1,990
	Mivne Real Estate KD Ltd.	391,509	1,887
*	Shikun & Binui Ltd.	253,296	1,692
	Energix-Renewable Energies Ltd.	215,419	1,600
*	Shapir Engineering & Industry Ltd.	111,619	1,569
*	Bet Shemesh Engines Holdings 1997 Ltd.	6,400	1,565
	Kenon Holdings Ltd.	16,085	1,488
	Partner Communications Co. Ltd.	109,176	1,453
	Alony Hetz Properties & Investments Ltd.	116,065	1,401
*	OY Nofar Energy Ltd.	22,165	1,397
*	Fattal Holdings 1998 Ltd.	5,538	1,384
	Meitav Investment House Ltd.	29,044	1,329
	Reit 1 Ltd.	145,927	1,281
	FIBI Holdings Ltd.	11,640	1,208
	Turpaz Industries Ltd.	46,689	1,190
	Matrix IT Ltd.	36,105	1,109
	Amot Investments Ltd.	154,460	1,056
	YH Dimri Construction & Development Ltd.	7,687	1,048
	El Al Israel Airlines	231,716	1,042
	Cellcom Israel Ltd.	82,003	1,007
	One Software Technologies Ltd.	45,604	996
	Formula Systems 1985 Ltd.	7,065	991
*	Meshek Energy Renewable Energies Ltd.	227,816	991
	Electra Ltd.	29,640	977
	Oil Refineries Ltd.	1,808,894	925
	Israel Canada T.R Ltd.	132,683	925
*	Gilat Satellite Networks Ltd.	50,217	909
	Inrom Construction Industries Ltd.	94,905	890
	Generation Capital Ltd.	1,111,480	883
	Isracard Ltd.	171,333	875
	Hilan Ltd.	12,014	861
	Aura Investments Ltd.	117,433	838
*	Priortech Ltd.	7,592	813
	Israel Corp. Ltd.	2,831	805
	Ashtrom Group Ltd.	30,729	760
	Max Stock Ltd.	73,033	727
	Danel Adir Yeoshua Ltd.	4,460	710
*	Equital Ltd.	16,480	709
*	Isrotel Ltd.	13,621	709
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,728	708
*	Argo Properties NV	15,032	707
	Qualitau Ltd.	3,739	706
*	Airport City Ltd.	37,952	705
*	Nayax Ltd.	9,987	696
	Aryt Industries Ltd.	48,877	696
	Fox Wizel Ltd.	6,117	660
	Sella Capital Real Estate Ltd.	173,996	650
	Gav-Yam Lands Corp. Ltd.	43,838	607
	Summit Real Estate Holdings Ltd.	28,498	534
	Blue Square Real Estate Ltd.	3,766	505
	IDI Insurance Co. Ltd.	6,276	485
	Lapidoth Capital Ltd.	17,092	473
	Delta Galil Ltd.	8,123	471
	Delek Automotive Systems Ltd.	60,377	459
	Elco Ltd.	7,402	361
	G City Ltd.	76,532	270
*	Orion Retail Properties Ltd.	236,958	259
*	Perion Network Ltd.	25,241	258
			316,023
Italy (0.8%)
	UniCredit SpA	1,218,591	94,176
	Intesa Sanpaolo SpA	12,288,629	83,492

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Enel SpA	6,256,811	73,053
	Eni SpA	1,538,838	43,513
	Prysmian SpA	236,531	35,979
	Generali	777,782	34,854
	Ferrari NV	96,897	33,531
	STMicroelectronics NV	541,247	29,493
	Leonardo SpA	332,332	20,753
	BPER Banca SpA	1,273,170	18,794
	Banca Monte dei Paschi di Siena SpA	1,733,882	18,483
	Banco BPM SpA	1,248,112	18,186
	Terna - Rete Elettrica Nazionale	1,123,930	13,519
	FinecoBank Banca Fineco SpA	543,226	13,486
*	Stellantis NV	1,831,259	13,438
	Snam SpA	1,631,055	12,862
	Moncler SpA	189,876	11,463
[2]	Poste Italiane SpA	340,749	9,045
	Unipol Assicurazioni SpA	295,666	7,725
*	Telecom Italia SpA (MTAA)	8,428,173	6,651
	Tenaris SA	207,799	6,633
	Italgas SpA	482,237	5,825
	Lottomatica Group SpA	192,036	5,646
[1]	Saipem SpA	962,913	5,217
	Recordati Industria Chimica e Farmaceutica SpA	84,579	4,938
	A2A SpA	1,229,508	3,501
	Buzzi SpA	61,170	3,349
	Davide Campari-Milano NV	439,955	3,264
	Azimut Holding SpA	75,203	3,194
	Banca Mediolanum SpA	142,850	3,131
	Hera SpA	628,364	2,965
	Interpump Group SpA	64,067	2,701
	Brunello Cucinelli SpA	26,878	2,623
	Banca Generali SpA	38,280	2,511
*	Technoprobe SpA	110,048	2,388
	Iveco Group NV	140,085	2,298
	SOL SpA	31,704	2,144
[2]	Pirelli & C SpA	291,664	2,006
[2]	Nexi SpA	418,463	1,995
[2]	Technogym SpA	82,916	1,954
	De' Longhi SpA	49,668	1,931
[1,2]	Infrastrutture Wireless Italiane SpA	215,678	1,829
	Maire SpA	95,779	1,771
	Mediobanca Banca di Credito Finanziario SpA	74,615	1,741
	Reply SpA	15,666	1,737
	Tenaris SA ADR	26,582	1,699
	Iren SpA	459,540	1,406
	ERG SpA	42,215	1,141
	Brembo NV	119,710	1,128
[1]	DiaSorin SpA	15,804	1,078
	Amplifon SpA	89,187	988
[2]	Carel Industries SpA	31,974	976
	Webuild SpA (MTAA)	321,334	955
*	Fincantieri SpA	65,803	925
[2]	Enav SpA	156,225	915
	Danieli & C Officine Meccaniche SpA (MTAA)	11,340	888
	Tamburi Investment Partners SpA	83,125	823
	ACEA SpA	31,136	817
	Credito Emiliano SpA	42,857	760
	MFE-MediaForEurope NV Class A	185,212	632
	Banca IFIS SpA	17,903	488
	Italmobiliare SpA	13,795	471
	Cementir Holding NV	26,273	470
[2]	RAI Way SpA	63,457	456
	El.En. SpA	29,464	454
	Sesa SpA	4,305	436
	Moltiply Group SpA	10,827	433
	Intercos SpA	30,207	431
*	Salvatore Ferragamo SpA	48,656	424
[1]	Sanlorenzo SpA	8,234	322
*,2	BFF Bank SpA	129,109	314
	Ariston Holding NV	56,751	262

Total World Stock Index Fund
		Shares	Market Value• ($000)
	MFE-MediaForEurope NV Class B	50,501	219
[2]	Anima Holding SpA	27,826	218
*,2	GVS SpA	39,763	198
	Arnoldo Mondadori Editore SpA	74,965	181
	Alerion Cleanpower SpA	5,494	177
[1]	Piaggio & C SpA	90,492	171
[1]	Tinexta SpA	8,575	153
*,1	Juventus Football Club SpA	62,426	149
[1]	MARR SpA	13,886	141
[1]	Zignago Vetro SpA	13,478	112
	Rizzoli Corriere Della Sera Mediagroup SpA	37,870	43
			691,642
Japan (5.7%)
	Toyota Motor Corp.	8,580,840	164,713
	Mitsubishi UFJ Financial Group Inc.	8,869,060	159,313
	Hitachi Ltd.	3,501,160	111,331
	Advantest Corp.	586,256	109,465
	SoftBank Group Corp.	3,171,360	108,330
	Tokyo Electron Ltd.	358,600	105,673
	Sumitomo Mitsui Financial Group Inc.	2,952,744	104,259
	Sony Group Corp.	4,857,700	97,326
	Mitsubishi Corp.	2,659,700	85,181
	Mizuho Financial Group Inc.	1,948,010	83,770
	Mitsubishi Heavy Industries Ltd.	2,593,170	77,395
	Mitsui & Co. Ltd.	2,056,300	77,206
	Keyence Corp.	158,232	72,576
	Fast Retailing Co. Ltd.	149,300	70,282
	Shin-Etsu Chemical Co. Ltd.	1,502,280	69,168
	Tokio Marine Holdings Inc.	1,458,356	66,788
	Mitsubishi Electric Corp.	1,604,240	64,380
	ITOCHU Corp.	5,084,840	63,017
	Fujikura Ltd.	1,320,700	50,957
	Hoya Corp.	271,151	50,636
	Recruit Holdings Co. Ltd.	1,076,127	49,852
	Marubeni Corp.	1,201,228	46,753
	Murata Manufacturing Co. Ltd.	1,341,422	44,487
	Takeda Pharmaceutical Co. Ltd.	1,275,039	42,628
	Nintendo Co. Ltd.	835,160	40,855
	Sumitomo Electric Industries Ltd.	608,700	40,073
	Panasonic Holdings Corp.	1,849,559	37,834
*	Kioxia Holdings Corp.	154,200	37,310
	KDDI Corp.	2,211,900	36,197
	FANUC Corp.	760,955	33,614
	Disco Corp.	70,500	33,543
	Japan Tobacco Inc.	889,282	33,130
	Daikin Industries Ltd.	226,963	32,069
	Softbank Corp.	22,601,030	31,810
	Komatsu Ltd.	738,350	31,615
	ORIX Corp.	936,660	31,525
	Sumitomo Corp.	831,000	30,898
	TDK Corp.	1,574,400	28,787
	Chugai Pharmaceutical Co. Ltd.	522,100	27,843
	Fujitsu Ltd.	1,385,100	27,801
	Renesas Electronics Corp.	1,335,723	27,012
	NEC Corp.	1,005,600	26,749
	Otsuka Holdings Co. Ltd.	362,100	26,391
	Sompo Holdings Inc.	707,325	26,323
	Daiichi Life Group Inc.	2,829,400	25,905
	MS&AD Insurance Group Holdings Inc.	1,006,968	25,893
	Mitsubishi Estate Co. Ltd.	903,191	25,739
	Japan Post Bank Co. Ltd.	1,484,436	25,473
	Ajinomoto Co. Inc.	785,500	25,246
	Honda Motor Co. Ltd.	3,046,623	24,722
	Daiichi Sankyo Co. Ltd.	1,509,100	24,514
	Mitsui Fudosan Co. Ltd.	2,165,900	23,721
	Toyota Tsusho Corp.	578,400	22,706
	Resona Holdings Inc.	1,812,189	22,666
	SMC Corp.	44,300	21,784
	Astellas Pharma Inc.	1,502,600	21,294

Total World Stock Index Fund
	Shares	Market Value• ($000)
NTT Inc.	21,289,900	20,738
Seven & i Holdings Co. Ltd.	1,721,600	20,537
Aeon Co. Ltd.	2,031,728	19,577
East Japan Railway Co.	887,315	19,369
Nomura Holdings Inc.	2,410,400	19,307
Kyocera Corp.	1,106,400	19,225
Sumitomo Mitsui Trust Group Inc.	567,892	18,987
Inpex Corp.	727,100	18,956
ENEOS Holdings Inc.	2,240,107	18,813
Bridgestone Corp.	900,708	18,718
FUJIFILM Holdings Corp.	976,400	17,969
Canon Inc.	686,100	17,651
Denso Corp.	1,466,600	17,523
Ibiden Co. Ltd.	204,100	17,457
Central Japan Railway Co.	718,195	17,230
Sumitomo Realty & Development Co. Ltd.	552,292	17,121
Lasertec Corp.	61,700	17,053
Suzuki Motor Corp.	1,465,884	16,394
Japan Post Holdings Co. Ltd.	1,354,052	15,703
Asics Corp.	548,300	15,570
Terumo Corp.	1,210,956	15,408
Daiwa House Industry Co. Ltd.	502,100	15,320
Furukawa Electric Co. Ltd.	55,000	14,937
Kao Corp.	393,548	14,665
Nippon Steel Corp.	3,968,390	14,610
Resonac Holdings Corp.	154,288	14,120
Kajima Corp.	359,000	14,031
Taisei Corp.	128,299	13,913
JX Advanced Metals Corp.	440,125	13,655
IHI Corp.	745,700	13,621
Shionogi & Co. Ltd.	658,700	13,308
Kubota Corp.	814,900	13,303
Kansai Electric Power Co. Inc.	827,400	13,255
Kawasaki Heavy Industries Ltd.	643,900	13,238
Obayashi Corp.	561,100	13,192
Ebara Corp.	382,300	13,078
Secom Co. Ltd.	357,874	13,030
Sumitomo Metal Mining Co. Ltd.	203,300	12,499
Oriental Land Co. Ltd.	887,200	12,344
Daifuku Co. Ltd.	278,800	12,190
Asahi Group Holdings Ltd.	1,237,356	12,183
Mitsui Kinzoku Co. Ltd.	43,300	11,897
Nippon Yusen KK	326,300	11,727
NIDEC Corp.	754,492	11,622
Tokyo Gas Co. Ltd.	268,600	11,407
Bandai Namco Holdings Inc.	495,200	11,367
Kirin Holdings Co. Ltd.	720,500	11,362
Nitto Denko Corp.	597,200	11,359
Chubu Electric Power Co. Inc.	660,070	11,352
Sekisui House Ltd.	513,700	11,185
Asahi Kasei Corp.	1,121,600	11,036
Japan Exchange Group Inc.	897,000	10,685
Osaka Gas Co. Ltd.	291,100	10,460
Daiwa Securities Group Inc.	1,083,600	10,200
T&D Holdings Inc.	405,000	9,812
Mitsui OSK Lines Ltd.	257,617	9,731
Nomura Research Institute Ltd.	352,869	9,524
Ryohin Keikaku Co. Ltd.	406,540	9,417
SBI Holdings Inc.	465,580	9,394
Konami Group Corp.	77,100	9,258
Toray Industries Inc.	1,283,000	9,212
SCREEN Holdings Co. Ltd.	137,500	9,116
Fuji Electric Co. Ltd.	108,177	9,092
Pan Pacific International Holdings Corp.	1,597,800	9,037
Niterra Co. Ltd.	158,200	8,552
Yokohama Financial Group Inc.	895,579	8,501
Olympus Corp.	856,100	8,420
NGK Corp.	239,900	7,595
Obic Co. Ltd.	274,600	7,297
Shimizu Corp.	376,800	7,280

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Yaskawa Electric Corp.	200,563	7,112
	Kokusai Electric Corp.	168,200	7,079
	Yokogawa Electric Corp.	196,700	6,849
	Chiba Bank Ltd.	495,200	6,835
	Makita Corp.	183,800	6,825
	Mitsubishi HC Capital Inc. (XTKS)	741,750	6,737
	Subaru Corp.	448,500	6,680
	Eisai Co. Ltd.	222,700	6,666
	Aisin Corp.	418,000	6,628
	Sojitz Corp.	175,059	6,557
	Shiseido Co. Ltd.	315,000	6,434
	Shimano Inc.	59,700	6,263
	Nagase & Co. Ltd.	793,300	5,967
	Shizuoka Financial Group Inc.	335,100	5,883
	West Japan Railway Co.	324,064	5,866
	Mitsubishi Chemical Group Corp.	997,984	5,851
*	Rakuten Group Inc.	1,178,700	5,739
	Minebea Mitsumi Inc.	286,284	5,724
	Capcom Co. Ltd.	267,800	5,654
	JFE Holdings Inc.	512,900	5,633
	Mebuki Financial Group Inc.	674,150	5,597
	TOPPAN Holdings Inc.	186,200	5,535
	Isuzu Motors Ltd.	396,320	5,461
	Dai Nippon Printing Co. Ltd.	288,200	5,459
	Fukuoka Financial Group Inc.	132,664	5,416
	Rohm Co. Ltd.	249,200	5,391
	LY Corp.	2,008,400	5,283
	Unicharm Corp.	901,500	5,266
	Omron Corp.	145,800	5,237
	Kyoto Financial Group Inc.	187,800	5,191
	Nippon Sanso Holdings Corp.	144,600	5,098
	Hankyu Hanshin Holdings Inc.	174,500	5,059
	Nippon Building Fund Inc.	5,980	5,022
	AGC Inc.	138,900	4,981
	Idemitsu Kosan Co. Ltd.	581,770	4,978
	Kikkoman Corp.	545,650	4,957
	Yamaha Motor Co. Ltd.	694,000	4,875
	Food & Life Cos. Ltd.	83,600	4,863
	MISUMI Group Inc.	210,900	4,855
	Daito Trust Construction Co. Ltd.	208,460	4,689
	Nitori Holdings Co. Ltd.	320,900	4,639
	Shimadzu Corp.	197,000	4,579
*	Tokyo Electric Power Co. Holdings Inc.	1,199,900	4,568
	Tokyo Ohka Kogyo Co. Ltd.	77,100	4,533
	Isetan Mitsukoshi Holdings Ltd.	237,000	4,504
	Nippon Paint Holdings Co. Ltd.	708,053	4,466
	Tosoh Corp.	288,190	4,441
	Nippon Express Holdings Inc.	169,100	4,441
	Kinden Corp.	82,700	4,431
	Toyo Suisan Kaisha Ltd.	64,500	4,430
	Kawasaki Kisen Kaisha Ltd.	271,691	4,429
	Kurita Water Industries Ltd.	81,700	4,416
[1]	Sanrio Co. Ltd.	756,380	4,408
	MEIJI Holdings Co. Ltd.	183,568	4,357
	Sekisui Chemical Co. Ltd.	284,000	4,352
	Ono Pharmaceutical Co. Ltd.	293,400	4,339
	Nitto Boseki Co. Ltd.	23,500	4,318
	SUMCO Corp.	262,726	4,192
	Taiyo Yuden Co. Ltd.	99,700	4,088
	Nexon Co. Ltd.	239,924	4,050
	Kandenko Co. Ltd.	92,382	4,030
	Hachijuni Nagano Bank Ltd.	293,900	3,982
	Kyushu Electric Power Co. Inc.	362,800	3,923
*	Nissan Motor Co. Ltd.	1,713,641	3,921
	TOTO Ltd.	111,000	3,899
	Horiba Ltd.	27,900	3,885
	Yokohama Rubber Co. Ltd.	94,900	3,863
	Zensho Holdings Co. Ltd.	69,800	3,847
	Japan Post Insurance Co. Ltd.	392,934	3,831
	Japan Real Estate Investment Corp.	4,979	3,811

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Sony Financial Group Inc.	4,203,200	3,771
	Nissan Chemical Corp.	87,100	3,766
	Hulic Co. Ltd.	330,371	3,726
	Tokyu Corp.	347,800	3,699
	Japan Metropolitan Fund Investment	4,933	3,656
	Toho Co. Ltd.	395,900	3,650
	Sumitomo Chemical Co. Ltd.	1,118,292	3,649
	Mirait One Corp.	140,000	3,608
	Mitsubishi Gas Chemical Co. Inc.	128,000	3,604
	MatsukiyoCocokara & Co.	247,140	3,601
	Amada Co. Ltd.	212,700	3,597
	Gunma Bank Ltd.	260,400	3,566
	Ricoh Co. Ltd.	422,500	3,563
	BayCurrent Inc.	108,370	3,490
	TIS Inc.	159,600	3,478
	Kanematsu Corp.	252,000	3,466
	Tokyu Fudosan Holdings Corp.	404,386	3,443
	Trend Micro Inc.	97,900	3,408
	Sumitomo Forestry Co. Ltd.	374,300	3,383
	Asahi Intecc Co. Ltd.	159,900	3,365
	Tokyo Tatemono Co. Ltd.	145,100	3,339
	Square Enix Holdings Co. Ltd.	210,900	3,327
	Iyogin Holdings Inc.	170,000	3,276
	Brother Industries Ltd.	172,300	3,272
	Hokuhoku Financial Group Inc.	85,700	3,267
	Okumura Corp.	82,600	3,247
	Hikari Tsushin Inc.	13,300	3,230
	UBE Corp.	211,800	3,210
	Sanwa Holdings Corp.	140,000	3,202
	Skylark Holdings Co. Ltd.	166,447	3,194
	Nifco Inc.	107,902	3,180
	Mitsubishi Materials Corp.	96,134	3,168
	Nippon Prologis REIT Inc.	5,497	3,148
	Sysmex Corp.	356,102	3,145
	McDonald's Holdings Co. Japan Ltd.	60,400	3,134
	NOF Corp.	153,100	3,127
	Tokyo Seimitsu Co. Ltd.	28,000	3,094
	Yakult Honsha Co. Ltd.	176,076	3,066
	Nomura Real Estate Master Fund Inc.	2,973	3,064
	Inaba Denki Sangyo Co. Ltd.	181,000	3,053
	Sapporo Holdings Ltd.	270,800	3,038
	Open House Group Co. Ltd.	51,500	3,031
	Azbil Corp.	340,300	3,029
	Otsuka Corp.	163,100	3,025
	Japan Steel Works Ltd.	49,500	3,025
	COMSYS Holdings Corp.	83,798	3,018
	Dentsu Group Inc.	156,849	2,978
	Modec Inc.	36,000	2,976
	Haseko Corp.	172,200	2,974
	Mazda Motor Corp.	461,300	2,969
	Hazama Ando Corp.	244,800	2,968
	Mitsui Chemicals Inc.	243,200	2,967
	Meiko Electronics Co. Ltd.	14,689	2,966
	THK Co. Ltd.	79,100	2,965
	Teijin Ltd.	290,800	2,929
	KDX Realty Investment Corp.	2,796	2,920
	Nippon Kayaku Co. Ltd.	262,900	2,916
	Nippon Shokubai Co. Ltd.	211,600	2,913
	M3 Inc.	300,938	2,899
	Seibu Holdings Inc.	123,188	2,899
	Kintetsu Group Holdings Co. Ltd.	135,500	2,893
	Maruwa Co. Ltd.	6,100	2,882
	Oji Holdings Corp.	547,700	2,879
	Electric Power Development Co. Ltd.	117,600	2,878
*	Rakuten Bank Ltd.	71,200	2,877
	Kobe Steel Ltd.	233,200	2,874
	Zeon Corp.	246,000	2,867
	NH Foods Ltd.	69,300	2,855
	Dowa Holdings Co. Ltd.	46,500	2,830
	77 Bank Ltd.	147,000	2,830

Total World Stock Index Fund
		Shares	Market Value• ($000)
	USS Co. Ltd.	259,800	2,806
	GS Yuasa Corp.	69,400	2,806
	Sumitomo Heavy Industries Ltd.	82,000	2,774
	SG Holdings Co. Ltd.	289,300	2,708
	Denka Co. Ltd.	103,400	2,693
	Hirose Electric Co. Ltd.	19,221	2,672
	Hamamatsu Photonics KK	207,100	2,670
	Kyowa Kirin Co. Ltd.	177,200	2,670
	GLP J-Reit	3,059	2,651
	EXEO Group Inc.	142,400	2,614
	ADEKA Corp.	103,500	2,592
	Seiko Epson Corp.	191,000	2,569
	Hitachi Construction Machinery Co. Ltd.	73,000	2,555
	CyberAgent Inc.	317,568	2,543
	Fuyo General Lease Co. Ltd.	91,700	2,539
	United Urban Investment Corp.	2,241	2,536
	JGC Holdings Corp.	166,800	2,534
	Tobu Railway Co. Ltd.	141,500	2,527
	Hoshizaki Corp.	77,564	2,522
	Nabtesco Corp.	76,000	2,514
	Tohoku Electric Power Co. Inc.	359,100	2,508
	Nissin Foods Holdings Co. Ltd.	139,900	2,505
	Nikon Corp.	225,500	2,495
	Mitsui E&S Co. Ltd.	68,600	2,474
	Suntory Beverage & Food Ltd.	85,700	2,470
	Anritsu Corp.	94,000	2,461
	NSK Ltd.	301,100	2,446
	Tsuruha Holdings Inc.	185,660	2,443
[1]	Nikkon Holdings Co. Ltd.	75,100	2,427
	Kanamic Network Co. Ltd.	691,000	2,417
	Medipal Holdings Corp.	135,100	2,414
	Fuji Corp.	61,400	2,392
	J Front Retailing Co. Ltd.	164,300	2,391
	Nippon Electric Glass Co. Ltd.	45,400	2,370
	Daiwa House REIT Investment Corp.	2,918	2,347
	Nomura Real Estate Holdings Inc.	359,300	2,344
	Keisei Electric Railway Co. Ltd.	327,100	2,336
	Santen Pharmaceutical Co. Ltd.	225,700	2,326
	Penta-Ocean Construction Co. Ltd.	207,200	2,322
	Yamato Holdings Co. Ltd.	204,600	2,318
	SKY Perfect JSAT Corp.	106,100	2,316
	Orix JREIT Inc.	3,633	2,308
	Odakyu Electric Railway Co. Ltd.	230,000	2,303
	Kyushu Railway Co.	99,624	2,287
	Ulvac Inc.	36,000	2,267
	Kuraray Co. Ltd.	214,900	2,257
	Credit Saison Co. Ltd.	81,500	2,257
	MonotaRO Co. Ltd.	189,844	2,257
	SWCC Corp.	22,000	2,252
	Takasago Thermal Engineering Co. Ltd.	77,700	2,241
	Takashimaya Co. Ltd.	187,700	2,232
	Nishi-Nippon Financial Holdings Inc.	87,900	2,207
	UACJ Corp.	123,100	2,172
	Chugin Financial Group Inc.	116,300	2,164
	Hirogin Holdings Inc.	183,000	2,162
	Shimamura Co. Ltd.	102,900	2,155
	Japan Hotel REIT Investment Corp.	4,300	2,149
	Daishi Hokuetsu Financial Group Inc.	172,100	2,146
	Marui Group Co. Ltd.	111,400	2,133
	Micronics Japan Co. Ltd.	25,300	2,127
	NHK Spring Co. Ltd.	116,000	2,119
*	Mercari Inc.	86,018	2,093
	Toyoda Gosei Co. Ltd.	70,700	2,086
	Rohto Pharmaceutical Co. Ltd.	141,700	2,084
	Kyushu Financial Group Inc.	255,070	2,083
	Yamazaki Baking Co. Ltd.	98,500	2,060
	Tokyo Metro Co. Ltd.	203,700	2,051
	Kraftia Corp.	33,200	2,048
	Nichias Corp.	103,200	2,048
	Koito Manufacturing Co. Ltd.	124,500	2,020

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kamigumi Co. Ltd.	60,900	2,013
[1]	Studio Alice Co. Ltd.	175,900	2,013
	Nisshin Seifun Group Inc.	157,620	2,013
	Zenkoku Hosho Co. Ltd.	100,000	2,013
	Invincible Investment Corp.	5,084	2,000
	Cosmo Energy Holdings Co. Ltd.	77,704	1,986
	Lixil Corp.	191,700	1,979
	ZOZO Inc.	294,800	1,979
	Air Water Inc.	139,400	1,977
	Yamaha Corp.	276,700	1,975
	Kewpie Corp.	74,300	1,971
	Yamaguchi Financial Group Inc.	114,400	1,966
	Toyo Tire Corp.	78,900	1,934
[1]	Daisyo Corp.	293,000	1,923
	Taiheiyo Cement Corp.	84,700	1,923
	Advance Residence Investment Corp.	1,849	1,911
	JTEKT Corp.	156,000	1,905
	ANA Holdings Inc.	113,730	1,890
*,1	Metaplanet Inc.	878,200	1,888
	Kadokawa Corp.	82,172	1,872
	Rorze Corp.	77,800	1,865
	Persol Holdings Co. Ltd.	1,251,300	1,862
	Organo Corp.	18,400	1,859
	Coca-Cola Bottlers Japan Holdings Inc.	85,675	1,858
	Dexerials Corp.	118,400	1,848
	Citizen Watch Co. Ltd.	158,200	1,833
	Yamato Kogyo Co. Ltd.	24,000	1,832
	ALSOK Co. Ltd.	238,700	1,805
	Hyakugo Bank Ltd.	158,200	1,800
	Alfresa Holdings Corp.	119,100	1,798
	Keio Corp.	378,500	1,784
	Toyo Seikan Group Holdings Ltd.	85,800	1,780
	Alps Alpine Co. Ltd.	117,267	1,760
	Mitsubishi Logistics Corp.	196,500	1,760
	CKD Corp.	45,400	1,759
	DMG Mori Co. Ltd.	94,400	1,759
	Shiga Bank Ltd.	142,000	1,751
	Iwatani Corp.	140,400	1,726
	INFRONEER Holdings Inc.	125,752	1,712
	Rinnai Corp.	75,000	1,705
	Taiyo Holdings Co. Ltd.	55,200	1,701
	Sumitomo Rubber Industries Ltd.	130,272	1,689
*,1	Sumitomo Pharma Co. Ltd.	152,900	1,688
	Macnica Holdings Inc.	99,300	1,677
	Kansai Paint Co. Ltd.	111,200	1,669
	Meidensha Corp.	30,400	1,661
	Hisamitsu Pharmaceutical Co. Inc.	43,100	1,653
	Tokai Carbon Co. Ltd.	232,200	1,651
	Lion Corp.	167,900	1,642
	Kobe Bussan Co. Ltd.	93,300	1,633
	GMO Payment Gateway Inc.	32,406	1,628
	Nichirei Corp.	133,900	1,609
	Japan Airport Terminal Co. Ltd.	49,900	1,604
	ST Corp.	169,200	1,581
	Socionext Inc.	129,800	1,580
	Sanki Engineering Co. Ltd.	101,700	1,567
	BIPROGY Inc.	53,900	1,550
	Sankyu Inc.	28,800	1,548
	Stanley Electric Co. Ltd.	79,100	1,544
	Suruga Bank Ltd.	104,000	1,542
	Sinfonia Technology Co. Ltd.	16,700	1,535
	Morinaga Milk Industry Co. Ltd.	50,300	1,518
	Toho Gas Co. Ltd.	202,000	1,517
	Suzuken Co. Ltd.	42,760	1,514
	Sankyo Co. Ltd.	127,400	1,507
	Sega Sammy Holdings Inc.	103,700	1,503
	Harmonic Drive Systems Inc.	43,938	1,498
	Keikyu Corp.	152,700	1,497
	North Pacific Bank Ltd.	235,300	1,496
	Toda Corp.	164,700	1,495

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Tokyo Century Corp.	108,680	1,493
	Chugoku Electric Power Co. Inc.	259,900	1,491
	Industrial & Infrastructure Fund Investment Corp.	1,584	1,483
	Japan Prime Realty Investment Corp.	2,340	1,481
	Seiko Group Corp.	39,600	1,471
	San-In Godo Bank Ltd.	122,400	1,471
	Kakaku.com Inc.	87,768	1,467
	Internet Initiative Japan Inc.	83,400	1,467
	Nippon Gas Co. Ltd.	85,200	1,463
	Japan Airlines Co. Ltd.	93,045	1,463
	Nagoya Railroad Co. Ltd.	128,700	1,454
	Rigaku Holdings Corp.	83,600	1,453
	Sumitomo Bakelite Co. Ltd.	41,200	1,451
[1]	Ferrotec Corp.	30,065	1,449
	Nissui Corp.	183,900	1,432
	Juroku Financial Group Inc.	109,000	1,432
	Japan Petroleum Exploration Co. Ltd.	100,000	1,431
	NANKAI Co. Ltd.	75,300	1,428
	Kobayashi Pharmaceutical Co. Ltd.	38,400	1,423
	Sugi Holdings Co. Ltd.	70,800	1,417
	Iida Group Holdings Co. Ltd.	100,097	1,416
	Mitsui Fudosan Logistics Park Inc.	1,971	1,415
	Shibaura Mechatronics Corp.	45,500	1,414
	Keihan Holdings Co. Ltd.	68,100	1,412
	Mitsui-Soko Holdings Co. Ltd.	55,900	1,409
	Jeol Ltd.	34,900	1,404
	Nippon Shinyaku Co. Ltd.	45,800	1,404
	Sekisui House REIT Inc.	2,570	1,398
	Mitsui Fudosan Accommodations Fund Inc.	1,664	1,390
	Daido Steel Co. Ltd.	117,200	1,370
	DIC Corp.	59,800	1,369
	Nisshinbo Holdings Inc.	103,500	1,365
	Casio Computer Co. Ltd.	133,500	1,354
	Oki Electric Industry Co. Ltd.	62,300	1,348
	Tokyo Kiraboshi Financial Group Inc.	17,949	1,336
	Ezaki Glico Co. Ltd.	36,800	1,331
	Takara Holdings Inc.	118,100	1,331
	Dai-Dan Co. Ltd.	74,300	1,327
	Aichi Financial Group Inc.	139,755	1,326
	Miura Co. Ltd.	63,200	1,309
	Activia Properties Inc.	1,443	1,298
	Daihen Corp.	13,100	1,296
	Yamada Holdings Co. Ltd.	384,372	1,282
	Canon Marketing Japan Inc.	56,200	1,279
	Makino Milling Machine Co. Ltd.	16,800	1,276
	Oracle Corp. Japan	22,800	1,269
	Daiwabo Holdings Co. Ltd.	61,100	1,244
	Maruichi Steel Tube Ltd.	133,800	1,243
	Resorttrust Inc.	111,000	1,236
	Ushio Inc.	61,400	1,236
	Corona Corp.	207,300	1,234
	Mabuchi Motor Co. Ltd.	128,000	1,205
	Seino Holdings Co. Ltd.	78,200	1,199
	ARE Holdings Inc.	52,300	1,197
	Kokuyo Co. Ltd.	238,800	1,189
	Hyakujushi Bank Ltd.	78,000	1,189
	Shikoku Electric Power Co. Inc.	119,000	1,185
	Aozora Bank Ltd.	72,690	1,173
	Namura Shipbuilding Co. Ltd.	44,500	1,166
	Keiyo Bank Ltd.	83,700	1,160
	LaSalle Logiport REIT	1,186	1,159
	Sundrug Co. Ltd.	48,100	1,157
	Bank of Nagoya Ltd.	30,900	1,154
	Ogaki Kyoritsu Bank Ltd.	25,600	1,146
*,1	Money Forward Inc.	37,094	1,136
	Cosmos Pharmaceutical Corp.	29,200	1,135
	Daicel Corp.	144,400	1,132
	Tokuyama Corp.	43,300	1,112
	Konica Minolta Inc.	347,800	1,106
	Max Co. Ltd.	103,200	1,105

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Takeuchi Manufacturing Co. Ltd.	24,300	1,095
	Senko Group Holdings Co. Ltd.	92,300	1,093
	Tsumura & Co.	46,700	1,089
	K's Holdings Corp.	93,968	1,086
	Senshu Ikeda Holdings Inc.	184,500	1,086
	Rengo Co. Ltd.	137,300	1,082
	Japan Elevator Service Holdings Co. Ltd.	106,600	1,078
	NOK Corp.	60,300	1,072
	Toho Holdings Co. Ltd.	37,100	1,059
	Calbee Inc.	55,900	1,059
	Kotobuki Spirits Co. Ltd.	82,500	1,056
	Park24 Co. Ltd.	89,800	1,056
	Yamaichi Electronics Co. Ltd.	15,782	1,053
	Tsugami Corp.	34,900	1,047
	Fuso Chemical Co. Ltd.	49,800	1,043
	Shikoku Kasei Holdings Corp.	32,500	1,040
	Hakuhodo DY Holdings Inc.	154,700	1,039
	NS Solutions Corp.	44,600	1,033
	C Uyemura & Co. Ltd.	6,900	1,033
	Amano Corp.	45,100	1,031
	Musashi Seimitsu Industry Co. Ltd.	37,600	1,029
	Nihon Kohden Corp.	110,200	1,026
	CHIMNEY Co. Ltd.	134,700	1,025
	Mizuho Leasing Co. Ltd.	112,000	1,018
	Japan Logistics Fund Inc.	1,671	1,018
	Nishi-Nippon Railroad Co. Ltd.	55,400	1,015
	Towa Corp.	52,953	1,006
	Sawai Group Holdings Co. Ltd.	74,100	998
	Nipro Corp.	102,600	996
	Kaneka Corp.	31,800	995
	Daiwa Securities Living Investments Corp.	1,439	990
	Wacoal Holdings Corp.	33,300	982
	Kagome Co. Ltd.	57,100	981
	NTN Corp.	399,800	976
	Hanwa Co. Ltd.	94,000	971
	ABC-Mart Inc.	57,100	970
	Goldwin Inc.	69,300	970
	Nojima Corp.	124,200	968
	MEITEC Group Holdings Inc.	48,100	963
	Oita Bank Ltd.	70,500	961
	Lintec Corp.	29,300	948
	AEON REIT Investment Corp.	1,169	937
	Sotetsu Holdings Inc.	55,400	934
	Koei Tecmo Holdings Co. Ltd.	94,324	934
	OSG Corp.	44,600	933
	House Foods Group Inc.	48,500	931
	Sanyo Denki Co. Ltd.	21,000	930
[1]	Kusuri no Aoki Holdings Co. Ltd.	38,900	928
	CCI Group Inc.	154,000	926
[1]	Hokkaido Electric Power Co. Inc.	142,300	925
	OKUMA Corp.	32,200	924
	Furuno Electric Co. Ltd.	19,800	919
	Awa Bank Ltd.	22,600	917
	Fujimi Inc.	44,300	916
	Comforia Residential REIT Inc.	1,302	916
	Tomy Co. Ltd.	56,200	913
	Morinaga & Co. Ltd.	53,400	911
	Sumitomo Warehouse Co. Ltd.	37,800	911
	Hulic REIT Inc.	873	911
	Tsubakimoto Chain Co.	60,600	908
	Nihon M&A Center Holdings Inc.	214,000	896
	Mizuno Corp.	41,900	890
	PILLAR Corp.	15,100	888
	Kanadevia Corp.	114,500	882
	Tocalo Co. Ltd.	44,200	882
	NTT UD REIT Investment Corp.	999	877
	First Bank of Toyama Ltd.	53,136	876
	Musashino Bank Ltd.	57,600	875
	Frontier Real Estate Investment Corp.	1,595	874
	Takuma Co. Ltd.	49,400	871

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Pigeon Corp.	80,360	868
	Blue Zones Holdings Co. Ltd.	78,000	868
	Relo Group Inc.	69,253	867
[1]	Colowide Co. Ltd.	72,200	855
[1]	PIA Corp.	38,300	855
	NSD Co. Ltd.	49,680	853
	Acom Co. Ltd.	264,700	849
	Nihon Parkerizing Co. Ltd.	92,000	846
	Kumagai Gumi Co. Ltd.	88,000	844
	Taikisha Ltd.	38,000	844
	Mori Trust REIT Inc.	1,735	842
	Yoshinoya Holdings Co. Ltd.	41,600	839
	Exedy Corp.	21,300	834
	Daiseki Co. Ltd.	31,120	833
	SHO-BOND Holdings Co. Ltd.	98,400	832
	Nanto Bank Ltd.	87,500	830
	Osaka Soda Co. Ltd.	68,800	824
	Noritake Co. Ltd.	37,200	819
	DeNA Co. Ltd.	50,203	819
	Kiyo Bank Ltd.	30,807	816
	Raito Kogyo Co. Ltd.	33,400	814
	Umios Corp.	96,000	812
	Glory Ltd.	31,900	811
	Mitsubishi Motors Corp.	412,900	806
*	Visional Inc.	17,042	805
	Kose Holdings Corp.	22,400	799
	Ship Healthcare Holdings Inc.	53,700	799
	Tokyu REIT Inc.	648	799
	JVCKenwood Corp.	105,700	797
	Fuji Media Holdings Inc.	32,000	792
	Toho Bank Ltd.	184,300	787
	H2O Retailing Corp.	53,600	786
	Japan Excellent Inc.	859	786
	Nextage Co. Ltd.	35,600	781
	Yodoko Ltd.	90,700	779
	Union Tool Co.	7,200	774
	Okamura Corp.	48,200	773
	Toei Animation Co. Ltd.	46,730	773
	Daiwa Office Investment Corp.	361	772
	H.U. Group Holdings Inc.	38,500	768
	AEON Financial Service Co. Ltd.	77,000	766
	Kyoritsu Maintenance Co. Ltd.	50,344	766
	San ju San Financial Group Inc.	74,720	766
	Nippon Light Metal Holdings Co. Ltd.	41,830	766
	Inabata & Co. Ltd.	30,900	762
	Hokuriku Electric Power Co.	136,500	760
	Mori Hills REIT Investment Corp.	883	757
*,1	Chiyoda Corp.	116,500	756
	Nakanishi Inc.	42,787	756
	Toa Corp.	42,000	750
	JCU Corp.	17,600	749
	Chugoku Marine Paints Ltd.	36,500	748
	OBIC Business Consultants Co. Ltd.	18,889	742
	Yamanashi Chuo Bank Ltd.	21,500	740
	YAMABIKO Corp.	29,600	737
	Bank of Iwate Ltd.	58,400	735
	Seria Co. Ltd.	33,622	735
	Toyota Boshoku Corp.	51,800	733
	Katitas Co. Ltd.	36,600	731
	Seven Bank Ltd.	432,600	730
	Megachips Corp.	11,700	729
	GMO internet group Inc.	36,600	724
	Aica Kogyo Co. Ltd.	32,300	723
	Nippn Corp.	42,800	723
	Duskin Co. Ltd.	28,700	722
	Muninova Holdings Inc.	245,000	721
	Pilot Corp.	23,600	720
	KYB Corp.	25,000	720
	Valor Holdings Co. Ltd.	30,500	719
	Bic Camera Inc.	69,500	719

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Procrea Holdings Inc.	31,200	717
	MEC Co. Ltd.	11,883	715
[1]	Toridoll Holdings Corp.	27,500	711
	EDION Corp.	52,400	710
	Daiei Kankyo Co. Ltd.	29,500	709
	Seiren Co. Ltd.	34,800	706
	Heiwa Real Estate REIT Inc.	751	706
	Nippon Densetsu Kogyo Co. Ltd.	22,500	702
	Itoki Corp.	34,400	699
	Hosiden Corp.	39,300	698
	Round One Corp.	128,000	695
	Saizeriya Co. Ltd.	21,300	694
	Iino Kaiun Kaisha Ltd.	65,800	691
	Miyazaki Bank Ltd.	54,500	690
	Yonex Co. Ltd.	40,700	689
	Fukuyama Transporting Co. Ltd.	20,700	688
	Kaga Electronics Co. Ltd.	25,700	688
	Workman Co. Ltd.	15,112	688
	Japan Material Co. Ltd.	59,700	687
	Kitz Corp.	50,800	684
[1]	Ito En Ltd.	36,900	679
	Shinmaywa Industries Ltd.	41,500	678
	PAL GROUP Holdings Co. Ltd.	70,400	677
*,1	Sanken Electric Co. Ltd.	11,200	675
	Fujibo Holdings Inc.	26,700	673
	Ain Holdings Inc.	18,500	671
	Kureha Corp.	26,700	670
	Takara Standard Co. Ltd.	35,400	669
	Toei Co. Ltd.	18,000	664
	Arcs Co. Ltd.	30,500	663
	Sangetsu Corp.	34,800	662
	Anicom Holdings Inc.	69,000	662
	Optorun Co. Ltd.	25,300	660
	Hoshino Resorts REIT Inc.	408	660
	Tadano Ltd.	74,900	657
	Mitsubishi Estate Logistics REIT Investment Corp.	846	657
[1]	Create Restaurants Holdings Inc.	143,400	654
	Monogatari Corp.	24,316	654
	Fuji Oil Co. Ltd.	30,600	651
	Dentsu Soken Inc.	46,200	650
	Rakus Co. Ltd.	117,200	648
	Enplas Corp.	5,900	646
	Hioki EE Corp.	9,000	641
	TBS Holdings Inc.	18,100	640
	Japan Securities Finance Co. Ltd.	46,400	639
	Kanamoto Co. Ltd.	21,600	637
	Nichicon Corp.	41,600	636
	Nomura Micro Science Co. Ltd.	26,900	634
	Nishimatsu Construction Co. Ltd.	17,200	633
[1]	Seikoh Giken Co. Ltd.	3,400	632
[1]	Kasumigaseki Capital Co. Ltd.	15,170	631
	Nippon Television Holdings Inc.	33,000	627
	KOMEDA Holdings Co. Ltd.	32,200	627
	NIPPON REIT Investment Corp.	1,092	625
	Mani Inc.	57,100	623
	Valqua Ltd.	16,900	623
	Kato Sangyo Co. Ltd.	15,900	622
	Okasan Securities Group Inc.	107,200	619
	TOKAI Holdings Corp.	85,100	618
	Nippon Soda Co. Ltd.	26,600	616
	Tokai Tokyo Financial Holdings Inc.	136,700	616
	Totetsu Kogyo Co. Ltd.	17,400	614
	DCM Holdings Co. Ltd.	65,500	612
	Santec Holdings Corp.	3,407	611
	Toagosei Co. Ltd.	55,900	607
	Star Asia Investment Corp.	1,686	607
	Chiba Kogyo Bank Ltd.	45,200	606
	Sumitomo Osaka Cement Co. Ltd.	24,300	605
	Daiichikosho Co. Ltd.	58,300	603
	Megmilk Snow Brand Co. Ltd.	30,000	603

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kissei Pharmaceutical Co. Ltd.	21,548	601
	Nikkiso Co. Ltd.	35,300	600
	Alconix Corp.	37,619	598
	Yuasa Co. Ltd.	15,600	595
	Chudenko Corp.	19,500	592
	Nittetsu Mining Co. Ltd.	37,600	590
	DTS Corp.	90,400	589
	Maruzen Showa Unyu Co. Ltd.	11,900	589
	Sagami Holdings Corp.	53,700	589
	Akita Bank Ltd.	16,800	587
	Takasago International Corp.	77,800	583
	Simplex Holdings Inc.	104,000	583
	Nippon Seiki Co. Ltd.	35,600	582
	Toho Titanium Co. Ltd.	26,900	579
*,1	SHIFT Inc.	135,600	573
	Furuya Metal Co. Ltd.	12,100	573
*	Sharp Corp.	159,029	570
	Jaccs Co. Ltd.	21,900	569
	Fukuda Denshi Co. Ltd.	8,737	564
	Starts Corp. Inc.	18,400	562
	SMS Co. Ltd.	49,200	561
	Tokyo Keiki Inc.	11,612	561
[1]	Honeys Holdings Co. Ltd.	60,060	559
	Mitsubishi Pencil Co. Ltd.	37,300	558
	Fukuoka REIT Corp.	484	558
	S&B Foods Inc.	18,900	557
	Health Care & Medical Investment Corp.	754	556
	PALTAC Corp.	18,700	552
	Taihei Dengyo Kaisha Ltd.	30,000	549
[1]	Ise Chemicals Corp.	16,300	547
	Central Sports Co. Ltd.	36,150	543
	Tamron Co. Ltd.	78,400	542
	As One Corp.	39,000	541
	Infomart Corp.	194,200	539
*	LIFENET INSURANCE CO.	43,700	538
	Global One Real Estate Investment Corp.	687	537
	Systena Corp.	195,800	536
	San-Ai Obbli Co. Ltd.	36,400	536
	Takaoka Toko Co. Ltd.	11,100	536
	TOMONY Holdings Inc.	95,000	536
	Tokai Rika Co. Ltd.	29,000	535
	Okinawa Cellular Telephone Co.	25,002	535
	Bank of the Ryukyus Ltd.	33,200	533
	Justsystems Corp.	22,400	533
	ESCON Japan REIT Investment Corp.	683	532
	Japan Wool Textile Co. Ltd.	46,100	527
	Roland Corp.	20,000	522
	Toyo Ink SC Holdings Co. Ltd.	20,900	521
	TS Tech Co. Ltd.	47,600	521
	Riken Keiki Co. Ltd.	24,200	520
	Hibiya Engineering Ltd.	27,000	519
	Optex Group Co. Ltd.	27,800	517
	Sakata INX Corp.	34,500	515
	Nippon Paper Industries Co. Ltd.	61,400	515
	Tochigi Bank Ltd.	83,800	513
	Kanto Denka Kogyo Co. Ltd.	47,700	510
	Aichi Steel Corp.	27,600	509
	Kurabo Industries Ltd.	8,400	508
	Mirai Corp.	1,716	504
	Meisei Industrial Co. Ltd.	42,400	500
	Zacros Corp.	56,800	499
	Furukawa Co. Ltd.	18,700	499
	Tokyu Construction Co. Ltd.	52,800	498
	Leopalace21 Corp.	119,400	497
	Itoham Yonekyu Holdings Inc.	14,914	497
	Hamakyorex Co. Ltd.	45,200	496
[1]	Shochiku Co. Ltd.	7,500	495
	Bunka Shutter Co. Ltd.	41,900	494
	Matsuda Sangyo Co. Ltd.	11,600	494
	Heiwa Real Estate Co. Ltd.	31,800	493

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Nisshin Oillio Group Ltd.	42,900	493
	FCC Co. Ltd.	23,000	490
	Kaken Pharmaceutical Co. Ltd.	18,700	487
	Joyful Honda Co. Ltd.	36,988	486
	Pola Orbis Holdings Inc.	58,600	484
	Techno Ryowa Ltd.	10,900	483
	Hankyu Hanshin REIT Inc.	505	482
	Restar Corp.	26,124	480
	Fuji Seal International Inc.	30,300	479
	Uchida Yoko Co. Ltd.	37,000	478
	Nihon Dengi Co. Ltd.	31,080	478
	Morita Holdings Corp.	29,600	476
	Tsukishima Holdings Co. Ltd.	23,800	476
*	PeptiDream Inc.	64,600	476
	Toenec Corp.	30,400	474
	Bank of Saga Ltd.	14,500	473
	Okinawa Financial Group Inc.	13,180	472
	Mitsuboshi Belting Ltd.	18,700	471
	Tsurumi Manufacturing Co. Ltd.	33,500	467
	Aoyama Trading Co. Ltd.	92,400	466
	Ishihara Sangyo Kaisha Ltd.	24,100	464
	Kyokuto Kaihatsu Kogyo Co. Ltd.	26,800	463
	Toyobo Co. Ltd.	50,700	463
	Monex Group Inc.	107,900	463
	Hochiki Corp.	37,500	462
	Nippon Signal Co. Ltd.	42,800	461
	T Hasegawa Co. Ltd.	25,000	461
	Transcosmos Inc.	18,900	461
	Noritsu Koki Co. Ltd.	34,500	459
	Totech Corp.	18,800	459
	TOA ROAD Corp.	45,660	458
	San-A Co. Ltd.	21,600	454
	Nomura Co. Ltd.	60,800	454
	GungHo Online Entertainment Inc.	28,670	454
[1]	Sun Corp.	8,200	454
	Happinet Corp.	26,500	453
	Daio Paper Corp.	74,000	453
*,1	Japan Display Inc.	721,300	453
	Yokogawa Bridge Holdings Corp.	24,100	451
	Osaki Electric Co. Ltd.	34,400	449
	TKC Corp.	19,600	449
	JAFCO Group Co. Ltd.	32,400	445
	Central Automotive Products Ltd.	38,400	443
	Itochu Enex Co. Ltd.	36,300	442
	Shikoku Bank Ltd.	27,000	441
	Toyo Corp.	38,700	441
	Nichiha Corp.	22,200	440
	Fukui Bank Ltd.	18,300	439
	Tokyo Steel Manufacturing Co. Ltd.	40,400	439
	Tamura Corp.	81,900	438
	Ichiyoshi Securities Co. Ltd.	51,800	437
	Ohsho Food Service Corp.	23,400	437
	ASAHI YUKIZAI Corp.	11,900	436
	Wacom Co. Ltd.	94,400	434
	Starts Proceed Investment Corp.	350	434
	Nitta Corp.	15,200	432
	Galilei Co. Ltd.	18,900	431
	Japan Aviation Electronics Industry Ltd.	28,200	431
[1]	Kosaido Holdings Co. Ltd.	111,500	430
	A&D HOLON Holdings Co. Ltd.	23,422	430
[1]	Rock Field Co. Ltd.	51,700	429
	ESPEC Corp.	20,100	428
	Kurimoto Ltd.	44,000	427
	Hokuetsu Corp.	74,600	424
	Ariake Japan Co. Ltd.	12,200	423
*	Sansan Inc.	52,192	423
	Argo Graphics Inc.	48,800	422
	Maeda Kosen Co. Ltd.	36,200	422
	Koa Corp.	34,800	419
	Sakata Seed Corp.	16,000	419

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Yellow Hat Ltd.	43,100	417
	Sodick Co. Ltd.	42,200	417
	Taki Chemical Co. Ltd.	14,300	417
	DKS Co. Ltd.	7,700	417
	Kyosan Electric Manufacturing Co. Ltd.	92,700	415
	Nippon Thompson Co. Ltd.	58,800	415
	Ryoyo Ryosan Holdings Inc.	23,896	414
	Mitsuuroko Group Holdings Co. Ltd.	32,200	409
	Nishimatsuya Chain Co. Ltd.	31,800	407
	Hosokawa Micron Corp.	10,700	406
	Nippon Parking Development Co. Ltd.	255,000	404
	Tekken Corp.	13,000	404
	RS Technologies Co. Ltd.	10,400	403
	FP Corp.	27,200	402
	Npr Riken Corp.	16,200	402
	KH Neochem Co. Ltd.	22,700	401
	MOS Food Services Inc.	15,900	400
	Yurtec Corp.	25,000	400
	Ai Holdings Corp.	23,200	400
[1]	Asahi Diamond Industrial Co. Ltd.	48,200	399
	World Co. Ltd.	41,200	399
	CTI Engineering Co. Ltd.	22,000	396
	Tosei Corp.	38,000	395
	Seika Corp.	20,700	395
	Izumi Co. Ltd.	65,100	394
	Doshisha Co. Ltd.	18,800	393
	Okabe Co. Ltd.	64,800	393
	Sekisui Jushi Corp.	29,300	392
	CRE Logistics REIT Inc.	396	392
	Zuken Inc.	13,800	390
	Komori Corp.	40,600	389
	METAWATER Co. Ltd.	18,000	389
	Vision Inc.	55,400	389
	IDOM Inc.	46,000	388
	Heiwa Corp.	33,600	388
	DyDo Group Holdings Inc.	23,900	386
	Yokorei Co. Ltd.	36,900	386
	SOSiLA Logistics REIT Inc.	489	385
	JMDC Inc.	18,000	385
	Yamae Group Holdings Co. Ltd.	21,100	385
	Idec Corp.	18,000	384
	Sun Frontier Fudousan Co. Ltd.	22,300	383
	Yokowo Co. Ltd.	13,495	383
	Obara Group Inc.	10,800	382
	Bando Chemical Industries Ltd.	29,400	381
	Tanseisha Co. Ltd.	41,700	381
	Towa Pharmaceutical Co. Ltd.	15,100	381
	Sinko Industries Ltd.	48,577	379
	Mixi Inc.	22,824	377
	Sakai Chemical Industry Co. Ltd.	15,800	376
	Ichigo Office REIT Investment Corp.	649	376
	Prestige International Inc.	87,800	373
	K&O Energy Group Inc.	12,200	372
	Nishio Holdings Co. Ltd.	13,400	370
	Shibuya Corp.	17,000	370
	Financial Partners Group Co. Ltd.	36,300	370
	Konoike Transport Co. Ltd.	20,500	370
	Nissei ASB Machine Co. Ltd.	7,100	369
	Tokyotokeiba Co. Ltd.	10,400	369
	Premium Group Co. Ltd.	31,200	368
	Hiday Hidaka Corp.	20,236	367
	Cleanup Corp.	66,100	366
	JBCC Holdings Inc.	47,600	366
*,1	ARCHION Corp.	189,300	366
	Ricoh Leasing Co. Ltd.	9,400	365
	Open Up Group Inc.	32,700	365
	Stella Chemifa Corp.	10,600	364
	Daiwa Industries Ltd.	29,800	364
	Trusco Nakayama Corp.	26,400	364
	Menicon Co. Ltd.	35,200	364

Total World Stock Index Fund
		Shares	Market Value• ($000)
	BML Inc.	14,900	362
[1]	Anycolor Inc.	20,500	362
	Teikoku Corp.	20,400	359
	Milbon Co. Ltd.	22,000	359
	Okura Industrial Co. Ltd.	11,300	359
	Doutor Nichires Holdings Co. Ltd.	20,300	359
	Seikitokyu Kogyo Co. Ltd.	38,600	358
	Shizuoka Gas Co. Ltd.	39,700	357
	Tri Chemical Laboratories Inc.	17,168	357
	Wakita & Co. Ltd.	30,700	355
	Prima Meat Packers Ltd.	22,100	353
	Shin Nippon Air Technologies Co. Ltd.	15,400	352
	Gunze Ltd.	15,200	351
	Toyo Gosei Co. Ltd.	3,600	351
	Torishima Pump Manufacturing Co. Ltd.	17,000	350
	Tokushu Tokai Paper Co. Ltd.	34,500	350
	Takara Bio Inc.	47,600	349
	JINS Holdings Inc.	8,200	349
	Belc Co. Ltd.	7,800	348
	Matsui Securities Co. Ltd.	58,700	345
	Arata Corp.	19,400	344
	Fujita Kanko Inc.	26,000	342
	Maxell Ltd.	26,800	342
	Token Corp.	4,200	341
	Unipres Corp.	40,800	341
	Ki-Star Real Estate Co. Ltd.	16,800	341
	Topre Corp.	22,400	340
	JSB Co. Ltd.	10,400	340
[1]	Kura Sushi Inc.	30,800	339
	United Super Markets Holdings Inc.	64,770	339
	Vital KSK Holdings Inc.	38,100	339
	UT Group Co. Ltd.	286,500	339
	Kanaden Corp.	22,600	338
	Yamagata Bank Ltd.	20,800	338
	Ichigo Inc.	105,200	336
	Nitto Kogyo Corp.	11,600	336
	Hirata Corp.	16,140	336
	U-Next Holdings Co. Ltd.	34,043	333
	Raiznext Corp.	23,000	332
	Eiken Chemical Co. Ltd.	16,800	331
	Axial Retailing Inc.	45,996	331
	Toyo Tanso Co. Ltd.	8,500	331
	Arisawa Manufacturing Co. Ltd.	19,000	331
	Asahi Kogyosha Co. Ltd.	13,900	331
	AOKI Holdings Inc.	33,300	330
	United Arrows Ltd.	20,900	330
	ARCLANDS Corp.	28,976	329
	Komeri Co. Ltd.	15,400	329
	Life Corp.	20,000	329
	HI-LEX Corp.	19,400	329
	Senshu Electric Co. Ltd.	8,442	329
[1]	Toyo Engineering Corp.	22,400	327
	Osaka Organic Chemical Industry Ltd.	10,900	327
	Autobacs Seven Co. Ltd.	33,600	326
	Nohmi Bosai Ltd.	12,400	326
	Nishikawa Rubber Co. Ltd.	15,926	326
	Asanuma Corp.	55,000	325
	TOC Co. Ltd.	48,000	323
	Heiwado Co. Ltd.	19,000	322
	Anest Iwata Corp.	31,800	322
	Funai Soken Holdings Inc.	44,900	320
	Teikoku Sen-I Co. Ltd.	18,300	320
	Neturen Co. Ltd.	38,500	319
	Shibaura Machine Co. Ltd.	11,900	319
	Pronexus Inc.	46,400	318
	Yondenko Corp.	24,300	318
	Rheon Automatic Machinery Co. Ltd.	32,580	317
	Artnature Inc.	61,600	317
	Shimadaya Corp.	29,200	317
	ZERIA Pharmaceutical Co. Ltd.	22,900	316

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Royal Holdings Co. Ltd.	36,000	316
	Appier Group Inc.	55,100	316
	Nagawa Co. Ltd.	9,500	315
[1]	Midac Holdings Co. Ltd.	23,200	314
[1]	OSAKA Titanium Technologies Co. Ltd.	19,200	313
	Shinwa Co. Ltd.	16,100	311
	Siix Corp.	38,000	311
	Japan Pulp & Paper Co. Ltd.	44,000	311
	Starzen Co. Ltd.	42,900	311
	Zojirushi Corp.	30,900	311
	Joshin Corp.	16,700	310
	Central Glass Co. Ltd.	11,800	309
	Toa Corp. (XTKS)	27,900	309
[1]	Japan Engine Corp.	3,900	309
	Aida Engineering Ltd.	40,500	308
	Kohnan Shoji Co. Ltd.	11,900	308
	Istyle Inc.	103,500	308
	Transaction Co. Ltd.	42,600	307
	Hokkaido Gas Co. Ltd.	58,000	306
	Nihon Tokushu Toryo Co. Ltd.	23,400	306
	Yahagi Construction Co. Ltd.	22,400	306
[1]	YA-MAN Ltd.	67,300	306
	Daido Metal Co. Ltd.	54,100	305
	Fukuda Corp.	5,700	305
	Pack Corp.	36,600	305
	Chubu Steel Plate Co. Ltd.	21,200	305
	Digital Arts Inc.	8,500	304
	Fuji Kyuko Co. Ltd.	21,000	303
*,1	Atom Corp.	72,049	302
	Marusan Securities Co. Ltd.	45,200	302
	& ST HD Co. Ltd.	15,740	301
	Riken Vitamin Co. Ltd.	17,000	301
	Nissha Co. Ltd.	37,300	300
	Aisan Industry Co. Ltd.	27,100	299
	Future Corp.	30,600	299
	Konishi Co. Ltd.	33,000	299
	Pacific Metals Co. Ltd.	18,500	299
	MIRARTH Real Estate Investment Corp.	530	298
	Iriso Electronics Co. Ltd.	13,800	297
	Onward Holdings Co. Ltd.	62,700	297
	Sakai Moving Service Co. Ltd.	15,900	295
	Oyo Corp.	16,800	294
	Nippon Rietec Co. Ltd.	17,000	293
	Amuse Inc.	23,300	292
[1]	Tama Home Co. Ltd.	12,800	290
	HIS Co. Ltd.	42,900	289
	Kyokuto Securities Co. Ltd.	29,100	289
	Kumiai Chemical Industry Co. Ltd.	59,363	288
	Tokyo Energy & Systems Inc.	23,900	288
	Plus Alpha Consulting Co. Ltd.	20,602	288
	Aucnet Inc.	37,400	288
	Nippon Yakin Kogyo Co. Ltd.	9,849	286
	VT Holdings Co. Ltd.	92,500	284
[1]	Sakura Internet Inc.	14,200	284
	Shoei Co. Ltd.	25,400	283
	M&A Capital Partners Co. Ltd.	13,700	283
	Kawada Technologies Inc.	29,100	279
	Japan Transcity Corp.	37,500	278
	Vector Inc.	34,900	278
	Miyaji Engineering Group Inc.	26,400	278
	Computer Engineering & Consulting Ltd.	22,326	277
	Fukui Computer Holdings Inc.	13,200	277
	Shinnihon Corp.	22,500	277
	Tosei REIT Investment Corp.	315	276
	Fudo Tetra Corp.	14,500	275
[1]	euglena Co. Ltd.	106,900	275
[1]	Tess Holdings Co. Ltd.	55,100	275
	Towa Bank Ltd.	40,900	273
	Fuji Pharma Co. Ltd.	19,400	272
	JDC Corp.	72,800	271

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Digital Garage Inc.	17,100	270
	Daikoku Denki Co. Ltd.	17,900	270
	Saibu Gas Holdings Co. Ltd.	18,900	270
	Sato Corp.	20,300	270
	Nichireki Group Co. Ltd.	20,800	269
	Oriental Shiraishi Corp.	113,300	269
	Sanyo Chemical Industries Ltd.	8,400	268
[1]	Shima Seiki Manufacturing Ltd.	44,800	268
*,1	Kappa Create Co. Ltd.	27,500	267
	Tomoku Co. Ltd.	11,900	267
	Nippon Carbon Co. Ltd.	8,700	266
	Kyokuyo Co. Ltd.	9,200	265
	Noevir Holdings Co. Ltd.	9,500	265
	Nissan Shatai Co. Ltd.	45,600	264
	Yamazen Corp.	26,800	263
	Riken Technos Corp.	24,700	262
	Lifedrink Co. Inc.	29,656	262
	St. Marc Holdings Co. Ltd.	15,200	261
	CTS Co. Ltd.	47,079	260
	Mitsui High-Tec Inc.	62,500	260
	Strike Group Co. Ltd.	30,429	260
	Showa Sangyo Co. Ltd.	13,200	259
	Daiichi Jitsugyo Co. Ltd.	12,600	258
	GLOBERIDE Inc.	19,400	257
	Kisoji Co. Ltd.	17,300	256
	J-Oil Mills Inc.	20,400	256
	Okinawa Electric Power Co. Inc.	42,912	256
	Broadleaf Co. Ltd.	44,300	256
[1]	Fujio Food Group Inc.	36,384	255
*	Nxera Pharma Co. Ltd.	40,900	255
	Chofu Seisakusho Co. Ltd.	19,900	253
	Nippon Ceramic Co. Ltd.	10,900	253
	Maezawa Kyuso Industries Co. Ltd.	26,400	252
[1]	Ichibanya Co. Ltd.	45,500	251
[1]	Giken Ltd.	21,800	251
*	RENOVA Inc.	35,000	251
	Chori Co. Ltd.	9,200	250
	Onoken Co. Ltd.	28,100	250
	Tayca Corp.	20,661	250
	One REIT Inc.	501	250
	Airport Facilities Co. Ltd.	40,141	249
[1]	Dip Corp.	21,400	249
	Wellneo Sugar Co. Ltd.	14,600	249
	TRE Holdings Corp.	24,300	249
	Japan Investment Adviser Co. Ltd.	17,740	249
	Sanoh Industrial Co. Ltd.	52,100	248
	NS United Kaiun Kaisha Ltd.	5,100	248
	V Technology Co. Ltd.	7,900	247
	Mitsubishi Research Institute Inc.	8,600	247
	TechMatrix Corp.	21,300	247
	Shindengen Electric Manufacturing Co. Ltd.	11,700	246
	Central Security Patrols Co. Ltd.	14,519	245
	Feed One Co. Ltd.	34,180	244
	Genky DrugStores Co. Ltd.	10,500	244
	Iseki & Co. Ltd.	22,400	243
	Arakawa Chemical Industries Ltd.	30,300	242
	Geo Holdings Corp.	20,200	241
	Nachi-Fujikoshi Corp.	7,400	240
	TPR Co. Ltd.	30,600	240
	Japan Lifeline Co. Ltd.	26,400	239
	TSI Holdings Co. Ltd.	28,200	238
	Oro Co. Ltd.	18,542	238
	SBS Holdings Inc.	8,900	237
	Elecom Co. Ltd.	22,800	236
	Rokko Butter Co. Ltd.	32,900	236
	Fujicco Co. Ltd.	24,100	235
	Futaba Industrial Co. Ltd.	37,700	235
	Matsuya Co. Ltd.	22,000	235
	Mars Group Holdings Corp.	13,200	235
	Create SD Holdings Co. Ltd.	11,200	234

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Orient Corp.	35,850	233
	Yushin Co.	54,500	233
	Chubu Shiryo Co. Ltd.	21,600	232
	Toshiba TEC Corp.	13,400	231
	Gift Holdings Inc.	8,200	231
	GMO GlobalSign Holdings KK	18,722	229
	PS Construction Co. Ltd.	13,400	229
	Ringer Hut Co. Ltd.	16,100	228
	Ryobi Ltd.	14,000	228
	Cresco Ltd.	25,932	226
	Tohokushinsha Film Corp.	58,500	226
	Oiles Corp.	13,560	225
*,1	PKSHA Technology Inc.	10,652	225
	Shinagawa Refra Co. Ltd.	18,467	225
	Airman Corp.	17,200	224
	JCR Pharmaceuticals Co. Ltd.	62,900	223
	Okamoto Industries Inc.	6,200	223
	Nippon Denko Co. Ltd.	81,000	221
	Business Engineering Corp.	28,700	221
	Kameda Seika Co. Ltd.	24,147	220
	Kanagawa Chuo Kotsu Co. Ltd.	10,700	220
	Marudai Food Co. Ltd.	15,200	220
	Shin-Etsu Polymer Co. Ltd.	16,100	219
	Eizo Corp.	16,600	218
	Daiki Aluminium Industry Co. Ltd.	23,221	218
	Marvelous Inc.	74,500	216
	Tsuburaya Fields Holdings Inc.	23,482	216
	Noritz Corp.	14,300	215
	KPP Group Holdings Co. Ltd.	34,716	215
	Dai Nippon Toryo Co. Ltd.	27,200	214
	Kenko Mayonnaise Co. Ltd.	15,700	213
	Sinanen Holdings Co. Ltd.	4,800	213
	Nichiden Corp.	14,200	212
	West Holdings Corp.	11,464	212
	Earth Corp.	7,200	211
	grems Inc.	11,700	210
	Ehime Bank Ltd.	18,400	209
	Nippon Kanzai Holdings Co. Ltd.	11,300	209
	Hokuto Corp.	17,800	208
	Tokyo Electron Device Ltd.	9,300	207
	Shofu Inc.	19,600	206
	Mochida Pharmaceutical Co. Ltd.	9,542	205
	Sankei Real Estate Inc.	258	205
	Nippon Fine Chemical Co. Ltd.	12,700	205
	Koatsu Gas Kogyo Co. Ltd.	28,900	203
	Mie Kotsu Group Holdings Inc.	60,000	202
	COLOPL Inc.	73,000	202
	Fuji Co. Ltd.	15,400	200
	Takamatsu Construction Group Co. Ltd.	9,300	199
	eGuarantee Inc.	17,600	199
	Aizawa Securities Group Co. Ltd.	21,532	199
	SIGMAXYZ Holdings Inc.	48,400	198
	Mitani Sekisan Co. Ltd.	18,000	197
	CAC Holdings Corp.	17,100	196
	Chuo Spring Co. Ltd.	8,200	196
	Mirarth Holdings Inc.	77,300	196
[1]	eRex Co. Ltd.	30,300	196
	J Trust Co. Ltd.	45,600	195
	Komatsu Matere Co. Ltd.	41,300	194
*,1	Nippon Coke & Engineering Co. Ltd.	293,000	194
	Press Kogyo Co. Ltd.	37,600	190
	Komehyo Holdings Co. Ltd.	5,600	190
	Kyoei Steel Ltd.	15,600	189
	Riso Kagaku Corp.	28,200	188
	JAC Recruitment Co. Ltd.	33,800	187
	I'll Inc.	12,200	187
	Software Service Inc.	2,600	187
	Inui Global Logistics Co. Ltd.	19,247	186
	Weathernews Inc.	14,200	184
	Media Do Co. Ltd.	23,030	184

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Yukiguni Factory Co. Ltd.	27,400	184
	m-up Holdings Inc.	39,800	184
	Warabeya Nichiyo Holdings Co. Ltd.	10,300	183
	Hodogaya Chemical Co. Ltd.	11,400	182
	Base Co. Ltd.	8,900	181
	Sanyo Electric Railway Co. Ltd.	14,300	180
	Eagle Industry Co. Ltd.	9,900	178
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	26,000	177
[1]	Ministop Co. Ltd.	14,800	177
	Qol Holdings Co. Ltd.	15,800	177
	WingArc1st Inc.	10,400	177
	Fujiya Co. Ltd.	11,400	176
	Iwaki Co. Ltd.	10,100	176
	Katakura Industries Co. Ltd.	10,700	175
	Sumida Corp.	20,434	175
	Imperial Hotel Ltd.	22,700	175
	Hokkan Holdings Ltd.	12,600	174
	Key Coffee Inc.	13,800	174
	Yorozu Corp.	32,100	174
	SRE Holdings Corp.	7,560	174
	Topy Industries Ltd.	9,100	171
*	Medley Inc.	11,900	171
	Denyo Co. Ltd.	7,400	170
	Nippon Beet Sugar Manufacturing Co. Ltd.	6,600	170
*	Nippon Sheet Glass Co. Ltd.	55,474	170
	Tosho Co. Ltd.	31,900	170
	Avant Group Corp.	20,800	170
	Sala Corp.	25,500	169
	Nichiban Co. Ltd.	14,500	168
	Koshidaka Holdings Co. Ltd.	26,304	168
	ASKUL Corp.	22,200	167
	Nihon Trim Co. Ltd.	6,100	166
	Cybozu Inc.	12,300	164
	Itochu-Shokuhin Co. Ltd.	2,000	164
	Moriroku Co. Ltd.	10,600	164
	Keihanshin Building Co. Ltd.	13,600	163
	baudroie Inc.	12,605	161
	Goldcrest Co. Ltd.	7,500	160
	Shimojima Co. Ltd.	19,300	159
	Altech Corp.	9,900	159
	Comture Corp.	18,200	158
	FAN Communications Inc.	52,800	156
	Akatsuki Inc.	8,789	156
	Buffalo Inc.	9,800	155
	Asahi Co. Ltd.	18,900	155
	AZ-COM MARUWA Holdings Inc.	27,064	155
	Samty Residential Investment Corp.	233	155
	Kamei Corp.	7,500	154
	Kyodo Printing Co. Ltd.	15,600	154
	Mirai Industry Co. Ltd.	8,072	154
	Shinko Shoji Co. Ltd.	14,700	153
	CMK Corp.	37,500	152
	JP-Holdings Inc.	36,200	152
	WATAMI Co. Ltd.	24,600	152
	Nafco Co. Ltd.	10,900	151
	GMO Financial Holdings Inc.	23,000	151
	Tachi-S Co. Ltd.	11,500	150
	Inaba Seisakusho Co. Ltd.	14,000	149
	Sanshin Electronics Co. Ltd.	8,600	148
	Hakuto Co. Ltd.	5,492	147
	Kyorin Pharmaceutical Co. Ltd.	14,900	147
	Futaba Corp.	32,800	145
[1]	Fixstars Corp.	17,800	145
[1]	Shoei Foods Corp.	5,500	144
	Septeni Holdings Co. Ltd.	53,500	144
	Chiyoda Co. Ltd.	23,100	143
	Nippon Chemi-Con Corp.	8,400	143
	Daiho Corp.	30,000	142
	Sankyo Seiko Co. Ltd.	25,300	141
	Insource Co. Ltd.	32,200	141

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Riso Kyoiku Group Corp.	111,500	138
	Cosel Co. Ltd.	16,900	137
	Zenrin Co. Ltd.	25,250	137
	Curves Holdings Co. Ltd.	26,104	137
	ASKA Pharmaceutical Holdings Co. Ltd.	7,400	137
*	KNT-CT Holdings Co. Ltd.	10,900	136
	S Foods Inc.	7,500	136
	Pasona Group Inc.	13,000	135
[1]	Sumiseki Holdings Inc.	27,600	135
	TV Asahi Holdings Corp.	6,500	134
[1]	FP Partner Inc.	9,473	134
	Kojima Co. Ltd.	17,300	133
	Mitsuba Corp.	18,300	133
	Daikyonishikawa Corp.	24,500	133
[1]	KeePer Technical Laboratory Co. Ltd.	7,029	133
	Hisaka Works Ltd.	12,900	132
	TDC Soft Inc.	21,751	132
	Murakami Corp.	3,003	131
	EM Systems Co. Ltd.	30,800	130
	Solasto Corp.	18,000	129
	Kanro Inc.	18,300	129
	Matsuyafoods Holdings Co. Ltd.	3,802	128
	Nittoku Co. Ltd.	8,100	126
	Toyo Kanetsu KK	7,200	125
	Aichi Corp.	13,900	124
	Nisso Holdings Co. Ltd.	32,000	124
	SRA Holdings	4,300	123
	FIDEA Holdings Co. Ltd.	10,090	123
	BRONCO BILLY Co. Ltd.	4,600	122
	Aiphone Co. Ltd.	6,500	116
	RYODEN Corp.	5,100	115
	Sumitomo Seika Chemicals Co. Ltd.	15,000	115
	France Bed Holdings Co. Ltd.	14,000	114
	LEC Inc.	17,300	114
	LIFULL Co. Ltd.	94,100	114
	Hoosiers Holdings Co. Ltd.	15,000	113
	Tachibana Eletech Co. Ltd.	6,100	112
	Gakken Holdings Co. Ltd.	18,000	111
	Avex Inc.	14,500	110
	Nihon Nohyaku Co. Ltd.	17,100	108
	Daito Pharmaceutical Co. Ltd.	13,420	108
	YAKUODO Holdings Co. Ltd.	9,600	108
	Shibusawa Logistics Corp.	13,200	107
	Halows Co. Ltd.	4,200	106
	Retail Partners Co. Ltd.	12,800	106
	Mitsui DM Sugar Co. Ltd.	5,000	106
	Bell System24 Holdings Inc.	11,000	105
	Tokai Corp.	6,200	104
	en Japan Inc.	14,800	103
[1]	Change Holdings Inc.	17,800	103
	Belluna Co. Ltd.	18,900	102
	Aeon Hokkaido Corp.	18,800	102
[1]	Remixpoint Inc.	73,169	101
	Sintokogio Ltd.	15,900	100
	PHC Holdings Corp.	15,700	100
	Oisix ra daichi Inc.	11,100	99
	Chiyoda Integre Co. Ltd.	5,125	98
	Ines Corp.	7,400	98
	UNISOL Holdings Corp.	6,900	95
	Yondoshi Holdings Inc.	7,900	93
*	Net Protections Holdings Inc.	33,800	92
	Godo Steel Ltd.	5,000	91
	Nagaileben Co. Ltd.	8,300	90
	SBI ARUHI Corp.	15,956	88
	Sparx Group Co. Ltd.	7,140	88
	Piolax Inc.	8,700	86
	G-Tekt Corp.	7,500	86
*,1	Osaka Steel Co. Ltd.	5,500	86
	Intage Holdings Inc.	8,100	85
	Genki Global Dining Concepts Corp.	4,783	85

Total World Stock Index Fund
		Shares	Market Value• ($000)
	FULLCAST Holdings Co. Ltd.	8,066	84
	Softcreate Holdings Corp.	7,442	84
	Nippon Sharyo Ltd.	3,483	83
	ES-Con Japan Ltd.	10,700	81
[1]	giftee Inc.	11,127	81
	Maxvalu Tokai Co. Ltd.	3,600	79
	Alpen Co. Ltd.	6,200	78
	Cawachi Ltd.	4,000	76
	Tv Tokyo Holdings Corp.	3,000	76
	JM Holdings Co. Ltd.	8,800	76
	ZIGExN Co. Ltd.	28,100	73
	Yamashin-Filter Corp.	23,051	72
	Miroku Jyoho Service Co. Ltd.	6,500	71
	Daikokutenbussan Co. Ltd.	2,300	71
	Gecoss Corp.	6,800	70
	NEC Capital Solutions Ltd.	2,600	68
[1]	Quants Research Institute Holdings Inc.	16,486	68
	GREE Holdings Inc.	29,100	67
	Gamecard Holdings Inc	4,000	67
	Management Solutions Co. Ltd.	7,467	63
	World Holdings Co. Ltd.	3,700	61
	Icom Inc.	3,100	60
	Shin Nippon Biomedical Laboratories Ltd.	6,500	60
	Okuwa Co. Ltd.	11,800	59
*	Universal Entertainment Corp.	12,041	56
	Ichikoh Industries Ltd.	17,000	55
	Seikagaku Corp.	12,300	55
	Link & Motivation Inc.	15,500	55
[1]	Aeon Fantasy Co. Ltd.	3,300	54
	Alpha Systems Inc.	2,500	53
	Advan Group Co. Ltd.	8,200	50
	Amvis Holdings Inc.	19,211	48
	Eslead Corp.	1,300	48
	Xebio Holdings Co. Ltd.	7,400	47
	Elan Corp.	10,200	47
	LITALICO Inc.	6,100	47
	Nitto Kohki Co. Ltd.	4,500	46
	G-7 Holdings Inc.	5,200	43
	Kintetsu Department Store Co. Ltd.	4,000	42
	Tsutsumi Jewelry Co. Ltd.	2,300	42
	WDB Holdings Co. Ltd.	3,740	36
	JSP Corp.	2,300	34
	Shinsho Corp.	1,800	27
*,1	Optim Corp.	8,298	23
	Nakayama Steel Works Ltd.	5,000	19
[1]	TerraSky Co. Ltd.	1,312	15
			5,169,015
Kuwait (0.1%)
	Kuwait Finance House KSCP	10,299,365	26,462
	National Bank of Kuwait SAKP	6,842,523	19,146
	Boubyan Bank KSCP	1,461,179	3,229
	Mobile Telecommunications Co. KSCP	1,712,016	3,174
	Gulf Bank KSCP	1,673,421	1,848
	Warba Bank KSCP	1,855,015	1,758
	Mabanee Co. KPSC	502,559	1,644
	National Industries Group Holding SAK	1,636,690	1,381
	GFH Financial Group BSC	1,932,091	1,147
	Al Ahli Bank of Kuwait KSCP	1,242,640	1,129
*	Kuwait Real Estate Co. KSC	882,215	998
	Kuwait International Bank KSCP	978,089	866
	Boursa Kuwait Securities Co. KPSC	80,731	740
	Gulf Cables & Electrical Industries Group Co. KSCP	114,611	722
	Commercial Real Estate Co. KSC	1,120,273	702
*	Kuwait Projects Co. Holding KSCP	2,447,709	675
	Humansoft Holding Co. KSC	82,235	643
	Kuwait Telecommunications Co.	280,698	591
	Salhia Real Estate Co. KSCP	448,889	576
	Burgan Bank SAK	814,520	532
	Agility Public Warehousing Co. KSCC	1,021,230	479

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Boubyan Petrochemicals Co. KSCP	229,476	458
*	National Real Estate Co. KPSC	1,011,378	336
*	Jazeera Airways Co. KSCP	57,616	312
	GFH Financial Group BSC (XKUW)	148,428	94
			69,642
Malaysia (0.2%)
	Malayan Banking Bhd.	5,978,081	16,695
	Public Bank Bhd.	11,546,230	13,615
	Tenaga Nasional Bhd.	3,633,974	13,318
	CIMB Group Holdings Bhd.	6,717,152	12,972
	Press Metal Aluminium Holdings Bhd.	2,972,360	6,460
	IHH Healthcare Bhd.	2,497,520	5,548
	Gamuda Bhd.	4,322,000	4,823
	SD Guthrie Bhd.	3,010,975	4,701
	MISC Bhd.	1,693,021	3,572
	Petronas Gas Bhd.	766,400	3,437
	Petronas Chemicals Group Bhd.	2,222,889	3,318
	AMMB Holdings Bhd.	2,124,673	3,292
	RHB Bank Bhd.	1,569,950	3,219
	Sunway Bhd.	2,157,200	2,921
	Hong Leong Bank Bhd.	476,300	2,671
	IOI Corp. Bhd.	2,396,540	2,606
	CelcomDigi Bhd.	3,115,200	2,355
	Kuala Lumpur Kepong Bhd.	440,200	2,352
	YTL Power International Bhd.	2,205,960	2,125
	Axiata Group Bhd.	3,561,251	2,109
	Dialog Group Bhd.	3,450,848	1,975
	Maxis Bhd.	2,228,300	1,961
	TIME dotCom Bhd.	1,170,500	1,781
	Sime Darby Bhd.	3,190,075	1,739
	KPJ Healthcare Bhd.	2,023,300	1,698
	United Plantations Bhd.	210,000	1,679
	YTL Corp. Bhd.	3,098,214	1,596
	IJM Corp. Bhd.	2,620,220	1,595
	Telekom Malaysia Bhd.	816,100	1,539
	IGB REIT	1,885,800	1,382
	Petronas Dagangan Bhd.	263,800	1,344
	Nestle Malaysia Bhd.	48,000	1,312
	IOI Properties Group Bhd.	1,247,800	1,306
	PPB Group Bhd.	435,840	1,265
	Bursa Malaysia Bhd.	580,150	1,249
	QL Resources Bhd.	1,285,335	1,230
	Inari Amertron Bhd.	2,426,975	1,214
	Sime Darby Property Bhd.	3,263,041	1,168
[2]	MR DIY Group M Bhd.	2,759,950	1,162
	Genting Bhd.	1,788,900	1,160
	Frontken Corp. Bhd.	1,080,300	1,153
	Westports Holdings Bhd.	725,700	1,042
	Fraser & Neave Holdings Bhd.	125,200	987
	Sunway REIT	1,589,300	985
	99 Speed Mart Retail Holdings Bhd.	1,093,400	952
	Axis REIT	1,798,200	911
	Alliance Bank Malaysia Bhd.	695,623	817
	My EG Services Bhd.	3,898,700	807
	Yinson Holdings Bhd.	1,453,720	785
*	Sunway Healthcare Holdings Bhd. Class B	1,627,110	774
	Top Glove Corp. Bhd.	4,087,200	746
	Kelington Group Bhd.	476,248	717
*	Tanco Holdings Bhd.	1,811,100	712
	Sunway Construction Group Bhd.	408,000	703
	Heineken Malaysia Bhd.	121,499	700
	ViTrox Corp. Bhd.	495,600	681
	Farm Fresh Bhd.	1,039,813	666
	ITMAX SYSTEM Bhd.	508,700	622
	Malaysian Pacific Industries Bhd.	66,500	616
	Gas Malaysia Bhd.	449,500	612
	SP Setia Bhd. Group	2,318,600	609
	Pavilion REIT	1,344,600	606
	Malakoff Corp. Bhd.	2,751,800	593

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Malayan Cement Bhd.	332,000	581
	Carlsberg Brewery Malaysia Bhd. Class B	136,198	571
*	Pentamaster Corp. Bhd.	557,300	561
	Genting Malaysia Bhd.	1,104,000	551
*	UWC Bhd.	396,700	490
*	Greatech Technology Bhd.	741,800	449
	Eco World Development Group Bhd. (XKLS)	855,400	445
	Mah Sing Group Bhd.	1,509,600	420
	Mega First Corp. Bhd.	499,000	390
	Bank Islam Malaysia Bhd.	613,100	362
	BerMaz Auto Bhd.	1,488,320	355
*	Hartalega Holdings Bhd.	1,131,300	320
	Padini Holdings Bhd.	804,950	298
	Scientex Bhd.	313,200	298
	Sports Toto Bhd.	837,999	286
	Velesto Energy Bhd.	2,852,563	244
	Kossan Rubber Industries Bhd.	869,600	241
	MBSB Bhd.	1,361,200	235
	DRB-Hicom Bhd.	766,300	228
	CTOS Digital Bhd.	1,210,400	217
	Syarikat Takaful Malaysia Keluarga Bhd.	254,400	213
*	Berjaya Corp. Bhd. (XKLS)	3,180,560	209
	Bumi Armada Bhd.	2,007,550	203
	Cahya Mata Sarawak Bhd.	541,200	170
	Hibiscus Petroleum Bhd.	300,760	167
	British American Tobacco Malaysia Bhd.	94,900	148
	VS Industry Bhd.	2,773,301	147
	Nationgate Holdings Bhd.	738,721	138
	UEM Sunrise Bhd.	780,000	127
	Malaysian Resources Corp. Bhd.	1,216,600	109
*	Dagang NeXchange Bhd.	1,278,800	97
*	WCT Holdings Bhd.	714,641	86
*	Supermax Corp. Bhd.	863,319	69
*	D&O Green Technologies Bhd.	387,200	46
			168,731
Mexico (0.2%)
	Grupo Financiero Banorte SAB de CV Class O	2,395,903	26,016
	Grupo Mexico SAB de CV Series B	2,357,883	25,808
	Fomento Economico Mexicano SAB de CV	1,500,166	17,730
	America Movil SAB de CV Series B	13,104,875	17,412
	Cemex SAB de CV	12,912,902	15,856
	Wal-Mart de Mexico SAB de CV	4,070,659	12,833
	Grupo Aeroportuario del Pacifico SAB de CV Class B	379,110	9,510
	Arca Continental SAB de CV	719,100	8,639
*	Industrias Penoles SAB de CV	149,363	7,530
	Prologis Property Mexico SA de CV	839,960	3,843
	Coca-Cola Femsa SAB de CV	376,060	3,810
	Fibra Uno Administracion SA de CV	2,141,273	3,676
	Grupo Aeroportuario del Sureste SAB de CV Class B	111,181	3,388
	Grupo Financiero Inbursa SAB de CV Class O	1,314,600	3,236
	Grupo Bimbo SAB de CV Series A	933,600	3,179
	Grupo Bimbo SAB de CV Series A1	416,267	3,165
	Grupo Aeroportuario del Centro Norte SAB de CV	211,288	2,804
	Kimberly-Clark de Mexico SAB de CV Class A	1,172,300	2,651
	Corp. Inmobiliaria Vesta SAB de CV	652,401	2,322
	Megacable Holdings SAB de CV	621,262	2,175
	Gentera SAB de CV	824,000	2,159
	Promotora y Operadora de Infraestructura SAB de CV	129,546	2,051
	Fibra MTY SAPI de CV	2,307,000	1,989
	Gruma SAB de CV Class B	112,940	1,960
[2]	Banco del Bajio SA	584,538	1,830
	Sigma Foods SAB de CV	1,912,616	1,812
	Qualitas Controladora SAB de CV	157,764	1,573
	Regional SAB de CV	183,100	1,543
	GCC SAB de CV	120,600	1,425
[2]	FIBRA Macquarie Mexico	566,828	1,405
	Alsea SAB de CV	402,400	1,184
	Grupo Comercial Chedraui SA de CV	199,059	1,166
	Grupo Televisa SAB Series C	1,695,534	967

Total World Stock Index Fund
		Shares	Market Value• ($000)
	El Puerto de Liverpool SAB de CV Class C1	155,683	922
*	Alpek SAB de CV	1,219,270	872
	Bolsa Mexicana de Valores SAB de CV	343,100	773
*	Orbia Advance Corp. SAB de CV	621,858	744
	La Comer SAB de CV	238,528	542
	Genomma Lab Internacional SAB de CV Class B	532,563	502
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	648,600	485
*,2	Nemak SAB de CV	2,281,080	430
	Becle SAB de CV	286,000	230
*,2	Grupo Traxion SAB de CV	375,935	224
			202,371
Netherlands (1.0%)
	ASML Holding NV	314,007	453,912
	ING Groep NV	2,360,789	68,325
	Prosus NV	983,980	47,637
	ASM International NV	38,437	37,602
	Koninklijke Ahold Delhaize NV	746,993	35,040
*,2	Adyen NV	22,132	24,975
	ArcelorMittal SA	350,850	20,369
	NN Group NV	221,013	19,346
	Heineken NV	228,299	17,773
	Koninklijke KPN NV	3,318,488	17,746
	BE Semiconductor Industries NV	59,587	17,430
	Koninklijke Philips NV	647,309	17,075
	Universal Music Group NV	780,663	16,369
	ABN AMRO Bank NV	439,347	15,297
	Wolters Kluwer NV	194,829	15,206
	DSM-Firmenich AG	161,152	12,036
	ASR Nederland NV	127,243	9,665
	Aegon Ltd.	1,051,393	8,713
	Akzo Nobel NV	142,428	8,360
	Heineken Holding NV	80,824	5,743
*	Magnum Ice Cream Co. NV (AQEU)	374,532	5,478
	EXOR NV	69,416	5,445
*	IMCD NV	44,023	5,176
	SBM Offshore NV	95,289	4,077
*	InPost SA	210,277	3,772
	Allfunds Group plc	278,972	2,855
	Aalberts NV	68,983	2,620
*	CSG NV	113,421	2,456
[2]	CVC Capital Partners plc	149,494	2,275
[1]	Randstad NV	76,239	2,259
	Koninklijke BAM Groep NV	201,135	2,212
	HAL Trust	10,839	2,170
	Koninklijke Vopak NV	41,143	2,059
	Arcadis NV	46,776	2,003
[2]	Signify NV	84,277	1,917
	APERAM SA	33,521	1,793
[2]	CTP NV	93,556	1,769
	Van Lanschot Kempen NV	21,963	1,683
*	Koninklijke Heijmans NV	16,638	1,683
	TKH Group NV	26,607	1,364
*,2	Basic-Fit NV	38,945	1,308
[1]	Fugro NV	81,372	1,180
	Eurocommercial Properties NV	31,723	1,041
*,1	Galapagos NV	36,160	1,015
	Havas NV	51,975	989
	Corbion NV	43,775	978
*	Flow Traders Ltd.	22,048	708
	Wereldhave NV	26,723	691
[1]	Theon International plc	18,206	678
	Sligro Food Group NV	19,031	291
*	OCI NV	57,213	242
	PostNL NV	207,848	232
*	TomTom NV	34,247	188
			933,226
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	510,262	10,996
	Auckland International Airport Ltd.	1,515,282	7,397

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Infratil Ltd.	808,685	5,957
	Contact Energy Ltd.	600,131	3,373
	Meridian Energy Ltd.	863,557	2,899
	Mainfreight Ltd.	58,974	2,057
	Mercury NZ Ltd.	446,119	1,766
	EBOS Group Ltd.	139,172	1,752
	Spark New Zealand Ltd.	1,235,732	1,518
*	Fletcher Building Ltd. (XNZE)	703,667	1,162
	Freightways Group Ltd.	128,280	958
*	Ryman Healthcare Ltd.	668,510	841
	Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.	730,458	817
	Summerset Group Holdings Ltd.	139,748	674
	Precinct Properties Group	1,063,052	647
	Channel Infrastructure NZ Ltd.	359,743	646
	Genesis Energy Ltd.	415,438	606
	Kiwi Property Group Ltd.	1,021,980	554
	Vector Ltd.	188,503	537
	Vital Healthcare Property Trust	442,279	497
	Heartland Group Holdings Ltd.	568,955	379
	Argosy Property Ltd.	530,244	339
	Scales Corp. Ltd.	90,087	323
*	Oceania Healthcare Ltd.	688,367	304
	Stride Property Group	344,664	227
	SKY Network Television Ltd.	112,768	215
	Air New Zealand Ltd.	830,223	208
*	SKYCITY Entertainment Group Ltd.	516,266	193
			47,842
Norway (0.2%)
	Equinor ASA	565,967	23,033
	DNB Bank ASA	678,279	20,541
	Norsk Hydro ASA	1,084,547	12,008
	Kongsberg Gruppen ASA	335,904	11,233
	Aker BP ASA	257,958	10,084
	Mowi ASA	384,948	8,541
	Telenor ASA	481,034	7,929
	Yara International ASA	125,743	7,320
	Subsea 7 SA	197,529	7,116
	Orkla ASA	515,155	6,354
	Storebrand ASA	321,059	6,206
	Gjensidige Forsikring ASA	145,020	4,074
	Frontline plc	109,440	3,979
	Vend Marketplaces ASA Class B	130,157	3,586
	Salmar ASA	52,821	3,199
	SpareBank 1 Sor-Norge ASA	147,762	3,193
	Var Energi ASA	610,513	3,102
	Sparebanken Norge	130,853	2,846
*	Nordic Semiconductor ASA	137,039	2,816
	Protector Forsikring ASA	47,753	2,416
	TGS ASA	141,670	2,304
*	Kongsberg Maritime A/S	331,242	2,171
	DOF Group ASA	132,335	1,961
	Bakkafrost P/F	39,105	1,946
	SpareBank 1 SMN	86,574	1,933
	TOMRA Systems ASA	183,524	1,873
	Aker ASA Class A	14,967	1,727
	Hafnia Ltd.	192,841	1,712
	Veidekke ASA	75,451	1,519
[2]	BW LPG Ltd.	74,782	1,501
[2]	Europris ASA	131,557	1,342
	Borregaard ASA	77,627	1,277
	Hoegh Autoliners ASA	88,357	1,266
	DNO ASA	579,019	1,251
*,2	Scatec ASA	95,614	1,244
*	Cadeler A/S	157,968	1,088
	BLUENORD ASA	16,813	1,070
	Wallenius Wilhelmsen ASA	77,372	996
*,2	AutoStore Holdings Ltd.	757,654	971
	Leroy Seafood Group ASA	191,721	940
	Odfjell Drilling Ltd.	85,058	916

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Atea ASA	53,194	897
	Aker Solutions ASA	189,620	864
	MPC Container Ships ASA	324,324	771
	Wilh Wilhelmsen Holding ASA Class A	9,922	742
	Austevoll Seafood ASA	66,296	671
	Norwegian Air Shuttle ASA	418,566	656
	Sparebank 1 Oestlandet	27,550	604
[2]	Elkem ASA	194,024	568
	Stolt-Nielsen Ltd.	14,528	474
	BW Offshore Ltd.	77,622	444
[2]	Entra ASA	37,845	429
	Bonheur ASA	11,634	339
*	BW Energy Ltd.	47,294	297
	Grieg Seafood ASA	30,983	122
	Wilh Wilhelmsen Holding ASA Class B	1,816	122
			188,584
Philippines (0.0%)
	International Container Terminal Services Inc.	952,060	11,034
	Bdo Unibank Inc.	1,835,278	3,432
	SM Prime Holdings Inc.	7,193,550	2,226
	Bank of the Philippine Islands	1,360,706	1,981
	Manila Electric Co.	176,865	1,877
	Ayala Corp.	228,045	1,734
*	Cebu Air Inc.	3,213,269	1,708
	Metropolitan Bank & Trust Co.	1,286,669	1,403
	PLDT Inc.	64,960	1,325
	Ayala Land Inc.	4,673,700	1,150
	JG Summit Holdings Inc.	2,317,623	1,023
	Jollibee Foods Corp.	314,890	815
	AREIT Inc.	1,117,200	718
	Universal Robina Corp.	638,470	634
	RL Commercial REIT Inc.	5,623,500	631
	Puregold Price Club Inc.	804,880	563
	Aboitiz Power Corp.	751,400	556
[2]	Monde Nissin Corp.	4,965,100	549
	Century Pacific Food Inc.	1,138,800	529
	Globe Telecom Inc.	19,369	519
	GT Capital Holdings Inc.	67,355	518
	Manila Water Co. Inc.	688,900	494
	LT Group Inc.	1,831,100	447
	DMCI Holdings Inc.	2,550,100	397
	Robinson's Land Corp.	1,339,961	379
	Converge Information & Communications Technology Solutions Inc.	1,715,000	355
	DigiPlus Interactive Corp.	1,554,840	344
	ACEN Corp.	7,388,188	342
	Semirara Mining & Power Corp.	750,736	318
	Security Bank Corp.	223,518	236
	Megaworld Corp.	6,892,900	233
	D&L Industries Inc.	3,919,700	228
	Wilcon Depot Inc.	965,800	98
*	Bloomberry Resorts Corp.	1,987,700	65
			38,861
Poland (0.1%)
	Powszechna Kasa Oszczednosci Bank Polski SA	740,525	19,398
	ORLEN SA	492,989	18,119
*	KGHM Polska Miedz SA	114,149	9,588
	Bank Polska Kasa Opieki SA	138,049	8,642
	Powszechny Zaklad Ubezpieczen SA	449,922	7,915
	LPP SA	1,006	6,083
*,2	Allegro.eu SA	680,428	5,603
	Erste Bank Polska SA	31,877	5,432
	CD Projekt SA	55,630	4,238
*	mBank SA	10,304	3,256
*,2	Dino Polska SA	363,589	3,219
[1]	Asseco Poland SA	48,857	2,465
*	Zabka Group SA	374,688	2,392
*	Benefit Systems SA	2,161	2,386
*	Bank Millennium SA	473,307	2,334
	Grupa Kety SA	7,418	2,266

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Tauron Polska Energia SA	830,091	2,169
	Alior Bank SA	63,218	2,159
*	PGE Polska Grupa Energetyczna SA	705,402	2,075
	Orange Polska SA	468,530	1,923
[2]	XTB SA	61,248	1,724
	KRUK SA	14,257	1,717
	Budimex SA	9,302	1,691
	Pepco Group NV	146,873	1,310
	Enea SA	209,966	1,279
*,1	Modivo SA	38,706	850
	Bank Handlowy w Warszawie SA	20,504	646
	Warsaw Stock Exchange	26,461	549
*,1	Cyfrowy Polsat SA	96,348	400
*,1	Jastrzebska Spolka Weglowa SA	31,151	244
*	Grupa Azoty SA	36,965	187
			122,259
Portugal (0.0%)
	EDP SA	2,746,804	14,982
	Galp Energia SGPS SA	346,089	8,095
	Banco Comercial Portugues SA Class R	6,687,657	7,148
	Jeronimo Martins SGPS SA	211,083	5,069
*	EDP Renovaveis SA	245,862	4,111
	REN - Redes Energeticas Nacionais SGPS SA	274,136	1,214
	Sonae SGPS SA	501,344	1,148
*	NOS SGPS SA	150,083	991
	CTT-Correios de Portugal SA	66,182	499
[1]	Navigator Co. SA	112,017	441
[1]	Altri SGPS SA	45,966	269
[1]	Mota-Engil SGPS SA	44,604	253
	Semapa-Sociedade de Investimento e Gestao	5,989	163
	Corticeira Amorim SGPS SA	20,927	158
			44,541
Qatar (0.1%)
	Qatar National Bank QPSC	3,534,013	16,829
	Qatar Islamic Bank QPSC	1,446,450	8,834
	Industries Qatar QSC	1,592,966	5,231
	Commercial Bank PSQC	2,802,858	3,314
	Al Rayan Bank	5,206,869	3,097
	Qatar International Islamic Bank QSC	931,827	2,895
	Ooredoo QPSC	687,397	2,589
	Qatar Gas Transport Co. Ltd.	2,111,708	2,484
	Nebras Energy	476,956	1,918
	Doha Bank QPSC	2,336,926	1,732
	Dukhan Bank	1,725,318	1,644
	Qatar Fuel QSC	394,782	1,554
	Mesaieed Petrochemical Holding Co.	4,422,260	1,441
	Barwa Real Estate Co.	1,752,812	1,135
	Vodafone Qatar PQSC	1,348,214	987
	Qatar Aluminum Manufacturing Co.	2,077,305	923
*	Estithmar Holding QPSC	716,580	777
*	Ezdan Holding Group QSC	2,203,335	517
	Al Meera Consumer Goods Co. QSC	108,975	406
	Gulf International Services QSC	703,070	401
	United Development Co. QSC	1,450,568	339
			59,047
Romania (0.0%)
	Banca Transilvania SA	719,526	5,898
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	62,154	2,231
	Societatea Nationala Nuclearelectrica SA	47,861	765
	Societatea Energetica Electrica SA	122,863	750
*	MED Life SA	240,516	653
	OMV Petrom SA	2,847,257	647
	One United Properties SA	30,950	206
	TTS Transport Trade Services SA	108,327	136
*	Teraplast SA	718,255	77
			11,363

Total World Stock Index Fund
		Shares	Market Value• ($000)
Russia (0.0%)
*,3	MMC Norilsk Nickel PJSC ADR	11	—
*,3	LUKOIL PJSC ADR	3,780	—
*,3	Gazprom PJSC ADR	22,605	—
*,3	PhosAgro PJSC	214	—
			—
Saudi Arabia (0.3%)
	Al Rajhi Bank	2,375,240	43,548
[2]	Saudi Arabian Oil Co.	4,745,836	35,201
	Saudi National Bank	2,339,560	24,529
*	Saudi Arabian Mining Co.	1,078,634	18,916
	Saudi Telecom Co.	1,481,327	17,217
	Saudi Basic Industries Corp.	713,127	11,654
	Riyad Bank	1,566,770	8,677
*	ACWA Power Co.	179,454	8,070
	Alinma Bank	1,125,487	7,312
	SABIC Agri-Nutrients Co.	183,088	7,119
	Saudi Awwal Bank	774,689	7,047
	Dr Sulaiman Al Habib Medical Services Group Co.	85,309	5,524
	Etihad Etisalat Co.	298,501	5,183
	Banque Saudi Fransi	972,365	5,015
	Almarai Co. JSC	417,579	4,619
	Arab National Bank	681,759	3,925
	Bank AlBilad	567,485	3,803
	Saudi Energy Co.	698,615	3,313
	Bupa Arabia for Cooperative Insurance Co.	61,751	3,012
	Elm Co.	18,511	2,899
*	Umm Al Qura for Development & Construction Co.	566,122	2,452
*	Jabal Omar Development Co.	517,331	2,189
	Electrical Industries Co.	449,043	2,181
	Co. for Cooperative Insurance	60,854	2,118
*	Dar Al Arkan Real Estate Development Co.	431,233	2,041
	Riyadh Cables Group Co.	55,823	1,970
	Bank Al-Jazira	612,049	1,920
	Yanbu National Petrochemical Co.	191,245	1,876
	Makkah Construction & Development Co.	83,989	1,797
	Saudi Investment Bank	494,030	1,746
	Jarir Marketing Co.	416,686	1,673
	Ades Holding Co.	275,073	1,445
	SAL Saudi Logistics Services	32,796	1,443
	Dallah Healthcare Co.	41,299	1,373
	Mouwasat Medical Services Co.	75,090	1,364
*	Rabigh Refining & Petrochemical Co.	340,798	1,348
	Taiba Investments Co.	128,585	1,334
	Sahara International Petrochemical Co.	305,592	1,310
	Saudi Tadawul Group Holding Co.	35,833	1,268
	Arabian Internet & Communications Services Co.	21,199	1,258
	Astra Industrial Group Co.	31,759	1,196
	Aldrees Petroleum & Transport Services Co.	36,149	1,159
*	Rasan Information Technology Co.	29,630	1,118
*	Al Rajhi Co. for Co-operative Insurance	37,079	1,101
*	Saudi Kayan Petrochemical Co.	685,641	1,098
*	Mobile Telecommunications Co. Saudi Arabia	345,162	1,081
[2]	Arabian Centres Co. Ltd.	226,220	1,061
*	Savola Group	144,945	1,047
	Saudi Aramco Base Oil Co.	31,004	1,046
*	Advanced Petrochemical Co.	131,069	969
	Nahdi Medical Co.	32,545	914
*	National Industrialization Co. Class C	307,014	858
	Saudi Industrial Investment Group	227,465	847
	Power & Water Utility Co. for Jubail & Yanbu	92,644	843
	Al Masane Al Kobra Mining Co.	37,734	821
	Jamjoom Pharmaceuticals Factory Co.	18,739	778
*	flynas Co. SJSC	56,180	764
	Saudi Chemical Co. Holding	335,825	753
	National Gas & Industrialization Co.	31,403	687
	Saudia Dairy & Foodstuff Co.	12,121	667
	United Electronics Co.	31,003	667
	Abdullah Al Othaim Markets Co.	405,949	665

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Retal Urban Development Co.	166,147	659
	Etihad GO Telecom Co.	25,398	654
	National Medical Care Co.	19,979	633
*	Seera Group Holding	110,208	630
	Dr. Soliman Abdel Kader Fakeeh Hospital Co.	64,751	629
	Al Rajhi REIT	283,362	619
	East Pipes Integrated Co. for Industry	11,639	616
*	National Agriculture Development Co.	143,665	615
	Saudi Ground Services Co.	70,844	601
*	Arabian Drilling Co.	24,493	595
*	Saudi Research & Media Group	28,662	588
*	Arabian Contracting Services Co.	18,827	547
	Saudi Cement Co.	58,884	536
*	Emaar Economic City	178,823	528
	Al Moammar Information Systems Co.	10,985	526
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	62,509	524
	National Co. for Learning & Education	16,161	508
	Saudi Airlines Catering Co.	25,356	477
	Middle East Healthcare Co.	48,355	477
	Al Hammadi Holding	65,599	461
	United International Transportation Co.	40,872	454
	Yamama Cement Co.	61,689	437
	Almoosa Health Co.	11,968	428
	Arriyadh Development Co.	86,676	419
	AlKhorayef Water & Power Technologies Co.	12,306	414
*	Saudi Reinsurance Co.	58,160	412
*	Saudi Automotive Services Co.	29,456	400
	Leejam Sports Co. JSC	18,495	394
	Qassim Cement Co.	32,987	383
	Arabian Cement Co.	56,151	355
*	Saudi Real Estate Co.	94,116	347
*	Perfect Presentation For Commercial Services Co.	170,934	320
	Yanbu Cement Co.	75,253	305
	Saudi Ceramic Co.	31,848	262
*	Jahez International Co.	69,499	253
	BinDawood Holding Co.	175,250	245
*	Bawan Co.	20,681	242
	Al-Dawaa Medical Services Co.	18,308	229
	Southern Province Cement Co.	37,373	210
*	Advanced Building Industries Co.	17,264	183
	Eastern Province Cement Co.	22,602	141
			299,085
Singapore (0.3%)
	DBS Group Holdings Ltd.	1,583,025	72,994
	Oversea-Chinese Banking Corp. Ltd.	2,530,838	43,664
	United Overseas Bank Ltd.	936,600	26,673
	Singapore Telecommunications Ltd.	5,971,200	21,626
	Keppel Ltd.	1,347,313	11,532
	Singapore Exchange Ltd.	660,210	11,289
	Singapore Technologies Engineering Ltd.	1,304,700	11,057
	CapitaLand Integrated Commercial Trust	4,729,809	8,809
	CapitaLand Ascendas REIT	2,931,493	5,762
	NetLink NBN Trust	7,110,100	5,645
	Singapore Airlines Ltd.	1,099,436	5,445
	Venture Corp. Ltd.	313,900	4,007
	Sembcorp Industries Ltd.	724,231	3,801
	Wilmar International Ltd.	1,287,437	3,672
	UOL Group Ltd.	433,655	3,628
	Capitaland Investment Ltd.	1,552,100	3,404
	Seatrium Ltd.	1,596,523	2,960
	Haw Par Corp. Ltd.	214,400	2,905
	Keppel DC REIT	1,394,375	2,581
	Keppel Infrastructure Trust	5,741,466	2,437
	City Developments Ltd.	357,800	2,303
	Mapletree Logistics Trust	2,343,815	2,256
	Mapletree Industrial Trust	1,439,092	2,233
	Genting Singapore Ltd.	4,003,800	2,148
	Keppel REIT	2,771,821	1,952
	ComfortDelGro Corp. Ltd.	1,567,300	1,825

Total World Stock Index Fund
		Shares	Market Value• ($000)
	SATS Ltd.	696,436	1,813
	Suntec REIT	1,506,400	1,773
	Thai Beverage PCL	5,368,900	1,772
	Frasers Logistics & Commercial Trust	2,050,876	1,550
	Frasers Centrepoint Trust	830,023	1,530
	Mapletree Pan Asia Commercial Trust	1,442,859	1,466
	Jardine Cycle & Carriage Ltd.	49,488	1,271
*	AEM Holdings Ltd.	217,054	1,259
	CapitaLand Ascott Trust	1,731,815	1,220
	Parkway Life REIT	352,286	1,115
	Golden Agri-Resources Ltd.	4,388,000	1,094
	Lendlease Global Commercial REIT	2,209,823	992
[1]	iFAST Corp. Ltd.	139,900	963
	UMS Integration Ltd.	557,125	958
	Hutchison Port Holdings Trust	4,364,700	918
	Sheng Siong Group Ltd.	381,500	909
*	Yangzijiang Maritime Development Ltd.	1,570,236	835
	ESR-REIT	427,858	815
	First Resources Ltd.	293,100	805
	AIMS APAC REIT	662,263	786
	Centurion Accommodation REIT	822,500	712
	Bumitama Agri Ltd.	373,000	606
	Capitaland India Trust	722,990	597
	Nanofilm Technologies International Ltd.	477,000	548
	UOB-Kay Hian Holdings Ltd.	168,800	541
	CDL Hospitality Trusts	840,679	536
	Stoneweg Europe Stapled Trust	284,720	519
*	NTT DC REIT	526,300	517
	OUE REIT	1,773,775	509
	Olam Group Ltd.	607,300	486
	CapitaLand China Trust	913,568	478
	Starhill Global REIT	1,044,000	452
	SIA Engineering Co. Ltd.	173,300	428
	Raffles Medical Group Ltd.	493,400	386
	Far East Hospitality Trust	820,200	371
	Digital Core REIT Management Pte. Ltd.	666,700	344
	StarHub Ltd.	384,200	320
	Singapore Post Ltd.	1,025,300	278
	First REIT	1,043,136	196
	Riverstone Holdings Ltd.	320,000	187
	Prime US REIT	807,940	149
	KORE US REIT	462,700	93
*	COSCO Shipping International Singapore Co. Ltd.	759,400	72
*	Manulife US REIT	783,584	43
			299,820
South Africa (0.4%)
	Anglogold Ashanti plc	381,282	35,432
	Naspers Ltd. Class N	627,642	33,987
	Gold Fields Ltd.	733,769	31,084
	FirstRand Ltd.	4,559,494	24,175
	Standard Bank Group Ltd.	1,132,504	21,825
	Capitec Bank Holdings Ltd.	74,232	19,271
	MTN Group Ltd.	1,404,374	17,678
	Valterra Platinum Ltd.	218,854	17,627
	Impala Platinum Holdings Ltd.	757,100	10,612
	Absa Group Ltd.	574,459	8,055
*	Sasol Ltd.	502,364	6,983
	Harmony Gold Mining Co. Ltd.	430,455	6,786
	Discovery Ltd.	434,764	6,767
	Sibanye Stillwater Ltd.	2,182,990	6,526
	Bid Corp. Ltd.	258,152	6,341
	Sanlam Ltd.	1,225,204	6,310
	Shoprite Holdings Ltd.	357,308	6,024
	Nedbank Group Ltd.	349,032	5,573
	Northam Platinum Holdings Ltd.	279,725	5,393
	Remgro Ltd.	384,088	4,520
	NEPI Rockcastle NV	481,226	4,082
	Reinet Investments SCA	103,834	3,576
[2]	Pepkor Holdings Ltd.	2,639,683	3,487

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Bidvest Group Ltd.	245,492	3,450
	Vodacom Group Ltd.	355,335	3,019
	Old Mutual Ltd.	3,606,235	2,948
	OUTsurance Group Ltd.	653,701	2,779
	Anglogold Ashanti plc (XNYS)	28,384	2,660
	Clicks Group Ltd.	161,726	2,568
	Aspen Pharmacare Holdings Ltd.	286,999	2,384
	Growthpoint Properties Ltd.	2,339,271	2,295
	Tiger Brands Ltd.	126,666	2,211
	Exxaro Resources Ltd.	164,154	2,167
	Woolworths Holdings Ltd.	661,024	2,077
	Momentum Group Ltd.	887,284	2,017
	Redefine Properties Ltd.	4,957,422	1,889
	Mr Price Group Ltd.	180,835	1,697
	Vukile Property Fund Ltd.	974,847	1,397
	AVI Ltd.	225,739	1,348
	Investec Ltd.	156,144	1,302
	Fortress Real Estate Investments Ltd. Class B	807,134	1,179
	African Rainbow Minerals Ltd.	81,642	1,093
	Resilient REIT Ltd.	210,926	1,050
	Netcare Ltd.	966,162	1,002
	Hyprop Investments Ltd.	283,893	955
	Foschini Group Ltd.	225,114	946
	DRDGOLD Ltd.	324,083	875
	Thungela Resources Ltd.	100,168	871
	Motus Holdings Ltd.	123,684	828
	Truworths International Ltd.	261,216	813
	Telkom SA SOC Ltd.	223,519	807
[2]	Dis-chem Pharmacies Ltd.	342,423	748
	Santam Ltd.	29,790	713
	Life Healthcare Group Holdings Ltd.	925,875	690
	Kumba Iron Ore Ltd.	36,176	679
	DataTec Ltd.	154,482	666
	Omnia Holdings Ltd.	111,596	647
	JSE Ltd.	66,869	634
[1]	Boxer Retail Ltd.	117,121	560
	AECI Ltd.	84,156	557
	Grindrod Ltd.	410,899	555
	Coronation Fund Managers Ltd.	206,818	551
*	Pick n Pay Stores Ltd.	454,971	539
	Equites Property Fund Ltd.	529,994	538
	Reunert Ltd.	125,079	524
	We Buy Cars Holdings Ltd.	221,191	505
*	SPAR Group Ltd.	126,055	489
*	Sappi Ltd.	501,615	487
	Attacq Ltd.	475,772	475
	Sun International Ltd.	163,887	463
	Astral Foods Ltd.	30,721	452
	Burstone Group Ltd.	698,541	397
	Wilson Bayly Holmes-Ovcon Ltd.	36,702	379
*	MAS plc	280,951	339
	Ninety One Ltd.	117,635	330
*	KAP Ltd.	2,006,642	292
	Super Group Ltd.	216,350	207
	Afrimat Ltd.	84,822	166
			354,323
South Korea (2.2%)
	Samsung Electronics Co. Ltd. (XKRX)	3,816,117	574,660
	SK Hynix Inc.	438,243	390,811
*	SK Square Co. Ltd.	72,471	42,178
	Hyundai Motor Co.	108,938	39,486
*	Doosan Enerbility Co. Ltd.	357,420	31,150
	KB Financial Group Inc.	254,123	27,828
	Hanwha Aerospace Co. Ltd.	27,487	26,403
	Samsung Electro-Mechanics Co. Ltd.	44,094	25,296
	Shinhan Financial Group Co. Ltd.	344,925	23,423
*	Samsung SDI Co. Ltd. (XKRX)	47,093	22,304
	Kia Corp.	192,334	19,838
	Hana Financial Group Inc.	214,960	18,676

Total World Stock Index Fund
		Shares	Market Value• ($000)
	POSCO Holdings Inc.	55,130	17,388
	NAVER Corp.	119,160	17,116
	Celltrion Inc.	119,856	16,326
	HD Hyundai Electric Co. Ltd.	17,630	15,160
	Hyundai Mobis Co. Ltd.	46,476	13,442
	Samsung C&T Corp.	63,036	12,879
	Woori Financial Group Inc.	537,483	12,257
[1]	LS Electric Co. Ltd.	61,905	11,889
[1]	Hyundai Heavy Industries Co. Ltd.	25,030	11,656
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	36,109	11,307
	Hyosung Heavy Industries Corp.	4,147	11,171
*	Samsung Heavy Industries Co. Ltd.	507,136	11,170
	Samsung Life Insurance Co. Ltd.	63,089	10,730
	Hyundai Rotem Co. Ltd.	58,046	10,622
*,1	LG Energy Solution Ltd.	33,301	10,454
	LG Chem Ltd. (XKRX)	35,690	9,666
	KT&G Corp.	79,078	9,534
*,2	Samsung Biologics Co. Ltd.	9,474	9,446
*	Hanwha Ocean Co. Ltd.	100,484	8,991
[1]	Hanmi Semiconductor Co. Ltd.	34,141	8,650
[1]	Ecopro Co. Ltd.	81,398	8,520
	SK Inc.	29,086	8,467
	LG Electronics Inc. (XKRX)	86,445	8,326
	Alteogen Inc.	31,607	7,981
	Kakao Corp.	246,734	7,943
	Samsung Fire & Marine Insurance Co. Ltd.	23,819	7,438
	HD Hyundai Co. Ltd.	32,809	6,966
[1]	Mirae Asset Securities Co. Ltd.	154,920	6,881
	LIG Defense&Aerospace Co. Ltd.	10,751	6,820
[1]	Korea Aerospace Industries Ltd.	55,870	6,401
[1]	Hyundai Engineering & Construction Co. Ltd.	57,647	6,384
	Korea Electric Power Corp.	211,645	6,341
[1]	Doosan Co. Ltd.	5,385	5,945
[1]	APR Corp.	19,828	5,693
[1]	Ecopro BM Co. Ltd.	39,032	5,496
*,1	SK Innovation Co. Ltd.	55,179	5,478
	Korea Investment Holdings Co. Ltd.	33,127	5,444
	Hyundai Glovis Co. Ltd.	30,047	4,639
[1]	IsuPetasys Co. Ltd.	44,552	4,625
	LG Corp.	68,420	4,618
[1]	Hanwha Systems Co. Ltd.	57,825	4,586
	Samsung E&A Co. Ltd.	122,684	4,443
[1]	POSCO Future M Co. Ltd.	25,769	4,428
[1]	LG Innotek Co. Ltd.	11,254	4,400
	LS Corp.	13,810	4,296
*	Meritz Financial Group Inc.	55,020	4,164
	Samsung Securities Co. Ltd.	55,403	4,060
*,1	HLB Inc.	97,560	4,040
*,1	Daewoo Engineering & Construction Co. Ltd.	168,249	4,032
	DB Insurance Co. Ltd.	35,416	4,030
	Krafton Inc.	21,449	3,856
	KB Financial Group Inc. ADR (XNYS)	33,382	3,713
	Korea Zinc Co. Ltd.	3,452	3,700
	Samsung SDS Co. Ltd.	30,593	3,463
[1]	Sam Chun Dang Pharm Co. Ltd.	11,762	3,363
*	Taihan Cable & Solution Co. Ltd.	86,758	3,336
	KIWOOM Securities Co. Ltd.	12,025	3,279
[1]	LEENO Industrial Inc.	39,826	3,252
	HD Construction Equipment Co. Ltd.	25,456	3,198
	Industrial Bank of Korea	202,700	3,107
	S-Oil Corp.	33,377	3,038
	HYBE Co. Ltd.	16,955	3,038
*	ABLBio Inc.	32,601	3,033
*,1	Peptron Inc.	16,956	3,027
	Yuhan Corp.	48,446	3,022
*,1	Hanwha Solutions Corp.	85,934	2,980
*,1	Rainbow Robotics	6,510	2,965
[1]	Samyang Foods Co. Ltd.	3,249	2,950
	HMM Co. Ltd.	210,139	2,929
*,1	L&F Co. Ltd.	21,550	2,878

Total World Stock Index Fund
		Shares	Market Value• ($000)
	DB HiTek Co. Ltd.	24,273	2,628
*	Hanwha Engine	43,074	2,579
*	LigaChem Biosciences Inc.	20,206	2,543
	BNK Financial Group Inc.	199,093	2,528
[1]	OCI Holdings Co. Ltd.	9,856	2,486
	NH Investment & Securities Co. Ltd.	107,988	2,476
	Korean Air Lines Co. Ltd.	147,141	2,463
	Coway Co. Ltd.	42,129	2,449
[1]	HD Hyundai Marine Solution Co. Ltd.	13,498	2,441
[1]	KakaoBank Corp.	146,966	2,429
[1]	Jusung Engineering Co. Ltd.	27,326	2,364
	Hankook Tire & Technology Co. Ltd.	58,518	2,355
[1]	Sanil Electric Co. Ltd.	12,603	2,301
	JB Financial Group Co. Ltd.	120,580	2,231
[1]	Daeduck Electronics Co. Ltd.	28,377	2,202
	Eo Technics Co. Ltd.	6,810	2,199
	Hyundai Steel Co.	71,116	2,067
	Posco International Corp.	34,902	2,060
	GS Holdings Corp.	37,022	2,056
*	LG Display Co. Ltd.	240,857	2,011
[1]	KEPCO Engineering & Construction Co. Inc.	15,486	1,999
	Amorepacific Corp.	21,593	1,980
*,1	Samsung Episholdings Co. Ltd.	5,217	1,927
	NC Corp.	10,404	1,921
[1]	WONIK IPS Co. Ltd.	23,341	1,886
	Doosan Bobcat Inc.	35,869	1,764
	LG Uplus Corp.	162,808	1,746
	Orion Corp.	17,978	1,746
*,1	Robotis Co. Ltd.	7,803	1,698
	CJ Corp.	11,065	1,685
*,1	Woori Technology Inc.	113,910	1,682
[1]	DL E&C Co. Ltd.	24,672	1,663
[1]	HPSP Co. Ltd.	44,747	1,620
	Hanwha Corp. (XKRX)	17,710	1,610
[1]	LG CNS Co. Ltd.	36,136	1,606
	Hanmi Pharm Co. Ltd.	5,076	1,589
	iM Financial Group Co. Ltd.	120,570	1,560
*	Voronoi Inc.	8,003	1,554
*,1	Doosan Fuel Cell Co. Ltd.	36,551	1,530
[1]	Hyundai Autoever Corp.	4,935	1,525
	POSCO Holdings Inc. (XNYS) ADR	18,635	1,480
*,1	Hanwha Vision Co. Ltd.	24,962	1,478
*,1	OliX Pharmaceuticals Inc.	12,466	1,471
*,1	Fadu Inc.	26,891	1,443
*	SK Biopharmaceuticals Co. Ltd.	21,070	1,439
[1]	LG H&H Co. Ltd. (XKRX)	8,128	1,401
[1]	GS Engineering & Construction Corp.	53,788	1,396
[1]	Hanjin Kal Corp.	17,977	1,379
	Shinsegae Inc.	4,869	1,346
	Iljin Electric Co. Ltd.	15,850	1,332
*,1	Hotel Shilla Co. Ltd.	29,068	1,295
*	HD-Hyundai Marine Engine	17,934	1,288
	KCC Corp.	3,380	1,282
	Cheil Worldwide Inc.	94,084	1,276
	SIMMTECH Co. Ltd.	21,118	1,268
	Hansol Chemical Co. Ltd.	6,401	1,253
	E-MART Inc.	16,944	1,227
[1]	ISC Co. Ltd.	7,311	1,223
*,1	Pearl Abyss Corp.	30,400	1,212
	Hyundai Elevator Co. Ltd.	17,925	1,203
*,1	ISU Specialty Chemical	14,330	1,186
	CS Wind Corp.	24,119	1,174
*,1	Ecopro Materials Co. Ltd.	21,152	1,164
*,1	SKC Co. Ltd. (XKRX)	14,422	1,163
[1]	Posco DX Co. Ltd.	47,848	1,133
*	Lotte Energy Materials Corp.	24,355	1,105
*	Hyundai Marine & Fire Insurance Co. Ltd.	52,955	1,091
[1]	Koh Young Technology Inc.	39,103	1,078
*,1	D&D PharmaTech Inc.	21,090	1,077
	PharmaResearch Co. Ltd.	4,985	1,063

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,1	Kakaopay Corp.	27,871	1,061
	Korean Reinsurance Co.	126,352	1,056
[1]	Daejoo Electronic Materials Co. Ltd.	9,745	1,051
	Hyosung Corp.	6,629	1,033
[1]	Kolon Industries Inc.	15,758	1,016
[1]	Eugene Technology Co. Ltd.	11,244	1,010
	Kumho Petrochemical Co. Ltd.	9,942	989
*,1	Doosan Robotics Inc.	13,008	982
[1]	Lotte Chemical Corp.	12,309	955
[1]	Doosan Tesna Inc.	10,404	941
*	Mezzion Pharma Co. Ltd.	15,747	940
[1]	SPG Co. Ltd.	10,592	926
	Kangwon Land Inc.	78,700	916
	HL Mando Co. Ltd.	23,088	899
[1]	TechWing Inc.	22,637	897
*,1	Taesung Co. Ltd.	16,562	893
	S-1 Corp.	15,219	887
[1]	PSK Inc.	14,505	886
[1]	LS Materials Ltd.	43,126	885
	ST Pharm Co. Ltd.	8,534	884
*,1	Jeju Semiconductor Corp.	24,056	870
*	Hugel Inc.	4,981	856
*	BHI Co. Ltd.	12,773	855
[1]	D'Alba Global Co. Ltd.	5,545	850
*	Oscotec Inc.	23,776	844
*,1	Seojin System Co. Ltd.	20,757	843
[1]	Hana Micron Inc.	30,212	829
[1]	Soulbrain Co. Ltd.	2,606	820
*,1	Seoul Semiconductor Co. Ltd.	72,050	812
*	Hanon Systems	281,764	810
	RFHIC Corp.	12,613	810
	CJ CheilJedang Corp. (XKRX)	4,831	808
	Youngone Corp.	14,350	805
[1]	Dongjin Semichem Co. Ltd.	20,533	797
	LX International Corp.	21,923	795
	Pan Ocean Co. Ltd.	209,341	786
	Hyundai Department Store Co. Ltd.	10,566	781
	Han Kuk Carbon Co. Ltd.	23,265	781
[2]	Netmarble Corp.	22,950	773
[1]	Cosmax Inc.	5,386	771
	JYP Entertainment Corp.	17,927	769
*,1	SK Securities Co. Ltd.	215,634	767
[1]	Poongsan Corp.	11,418	767
	S&S Tech Corp.	10,826	750
[1]	Silicon2 Co. Ltd.	24,591	737
	KEPCO Plant Service & Engineering Co. Ltd.	17,251	732
[1]	Caregen Co. Ltd.	10,107	726
[1]	Celltrion Pharm Inc.	18,748	717
*,1	HJ Shipbuilding & Construction Co. Ltd.	36,175	714
	Classys Inc.	18,834	712
	BGF retail Co. Ltd.	7,950	711
*,1	Hyulim ROBOT Co. Ltd.	82,631	711
*,1	CosmoAM&T Co. Ltd.	17,583	708
*,1	Curiox Biosystems Co. Ltd.	10,171	707
	Partron Co. Ltd.	125,488	704
	Hyosung TNC Corp.	1,998	703
	Samsung Card Co. Ltd.	19,318	697
	Kolmar Korea Co. Ltd.	11,483	690
	Korea Gas Corp.	25,894	687
	Lotte Shopping Co. Ltd.	7,496	687
*,1	Hanall Biopharma Co. Ltd.	21,177	687
[1]	NongShim Co. Ltd.	2,601	668
*	Hanwha Life Insurance Co. Ltd.	200,116	664
	Misto Holdings Corp.	24,080	662
*,1	Hyundai Bioscience Co. Ltd.	72,607	662
	Intellian Technologies Inc.	7,248	652
	DongKook Pharmaceutical Co. Ltd.	39,184	635
	People & Technology Inc.	16,575	633
[1]	TES Co. Ltd.	10,815	628
	Daou Technology Inc.	19,687	623

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,1	Wonik Holdings Co. Ltd.	27,179	612
*,1	APRILBIO Co. Ltd.	15,090	612
[1]	Advanced Process Systems Corp.	33,956	606
[1]	L&C Bio Co. Ltd.	13,823	600
	Tokai Carbon Korea Co. Ltd.	2,959	597
[1]	Park Systems Corp.	3,026	596
	Innocean Worldwide Inc.	44,340	594
	Daishin Securities Co. Ltd.	22,722	589
	SOLUM Co. Ltd.	44,582	587
*,1	SFA Semicon Co. Ltd.	101,973	584
	SK REITs Co. Ltd.	126,627	577
[1]	Hyundai Wia Corp.	10,205	575
*,1	Lunit Inc.	20,257	574
[1]	Hite Jinro Co. Ltd.	48,540	562
*	Chabiotech Co. Ltd.	48,028	557
	SK Telecom Co. Ltd.	8,455	548
	Chong Kun Dang Pharmaceutical Corp.	9,412	547
*,1	Clobot Co. Ltd.	15,655	539
*	Qurient Co. Ltd.	21,127	538
	Youngone Holdings Co. Ltd.	3,801	537
	CJ Logistics Corp.	7,738	531
*,1	G2GBIO Inc.	8,954	529
*	Seers Co. Ltd.	16,212	524
	Lotte Corp.	25,102	523
	GS Retail Co. Ltd.	32,371	515
	Otoki Corp.	2,040	504
*,1	Hanwha Investment & Securities Co. Ltd.	95,684	493
	HDC Holdings Co. Ltd.	25,758	491
*	SK Bioscience Co. Ltd.	16,668	489
*	KMW Co. Ltd.	23,182	470
	HK inno N Corp.	12,846	460
	SM Entertainment Co. Ltd.	7,005	459
*,1	Orum Therapeutics Inc.	7,555	459
*,1	Creative & Innovative System	39,334	457
*,1	Naturecell Co. Ltd.	34,659	456
	SK Gas Ltd.	2,330	454
*,1	ROKIT Healthcare Inc.	8,742	454
[1]	TK Corp.	14,403	450
	Lotte Chilsung Beverage Co. Ltd.	5,321	441
	LOTTE Fine Chemical Co. Ltd.	9,334	440
*	Kumho Tire Co. Inc.	110,603	437
*,1	SK oceanplant Co. Ltd.	26,096	435
[1]	Seah Besteel Holdings Corp.	8,406	430
	SL Corp.	9,952	426
[1]	Shinsung Delta Tech Co. Ltd.	10,744	425
*,1	GemVax & Kael Co. Ltd.	25,833	416
	BH Co. Ltd.	17,644	416
	Shinhan Alpha REIT Co. Ltd.	101,945	416
	Pharmicell Co. Ltd.	32,782	407
[1]	ESR Kendall Square REIT Co. Ltd.	133,139	407
[1]	F&F Co. Ltd.	8,915	405
[1]	INTOPS Co. Ltd.	31,519	398
[1]	Cheryong Electric Co. Ltd.	8,273	398
	Solid Inc.	33,987	394
	HAESUNG DS Co. Ltd.	7,122	393
*,1	Foosung Co. Ltd.	43,488	391
	Dongsuh Cos. Inc.	20,882	378
	GC Biopharma Corp.	4,046	377
	Boryung	55,535	374
	Paradise Co. Ltd.	34,477	371
*	Yungjin Pharmaceutical Co. Ltd.	298,935	358
	Dentium Co. Ltd.	9,816	355
	IPARK Hyundai Development Co.	22,781	355
	Sung Kwang Bend Co. Ltd.	11,156	352
	Hana Tour Service Inc.	12,327	350
	NHN Corp.	12,518	350
*	GI Innovation Inc.	31,262	349
	Kwang Dong Pharmaceutical Co. Ltd.	60,643	340
	Dong-A ST Co. Ltd.	11,210	337
	Hyundai Home Shopping Network Corp.	5,834	336

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Seegene Inc.	20,038	333
	Binggrae Co. Ltd.	6,531	332
	Seobu T&D	32,649	332
*,1	Korea Line Corp.	189,211	331
	Hanmi Science Co. Ltd.	12,822	329
*,1	Enchem Co. Ltd.	10,835	326
*	Duk San Neolux Co. Ltd.	9,419	324
*	Lotte Tour Development Co. Ltd.	22,998	324
	Lake Materials Co. Ltd.	20,511	322
*	CJ CGV Co. Ltd.	95,988	320
*	DL Holdings Co. Ltd.	6,552	319
	OCI Co. Ltd.	3,110	318
[1]	Harim Holdings Co. Ltd.	35,570	316
	Daewoong Pharmaceutical Co. Ltd.	3,006	303
*,1	Inventage Lab Inc.	7,137	302
*	Hanwha General Insurance Co. Ltd.	66,514	299
	DoubleUGames Co. Ltd.	7,242	299
	HS Hyosung Advanced Materials Corp.	1,626	298
	MegaStudyEdu Co. Ltd.	8,884	284
	SK Networks Co. Ltd.	70,592	280
[1]	KH Vatec Co. Ltd.	29,016	277
[1]	Taekwang Industrial Co. Ltd.	343	277
	YG Entertainment Inc.	7,517	276
	Amorepacific Holdings Corp.	14,537	275
*,1	Sungeel Hitech Co. Ltd.	4,903	274
	Daesang Corp.	19,425	272
	Samchully Co. Ltd.	2,630	263
	Sebang Global Battery Co. Ltd.	5,794	260
	SK Chemicals Co. Ltd.	6,442	260
	DI Dong Il Corp.	12,549	256
	Advanced Nano Products Co. Ltd.	4,508	255
*,1,2	SK IE Technology Co. Ltd.	13,993	252
	HL Holdings Corp.	8,477	249
	Soop Co. Ltd.	6,274	248
	Hyundai Green Food	22,101	247
	Hankook Shell Oil Co. Ltd.	717	246
[1]	LX Semicon Co. Ltd.	5,715	243
	Hankook & Co. Co. Ltd.	14,228	241
	LX Holdings Corp.	38,930	241
	Bukwang Pharmaceutical Co. Ltd.	56,055	240
*	Daea TI Co. Ltd.	77,128	239
	Dong-A Socio Holdings Co. Ltd.	3,585	238
[1]	Il Dong Pharmaceutical Co. Ltd.	13,165	238
	Lotte Rental Co. Ltd.	10,416	237
*	Synopex Inc.	58,310	236
	LOTTE REIT Co. Ltd.	77,226	232
*,1	Danal Co. Ltd.	45,980	231
[1]	NICE Information Service Co. Ltd.	22,233	230
	SFA Engineering Corp.	10,655	228
[1]	Wemade Co. Ltd.	13,053	221
*,1,3	Shinsung E&G Co. Ltd.	81,277	221
	Innox Advanced Materials Co. Ltd.	9,317	218
	GOLFZON Co. Ltd.	6,181	215
	Medytox Inc.	3,003	215
*,1	SHIFT UP Corp.	9,707	215
*	CJ ENM Co. Ltd.	5,763	212
	GC Corp.	21,854	207
	Korea Petrochemical Ind Co. Ltd.	1,618	200
	LF Corp.	11,703	196
	Ahnlab Inc.	4,531	194
[1]	Posco M-Tech Co. Ltd.	14,440	194
	Korea Electric Terminal Co. Ltd.	3,118	193
*	Ananti Inc.	39,587	191
*,1	Kakao Games Corp.	23,142	190
[1]	ENF Technology Co. Ltd.	4,657	186
*	Eubiologics Co. Ltd.	21,312	186
	Orion Holdings Corp.	10,345	182
	Ecopro HN Co. Ltd.	8,285	180
	GS P&L Co. Ltd.	4,801	180
	JW Pharmaceutical Corp.	8,446	179

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Asiana Airlines Inc.	37,193	177
*	Studio Dragon Corp.	7,308	173
[1]	KC Tech Co. Ltd.	4,074	172
	Grand Korea Leisure Co. Ltd.	20,689	169
[1]	NEXTIN Inc.	3,543	169
	InBody Co. Ltd.	8,363	167
*	Cosmochemical Co. Ltd.	13,762	166
	Daewoong Co. Ltd.	10,718	165
*,1	Hanssem Co. Ltd.	5,339	164
*	Cafe24 Corp.	9,349	160
[1]	Samwha Capacitor Co. Ltd.	3,429	158
[1]	Hyundai GF Holdings	16,214	158
	Dongkuk Steel Mill Co. Ltd.	15,002	157
*	Shin Poong Pharmaceutical Co. Ltd.	19,421	154
	Unid Co. Ltd.	2,363	152
*	HLB Life Science Co. Ltd.	53,557	151
	SK Discovery Co. Ltd.	3,913	148
*,1	VT Co. Ltd.	12,794	148
	Sungwoo Hitech Co. Ltd.	24,178	146
*,1	Samyang Biopharmaceuticals Corp.	2,810	146
[1]	Dongwon Industries Co. Ltd.	5,482	144
	SNT Motiv Co. Ltd.	6,078	144
	Yuanta Securities Korea Co. Ltd.	38,496	138
	PI Advanced Materials Co. Ltd.	7,673	134
*	Komipharm International Co. Ltd.	20,136	132
[1]	TCC Steel	9,727	131
	SD Biosensor Inc.	22,765	130
	i-SENS Inc.	8,808	127
	Youlchon Chemical Co. Ltd.	7,162	125
	Samyang Holdings Corp.	2,643	125
	Lotte Wellfood Co. Ltd.	1,518	125
	Soulbrain Holdings Co. Ltd.	2,470	124
	Hancom Inc.	8,867	124
[1]	NHN KCP Corp.	9,232	124
*	GC Cell Corp.	7,163	116
	Myoung Shin Industrial Co. Ltd.	12,556	114
*,1	Binex Co. Ltd.	15,146	113
	Hanjin Logistics Corp.	8,540	112
*,1	Tongyang Life Insurance Co. Ltd.	19,837	112
*	Jeju Air Co. Ltd.	30,603	110
*	HLB Therapeutics Co. Ltd.	45,030	108
	Young Poong Corp.	2,338	104
	IS Dongseo Co. Ltd.	5,641	102
	KISWIRE Ltd.	5,769	100
	Eugene Investment & Securities Co. Ltd.	26,002	99
	Solus Advanced Materials Co. Ltd.	11,130	99
	Hanil Cement Co. Ltd.	8,300	98
	KCC Glass Corp.	4,931	98
	TKG Huchems Co. Ltd.	7,579	97
*	Nexon Games Co. Ltd.	12,037	97
	Nexen Tire Corp.	19,052	96
	Handsome Co. Ltd.	5,208	94
	Huons Global Co. Ltd.	2,154	92
	Com2uSCorp	4,149	92
*,1	Chunbo Co. Ltd.	2,163	92
*,1	UniTest Inc.	7,083	89
*	Bioneer Corp.	12,524	89
	Mcnex Co. Ltd.	5,314	83
	Neowiz	5,514	82
*	DIO Corp.	6,970	81
	HYUNDAI Corp.	3,860	81
	Korea United Pharm Inc.	5,473	75
	NICE Holdings Co. Ltd.	7,180	71
*	LX Hausys Ltd.	2,811	69
	E1 Corp.	906	66
[3]	JR Global REIT	82,399	65
*,3	Kum Yang Co. Ltd.	9,732	65
	Humedix Co. Ltd.	2,506	60
*	CMG Pharmaceutical Co. Ltd.	48,693	58
	Hansae Co. Ltd.	7,440	58

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,3	NKGen Biotech Korea Co. Ltd.	8,969	58
	BNC Korea, Inc.	19,712	53
	Webzen Inc.	6,293	52
*,1	Joongang Advanced Materials Co. Ltd.	37,857	49
	Samyang Corp.	1,434	47
*	Modetour Network Inc.	5,807	45
*	Genexine Inc.	12,258	45
	Huons Co. Ltd.	2,533	45
	Zinus Inc.	4,925	43
*,1	GeneOne Life Science Inc.	65,440	38
*	Vaxcell-Bio Therapeutics Co. Ltd.	6,522	33
*,3	Hyosung Chemical Corp.	978	26
*,3	Dawonsys Co. Ltd.	12,222	21
			1,953,569
Spain (0.8%)
	Banco Santander SA	11,792,537	143,896
	Iberdrola SA (XMAD)	5,255,990	123,223
	Banco Bilbao Vizcaya Argentaria SA	4,586,855	101,289
	Industria de Diseno Textil SA	890,492	53,296
	CaixaBank SA	2,890,471	36,791
	Ferrovial SE	381,794	26,218
	Repsol SA	898,988	24,148
	ACS Actividades de Construccion y Servicios SA (SGMU)	152,740	22,015
	Amadeus IT Group SA	364,128	21,011
	Banco de Sabadell SA	4,278,023	16,586
[2]	Aena SME SA	591,040	16,143
*,2	Cellnex Telecom SA	479,024	16,125
	Telefonica SA	3,565,049	16,087
	Endesa SA	249,710	11,199
	Bankinter SA	576,896	9,600
	Naturgy Energy Group SA	277,184	8,721
	Redeia Corp. SA	370,575	6,488
	Merlin Properties Socimi SA	320,775	5,609
	Acciona SA	18,232	5,307
[1]	Indra Sistemas SA	69,457	3,995
	Mapfre SA	622,158	3,046
	Enagas SA	150,882	3,021
	Acerinox SA	184,025	3,020
[2]	Unicaja Banco SA	781,292	2,536
	Grifols SA	228,413	2,408
[1]	Puig Brands SA Class B	108,699	2,253
	Viscofan SA	31,876	2,247
	Sacyr SA (XMAD)	383,391	2,111
	CIE Automotive SA	53,751	1,832
	Fluidra SA	70,029	1,639
	Colonial SFL Socimi SA	255,317	1,638
*	Solaria Energia y Medio Ambiente SA	56,375	1,608
	Logista Integral SA	39,355	1,538
	Vidrala SA (XMAD)	15,878	1,432
	Laboratorios Farmaceuticos Rovi SA	13,903	1,300
	Elecnor SA	28,322	1,259
*	Tecnicas Reunidas SA	28,520	1,182
	Construcciones y Auxiliar de Ferrocarriles SA	14,362	1,081
*	Pharma Mar SA	9,212	1,039
	Melia Hotels International SA	70,054	914
[2]	Neinor Homes SA	46,362	907
	Almirall SA	57,400	850
	Corp. ACCIONA Energias Renovables SA	31,129	818
*	Grenergy Renovables SA	5,711	810
	Ebro Foods SA	33,262	710
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	473,743	662
*	Distribuidora Internacional de Alimentacion SA	10,022	463
*	HBX Group International plc	54,395	444
	Atresmedia Corp. de Medios de Comunicacion SA	57,080	347
[2]	Gestamp Automocion SA	80,894	307
*	Cirsa Enterprises SA	19,766	297
	Banco Santander SA ADR	16,687	203
	Prosegur Cia de Seguridad SA	62,000	196
*,1	Ence Energia y Celulosa SA	65,595	189

Total World Stock Index Fund
		Shares	Market Value• ($000)
[2]	Global Dominion Access SA	47,418	185
[2]	Prosegur Cash SA	110,532	85
			712,324
Sweden (0.8%)
	Investor AB Class B	1,282,044	52,032
	Atlas Copco AB Class A	2,444,301	46,974
	Volvo AB Class B	1,199,096	41,797
	Sandvik AB	861,827	36,255
	Assa Abloy AB Class B	803,111	30,910
	Telefonaktiebolaget LM Ericsson Class B	2,256,924	26,923
	Skandinaviska Enskilda Banken AB Class A	1,225,741	24,260
	Swedbank AB Class A	667,412	23,592
	Investor AB Class A (XSTO)	490,645	19,638
	Hexagon AB Class B	1,761,553	19,245
	Saab AB Class B	298,178	18,100
	Alfa Laval AB	252,182	15,176
	EQT AB	451,451	14,731
	Essity AB Class B	547,660	14,538
	Svenska Handelsbanken AB Class A	1,013,024	14,395
	Atlas Copco AB Class B	766,103	13,063
	Boliden AB	247,096	12,989
	Epiroc AB Class B	496,148	12,363
	Telia Co. AB	2,230,404	11,662
	Tele2 AB Class B	521,245	10,688
	Industrivarden AB Class C	187,249	9,852
	Epiroc AB Class A	326,824	9,435
	Skanska AB Class B	282,288	7,624
	Trelleborg AB Class B	178,531	7,330
	AddTech AB Class B	197,771	7,263
*	Swedish Orphan Biovitrum AB	148,592	6,971
	Volvo AB Class A	199,492	6,957
[2]	Evolution AB	98,162	6,918
	H & M Hennes & Mauritz AB Class B	363,283	6,520
	SKF AB Class B	244,833	6,165
	Securitas AB Class B	348,897	5,855
	Lifco AB Class B	166,046	5,225
	Nibe Industrier AB Class B	1,123,381	5,107
	Nordnet AB publ	152,928	5,041
	Beijer Ref AB Class B	333,261	4,721
	Indutrade AB	205,257	4,434
	SSAB AB Class B	443,860	4,041
	Sagax AB Class D	1,012,664	3,800
	Lagercrantz Group AB Class B	142,194	3,760
	AAK AB	130,739	3,750
	Industrivarden AB Class A	70,337	3,737
	Avanza Bank Holding AB	102,420	3,702
	Mycronic AB	115,034	3,630
	Svenska Cellulosa AB SCA Class B	309,285	3,544
	L E Lundbergforetagen AB Class B	55,940	3,242
	Getinge AB Class B	155,863	3,138
*	Fastighets AB Balder Class B	522,031	3,123
	Castellum AB	243,148	3,112
[1]	Svenska Handelsbanken AB Class B	121,227	2,927
	Sectra AB Class B	102,829	2,861
*	Verisure plc	216,807	2,709
	Axfood AB	74,411	2,270
	Sagax AB Class B	112,680	2,242
	Loomis AB	48,051	2,238
	Holmen AB Class B	63,582	2,194
[2]	Munters Group AB	95,487	2,105
	Investment AB Latour Class B	87,285	2,004
[2]	Thule Group AB	77,651	1,940
	Sweco AB Class B	138,308	1,902
	Wihlborgs Fastigheter AB	190,315	1,683
*	Asmodee Group AB Class B	122,503	1,646
*	Camurus AB	27,997	1,622
[2]	Bravida Holding AB	155,137	1,607
	SSAB AB Class A	168,737	1,519
	Elekta AB Class B	251,225	1,459

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,2	Sinch AB	451,565	1,433
	Catena AB	29,775	1,405
	HMS Networks AB	23,452	1,367
	Pandox AB	74,037	1,361
*	Asker Healthcare Group AB	161,761	1,331
*	Hexpol AB	162,398	1,326
	Bufab AB	100,766	1,304
	Clas Ohlson AB Class B	29,369	1,271
	Granges AB	66,843	1,262
	NCC AB Class B	57,908	1,254
	AddLife AB Class B	79,233	1,235
	Alleima AB	136,172	1,220
	Hufvudstaden AB Class A	89,794	1,196
	Fabege AB	141,077	1,185
*	NCAB Group AB	148,337	1,166
[2]	Attendo AB	97,040	1,123
	Wallenstam AB Class B	261,660	1,113
*,1	Volvo Car AB Class B	459,350	1,099
	Husqvarna AB Class B	226,844	1,093
*	NOBA Bank Group AB	117,832	1,083
[1]	Svenska Cellulosa AB SCA Class A	95,046	1,082
*,2	BioArctic AB	30,458	1,076
	Billerud Aktiebolag	155,501	1,069
*	Kinnevik AB Class B	179,171	1,032
	Bure Equity AB	35,216	1,025
	Peab AB Class B	104,588	1,016
[2]	Scandic Hotels Group AB	102,765	1,002
	Storskogen Group AB Class B	965,570	954
*,1	Electrolux AB Class B	170,300	952
*	Modern Times Group MTG AB Class B	67,933	924
*,2	BoneSupport Holding AB	37,448	904
	AQ Group AB	37,433	894
	Nyfosa AB	121,658	884
	Intea Fastigheter AB	110,154	881
	Lindab International AB	53,157	879
	INVISIO AB	30,123	872
	AFRY AB	69,596	849
	Electrolux Professional AB Class B	163,815	824
	Hemnet Group AB	62,412	809
*,2	Dometic Group AB	234,893	802
	Medicover AB Class B	34,639	775
	MIPS AB	25,998	771
	Betsson AB Class B	75,063	765
	Cibus Real Estate AB publ	47,414	756
	Nolato AB Class B	139,507	751
	Bilia AB Class A	53,282	727
	NP3 Fastigheter AB	24,800	700
*	Embracer Group AB	97,508	672
	Vitec Software Group AB Class B	23,323	647
	Cloetta AB Class B	124,219	638
	Instalco AB	141,770	592
*	Sdiptech AB Class B	23,169	568
	Atrium Ljungberg AB Class B	176,609	568
	Vitrolife AB	48,076	548
*,1	Xvivo Perfusion AB	17,111	514
	JM AB	40,486	509
	Ratos AB Class B	141,633	503
	Dios Fastigheter AB	69,012	476
	Troax Group AB	40,382	466
	Investment AB Oresund	29,831	464
*	Hexatronic Group AB	108,348	449
*,2	Boozt AB	34,648	447
*	Vimian Group AB	136,104	447
	Addnode Group AB	78,875	410
	Systemair AB	52,696	407
	SkiStar AB	22,611	392
*,1	Better Collective A/S	23,975	370
	Arjo AB Class B	138,679	366
*	Hacksaw AB	38,818	358
	Corem Property Group AB Class B	972,528	338

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,1	Roko AB	1,791	336
	Platzer Fastigheter Holding AB Class B	34,923	261
	Truecaller AB Class B	178,484	235
*	Norion Bank AB	39,722	227
	Skandinaviska Enskilda Banken AB Class C	9,487	192
*,1	Samhallsbyggnadsbolaget i Norden AB	524,544	192
*,1	Samhallsbyggnadsbolaget i Norden AB Class D	177,911	159
*	Fagerhult Group AB	35,407	85
	Husqvarna AB Class A	13,494	64
	NCC AB Class A	2,835	61
*,3	Ow Bunker A/S	3,210	—
			704,019
Switzerland (1.9%)
	Novartis AG (Registered)	1,545,574	228,420
	Nestle SA (Registered)	2,077,517	210,327
	Roche Holding AG	510,663	208,095
	ABB Ltd. (Registered)	1,259,940	127,430
	UBS Group AG (Registered)	2,520,347	111,530
	Zurich Insurance Group AG	119,643	83,417
	Cie Financiere Richemont SA Class A (Registered)	427,912	82,124
	Swiss Re AG	240,158	38,687
	Holcim AG	401,675	37,326
	Lonza Group AG (Registered)	57,236	35,190
	Roche Holding AG (Bearer) Class BR	76,142	31,847
	Galderma Group AG	150,305	31,533
	Alcon AG	409,346	30,559
	Sandoz Group AG	343,096	27,521
	Swiss Life Holding AG (Registered)	23,018	27,025
	Sika AG (Registered)	132,321	24,409
	Givaudan SA (Registered)	6,432	22,937
*	Amrize Ltd.	413,764	22,722
	Partners Group Holding AG	17,868	19,426
*	Helvetia Baloise Holding AG (Registered)	68,928	18,899
	Swisscom AG (Registered)	22,007	18,614
	Geberit AG (Registered)	27,287	18,439
[2]	VAT Group AG	22,675	17,035
	SGS SA (Registered)	144,637	15,671
	Julius Baer Group Ltd.	180,379	14,827
	Logitech International SA (Registered)	129,185	12,752
	Chocoladefabriken Lindt & Spruengli AG	1,013	12,426
	Swiss Prime Site AG (Registered)	69,382	12,024
	Schindler Holding AG (XSWX)	30,769	10,757
	Straumann Holding AG (Registered)	95,881	10,406
	Sonova Holding AG (Registered)	44,916	9,846
	Accelleron Industries AG	87,023	9,324
	Chocoladefabriken Lindt & Spruengli AG (Registered)	71	9,176
	Kuehne & Nagel International AG (Registered)	36,265	8,517
	PSP Swiss Property AG (Registered)	34,709	6,937
	Belimo Holding AG (Registered)	7,419	6,794
	Swatch Group AG (Bearer) Class BR	28,434	6,600
	Schindler Holding AG (Registered)	16,371	5,482
	Swissquote Group Holding SA (Registered)	8,847	4,477
	EMS-Chemie Holding AG (Registered)	4,787	4,081
	Barry Callebaut AG (Registered)	2,705	4,054
*	SIG Group AG	248,913	4,033
[2]	Galenica AG	36,859	3,927
	Temenos AG (Registered)	41,278	3,915
	Avolta AG	70,515	3,897
	Flughafen Zurich AG (Registered)	13,041	3,703
	Georg Fischer AG (Registered)	60,625	3,316
	Huber & Suhner AG (Registered)	11,083	3,219
	Siegfried Holding AG (Registered)	31,484	3,175
	Banque Cantonale Vaudoise (Registered)	19,783	3,117
	BKW AG	14,846	2,968
	Allreal Holding AG (Registered)	10,248	2,799
	Adecco Group AG (Registered)	118,350	2,727
	Mobimo Holding AG (Registered)	5,619	2,683
	Sulzer AG (Registered)	13,445	2,559
	Cembra Money Bank AG	20,745	2,536

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Valiant Holding AG (Registered)	10,887	2,529
	EFG International AG	112,831	2,428
	Comet Holding AG (Registered)	5,973	2,368
	Inficon Holding AG (Registered)	12,780	2,366
	Bucher Industries AG (Registered)	4,945	1,964
	VZ Holding AG	9,935	1,938
	DKSH Holding AG	23,949	1,828
	Luzerner Kantonalbank AG	13,732	1,811
	Sunrise Communications AG Class A	30,163	1,799
	SFS Group AG	11,302	1,722
	Tecan Group AG (Registered)	11,132	1,684
	St. Galler Kantonalbank AG (Registered)	2,034	1,674
*	Aryzta AG	20,530	1,643
	Berner Kantonalbank AG	3,136	1,633
	Clariant AG (Registered)	150,666	1,552
	Jungfraubahn Holding AG	4,307	1,506
*	Kardex Holding AG (Registered)	4,210	1,504
	Emmi AG (Registered)	1,396	1,461
	Burckhardt Compression Holding AG	2,171	1,454
	Vontobel Holding AG (Registered)	17,110	1,451
	Bachem Holding AG	15,758	1,433
	dormakaba Holding AG	21,040	1,401
*	ams-OSRAM AG	80,018	1,285
	Landis & Gyr Group AG	18,533	1,245
	Burkhalter Holding AG	5,185	1,231
	Daetwyler Holding AG Class BR	5,615	1,128
	Softwareone Holding AG (XSWX)	122,369	1,083
[1]	Stadler Rail AG	36,268	1,059
	Intershop Holding AG	4,709	1,022
	Interroll Holding AG (Registered)	487	1,020
	Liechtensteinische Landesbank AG	8,072	993
	Ypsomed Holding AG (Registered)	2,842	993
	Implenia AG (Registered)	11,664	921
*	Dottikon Es Holding AG	2,100	921
[2]	Medacta Group SA	4,712	855
	ALSO Holding AG (Registered)	3,721	767
	Swatch Group AG (Registered)	16,004	744
	Bossard Holding AG (Registered) Class A	3,448	705
	Cie Financiere Tradition SA Class BR	1,815	683
	Cosmo NV	6,447	678
*	Basilea Pharmaceutica Ag Allschwil (Registered)	8,542	595
	OC Oerlikon Corp. AG Pfaffikon (Registered)	134,183	587
	Zehnder Group AG	6,857	579
*,2	Montana Aerospace AG	21,065	554
	Forbo Holding AG (Registered)	584	550
*,2	Sensirion Holding AG	6,307	546
[1,2]	SMG Swiss Marketplace Group AG	14,460	516
	SKAN Group AG	7,689	449
*,2	PolyPeptide Group AG	7,414	363
	Autoneum Holding AG	2,328	340
	Bystronic AG	1,250	312
*,1,2	Medartis Holding AG	3,076	303
	VP Bank AG Class A	2,733	301
	APG SGA SA	1,157	267
	Bell Food Group AG (Registered)	1,011	241
	TX Group AG	1,397	222
*	u-blox Holding AG (XSWX)	953	165
[2]	Medmix AG	12,792	136
			1,749,745
Taiwan (3.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	19,674,445	1,365,836
	Delta Electronics Inc.	1,558,461	109,288
	MediaTek Inc.	1,187,798	99,159
	Hon Hai Precision Industry Co. Ltd.	9,863,820	69,688
	ASE Technology Holding Co. Ltd.	2,645,158	41,462
	Elite Material Co. Ltd.	231,000	34,420
	Unimicron Technology Corp.	1,076,682	30,581
	Accton Technology Corp.	400,000	29,295
	Asia Vital Components Co. Ltd.	259,234	23,734

Total World Stock Index Fund
		Shares	Market Value• ($000)
	CTBC Financial Holding Co. Ltd.	14,150,382	23,405
[1]	United Microelectronics Corp.	9,167,898	23,028
[1]	Quanta Computer Inc.	2,134,773	21,286
	Chroma ATE Inc.	294,000	20,089
	Fubon Financial Holding Co. Ltd.	6,742,145	19,216
	Cathay Financial Holding Co. Ltd.	7,582,640	18,510
	Yuanta Financial Holding Co. Ltd.	8,587,810	14,228
	TS Financial Holding Co. Ltd.	18,527,886	13,976
[1]	ASPEED Technology Inc.	24,300	13,063
	Yageo Corp.	1,264,096	12,888
[1]	Bizlink Holding Inc.	143,150	12,854
	Gold Circuit Electronics Ltd.	278,100	12,588
[1]	Wiwynn Corp.	83,000	12,462
	E.Sun Financial Holding Co. Ltd.	12,281,405	12,392
[1]	Jentech Precision Industrial Co. Ltd.	67,598	11,769
	Mega Financial Holding Co. Ltd.	9,493,973	11,755
	Nan Ya Plastics Corp.	3,934,545	11,294
	MPI Corp.	68,000	10,918
	Wistron Corp.	2,431,152	10,707
[1]	Asustek Computer Inc.	541,677	10,036
	SinoPac Financial Holdings Co. Ltd.	10,099,447	9,896
	Chunghwa Telecom Co. Ltd.	2,212,000	9,498
	Global Unichip Corp.	68,000	9,402
	Uni-President Enterprises Corp.	3,989,992	8,740
[1]	Phison Electronics Corp.	137,733	8,619
	KGI Financial Holding Co. Ltd.	12,620,158	8,601
	Alchip Technologies Ltd.	62,882	8,411
[1]	King Yuan Electronics Co. Ltd.	858,000	8,389
	Lite-On Technology Corp.	1,530,030	8,204
	First Financial Holding Co. Ltd.	8,692,990	7,940
[1]	Zhen Ding Technology Holding Ltd.	580,700	7,835
	Hua Nan Financial Holdings Co. Ltd. Class C	7,391,009	7,498
[1]	Winbond Electronics Corp.	2,467,569	7,280
*	Macronix International Co. Ltd.	1,400,903	7,002
[1]	eMemory Technology Inc.	55,000	6,965
	Taiwan Union Technology Corp.	206,000	6,788
	WinWay Technology Co. Ltd.	19,787	6,653
[1]	Realtek Semiconductor Corp.	383,420	6,546
*	Nanya Technology Corp.	890,324	6,303
	Taiwan Cooperative Financial Holding Co. Ltd.	8,635,862	6,265
[1]	Largan Precision Co. Ltd.	77,020	6,185
[1]	Compeq Manufacturing Co. Ltd.	791,000	6,168
[1]	Novatek Microelectronics Corp.	447,025	5,806
[1]	King Slide Works Co. Ltd.	45,000	5,709
[1]	Lotes Co. Ltd.	66,807	5,623
	Nan Ya Printed Circuit Board Corp.	169,000	5,474
[1]	Evergreen Marine Corp. Taiwan Ltd.	851,608	5,448
	China Steel Corp.	8,987,678	5,337
[1]	Formosa Plastics Corp.	3,236,089	5,284
	LandMark Optoelectronics Corp.	60,600	5,257
	Airtac International Group	111,804	5,220
	Tripod Technology Corp.	351,000	5,057
	PharmaEssentia Corp.	235,105	4,919
	Win Semiconductors Corp.	274,151	4,747
[1]	WT Microelectronics Co. Ltd.	705,159	4,582
	Chailease Holding Co. Ltd.	1,238,640	4,540
	Formosa Chemicals & Fibre Corp.	2,635,551	4,386
[1]	Innolux Corp.	5,737,916	4,384
[1]	International Games System Co. Ltd. Class C	184,000	4,374
*,1	Powerchip Semiconductor Manufacturing Corp.	2,565,000	4,349
[1]	Kinsus Interconnect Technology Corp.	251,669	4,275
	Far EasTone Telecommunications Co. Ltd.	1,427,421	4,257
	Pegatron Corp.	1,611,954	4,217
	Advantech Co. Ltd.	366,015	4,186
	TCC Group Holdings Co. Ltd.	5,143,524	3,991
	Chang Hwa Commercial Bank Ltd.	5,967,003	3,989
	Taiwan Mobile Co. Ltd.	1,127,800	3,971
[1]	United Integrated Services Co. Ltd.	129,200	3,942
[1]	Globalwafers Co. Ltd.	205,000	3,852
[1]	Gigabyte Technology Co. Ltd.	436,000	3,797

Total World Stock Index Fund
		Shares	Market Value• ($000)
	WPG Holdings Ltd.	1,182,440	3,789
[1]	Vanguard International Semiconductor Corp.	804,420	3,738
	Shanghai Commercial & Savings Bank Ltd.	3,014,850	3,720
	Powertech Technology Inc.	555,000	3,640
[1]	Silergy Corp.	264,000	3,613
	Chunghwa Telecom Co. Ltd. ADR	81,784	3,545
	Hotai Motor Co. Ltd.	219,455	3,313
[1]	Fortune Electric Co. Ltd.	115,867	3,299
[1]	ADATA Technology Co. Ltd.	229,353	3,277
[1]	Compal Electronics Inc.	3,428,323	3,169
	Taiwan Business Bank	5,810,150	3,008
[1]	Inventec Corp.	2,034,554	2,981
	President Chain Store Corp.	418,137	2,956
	E Ink Holdings Inc.	649,272	2,857
[1]	Innodisk Corp.	68,355	2,770
	L&K Engineering Co. Ltd.	128,160	2,764
	Fositek Corp.	41,065	2,755
	Synnex Technology International Corp.	1,033,498	2,709
	EZconn Corp.	39,000	2,658
[1]	Catcher Technology Co. Ltd.	394,310	2,597
[1]	Chipbond Technology Corp.	497,000	2,591
	Kaori Heat Treatment Co. Ltd.	61,625	2,519
*	Caliway Biopharmaceuticals Co. Ltd.	755,000	2,505
[1]	Walsin Lihwa Corp.	2,544,344	2,439
	Hiwin Technologies Corp.	242,188	2,427
	Syntec Technology Co. Ltd.	29,021	2,357
[1]	Teco Electric & Machinery Co. Ltd.	1,145,000	2,304
	Universal Microwave Technology Inc.	46,000	2,289
	Solar Applied Materials Technology Corp.	429,571	2,281
	All Ring Tech Co. Ltd.	59,000	2,260
	Eva Airways Corp.	2,129,817	2,256
[1]	Wan Hai Lines Ltd.	951,305	2,241
	AP Memory Technology Corp.	82,700	2,227
	Ardentec Corp.	352,903	2,216
	Acter Group Corp. Ltd.	81,576	2,181
[1]	Co-Tech Development Corp.	171,000	2,177
	Topco Scientific Co. Ltd.	164,908	2,141
	Sigurd Microelectronics Corp.	367,781	2,122
[1]	Yang Ming Marine Transport Corp.	1,352,632	2,107
	Taichung Commercial Bank Co. Ltd.	3,252,245	2,039
[1]	LuxNet Corp.	100,000	1,988
	Sino-American Silicon Products Inc.	459,000	1,987
[1]	Far Eastern New Century Corp.	2,426,279	1,981
[1]	AUO Corp.	3,516,400	1,934
[1]	Asia Cement Corp.	1,725,264	1,913
	Chenbro Micom Co. Ltd.	52,000	1,890
	WNC Corp.	274,445	1,889
[1]	Acer Inc.	2,137,551	1,879
[1]	TA Chen Stainless Pipe	1,567,371	1,875
[1]	AURAS Technology Co. Ltd.	47,000	1,736
[1]	Chicony Electronics Co. Ltd.	440,231	1,733
	Mitac Holdings Corp.	653,447	1,713
[1]	VisEra Technologies Co. Ltd.	90,000	1,686
	Chunghwa Precision Test Tech Co. Ltd.	15,000	1,679
	Formosa Petrochemical Corp.	931,140	1,664
	Simplo Technology Co. Ltd.	145,640	1,653
	Advanced Echem Materials Co. Ltd.	51,099	1,626
	Sinbon Electronics Co. Ltd.	179,499	1,616
[1]	Visual Photonics Epitaxy Co. Ltd.	144,250	1,607
	Eclat Textile Co. Ltd.	151,166	1,606
*,1	Taiwan Glass Industry Corp.	733,842	1,588
	Pou Chen Corp.	1,929,524	1,578
*,1	FOCI Fiber Optic Communications Inc.	63,267	1,576
	ITEQ Corp.	179,244	1,557
	Grand Process Technology Corp.	16,000	1,534
[1]	Taiwan High Speed Rail Corp.	1,814,000	1,518
	Nien Made Enterprise Co. Ltd.	135,000	1,511
	Chung-Hsin Electric & Machinery Manufacturing Corp.	317,000	1,495
	Kinik Co.	85,000	1,482
[1]	Eternal Materials Co. Ltd.	586,973	1,478

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	Micro-Star International Co. Ltd.	475,000	1,475
	Capital Securities Corp.	1,635,220	1,458
	Highwealth Construction Corp.	1,136,762	1,442
	Cheng Shin Rubber Industry Co. Ltd.	1,417,379	1,403
[1]	China Airlines Ltd.	2,459,000	1,394
*,1	GCS Holdings Inc.	63,000	1,384
	I-Chiun Precision Industry Co. Ltd.	158,507	1,372
[1]	Dynapack International Technology Corp.	116,000	1,354
[1]	Foxconn Technology Co. Ltd.	813,514	1,349
*,1	Fulltech Fiber Glass Corp.	378,640	1,340
[1]	Transcend Information Inc.	162,000	1,317
	C Sun Manufacturing Ltd.	65,000	1,270
	Ennostar Inc.	534,278	1,260
	Topoint Technology Co. Ltd.	96,000	1,252
	TXC Corp.	256,000	1,244
[1]	Makalot Industrial Co. Ltd.	181,384	1,221
	Voltronic Power Technology Corp.	48,322	1,201
	ChipMOS Technologies Inc.	532,682	1,197
[1]	ASMedia Technology Inc.	27,000	1,188
	Lien Hwa Industrial Holdings Corp.	897,359	1,173
	IBF Financial Holdings Co. Ltd.	2,540,671	1,165
[1]	Radiant Opto-Electronics Corp.	359,314	1,138
[1]	Test Research Inc.	103,000	1,130
[1]	Shihlin Electric & Engineering Corp.	184,989	1,118
	Genius Electronic Optical Co. Ltd.	66,911	1,087
	Elite Semiconductor Microelectronics Technology Inc.	195,000	1,074
	Scientech Corp.	41,000	1,045
[1]	Dynamic Holding Co. Ltd.	183,439	1,037
[1]	Unitech Printed Circuit Board Corp.	558,453	1,036
	Poya International Co. Ltd.	55,997	1,014
[1]	Elite Advanced Laser Corp.	103,412	1,012
	Mega Union Technology Inc.	34,549	997
	Longwell Co.	107,000	989
[1]	Nuvoton Technology Corp.	203,000	961
[1]	Parade Technologies Ltd.	52,000	960
	Taiwan Surface Mounting Technology Corp.	176,250	945
*,1	Starlux Airlines Co. Ltd.	1,454,882	930
	Yankey Engineering Co. Ltd.	45,540	918
[1]	Faraday Technology Corp.	168,465	910
	Marketech International Corp.	74,000	904
[1]	Phoenix Silicon International Corp.	113,389	899
	Supreme Electronics Co. Ltd.	337,401	887
	Great Wall Enterprise Co. Ltd.	524,553	885
	Ruentex Development Co. Ltd.	1,178,729	882
	Elan Microelectronics Corp.	199,400	865
	Ruentex Industries Ltd.	610,019	862
[1]	Lotus Pharmaceutical Co. Ltd.	122,000	856
	Walsin Technology Corp.	200,968	851
	President Securities Corp.	750,237	850
	Huaku Development Co. Ltd.	207,080	825
[1]	Getac Holdings Corp.	261,000	809
	Far Eastern International Bank	2,076,918	805
	Taiwan Secom Co. Ltd.	224,675	802
	AcBel Polytech Inc.	520,449	792
	Primax Electronics Ltd.	341,000	792
[1]	Machvision Inc.	27,944	784
	Taiwan Hon Chuan Enterprise Co. Ltd.	220,414	779
[1]	Pixart Imaging Inc.	116,000	775
[1]	Shin Zu Shing Co. Ltd.	117,045	771
	Sunonwealth Electric Machine Industry Co. Ltd.	163,869	759
[1]	Tatung Co. Ltd.	787,849	756
[1]	Advanced Energy Solution Holding Co. Ltd.	21,000	753
[1]	Everlight Chemical Industrial Corp.	405,240	739
	Taiwan Fertilizer Co. Ltd.	454,000	729
*	Mercuries Life Insurance Co. Ltd.	2,974,568	725
	Kung Long Batteries Industrial Co. Ltd.	185,000	719
[1]	Kinpo Electronics	806,000	712
*	AUO Corp. ADR	152,313	699
[1]	Asia Optical Co. Inc.	156,000	696
	Tung Ho Steel Enterprise Corp.	334,110	689

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Sitronix Technology Corp.	93,000	682
[1]	Gudeng Precision Industrial Co. Ltd.	39,029	676
	Shinkong Insurance Co. Ltd.	160,000	672
	Feng TAY Enterprise Co. Ltd.	300,370	669
[1]	Cleanaway Co. Ltd.	761,000	667
	Pan Jit International Inc.	202,800	656
	Taiwan Cogeneration Corp.	454,585	637
	Sanyang Motor Co. Ltd.	363,000	637
	Far Eastern Department Stores Ltd.	903,115	635
	Tong Hsing Electronic Industries Ltd.	114,942	635
[1]	First Hi-Tec Enterprise Co. Ltd.	51,000	635
[1]	Lingsen Precision Industries Ltd.	666,000	633
	Wisdom Marine Lines Co. Ltd.	277,196	629
	O-Bank Co. Ltd.	1,968,000	628
[1]	XinTec Inc.	96,000	622
[1]	Global Brands Manufacture Ltd.	194,478	619
[1]	Tong Yang Industry Co. Ltd.	258,000	614
	U-Ming Marine Transport Corp.	318,000	611
	Goldsun Building Materials Co. Ltd. Class C	544,137	606
[1]	Ta Ya Electric Wire & Cable	586,706	601
	Ennoconn Corp.	57,976	596
	Chin-Poon Industrial Co. Ltd.	362,000	592
[1]	Foxsemicon Integrated Technology Inc.	58,900	585
	Qisda Corp.	765,120	584
[1]	Bora Pharmaceuticals Co. Ltd.	44,723	582
[1]	Taiflex Scientific Co. Ltd.	132,630	579
[1]	Jinan Acetate Chemical Co. Ltd.	430,380	579
[1]	Weikeng Industrial Co. Ltd.	509,000	579
*,1	Heron Neutron Medical Corp.	49,000	573
	Holy Stone Enterprise Co. Ltd.	83,210	570
	Center Laboratories Inc.	457,757	569
	Daxin Materials Corp.	40,000	569
[1]	Wiselink Co. Ltd.	198,768	568
	TTY Biopharm Co. Ltd.	241,541	567
	Everlight Electronics Co. Ltd.	251,000	566
*,1	HTC Corp.	440,491	565
	Global Mixed Mode Technology Inc.	70,000	560
*	FLEXium Interconnect Inc.	266,154	559
[1]	Taiwan Speciality Chemicals Corp.	56,000	558
*	China Petrochemical Development Corp.	2,358,488	555
*	Wafer Works Corp.	429,992	555
	Shinkong Synthetic Fibers Corp.	1,036,000	554
	Taiwan Acceptance Corp.	223,575	546
	Fusheng Precision Co. Ltd.	68,000	542
	EVERGREEN Steel Corp.	174,000	538
	YFY Inc.	712,000	532
*	General Interface Solution GIS Holding Ltd.	217,000	529
	Materials Analysis Technology Inc.	50,096	529
	Charoen Pokphand Enterprise	118,400	518
[1]	Orient Semiconductor Electronics Ltd.	290,605	513
	Via Technologies Inc.	203,000	510
*	United Renewable Energy Co. Ltd.	1,007,502	510
	Arcadyan Technology Corp.	100,099	507
[1]	Ability Enterprise Co. Ltd.	200,246	502
	Feng Hsin Steel Co. Ltd.	257,000	494
*,1	Yieh Phui Enterprise Co. Ltd.	1,118,617	494
[1]	Weltrend Semiconductor	206,599	479
*	Thunder Tiger Corp.	105,000	479
*,1	HannStar Display Corp.	1,846,265	478
[1]	AmTRAN Technology Co. Ltd.	359,813	478
	G Shank Enterprise Co. Ltd.	127,000	477
[1]	Silicon Integrated Systems Corp.	286,884	476
	Sercomm Corp.	195,000	474
	CTCI Corp.	405,969	473
	Allis Electric Co. Ltd.	134,177	470
	Nan Pao Resins Chemical Co. Ltd.	41,000	467
	Hannstar Board Corp.	175,334	464
	Wowprime Corp.	64,716	464
	Century Iron & Steel Industrial Co. Ltd.	143,000	459
	Giant Manufacturing Co. Ltd.	213,170	456

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Greatek Electronics Inc.	170,000	456
	China Bills Finance Corp.	856,000	454
[1]	Pan-International Industrial Corp.	283,000	449
	Hu Lane Associate Inc.	131,583	449
[1]	Coretronic Corp.	210,400	447
	TPK Holding Co. Ltd.	230,958	445
[1]	Airoha Technology Corp.	25,000	439
	Advanced Wireless Semiconductor Co.	94,437	437
*,1	TSEC Corp.	383,543	435
	WUS Printed Circuit Co. Ltd.	117,457	426
	Advanced International Multitech Co. Ltd.	228,000	425
	Systex Corp.	111,000	424
	Wah Lee Industrial Corp.	100,260	423
*,1	Etron Technology Inc.	184,634	418
	SDI Corp.	85,000	415
	Standard Foods Corp.	447,400	409
	Farglory Land Development Co. Ltd.	187,000	407
[1]	Chang Wah Technology Co. Ltd.	245,000	406
	Merry Electronics Co. Ltd.	145,471	399
	Synmosa Biopharma Corp.	406,308	397
	United Microelectronics Corp. ADR	30,103	393
*,1	Chung Hung Steel Corp.	702,000	392
	Nichidenbo Corp.	126,000	387
*	BES Engineering Corp.	931,616	386
[1]	Nan Kang Rubber Tire Co. Ltd.	358,629	380
*,1	Fittech Co. Ltd.	78,093	380
*,1	Andes Technology Corp.	51,000	373
	Ruentex Engineering & Construction Co.	75,000	372
*	CSBC Corp. Taiwan	587,001	370
[1]	Yulon Motor Co. Ltd.	421,094	362
	ITE Technology Inc.	91,000	360
	Bank of Kaohsiung Co. Ltd.	955,010	358
	Tyntek Corp.	194,000	358
*	Episil Technologies Inc.	167,334	357
	Grape King Bio Ltd.	100,000	355
	Run Long Construction Co. Ltd.	390,600	355
*	Oneness Biotech Co. Ltd.	208,733	353
	Union Bank of Taiwan	556,630	352
*	Holtek Semiconductor Inc.	201,000	346
	JPC connectivity Inc.	51,750	343
[1]	Chenming Electronic Technology Corp.	100,195	336
[1]	Anpec Electronics Corp.	44,000	333
	Chang Wah Electromaterials Inc.	215,000	328
[1]	Fitipower Integrated Technology Inc.	67,691	328
*,1	Intelligo Technology Inc.	24,000	326
	Sakura Development Co. Ltd.	246,480	319
	Shiny Chemical Industrial Co. Ltd.	60,000	319
	Clevo Co.	260,767	318
*,1	Gigastorage Corp.	325,195	318
	Hotai Finance Co. Ltd.	164,260	317
[1]	Gemtek Technology Corp.	287,000	314
*	Lealea Enterprise Co. Ltd.	1,622,800	314
	Brighton-Best International Taiwan Inc.	295,000	314
[1]	Ichia Technologies Inc.	138,000	313
	Taiwan Sakura Corp.	118,994	313
	Wei Chuan Foods Corp.	793,000	313
	Promate Electronic Co. Ltd.	205,224	312
[1]	Zero One Technology Co. Ltd.	96,185	312
	TA-I Technology Co. Ltd.	140,750	307
[1]	Evergreen Aviation Technologies Corp.	63,000	307
	Gloria Material Technology Corp.	297,000	303
	Thinking Electronic Industrial Co. Ltd.	54,000	302
	Chong Hong Development Co. Ltd.	122,588	302
	Formosa Taffeta Co. Ltd.	596,000	301
	Cheng Loong Corp.	538,000	299
*	Taiwan-Asia Semiconductor Corp.	245,312	297
	Taiwan Semiconductor Co. Ltd.	145,000	294
	Stark Technology Inc.	65,000	294
*	First Steamship Co. Ltd.	1,841,936	292
	Depo Auto Parts Ind Co. Ltd.	73,000	289

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	Cheng Uei Precision Industry Co. Ltd.	243,000	288
[1]	Altek Corp.	222,727	287
*	International CSRC Investment Holdings Co.	833,447	284
[1]	Syncmold Enterprise Corp.	99,750	282
	China Motor Corp.	163,800	281
[1]	Quanta Storage Inc.	105,000	281
[1]	Solomon Technology Corp.	73,471	281
	Amazing Microelectronic Corp.	113,290	280
	Sporton International Inc.	39,446	277
	Swancor Holding Co. Ltd.	73,000	272
[1]	M31 Technology Corp.	15,358	272
	Merida Industry Co. Ltd.	146,400	270
*	Lumosa Therapeutics Co. Ltd.	55,922	269
[1]	Formosa Sumco Technology Corp.	44,000	268
	Tainan Spinning Co. Ltd.	669,543	268
	Taiyen Biotech Co. Ltd.	264,000	265
[1]	Chicony Power Technology Co. Ltd.	102,000	262
	Hsin Kuang Steel Co. Ltd.	204,000	262
	Pegavision Corp.	29,457	262
	PharmaEngine Inc.	150,038	261
[1]	Flytech Technology Co. Ltd.	74,853	258
	Ho Tung Chemical Corp.	861,141	256
[1]	JSL Construction & Development Co. Ltd.	148,335	255
*,1	Hota Industrial Manufacturing Co. Ltd.	152,940	252
	Cathay Real Estate Development Co. Ltd.	340,200	250
	ASROCK Inc.	33,000	250
[1]	Kenmec Mechanical Engineering Co. Ltd.	140,000	250
	Formosan Rubber Group Inc.	297,101	247
	Sinon Corp.	185,000	247
[1]	Raydium Semiconductor Corp.	33,000	246
[1]	momo.com Inc.	45,030	243
	Adlink Technology Inc.	100,584	240
[1]	Sincere Navigation Corp.	217,790	240
*	Sunplus Technology Co. Ltd.	310,000	239
	CMC Magnetics Corp.	739,855	239
	Kenda Rubber Industrial Co. Ltd.	437,203	239
	Kuo Toong International Co. Ltd.	148,374	238
	Universal Cement Corp.	264,580	238
[1]	Allied Supreme Corp.	33,000	235
	YungShin Global Holding Corp.	133,350	234
*	RDC Semiconductor Co. Ltd.	36,690	233
	Kindom Development Co. Ltd.	241,670	225
[1]	Ability Opto-Electronics Technology Co. Ltd.	65,000	224
	Taiwan Paiho Ltd.	159,000	223
	TSRC Corp.	357,925	223
*	Medigen Vaccine Biologics Corp.	142,287	222
*,1	Oriental Union Chemical Corp.	528,000	217
	Ton Yi Industrial Corp.	389,000	216
	China Steel Chemical Corp.	87,000	215
	IEI Integration Corp.	96,605	212
	TCI Co. Ltd.	56,022	211
[1]	USI Corp.	464,645	211
	Hong Pu Real Estate Development Co. Ltd.	308,000	210
	Zyxel Group Corp.	186,467	209
	Lian HWA Food Corp.	75,900	209
	Ambassador Hotel	157,000	208
	CyberPower Systems Inc.	35,000	208
	Firich Enterprises Co. Ltd.	291,880	207
	UPI Semiconductor Corp.	38,000	207
*,1	Grand Pacific Petrochemical	524,183	204
	Formosa International Hotels Corp.	38,058	203
	Evergreen International Storage & Transport Corp.	134,500	203
	Sampo Corp.	280,600	203
	Johnson Health Tech Co. Ltd.	52,105	202
[1]	Motech Industries Inc.	229,929	201
	Taiwan PCB Techvest Co. Ltd.	174,000	200
*	Foresee Pharmaceuticals Co. Ltd.	79,109	200
[1]	Forcecon Tech Co. Ltd.	65,259	197
*	EirGenix Inc.	137,000	196
	Radium Life Tech Co. Ltd.	592,735	194

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	RichWave Technology Corp.	51,518	191
*	Chun Yuan Steel Industry Co. Ltd.	244,000	191
	Posiflex Technology Inc.	32,169	189
[1]	Fulgent Sun International Holding Co. Ltd.	75,906	187
[1]	FocalTech Systems Co. Ltd.	115,655	185
*	TaiMed Biologics Inc.	118,018	185
	Dimerco Express Corp.	74,892	185
[1]	Great Tree Pharmacy Co. Ltd.	75,581	185
*,1	Egis Technology Inc.	47,000	184
	Channel Well Technology Co. Ltd.	103,892	184
[1]	Lai Yih Footwear Co. Ltd.	37,000	184
[1]	HD Renewable Energy Co. Ltd.	63,956	182
*,1	Apex International Co. Ltd.	108,197	181
	AGV Products Corp.	575,440	180
	YC INOX Co. Ltd.	266,573	180
*,1	Taiwan Mask Corp.	120,341	180
*	Career Technology MFG. Co. Ltd.	310,146	178
[1]	Genesys Logic Inc.	56,000	178
	Darwin Precisions Corp.	432,900	176
*	Lung Yen Life Service Corp.	124,000	173
	Mercuries & Associates Holding Ltd.	397,414	173
	T3EX Global Holdings Corp.	81,000	172
	Xxentria Technology Materials Corp.	125,895	170
*	Microbio Co. Ltd.	344,629	169
[1]	Infortrend Technology Inc.	130,000	167
*	Taiwan TEA Corp.	469,000	167
	Topkey Corp.	35,000	166
*	Ritek Corp.	417,257	165
*,1	Phihong Technology Co. Ltd.	214,603	164
	ZillTek Technology Corp.	17,621	162
	Delpha Construction Co. Ltd.	237,000	156
	D-Link Corp.	348,475	154
	Universal Vision Biotechnology Co. Ltd.	34,927	151
	TaiDoc Technology Corp.	38,000	150
	Gourmet Master Co. Ltd.	74,245	149
	Advanced Ceramic X Corp.	27,000	148
	Chief Telecom Inc.	13,200	143
	Rich Development Co. Ltd.	611,820	142
*	Adimmune Corp.	251,485	141
[1]	Huang Hsiang Construction Corp.	118,327	140
	Nantex Industry Co. Ltd.	164,000	139
	China Metal Products	209,000	138
[1]	Cub Elecparts Inc.	35,854	137
*	Shining Building Business Co. Ltd.	516,915	135
[1]	Elitegroup Computer Systems Co. Ltd.	201,000	132
	Soft-World International Corp.	43,000	132
	Bioteque Corp.	36,000	131
	Continental Holdings Corp.	200,000	131
	KMC Kuei Meng International Inc.	50,000	128
*,1	Tong-Tai Machine & Tool Co. Ltd.	106,560	125
*	Kuo Yang Construction Co. Ltd.	223,000	125
	Actron Technology Corp.	28,132	122
	Advancetek Enterprise Co. Ltd.	145,000	121
	UPC Technology Corp.	344,265	121
	Hung Sheng Construction Ltd.	195,912	118
*	CyberTAN Technology Inc.	148,000	118
	St. Shine Optical Co. Ltd.	36,000	118
[1]	Alpha Networks Inc.	107,772	116
	Kaimei Electronic Corp.	42,400	116
[1]	Cenra Inc.	115,500	116
	Brogent Technologies Inc.	37,956	113
	Sinyi Realty Inc.	177,358	112
	91APP Inc.	54,000	112
	Savior Lifetec Corp.	182,096	109
*	China Man-Made Fiber Corp.	516,602	107
	Namchow Holdings Co. Ltd.	92,000	102
*	Federal Corp.	170,612	101
*	Longchen Paper & Packaging Co. Ltd.	349,309	100
*	Polaris Group	179,502	99
	Sunny Friend Environmental Technology Co. Ltd.	41,604	98

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Zeng Hsing Industrial Co. Ltd.	33,304	97
	Waffer Technology Corp.	68,592	95
	China Electric Manufacturing Corp.	246,360	93
	Chia Hsin Cement Corp.	211,820	90
	TYC Brother Industrial Co. Ltd.	90,000	89
[1]	China General Plastics Corp.	184,895	87
	Sonix Technology Co. Ltd.	65,000	87
	Rechi Precision Co. Ltd.	120,000	87
	Shinfox Energy Co. Ltd.	120,271	87
	Darfon Electronics Corp.	101,000	86
	ScinoPharm Taiwan Ltd.	133,245	86
*	Sensortek Technology Corp.	18,000	86
	FSP Technology Inc.	54,000	85
	Iron Force Industrial Co. Ltd.	30,076	83
*	Taiwan Styrene Monomer	271,450	81
	Gamania Digital Entertainment Co. Ltd.	62,000	78
[1]	Asia Polymer Corp.	163,556	78
	Chlitina Holding Ltd.	23,076	78
	Cyberlink Corp.	37,000	77
	Panion & BF Biotech Inc.	35,023	76
*	Medigen Biotechnology Corp.	65,000	68
	KEE TAI Properties Co. Ltd.	215,180	66
*	OBI Pharma Inc.	63,843	65
*	Chung Hwa Pulp Corp.	152,421	63
	Yungshin Construction & Development Co. Ltd.	41,726	63
	Speed Tech Corp.	50,640	59
	CHC Healthcare Group	60,268	56
	Tung Thih Electronic Co. Ltd.	29,744	52
	Basso Industry Corp.	48,200	49
	Rexon Industrial Corp. Ltd.	69,000	48
	Ultra Chip Inc.	29,000	44
*	PChome Online Inc.	43,630	31
*	Li Peng Enterprise Co. Ltd.	163,600	26
*,3	Pharmally International Holding Co. Ltd.	10,673	—
			2,724,156
Thailand (0.2%)
	Delta Electronics Thailand PCL	2,371,500	23,231
	PTT PCL	9,910,280	10,721
	Advanced Info Service PCL	883,100	9,223
	Kasikornbank PCL	1,378,535	8,207
	CP ALL PCL	5,545,200	7,415
	Gulf Development PCL	3,397,991	6,022
	SCB X PCL	1,246,200	5,013
	PTT Exploration & Production PCL	1,015,581	4,822
	Bangkok Dusit Medical Services PCL Class F	8,329,700	4,678
	Airports of Thailand PCL	2,906,050	4,593
	Krung Thai Bank PCL	3,941,975	3,993
	True Corp. PCL	9,418,476	3,963
	Central Pattana PCL	1,802,800	3,447
	Siam Cement PCL (Registered)	347,606	2,569
	Bumrungrad Hospital PCL	430,300	2,384
	PTG Energy PCL	8,830,400	2,214
	Bangkok Bank PCL (Registered)	441,648	2,204
	TMBThanachart Bank PCL	29,370,370	2,039
	PTT Global Chemical PCL	1,539,215	1,871
	Minor International PCL	2,646,432	1,684
	Charoen Pokphand Foods PCL	2,454,300	1,456
	Tisco Financial Group PCL	429,600	1,443
	Siam Cement PCL NVDR	162,800	1,203
	Thai Oil PCL	805,032	1,190
	Digital Telecommunications Infrastructure Fund Class F	3,567,517	1,106
	Indorama Ventures PCL	1,368,400	1,084
	Kiatnakin Bank PCL	436,000	1,058
	Central Retail Corp. PCL	1,861,100	1,049
	Banpu PCL (Registered)	5,408,304	980
	WHA Corp. PCL	6,775,902	934
	Krungthai Card PCL	905,800	814
	Home Product Center PCL	4,162,098	776
	PTT Oil & Retail Business PCL	1,980,400	750

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Bangkok Expressway & Metro PCL	4,588,057	748
	Thaifoods Group PCL Class F	2,280,100	699
	IRPC PCL	10,607,800	693
	Bangchak Corp. PCL	616,500	677
	KCE Electronics PCL	668,700	645
	Krung Thai Bank PCL NVDR	633,000	641
	Thanachart Capital PCL	371,200	638
	Srisawad Corp. PCL	886,959	636
	CH Karnchang PCL	1,210,400	631
	3BB Internet Infrastructure Fund Class F	2,875,400	610
	Thai Union Group PCL Class F	1,720,180	608
	Osotspa PCL	1,325,500	607
	CPN Retail Growth Leasehold REIT	1,611,200	603
	TIDLOR Holdings PCL	1,026,169	537
	Com7 PCL Class F	759,300	533
	SPCG PCL	1,955,600	531
	WHA Premium Growth Freehold & Leasehold REIT Class F	1,570,303	525
	Land & Houses PCL (Registered)	4,721,125	522
	SCG Packaging PCL	670,100	517
	Ratch Group PCL	575,824	513
	Electricity Generating PCL	143,700	498
	Supalai PCL	995,800	496
	Sri Trang Agro-Industry PCL	871,896	476
	Betagro PCL	675,900	467
	Global Power Synergy PCL Class F	421,593	452
	TTW PCL	1,585,300	450
	CP AXTRA PCL	981,060	444
	Hana Microelectronics PCL	429,000	438
	Mega Lifesciences PCL	393,900	433
	I-TAIL Corp. PCL	824,800	431
	Carabao Group PCL Class F	384,700	429
	AP Thailand PCL	1,598,100	423
	Thai Life Insurance PCL	1,279,700	414
	Star Petroleum Refining PCL	1,784,900	403
	Siam Global House PCL	1,938,841	397
	Sansiri PCL	9,041,700	389
	Muangthai Capital PCL	427,500	388
	Precious Shipping PCL	1,852,200	386
	Bangkok Airways PCL	908,700	377
	Cal-Comp Electronics Thailand PCL Class F	1,976,800	372
*	BTS Group Holdings PCL	5,688,846	364
	Central Plaza Hotel PCL	372,700	355
	MBK PCL (XBKK)	672,058	351
	Bangkok Life Assurance PCL NVDR	566,780	347
	Amata Corp. PCL	527,249	335
	Thai Vegetable Oil PCL	423,540	321
	Stecon Group PCL	850,400	314
*	Bangkok Commercial Asset Management PCL (XBKK)	1,337,700	304
	Thailand Future Fund	1,480,400	297
	Tipco Asphalt PCL	673,900	280
	Berli Jucker PCL	643,484	279
	Asset World Corp. PCL	4,257,800	276
*	Thaicom PCL	758,600	270
	BCPG PCL	1,236,314	268
*	Energy Absolute PCL (XBKK)	3,215,700	262
	TOA Paint Thailand PCL	546,500	218
	Gunkul Engineering PCL	2,366,799	213
*	Jasmine Technology Solution PCL	165,000	212
	B Grimm Power PCL	507,800	202
	Quality Houses PCL	4,710,983	195
	Dhipaya Group Holdings PCL	288,000	184
	Sri Trang Gloves Thailand PCL	578,400	182
*	SKY ICT PCL	460,543	169
	Siam City Cement PCL	38,730	166
	CK Power PCL	2,330,445	166
	Thoresen Thai Agencies PCL	1,064,852	163
	Bangkok Chain Hospital PCL	566,200	162
	Thonburi Healthcare Group PCL	632,240	162
	VGI PCL	5,555,463	149
	Jaymart Group Holdings PCL	664,500	144

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	JMT Network Services PCL	472,664	143
	TPI Polene Power PCL	2,253,400	133
	Bangkok Land PCL	9,266,000	123
	Plan B Media PCL Class F	827,216	110
	AEON Thana Sinsap Thailand PCL	36,100	105
	Chularat Hospital PCL Class F	2,340,180	103
	GFPT PCL	326,100	92
	Dohome PCL (XBKK)	739,648	77
	MK Restaurants Group PCL	123,000	72
*	Jasmine International PCL	1,925,499	67
	Thanachart Capital PCL NVDR	38,600	66
	SCB X PCL NVDR	14,100	57
	Bangkok Life Assurance PCL	83,760	51
	Kasikornbank PCL NVDR	2,990	18
	Land & Houses PCL NVDR	146,275	16
*	BTS Group Holdings PCL NVDR	222,000	14
*	Pruksa Real Estate PCL	210,700	11
	Ratch Group PCL NVDR	9,776	9
			153,390
Turkiye (0.1%)
	Aselsan Elektronik Sanayi Ve Ticaret A/S	935,753	8,714
	BIM Birlesik Magazalar A/S	335,114	5,505
	Turkiye Petrol Rafinerileri A/S	689,213	4,143
*,1	Destek Finans Faktoring A/S	67,653	4,111
	Akbank TAS	2,339,196	3,788
	KOC Holding A/S	809,044	3,623
	Turk Hava Yollari AO	423,894	2,886
[1]	Turkcell Iletisim Hizmetleri A/S	933,901	2,322
	Haci Omer Sabanci Holding A/S	997,122	2,110
*	Yapi ve Kredi Bankasi A/S	2,482,868	2,035
	Eregli Demir ve Celik Fabrikalari TAS	2,611,000	2,031
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	322,167	2,025
	Turkiye Is Bankasi A/S Class C	6,050,392	1,921
	Ebebek Magazacilik A/S	1,032,362	1,644
	Enka Insaat ve Sanayi A/S	646,017	1,498
*	Katilimevim Tasarruf Finansman A/S	546,246	1,393
	Turkiye Garanti Bankasi A/S	465,995	1,380
	Ford Otomotiv Sanayi A/S	577,334	1,253
	Coca-Cola Icecek A/S	667,938	1,110
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,062,861	1,031
[1]	Turkiye Sise ve Cam Fabrikalari A/S	954,321	1,012
[1]	Migros Ticaret A/S	68,700	977
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	1,171,848	918
*	Peker Gayrimenkul Yatirim Ortakligi A/S	2,477,037	894
*,1	TAV Havalimanlari Holding A/S	137,757	850
*	Margun Enerji Uretim Sanayi VE Ticaret A/S	551,355	782
*	Tera Yatirim Menkul Degerler A/S	144,776	772
	Yeni Gimat Gayrimenkul Ortakligi A/S	141,446	753
*	Isiklar Enerji ve Yapi Holding A/S	343,358	751
*,1	Pasifik Eurasia Lojistik Dis Ticaret A/S	253,976	742
*	Tera Yatirim Teknoloji Holding A/S	1,279,558	742
*	Kervan Gida Sanayi Ve Ticaret A/S	10,519,690	726
*	Gubre Fabrikalari TAS	59,033	693
*,1	Pegasus Hava Tasimaciligi A/S	163,329	652
*	Ral Yatirim Holding A/S	87,003	646
	AG Anadolu Grubu Holding A/S	926,200	642
*,2	MLP Saglik Hizmetleri A/S	63,874	629
	Tofas Turk Otomobil Fabrikasi A/S	96,025	627
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	340,680	625
	LDR Turizm A/S	227,911	597
[1]	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,290,544	589
*	Sasa Polyester Sanayi A/S	8,232,788	574
*,1	Turkiye Halk Bankasi A/S	669,733	563
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,326,990	558
[2]	Enerjisa Enerji A/S	196,850	536
*	Turkiye Vakiflar Bankasi TAO Class D	709,349	498
*,1	Turk Altin Isletmeleri A/S	539,784	494
*	Odine Solutions Teknoloji Ticaret VE Sanayi A/S	19,348	487
*	Turk Telekomunikasyon A/S	352,454	485

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Dogan Sirketler Grubu Holding A/S	935,761	471
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	952,624	461
*,1	Arcelik A/S	183,982	456
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	12,982	448
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	160,358	422
	Ulker Biskuvi Sanayi A/S	152,241	418
*	Baticim Bati Anadolu Cimento Sanayii A/S	2,970,286	409
	Is Yatirim Menkul Degerler A/S	435,817	408
	Turkiye Sigorta A/S	1,310,364	408
	Enerya Enerji A/S	2,054,760	406
	Global Yatirim Holding A/S	1,177,651	399
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	899,712	398
*	Kiler Holding A/S	175,120	397
	Aygaz A/S	61,018	389
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	2,529,583	384
*	Tat Gida Sanayi A/S	954,581	380
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	554,479	371
*,1	Petkim Petrokimya Holding A/S	692,904	367
	Tekfen Holding A/S	113,123	356
*	Can2 Termik A/S	8,603,879	340
	Oyak Cimento Fabrikalari A/S	633,890	333
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	345,660	332
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	552,734	324
	Anadolu Anonim Turk Sigorta Sirketi	502,772	322
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A/S	523,107	319
*	Investco Holding A/S	25,695	316
	Is Gayrimenkul Yatirim Ortakligi A/S	675,934	304
	Turkiye Sinai Kalkinma Bankasi A/S	1,174,884	302
	Lila Kagit Sanayi ve Ticaret A/S	385,598	299
	Galata Wind Enerji A/S	442,823	296
*	Kimteks Poliuretan Sanayi VE Ticaret A/S	616,141	281
*	CVK Maden Isletmeleri Sanayi VE Ticaret A/S	352,799	279
	Pasifik Gayrimenkul Yatirim Ortakligi	4,122,892	274
*	Izmir Firca Sanayi ve Ticaret A/S	173,681	264
*	BatiSoke Soke Cimento Sanayii TAS	306,023	260
	Bursa Cimento Fabrikasi A/S	1,867,282	253
*,1	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	20,337	246
*	Aksa Enerji Uretim A/S	132,529	241
	Altinkilic Gida VE Sut Sanayi Ticaret A/S	30,470	240
	Ronesans Gayrimenkul Yatirim A/S	55,752	229
*	Sok Marketler Ticaret A/S	201,164	227
*	CW Enerji Muhendislik Ticaret VE Sanayi A/S	273,626	223
*	LYDIA HOLDING A/S	51,367	223
	Cimsa Cimento Sanayi VE Ticaret A/S	173,971	222
[1]	Kontrolmatik Enerji Ve Muhendislik A/S	947,852	219
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	97,292	211
*	BMS Birlesik Metal Sanayi VE Ticaret A/S	103,072	206
[1]	Dogus Otomotiv Servis ve Ticaret A/S	50,702	203
	Sekerbank Turk A/S	724,834	197
	Aksa Akrilik Kimya Sanayii A/S	804,738	189
	Nuh Cimento Sanayi A/S	34,418	189
*	Blume Metal Chemical ASA	205,077	181
	TAB Gida Sanayi Ve Ticaret A/S Class A	30,090	179
	Albaraka Turk Katilim Bankasi A/S	959,185	178
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	92,674	176
	Borusan Yatirim ve Pazarlama A/S	3,742	174
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	845,580	174
*,1	Alarko Holding A/S	79,397	168
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	472	168
	Anadolu Hayat Emeklilik A/S	65,848	162
*	Fenerbahce Futbol A/S	2,264,029	157
*	Turk Traktor ve Ziraat Makineleri A/S	15,648	154
*,1	Hektas Ticaret TAS	2,005,851	153
*	Otokar Otomotiv Ve Savunma Sanayi A/S	18,115	153
*	Izdemir Enerji Elektrik Uretim A/S	633,033	150
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret A/S	22,563	149
*	Pasifik Teknoloji A/S Class B	310,616	148
*	Grainturk Tarim A/S	25,927	148
	Agesa Hayat ve Emeklilik A/S	27,216	145
	AKIS Gayrimenkul Yatirimi A/S	711,348	141

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	EGE Endustri VE Ticaret A/S	964	135
*	YEO Teknoloji Enerji VE Endustri A/S	109,328	135
*	Qua Granite Hayal	1,600,608	132
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	70,313	131
*	Akfen Yenilenebilir Enerji A/S	265,928	131
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	55,246	127
*	Gulermak Agir Sanayi Insaat ve Taahhut A/S	29,937	126
	Escar Turizm Tasimacilik Ticaret A/S	108,232	125
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	481,696	123
*	DAP Gayrimenkul Gelistirme A/S	522,549	122
*,1	MIA Teknoloji A/S	136,914	121
	SUN Tekstil Sanayi Ve Ticaret A/S	152,030	120
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	102,963	120
*	Bera Holding A/S	308,280	116
	Logo Yazilim Sanayi Ve Ticaret A/S	31,908	102
*	Akcansa Cimento A/S	20,940	99
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	1,219,069	99
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	86,013	97
	Efor Yatirim Sanayi Ticaret A/S	371,484	95
	Eczacibasi Yatirim Holding Ortakligi A/S	11,323	94
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	105,439	90
*	Tukas Gida Sanayi ve Ticaret A/S	1,576,254	89
*	Girsim Elektrik Sanayi Taahut Ve Ticaret A/S	79,344	88
*	Izmir Demir Celik Sanayi A/S	559,166	87
	Kocaer Celik Sanayi Ve Ticaret A/S	331,249	86
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	2,333,425	86
	Iskenderun Demir ve Celik A/S	77,436	83
*	NET Holding A/S	95,198	81
*	Adese Alisveris Merkezleri Ticaret A/S	3,235,680	78
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	9,363	76
*	Oyak Yatirim Menkul Degerler A/S	58,742	74
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	996,613	73
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S Class A	35,502	72
*	Altinay Savunma Teknolojileri A/S	204,590	72
*	Konya Cimento Sanayii A/S	751	70
*	Is Finansal Kiralama A/S	144,080	64
	Polisan Holding A/S	134,932	63
	Kayseri Seker Fabrikasi A/S	582,569	61
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	36,120	57
*	Tumosan Motor ve Traktor Sanayi A/S	25,411	57
*	Zorlu Enerji Elektrik Uretim A/S	820,667	56
*,1	Vestel Elektronik Sanayi ve Ticaret A/S	89,836	55
*	Politeknik Metal Sanayi ve Ticaret A/S	465	55
*	Karel Elektronik Sanayi ve Ticaret A/S	201,554	53
	Celebi Hava Servisi A/S	1,312	52
*	Aksigorta A/S	330,403	51
*	Ozak Gayrimenkul Yatirim Ortakligi	188,720	51
	Suwen Tekstil Sanayi Pazarlama A/S	252,040	48
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	280,260	47
*	Biotrend Cevre VE Enerji Yatirimlari A/S	104,428	47
	Alfa Solar Enerji Sanayi VE Ticaret A/S	51,880	47
*	Aydem Yenilenebilir Enerji A/S	68,323	44
*	Agrotech Yueksek Teknoloji VE Yatirim A/S	619,620	42
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	21,814	41
*	Esenboga Elektrik Uretim A/S	481,743	40
*	Europen Endustri Insaat Sanayi VE Ticaret A/S	294,643	36
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	108,918	34
*	Marmara Holding A/S	536,579	34
*	Bagfas Bandirma Gubre Fabrikalari A/S	43,861	33
*	Yayla Agro Gida Sanayi VE Nakliyat A/S	119,102	31
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	52,196	31
*	Reeder Teknoloji Sanayi VE Ticaret A/S	158,005	27
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	166,980	26
*	Kerevitas Gida Sanayi ve Ticaret A/S	71,422	24
*	Imas Makina Sanayi A/S	250,972	21
	Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret A/S	170,724	20
*	Kordsa Teknik Tekstil A/S	12,974	19
			98,428

Total World Stock Index Fund
		Shares	Market Value• ($000)
United Arab Emirates (0.1%)
	First Abu Dhabi Bank PJSC	3,539,911	16,935
	Emaar Properties PJSC	5,030,447	16,198
	Emirates Telecommunications Group Co. PJSC	2,759,171	13,974
	Emirates NBD Bank PJSC	1,442,168	11,394
	Abu Dhabi Commercial Bank PJSC	2,535,487	9,532
	Abu Dhabi Islamic Bank PJSC	1,151,716	6,877
	Aldar Properties PJSC	3,080,028	6,478
	Dubai Electricity & Water Authority PJSC	7,393,936	5,336
	Adnoc Gas plc	5,271,213	4,836
*	Two Point Zero Group PJSC	8,421,797	4,695
	Dubai Islamic Bank PJSC	2,385,578	4,643
	ADNOC Drilling Co. PJSC	2,136,728	3,293
	Emaar Development PJSC	668,450	2,656
	Air Arabia PJSC	1,873,593	2,525
	Abu Dhabi National Oil Co. for Distribution PJSC	2,291,297	2,290
	Salik Co. PJSC	1,464,938	2,235
	Agility Global plc	5,331,174	2,177
*	Modon Holding PSC	2,457,506	1,963
	ADNOC Logistics & Services	1,193,499	1,907
*	Dubai Investments PJSC	1,706,207	1,885
	Borouge plc	2,215,197	1,526
	Americana Restaurants International plc - Foreign Co. (XADS)	2,125,188	1,151
	Dana Gas PJSC	4,488,120	1,100
	Fertiglobe plc	977,301	995
*,3	Gulf Navigation Holding PJSC	1,317,783	972
	Talabat Holding plc	3,666,906	892
	Sharjah Islamic Bank	1,071,304	863
	NMDC Group PJSC	163,579	853
	Parkin Co. PJSC	559,346	793
*	Abu Dhabi Ports Co. PJSC	645,889	764
*	Apex Investments Co. PSC	794,102	696
	Lulu Retail Holdings plc	2,278,413	646
	Abu Dhabi National Hotels	5,985,094	603
	Emirates Central Cooling Systems Corp.	1,421,237	600
*	RAK Properties PJSC	1,768,663	516
*	Presight AI Holding plc	584,628	499
	Amanat Holdings PJSC	1,424,927	496
	Ajman Bank PJSC	1,179,149	462
*	Phoenix Group plc	2,070,610	427
	Dubai Financial Market PJSC	1,090,939	424
*	Space42 plc	907,992	371
	Agthia Group PJSC	328,561	333
*	Ghitha Holding PJSC	13,775	41
*,3	Arabtec Holding PJSC	245,437	—
			137,852
United Kingdom (3.3%)
	HSBC Holdings plc	13,861,257	255,045
	AstraZeneca plc	1,210,455	229,650
	Shell plc (XLON)	4,581,909	208,325
	Rolls-Royce Holdings plc	6,846,543	110,172
	Unilever plc	1,723,645	100,515
	British American Tobacco plc	1,699,024	100,064
	BP plc	12,637,111	100,033
	GSK plc	3,221,951	84,471
	Rio Tinto plc	817,898	82,392
	National Grid plc	3,956,482	70,823
	BAE Systems plc	2,424,434	67,432
*	Glencore plc	8,514,053	66,170
	Barclays plc	11,204,171	65,857
	Lloyds Banking Group plc	47,671,179	64,800
	RELX plc	1,484,490	54,134
	NatWest Group plc	6,494,400	51,799
	London Stock Exchange Group plc	393,776	51,095
	Anglo American plc	874,191	43,259
	Ferguson Enterprises Inc.	155,826	41,716
	Compass Group plc	1,373,959	38,824
	Standard Chartered plc	1,480,305	37,696
	Diageo plc	1,810,441	36,606

Total World Stock Index Fund
		Shares	Market Value• ($000)
	SSE plc	1,003,989	35,947
	Haleon plc	7,299,818	33,710
	Tesco plc	5,139,770	33,671
	Reckitt Benckiser Group plc (XLON)	523,354	33,300
	Prudential plc (XLON)	2,074,754	31,266
	3i Group plc	806,213	28,038
	Experian plc	765,712	28,017
	Sunbelt Rentals Holdings Inc.	341,242	25,649
	Vodafone Group plc	15,449,071	24,582
	Imperial Brands plc	624,621	23,731
	Aviva plc	2,562,147	21,730
	Halma plc	333,855	20,091
	InterContinental Hotels Group plc	123,167	17,611
	Next plc	98,343	17,356
	Coca-Cola Europacific Partners plc	177,854	16,921
	Legal & General Group plc	4,485,550	15,393
	Rentokil Initial plc	2,125,167	14,327
	BT Group plc	4,771,457	14,027
	Antofagasta plc	287,895	13,962
	United Utilities Group plc	656,418	13,018
	Informa plc	1,160,505	12,548
	Centrica plc	4,210,549	12,298
	Diploma plc	129,302	12,237
	Segro plc	1,270,551	12,035
	Smith & Nephew plc	733,389	11,348
	Severn Trent plc	239,383	10,641
	Sage Group plc	891,088	10,628
	Endeavour Mining plc	168,271	10,156
	Bunzl plc	302,093	9,959
	International Consolidated Airlines Group SA Class DI	1,968,559	9,959
	M&G plc	2,393,941	9,839
	Coca-Cola HBC AG Class DI	167,548	9,773
	Smiths Group plc	278,858	9,628
	Weir Group plc	251,157	9,103
	Admiral Group plc	194,934	8,957
*	Wise plc Class A	608,669	8,705
	Pearson plc	581,301	8,578
	Marks & Spencer Group plc	1,873,849	8,430
	Standard Life plc	780,533	8,030
	Beazley plc	451,992	7,851
	Intertek Group plc	116,044	7,475
	IMI plc	180,356	6,869
[2]	Autotrader Group plc	1,017,127	6,842
	Games Workshop Group plc	25,159	6,673
	Melrose Industries plc (XLON)	1,001,428	6,572
	St. James's Place plc	397,755	6,568
	Fresnillo plc	144,727	6,391
	Balfour Beatty plc	506,939	5,633
	J Sainsbury plc	1,240,193	5,542
	ICG plc	219,971	5,423
	Spirax Group plc	54,783	5,347
	Associated British Foods plc	213,185	5,309
	Tritax Big Box REIT plc	2,531,332	5,196
	Hiscox Ltd.	244,421	5,143
	British Land Co. plc	969,631	5,131
	Kingfisher plc	1,303,157	5,124
	IG Group Holdings plc	244,688	5,000
	DCC plc	61,877	4,664
	Whitbread plc	147,387	4,480
	Land Securities Group plc	551,553	4,438
*	Burberry Group plc	277,669	4,406
	Schroders plc	547,287	4,309
[2]	Convatec Group plc	1,473,576	4,226
	Primary Health Properties plc	3,227,529	4,106
	Croda International plc	104,543	4,055
	Howden Joinery Group plc	380,953	4,019
	LondonMetric Property plc	1,542,615	3,971
	Aberdeen Group Plc	1,355,104	3,830
	Lion Finance Group plc	25,309	3,793
	Investec plc	438,586	3,770

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,1	Metlen Energy & Metals plc	85,984	3,634
	Entain plc	466,063	3,440
	Zegona Communications plc	138,063	3,296
	Barratt Redrow plc	958,980	3,266
	Johnson Matthey plc	115,371	3,259
	Persimmon plc	223,693	3,226
	Rightmove plc	536,912	3,168
[1]	Mondi plc	305,914	3,161
	Plus500 Ltd.	51,594	3,134
	WPP plc	841,072	3,045
	Babcock International Group plc	198,594	2,992
	Pan African Resources plc	1,527,382	2,917
	ITV plc	2,675,968	2,912
*	Berkeley Group Holdings plc	66,289	2,886
	Drax Group plc	235,947	2,839
	Inchcape plc	249,174	2,811
	Man Group plc	812,047	2,806
	Carnival plc	105,556	2,800
	Cranswick plc	38,170	2,794
	Serco Group plc	697,176	2,676
	RS Group plc	323,997	2,661
	Taylor Wimpey plc	2,482,646	2,626
[2]	Airtel Africa plc	537,095	2,594
	Rotork plc	615,634	2,588
	Pennon Group plc	331,594	2,480
	TP ICAP Group plc	528,398	2,271
[2]	Quilter plc	905,839	2,262
	TBC Bank Group plc	34,139	2,260
	UNITE Group plc	352,641	2,222
	Mitie Group plc	895,318	2,123
	Bellway plc	81,106	2,103
	Computacenter plc	41,054	2,079
	Morgan Sindall Group plc	32,153	2,056
[2]	JTC plc	113,114	2,023
	Hikma Pharmaceuticals plc	104,503	1,987
	Hochschild Mining plc	232,213	1,983
	Hill & Smith plc	55,866	1,964
	QinetiQ Group plc	319,870	1,938
	Harbour Energy plc	482,493	1,919
	Shaftesbury Capital plc	999,799	1,823
	OSB Group plc	250,632	1,802
	Softcat plc	93,382	1,753
*	Helios Towers plc	631,559	1,720
	Genus plc	53,414	1,700
	Big Yellow Group plc	135,581	1,665
	Greencore Group plc (SGMX)	482,786	1,656
	Derwent London plc	70,593	1,652
	Oxford Instruments plc	41,558	1,623
	B&M European Value Retail plc	699,231	1,598
	JD Sports Fashion plc	1,731,219	1,589
	Canal & SA (XLON)	501,170	1,561
	Hammerson plc	345,299	1,550
	AJ Bell plc	217,876	1,529
	Renishaw plc	22,664	1,460
	Keller Group plc	47,802	1,453
	Lancashire Holdings Ltd.	184,247	1,439
	Sirius Real Estate Ltd.	1,050,482	1,429
	Coats Group plc	1,251,857	1,420
	Paragon Banking Group plc	136,109	1,386
	International Workplace Group plc	550,391	1,386
[1]	Greggs plc	66,788	1,382
	Clarkson plc	20,829	1,370
	Volution Group plc	161,204	1,352
	Safestore Holdings plc	145,869	1,333
	Grafton Group plc GDR	110,181	1,319
	Chemring Group plc	178,853	1,268
	SSP Group plc	585,942	1,268
	Currys plc	731,196	1,245
[1]	Energean plc	102,344	1,241
	Great Portland Estates plc	291,081	1,227

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Bodycote plc	129,180	1,200
*	Ocado Group plc	441,751	1,194
	Tate & Lyle plc	238,073	1,188
	Premier Foods plc	440,097	1,180
	easyJet plc	239,334	1,146
	Senior plc	290,560	1,132
	Grainger plc	513,501	1,122
[2]	Bridgepoint Group plc	325,518	1,105
*,2	Watches of Switzerland Group plc	156,674	1,097
	Travis Perkins plc	151,588	1,076
*	Vistry Group plc	236,783	1,057
	4imprint Group plc	20,953	1,039
	Baltic Classifieds Group plc	365,823	965
	Savills plc	85,366	963
	Rathbones Group plc	35,877	959
*,2	Trainline plc	296,171	949
*	Molten Ventures plc	121,550	929
	Firstgroup plc	408,106	904
	Dunelm Group plc	87,921	899
	Supermarket Income REIT plc	777,045	887
	Zigup plc	161,504	884
	IntegraFin Holdings plc	198,876	880
	Vesuvius plc	144,461	870
	Playtech plc	174,007	862
	Pets at Home Group plc	341,189	839
	Ashmore Group plc	294,449	833
	Telecom Plus plc	51,387	821
*,2	Trustpilot Group plc	232,053	816
	Elementis plc	368,189	741
	Breedon Group plc	173,872	726
*	Close Brothers Group plc	114,353	689
	AG Barr plc	77,949	683
	Kainos Group plc	60,384	683
	MONY Group plc	280,455	681
	Domino's Pizza Group plc	253,601	670
	Moonpig Group plc	226,667	658
	Genuit Group plc	185,208	653
	Morgan Advanced Materials plc	212,602	632
	Ninety One plc	208,119	611
	Victrex plc	73,289	601
*	Frasers Group plc	66,118	589
	Bytes Technology Group plc (XLON)	141,771	586
*	Mitchells & Butlers plc	171,280	582
	WH Smith plc	78,666	553
	Hays plc	1,178,844	534
	Picton Property Income Ltd.	506,541	533
	Jupiter Fund Management plc	251,266	519
	Ithaca Energy plc	140,017	512
	Workspace Group plc	108,430	498
*,1	Raspberry PI Holdings plc	55,447	471
*,1	Oxford Nanopore Technologies plc	296,106	452
	Wickes Group plc	163,541	444
*	IP Group plc	521,288	430
[2]	Ibstock plc	303,831	423
[2]	Spire Healthcare Group plc	188,279	417
	J D Wetherspoon plc	50,210	402
	RHI Magnesita NV	10,453	377
	Hilton Food Group plc	48,855	358
	C&C Group plc	209,451	336
	Pagegroup plc	181,484	331
	NCC Group plc	202,648	329
	Future plc	68,165	311
	Marshalls plc	155,110	275
	Goodwin plc	1,659	258
	Dr. Martens plc	288,620	244
[2]	CMC Markets plc	46,417	233
*,1	THG plc	544,316	231
*	AO World plc	187,807	224
	Crest Nicholson Holdings plc	147,185	132
	Rank Group plc	100,345	130

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,1,2	Aston Martin Lagonda Global Holdings plc	160,219	89
*	Home REIT plc	172,926	23
*,3	Evraz plc	272,365	—
*,3	NMC Health plc	26,225	—
*,2,3	Finablr plc	58,416	—
			2,975,283
United States (61.1%)
	NVIDIA Corp.	18,927,839	3,777,429
	Apple Inc.	11,649,124	3,160,990
	Microsoft Corp.	5,996,846	2,445,394
*	Amazon.com Inc.	7,757,357	2,056,165
	Alphabet Inc. Class A	4,760,567	1,831,866
	Broadcom Inc.	3,735,038	1,559,117
	Alphabet Inc. Class C	3,766,808	1,438,695
	Meta Platforms Inc. Class A	1,765,650	1,080,419
*	Tesla Inc.	2,281,882	870,835
	JPMorgan Chase & Co. (XNYS)	2,049,356	641,920
*	Berkshire Hathaway Inc. Class B	1,314,474	622,535
	Eli Lilly & Co.	647,735	605,373
	Exxon Mobil Corp.	3,410,179	526,293
	Micron Technology Inc.	903,658	467,336
	Walmart Inc.	3,512,420	463,394
*	Advanced Micro Devices Inc.	1,302,491	461,720
	Visa Inc. Class A (XNYS)	1,357,323	447,699
	Johnson & Johnson	1,940,695	446,069
	Costco Wholesale Corp.	357,958	363,159
*	Intel Corp.	3,578,211	338,069
	Caterpillar Inc. (XNYS)	373,817	332,738
	Mastercard Inc. Class A	648,530	326,159
*	Netflix Inc.	3,426,236	320,730
	AbbVie Inc.	1,431,034	302,406
	Cisco Systems Inc.	3,211,779	293,878
	Chevron Corp.	1,508,918	291,689
	Procter & Gamble Co.	1,882,293	276,866
	Bank of America Corp. (XNYS)	5,160,868	275,900
	UnitedHealth Group Inc.	735,587	272,520
	Home Depot Inc.	802,671	263,918
	Lam Research Corp.	1,015,334	261,814
	Applied Materials Inc.	640,542	252,687
	Coca-Cola Co.	3,121,723	245,867
*	Palantir Technologies Inc. Class A	1,766,662	245,760
	General Electric Co.	840,350	243,643
	GE Vernova Inc.	218,330	236,552
	Oracle Corp.	1,361,490	219,731
	Merck & Co. Inc.	2,006,034	219,019
	Goldman Sachs Group Inc. (XNYS)	225,712	208,506
	Philip Morris International Inc.	1,257,680	207,605
	Texas Instruments Inc.	734,689	206,506
	Wells Fargo & Co.	2,498,499	205,452
	RTX Corp.	1,077,914	189,788
	Linde plc	377,726	189,294
	KLA Corp.	106,198	185,884
	PepsiCo Inc.	1,102,766	174,777
	Morgan Stanley	914,237	174,244
	International Business Machines Corp.	750,888	173,440
	Citigroup Inc. (XNYS)	1,324,715	169,537
	McDonald's Corp.	574,677	168,719
	NextEra Energy Inc.	1,681,617	164,597
	Verizon Communications Inc.	3,400,846	163,343
	Analog Devices Inc.	394,787	158,807
	QUALCOMM Inc.	863,345	155,039
	Amgen Inc.	433,548	150,116
	Walt Disney Co.	1,429,634	148,325
	AT&T Inc.	5,569,650	145,535
	Thermo Fisher Scientific Inc.	303,541	145,384
	Amphenol Corp. Class A	985,697	145,164
*	Arista Networks Inc.	834,198	144,074
	TJX Cos. Inc.	898,537	140,846
	American Express Co.	434,040	140,217

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Boeing Co.	610,567	139,838
	Eaton Corp. plc	316,029	136,844
	Gilead Sciences Inc.	1,004,695	131,454
	Blackrock Inc.	122,688	130,736
*	Intuitive Surgical Inc.	284,777	130,317
	Salesforce Inc.	735,866	129,902
	Union Pacific Corp.	479,915	129,327
*	Sandisk Corp.	115,592	126,748
	Abbott Laboratories	1,393,786	126,542
	ConocoPhillips	998,522	125,594
	Charles Schwab Corp.	1,346,657	123,408
	Pfizer Inc.	4,565,406	121,896
*	Uber Technologies Inc.	1,623,876	121,157
	Welltower Inc.	553,730	120,348
	Western Digital Corp.	274,638	119,336
	Seagate Technology Holdings plc	176,190	118,689
	Deere & Co.	196,744	116,053
*	Palo Alto Networks Inc.	645,606	115,770
	Marvell Technology Inc.	684,268	113,007
	Booking Holdings Inc.	656,419	110,515
	Honeywell International Inc.	511,272	109,581
	Lowe's Cos. Inc.	451,975	107,927
	Prologis Inc.	744,104	105,678
	S&P Global Inc.	244,576	105,469
	Corning Inc.	631,116	103,654
	Vertiv Holdings Co. Class A	307,185	100,907
	Bristol-Myers Squibb Co.	1,641,968	99,487
	Altria Group Inc.	1,354,075	98,374
	Starbucks Corp.	917,021	96,590
	Chubb Ltd.	292,309	95,585
	Capital One Financial Corp.	498,060	95,279
	Progressive Corp.	470,451	94,692
	Parker-Hannifin Corp.	101,319	92,142
	Danaher Corp.	506,485	90,635
	Newmont Corp. (XNYS)	804,070	89,324
*	Crowdstrike Holdings Inc. Class A	199,839	89,078
	Accenture plc Class A	496,868	88,795
	Trane Technologies plc	179,222	88,274
*	Vertex Pharmaceuticals Inc.	205,623	87,879
	Quanta Services Inc.	119,254	86,789
	Stryker Corp.	275,373	86,778
*	AppLovin Corp. Class A	192,465	85,907
	Lockheed Martin Corp.	165,820	85,890
	Intuit Inc.	220,627	85,714
	Equinix Inc.	78,657	85,172
	Southern Co.	879,345	85,033
	CVS Health Corp.	1,010,263	84,145
	CME Group Inc.	289,466	83,314
	Medtronic plc	1,025,925	83,069
*	Adobe Inc.	331,796	81,655
	McKesson Corp.	99,694	81,271
	Duke Energy Corp.	618,669	80,149
*	Berkshire Hathaway Inc. Class A	111	79,021
	Constellation Energy Corp.	252,102	78,908
	Howmet Aerospace Inc.	323,273	78,568
	Comcast Corp. Class A	2,905,311	78,560
	T-Mobile US Inc.	388,111	75,876
	Blackstone Inc.	596,661	74,929
*	ServiceNow Inc.	847,703	74,861
	Williams Cos. Inc.	978,731	74,687
	Bank of New York Mellon Corp.	552,888	74,292
	Cummins Inc.	110,715	74,291
*	Synopsys Inc.	153,811	74,229
*	Cadence Design Systems Inc.	221,493	73,002
	Johnson Controls International plc	495,592	72,371
	Intercontinental Exchange Inc.	457,735	72,363
	US Bancorp	1,241,149	70,324
	PNC Financial Services Group Inc.	313,217	69,847
	General Dynamics Corp.	202,026	69,558
	SLB Ltd.	1,221,421	69,474

Total World Stock Index Fund
		Shares	Market Value• ($000)
	FedEx Corp.	172,164	69,435
	Automatic Data Processing Inc.	326,944	69,293
	American Tower Corp.	377,126	68,905
	Waste Management Inc.	295,429	68,702
*	Boston Scientific Corp.	1,188,012	68,441
*	MercadoLibre Inc.	38,168	68,421
	CSX Corp.	1,505,861	68,411
*	O'Reilly Automotive Inc.	682,672	67,858
	Freeport-McMoRan Inc.	1,156,244	66,808
	Elevance Health Inc. (XNYS)	175,474	66,052
	Marsh & McLennan Cos. Inc.	390,524	65,495
	Marriott International Inc. Class A	179,529	64,934
	Mondelez International Inc. Class A	1,043,240	64,097
	CRH plc	540,737	64,034
	United Parcel Service Inc. Class B (XNYS)	587,970	63,971
	Emerson Electric Co.	453,679	63,715
	3M Co.	428,549	62,791
	Northrop Grumman Corp.	107,985	62,575
	Valero Energy Corp.	246,060	62,150
	Cigna Group	212,967	61,884
	EOG Resources Inc.	438,117	61,586
	Monolithic Power Systems Inc.	37,835	61,081
	Marathon Petroleum Corp.	243,813	60,536
	NXP Semiconductors NV	205,802	60,421
*	Ciena Corp.	114,420	60,366
	Sherwin-Williams Co.	185,090	59,527
	Ross Stores Inc.	259,115	59,024
	Hilton Worldwide Holdings Inc.	182,130	59,023
	Illinois Tool Works Inc.	227,877	58,795
	Motorola Solutions Inc.	133,860	58,769
	American Electric Power Co. Inc.	426,433	58,468
	Phillips 66	325,375	58,291
	Regeneron Pharmaceuticals Inc.	82,424	58,279
	Moody's Corp.	124,602	57,547
	KKR & Co. Inc.	546,899	57,063
	Norfolk Southern Corp.	180,656	57,057
	HCA Healthcare Inc.	130,404	56,654
	Baker Hughes Co.	806,263	56,172
	General Motors Co.	730,514	56,169
	Digital Realty Trust Inc.	277,236	55,708
*	Spotify Technology SA	124,335	55,522
	Colgate-Palmolive Co.	637,816	54,444
	Royal Caribbean Cruises Ltd.	205,061	54,087
	Air Products & Chemicals Inc.	178,485	53,554
	Dell Technologies Inc. Class C	253,010	52,866
	Travelers Cos. Inc.	173,132	52,829
	Simon Property Group Inc.	258,482	52,655
	Truist Financial Corp.	1,021,637	52,614
	Aon plc Class A (XNYS)	168,519	52,519
*	Cloudflare Inc. Class A	253,863	52,034
	Comfort Systems USA Inc.	28,258	52,002
	Ecolab Inc.	198,253	51,665
*	Lumentum Holdings Inc.	57,127	51,547
	TransDigm Group Inc.	44,417	51,523
	Kinder Morgan Inc.	1,552,816	51,041
	TE Connectivity plc	240,507	50,906
*	Warner Bros Discovery Inc.	1,876,143	50,750
*	AutoZone Inc.	13,611	50,416
*	DoorDash Inc. Class A	295,127	49,773
	United Rentals Inc.	51,638	49,564
*	Bloom Energy Corp. Class A	174,871	49,551
*	Keysight Technologies Inc.	141,252	49,425
	PACCAR Inc.	412,453	48,999
	Sempra	513,582	48,852
	L3Harris Technologies Inc.	150,680	48,300
	Target Corp.	369,909	47,996
*	Airbnb Inc. Class A	340,154	47,744
	Cintas Corp.	272,631	47,631
	Cheniere Energy Inc.	171,971	47,283
	Realty Income Corp.	727,866	46,758

Total World Stock Index Fund
		Shares	Market Value• ($000)
	ONEOK Inc.	503,206	46,526
	Allstate Corp.	209,813	45,584
	Cencora Inc.	147,152	45,324
*	Coherent Corp.	141,341	45,188
	Targa Resources Corp.	173,226	45,053
*	Robinhood Markets Inc. Class A	612,634	44,655
	Corteva Inc.	549,921	44,549
	Teradyne Inc.	127,615	43,832
	Dominion Energy Inc.	677,628	43,707
	Apollo Global Management Inc.	338,425	43,562
*	Carvana Co.	109,756	43,441
	Vistra Corp.	274,617	43,346
	Carrier Global Corp.	643,528	43,226
	AMETEK Inc.	183,347	43,178
*	Monster Beverage Corp.	558,342	43,031
*	Fortinet Inc.	504,347	42,521
	Aflac Inc.	372,948	42,393
	Arthur J Gallagher & Co.	204,308	42,169
	Entergy Corp.	357,325	42,132
	Nucor Corp.	186,491	42,015
*	Strategy Inc.	252,268	41,738
	NIKE Inc. Class B	939,288	41,667
	Fastenal Co.	923,811	41,507
	Zoetis Inc.	359,316	41,311
	WW Grainger Inc.	35,276	40,968
*	Autodesk Inc.	172,707	40,932
	Electronic Arts Inc.	201,633	40,804
	Microchip Technology Inc.	431,546	40,095
*	NU Holdings Ltd. Class A	2,705,285	39,173
	Xcel Energy Inc.	470,374	39,018
	Public Storage	127,918	38,689
*	Edwards Lifesciences Corp.	461,991	38,576
	Ford Motor Co.	3,160,662	38,181
	eBay Inc.	368,197	38,101
	Rockwell Automation Inc.	91,944	37,597
	Fifth Third Bancorp	735,432	37,331
	Cardinal Health Inc.	193,258	37,276
	Exelon Corp.	806,862	37,108
	Westinghouse Air Brake Technologies Corp.	137,326	37,063
*	Snowflake Inc.	267,985	36,572
*	Chipotle Mexican Grill Inc.	1,072,073	36,440
*	IDEXX Laboratories Inc.	64,338	36,081
	MetLife Inc.	444,202	35,581
	Yum! Brands Inc.	222,501	35,522
	Ameriprise Financial Inc.	74,444	35,345
	PayPal Holdings Inc. (AQEU)	702,488	35,223
	State Street Corp.	228,900	34,985
	Occidental Petroleum Corp.	577,207	34,967
*	CBRE Group Inc. Class A	242,242	34,575
	MSCI Inc.	57,774	34,168
	Becton Dickinson & Co.	229,213	34,162
*	Coinbase Global Inc. Class A	180,096	33,817
*	Datadog Inc. Class A	254,050	33,583
*	ON Semiconductor Corp.	332,261	33,495
	Garmin Ltd.	133,260	33,467
	Republic Services Inc.	159,582	33,388
	Nasdaq Inc.	361,924	33,264
	Diamondback Energy Inc.	160,793	33,064
	Ventas Inc.	375,562	32,997
	DR Horton Inc.	213,708	32,881
*	Rocket Lab Corp.	395,964	32,671
	American International Group Inc.	436,248	32,631
	EMCOR Group Inc.	36,456	32,507
	Public Service Enterprise Group Inc.	396,642	32,390
	Vulcan Materials Co.	107,182	32,341
	Old Dominion Freight Line Inc.	152,162	32,324
	Kroger Co.	474,846	32,323
*	Alnylam Pharmaceuticals Inc.	103,515	32,037
*	Take-Two Interactive Software Inc.	149,386	31,933
	Consolidated Edison Inc.	283,921	31,654

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Crown Castle Inc.	353,931	31,422
	Keurig Dr Pepper Inc.	1,063,039	31,253
	Roper Technologies Inc.	88,047	31,240
	Hewlett Packard Enterprise Co.	1,076,986	30,985
*	Block Inc. (XNYS)	439,325	30,977
	Iron Mountain Inc.	242,099	30,502
	Martin Marietta Materials Inc.	49,151	30,428
	Hartford Insurance Group Inc.	219,577	30,040
	Halliburton Co.	705,235	29,831
	PG&E Corp.	1,793,372	29,806
	EQT Corp.	493,566	29,653
	Sysco Corp.	395,664	29,560
	Archer-Daniels-Midland Co.	394,069	29,374
	WEC Energy Group Inc.	247,057	29,138
	Jabil Inc.	86,101	29,058
	Interactive Brokers Group Inc. Class A	353,385	28,094
*	Flex Ltd.	306,732	28,081
	M&T Bank Corp.	128,184	28,025
*	Fiserv Inc.	445,174	27,890
*	Roblox Corp. Class A	503,079	27,800
	Agilent Technologies Inc.	240,426	27,781
	Huntington Bancshares Inc.	1,651,214	27,674
	Kenvue Inc.	1,561,534	27,374
	Prudential Financial Inc.	278,220	27,296
*	Arch Capital Group Ltd.	285,198	26,940
	Kimberly-Clark Corp.	273,548	26,925
*	CoreWeave Inc. Class A	240,227	26,809
	Ingersoll Rand Inc. (XYNS)	331,395	26,465
	Dover Corp.	116,375	26,348
	Devon Energy Corp.	505,322	25,958
	Steel Dynamics Inc.	112,486	25,721
	NRG Energy Inc.	165,320	25,720
	TechnipFMC plc	338,660	25,593
	Northern Trust Corp.	153,623	25,554
	Casey's General Stores Inc.	30,856	25,368
	Cboe Global Markets Inc.	84,434	25,338
*	Teledyne Technologies Inc.	39,212	25,325
	Extra Space Storage Inc.	176,352	25,277
	ResMed Inc.	117,640	25,153
*	Waters Corp.	81,295	25,139
	Paychex Inc.	271,118	25,114
	Carnival Corp.	929,066	24,630
*	Axon Enterprise Inc.	61,219	24,595
	Otis Worldwide Corp.	313,554	24,420
	Qnity Electronics Inc.	173,256	24,370
	Tapestry Inc.	167,174	24,247
	Citizens Financial Group Inc.	371,141	24,143
	DTE Energy Co.	158,251	24,005
	VICI Properties Inc. (XNYS)	815,519	23,813
*	Copart Inc.	716,641	23,728
	Atmos Energy Corp.	124,701	23,691
	Expedia Group Inc.	95,090	23,618
	Dow Inc.	581,611	23,549
*	Nebius Group NV	169,565	23,439
*	Insmed Inc.	171,682	23,405
	Humana Inc.	98,928	23,391
	Ameren Corp.	205,486	23,353
	Xylem Inc.	197,120	23,292
*	Biogen Inc.	122,468	23,181
	Hubbell Inc.	45,117	22,927
	PPL Corp.	609,383	22,815
	Coterra Energy Inc.	634,967	22,802
	GE HealthCare Technologies Inc.	374,377	22,777
	Synchrony Financial	298,061	22,712
	Raymond James Financial Inc.	143,138	22,662
*	Credo Technology Group Holding Ltd.	129,982	22,618
	CenterPoint Energy Inc.	515,820	22,516
	Curtiss-Wright Corp.	31,121	22,413
*	Mettler-Toledo International Inc.	17,500	22,341
	Hershey Co.	119,985	22,286

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Natera Inc.	107,790	22,222
*	IQVIA Holdings Inc.	140,244	22,210
	LPL Financial Holdings Inc.	65,679	21,945
	Edison International	315,389	21,916
*	Centene Corp.	407,688	21,889
	AvalonBay Communities Inc.	118,671	21,717
	Eversource Energy	307,035	21,707
	Regions Financial Corp.	754,228	21,533
*	Coupang Inc.	1,077,589	21,530
*	Workday Inc. Class A	175,825	21,521
*	Zoom Communications Inc.	221,453	21,514
	Verisk Analytics Inc.	115,308	21,273
	Cognizant Technology Solutions Corp. Class A	399,960	21,158
*	Revolution Medicines Inc.	145,541	20,975
	Equity Residential	320,634	20,963
*	XPO Inc.	95,129	20,941
	Texas Pacific Land Corp.	47,192	20,938
	Dollar General Corp.	180,357	20,900
*	Live Nation Entertainment Inc.	131,151	20,714
	FTAI Aviation Ltd.	82,806	20,674
	FirstEnergy Corp.	434,925	20,668
	PPG Industries Inc.	190,482	20,667
	American Water Works Co. Inc.	160,444	20,604
*	MasTec Inc.	52,064	20,516
*	Astera Labs Inc.	105,193	20,485
	Church & Dwight Co. Inc.	210,891	20,469
	PulteGroup Inc.	166,655	20,392
	Cincinnati Financial Corp.	123,852	20,262
*	United Therapeutics Corp.	35,305	20,172
	Fidelity National Information Services Inc.	433,130	20,154
*	Fabrinet	29,386	20,084
	Willis Towers Watson plc	78,207	20,037
	Omnicom Group Inc.	261,005	20,024
*	Ulta Beauty Inc.	37,043	19,910
	NiSource Inc.	412,278	19,905
	SBA Communications Corp.	89,845	19,874
*	Veeva Systems Inc. Class A	125,775	19,617
	nVent Electric plc	135,525	19,367
*	Fair Isaac Corp.	18,884	19,356
	Darden Restaurants Inc.	95,937	19,241
	Expand Energy Corp.	187,742	19,178
	AerCap Holdings NV	134,825	19,173
*	Dexcom Inc.	319,324	19,016
	Credicorp Ltd.	58,432	18,942
	Albemarle Corp.	96,048	18,893
	T Rowe Price Group Inc.	182,160	18,741
	Constellation Brands Inc. Class A	119,328	18,684
	CMS Energy Corp.	243,269	18,668
*	Everpure Inc. Class A	260,783	18,633
	Principal Financial Group Inc.	184,613	18,629
	NetApp Inc. (XNGS)	166,611	18,455
	Woodward Inc.	50,131	18,197
	KeyCorp.	819,792	18,126
	Ares Management Corp. Class A	154,267	18,111
	Quest Diagnostics Inc.	93,151	18,090
	West Pharmaceutical Services Inc.	60,465	17,994
	Labcorp Holdings Inc.	70,070	17,994
	VeriSign Inc.	66,563	17,883
*	US Foods Holding Corp.	191,093	17,865
	Equifax Inc.	102,463	17,822
	Entegris Inc.	125,842	17,792
	Williams-Sonoma Inc.	98,125	17,781
	CH Robinson Worldwide Inc.	96,788	17,597
*	Corpay Inc.	57,196	17,529
	STERIS plc	80,376	17,432
	Veralto Corp.	197,360	17,407
*	Markel Group Inc.	9,774	17,324
*	ATI Inc.	111,278	17,299
*	Twilio Inc. Class A	116,580	17,261
	JB Hunt Transport Services Inc.	68,082	17,125

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Snap-on Inc.	44,342	17,001
	Carpenter Technology Corp.	39,699	16,999
*	Burlington Stores Inc.	52,976	16,953
*	First Solar Inc.	83,339	16,825
	Evergy Inc.	202,343	16,762
	Packaging Corp. of America	78,144	16,680
	Expeditors International of Washington Inc.	112,712	16,669
	BWX Technologies Inc.	76,841	16,628
	Smurfit Westrock plc	430,632	16,532
	Kraft Heinz Co.	729,487	16,530
	Lennar Corp. Class A	182,118	16,445
	Fortive Corp.	274,273	16,399
	DuPont de Nemours Inc.	357,687	16,332
*	SoFi Technologies Inc.	1,013,882	16,323
	Royalty Pharma plc Class A	325,724	16,316
*	Illumina Inc.	128,660	16,306
	General Mills Inc.	460,147	16,248
	MKS Inc.	57,228	16,238
*	MongoDB Inc.	64,634	16,212
*	RBC Bearings Inc.	27,001	16,176
	Royal Gold Inc.	69,280	16,169
	Leidos Holdings Inc.	108,289	16,159
	Invitation Homes Inc.	561,592	16,157
	Reliance Inc.	44,363	16,082
	ITT Inc.	75,011	16,078
	HP Inc.	769,246	16,046
	CF Industries Holdings Inc.	127,669	15,856
	Tractor Supply Co.	450,382	15,808
	LyondellBasell Industries NV Class A	211,816	15,801
	Estee Lauder Cos. Inc. Class A	205,271	15,746
*	F5 Inc.	48,568	15,731
*	Liberty Media Corp.-Liberty Formula One Class C	182,760	15,708
*	Reddit Inc. Class A	105,643	15,554
	Broadridge Financial Solutions Inc.	100,993	15,551
	Weyerhaeuser Co.	630,347	15,456
	East West Bancorp Inc.	122,144	15,448
	Essex Property Trust Inc.	58,607	15,426
	Alliant Energy Corp.	209,989	15,419
	International Flavors & Fragrances Inc.	219,067	15,379
	TD SYNNEX Corp.	67,366	15,372
*	MACOM Technology Solutions Holdings Inc.	54,569	15,367
	Ovintiv Inc. (XNYS)	248,874	15,318
*	NVR Inc.	2,423	15,303
	Kimco Realty Corp.	644,730	15,241
*	Dollar Tree Inc.	156,426	15,191
	CDW Corp.	110,482	15,126
	IDEX Corp.	69,265	15,089
*	Coeur Mining Inc.	833,427	14,977
	Amcor plc	391,016	14,874
	Lennox International Inc.	27,630	14,779
	First Citizens BancShares Inc. Class A	7,445	14,770
*	Trimble Inc.	219,124	14,751
	Viatris Inc.	984,710	14,712
*	Affirm Holdings Inc.	227,712	14,637
	WESCO International Inc.	41,642	14,538
	Textron Inc.	151,181	14,507
*	API Group Corp.	316,670	14,478
	Tyson Foods Inc. Class A	224,755	14,400
	Loews Corp.	127,044	14,306
*	Flutter Entertainment plc	132,400	14,290
	Brown & Brown Inc.	237,498	14,286
*	PTC Inc.	103,925	14,165
*	Talen Energy Corp.	38,004	14,153
	Sun Communities Inc.	110,350	14,107
*	Nextpower Inc. Class A	118,392	14,104
	Masco Corp.	196,038	14,079
	Mid-America Apartment Communities Inc.	108,941	14,073
	Ball Corp.	230,328	14,068
*	Lattice Semiconductor Corp.	114,669	14,022
	Zimmer Biomet Holdings Inc.	168,481	13,888

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Global Payments Inc. (XNYS)	192,793	13,873
	Alcoa Corp.	216,409	13,805
	Bunge Global SA	108,364	13,770
	Las Vegas Sands Corp.	251,332	13,725
	Somnigroup International Inc.	179,299	13,602
*	Moderna Inc.	294,104	13,511
	Fox Corp. Class B	235,731	13,441
	International Paper Co.	440,751	13,408
*	EchoStar Corp. Class A	108,556	13,368
	Host Hotels & Resorts Inc.	632,405	13,363
	SS&C Technologies Holdings Inc.	192,721	13,356
	Genuine Parts Co.	124,299	13,329
	Rollins Inc.	239,139	13,327
	Watsco Inc.	30,426	13,322
	Jacobs Solutions Inc.	102,603	13,278
	Nordson Corp.	45,973	13,261
	Permian Resources Corp. Class A	608,996	13,166
	DT Midstream Inc.	88,624	13,115
*	Incyte Corp.	137,088	13,060
*	TTM Technologies Inc.	82,290	13,020
*	Jones Lang LaSalle Inc.	40,882	13,006
*,1	AST SpaceMobile Inc.	175,645	12,980
	Carlisle Cos. Inc.	36,210	12,864
*	Sterling Infrastructure Inc.	24,921	12,850
	Lincoln Electric Holdings Inc.	48,457	12,841
	Everest Group Ltd.	35,982	12,837
*	Clean Harbors Inc.	41,010	12,823
	WP Carey Inc.	174,920	12,757
*	Tenet Healthcare Corp.	71,940	12,742
*	Tyler Technologies Inc.	37,256	12,710
	W R Berkley Corp.	190,017	12,699
*,1	IonQ Inc.	281,397	12,697
*	Roku Inc.	108,377	12,632
	Pinnacle Financial Partners Inc.	126,270	12,493
*	Generac Holdings Inc.	48,108	12,471
	Dick's Sporting Goods Inc.	54,847	12,446
*	Deckers Outdoor Corp.	121,658	12,433
	Toll Brothers Inc.	87,361	12,417
	Huntington Ingalls Industries Inc.	33,691	12,273
*	Akamai Technologies Inc.	118,968	12,251
*	CoStar Group Inc.	352,582	12,203
	Pentair plc	151,190	12,203
*	Performance Food Group Co.	133,806	12,117
	Regal Rexnord Corp.	56,097	12,063
	Mueller Industries Inc.	88,911	12,041
	TransUnion	169,068	12,004
	Reinsurance Group of America Inc. Class A	56,763	12,003
	RenaissanceRe Holdings Ltd.	38,612	11,853
	Advanced Energy Industries Inc.	30,868	11,851
*	Lululemon Athletica Inc.	85,875	11,825
	Hasbro Inc.	123,097	11,798
	RPM International Inc.	115,490	11,767
	HEICO Corp.	43,557	11,757
	Avery Dennison Corp.	71,524	11,725
	Ally Financial Inc.	263,689	11,705
	Ralph Lauren Corp.	32,625	11,701
	Fidelity National Financial Inc.	223,695	11,699
	APA Corp.	286,570	11,672
	Unum Group	144,929	11,649
	Annaly Capital Management Inc.	507,225	11,615
*	Viking Holdings Ltd.	140,935	11,544
*	Onto Innovation Inc.	39,027	11,515
*	Super Micro Computer Inc. (XNGS)	417,377	11,436
*	IREN Ltd.	251,164	11,430
	Equitable Holdings Inc.	270,106	11,398
	Southern Copper Corp.	66,353	11,392
*	Toast Inc. Class A	399,366	11,390
	Carlyle Group Inc.	226,229	11,327
*	Aptiv plc	187,784	11,316
*	Rocket Cos. Inc. Class A	769,143	11,245

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Neurocrine Biosciences Inc.	85,139	11,210
	Omega Healthcare Investors Inc.	238,404	11,198
*	TopBuild Corp.	25,209	11,160
*	Charter Communications Inc. Class A	67,556	11,158
	McCormick & Co. Inc.	218,428	11,105
	Allegion plc	80,402	11,054
*	Zscaler Inc.	84,323	11,019
	Clorox Co.	112,893	10,887
	Gaming & Leisure Properties Inc.	224,264	10,868
	Solstice Advanced Materials Inc.	131,831	10,804
	BorgWarner Inc. (XNYS)	189,188	10,778
	HEICO Corp. Class A	51,561	10,777
*	BJ's Wholesale Club Holdings Inc.	114,709	10,770
	Stanley Black & Decker Inc.	137,606	10,755
*	Cooper Cos. Inc.	170,771	10,741
*	Modine Manufacturing Co.	41,999	10,694
	Webster Financial Corp.	147,452	10,670
	Equity LifeStyle Properties Inc.	168,122	10,640
	UDR Inc.	292,689	10,636
*	Rivian Automotive Inc. Class A	647,538	10,620
	Healthpeak Properties Inc.	656,623	10,618
*,1	QXO Inc.	525,378	10,544
	Tradeweb Markets Inc. Class A	92,660	10,494
*	Okta Inc.	142,458	10,492
*	Ionis Pharmaceuticals Inc.	139,812	10,452
	Evercore Inc. Class A	32,504	10,443
*	Five Below Inc.	44,165	10,408
	TKO Group Holdings Inc.	55,422	10,313
*	Insulet Corp.	59,728	10,282
	Regency Centers Corp.	132,071	10,282
	Lamar Advertising Co. Class A	74,500	10,269
	Best Buy Co. Inc.	169,647	10,262
*	Guidewire Software Inc.	73,881	10,224
	New York Times Co. Class A	129,364	10,224
*	Exelixis Inc.	229,710	10,213
	Wintrust Financial Corp.	67,718	10,196
*	Zebra Technologies Corp. Class A	45,049	10,193
*	Roivant Sciences Ltd.	355,030	10,129
	First Horizon Corp.	405,349	10,118
*	SiTime Corp.	17,929	10,079
*	GoDaddy Inc. Class A	115,808	10,051
	EastGroup Properties Inc.	49,810	10,022
	CubeSmart	246,497	9,978
*	Rambus Inc.	86,638	9,973
*	Penumbra Inc.	30,418	9,931
	Globe Life Inc.	64,305	9,922
*	Pinterest Inc. Class A	504,295	9,914
*	Align Technology Inc.	56,238	9,898
	Delta Air Lines Inc.	143,988	9,790
	Southstate Bank Corp.	100,096	9,776
	Assurant Inc.	41,274	9,752
*	Dynatrace Inc.	268,982	9,740
	AECOM	115,291	9,696
	Gen Digital Inc. (XNGS)	502,040	9,684
	Stifel Financial Corp.	122,757	9,674
	Coca-Cola Consolidated Inc.	46,921	9,622
	Newmont Corp. GDR	87,611	9,596
*	BioMarin Pharmaceutical Inc.	177,581	9,573
	Hecla Mining Co.	530,534	9,560
*	HubSpot Inc.	43,054	9,548
	Revvity Inc.	110,166	9,543
	Applied Industrial Technologies Inc.	31,108	9,511
	Jack Henry & Associates Inc.	61,822	9,505
*	Saia Inc.	21,176	9,504
*	Dycom Industries Inc.	22,720	9,408
*	DraftKings Inc. Class A	402,966	9,397
*	Kratos Defense & Security Solutions Inc.	148,867	9,386
*	Atlassian Corp. Ltd. Class A	136,781	9,382
*	Viavi Solutions Inc.	178,839	9,371
	Federal Realty Investment Trust	84,484	9,369

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Graco Inc.	116,664	9,365
	UMB Financial Corp.	74,111	9,351
	Aramark	204,526	9,345
*	Antero Resources Corp.	237,283	9,316
*	Jazz Pharmaceuticals plc	45,867	9,312
*	Bridgebio Pharma Inc.	130,670	9,292
	J M Smucker Co.	94,492	9,263
	Crown Holdings Inc.	93,863	9,228
*	CACI International Inc. Class A	17,742	9,218
*	Sanmina Corp.	42,196	9,191
*	Gartner Inc.	61,731	9,166
*	Elanco Animal Health Inc. (XNYS)	405,676	9,075
*	Grab Holdings Ltd. Class A	2,362,923	9,026
	Pinnacle West Capital Corp.	86,469	8,969
	Donaldson Co. Inc.	101,084	8,913
	Texas Roadhouse Inc.	55,113	8,873
*	SPX Technologies Inc.	40,483	8,862
	Rexford Industrial Realty Inc.	245,570	8,814
	Advanced Drainage Systems Inc.	58,223	8,690
	Ryder System Inc.	34,238	8,689
	Range Resources Corp.	199,083	8,660
	AGNC Investment Corp.	782,357	8,622
*	Guardant Health Inc.	98,430	8,571
	Service Corp. International	105,180	8,523
	Skyworks Solutions Inc.	121,016	8,492
	Brixmor Property Group Inc.	282,198	8,491
	Allison Transmission Holdings Inc.	63,176	8,488
	Knight-Swift Transportation Holdings Inc.	130,356	8,460
	Ensign Group Inc.	45,246	8,447
	Popular Inc.	56,135	8,439
	Domino's Pizza Inc.	24,824	8,426
	HF Sinclair Corp.	125,087	8,407
	Owens Corning	68,023	8,390
*	Nutanix Inc. Class A	203,886	8,337
*	Circle Internet Group Inc.	91,708	8,334
	Essential Utilities Inc.	216,845	8,283
	Camden Property Trust	78,823	8,278
*	FormFactor Inc.	60,814	8,266
*	Trade Desk Inc. Class A	348,167	8,213
	FNB Corp.	459,378	8,200
*	GameStop Corp. Class A	327,645	8,175
	AES Corp.	564,326	8,155
*	Check Point Software Technologies Ltd.	71,966	8,094
*	Core & Main Inc. Class A	160,349	8,077
	Chord Energy Corp.	55,388	8,064
	American Homes 4 Rent Class A	252,830	8,050
	Murphy USA Inc.	13,680	8,044
*	Molina Healthcare Inc.	41,210	8,020
	United Bankshares Inc.	181,015	7,930
	Eastman Chemical Co.	108,405	7,923
*	Solventum Corp.	117,390	7,907
*	Planet Labs PBC	211,820	7,831
*	Darling Ingredients Inc.	121,901	7,830
	Oshkosh Corp.	50,067	7,825
*	Globus Medical Inc. Class A	86,142	7,768
	Primerica Inc.	27,581	7,758
	BXP Inc.	132,453	7,743
	Littelfuse Inc.	19,131	7,732
*	Arrowhead Pharmaceuticals Inc.	105,055	7,719
	Encompass Health Corp.	76,840	7,684
	BitMine Immersion Technologies Inc.	358,892	7,680
	Valmont Industries Inc.	15,107	7,675
*	Semtech Corp.	72,984	7,667
*	SharkNinja Inc.	66,184	7,646
	Primoris Services Corp.	41,899	7,590
*	Arrow Electronics Inc.	40,183	7,548
	Autoliv Inc.	64,866	7,520
*	MP Materials Corp.	112,937	7,458
	Acuity Inc.	25,709	7,450
*	Medpace Holdings Inc.	17,794	7,450

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Booz Allen Hamilton Holding Corp.	95,619	7,436
*	Cava Group Inc.	79,607	7,436
	American Financial Group Inc.	55,646	7,416
*	Chart Industries Inc.	35,614	7,404
	CNH Industrial NV	684,566	7,332
	SEI Investments Co.	80,818	7,329
	Columbia Banking System Inc.	247,491	7,326
*	Docusign Inc.	159,136	7,319
	Home BancShares Inc.	271,498	7,295
	Invesco Ltd.	278,111	7,289
	Old National Bancorp	303,854	7,283
	Element Solutions Inc.	170,674	7,269
	OGE Energy Corp.	148,587	7,251
*	Samsara Inc. Class A	251,975	7,242
	Match Group Inc.	193,477	7,240
	Baxter International Inc.	411,160	7,228
	Western Alliance Bancorp	87,844	7,163
	Bio-Techne Corp.	129,171	7,146
	STAG Industrial Inc.	184,375	7,113
	Cognex Corp.	127,812	7,095
	Viper Energy Inc. Class A	142,492	7,036
	Flowserve Corp.	95,399	7,025
*,1	Oklo Inc.	96,509	6,997
	Toro Co.	73,240	6,970
	Old Republic International Corp.	173,828	6,944
*	ICON plc	58,638	6,939
	Universal Health Services Inc. Class B	41,234	6,938
*	Madrigal Pharmaceuticals Inc.	13,341	6,902
	Zions Bancorp NA	108,490	6,880
*	Builders FirstSource Inc.	86,909	6,874
	Amkor Technology Inc.	98,364	6,861
*	Zillow Group Inc. Class C	154,447	6,857
	Voya Financial Inc.	83,132	6,813
	American Healthcare REIT Inc.	134,010	6,805
	News Corp. Class A	257,774	6,785
*	Unity Software Inc.	256,369	6,773
	FirstCash Holdings Inc.	30,984	6,761
	Tetra Tech Inc.	207,949	6,721
	AptarGroup Inc.	54,205	6,704
	Associated Banc-Corp.	238,084	6,704
*	Axsome Therapeutics Inc.	32,209	6,691
	Moog Inc. Class A	22,204	6,690
	Millicom International Cellular SA	78,821	6,690
*	Manhattan Associates Inc.	48,504	6,688
*	Lumen Technologies Inc.	751,606	6,644
	FactSet Research Systems Inc.	28,999	6,600
*	Cirrus Logic Inc.	40,024	6,527
*	Fluor Corp.	122,072	6,513
	Crane Co.	36,611	6,507
*	Norwegian Cruise Line Holdings Ltd.	357,722	6,503
	CareTrust REIT Inc.	164,602	6,494
	Northwestern Energy Group Inc.	89,296	6,460
*	Sprouts Farmers Market Inc.	78,859	6,455
*	Praxis Precision Medicines Inc.	20,246	6,455
*	Applied Digital Corp.	188,420	6,453
	Alexandria Real Estate Equities Inc.	159,105	6,445
*	Glaukos Corp.	44,831	6,441
*	On Holding AG Class A	180,343	6,422
*	Masimo Corp.	35,925	6,410
*	Viasat Inc.	97,232	6,409
	Franklin Resources Inc.	213,437	6,397
	NOV Inc.	311,954	6,383
*	Kirby Corp.	42,385	6,381
	Agree Realty Corp.	82,282	6,345
	Houlihan Lokey Inc.	40,893	6,328
	Phillips Edison & Co. Inc.	157,097	6,310
	Wynn Resorts Ltd.	58,823	6,301
*	Charles River Laboratories International Inc.	37,554	6,270
*	GLOBALFOUNDRIES Inc.	96,899	6,260
*	MGM Resorts International	160,747	6,259

Total World Stock Index Fund
		Shares	Market Value• ($000)
	ESCO Technologies Inc.	19,235	6,231
*	Qorvo Inc.	65,849	6,204
	First Hawaiian Inc.	224,138	6,114
	LKQ Corp.	193,040	6,096
*	StoneX Group Inc.	57,492	6,096
	Affiliated Managers Group Inc.	20,666	6,090
	Cullen / Frost Bankers Inc.	41,989	6,085
*	Cytokinetics Inc.	95,047	6,080
	SM Energy Co.	195,684	6,072
*	Rubrik Inc. Class A	113,719	6,048
	Pool Corp.	28,341	6,046
	InterDigital Inc.	20,320	6,026
	Celanese Corp.	88,684	6,009
	Simpson Manufacturing Co. Inc.	31,292	5,968
	XP Inc. Class A	311,249	5,964
	Weatherford International plc	54,027	5,962
	Watts Water Technologies Inc. Class A	19,823	5,950
*	AeroVironment Inc.	30,459	5,940
	EnerSys	27,702	5,908
*	Terawulf Inc.	270,632	5,881
	News Corp. Class B	192,725	5,874
*	Everus Construction Group Inc.	39,772	5,864
	National Fuel Gas Co.	69,478	5,863
*	D-Wave Quantum Inc.	289,022	5,861
*	Hut 8 Corp.	77,301	5,858
*	DigitalOcean Holdings Inc.	60,710	5,854
*	Halozyme Therapeutics Inc.	91,823	5,845
*	Henry Schein Inc.	78,363	5,845
	Portland General Electric Co.	112,452	5,840
	First Industrial Realty Trust Inc.	93,722	5,812
	Jackson Financial Inc. Class A	50,086	5,798
	Mosaic Co.	247,997	5,771
	UGI Corp.	159,823	5,768
*	United Airlines Holdings Inc.	63,892	5,750
	Jefferies Financial Group Inc.	118,520	5,715
	Landstar System Inc.	30,971	5,701
	IDACORP Inc.	38,578	5,700
	Zurn Elkay Water Solutions Corp.	109,605	5,695
	Commercial Metals Co.	82,569	5,694
	NNN REIT Inc.	129,495	5,671
*	Maplebear Inc.	133,796	5,666
*	Dutch Bros Inc. Class A	98,314	5,654
	Kinsale Capital Group Inc.	17,422	5,638
*	Vaxcyte Inc.	98,396	5,632
	Hexcel Corp.	59,906	5,623
	AGCO Corp.	46,404	5,616
*	Uranium Energy Corp.	375,755	5,595
	Federal Signal Corp.	45,428	5,594
	Axis Capital Holdings Ltd.	55,659	5,589
	Corebridge Financial Inc.	201,965	5,562
	Matador Resources Co.	87,551	5,554
	Eagle Materials Inc.	26,418	5,551
	UL Solutions Inc. Class A	61,096	5,529
	First American Financial Corp.	77,857	5,460
	American States Water Co.	72,432	5,453
	Hyatt Hotels Corp. Class A	32,240	5,402
	Hancock Whitney Corp.	79,730	5,383
*	Silicon Laboratories Inc.	24,717	5,381
*	Procore Technologies Inc.	95,016	5,376
	Terex Corp.	86,363	5,372
	Antero Midstream Corp.	243,837	5,330
	OneMain Holdings Inc.	90,424	5,314
	Blue Owl Capital Inc.	542,961	5,294
*	Aurora Innovation Inc.	900,327	5,294
*	HealthEquity Inc.	64,454	5,287
	Lithia Motors Inc.	18,076	5,244
	Paycom Software Inc.	41,344	5,241
	Armstrong World Industries Inc.	30,662	5,224
	VF Corp.	275,102	5,208
	Churchill Downs Inc.	51,540	5,205

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Clearwater Analytics Holdings Inc. Class A	214,022	5,179
*	Plexus Corp.	20,666	5,178
*	Middleby Corp.	36,713	5,153
	GATX Corp.	26,230	5,139
	Magnolia Oil & Gas Corp. Class A	169,541	5,127
	Conagra Brands Inc.	357,082	5,124
*	Brinker International Inc.	33,644	5,122
	Installed Building Products Inc.	17,716	5,112
	Ingredion Inc.	45,678	5,104
	Valley National Bancorp	376,121	5,104
*	Symbotic Inc.	85,244	5,038
	Molson Coors Beverage Co. Class B	117,792	5,034
	A O Smith Corp.	80,312	4,966
	Amdocs Ltd.	76,656	4,957
	Avnet Inc.	60,050	4,955
	Archrock Inc.	127,740	4,950
	Glacier Bancorp Inc.	100,882	4,948
*	Krystal Biotech Inc.	18,775	4,924
	Lear Corp.	38,655	4,914
*	Wayfair Inc. Class A	76,722	4,905
	Timken Co.	44,184	4,900
*	Gates Industrial Corp. plc	190,985	4,891
	Janus Henderson Group plc	94,772	4,891
	Fulton Financial Corp.	226,263	4,885
*	Vicor Corp.	18,074	4,867
	Lincoln National Corp.	127,876	4,835
*	Transocean Ltd. (XNYS)	708,438	4,832
	Albertsons Cos. Inc. Class A	286,458	4,827
*	GXO Logistics Inc.	84,325	4,817
*	EPAM Systems Inc.	42,245	4,807
	Commerce Bancshares Inc.	92,165	4,795
*	BrightSpring Health Services Inc.	99,947	4,794
	AAON Inc.	51,293	4,786
*	Valaris Ltd.	46,844	4,777
*	Riot Platforms Inc.	276,185	4,761
*	Repligen Corp.	40,209	4,757
*	Etsy Inc.	73,748	4,745
	Southwest Gas Holdings Inc.	50,439	4,744
	Noble Corp. plc	92,701	4,731
	Rayonier Inc.	222,963	4,729
	Ryman Hospitality Properties Inc.	44,922	4,721
*	Chewy Inc. Class A	184,407	4,688
	Hanover Insurance Group Inc.	24,923	4,678
	Chemed Corp.	11,003	4,676
	Terreno Realty Corp.	71,626	4,670
	Piper Sandler Cos.	53,553	4,670
	Enpro Inc.	15,996	4,664
	Sensata Technologies Holding plc	111,891	4,659
	JBT Marel Corp.	39,315	4,643
	TPG Inc.	106,305	4,637
	Versant Media Group Inc.	115,262	4,632
*	Cleveland-Cliffs Inc.	450,683	4,597
*	Core Scientific Inc.	229,498	4,590
	Brunswick Corp.	57,656	4,581
*	Allegro MicroSystems Inc.	94,445	4,581
*	CarMax Inc.	116,522	4,580
	MarketAxess Holdings Inc.	29,107	4,575
*	Cipher Digital Inc.	256,909	4,558
	Wyndham Hotels & Resorts Inc.	55,989	4,556
*	JBS NV Class A	283,633	4,555
	Prosperity Bancshares Inc.	64,919	4,522
	Hormel Foods Corp.	210,537	4,520
*	MaxLinear Inc.	63,880	4,520
*	Rigetti Computing Inc.	258,713	4,515
*	Axalta Coating Systems Ltd.	158,638	4,512
	Sonoco Products Co.	89,991	4,496
	Lamb Weston Holdings Inc.	103,121	4,491
	Gap Inc.	182,374	4,485
	Fox Corp. Class A	70,453	4,473
	Ormat Technologies Inc. (XNYS)	38,803	4,458

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Tempus AI Inc. Class A	79,582	4,415
	MSA Safety Inc.	26,503	4,410
*	Caesars Entertainment Inc.	158,328	4,402
	MGIC Investment Corp.	166,083	4,398
*	Construction Partners Inc. Class A	35,542	4,395
*	Celsius Holdings Inc.	130,913	4,395
*	IES Holdings Inc.	6,821	4,393
	Granite Construction Inc.	31,939	4,378
*,1	Hims & Hers Health Inc.	161,005	4,375
*	Lyft Inc. Class A	308,842	4,370
	Nexstar Media Group Inc.	20,989	4,369
	Arcosa Inc.	34,496	4,363
	Starwood Property Trust Inc.	237,453	4,360
*	Protagonist Therapeutics Inc.	44,033	4,358
	Vornado Realty Trust	144,524	4,320
	CNO Financial Group Inc.	97,099	4,316
	Essential Properties Realty Trust Inc.	137,241	4,313
*	Lantheus Holdings Inc.	50,898	4,307
	Genpact Ltd.	123,905	4,306
	Avista Corp.	104,400	4,291
*	Alkermes plc	127,202	4,288
	United Community Banks Inc.	127,971	4,265
*	StandardAero Inc.	170,530	4,239
	TXNM Energy Inc.	71,420	4,218
	Murphy Oil Corp.	100,785	4,209
	Teleflex Inc.	33,946	4,206
	Healthcare Realty Trust Inc.	224,946	4,206
*	SiteOne Landscape Supply Inc.	33,279	4,195
	Esab Corp.	42,678	4,194
*	Taylor Morrison Home Corp.	68,678	4,172
*	AutoNation Inc.	19,586	4,160
*	DaVita Inc.	26,792	4,157
*	Planet Fitness Inc. Class A	62,279	4,152
	White Mountains Insurance Group Ltd.	1,853	4,136
	Macerich Co.	190,261	4,134
*	Galaxy Digital Inc. Class A	150,649	4,134
*	Avantor Inc.	508,933	4,122
*	Cogent Biosciences Inc.	114,889	4,112
	Kite Realty Group Trust	156,917	4,105
*	Knife River Corp.	44,319	4,102
*	Ollie's Bargain Outlet Holdings Inc.	47,372	4,098
	Liberty Energy Inc.	120,892	4,085
	Bentley Systems Inc. Class B	124,927	4,075
	Sirius XM Holdings Inc.	151,076	4,070
	Golar LNG Ltd.	73,871	4,062
*	Amer Sports Inc.	115,744	4,059
*	Nuvalent Inc. Class A	40,456	4,057
*	FTI Consulting Inc.	22,585	4,049
*	Madison Square Garden Sports Corp.	11,794	4,039
*	Mohawk Industries Inc.	38,255	4,038
	Macy's Inc.	206,411	4,035
*	Boot Barn Holdings Inc.	23,499	4,029
*	Floor & Decor Holdings Inc. Class A	83,181	4,026
	Primo Brands Corp.	197,453	4,024
*	CNX Resources Corp.	103,404	4,023
*	PTC Therapeutics Inc.	61,800	4,021
*	Resideo Technologies Inc.	96,835	4,006
	New Jersey Resources Corp.	71,119	4,005
	Vontier Corp.	111,316	3,994
	Simmons First National Corp. Class A	187,348	3,983
	Essent Group Ltd.	65,569	3,968
*	Axos Financial Inc.	41,027	3,957
*	Crocs Inc.	38,784	3,955
	Rithm Capital Corp.	403,161	3,943
	Ralliant Corp.	86,570	3,934
*	Diodes Inc.	36,616	3,923
	Black Hills Corp.	52,041	3,918
	HA Sustainable Infrastructure Capital Inc.	92,917	3,898
	Ameris Bancorp	45,650	3,892
*	Energy Fuels Inc.	178,701	3,863

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	WEX Inc.	25,690	3,862
*	TG Therapeutics Inc.	112,785	3,810
	Sabra Health Care REIT Inc.	183,653	3,794
	Spire Inc.	41,507	3,785
	Fortune Brands Innovations Inc.	93,084	3,774
*	Bio-Rad Laboratories Inc. Class A	13,364	3,744
	ONE Gas Inc.	41,850	3,734
	UFP Industries Inc.	41,583	3,721
*	Frontdoor Inc.	53,851	3,696
*	Xenon Pharmaceuticals Inc.	65,961	3,696
*	Post Holdings Inc.	35,279	3,695
*	Compass Inc. Class A	487,734	3,692
*	JFrog Ltd.	79,449	3,690
	Gentex Corp.	159,565	3,688
	Louisiana-Pacific Corp.	50,998	3,682
*	Casella Waste Systems Inc. Class A	46,335	3,672
	Clear Secure Inc. Class A	68,624	3,664
	Wingstop Inc.	22,323	3,662
	Sensient Technologies Corp.	32,179	3,657
	Southwest Airlines Co.	96,149	3,646
*	CRISPR Therapeutics AG	69,606	3,643
	Warrior Met Coal Inc.	40,486	3,638
*	Novanta Inc.	27,953	3,621
	California Resources Corp.	52,997	3,618
*	Mirion Technologies Inc.	183,020	3,615
	Atlantic Union Bankshares Corp.	95,723	3,604
	Selective Insurance Group Inc.	42,915	3,603
	Balchem Corp.	22,191	3,587
*	Commvault Systems Inc.	36,254	3,585
	SLM Corp.	153,962	3,553
*	Indivior Pharmaceuticals Inc.	96,380	3,545
*	MARA Holdings Inc.	295,553	3,544
	City Holding Co.	28,811	3,543
*	Liberty Live Holdings Inc. Class C	37,801	3,538
*	ACI Worldwide Inc.	81,711	3,532
	Northwest Bancshares Inc.	254,983	3,526
*	Paylocity Holding Corp.	33,422	3,526
	Radian Group Inc.	98,298	3,522
*	Kymera Therapeutics Inc.	43,406	3,519
*	Dropbox Inc. Class A	144,114	3,501
	Rush Enterprises Inc. Class A	47,292	3,501
*	ExlService Holdings Inc.	109,740	3,499
*	Apellis Pharmaceuticals Inc.	85,020	3,482
	Core Natural Resources Inc.	38,796	3,482
	Boyd Gaming Corp.	40,038	3,481
*	Urban Outfitters Inc.	49,318	3,469
*	Tidewater Inc.	38,807	3,467
*	AAR Corp.	31,362	3,461
	Moelis & Co. Class A	52,932	3,447
	Bank OZK	71,516	3,444
*	Enphase Energy Inc.	104,326	3,439
	Outfront Media Inc.	111,450	3,438
*	Mattel Inc.	227,288	3,428
	Telephone & Data Systems Inc.	75,940	3,422
*	Elastic NV	73,634	3,419
	Millrose Properties Inc.	111,121	3,408
*	Ligand Pharmaceuticals Inc.	14,848	3,407
	Dana Inc.	93,428	3,405
	Ubiquiti Inc.	3,356	3,396
	CSW Industrials Inc.	11,654	3,394
	MDU Resources Group Inc.	150,463	3,390
*	Constellium SE	108,307	3,388
*	Alignment Healthcare Inc.	150,226	3,386
*	Corcept Therapeutics Inc.	72,748	3,384
	KBR Inc.	90,099	3,378
	Vail Resorts Inc.	26,413	3,359
*	Grand Canyon Education Inc.	19,820	3,351
*	Champion Homes Inc.	43,582	3,322
*	OSI Systems Inc.	11,570	3,320
*	Axcelis Technologies Inc.	23,822	3,314

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	SentinelOne Inc. Class A	233,652	3,309
	ServisFirst Bancshares Inc.	41,446	3,300
*	Texas Capital Bancshares Inc.	32,720	3,295
	Herc Holdings Inc.	25,923	3,290
*	Duolingo Inc.	29,872	3,289
*	Bright Horizons Family Solutions Inc.	40,421	3,279
	PVH Corp.	35,823	3,276
	Belden Inc.	29,105	3,274
	Chemours Co.	121,364	3,271
*	Amentum Holdings Inc.	124,496	3,266
	Meritage Homes Corp.	48,463	3,263
*	Stride Inc.	33,552	3,260
*	Rhythm Pharmaceuticals Inc.	40,037	3,257
*	Globalstar Inc.	39,435	3,246
	Science Applications International Corp.	33,355	3,228
	NewMarket Corp.	4,756	3,213
*	UiPath Inc. Class A	311,195	3,205
*	Valvoline Inc.	96,366	3,202
	Mueller Water Products Inc. Class A	114,658	3,198
	Lazard Inc.	65,468	3,175
	Eastern Bankshares Inc.	156,141	3,159
*	Mercury Systems Inc.	39,999	3,156
*	Plug Power Inc.	1,008,297	3,156
	BGC Group Inc. Class A	280,493	3,150
	Brink's Co.	29,472	3,146
*	Impinj Inc.	21,678	3,142
	Patterson-UTI Energy Inc.	256,708	3,137
	Group 1 Automotive Inc.	8,762	3,127
*	Envista Holdings Corp.	120,565	3,127
*,1	Wix.com Ltd.	41,712	3,115
*	ServiceTitan Inc. Class A	52,224	3,105
	MSC Industrial Direct Co. Inc. Class A	30,311	3,100
	RLI Corp.	59,845	3,098
	Kulicke & Soffa Industries Inc.	36,214	3,096
*	IRhythm Holdings Inc.	23,935	3,091
	Bath & Body Works Inc.	158,907	3,089
	Apollo Commercial Real Estate Finance Inc.	282,075	3,086
	WillScot Holdings Corp.	136,292	3,086
*	Scholar Rock Holding Corp.	66,157	3,084
	Thor Industries Inc.	38,997	3,082
	Flagstar Bank NA	220,604	3,082
	Kontoor Brands Inc.	41,981	3,080
	Cousins Properties Inc.	119,904	3,071
*	Life Time Group Holdings Inc.	114,396	3,067
*	Shake Shack Inc. Class A	29,914	3,065
	Universal Display Corp.	34,850	3,035
*	Cavco Industries Inc.	5,968	3,026
	Westlake Corp.	26,135	3,013
	Virtu Financial Inc. Class A	60,610	3,010
*	RadNet Inc.	53,039	2,999
	Franklin Electric Co. Inc.	29,810	2,987
*	Sphere Entertainment Co.	20,962	2,986
	H&R Block Inc.	94,075	2,985
*	Merit Medical Systems Inc.	43,777	2,985
	Campbell's Co.	143,339	2,980
*	Trex Co. Inc.	75,858	2,974
*	Covista Inc.	25,773	2,970
*	Asbury Automotive Group Inc.	14,564	2,967
	Ryan Specialty Holdings Inc.	85,131	2,960
*	Oscar Health Inc. Class A	159,937	2,952
*	Abercrombie & Fitch Co. Class A	34,575	2,951
	Bread Financial Holdings Inc.	34,796	2,950
*	Liberty Broadband Corp. Class C	76,488	2,944
*	Zeta Global Holdings Corp. Class A	159,581	2,939
	Power Integrations Inc.	40,333	2,933
	First Financial Bankshares Inc.	90,858	2,932
	Travel & Leisure Co.	45,271	2,927
*	Tri Pointe Homes Inc.	62,323	2,922
	AZZ Inc.	20,346	2,910
	Materion Corp.	15,805	2,905

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Brown-Forman Corp. Class B	112,488	2,899
	Hamilton Lane Inc. Class A	31,513	2,899
	PriceSmart Inc.	18,471	2,898
	EPR Properties	51,461	2,872
*	Remitly Global Inc.	131,173	2,871
*	Itron Inc.	34,128	2,860
	Tanger Inc.	76,936	2,853
	StepStone Group Inc. Class A	53,707	2,841
*	e.l.f. Beauty Inc.	44,403	2,840
	Iridium Communications Inc.	72,492	2,832
*	Oceaneering International Inc.	75,302	2,827
*	Victoria's Secret & Co.	54,403	2,820
	Cabot Corp.	36,569	2,814
	UniFirst Corp.	11,015	2,814
	Cactus Inc. Class A	50,393	2,808
	Morningstar Inc.	16,572	2,796
*	Brighthouse Financial Inc.	44,629	2,779
	Academy Sports & Outdoors Inc.	50,646	2,777
*	Crinetics Pharmaceuticals Inc.	71,595	2,776
	Organon & Co.	208,680	2,765
	PBF Energy Inc. Class A	63,725	2,763
	Scorpio Tankers Inc.	33,894	2,757
*	Lemonade Inc.	48,657	2,756
	Helmerich & Payne Inc.	68,206	2,754
*	Karman Holdings Inc.	40,469	2,751
*	Atlanta Braves Holdings Inc. Class C	55,605	2,747
	Bruker Corp.	74,813	2,746
	Vishay Intertechnology Inc.	94,774	2,746
*	Sotera Health Co.	175,978	2,738
	WSFS Financial Corp.	37,928	2,730
*	Laureate Education Inc.	90,430	2,721
*	Archer Aviation Inc. Class A	471,646	2,707
	Adeia Inc.	84,768	2,700
	Badger Meter Inc.	22,320	2,699
	First BanCorp (XNYS)	110,779	2,690
	Broadstone Net Lease Inc.	135,645	2,686
	ADT Inc.	356,442	2,684
*	Appfolio Inc. Class A	16,034	2,679
	Dolby Laboratories Inc. Class A	41,768	2,679
	CVB Financial Corp.	131,364	2,676
	International Bancshares Corp.	37,246	2,672
	Maximus Inc.	40,577	2,663
*	Viking Therapeutics Inc.	84,821	2,645
	Kilroy Realty Corp.	79,493	2,644
*	LivaNova plc	43,739	2,629
*	Twist Bioscience Corp.	44,956	2,628
	Victory Capital Holdings Inc. Class A	33,476	2,628
	U-Haul Holding Co.	55,116	2,628
*	Global-e Online Ltd.	83,690	2,625
	Advance Auto Parts Inc.	43,999	2,618
*	Synaptics Inc.	27,901	2,611
	Assured Guaranty Ltd.	31,836	2,607
*	QuantumScape Corp.	357,560	2,607
	Silgan Holdings Inc.	64,261	2,606
	Independence Realty Trust Inc.	158,452	2,584
[1]	Whirlpool Corp.	46,038	2,581
	Aura Minerals Inc.	30,438	2,580
*	RXO Inc.	128,737	2,571
	Signet Jewelers Ltd.	28,863	2,570
	National Health Investors Inc.	33,344	2,564
*	Palomar Holdings Inc.	21,301	2,564
	Americold Realty Trust Inc.	209,581	2,563
*	Cleanspark Inc.	204,373	2,561
	Griffon Corp.	28,039	2,556
*	Century Aluminum Co.	42,971	2,554
*	TransMedics Group Inc.	25,238	2,544
	Pegasystems Inc.	69,581	2,543
	Graham Holdings Co. Class B	2,254	2,530
	Cathay General Bancorp	45,013	2,522
	Renasant Corp.	63,178	2,520

Total World Stock Index Fund
		Shares	Market Value• ($000)
	ZIM Integrated Shipping Services Ltd.	95,270	2,519
	Independent Bank Corp. (XNGS)	32,241	2,514
*	Genworth Financial Inc.	285,764	2,512
	Leonardo DRS Inc.	61,800	2,511
	Polaris Inc.	37,772	2,503
*	NCR Atleos Corp.	56,359	2,501
	Kadant Inc.	8,521	2,498
*	Option Care Health Inc.	122,312	2,487
	Peabody Energy Corp.	92,612	2,469
*	Qualys Inc.	28,337	2,463
	COPT Defense Properties	78,670	2,458
*	Freshpet Inc.	36,404	2,453
*	MakeMyTrip Ltd.	51,928	2,452
	BankUnited Inc.	52,222	2,427
	Cal-Maine Foods Inc.	31,265	2,416
	Cinemark Holdings Inc.	81,775	2,414
	HB Fuller Co.	39,804	2,409
	PJT Partners Inc. Class A	15,751	2,406
*,1	Avis Budget Group Inc.	13,290	2,401
*	CCC Intelligent Solutions Holdings Inc.	457,754	2,399
*,1	SoundHound AI Inc. Class A	300,770	2,394
	Otter Tail Corp.	26,721	2,385
*	Seadrill Ltd.	48,005	2,385
	Olin Corp.	83,613	2,381
	Avient Corp.	64,015	2,374
*	M/I Homes Inc.	18,039	2,372
	Kennametal Inc.	61,059	2,364
*	Doximity Inc. Class A	96,543	2,360
*	OPENLANE Inc.	75,045	2,359
	KB Home	44,279	2,346
*	Box Inc. Class A	96,846	2,344
	Patrick Industries Inc.	25,167	2,341
	Clearway Energy Inc. Class C	57,946	2,339
*	BILL Holdings Inc.	61,156	2,324
	Exponent Inc.	34,629	2,316
*	Kyndryl Holdings Inc.	166,865	2,306
*,1	Shift4 Payments Inc. Class A	51,983	2,302
*	Beam Therapeutics Inc.	75,717	2,296
*	Cushman & Wakefield Ltd.	163,491	2,295
	Standex International Corp.	8,384	2,289
	Korn Ferry	34,444	2,288
*	YETI Holdings Inc.	57,957	2,287
*	IPG Photonics Corp.	19,215	2,285
	RingCentral Inc. Class A	56,517	2,273
	Visteon Corp.	20,238	2,261
*	Gitlab Inc. Class A	101,886	2,256
*	Dorman Products Inc.	19,829	2,231
	Community Financial System Inc.	35,175	2,229
*	Tenable Holdings Inc.	106,624	2,227
*	Varonis Systems Inc.	84,054	2,211
*	Q2 Holdings Inc.	43,439	2,205
	First Financial Bancorp	72,788	2,204
*	Sunrun Inc.	171,641	2,185
	ArcBest Corp.	17,086	2,180
*	Euronet Worldwide Inc.	30,058	2,176
*	Liberty Global Ltd. Class C	191,695	2,174
	Bank of Hawaii Corp.	27,311	2,171
	WesBanco Inc.	62,886	2,162
	LXP Industrial Trust	42,444	2,161
*,1	Life360 Inc.	49,588	2,137
*	Monday.com Ltd.	32,435	2,136
	First Interstate BancSystem Inc. Class A	60,107	2,133
*	Integer Holdings Corp.	24,001	2,124
*	IAC Inc.	47,633	2,123
*	Cargurus Inc.	58,027	2,116
*	Haemonetics Corp.	35,144	2,112
	WD-40 Co.	10,051	2,110
	StoneCo. Ltd. Class A	191,975	2,108
	SL Green Realty Corp.	49,667	2,106
	BOK Financial Corp.	15,734	2,105

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	NMI Holdings Inc.	54,345	2,104
*	Supernus Pharmaceuticals Inc.	43,683	2,097
*	Parsons Corp.	41,469	2,090
	Urban Edge Properties	95,105	2,085
*	Hayward Holdings Inc.	138,802	2,083
	Benchmark Electronics Inc.	25,350	2,080
	Penske Automotive Group Inc.	12,014	2,061
	Acushnet Holdings Corp.	21,196	2,052
	WaFd Inc.	57,751	2,044
*	Ambarella Inc.	29,647	2,040
*	ICU Medical Inc.	17,035	2,031
	Harley-Davidson Inc.	84,786	2,026
*	ACADIA Pharmaceuticals Inc.	90,211	2,025
*	Versigent plc	57,864	2,024
*	Denali Therapeutics Inc.	108,087	2,023
	American Eagle Outfitters Inc.	116,094	2,022
*	Ingevity Corp.	26,451	2,015
*	Privia Health Group Inc.	81,087	2,015
	Provident Financial Services Inc.	88,784	2,014
	MGE Energy Inc.	25,064	2,011
	DigitalBridge Group Inc.	129,060	2,008
	Robert Half Inc.	75,433	2,007
	Choice Hotels International Inc.	20,201	2,002
	Delek US Holdings Inc.	42,917	2,000
*	Extreme Networks Inc.	90,357	1,996
	Boise Cascade Co.	25,040	1,985
	Blackstone Mortgage Trust Inc. Class A	104,472	1,984
	Chesapeake Utilities Corp.	15,710	1,981
	Western Union Co.	217,868	1,980
*	Hilton Grand Vacations Inc.	42,059	1,976
	Cheesecake Factory Inc.	31,290	1,967
	Scotts Miracle-Gro Co.	31,320	1,964
	Trustmark Corp.	44,248	1,963
*	Calix Inc.	45,018	1,961
	Graphic Packaging Holding Co.	205,015	1,954
*	Prestige Consumer Healthcare Inc.	34,672	1,953
	National Storage Affiliates Trust	45,836	1,951
	LCI Industries	16,348	1,949
*	Knowles Corp.	62,430	1,947
*	Upstart Holdings Inc.	61,628	1,946
*	Workiva Inc.	36,358	1,944
	Kaiser Aluminum Corp.	11,402	1,943
	Steven Madden Ltd.	51,719	1,943
*	10X Genomics Inc. Class A	87,224	1,923
*	Summit Therapeutics Inc. (XNMS)	89,491	1,920
*,1	Freedom Holding Corp.	12,805	1,919
	Curbline Properties Corp.	69,278	1,912
	Northern Oil & Gas Inc.	70,326	1,910
*	Hawaiian Electric Industries Inc.	126,298	1,903
	HNI Corp.	51,960	1,899
	Apple Hospitality REIT Inc.	140,842	1,897
	PennyMac Financial Services Inc.	20,863	1,884
	Lineage Inc.	50,988	1,880
*	Veracyte Inc.	56,907	1,873
	First Merchants Corp.	46,206	1,869
	Acadia Realty Trust	86,400	1,868
*	Acadia Healthcare Co. Inc.	72,072	1,866
*	Madison Square Garden Entertainment Corp.	27,789	1,860
*	Verra Mobility Corp.	124,486	1,846
	California Water Service Group	43,627	1,843
	Atkore Inc.	23,561	1,841
*	Penn Entertainment Inc.	105,428	1,841
	Phinia Inc.	25,363	1,830
*	Rogers Corp.	13,445	1,825
	Red Rock Resorts Inc. Class A	33,683	1,818
	WisdomTree Inc.	106,922	1,818
	Trinity Industries Inc.	55,731	1,817
	Hub Group Inc. Class A	41,133	1,803
	Marzetti Co.	13,823	1,801
	McGrath RentCorp.	16,237	1,795

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Mercury General Corp.	18,447	1,795
	Towne Bank	50,253	1,787
*	Teradata Corp.	67,368	1,775
	Seacoast Banking Corp. of Florida	56,010	1,763
*	GEO Group Inc.	95,144	1,761
	Park National Corp.	10,222	1,760
	Huntsman Corp.	121,879	1,751
[1]	Medical Properties Trust Inc.	354,139	1,749
*	DNOW Inc.	129,595	1,748
*	Loar Holdings Inc.	30,975	1,738
*	ADMA Biologics Inc.	168,563	1,728
*	SiriusPoint Ltd.	73,767	1,727
	Highwoods Properties Inc.	70,999	1,726
	Ashland Inc.	32,374	1,724
	Star Bulk Carriers Corp.	68,611	1,724
	Newmark Group Inc. Class A	106,633	1,719
*	Waystar Holding Corp.	80,208	1,714
*,3	CyberArk Software Ltd.	38,083	1,714
	Four Corners Property Trust Inc.	66,210	1,693
*	Sarepta Therapeutics Inc.	80,332	1,677
	CSG Systems International Inc.	20,801	1,673
*	Ultragenyx Pharmaceutical Inc.	67,359	1,663
*	Immunovant Inc.	60,904	1,653
	St. Joe Co.	25,517	1,648
	DENTSPLY SIRONA Inc.	140,052	1,646
*	NetScout Systems Inc.	48,510	1,635
	Park Hotels & Resorts Inc.	142,378	1,633
	Marriott Vacations Worldwide Corp.	22,631	1,630
	Beacon Financial Corp.	57,031	1,627
*	Joby Aviation Inc.	176,808	1,625
	Northwest Natural Holding Co.	30,642	1,624
*	Capri Holdings Ltd.	83,184	1,623
*	BellRing Brands Inc.	90,009	1,602
	ABM Industries Inc.	39,082	1,595
	Werner Enterprises Inc.	43,129	1,590
*	Alpha Metallurgical Resources Inc.	8,491	1,583
*	BioCryst Pharmaceuticals Inc.	172,202	1,577
*	Credit Acceptance Corp.	3,122	1,576
	BancFirst Corp.	14,078	1,571
*	Peloton Interactive Inc. Class A	287,603	1,567
*	Callaway Golf Co.	102,138	1,563
	Banner Corp.	23,319	1,560
	Crane NXT Co.	34,549	1,544
	FMC Corp.	100,269	1,542
*	Huron Consulting Group Inc.	11,804	1,542
	Spectrum Brands Holdings Inc.	18,469	1,526
*	NuScale Power Corp.	120,817	1,505
	Bank of NT Butterfield & Son Ltd.	27,051	1,500
*	RH	11,294	1,490
*	SPS Commerce Inc.	26,512	1,488
*,1	Birkenstock Holding plc	38,239	1,481
*	Green Brick Partners Inc.	21,878	1,475
*	DXC Technology Co.	129,810	1,469
*	Insight Enterprises Inc.	19,998	1,458
*	CoreCivic Inc.	71,217	1,457
*	Alarm.com Holdings Inc.	32,769	1,455
	Minerals Technologies Inc.	20,186	1,452
	NBT Bancorp Inc.	32,981	1,441
	Kemper Corp.	42,483	1,431
	Artisan Partners Asset Management Inc. Class A	38,111	1,427
*	Goodyear Tire & Rubber Co.	200,182	1,417
	Super Group SGHC Ltd.	109,159	1,415
*	Omnicell Inc.	34,092	1,412
*	American Airlines Group Inc.	120,516	1,411
*	Ziff Davis Inc.	30,633	1,402
	Nelnet Inc. Class A	9,749	1,381
*	Braze Inc. Class A	61,482	1,354
*	LiveRamp Holdings Inc.	45,980	1,344
*	Boston Beer Co. Inc. Class A	5,658	1,341
	EVERTEC Inc.	45,423	1,341

Total World Stock Index Fund
		Shares	Market Value• ($000)
	DiamondRock Hospitality Co.	131,248	1,339
	PagSeguro Digital Ltd. Class A	133,665	1,339
	Innospec Inc.	17,505	1,335
	Cohen & Steers Inc.	18,903	1,329
*	nCino Inc.	75,851	1,326
*	Caris Life Sciences Inc.	69,672	1,324
*	Liberty Live Holdings Inc. Class A	14,501	1,323
*	ZoomInfo Technologies Inc.	211,023	1,319
*	Zillow Group Inc. Class A	29,535	1,318
*	Howard Hughes Holdings Inc.	21,150	1,317
	First Commonwealth Financial Corp.	71,480	1,316
*	Globant SA	31,835	1,313
	Enerpac Tool Group Corp.	37,385	1,312
	Stock Yards Bancorp Inc.	17,989	1,301
*	Inspire Medical Systems Inc.	23,081	1,296
[1]	H2O America	23,006	1,293
	Arbor Realty Trust Inc.	162,925	1,287
*	Six Flags Entertainment Corp.	68,361	1,284
	Strategic Education Inc.	16,344	1,281
	Newell Brands Inc.	313,103	1,277
*	Adient plc	60,347	1,270
*	Magnite Inc.	98,577	1,263
	Sunstone Hotel Investors Inc.	128,281	1,260
	Select Medical Holdings Corp.	76,414	1,254
*	Central Garden & Pet Co. Class A	37,302	1,252
	Horace Mann Educators Corp.	27,534	1,251
	Global Net Lease Inc.	129,977	1,243
	Quaker Chemical Corp.	9,135	1,241
*	Sonos Inc.	83,405	1,237
	Buckle Inc.	22,200	1,235
*	Sportradar Group AG Class A	94,380	1,232
*,1	Recursion Pharmaceuticals Inc. Class A	354,233	1,226
	Flowers Foods Inc.	134,019	1,214
*	U-Haul Holding Co. (XNYS)	23,541	1,209
*	Innoviva Inc.	52,609	1,209
	John Wiley & Sons Inc. Class A	29,537	1,209
	ARMOUR Residential REIT Inc.	68,942	1,209
	Clearway Energy Inc. Class A	29,849	1,207
	LTC Properties Inc.	31,456	1,202
*	Yelp Inc.	43,355	1,197
*	Flywire Corp.	87,737	1,185
	ManpowerGroup Inc.	39,062	1,182
	Dillard's Inc. Class A	2,055	1,170
	Getty Realty Corp.	35,330	1,170
*	CorVel Corp.	20,351	1,169
*	Under Armour Inc. Class C	192,569	1,169
*	Agilysys Inc.	18,123	1,161
	Albany International Corp. Class A	19,959	1,158
	Columbia Sportswear Co.	19,012	1,158
	Walker & Dunlop Inc.	22,975	1,157
	Innovative Industrial Properties Inc.	21,173	1,149
*	Freshworks Inc. Class A	140,534	1,147
*	IMAX Corp.	30,012	1,141
*	Cimpress plc	12,876	1,139
	Perrigo Co. plc	95,841	1,135
*	Triumph Financial Inc.	16,697	1,130
*	Marqeta Inc. Class A	259,878	1,128
*	BlackLine Inc.	35,997	1,125
	World Kinect Corp.	41,572	1,121
	Tennant Co.	13,482	1,120
	S&T Bancorp Inc.	25,350	1,119
*	Novocure Ltd.	73,547	1,119
	Douglas Emmett Inc.	102,561	1,109
	Pebblebrook Hotel Trust	78,434	1,102
*	Agios Pharmaceuticals Inc.	39,017	1,092
	Century Communities Inc.	19,388	1,086
*	Trump Media & Technology Group Corp.	118,249	1,082
	Worthington Enterprises Inc.	19,926	1,081
	Interparfums Inc.	11,785	1,075
*	Progress Software Corp.	37,976	1,058

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Greif Inc. Class A	16,180	1,056
	La-Z-Boy Inc.	30,359	1,055
	Xenia Hotels & Resorts Inc.	64,863	1,055
*	DoubleVerify Holdings Inc.	94,392	1,040
*,1	Enovix Corp.	155,417	1,037
	Sylvamo Corp.	24,215	1,035
*	PACS Group Inc.	30,811	1,034
*	Progyny Inc.	55,431	1,030
*	CBIZ Inc.	33,428	1,020
*	Blackbaud Inc.	26,958	1,002
*	Tandem Diabetes Care Inc.	51,157	999
*	Harmony Biosciences Holdings Inc.	31,836	995
	Greenbrier Cos. Inc.	19,966	981
	Live Oak Bancshares Inc.	26,043	979
*	AtriCure Inc.	34,613	973
*	Sezzle Inc.	12,221	973
*	AdaptHealth Corp.	74,138	972
	Pilgrim's Pride Corp.	29,301	970
*	Five9 Inc.	56,052	964
	Veris Residential Inc.	50,610	960
	Leggett & Platt Inc.	87,717	953
	Hope Bancorp Inc.	76,065	947
*	TripAdvisor Inc.	84,767	943
	Hilltop Holdings Inc.	24,955	940
*	O-I Glass Inc.	103,041	939
*	Figure Technology Solutions Inc. Class A	26,659	936
	TriNet Group Inc.	20,420	935
	Schneider National Inc. Class B	29,984	932
*	Procept Biorobotics Corp.	38,692	930
	1st Source Corp.	12,637	929
*	Payoneer Global Inc.	183,485	914
*,1	Bullish	23,986	905
*	Upwork Inc.	86,964	900
*	LifeStance Health Group Inc.	117,433	889
	Intercorp Financial Services Inc.	19,795	882
*	Enovis Corp.	37,608	882
*	Intapp Inc.	39,202	880
	Fresh Del Monte Produce Inc.	20,959	878
	Dlocal Ltd.	63,001	874
*	Liberty Broadband Corp. Class A	22,687	872
	Brightstar Lottery plc	66,417	872
*	Comstock Resources Inc.	49,770	867
*	Liberty Media Corp.-Liberty Formula One Class A	10,897	863
	Tecnoglass Inc.	20,014	862
	Lindsay Corp.	7,683	860
	Insperity Inc.	24,074	856
	Enact Holdings Inc.	19,779	845
*	Gibraltar Industries Inc.	21,478	838
	Universal Corp.	15,649	838
	J & J Snack Foods Corp.	9,441	833
	TriMas Corp.	22,469	832
	Matson Inc.	4,666	814
	Brown-Forman Corp. Class A	30,916	812
*	Simply Good Foods Co.	60,532	809
*	Masterbrand Inc.	90,006	808
*	Alaska Air Group Inc.	20,646	807
	Papa John's International Inc.	22,301	807
	Energizer Holdings Inc.	41,068	804
	United States Lime & Minerals Inc.	7,439	801
	Worthington Steel Inc.	20,788	799
	Ladder Capital Corp.	77,583	798
*	FLEX LNG Ltd.	24,599	798
	Nomad Foods Ltd.	81,833	795
	MillerKnoll Inc.	49,351	794
	Wendy's Co.	112,121	780
*	C3.ai Inc. Class A	88,158	778
*	Alkami Technology Inc.	48,728	769
	Ormat Technologies Inc.	6,810	766
*	CVR Energy Inc.	22,999	762
	F&G Annuities & Life Inc.	26,297	753

Total World Stock Index Fund
		Shares	Market Value• ($000)
	CONMED Corp.	20,172	740
*	United Parks & Resorts Inc.	20,717	730
	Concentrix Corp.	30,034	715
	Reynolds Consumer Products Inc.	33,742	708
*	Surgery Partners Inc.	50,336	706
*	NCR Voyix Corp.	101,250	698
*	Clarivate plc	242,192	695
*	Azenta Inc.	27,232	669
	Weis Markets Inc.	9,412	661
*	Everforth Inc.	30,879	652
*,1	Hertz Global Holdings Inc.	100,234	637
*	Coty Inc. Class A	253,947	625
*	QuidelOrtho Corp.	49,070	604
	CNA Financial Corp.	12,477	602
*	Trupanion Inc.	24,156	580
*	Certara Inc.	93,017	570
*,1	Lucid Group Inc.	89,081	567
*	Appian Corp. Class A	26,926	560
*	Liberty Latin America Ltd. Class C	65,619	545
*	Under Armour Inc. Class A	86,291	543
[3]	Sempra Energy	5,597	540
*	Chime Financial Inc. Class A	24,253	530
*	Driven Brands Holdings Inc.	37,898	514
*	Legalzoom.com Inc.	79,666	514
	Navient Corp.	51,355	475
*	SailPoint Inc.	41,507	474
*	National Beverage Corp.	13,663	468
*,2	Life360 Inc. GDR	31,141	462
	eXp World Holdings Inc.	65,677	409
	TFS Financial Corp.	26,397	397
*	Mister Car Wash Inc.	55,650	394
*	Liberty Latin America Ltd. Class A	46,654	379
*	Asana Inc. Class A	59,728	377
*,3	NH Health	201,000	363
*	Columbia Financial Inc.	16,116	310
	Ardagh Metal Packaging SA	76,458	294
*	Liberty Global Ltd. Class A	24,307	281
*	JetBlue Airways Corp.	52,977	247
*	N-able Inc.	40,920	212
*	Atlanta Braves Holdings Inc. Class A	3,936	208
*	Atrium Therapeutics Inc.	8,760	112
*,3	Hologic Inc.	170,622	2
	Lennar Corp. Class B	16	1
*,3	OmniAb Inc. 12.5 Earnout	2,716	—
*,3	OmniAb Inc. 15 Earnout	2,716	—
			55,160,945
Total Common Stocks (Cost $53,822,194)			89,332,804
Preferred Stocks (0.3%)
	Samsung Electronics Co. Ltd. Preference Shares	651,123	70,278
	Itau Unibanco Holding SA Preference Shares	3,626,485	31,631
	Petroleo Brasileiro SA - Petrobras Preference Shares	3,178,158	31,500
	Volkswagen AG Preference Shares	170,469	17,287
	Itausa SA Preference Shares	4,442,197	12,487
	Banco Bradesco SA Preference Shares	3,059,958	11,939
	Henkel AG & Co. KGaA Preference Shares	140,403	10,217
*	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	97,730	8,988
*	Telecom Italia SpA Preference Shares	4,930,204	4,552
	Hyundai Motor Co. Preference Shares (XKRX)	26,768	4,513
*	Axia Energia SA Preference Shares Class C	325,390	3,939
	Bayerische Motoren Werke AG Preference Shares	37,408	3,414
	Gerdau SA Preference Shares	747,014	3,411
	Hyundai Motor Co. Preference Shares	19,398	3,279
	Cia Energetica de Minas Gerais Preference Shares	1,133,164	2,870
	Axia Energia SA Preference Shares Class B	204,773	2,839
	Mirae Asset Securities Co. Ltd. Preference Shares (XKRX)	136,357	1,814
	FUCHS SE Preference Shares	36,939	1,740
	Grifols SA Preference Shares Class B (XMAD)	188,450	1,565
	Embotelladora Andina SA Preference Shares Class B	324,856	1,514

Total World Stock Index Fund
		Shares	Market Value• ($000)
	LG Chem Ltd. Preference Shares	10,728	1,361
	Danieli & C Officine Meccaniche SpA Preference Shares	23,535	1,324
	Grupo De Inversiones Suramericana SA Preference Shares	115,812	1,288
	Isa Energia Brasil SA Preference Shares	212,242	1,265
*	Samsung SDI Co. Ltd. Preference Shares	5,222	1,251
	Metalurgica Gerdau SA Preference Shares	616,384	1,236
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares (XKRX)	4,488	1,131
	Bradespar SA Preference Shares	220,959	1,024
	Doosan Co. Ltd. Preference Shares	2,040	906
	Hanwha Corp. Preference Shares	26,793	900
	Marcopolo SA Preference Shares	560,637	734
	Draegerwerk AG & Co. KGaA Preference Shares	6,481	685
	Sixt SE Preference Shares	9,946	684
	KSB SE & Co. KGaA Preference Shares	480	537
	Unipar Carbocloro SA Preference Shares Class B	42,009	531
	Cia de Saneamento do Parana Preference Shares	328,900	523
	Daishin Securities Co. Ltd. Preference Shares	31,405	504
	LG Electronics Inc. Preference Shares	11,659	477
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	267,071	447
	CJ CheilJedang Corp. Preference Shares	4,387	412
	Banco ABC Brasil SA Preference Shares	73,348	371
	Korea Investment Holdings Co. Ltd. Preference Shares	3,152	368
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	115,998	366
	Alpargatas SA Preference Shares	146,361	355
*	Braskem SA Preference Shares Class A	181,680	336
	Amorepacific Corp. Preference Shares (XKRX)	10,116	333
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	208,300	324
	Grupo Cibest SA Preference Shares	14,574	250
	Localiza Rent a Car SA Preference Shares	24,006	214
	LG H&H Co. Ltd. Preference Shares	2,662	205
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes Preference Shares	37,025	160
	Randoncorp SA Preference Shares	124,764	134
	Corem Property Group AB Preference Shares	4,687	123
*	Raizen SA Preference Shares	614,403	58
*	TVS Motor Co. Ltd. Preference Shares	289,383	31
	Klabin SA Preference Shares	2	—
Total Preferred Stocks (Cost $170,803)			250,625
Rights (0.0%)
*	SKC Co. Ltd. Exp. 5/15/2026	4,939	157
*	Sharjah Islamic Bank Exp. 5/8/2026	357,101	39
*	FII BTLG Exp. 5/12/2026	14,949	1
*,3	Parque Arauco SA Exp. 6/2/2026	45,928	—
*	Fii UBS Br Receb Imob Exp. 10/20/2026	5,957	—
Total Rights (Cost $—)			197
Warrants (0.0%)
*,1,3	Webuild SpA Exp. 8/2/2030	12,600	13
*	Berjaya Corp. Bhd. Exp. 1/6/2031 (XKLS)	393,579	5
*	VGI PCL Exp. 5/23/2027 (XBKK)	722,382	1
*	Malaysian Resources Corp. Bhd. Exp. 10/29/2027	95,161	—
*,3	BTS Group Holdings PCL Exp. 11/20/2026	44,400	—
*,3	Constellation Software Inc. Exp. 3/31/2040	10,339	—
Total Warrants (Cost $—)			19

Total World Stock Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[4,5]	Vanguard Market Liquidity Fund, 3.685% (Cost $876,508)	8,766,117	876,524
Total Investments (100.3%) (Cost $54,869,505)			90,460,169
Other Assets and Liabilities—Net (-0.3%)			(253,339)
Net Assets (100%)			90,206,830
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $416,049.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $746,242, representing 0.8% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $439,884 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2026	255	35,799	2,675
E-mini S&P 500 Index	June 2026	861	311,844	18,149
MSCI EAFE Index	June 2026	859	130,830	3,429
MSCI Emerging Markets Index	June 2026	830	67,819	4,624
S&P TSX 60 Index	June 2026	73	21,327	489
				29,366

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	6/17/2026	CAD	4,787	USD	3,548	—	(17)
BNP Paribas	6/17/2026	INR	1,704,332	USD	18,373	—	(518)
Citibank, N.A.	6/17/2026	INR	939,315	USD	10,112	—	(271)
JPMorgan Chase Bank, N.A.	6/17/2026	INR	848,602	USD	9,132	—	(241)
Toronto-Dominion Bank	6/17/2026	INR	162,546	USD	1,754	—	(51)
HSBC Bank plc	6/17/2026	INR	74,588	USD	802	—	(21)
BNP Paribas	6/17/2026	USD	3,204	AUD	4,470	—	(11)
State Street Bank & Trust Co.	6/17/2026	USD	3,216	BRL	17,025	—	(181)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	15,853	CHF	12,172	193	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	3,840	DKK	24,524	—	(23)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	6,359	EUR	5,441	—	(41)
State Street Bank & Trust Co.	6/17/2026	USD	13,013	GBP	9,833	—	(366)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	4,133	GBP	3,070	—	(44)
State Street Bank & Trust Co.	6/17/2026	USD	3,376	HKD	26,298	12	—
State Street Bank & Trust Co.	6/17/2026	USD	20,481	JPY	3,257,261	—	(409)
UBS AG	6/17/2026	USD	14,076	JPY	2,239,367	—	(286)
Royal Bank of Canada	6/17/2026	USD	9,382	JPY	1,492,911	—	(193)

Total World Stock Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
HSBC Bank plc	6/17/2026	USD	7,040	JPY	1,119,683	—	(141)
Deutsche Bank AG	6/17/2026	USD	7,003	JPY	1,095,217	—	(22)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	5,935	JPY	942,494	—	(110)
Bank of Montreal	6/17/2026	USD	2,347	JPY	373,228	—	(47)
BNP Paribas	6/17/2026	USD	6,289	KRW	9,229,921	16	—
Goldman Sachs International	6/17/2026	USD	2,715	TWD	86,328	—	(13)
						221	(3,006)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	6,994	(4.490)	—	(72)
Citigroup Inc.	8/31/2027	BANA	9,463	(4.380)	—	(88)
Elevance Health Inc.	1/29/2027	JPMC	1,593	(3.910)	137	—
Global Payments Inc.	8/31/2026	BANA	554	(4.348)	29	—
Goldman Sachs Group Inc.	8/31/2027	BANA	10,733	(4.459)	—	(165)
JPMorgan Chase & Co.	8/31/2027	BANA	44,937	(4.433)	214	—
PayPal Holdings Inc.	8/31/2026	BANA	3,228	(4.415)	23	—
Raymond James Financial Inc.	2/1/2027	CITNA	622	(4.140)	21	—
VICI Properties Inc.	8/31/2026	BANA	1,801	(4.335)	48	—
					472	(325)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $53,992,997)	89,583,645
Affiliated Issuers (Cost $876,508)	876,524
Total Investments in Securities	90,460,169
Investment in Vanguard	1,894
Cash	4,188
Cash Collateral Pledged—Futures Contracts	30,407
Cash Collateral Pledged—Foward Currency Contracts and Over-the-Counter Swap Contracts	1,810
Foreign Currency, at Value (Cost $42,967)	44,834
Receivables for Investment Securities Sold	3,983
Receivables for Accrued Income	141,449
Receivables for Capital Shares Issued	46,655
Variation Margin Receivable—Futures Contracts	8,297
Unrealized Appreciation—Forward Currency Contracts	221
Unrealized Appreciation—Over-the-Counter Swap Contracts	472
Total Assets	90,744,379
Liabilities
Payables for Investment Securities Purchased	23,562
Collateral for Securities on Loan	439,884
Payables for Capital Shares Redeemed	9,039
Payables to Vanguard	2,751
Unrealized Depreciation—Forward Currency Contracts	3,006
Unrealized Depreciation—Over-the-Counter Swap Contracts	325
Deferred Foreign Capital Gains Taxes	58,982
Total Liabilities	537,549
Net Assets	90,206,830
1 Includes $416,049 of securities on loan.
At April 30, 2026, net assets consisted of:

Paid-in Capital	56,784,083
Total Distributable Earnings (Loss)	33,422,747
Net Assets	90,206,830

ETF Shares—Net Assets
Applicable to 475,259,086 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	71,794,528
Net Asset Value Per Share—ETF Shares	$151.06

Admiral™ Shares—Net Assets
Applicable to 220,074,752 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,777,632
Net Asset Value Per Share—Admiral Shares	$53.52

Institutional Shares—Net Assets
Applicable to 21,505,387 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,634,670
Net Asset Value Per Share—Institutional Shares	$308.51

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends[1]	646,119
Interest[2]	9,627
Securities Lending—Net	5,138
Total Income	660,884
Expenses
The Vanguard Group—Note C
Investment Advisory Services	2,776
Management and Administrative—ETF Shares	13,820
Management and Administrative—Admiral Shares	4,036
Management and Administrative—Institutional Shares	1,746
Marketing and Distribution—ETF Shares	1,047
Marketing and Distribution—Admiral Shares	288
Marketing and Distribution—Institutional Shares	105
Custodian Fees	1,228
Shareholders’ Reports—ETF Shares	361
Shareholders’ Reports—Admiral Shares	37
Shareholders’ Reports—Institutional Shares	9
Trustees’ Fees and Expenses	21
Other Expenses	32
Total Expenses	25,506
Net Investment Income	635,378
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(170,014)
Futures Contracts	12,667
Swap Contracts	(3,088)
Forward Currency Contracts	595
Foreign Currencies	(1,669)
Realized Net Gain (Loss)	(161,509)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	6,390,418
Futures Contracts	20,208
Swap Contracts	147
Forward Currency Contracts	(4,520)
Foreign Currencies	4,889
Change in Unrealized Appreciation (Depreciation)	6,411,142
Net Increase (Decrease) in Net Assets Resulting from Operations	6,885,011
1	Dividends are net of foreign withholding taxes of $43,126.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $8,694, ($26), and ($59), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $70.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($11,216).

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	635,378	1,085,181
Realized Net Gain (Loss)	(161,509)	148,587
Change in Unrealized Appreciation (Depreciation)	6,411,142	11,612,768
Net Increase (Decrease) in Net Assets Resulting from Operations	6,885,011	12,846,536
Distributions
ETF Shares	(615,844)	(856,335)
Admiral Shares	(107,039)	(159,799)
Institutional Shares	(60,724)	(96,647)
Total Distributions	(783,607)	(1,112,781)
Capital Share Transactions
ETF Shares	9,861,072	7,967,469
Admiral Shares	474,755	1,125,429
Institutional Shares	227,172	23,550
Net Increase (Decrease) from Capital Share Transactions	10,562,999	9,116,448
Total Increase (Decrease)	16,664,403	20,850,203
Net Assets
Beginning of Period	73,542,427	52,692,224
End of Period	90,206,830	73,542,427

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$140.44	$117.01	$90.39	$83.80	$106.94	$78.87
Investment Operations
Net Investment Income[1]	1.150	2.256	2.089	1.998	2.010	1.838
Net Realized and Unrealized Gain (Loss) on Investments	10.912	23.509	26.748	6.571	(23.107)	27.954
Total from Investment Operations	12.062	25.765	28.837	8.569	(21.097)	29.792
Distributions
Dividends from Net Investment Income	(1.442)	(2.335)	(2.217)	(1.979)	(2.043)	(1.722)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.442)	(2.335)	(2.217)	(1.979)	(2.043)	(1.722)
Net Asset Value, End of Period	$151.06	$140.44	$117.01	$90.39	$83.80	$106.94
Total Return	8.68%	22.32%	32.12%	10.22%	-19.91%	37.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$71,795	$57,106	$40,158	$27,389	$22,483	$25,166
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%[2]	0.07%[2]	0.07%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.81%	1.91%	2.16%	2.12%	1.84%
Portfolio Turnover Rate[3]	1%	3%	3%	4%	4%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$49.75	$41.45	$32.02	$29.69	$37.89	$27.94
Investment Operations
Net Investment Income[1]	.398	.788	.728	.699	.701	.644
Net Realized and Unrealized Gain (Loss) on Investments	3.876	8.327	9.476	2.322	(8.188)	9.908
Total from Investment Operations	4.274	9.115	10.204	3.021	(7.487)	10.552
Distributions
Dividends from Net Investment Income	(.504)	(.815)	(.774)	(.691)	(.713)	(.602)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.504)	(.815)	(.774)	(.691)	(.713)	(.602)
Net Asset Value, End of Period	$53.52	$49.75	$41.45	$32.02	$29.69	$37.89
Total Return[2]	8.68%	22.28%	32.09%	10.16%	-19.93%	37.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,778	$10,487	$7,603	$5,432	$4,624	$5,149
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	1.58%	1.78%	1.88%	2.13%	2.09%	1.82%
Portfolio Turnover Rate[4]	1%	3%	3%	4%	4%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$286.82	$238.96	$184.60	$171.14	$218.40	$161.08
Investment Operations
Net Investment Income[1]	2.325	4.576	4.239	4.053	4.097	3.694
Net Realized and Unrealized Gain (Loss) on Investments	22.296	48.026	54.626	13.428	(47.209)	57.129
Total from Investment Operations	24.621	52.602	58.865	17.481	(43.112)	60.823
Distributions
Dividends from Net Investment Income	(2.931)	(4.742)	(4.505)	(4.021)	(4.148)	(3.503)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.931)	(4.742)	(4.505)	(4.021)	(4.148)	(3.503)
Net Asset Value, End of Period	$308.51	$286.82	$238.96	$184.60	$171.14	$218.40
Total Return	8.67%	22.31%	32.11%	10.20%	-19.91%	37.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,635	$5,950	$4,931	$3,965	$4,134	$3,883
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%[2]	0.08%[2]	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	1.60%	1.80%	1.90%	2.15%	2.14%	1.83%
Portfolio Turnover Rate[3]	1%	3%	3%	4%	4%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Notes to Financial Statements
Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2026, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Total World Stock Index Fund
5.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.

Total World Stock Index Fund
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $1,894,000, representing less than 0.01% of the fund’s net assets and 0.76% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	58,502,908	74,883	2,619	58,580,410
Common Stocks—Other	165,076	30,575,526	11,792	30,752,394
Preferred Stocks	120,765	129,860	—	250,625
Rights	196	1	—	197
Warrants	6	—	13	19
Temporary Cash Investments	876,524	—	—	876,524
Total	59,665,475	30,780,270	14,424	90,460,169
Derivative Financial Instruments
Assets
Futures Contracts[1]	29,366	—	—	29,366
Forward Currency Contracts	—	221	—	221
Swap Contracts	—	472	—	472
Total	29,366	693	—	30,059
Liabilities
Forward Currency Contracts	—	(3,006)	—	(3,006)
Swap Contracts	—	(325)	—	(325)
Total	—	(3,331)	—	(3,331)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Total World Stock Index Fund
E.	At April 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	29,366	—	29,366
Unrealized Appreciation—Forward Currency Contracts	—	221	221
Unrealized Appreciation— Over-the-Counter Swap Contracts	472	—	472
Total Assets	29,838	221	30,059

Unrealized Depreciation—Forward Currency Contracts	—	(3,006)	(3,006)
Unrealized Depreciation— Over-the-Counter Swap Contracts	(325)	—	(325)
Total Liabilities	(325)	(3,006)	(3,331)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	12,667	—	12,667
Swap Contracts	(3,088)	—	(3,088)
Forward Currency Contracts	—	595	595
Realized Net Gain (Loss) on Derivatives	9,579	595	10,174
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	20,208	—	20,208
Swap Contracts	147	—	147
Forward Currency Contracts	—	(4,520)	(4,520)
Change in Unrealized Appreciation (Depreciation) on Derivatives	20,355	(4,520)	15,835
F.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	55,366,277
Gross Unrealized Appreciation	37,561,350
Gross Unrealized Depreciation	(2,440,877)
Net Unrealized Appreciation (Depreciation)	35,120,473
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $1,748,548,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2026, the fund purchased $3,068,331,000 of investment securities and sold $1,138,099,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $8,396,963,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2026, such purchases were $69,849,000 and sales were $36,568,000, resulting in net realized loss of $8,419,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Total World Stock Index Fund
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	9,861,072	68,649	8,693,613	69,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(726,144)	(6,000)
Net Increase (Decrease)—ETF Shares	9,861,072	68,649	7,967,469	63,400
Admiral Shares
Issued	1,463,313	28,822	3,178,369	75,330
Issued in Lieu of Cash Distributions	93,336	1,891	138,215	3,165
Redeemed	(1,081,894)	(21,406)	(2,191,155)	(51,152)
Net Increase (Decrease)—Admiral Shares	474,755	9,307	1,125,429	27,343
Institutional Shares
Issued	832,624	2,849	1,169,754	4,596
Issued in Lieu of Cash Distributions	55,643	195	89,073	355
Redeemed	(661,095)	(2,283)	(1,235,277)	(4,843)
Net Increase (Decrease)—Institutional Shares	227,172	761	23,550	108
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q6282 062026

Financial Statements
For the six-months ended April 30, 2026
Vanguard FTSE All-World ex-US Index Fund

Contents
Financial Statements	1

FTSE All-World ex-US Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.3%)
Australia (4.3%)
	Commonwealth Bank of Australia	3,864,063	486,704
	BHP Group Ltd.	11,334,523	448,613
	Westpac Banking Corp.	7,903,204	221,105
	National Australia Bank Ltd.	7,067,806	204,456
	ANZ Group Holdings Ltd.	6,963,605	184,964
	Wesfarmers Ltd.	2,606,439	138,460
	Macquarie Group Ltd.	790,941	135,878
	Woodside Energy Group Ltd.	4,377,983	104,667
	Rio Tinto Ltd.	853,333	104,524
	CSL Ltd.	1,117,611	100,876
	Goodman Group	4,583,058	99,295
	Transurban Group	7,142,355	72,386
	Woolworths Group Ltd.	2,809,499	69,761
	QBE Insurance Group Ltd.	3,491,539	56,555
	Fortescue Ltd.	3,660,640	52,761
	Brambles Ltd.	3,123,345	51,126
	Coles Group Ltd.	3,082,838	49,134
	Northern Star Resources Ltd.	3,191,613	48,922
	Aristocrat Leisure Ltd.	1,263,107	43,458
	Santos Ltd.	7,483,586	43,116
	Evolution Mining Ltd.	4,644,375	41,062
	Telstra Group Ltd.	9,113,736	35,002
	Origin Energy Ltd.	3,957,767	34,607
	Scentre Group	12,019,885	32,300
*	PLS Group Ltd.	7,163,146	31,872
	Suncorp Group Ltd.	2,500,007	31,111
	South32 Ltd.	10,368,730	30,728
*	Lynas Rare Earths Ltd.	2,063,125	29,268
	Insurance Australia Group Ltd.	5,214,178	28,355
*	James Hardie Industries plc GDR	1,302,759	27,794
	Computershare Ltd. (XASX)	1,215,201	26,697
	Washington H Soul Pattinson & Co. Ltd.	783,441	23,890
	Sigma Healthcare Ltd.	11,778,500	23,813
	BlueScope Steel Ltd.	1,009,856	21,953
	Medibank Pvt Ltd.	6,392,445	21,736
*	Xero Ltd.	369,736	21,714
	APA Group	2,883,372	21,539
	Lottery Corp. Ltd.	5,104,192	20,433
	ASX Ltd.	450,772	19,751
*	Mineral Resources Ltd.	387,928	18,260
*	NEXTDC Ltd.	1,744,727	18,110
	ALS Ltd.	1,151,997	17,988
	Orica Ltd.	1,089,731	16,621
	Stockland	5,598,478	16,419
	Vicinity Ltd.	8,980,770	16,331
	Charter Hall Group	1,088,621	16,031
	Sonic Healthcare Ltd.	1,083,676	15,506
	GPT Group	4,494,347	15,500
	CAR Group Ltd.	832,909	15,365
*	Light & Wonder Inc. GDR	180,600	15,135
	Qube Holdings Ltd.	3,983,875	14,506
	Ampol Ltd.	558,162	14,133
	JB Hi-Fi Ltd.	252,712	14,113
	Technology One Ltd.	680,124	14,014
	REA Group Ltd.	110,156	13,638
	WiseTech Global Ltd.	428,400	13,493
*	Sandfire Resources Ltd.	1,055,900	12,757
	SGH Ltd.	447,543	12,676
	Aurizon Holdings Ltd.	4,020,770	12,147
	Ramsay Health Care Ltd.	425,759	12,043
1

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Pro Medicus Ltd.	122,659	12,039
	Mirvac Group	9,237,960	11,413
	Dexus	2,477,007	11,174
	HUB24 Ltd.	179,921	11,010
	Whitehaven Coal Ltd.	1,777,802	10,864
	Ramelius Resources Ltd.	4,315,912	10,712
	Qantas Airways Ltd.	1,724,717	10,546
*	Genesis Minerals Ltd.	2,445,672	10,538
	Cochlear Ltd.	150,533	10,242
	Bendigo & Adelaide Bank Ltd.	1,288,799	9,963
	AGL Energy Ltd.	1,381,772	9,574
	Worley Ltd.	1,092,952	9,362
	Dyno Nobel Ltd.	3,864,525	9,176
*	IGO Ltd.	1,546,770	8,511
	Endeavour Group Ltd.	3,466,773	8,393
	Cleanaway Waste Management Ltd.	5,102,658	8,186
	a2 Milk Co. Ltd.	1,590,484	8,139
	Downer EDI Ltd.	1,505,696	8,091
	SEEK Ltd.	795,009	7,981
	Atlas Arteria Ltd.	2,221,539	7,698
	Steadfast Group Ltd.	2,418,659	7,439
	Challenger Ltd.	1,163,306	7,241
	Bank of Queensland Ltd.	1,473,061	7,151
*,1	Telix Pharmaceuticals Ltd.	574,212	6,315
	Ansell Ltd.	325,730	6,249
	AMP Ltd.	5,817,922	6,177
[1]	Reece Ltd.	596,332	5,945
	Iluka Resources Ltd.	982,135	5,843
	Sims Ltd.	369,933	5,591
	Treasury Wine Estates Ltd.	1,721,892	5,412
	Metcash Ltd.	2,449,457	4,823
	Netwealth Group Ltd.	278,644	4,786
	Yancoal Australia Ltd.	867,665	4,774
[1]	New Hope Corp. Ltd.	1,128,399	4,473
	Region Group	2,586,743	4,326
	Harvey Norman Holdings Ltd.	1,166,823	3,814
	Lendlease Corp. Ltd.	1,531,260	3,735
	TPG Telecom Ltd.	1,138,019	3,442
	Perpetual Ltd.	251,974	3,045
	Deterra Royalties Ltd.	965,575	2,908
[1]	Flight Centre Travel Group Ltd.	383,247	2,856
	Beach Energy Ltd.	3,358,117	2,853
	Magellan Financial Group Ltd.	365,638	2,711
	Orora Ltd.	2,613,355	2,495
	GQG Partners Inc. GDR	1,805,620	2,140
[1]	Domino's Pizza Enterprises Ltd.	140,921	1,690
			3,867,018
Austria (0.2%)
	Erste Group Bank AG	649,190	71,733
[2]	BAWAG Group AG	177,744	30,439
	OMV AG	332,530	23,473
	Raiffeisen Bank International AG	294,050	16,039
	ANDRITZ AG	152,135	12,927
[1]	Verbund AG	153,215	11,561
	Vienna Insurance Group AG Wiener Versicherung Gruppe	81,563	6,141
	Strabag SE Class BR	45,967	4,851
	Telekom Austria AG	159,099	1,809
			178,973
Belgium (0.6%)
	Anheuser-Busch InBev SA NV	2,196,459	165,968
*	Argenx SE	143,100	112,223
*	UCB SA	276,545	75,301
	KBC Group NV	522,565	69,552
	Ageas SA	422,560	33,114
*	Elia Group SA	102,034	16,921
	Groupe Bruxelles Lambert NV	181,027	16,911
	Ackermans & van Haaren NV	50,033	16,502
	Warehouses De Pauw CVA	442,971	11,643
	Lotus Bakeries NV	934	11,244
2

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Syensqo SA	161,997	10,747
	Financiere de Tubize SA	44,305	10,203
	D'ieteren Group	47,281	9,770
	Sofina SA	35,589	9,112
			569,211
Brazil (1.1%)
	Vale SA	8,299,325	136,059
	Petroleo Brasileiro SA - Petrobras	6,926,156	76,552
	Itau Unibanco Holding SA ADR	7,031,194	61,171
	B3 SA - Brasil Bolsa Balcao	12,188,393	44,379
	Cia de Saneamento Basico do Estado de Sao Paulo	5,444,031	36,445
	Banco BTG Pactual SA	2,837,775	34,007
	Axia Energia SA	2,664,065	33,383
	WEG SA	3,443,668	31,197
	Petroleo Brasileiro SA - Petrobras ADR	1,340,658	26,652
*	PRIO SA	1,878,614	25,195
	Embraer SA	1,583,358	24,634
	Banco Bradesco SA ADR	5,751,795	22,317
	Petroleo Brasileiro SA - Petrobras ADR (XNYS)	950,874	20,948
	Equatorial SA	2,449,774	20,937
	Ambev SA	7,078,534	20,742
	Localiza Rent a Car SA (BVMF)	1,960,006	18,172
	Vibra Energia SA	2,637,797	17,739
	Banco Do Brasil SA	3,948,339	17,709
[2]	Rede D'Or Sao Luiz SA	2,202,819	17,069
	Cia Paranaense de Energia - Copel	4,343,313	13,946
	Suzano SA	1,555,389	13,770
	Raia Drogasil SA	3,042,220	13,479
	Telefonica Brasil SA	1,558,203	12,351
*	Eneva SA	2,141,735	11,713
	Banco Bradesco SA	3,405,302	11,498
	Itau Unibanco Holding SA	1,186,910	10,439
	Energisa SA	951,326	10,148
	BB Seguridade Participacoes SA	1,467,251	10,039
	Ultrapar Participacoes SA	1,630,522	9,859
	TIM SA	1,757,600	9,140
	Rumo SA	2,815,853	8,945
	Motiva Infraestrutura de Mobilidade SA	2,741,839	8,859
[1]	Ambev SA ADR	2,998,971	8,757
	TOTVS SA	1,227,217	7,896
	Klabin SA	2,040,626	7,203
	Lojas Renner SA	2,284,670	6,275
	MBRF Global Foods Co. SA	1,750,939	6,163
	Gerdau SA ADR	1,292,667	5,908
	Engie Brasil Energia SA	809,894	5,775
	Banco Santander Brasil SA	922,653	5,411
	Caixa Seguridade Participacoes SA	1,380,400	5,043
	Allos SA	787,338	4,873
	Cia de Saneamento de Minas Gerais Copasa MG.	436,300	4,761
*	Cosan SA	4,535,271	4,616
	Sendas Distribuidora SA	2,574,370	4,601
	Multiplan Empreendimentos Imobiliarios SA	711,148	4,555
	Transmissora Alianca de Energia Eletrica SA	507,456	4,357
	Porto Seguro SA	423,624	4,260
*	Natura Cosmeticos SA	2,063,662	4,247
	CPFL Energia SA	429,600	4,245
	Smartfit Escola de Ginastica e Danca SA (BVMF)	1,207,572	4,212
	Brava Energia	945,500	3,653
	Hypera SA	748,478	3,405
	Alupar Investimento SA	486,472	3,389
	Cia de Saneamento do Parana	393,500	3,222
[2]	GPS Participacoes e Empreendimentos SA	1,004,784	3,060
	Cia Energetica de Minas Gerais ADR	980,613	2,471
*	Auren Energia SA	740,384	2,077
	Telefonica Brasil SA ADR	93,829	1,489
	M Dias Branco SA	254,086	1,205
	Sendas Distribuidora SA ADR	123,992	1,123
	Grupo Mateus SA	1,162,900	1,019
*	Cia Siderurgica Nacional SA	773,351	973
3

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	CSN Mineracao SA	1,007,800	950
*	Cia Siderurgica Nacional SA ADR	641,247	827
	Cia Paranaense de Energia - Copel ADR	61,744	795
	TIM SA ADR	21,923	569
	Cia Energetica de Minas Gerais	127,394	432
			963,310
Canada (7.9%)
	Royal Bank of Canada	3,235,163	581,870
	Toronto-Dominion Bank	3,883,330	418,337
*	Shopify Inc. Class A	2,831,300	343,670
	Enbridge Inc.	5,007,745	277,751
	Bank of Montreal	1,637,759	249,386
	Canadian Imperial Bank of Commerce	2,170,421	242,184
	Canadian Natural Resources Ltd.	4,722,326	225,417
	Bank of Nova Scotia	2,882,548	224,263
	Brookfield Corp.	4,889,959	220,855
	Agnico Eagle Mines Ltd.	1,152,815	216,780
	Suncor Energy Inc.	2,781,510	190,601
	Canadian Pacific Kansas City Ltd.	2,084,755	181,318
	TC Energy Corp.	2,399,054	160,861
	Manulife Financial Corp.	3,880,769	152,591
	Canadian National Railway Co.	1,258,818	141,391
	National Bank of Canada	905,070	136,618
	Wheaton Precious Metals Corp.	1,049,013	132,506
	Cameco Corp.	1,002,907	123,286
	Barrick Mining Corp. (XTSE)	2,822,562	110,899
*	Celestica Inc.	264,922	108,766
	Alimentation Couche-Tard Inc.	1,731,962	102,463
	Franco-Nevada Corp.	442,116	101,999
	Waste Connections Inc.	591,208	97,389
	Sun Life Financial Inc.	1,289,238	92,890
	Cenovus Energy Inc.	3,122,799	91,361
	Nutrien Ltd.	1,127,698	85,718
	Fairfax Financial Holdings Ltd.	49,138	85,035
	Kinross Gold Corp.	2,797,386	84,744
	Constellation Software Inc.	45,745	83,313
	Intact Financial Corp.	411,674	79,325
	Dollarama Inc.	612,326	78,257
	Power Corp. of Canada	1,233,067	68,791
	Fortis Inc. (XTSE)	1,164,890	66,617
	Teck Resources Ltd. Class B	1,111,380	64,882
	Restaurant Brands International Inc.	787,817	63,572
	Pembina Pipeline Corp.	1,341,710	62,455
	Loblaw Cos. Ltd.	1,287,476	59,353
	WSP Global Inc.	310,792	51,709
	Pan American Silver Corp.	959,482	50,208
	RB Global Inc.	428,422	44,761
*	Bombardier Inc. Class B	201,138	42,740
	Brookfield Asset Management Ltd. Class A (XTSE)	883,634	42,453
	Tourmaline Oil Corp.	848,599	41,107
	Lundin Mining Corp.	1,580,774	40,568
	Barrick Mining Corp.	1,025,962	40,263
	Imperial Oil Ltd.	299,420	40,109
	Magna International Inc.	614,621	39,117
*	First Quantum Minerals Ltd.	1,572,191	38,496
	Alamos Gold Inc. Class A	964,687	38,492
	Emera Inc.	696,645	37,167
	Whitecap Resources Inc.	2,805,183	33,104
	Great-West Lifeco Inc.	614,111	32,813
[2]	Hydro One Ltd.	735,101	31,583
	ARC Resources Ltd.	1,326,571	31,466
	Metro Inc.	449,018	30,101
	Thomson Reuters Corp.	312,197	29,865
	Toromont Industries Ltd.	187,299	29,125
	CGI Inc.	439,010	28,735
	iA Financial Corp. Inc.	213,021	27,416
	AltaGas Ltd.	713,657	26,747
	AtkinsRealis Group Inc.	383,748	26,480
	TMX Group Ltd.	638,242	26,031
4

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Gildan Activewear Inc. (XTSE)	417,279	25,897
	TFI International Inc.	180,578	25,838
	George Weston Ltd.	357,594	25,807
	GFL Environmental Inc.	603,047	24,196
	Stantec Inc.	263,153	24,034
	Equinox Gold Corp.	1,710,079	23,895
*	IAMGOLD Corp.	1,363,662	22,949
	Element Fleet Management Corp.	931,566	22,241
	First Majestic Silver Corp.	1,113,357	21,934
	Keyera Corp.	533,556	20,614
*	CAE Inc.	737,124	19,264
	BCE Inc.	720,966	17,133
	Saputo Inc.	560,257	16,964
	Canadian Tire Corp. Ltd. Class A	114,354	15,904
	Lundin Gold Inc.	228,458	15,354
	TELUS Corp.	1,197,274	14,993
*	Ivanhoe Mines Ltd. Class A	1,816,158	14,707
*	Descartes Systems Group Inc.	197,302	14,236
	Open Text Corp.	567,553	12,865
	FirstService Corp.	95,093	12,742
	IGM Financial Inc.	183,596	10,236
	Quebecor Inc. Class B	118,535	4,990
	Enbridge Inc. (XTSE)	30,400	1,685
*	Bombardier Inc. Class A	3,897	830
	GFL Environmental Inc. (XTSE)	8,664	348
			7,117,826
Chile (0.2%)
	Banco De Chile	103,301,765	19,365
	Latam Airlines Group SA	613,277,739	14,585
*	Sociedad Quimica y Minera de Chile SA ADR	132,244	12,189
	Banco de Credito e Inversiones SA	180,187	12,175
	Falabella SA	1,947,724	11,797
	Plaza SA	1,825,575	9,069
	Banco Santander Chile ADR	266,630	8,527
	Cencosud SA	2,934,949	7,420
	Parque Arauco SA (XSGO)	1,554,656	6,946
	Empresas Copec SA	908,106	6,361
	Enel Americas SA	43,955,341	4,103
	Enel Chile SA	42,205,026	3,790
	Cencosud Shopping SA	1,137,059	3,447
	Quinenco SA	651,934	3,188
	Empresas CMPC SA	2,545,772	3,158
	Banco Santander Chile	39,419,061	3,152
	Banco Itau Chile SA	139,324	2,849
	Latam Airlines Group SA ADR	59,292	2,818
	Colbun SA	16,441,722	2,449
	Aguas Andinas SA Class A	5,975,217	2,261
	Cia Cervecerias Unidas SA	299,097	1,695
	Cia Sud Americana de Vapores SA	29,514,277	1,673
	Enel Chile SA ADR	288,934	1,309
			144,326
China (7.8%)
	Tencent Holdings Ltd.	14,320,804	869,734
	Alibaba Group Holding Ltd.	41,376,340	681,924
	China Construction Bank Corp. Class H	202,261,517	228,313
*	PDD Holdings Inc. ADR	1,758,733	175,662
	Industrial & Commercial Bank of China Ltd. Class H	184,998,655	166,675
*,2	Xiaomi Corp. Class B	39,902,368	149,722
*,2	Meituan Class B	12,326,078	132,619
	Ping An Insurance Group Co. of China Ltd. Class H	14,627,362	118,893
	BYD Co. Ltd. Class H	8,482,765	112,839
	Bank of China Ltd. Class H	158,190,284	102,722
	NetEase Inc.	4,211,782	98,594
	JD.com Inc. Class A	5,489,263	83,163
*	Baidu Inc. Class A	4,967,062	78,435
*	Trip.com Group Ltd.	1,378,385	74,431
	PetroChina Co. Ltd. Class H	47,058,969	72,589
	China Life Insurance Co. Ltd. Class H	17,242,183	63,607
	Zijin Mining Group Co. Ltd. Class H	13,474,882	62,577
5

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Agricultural Bank of China Ltd. Class H	71,275,835	55,602
	China Merchants Bank Co. Ltd. Class H	8,776,341	53,119
	China Shenhua Energy Co. Ltd. Class H	7,619,360	47,330
	Contemporary Amperex Technology Co. Ltd. Class A	709,999	45,576
*,2	Innovent Biologics Inc.	3,741,347	43,689
	Geely Automobile Holdings Ltd.	14,487,097	43,087
*	BeOne Medicines Ltd. Class H	1,814,500	41,188
	Kweichow Moutai Co. Ltd. Class A	202,935	41,133
	Yum China Holdings Inc.	809,743	39,623
*,2	Wuxi Biologics Cayman Inc.	8,621,612	36,838
[2]	Kuaishou Technology	6,511,200	36,247
[1]	Contemporary Amperex Technology Co. Ltd. Class H	407,601	32,215
[1,2]	Pop Mart International Group Ltd.	1,543,400	31,414
	China Hongqiao Group Ltd.	7,281,567	30,823
	China Petroleum & Chemical Corp. Class H	51,918,731	30,673
	ANTA Sports Products Ltd.	2,905,273	30,436
	PICC Property & Casualty Co. Ltd. Class H	16,074,470	29,036
	China Resources Land Ltd.	6,730,316	28,278
*,2	Akeso Inc.	1,611,000	28,260
*	XPeng Inc. Class A	3,379,016	27,007
*	NIO Inc. Class A	4,050,699	26,137
[1]	ZTO Express Cayman Inc.	1,020,450	25,857
	China Pacific Insurance Group Co. Ltd. Class H	5,792,625	25,287
[2]	Nongfu Spring Co. Ltd. Class H	4,173,600	25,241
*	Li Auto Inc. Class A	2,798,473	24,627
*,2	Hua Hong Semiconductor Ltd. Class H	1,595,633	23,505
	H World Group Ltd.	4,544,810	23,465
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H	901,430	23,242
	KE Holdings Inc. Class A	4,132,614	22,947
	Weichai Power Co. Ltd. Class H	4,586,334	22,798
	Zhongji Innolight Co. Ltd. Class A	178,917	22,592
	China CITIC Bank Corp. Ltd. Class H	20,717,749	21,727
	CSPC Pharmaceutical Group Ltd.	18,470,869	20,125
	Yangzijiang Shipbuilding Holdings Ltd.	5,804,496	19,796
*,1	Horizon Robotics	20,959,200	19,721
	CMOC Group Ltd. Class H	8,571,984	19,600
	CITIC Ltd.	11,699,697	19,443
	China Merchants Bank Co. Ltd. Class A	3,302,509	18,516
	Zijin Mining Group Co. Ltd. Class A	3,759,574	18,513
	Ping An Insurance Group Co. of China Ltd. Class A	2,114,721	18,437
	New Oriental Education & Technology Group Inc.	3,312,850	18,077
[1,2]	WuXi AppTec Co. Ltd. Class H	1,012,598	17,789
	Foxconn Industrial Internet Co. Ltd. Class A	1,861,800	17,286
*	Cambricon Technologies Corp. Ltd. Class A	68,470	17,221
*,1,2	SenseTime Group Inc. Class B	66,923,000	17,104
*	J&T Global Express Ltd.	13,656,200	17,099
	Midea Group Co. Ltd. Class H	1,436,302	16,597
	Hygon Information Technology Co. Ltd. Class A	377,491	16,574
	Bank of Communications Co. Ltd. Class H	17,769,099	16,253
	Sino Biopharmaceutical Ltd.	22,653,718	15,768
[2]	China Tower Corp. Ltd. Class H	11,101,205	15,732
	China Yangtze Power Co. Ltd. Class A	3,932,857	15,726
	China Mengniu Dairy Co. Ltd.	7,030,504	15,657
	Haier Smart Home Co. Ltd. Class H	5,493,101	15,515
	China Overseas Land & Investment Ltd.	8,824,629	15,158
[1]	Yankuang Energy Group Co. Ltd. Class H	7,175,178	15,055
	New China Life Insurance Co. Ltd. Class H	2,267,289	14,890
	Full Truck Alliance Co. Ltd. ADR	1,691,805	14,634
*	Bilibili Inc. Class Z	664,763	14,608
*,2	JD Health International Inc.	2,404,723	14,212
	Zhaojin Mining Industry Co. Ltd. Class H	3,831,637	14,079
	BYD Co. Ltd. Class A	920,465	13,964
	Agricultural Bank of China Ltd. Class A	13,784,329	13,940
	ENN Energy Holdings Ltd.	1,767,918	13,859
[2]	Postal Savings Bank of China Co. Ltd. Class H	21,146,351	13,598
	Li Ning Co. Ltd.	5,219,302	13,588
	Industrial & Commercial Bank of China Ltd. Class A	12,202,897	13,289
	People's Insurance Co. Group of China Ltd. Class H	19,375,882	13,257
[2]	Hansoh Pharmaceutical Group Co. Ltd.	2,706,608	12,964
	Sunny Optical Technology Group Co. Ltd.	1,574,218	12,960
6

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	China Resources Beer Holdings Co. Ltd.	3,729,130	12,849
[2]	3SBio Inc.	4,268,769	12,768
	CITIC Securities Co. Ltd. Class H	3,564,765	12,656
	Eoptolink Technology Inc. Ltd. Class A	161,220	12,480
	Aluminum Corp. of China Ltd. Class H	8,477,642	12,416
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	1,121,790	12,066
	China Resources Power Holdings Co. Ltd.	4,875,843	12,024
	China Gold International Resources Corp. Ltd.	549,300	11,799
	Luxshare Precision Industry Co. Ltd. Class A	1,166,139	11,579
	Jiangxi Copper Co. Ltd. Class H	2,416,392	11,484
	COSCO SHIPPING Holdings Co. Ltd. Class H	6,146,490	11,313
[2]	CGN Power Co. Ltd. Class H	25,328,536	11,285
[2]	Guotai Haitong Securities Co. Ltd. Class H	6,449,017	11,066
	China Coal Energy Co. Ltd. Class H	5,642,041	10,555
[2]	China International Capital Corp. Ltd. Class H	4,042,427	10,554
	Tencent Music Entertainment Group ADR	1,150,657	10,552
*	TAL Education Group ADR	946,339	10,523
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	1,373,965	10,467
*,2	Zhejiang Leapmotor Technologies Ltd. Class H	1,684,700	10,283
*,1	Gds Holdings Ltd. Class A	1,918,927	10,127
	Tsingtao Brewery Co. Ltd. Class H	1,401,057	9,686
	Kanzhun Ltd. ADR	713,827	9,651
	Kingboard Laminates Holdings Ltd.	2,157,618	9,632
	PetroChina Co. Ltd. Class A	5,356,202	9,585
[2]	China Resources Mixc Lifestyle Services Ltd.	1,546,800	9,342
	China Taiping Insurance Holdings Co. Ltd.	3,215,472	9,193
	NAURA Technology Group Co. Ltd. Class A	115,960	9,174
	China Shenhua Energy Co. Ltd. Class A	1,302,720	9,145
*,1	UBTech Robotics Corp. Ltd. Class H	660,650	9,058
	Kunlun Energy Co. Ltd.	9,311,356	8,961
	Industrial Bank Co. Ltd. Class A	3,382,128	8,876
	Wuliangye Yibin Co. Ltd. Class A	620,071	8,821
	CITIC Securities Co. Ltd. Class A	2,196,986	8,784
	China Galaxy Securities Co. Ltd. Class H	8,152,617	8,693
*,2	JD Logistics Inc.	4,342,617	8,458
	Sinotruk Hong Kong Ltd.	1,718,384	8,452
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	297,800	8,208
	Bank of Communications Co. Ltd. Class A	8,158,600	8,114
	Jiangsu Hengrui Medicine Co. Ltd. Class A	1,023,522	8,107
	Sinopharm Group Co. Ltd. Class H	3,334,906	7,933
[2]	Shandong Gold Mining Co. Ltd. Class H	2,149,366	7,873
	Great Wall Motor Co. Ltd. Class H	5,193,716	7,856
	Kingboard Holdings Ltd.	1,367,313	7,751
*	Alibaba Health Information Technology Ltd.	13,588,719	7,680
	CMOC Group Ltd. Class A	2,771,503	7,644
	East Money Information Co. Ltd. Class A	2,552,014	7,638
*,1	GCL Technology Holdings Ltd.	65,042,000	7,525
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	123,400	7,464
	Huaneng Power International Inc. Class H	9,290,226	7,438
	China CSSC Holdings Ltd. Class A	1,208,800	7,404
[1]	Laopu Gold Co. Ltd. Class H	103,200	7,368
*	Kingdee International Software Group Co. Ltd.	6,607,303	7,310
	Vipshop Holdings Ltd. ADR	504,547	7,260
	Shanghai Pudong Development Bank Co. Ltd. Class A	5,338,935	7,245
	Minth Group Ltd.	1,640,614	7,175
	China Minsheng Banking Corp. Ltd. Class H	15,386,169	7,022
	China Pacific Insurance Group Co. Ltd. Class A	1,282,766	7,020
	Bank of China Ltd. Class A	8,283,659	6,967
[1,2]	Haidilao International Holding Ltd.	3,765,237	6,944
	Kingsoft Corp. Ltd.	2,343,723	6,923
	Anhui Conch Cement Co. Ltd. Class H	2,756,437	6,906
[1]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	2,943,306	6,891
	Victory Giant Technology Huizhou Co. Ltd. Class A	140,500	6,866
[1]	China Longyuan Power Group Corp. Ltd. Class H	8,046,086	6,856
	Sungrow Power Supply Co. Ltd. Class A	336,166	6,836
*	WuXi XDC Cayman Inc.	890,500	6,762
	Tongcheng-Elong Holdings Ltd.	2,952,918	6,740
	Wanhua Chemical Group Co. Ltd. Class A	505,720	6,649
	Tingyi Cayman Islands Holding Corp.	4,278,367	6,601
	Guangdong Investment Ltd.	6,244,664	6,536
7

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
[1,2]	Huatai Securities Co. Ltd. Class H	3,147,785	6,532
	WuXi AppTec Co. Ltd. Class A	392,521	6,359
	China Gas Holdings Ltd.	6,838,392	6,343
	BYD Electronic International Co. Ltd.	1,803,091	6,162
	GF Securities Co. Ltd. Class H	2,709,797	6,143
	CRRC Corp. Ltd. Class H	9,010,000	5,998
	Shaanxi Coal Industry Co. Ltd. Class A	1,555,200	5,945
	Hengan International Group Co. Ltd.	1,708,793	5,858
*,1	ZTE Corp. Class H	1,810,312	5,811
	China Everbright Environment Group Ltd.	8,020,484	5,767
	Muyuan Foods Co. Ltd. Class A	876,337	5,747
*	Pony AI Inc. ADR	580,429	5,729
	Suzhou TFC Optical Communication Co. Ltd. Class A	126,280	5,709
*,1	InnoScience Suzhou Technology Holding Co. Ltd. Class H	693,700	5,707
	Bosideng International Holdings Ltd.	10,390,931	5,686
	Advanced Micro-Fabrication Equipment Inc. Class A	101,827	5,657
	Guotai Haitong Securities Co. Ltd. (XSSC)	2,386,226	5,648
	Far East Horizon Ltd.	5,729,301	5,492
	Want Want China Holdings Ltd.	9,609,807	5,427
*,2	Remegen Co. Ltd. Class H	415,500	5,387
	Ping An Bank Co. Ltd. Class A	3,192,439	5,373
	China National Building Material Co. Ltd. Class H	8,194,232	5,340
	China Merchants Port Holdings Co. Ltd.	2,670,229	5,311
	Ningxia Baofeng Energy Group Co. Ltd. Class A	1,179,821	5,301
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,982,193	5,276
	China Nonferrous Mining Corp. Ltd.	3,031,000	5,270
[1,2]	Smoore International Holdings Ltd.	4,294,350	5,133
	Bank of Ningbo Co. Ltd. Class A	1,055,870	5,131
*,1	Zai Lab Ltd.	2,387,410	5,124
	GigaDevice Semiconductor Inc. Class A	108,071	5,023
	Shennan Circuits Co. Ltd. Class A	108,339	5,018
	China Conch Venture Holdings Ltd.	3,232,415	5,012
	China Construction Bank Corp. Class A	3,427,300	4,987
	China Oilfield Services Ltd. Class H	4,120,706	4,975
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	6,908,793	4,959
*	Qinghai Salt Lake Industry Co. Ltd. Class A	854,495	4,953
*	Genscript Biotech Corp.	2,779,596	4,949
[1,2]	Longfor Group Holdings Ltd.	4,775,335	4,945
*,1	China Ruyi Holdings Ltd.	26,299,840	4,919
	China Resources Gas Group Ltd.	2,044,889	4,912
	Bank of Jiangsu Co. Ltd. Class A	2,950,790	4,874
	NARI Technology Co. Ltd. Class A	1,277,087	4,867
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	194,873	4,822
	China Railway Group Ltd. Class H	9,920,299	4,809
	Montage Technology Co. Ltd. Class A	186,579	4,791
[1]	Dongfang Electric Corp. Ltd. Class H	944,091	4,729
	China State Construction Engineering Corp. Ltd. Class A	6,570,629	4,728
	WUS Printed Circuit Kunshan Co. Ltd. Class A	307,370	4,679
	China Medical System Holdings Ltd.	2,787,850	4,583
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	587,200	4,578
	Weichai Power Co. Ltd. Class A	994,848	4,576
	China Petroleum & Chemical Corp. Class A	5,790,300	4,573
	Chongqing Rural Commercial Bank Co. Ltd. Class H	5,099,181	4,530
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	981,625	4,485
[1]	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class H	1,028,400	4,429
	Shenzhen Inovance Technology Co. Ltd. Class A	437,200	4,407
	Shengyi Technology Co. Ltd. Class A	387,500	4,393
	China National Nuclear Power Co. Ltd. Class A	3,291,100	4,335
[1]	China State Construction International Holdings Ltd.	3,681,767	4,276
[1,2]	Meitu Inc.	7,925,000	4,267
[1,2]	Giant Biogene Holding Co. Ltd.	1,095,200	4,254
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	742,105	4,202
	Hithink RoyalFlush Information Network Co. Ltd. Class A	121,192	4,194
	Beijing Enterprises Holdings Ltd.	1,051,588	4,165
*,1,2	China CITIC Financial Asset Management Co. Ltd. Class H	43,442,000	4,130
	Sany Heavy Industry Co. Ltd. Class A	1,374,500	4,106
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	194,859	4,088
*	Shenzhen Longsys Electronics Co. Ltd. Class A	68,294	4,083
	Aluminum Corp. of China Ltd. Class A	2,344,600	4,047
	SF Holding Co. Ltd. Class A	741,455	4,035
8

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
[2]	Yadea Group Holdings Ltd.	2,626,000	4,031
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	1,001,300	4,028
	Goldwind Science & Technology Co. Ltd. Class H	1,803,861	4,004
	Avary Holding Shenzhen Co. Ltd. Class A	374,695	3,997
	CRRC Corp. Ltd. Class A	4,565,997	3,995
	Chaozhou Three-Circle Group Co. Ltd. Class A	312,800	3,970
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H	470,600	3,924
	Haitian International Holdings Ltd.	1,443,947	3,918
	Hengtong Optic-electric Co. Ltd. Class A	403,200	3,908
	Country Garden Services Holdings Co. Ltd.	4,889,727	3,903
	MINISO Group Holding Ltd.	1,048,752	3,870
	Postal Savings Bank of China Co. Ltd. Class A	5,189,988	3,850
[1]	China Cinda Asset Management Co. Ltd. Class H	27,065,916	3,824
[2]	China Feihe Ltd.	8,554,745	3,817
[1]	C&D International Investment Group Ltd.	2,004,759	3,813
	China Minsheng Banking Corp. Ltd. Class A	7,009,452	3,798
	Xinyi Solar Holdings Ltd.	10,292,220	3,789
	COSCO SHIPPING Holdings Co. Ltd. Class A	1,825,980	3,782
*,2	CALB Group Co. Ltd. Class H	823,900	3,753
	Gree Electric Appliances Inc. of Zhuhai Class A	636,123	3,734
[1]	Guming Holdings Ltd.	1,140,400	3,716
*	Zhejiang Expressway Co. Ltd. Class H	3,709,629	3,677
	China Power International Development Ltd.	8,713,326	3,642
	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	69,275	3,634
	JOYY Inc. ADR	61,010	3,599
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	86,313	3,598
	Eve Energy Co. Ltd. Class A	335,664	3,590
[1]	Jiangsu Expressway Co. Ltd. Class H	2,609,275	3,550
	Sany Heavy Equipment International Holdings Co. Ltd.	2,562,000	3,541
	Range Intelligent Computing Technology Group Co. Ltd. Class A	267,398	3,521
*,1	Tianqi Lithium Corp. Class H	412,600	3,519
	Luzhou Laojiao Co. Ltd. Class A	236,925	3,474
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	2,295,296	3,449
	Seres Group Co. Ltd. Class A	262,300	3,423
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	168,997	3,397
	Ganfeng Lithium Co. Ltd. Class A	259,500	3,394
	BOE Technology Group Co. Ltd. Class A	5,632,800	3,375
	Zangge Mining Co. Ltd. Class A	254,596	3,357
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	216,658	3,353
	Bank of Nanjing Co. Ltd. Class A	1,947,865	3,349
*	ZTE Corp. Class A	619,479	3,340
	RLX Technology Inc. ADR	1,510,614	3,338
	China Jushi Co. Ltd. Class A	656,853	3,334
	China United Network Communications Ltd. Class A	5,023,100	3,331
	China Merchants Energy Shipping Co. Ltd. Class A	1,296,800	3,330
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	664,000	3,318
	Yankuang Energy Group Co. Ltd. Class A	990,102	3,312
	China Everbright Bank Co. Ltd. Class H	8,313,063	3,295
	Ningbo Deye Technology Co. Ltd. Class A	148,446	3,286
	TBEA Co. Ltd. Class A	824,560	3,264
	China Everbright Bank Co. Ltd. Class A	7,063,126	3,227
	New China Life Insurance Co. Ltd. Class A	340,447	3,225
*,1,2	East Buy Holding Ltd.	973,000	3,207
	Fuyao Glass Industry Group Co. Ltd. Class A	369,612	3,199
	Yuanjie Semiconductor Technology Co. Ltd. Class A	13,692	3,195
	Shandong Gold Mining Co. Ltd. Class A	626,863	3,181
[1]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	3,153,715	3,176
	Beijing Enterprises Water Group Ltd.	8,979,390	3,172
	China Jinmao Holdings Group Ltd.	14,809,706	3,160
	Baoshan Iron & Steel Co. Ltd. Class A	3,398,100	3,144
	China Tungsten & Hightech Materials Co. Ltd. Class A	361,200	3,104
	Haier Smart Home Co. Ltd. Class A	982,096	3,103
	Lens Technology Co. Ltd. Class A	812,500	3,096
*	Shanghai Electric Group Co. Ltd. Class H	6,135,404	3,067
*	Tianqi Lithium Corp. Class A (XSEC)	259,184	3,056
	Qfin Holdings Inc. ADR	233,433	3,053
	Zhejiang Huayou Cobalt Co. Ltd. Class A	309,448	3,047
	Bank of Shanghai Co. Ltd. Class A	2,210,791	3,033
	Sharetronic Data Technology Co. Ltd. Class A	78,400	3,012
	China Communications Services Corp. Ltd. Class H	5,459,205	3,003
9

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	SAIC Motor Corp. Ltd. Class A	1,480,015	2,997
	Huatai Securities Co. Ltd. Class A	1,058,428	2,981
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	334,020	2,973
*,1,2	NetEase Cloud Music Inc.	201,300	2,973
	Shenzhen International Holdings Ltd.	3,134,660	2,971
	China Tourism Group Duty Free Corp. Ltd. Class A	307,162	2,962
	Zhongjin Gold Corp. Ltd. Class A	771,200	2,957
	China Merchants Securities Co. Ltd. Class A	1,280,367	2,954
	Piotech Inc. Class A	45,038	2,953
*	Biwin Storage Technology Co. Ltd. Class A	74,107	2,931
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	7,383,325	2,929
*,1,2	China Literature Ltd.	924,029	2,923
	OmniVision Integrated Circuits Group Inc.	201,774	2,919
	Hgtech Co. Ltd. Class A	165,159	2,902
	China Galaxy Securities Co. Ltd. Class A	1,542,603	2,899
*	LONGi Green Energy Technology Co. Ltd. Class A	1,194,260	2,890
	Dongfang Electric Corp. Ltd. Class A	502,684	2,884
	AECC Aviation Power Co. Ltd. Class A	424,400	2,880
[1]	Greentown China Holdings Ltd.	2,318,797	2,864
	Beijing Kingsoft Office Software Inc. Class A	77,196	2,859
*,1,2	Ping An Healthcare & Technology Co. Ltd.	2,064,508	2,855
	Accelink Technologies Co. Ltd. Class A	133,200	2,836
	Bank of Hangzhou Co. Ltd. Class A	1,109,235	2,825
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	36,000	2,822
*	Nine Dragons Paper Holdings Ltd.	3,467,072	2,816
[2]	China Resources Pharmaceutical Group Ltd.	4,161,232	2,793
	XCMG Construction Machinery Co. Ltd. Class A	1,906,800	2,786
	GF Securities Co. Ltd. Class A	892,048	2,781
[2]	CSC Financial Co. Ltd. Class H	1,861,748	2,770
*,1	Microport Scientific Corp.	2,438,074	2,739
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,116,066	2,739
[1]	AviChina Industry & Technology Co. Ltd. Class H	6,198,567	2,731
	China Three Gorges Renewables Group Co. Ltd. Class A	4,547,900	2,726
	Yunnan Aluminium Co. Ltd. Class A	568,700	2,674
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	385,270	2,671
	Fosun International Ltd.	5,040,788	2,654
	Jiangsu Zhongtian Technology Co. Ltd. Class A	538,300	2,627
[1]	Sunshine Insurance Group Co. Ltd. Class H	5,675,000	2,621
	Sinopec Engineering Group Co. Ltd. Class H	3,254,688	2,616
	TravelSky Technology Ltd. Class H	2,109,759	2,612
	China CITIC Bank Corp. Ltd. Class A	2,116,735	2,604
	Iflytek Co. Ltd. Class A	365,500	2,575
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	100,400	2,572
	Wens Foodstuff Group Co. Ltd. Class A	1,068,380	2,571
[1]	SF Holding Co. Ltd. Class H	559,600	2,540
	Bank of Beijing Co. Ltd. Class A	3,273,900	2,537
	CSC Financial Co. Ltd. Class A	748,638	2,531
	Zhejiang NHU Co. Ltd. Class A	494,928	2,527
*	Guangdong HEC Technology Holding Co. Ltd. Class A	482,253	2,517
	IEIT Systems Co. Ltd. Class A	244,120	2,509
	People's Insurance Co. Group of China Ltd. Class A	2,371,228	2,503
	Yihai International Holding Ltd.	1,189,418	2,502
	Sinotrans Ltd. Class H	3,835,064	2,502
	Autohome Inc. ADR	133,802	2,493
	Uni-President China Holdings Ltd.	2,705,604	2,490
	Shenwan Hongyuan Group Co. Ltd. Class A	3,540,195	2,464
[1]	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	5,585,546	2,462
	China Reinsurance Group Corp. Class H	15,597,206	2,459
	Ningbo Tuopu Group Co. Ltd. Class A	275,595	2,458
	China International Capital Corp. Ltd. Class A	488,091	2,458
	Aier Eye Hospital Group Co. Ltd. Class A	1,555,178	2,457
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	1,191,550	2,440
	SDIC Power Holdings Co. Ltd. Class A	1,221,883	2,437
	Eastroc Beverage Group Co. Ltd. Class A	81,233	2,425
	Han's Laser Technology Industry Group Co. Ltd. Class A	163,000	2,424
*	Shanghai Electric Group Co. Ltd. Class A	2,023,300	2,405
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	342,600	2,382
	Daqin Railway Co. Ltd. Class A	3,081,800	2,377
	Hengli Petrochemical Co. Ltd. Class A	731,600	2,377
	Satellite Chemical Co. Ltd. Class A	547,680	2,377
10

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Lingyi iTech Guangdong Co. Class A	1,143,700	2,375
*	Hua Hong Semiconductor Ltd. Class A	112,135	2,345
	Datang International Power Generation Co. Ltd. Class H	6,783,035	2,342
*	Air China Ltd. Class H	3,870,019	2,328
[1]	Mao Geping Cosmetics Co. Ltd. Class H	252,100	2,328
	Huaxia Bank Co. Ltd. Class A	2,305,498	2,325
	China Railway Group Ltd. Class A	3,121,274	2,325
	Brilliance China Automotive Holdings Ltd.	6,650,000	2,321
	Jiangxi Copper Co. Ltd. Class A	344,376	2,318
	Henan Shuanghui Investment & Development Co. Ltd. Class A	569,908	2,316
	Hisense Home Appliances Group Co. Ltd. Class H	782,000	2,302
	Zhejiang Juhua Co. Ltd. Class A	425,649	2,292
	Unisplendour Corp. Ltd. Class A	482,236	2,273
	Goldwind Science & Technology Co. Ltd. Class A	560,097	2,272
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	278,200	2,266
	Anhui Gujing Distillery Co. Ltd. Class B	268,110	2,265
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	716,400	2,260
	Huaqin Co. Ltd. Class A	145,300	2,219
	Power Construction Corp. of China Ltd. Class A	2,704,100	2,218
	Yunnan Baiyao Group Co. Ltd. Class A	284,720	2,214
	China Energy Engineering Corp. Ltd. Class A (XSSC)	5,303,499	2,202
	Canmax Technologies Co. Ltd. Class A	134,120	2,179
	China Zheshang Bank Co. Ltd. Class H	6,964,000	2,170
	Focus Media Information Technology Co. Ltd. Class A	2,350,700	2,168
	Sinoma Science & Technology Co. Ltd. Class A	265,800	2,162
[2]	Topsports International Holdings Ltd.	5,625,209	2,156
[1,2]	Pharmaron Beijing Co. Ltd. Class H	796,827	2,151
	Xiamen Tungsten Co. Ltd. Class A	252,799	2,151
	Shanghai United Imaging Healthcare Co. Ltd. Class A	133,403	2,151
	Shenzhen Envicool Technology Co. Ltd. Class A	153,400	2,145
	Chifeng Jilong Gold Mining Co. Ltd. Class H	453,800	2,136
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,410,019	2,125
*	Suzhou Centec Communications Co. Ltd. Class A	44,151	2,103
	Shenzhen Sunway Communication Co. Ltd. Class A	156,400	2,100
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	376,396	2,097
	GoerTek Inc. Class A	578,120	2,096
	China International Marine Containers Group Co. Ltd. Class H	1,520,525	2,094
*	Damai Entertainment Holdings Ltd.	27,832,294	2,083
	China XD Electric Co. Ltd. Class A	828,522	2,064
*,1	China Eastern Airlines Corp. Ltd. Class H	4,125,171	2,041
*	Kuang-Chi Technologies Co. Ltd. Class A	353,200	2,033
	Shengyi Electronics Co. Ltd. Class A	124,653	2,027
*	Air China Ltd. Class A	2,041,126	2,016
*	Jiangsu Eastern Shenghong Co. Ltd. Class A	1,030,959	2,009
	Tongling Nonferrous Metals Group Co. Ltd. Class A	2,204,558	2,006
	TCL Technology Group Corp. Class A	3,192,050	1,999
*,1	China Vanke Co. Ltd. Class H	5,160,839	1,980
	Shanghai Rural Commercial Bank Co. Ltd. Class A	1,504,986	1,976
*	China Southern Airlines Co. Ltd. Class H	3,877,237	1,972
	China Coal Energy Co. Ltd. Class A	717,838	1,968
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	93,197	1,958
	Anhui Conch Cement Co. Ltd. Class A	628,872	1,948
[1]	Huadian Power International Corp. Ltd. Class H	3,565,550	1,939
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	342,944	1,934
*	Daqo New Energy Corp. ADR	100,490	1,931
*	Yunnan Energy New Material Group Co. Ltd. Class A	156,110	1,909
	Shannon Semiconductor Technology Co. Ltd. Class A	73,700	1,909
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	5,311,200	1,899
	RoboTechnik Intelligent Technology Co. Ltd. Class A	26,600	1,897
	JCET Group Co. Ltd. Class A	279,000	1,878
	Guangdong Haid Group Co. Ltd. Class A	256,208	1,874
	GD Power Development Co. Ltd. Class A	2,698,796	1,874
[1,2]	China Merchants Securities Co. Ltd. Class H	1,052,113	1,853
	China Suntien Green Energy Corp. Ltd. Class H	3,752,000	1,841
*	Tongwei Co. Ltd. Class A	715,900	1,835
	Bank of Chengdu Co. Ltd. Class A	647,300	1,815
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	120,100	1,811
	TongFu Microelectronics Co. Ltd. Class A	237,900	1,807
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	338,886	1,807
	Sichuan Chuantou Energy Co. Ltd. Class A	805,100	1,806
11

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Yutong Bus Co. Ltd. Class A	347,300	1,801
	360 Security Technology Inc. Class A	1,096,299	1,800
	Tianshan Aluminum Group Co. Ltd. Class A	730,600	1,796
[1]	Guangzhou Automobile Group Co. Ltd. Class H	4,928,058	1,784
	Chongqing Changan Automobile Co. Ltd. Class A	1,276,980	1,784
*	China Eastern Airlines Corp. Ltd. Class A	2,810,529	1,782
	Xtep International Holdings Ltd.	3,226,000	1,772
	CNPC Capital Co. Ltd. Class A	1,278,891	1,771
	Rockchip Electronics Co. Ltd. Class A	65,398	1,765
[2]	China Railway Signal & Communication Corp. Ltd. Class H	3,791,353	1,764
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	279,500	1,763
	China Energy Engineering Corp. Ltd. Class H	10,594,000	1,755
	Shanjin International Gold Co. Ltd. Class A	455,840	1,751
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,373,096	1,750
	COSCO SHIPPING Ports Ltd.	2,507,097	1,749
	Anhui Expressway Co. Ltd. Class H	860,728	1,745
	Great Wall Motor Co. Ltd. Class A	598,104	1,745
	Huaneng Power International Inc. Class A	1,701,544	1,743
	Broadex Technologies Co. Ltd. Class A	45,900	1,728
*	China Southern Airlines Co. Ltd. Class A	2,175,297	1,726
[2]	Orient Securities Co. Ltd. Class H	2,140,835	1,702
	Shanghai Baosight Software Co. Ltd. Class B	1,715,785	1,685
	Shanghai Industrial Holdings Ltd.	852,512	1,678
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	352,600	1,677
	Zhejiang China Commodities City Group Co. Ltd. Class A	859,600	1,675
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	352,000	1,669
	China Resources Microelectronics Ltd. Class A	199,461	1,664
	Dazhong Mining Co. Ltd. Class A	216,361	1,661
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	1,977,300	1,652
	YTO Express Group Co. Ltd. Class A	523,600	1,650
	China Traditional Chinese Medicine Holdings Co. Ltd.	7,611,306	1,649
	Western Mining Co. Ltd. Class A	376,400	1,645
	Jiangsu Yanghe Distillery Co. Ltd. Class A	227,800	1,643
*	Seazen Group Ltd.	5,755,639	1,640
	Poly Developments & Holdings Group Co. Ltd. Class A	1,817,295	1,637
	Hwatsing Technology Co. Ltd. Class A	56,216	1,637
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	126,274	1,621
*,1	Mixue Group Class H	44,000	1,620
	Shenzhen Kinwong Electronic Co. Ltd. Class A	154,740	1,612
	Shanghai International Airport Co. Ltd. Class A	402,598	1,608
*	Skyverse Technology Co. Ltd. Class A	55,346	1,603
	Weibo Corp. Class A	193,018	1,598
	Nexchip Semiconductor Corp. Class A	319,371	1,592
	Zhejiang Chint Electrics Co. Ltd. Class A	330,793	1,590
	Suzhou Maxwell Technologies Co. Ltd. Class A	45,066	1,588
[2]	Qingdao Port International Co. Ltd. Class H	1,621,433	1,587
	Raytron Technology Co. Ltd. Class A	73,823	1,585
	Yuexiu Property Co. Ltd.	3,182,853	1,584
*,2	Luye Pharma Group Ltd.	4,757,461	1,572
	Chifeng Jilong Gold Mining Co. Ltd. Class A	278,100	1,562
	Shougang Fushan Resources Group Ltd.	4,395,779	1,559
[3]	Orient Securities Co. Ltd. Class A	1,130,457	1,557
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	299,843	1,552
	Sanan Optoelectronics Co. Ltd. Class A	772,400	1,549
	Anker Innovations Technology Co. Ltd. Class A	83,659	1,542
	Sinomine Resource Group Co. Ltd. Class A	115,080	1,539
*	National Silicon Industry Group Co. Ltd. Class A	505,733	1,538
*	Jinko Solar Co. Ltd. Class A	1,570,295	1,536
*	Loongson Technology Corp. Ltd. Class A	62,810	1,536
	Shenzhen Megmeet Electrical Co. Ltd. Class A	86,000	1,530
	China Everbright Ltd.	1,904,662	1,527
*,2	Legend Holdings Corp. Class H	1,256,579	1,527
	Yunnan Yuntianhua Co. Ltd. Class A	283,896	1,509
*	Hainan Airlines Holding Co. Ltd. Class A	6,820,418	1,509
	Guosen Securities Co. Ltd. Class A	958,381	1,507
	Shenzhen Transsion Holdings Co. Ltd. Class A	177,806	1,505
*	Dosilicon Co. Ltd. Class A	70,374	1,499
*	CICT Mobile Communication Technology Co. Ltd. Class A	520,853	1,498
	Gotion High-tech Co. Ltd. Class A	276,400	1,494
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	131,075	1,494
12

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Giant Network Group Co. Ltd. Class A	309,300	1,490
	Zhongsheng Group Holdings Ltd.	1,631,604	1,489
	Hengyi Petrochemical Co. Ltd. Class A	574,400	1,487
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	36,840	1,474
	Yunnan Tin Co. Ltd. Class A	281,500	1,471
*	China Greatwall Technology Group Co. Ltd. Class A	507,000	1,471
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	433,543	1,470
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	213,497	1,470
	Tsingtao Brewery Co. Ltd. Class A	157,483	1,462
	Lao Feng Xiang Co. Ltd. Class B	452,985	1,461
*	Sichuan Huafeng Technology Co. Ltd. Class A	72,808	1,458
	CGN Power Co. Ltd. Class A	2,167,000	1,455
	Chongqing Rural Commercial Bank Co. Ltd. Class A	1,363,500	1,452
	Chongqing Changan Automobile Co. Ltd. Class B	2,959,064	1,448
*	Wuhan Guide Infrared Co. Ltd. Class A	663,295	1,446
	Shandong Nanshan Aluminum Co. Ltd. Class A	1,812,500	1,435
*	Kunlun Tech Co. Ltd. Class A	199,000	1,434
[1,2]	ZJLD Group Inc.	1,375,200	1,433
	Huizhou Desay Sv Automotive Co. Ltd. Class A	94,000	1,428
	Supcon Technology Co. Ltd. Class A	122,419	1,427
	Ingenic Semiconductor Co. Ltd. Class A	77,200	1,418
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	561,880	1,416
	Henan Shijia Photons Technology Co. Ltd. Class A	72,104	1,411
	Lens Technology Co. Ltd. Class H	649,800	1,411
	Hubei Energy Group Co. Ltd. Class A	1,976,508	1,409
*	VOYAH Automobile Technology Co. Ltd. Class H	1,832,348	1,404
[2]	Angelalign Technology Inc.	121,367	1,386
	Wolong Electric Group Co. Ltd. Class A	248,560	1,382
*	iQIYI Inc. ADR	1,168,699	1,379
*	QuantumCTek Co. Ltd. Class A	16,243	1,365
	Beijing Compass Technology Development Co. Ltd. Class A	94,100	1,364
	Metallurgical Corp. of China Ltd. Class H	6,684,030	1,363
*	China Rare Earth Resources & Technology Co. Ltd. Class A	169,000	1,354
	Zhejiang Dahua Technology Co. Ltd. Class A	497,300	1,353
	CNGR Advanced Material Co. Ltd. Class A	143,912	1,352
	Everbright Securities Co. Ltd. Class A	605,495	1,350
	BOE Technology Group Co. Ltd. Class B	2,694,035	1,340
*	United Nova Technology Co. Ltd. Class A	1,319,671	1,339
	SDIC Capital Co. Ltd. Class A	1,353,900	1,333
	Founder Securities Co. Ltd. Class A	1,260,695	1,329
	Huafon Chemical Co. Ltd. Class A	769,700	1,328
	Tongkun Group Co. Ltd. Class A	373,100	1,325
	Huayu Automotive Systems Co. Ltd. Class A	483,669	1,323
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	82,100	1,322
	Wanxiang Qianchao Co. Ltd. Class A	556,433	1,321
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	174,900	1,317
*	Lufax Holding Ltd. ADR	688,126	1,314
	China Zheshang Bank Co. Ltd. Class A	3,012,950	1,310
	Poly Property Services Co. Ltd. Class H	325,246	1,303
	Baiyin Nonferrous Group Co. Ltd. Class A	1,161,600	1,302
	Jinduicheng Molybdenum Co. Ltd. Class A	450,200	1,298
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	240,100	1,295
	ENN Natural Gas Co. Ltd. Class A	435,600	1,293
	SG Micro Corp. Class A (XSHE)	95,357	1,291
	Huadong Medicine Co. Ltd. Class A	262,500	1,286
*	Chengxin Lithium Group Co. Ltd. Class A	146,500	1,285
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	204,800	1,282
	Livzon Pharmaceutical Group Inc. Class H	354,771	1,275
	Sichuan Road & Bridge Co. Ltd. Class A	1,054,738	1,266
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	916,573	1,262
	Haisco Pharmaceutical Group Co. Ltd. Class A	146,100	1,254
*	Yihai Kerry Arawana Holdings Co. Ltd. Class A	298,700	1,250
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	1,067,500	1,247
	Zhongtai Securities Co. Ltd. Class A	1,411,778	1,247
	China Lesso Group Holdings Ltd.	2,093,883	1,245
	KE Holdings Inc. ADR	72,145	1,236
	CSI Solar Co. Ltd. Class A	578,689	1,234
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	243,390	1,233
	Shenzhen Capchem Technology Co. Ltd. Class A	120,640	1,229
	Huadian Power International Corp. Ltd. Class A	1,676,895	1,226
13

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Shenzhen Kedali Industry Co. Ltd. Class A	43,500	1,225
	Metallurgical Corp. of China Ltd. Class A	2,831,500	1,221
	Huaxin Building Materials Group Co. Ltd. Class H	569,800	1,211
	Guangdong Dtech Technology Co. Ltd. Class A	34,400	1,196
	Maxscend Microelectronics Co. Ltd. Class A	81,608	1,193
	Zhejiang Crystal-Optech Co. Ltd. Class A	244,996	1,191
*	Remegen Co. Ltd. Class A	62,180	1,187
	Industrial Securities Co. Ltd. Class A	1,330,410	1,185
	Hundsun Technologies Inc. Class A	300,042	1,184
*	Chongqing Afari Technology Co. Ltd. Class A	717,600	1,182
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	323,215	1,181
	China National Chemical Engineering Co. Ltd. Class A	933,200	1,177
	Hangzhou First Applied Material Co. Ltd. Class A	423,370	1,166
	Sangfor Technologies Inc. Class A	66,999	1,158
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	461,444	1,155
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A	909,670	1,154
	Shenzhen MTC Co. Ltd. Class A	709,146	1,153
	Huaneng Lancang River Hydropower Inc. Class A	827,900	1,153
	Sunwoda Electronic Co. Ltd. Class A	283,000	1,146
*	Founder Technology Group Corp. Class A	659,500	1,139
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	6,818,940	1,137
	Shanghai International Port Group Co. Ltd. Class A	1,552,200	1,137
	YongXing Special Materials Technology Co. Ltd. Class A	88,710	1,135
	Lee & Man Paper Manufacturing Ltd.	2,600,583	1,125
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	141,600	1,125
	Shenergy Co. Ltd. Class A	845,900	1,123
	Shenzhen Expressway Corp. Ltd. Class H	1,185,782	1,121
	Shanghai Electric Power Co. Ltd. Class A	449,400	1,121
	CIG Shanghai Co. Ltd. Class A	43,400	1,117
	Spring Airlines Co. Ltd. Class A	161,300	1,116
	Hangzhou Silan Microelectronics Co. Ltd. Class A	260,900	1,110
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	351,100	1,109
	Shenghe Resources Holding Co. Ltd. Class A	285,100	1,094
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	457,450	1,084
	Neway Valve Suzhou Co. Ltd. Class A	117,200	1,081
	GEM Co. Ltd. Class A	798,998	1,077
	Shanghai Baosight Software Co. Ltd. Class A	322,200	1,074
*	Beijing Capital International Airport Co. Ltd. Class H	4,405,292	1,072
*	Yangzijiang Financial Holding Ltd.	5,196,896	1,070
	COSCO SHIPPING Development Co. Ltd. Class H	7,512,713	1,067
*,1	Flat Glass Group Co. Ltd. Class H	928,649	1,063
	Hunan Gold Corp. Ltd. Class A	246,810	1,060
	Sailun Group Co. Ltd. Class A	516,600	1,056
	Empyrean Technology Co. Ltd. Class A	80,630	1,053
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	213,797	1,050
	Geovis Technology Co. Ltd. Class A	125,987	1,050
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	795,814	1,049
	Guanghui Energy Co. Ltd. Class A	1,058,200	1,046
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	1,274,300	1,046
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	788,600	1,043
*	Talkweb Information System Co. Ltd. Class A	199,100	1,041
	Leo Group Co. Ltd. Class A	1,093,300	1,040
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	188,400	1,038
	Pharmaron Beijing Co. Ltd. Class A	239,878	1,035
	Shenzhen Kaifa Technology Co. Ltd. Class A	239,400	1,034
	Yealink Network Technology Corp. Ltd. Class A	191,595	1,026
	Changjiang Securities Co. Ltd. Class A	868,686	1,022
	Haohua Chemical Science & Technology Co. Ltd. Class A	190,700	1,021
*	ASR Microelectronics Co. Ltd. Class A	68,347	1,020
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	80,300	1,019
[1,2]	Blue Moon Group Holdings Ltd.	2,506,500	1,017
*	SICC Co. Ltd. Class A	68,419	1,015
*	Maanshan Iron & Steel Co. Ltd. Class H	3,112,000	1,014
*	Amlogic Shanghai Co. Ltd. Class A	64,997	1,013
	Kingfa Sci & Tech Co. Ltd. Class A	401,300	1,012
	JCHX Mining Management Co. Ltd. Class A	109,732	1,011
	Datang International Power Generation Co. Ltd. Class A	1,646,400	1,006
	Guobo Electronics Co. Ltd. Class A	55,379	999
	Zheshang Securities Co. Ltd. Class A	689,600	998
	Beijing New Building Materials plc Class A	262,096	996
14

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Beijing Enlight Media Co. Ltd. Class A	458,300	996
	Citic Pacific Special Steel Group Co. Ltd. Class A	445,053	996
	Anhui Gujing Distillery Co. Ltd. Class A	63,388	995
	Dongxing Securities Co. Ltd. Class A	506,792	984
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	138,274	984
	Western Superconducting Technologies Co. Ltd. Class A	103,347	983
	Tianshui Huatian Technology Co. Ltd. Class A	507,600	979
	Wangsu Science & Technology Co. Ltd. Class A	413,800	977
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	256,260	973
	Zhejiang Hailiang Co. Ltd. Class A	368,300	972
*	Addsino Co. Ltd. Class A	269,900	971
	Goneo Group Co. Ltd. Class A	147,773	971
	Do-Fluoride New Materials Co. Ltd. Class A	180,620	967
	Zhejiang Longsheng Group Co. Ltd. Class A	501,600	966
	Yunnan Copper Co. Ltd. Class A	341,100	965
	Ningbo Orient Wires & Cables Co. Ltd. Class A	105,674	963
	Guangshen Railway Co. Ltd. Class H	3,142,100	961
	Chengtun Mining Group Co. Ltd. Class A	471,100	959
	Zhejiang Cfmoto Power Co. Ltd. Class A	23,700	955
	Beijing Jingneng Clean Energy Co. Ltd. Class H	3,358,579	951
	XTC New Energy Materials Xiamen Co. Ltd. Class A	78,116	950
	Hainan Airport Infrastructure Co. Ltd. Class A	1,784,923	947
	Hainan Jinpan Smart Technology Co. Ltd. Class A	72,317	941
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	438,620	940
	Huaibei Mining Holdings Co. Ltd. Class A	433,200	940
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	68,856	937
*	Quzhou Xin'an Development Co. Ltd. Class A	1,399,000	934
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	83,500	933
	Asymchem Laboratories Tianjin Co. Ltd. Class A	50,440	932
*	Trina Solar Co. Ltd. Class A	365,088	931
	Kingnet Network Co. Ltd. Class A	350,900	929
	Guangzhou Haige Communications Group Inc. Co. Class A	389,500	922
	LB Group Co. Ltd. Class A	372,100	922
	Jiangsu Yoke Technology Co. Ltd. Class A	73,300	921
	Shandong Sun Paper Industry JSC Ltd. Class A	426,400	920
*	Xinjiang Daqo New Energy Co. Ltd. Class A	280,123	920
	Caitong Securities Co. Ltd. Class A	756,077	918
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	877,618	917
	SooChow Securities Co. Ltd. Class A	776,206	916
	Sichuan Changhong Electric Co. Ltd. Class A	713,100	916
[1]	Towngas Smart Energy Co. Ltd.	2,023,307	915
	Ningbo Joyson Electronic Corp. Class A	216,900	914
	Guolian Minsheng Securities Co. Ltd. Class A	645,500	913
*	Yonyou Network Technology Co. Ltd. Class A	531,162	912
	Intco Medical Technology Co. Ltd. Class A	108,910	910
*	Shanghai Junshi Biosciences Co. Ltd. Class A	153,529	909
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	43,643	909
	Hangzhou Tigermed Consulting Co. Ltd. Class A	110,729	900
	JL Mag Rare-Earth Co. Ltd. Class A	185,618	899
	Bank of Changsha Co. Ltd. Class A	614,000	897
	Goke Microelectronics Co. Ltd. Class A	34,200	897
	Youngor Group Co. Ltd. Class A	794,900	895
*	Ningbo Shanshan Co. Ltd. Class A	365,500	894
	Hangzhou GreatStar Industrial Co. Ltd.	177,600	893
	Shenzhen Huaqiang Industry Co. Ltd. Class A	164,300	892
*	BeOne Medicines Ltd. Class A	25,583	888
*	Sensteed Hi-tech Group Class A	1,567,629	887
	ACM Research Shanghai Inc. Class A	38,953	887
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	88,242	883
	Isoftstone Information Technology Group Co. Ltd. Class A	151,900	882
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	853,120	879
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,249,974	876
	Beijing Yanjing Brewery Co. Ltd. Class A	449,200	875
*	Far East Smarter Energy Co. Ltd. Class A	347,300	868
	Bank of Suzhou Co. Ltd. Class A	693,860	865
	Ecovacs Robotics Co. Ltd. Class A	90,200	864
	China Railway Signal & Communication Corp. Ltd. Class A	1,145,497	862
	Jiangsu Hoperun Software Co. Ltd. Class A	129,100	860
	Ginlong Technologies Co. Ltd. Class A	61,714	860
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	258,900	859
15

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	New Hope Liuhe Co. Ltd. Class A	669,600	857
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	192,520	857
*	Seazen Holdings Co. Ltd. Class A	394,797	856
*	3peak Inc. Class A	21,687	856
*	Wintime Energy Group Co. Ltd. Class A	3,294,600	856
*	China Vanke Co. Ltd. Class A	1,490,500	855
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	140,700	854
*	Beijing Yandong Microelectronic Co. Ltd. Class A	135,603	851
	Jiangsu Financial Leasing Co. Ltd. Class A	838,100	846
	Dong-E-E-Jiao Co. Ltd. Class A	104,700	844
	China Resources Building Materials Technology Holdings Ltd.	4,855,958	840
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	634,439	840
	All Winner Technology Co. Ltd. Class A	159,271	840
	China Great Wall Securities Co. Ltd. Class A	642,400	839
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	117,977	834
	Keda Industrial Group Co. Ltd. Class A	293,700	834
	Shanghai RAAS Blood Products Co. Ltd. Class A	1,022,800	833
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	543,600	833
	Smartsens Technology Shanghai Co. Ltd. Class A	63,856	827
	Hongta Securities Co. Ltd. Class A	747,700	826
	Ming Yang Smart Energy Group Ltd. Class A	354,300	826
*	JA Solar Technology Co. Ltd. Class A	515,989	824
*	Yonghui Superstores Co. Ltd. Class A	1,460,200	824
	Sun Art Retail Group Ltd.	4,424,000	823
	Sichuan Yahua Industrial Group Co. Ltd. Class A	183,000	823
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	369,150	821
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	618,585	818
	Offshore Oil Engineering Co. Ltd. Class A	823,200	817
	BOC International China Co. Ltd. Class A	447,600	817
*	Tianfeng Securities Co. Ltd. Class A	1,544,900	815
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	169,200	811
	Beijing Tong Ren Tang Co. Ltd. Class A	198,686	808
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	255,788	806
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	144,756	804
*	China National Software & Service Co. Ltd. Class A	144,797	803
*,3	Wingtech Technology Co. Ltd. Class A	194,300	800
	Hoshine Silicon Industry Co. Ltd. Class A	121,200	795
	Shenzhen SC New Energy Technology Corp. Class A	57,800	794
	Sinolink Securities Co. Ltd. Class A	601,000	793
	Mango Excellent Media Co. Ltd. Class A	276,629	790
	Guangzhou Automobile Group Co. Ltd. Class A	762,930	789
	Hisense Visual Technology Co. Ltd. Class A	210,100	789
	Beijing Easpring Material Technology Co. Ltd. Class A	84,100	787
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	43,100	787
*	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	617,875	786
	Changchun High-Tech Industry Group Co. Ltd. Class A	62,782	783
	GalaxyCore Inc. Class A	385,691	782
	Nanjing Iron & Steel Co. Ltd. Class A	986,500	780
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	90,100	779
	Sai Micro Electronics Inc. Class A	114,900	777
	Cathay Biotech Inc. Class A	109,770	774
	Imeik Technology Development Co. Ltd. Class A	45,460	766
	APT Medical Inc. Class A	21,995	766
	Luxi Chemical Group Co. Ltd. Class A	304,300	762
	COFCO Sugar Holding Co. Ltd. Class A	344,800	760
	Jiangsu King's Luck Brewery JSC Ltd. Class A	189,006	760
*,2	CanSino Biologics Inc. Class H	199,859	757
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	1,110,400	755
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	332,900	755
[2]	Everbright Securities Co. Ltd. Class H	734,070	754
	Angel Yeast Co. Ltd. Class A	137,000	754
	Inner Mongolia Berun Chemical Co. Ltd. Class A	572,200	753
	Glarun Technology Co. Ltd. Class A	186,800	752
	Beijing Sinnet Technology Co. Ltd. Class A	319,800	750
	Ruijie Networks Co. Ltd. Class A	54,840	749
	Qingdao Hanhe Cable Co. Ltd. Class A	583,495	747
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	129,311	746
*,3	Hopson Development Holdings Ltd.	2,211,947	746
	Heilongjiang Agriculture Co. Ltd. Class A	304,000	745
	China Rare Earth Nonferrous Metals Co. Ltd. Class A	55,000	744
16

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	1,384,100	742
	Shenzhen Han's CNC Technology Co. Ltd. Class A	27,400	740
	Xiamen C & D Inc. Class A	531,000	739
	Kaishan Group Co. Ltd. Class A	163,044	738
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	216,846	737
	Cinda Securities Co. Ltd. Class A	296,400	737
	Oriental Pearl Group Co. Ltd. Class A	499,400	734
	Sunresin New Materials Co. Ltd. Class A	78,000	731
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	157,477	728
	Zhefu Holding Group Co. Ltd. Class A	935,000	725
	China Oilfield Services Ltd. Class A	327,289	725
	Skshu Paint Co. Ltd. Class A	115,403	722
*	CCOOP Group Co. Ltd. Class A	2,811,600	722
	Hunan Valin Steel Co. Ltd. Class A	1,056,100	720
	Anjoy Foods Group Co. Ltd. Class A	44,800	719
*	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	42,100	715
	First Capital Securities Co. Ltd. Class A	636,700	714
	Sichuan New Energy Power Co. Ltd. Class A	278,700	714
	Joinn Laboratories China Co. Ltd. Class A	123,628	707
	CNOOC Energy Technology & Services Ltd. Class A	1,082,200	703
	Jiangsu Pacific Quartz Co. Ltd.Class A	86,600	703
	China International Marine Containers Group Co. Ltd. Class A	385,540	701
	Huaxin Building Materials Group Co. Ltd. Class A	221,600	699
	Western Securities Co. Ltd. Class A	662,694	699
	Qingdao TGOOD Electric Co. Ltd. Class A	160,300	696
	Youngy Co. Ltd. Class A	43,600	696
*	Zhejiang Rongtai Electric Material Co. Ltd. Class A	56,900	693
[1]	Central China Securities Co. Ltd. Class H	2,854,621	692
*	Hangzhou Iron & Steel Co. Class A	538,500	692
	Fujian Funeng Co. Ltd. Class A	467,940	687
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	246,000	687
	Beijing Roborock Technology Co. Ltd. Class A	40,261	685
	DHC Software Co. Ltd. Class A	564,000	683
	Jiangsu Expressway Co. Ltd. Class A	378,575	682
	Guoyuan Securities Co. Ltd. Class A	631,751	682
	G-bits Network Technology Xiamen Co. Ltd. Class A	11,400	682
	Bestechnic Shanghai Co. Ltd. Class A	27,242	681
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	157,300	676
	Perfect World Co. Ltd. Class A	302,200	675
	Beijing Tricolor Technology Co. Ltd. Class A	32,200	671
	Thunder Software Technology Co. Ltd. Class A	71,100	670
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	199,400	669
*	OFILM Group Co. Ltd. Class A	521,500	667
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	667,200	665
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	494,438	664
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	225,500	664
*	Hangzhou Lion Microelectronics Co. Ltd. Class A	109,534	663
*,2	BAIC Motor Corp. Ltd. Class H	3,714,436	662
	TangShan Port Group Co. Ltd. Class A	970,529	661
	Beijing Jingneng Power Co. Ltd. Class A	921,700	660
	Xinfengming Group Co. Ltd. Class A	241,700	657
	Shenzhen Energy Group Co. Ltd. Class A	651,220	653
	Meihua Holdings Group Co. Ltd. Class A	449,300	653
	China Merchants Port Group Co. Ltd. Class A	201,000	652
	Ningbo Zhoushan Port Co. Ltd. Class A	1,203,000	652
*	IRICO Display Devices Co. Ltd. Class A	549,800	652
*	Jiangxi Special Electric Motor Co. Ltd. Class A	273,700	649
	SPIC Industry-Finance Holdings Co. Ltd. Class A	745,300	646
	Shenzhen Goodix Technology Co. Ltd. Class A	67,600	645
	HLA Group Corp. Ltd. Class A	666,353	645
	Jiangsu Yangnong Chemical Co. Ltd. Class A	60,580	643
	Wuxi Autowell Technology Co. Ltd. Class A	53,418	642
	Weihai Guangwei Composites Co. Ltd. Class A	132,420	641
	Nanjing Securities Co. Ltd. Class A	594,200	641
	China Southern Power Grid Energy Storage Co. Ltd. Class A	303,800	641
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	319,000	639
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	1,924,289	639
	Guangdong Electric Power Development Co. Ltd. Class A	667,200	637
	GRG Banking Equipment Co. Ltd. Class A	371,287	636
	Lepu Medical Technology Beijing Co. Ltd. Class A	301,800	636
17

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Bethel Automotive Safety Systems Co. Ltd. Class A	94,080	636
	Xizang Zhufeng Resources Co. Ltd. Class A	156,100	635
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	91,200	629
	Zhejiang Dingli Machinery Co. Ltd. Class A	77,654	629
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	21,586	628
	AECC Aero-Engine Control Co. Ltd. Class A	206,400	627
	Shanxi Coal International Energy Group Co. Ltd. Class A	303,200	626
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	445,100	623
	China Film Group Co. Ltd. Class A	308,066	623
*	Shenzhen Infogem Technologies Co. Ltd. Class A	113,088	622
	Jointown Pharmaceutical Group Co. Ltd. Class A	820,984	622
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	245,200	621
	Swancor Advanced Materials Co. Ltd. Class A	35,091	620
	Xiamen Faratronic Co. Ltd. Class A	35,700	619
[1,2]	Joinn Laboratories China Co. Ltd. Class H	223,663	619
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	217,799	618
	China National Medicines Corp. Ltd. Class A	146,600	616
	Beijing Tiantan Biological Products Corp. Ltd. Class A	294,760	616
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	164,620	616
	CITIC Heavy Industries Co. Ltd. Class A	691,700	616
	China Zhenhua Group Science & Technology Co. Ltd. Class A	98,200	615
*,2	China Bohai Bank Co. Ltd. Class H	5,405,083	614
	AVICOPTER plc Class A	133,900	613
*	J-Yuan Trust Co. Ltd. Class A	1,420,900	613
*	GoodWe Technologies Co. Ltd. Class A	38,276	609
*	BAIC Foton Motor Co. Ltd. Class A	1,175,000	608
	Xuji Electric Co. Ltd. Class A	163,600	607
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	241,860	606
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	220,000	604
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	1,385,700	603
*	Flat Glass Group Co. Ltd. Class A	303,195	603
	Juneyao Airlines Co. Ltd. Class A	358,518	601
	CECEP Wind-Power Corp. Class A	957,990	599
*	Xiangcai Co. Ltd. Class A	456,700	597
	StarPower Semiconductor Ltd. Class A	39,080	596
	Shaanxi Energy Investment Co. Ltd. Class A	344,100	596
*	AVIC Chengdu UAS Co. Ltd. Class A	88,264	594
	Capital Securities Co. Ltd. Class A	243,400	594
*	Baimtec Material Co. Ltd. Class A	70,621	594
*	NavInfo Co. Ltd. Class A	445,996	593
	COSCO SHIPPING Development Co. Ltd. Class A	1,520,540	593
	Shanghai Construction Group Co. Ltd. Class A	1,474,000	584
*	Tsinghua Tongfang Co. Ltd. Class A	497,600	584
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	143,500	583
*	GCL System Integration Technology Co. Ltd. Class A	932,600	581
	Liaoning Port Co. Ltd. Class A	2,415,200	581
	Shanghai Moons' Electric Co. Ltd. Class A	66,300	580
	Jason Furniture Hangzhou Co. Ltd. Class A	135,830	578
*	Zhejiang Yongtai Technology Co. Ltd. Class A	160,115	577
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	106,297	577
	Anhui Yingjia Distillery Co. Ltd. Class A	103,200	575
	Oppein Home Group Inc. Class A	82,851	571
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	204,800	568
*	North Industries Group Red Arrow Co. Ltd. Class A	218,900	567
	STO Express Co. Ltd. Class A	236,499	567
	Hualan Biological Engineering Inc. Class A	267,864	566
*	Guosheng Securities Inc. Class A	304,200	565
	Tian Di Science & Technology Co. Ltd. Class A	673,800	562
	iRay Group Class A	33,438	562
	Chongqing Brewery Co. Ltd. Class A	69,400	560
	Beijing Ultrapower Software Co. Ltd. Class A	390,600	558
*	Minmetals New Energy Materials Hunan Co. Ltd.	350,249	558
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	403,400	557
	Southwest Securities Co. Ltd. Class A	893,700	556
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	2,044,864	555
	Beijing Shiji Information Technology Co. Ltd. Class A	373,015	555
	Levima Advanced Materials Corp. Class A	156,800	555
	Huaxi Securities Co. Ltd. Class A	432,000	553
	Hesteel Co. Ltd. Class A	1,613,978	552
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	375,200	551
18

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Pantum Technology Co. Ltd. Class A	195,225	550
	China South Publishing & Media Group Co. Ltd. Class A	330,221	550
	Sinoma International Engineering Co. Class A	400,000	548
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	874,400	546
	YUNDA Holding Group Co. Ltd. Class A	473,970	546
	Eastern Air Logistics Co. Ltd. Class A	232,698	546
	Fujian Sunner Development Co. Ltd. Class A	199,800	545
*,1	Sinopec Oilfield Service Corp. Class H	5,208,803	545
*	Angang Steel Co. Ltd. Class H	2,898,568	544
*	Maanshan Iron & Steel Co. Ltd. Class A	959,100	544
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	339,200	544
	Wuchan Zhongda Group Co. Ltd. Class A	722,000	542
	Guangzhou Development Group Inc. Class A	520,200	542
	Titan Wind Energy Suzhou Co. Ltd. Class A	306,100	540
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	234,719	539
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	105,617	539
	State Grid Yingda Co. Ltd. Class A	617,606	538
	Qingdao Port International Co. Ltd. Class A	413,600	536
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	1,191,290	534
	Tasly Pharmaceutical Group Co. Ltd. Class A	240,500	533
*	Kangmei Pharmaceutical Co. Ltd. Class A	2,127,500	533
	Bank of Qingdao Co. Ltd. Class A	598,480	532
	Fangda Carbon New Material Co. Ltd. Class A	638,316	531
	Huaan Securities Co. Ltd. Class A	648,700	531
	Shandong Hi-speed Co. Ltd. Class A	338,700	530
	Guangzhou Baiyun International Airport Co. Ltd. Class A	411,900	528
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	219,220	524
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	379,000	523
	Hisense Home Appliances Group Co. Ltd. Class A	148,100	522
	Lakala Payment Co. Ltd. Class A	131,500	520
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	157,500	518
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	201,700	517
	Autel Intelligent Technology Corp. Ltd. Class A	103,649	517
*	Qi An Xin Technology Group Inc. Class A	116,523	517
	Sinotrans Ltd. Class A	584,900	514
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	643,140	512
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	239,700	512
	Sealand Securities Co. Ltd. Class A	886,140	509
	Shanghai M&G Stationery Inc. Class A	141,500	509
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	193,900	507
	Huali Industrial Group Co. Ltd. Class A	90,598	507
	Shandong Humon Smelting Co. Ltd. Class A	206,576	505
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	139,398	504
	Green Development Electricity Group of Tianjin Co. Ltd. Class A	347,800	503
*	Pacific Securities Co. Ltd. Class A	928,800	502
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	463,300	502
	Weifu High-Technology Group Co. Ltd. Class B	284,162	501
	China Baoan Group Co. Ltd. Class A	393,700	500
	Shanghai Lingang Holdings Corp. Ltd. Class A	376,288	497
*	CITIC Metal Co. Ltd. Class A	244,200	497
	Newland Digital Technology Co. Ltd. Class A	169,699	496
	China TransInfo Technology Co. Ltd. Class A	376,100	495
	Shenzhen Senior Technology Material Co. Ltd. Class A	204,200	495
	BBMG Corp. Class H	5,067,085	493
	Caida Securities Co. Ltd. Class A	523,000	493
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	325,160	492
*	Sinopec Oilfield Service Corp. Class A	1,234,700	492
	Zhejiang Supor Co. Ltd. Class A	70,976	489
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	67,700	488
	Livzon Pharmaceutical Group Inc. Class A	101,400	486
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	177,372	486
	Jizhong Energy Resources Co. Ltd. Class A	588,803	485
	Betta Pharmaceuticals Co. Ltd. Class A	63,500	485
	People.cn Co. Ltd. Class A	173,281	483
	Walvax Biotechnology Co. Ltd. Class A	252,400	482
	CSSC Science & Technology Co. Ltd. Class A	240,100	482
	Minmetals Capital Co. Ltd. Class A	626,100	482
*	Siasun Robot & Automation Co. Ltd. Class A	217,920	480
	Xi'An Shaangu Power Co. Ltd. Class A	355,200	478
	Shanghai Huayi Group Co. Ltd. Class A	298,700	477
19

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Winning Health Technology Group Co. Ltd. Class A	376,080	476
	Guangdong Electric Power Development Co. Ltd. Class B	1,771,491	475
	Beijing Shougang Co. Ltd. Class A	702,400	470
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	154,394	470
	Sany Renewable Energy Co. Ltd. Class A	129,163	470
	Apeloa Pharmaceutical Co. Ltd. Class A	174,800	469
	Yonfer Agricultural Technology Co. Ltd. Class A	209,300	468
*	MGI Tech Co. Ltd. Class A	62,452	467
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	252,390	466
	An Hui Wenergy Co. Ltd. Class A	390,900	463
	Shenzhen SED Industry Co. Ltd. Class A	181,300	461
*	Greenland Holdings Corp. Ltd. Class A	1,993,300	460
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	578,400	460
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	307,247	459
*	Business-intelligence of Oriental Nations Corp. Ltd. Class A	201,900	459
	Shandong Linglong Tyre Co. Ltd. Class A	236,200	458
*	Ruyi Film Holding Co. Ltd. Class A	308,599	458
	Pylon Technologies Co. Ltd. Class A	40,436	458
	Dongguan Yiheda Automation Co. Ltd. Class A	108,720	453
	Zhongshan Public Utilities Group Co. Ltd. Class A	261,500	450
	Beijing Jetsen Technology Co. Ltd. Class A	545,800	449
	Bank of Guiyang Co. Ltd. Class A	508,200	448
	Bloomage Biotechnology Corp. Ltd. Class A	73,873	448
	Songcheng Performance Development Co. Ltd. Class A	394,720	446
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	977,900	445
	China Southern Power Grid Technology Co. Ltd. Class A	55,046	445
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	37,400	444
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	158,892	443
	Shanxi Securities Co. Ltd. Class A	533,990	443
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	350,200	443
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	124,700	442
*	Shenzhen Dynanonic Co. Ltd. Class A	41,632	442
*	Shanxi Meijin Energy Co. Ltd. Class A	674,800	441
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	508,300	440
	Guangxi Liugong Machinery Co. Ltd. Class A	309,100	439
	Sichuan Teway Food Group Co. Ltd. Class A	174,744	439
	Zhejiang HangKe Technology Inc. Co. Class A	93,351	438
	Hainan Mining Co. Ltd. Class A	241,300	434
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	625,892	433
	Beijing Originwater Technology Co. Ltd. Class A	750,600	432
*	Grandjoy Holdings Group Co. Ltd. Class A	954,388	429
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	319,500	428
	CETC Cyberspace Security Technology Co. Ltd. Class A	185,898	428
	Chengdu Xingrong Environment Co. Ltd. Class A	420,805	425
	Bluestar Adisseo Co. Class A	218,300	425
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	543,652	421
	BBMG Corp. Class A	1,730,200	421
*	Fujian Kuncai Material Technology Co. Ltd. Class A	84,980	421
*	Angang Steel Co. Ltd. Class A	1,249,900	420
	BTG Hotels Group Co. Ltd. Class A	182,796	419
	CECEP Solar Energy Co. Ltd. Class A	571,680	418
	China Meheco Group Co. Ltd. Class A	275,020	418
	Zhuzhou Kibing Group Co. Ltd. Class A	450,000	418
	Jiangsu Xukuang Energy Co. Ltd. Class A	608,700	418
*	Hytera Communications Corp. Ltd. Class A	285,300	417
	Beijing United Information Technology Co. Ltd. Class A	104,255	416
	Aisino Corp. Class A	336,600	415
	Northeast Securities Co. Ltd. Class A	324,100	413
	FAW Jiefang Group Co. Ltd. Class A	417,386	412
	CSG Holding Co. Ltd. Class B	2,197,752	410
*	Tianma Microelectronics Co. Ltd. Class A	364,666	408
*	Farasis Energy Gan Zhou Co. Ltd. Class A	197,516	406
	Qingdao Rural Commercial Bank Corp. Class A	907,900	404
	Beijing Dabeinong Technology Group Co. Ltd. Class A	701,200	400
	Transfar Zhilian Co. Ltd. Class A	467,400	400
	Visual China Group Co. Ltd. Class A	124,100	399
	China Railway Hi-tech Industry Co. Ltd. Class A	348,500	398
	Autobio Diagnostics Co. Ltd. Class A	80,965	397
	Guangshen Railway Co. Ltd. Class A	841,100	397
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	62,950	396
20

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	AIMA Technology Group Co. Ltd. Class A	115,200	396
*	Huaihe Energy Group Co. Ltd. Class A	748,600	396
	Topchoice Medical Corp. Class A	63,556	394
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	242,900	394
	Yili Chuanning Biotechnology Co. Ltd. Class A	267,000	393
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	389,084	392
	Leyard Optoelectronic Co. Ltd. Class A	419,800	392
	Shenzhen Aisidi Co. Ltd. Class A	192,100	389
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	38,180	389
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	681,930	388
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	1,166,700	387
	Hangzhou Robam Appliances Co. Ltd. Class A	145,600	383
	Bright Dairy & Food Co. Ltd. Class A	348,300	378
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	570,300	378
	Jointo Energy Investment Co. Ltd. Hebei Class A	269,600	377
	C&S Paper Co. Ltd. Class A	301,600	377
	Weifu High-Technology Group Co. Ltd. Class A	130,600	375
	Jinyu Bio-Technology Co. Ltd. Class A	175,100	375
	Winner Medical Co. Ltd. Class A	81,640	375
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	62,700	375
	Jiangsu Cnano Technology Co. Ltd. Class A	59,421	375
	Hangzhou Shunwang Technology Co. Ltd. Class A	100,300	373
*	Ourpalm Co. Ltd. Class A	505,700	372
	Shanghai Tunnel Engineering Co. Ltd. Class A	427,444	372
	Baoji Titanium Industry Co. Ltd. Class A	75,823	372
	Luxin Venture Capital Group Co. Ltd. Class A	116,000	371
	Shenzhen Airport Co. Ltd. Class A	354,216	370
	Micro-Tech Nanjing Co. Ltd. Class A	29,706	370
	Shanghai Awinic Technology Co. Ltd. Class A	37,181	370
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	546,300	369
	Triangle Tyre Co. Ltd. Class A	171,400	369
	Xiamen Intretech Inc. Class A	130,080	368
*	Offcn Education Technology Co. Ltd. Class A	945,400	367
	By-health Co. Ltd. Class A	237,266	366
*	TianShan Material Co. Ltd. Class A	536,300	366
	Zhejiang Huace Film & Television Co. Ltd. Class A	284,600	365
	Yantai Eddie Precision Machinery Co. Ltd. Class A	107,240	365
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	504,600	365
	Jiangsu Linyang Energy Co. Ltd. Class A	408,200	364
*	Sinochem International Corp. Class A	539,800	364
	Taiji Computer Corp. Ltd. Class A	142,998	363
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	299,972	362
	Guangxi Guiguan Electric Power Co. Ltd. Class A	243,360	360
	Anhui Expressway Co. Ltd. Class A	156,300	358
	Keboda Technology Co. Ltd. Class A	44,796	354
*	Vanchip Tianjin Technology Co. Ltd. Class A	75,165	353
	Zhejiang Semir Garment Co. Ltd. Class A	396,800	352
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	309,000	352
	Sichuan Swellfun Co. Ltd. Class A	73,600	351
	Nanjing Hanrui Cobalt Co. Ltd. Class A	49,300	351
	Anhui Anke Biotechnology Group Co. Ltd. Class A	269,028	349
	Shaanxi International Trust Co. Ltd. Class A	726,100	347
	Neusoft Corp. Class A	266,800	347
	Luolai Lifestyle Technology Co. Ltd. Class A	209,300	345
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	253,800	344
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	144,300	344
	Shandong Pharmaceutical Glass Co. Ltd. Class A	125,700	343
	Bank of Xi'an Co. Ltd. Class A	634,000	343
	Valiant Co. Ltd. Class A	140,300	342
	Sinosoft Co. Ltd. Class A	141,448	342
	Opple Lighting Co. Ltd. Class A	114,774	341
	Anhui Kouzi Distillery Co. Ltd. Class A	97,300	340
	Hoymiles Power Electronics Inc. Class A	20,543	340
*	BGI Genomics Co. Ltd. Class A	57,791	339
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	504,780	337
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	174,371	337
	Skyworth Digital Co. Ltd. Class A	180,300	336
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	166,991	336
	ORG Technology Co. Ltd. Class A	414,500	335
	Gambol Pet Group Co. Ltd. Class A	41,600	334
21

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Liaoning Cheng Da Co. Ltd. Class A	190,500	333
	Zhejiang Medicine Co. Ltd. Class A	155,700	333
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	160,322	332
	Tianneng Battery Group Co. Ltd. Class A	73,990	331
	Hefei Meiya Optoelectronic Technology Inc. Class A	128,210	329
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	161,300	328
	OPT Machine Vision Tech Co. Ltd. Class A	20,392	328
	Shanghai Environment Group Co. Ltd. Class A	272,292	327
	Central China Securities Co. Ltd. Class A	549,200	327
*	Hongyuan Green Energy Co. Ltd. Class A	102,500	327
	China National Accord Medicines Corp. Ltd. Class B	183,959	326
*	Digital China Information Service Co. Ltd. Class A	161,000	325
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	241,527	325
	Longshine Technology Group Co. Ltd. Class A	161,400	325
	Chinalin Securities Co. Ltd. Class A	141,500	323
*	Easyhome New Retail Group Co. Ltd.Class A	845,400	321
	Yangling Metron New Material Inc. Class A	110,460	321
	Suzhou Nanomicro Technology Co. Ltd. Class A	66,261	317
	Shenzhen Agricultural Power Group Co. Ltd. Class A	290,900	315
*,3	Jihua Group Corp. Ltd. Class A	734,100	315
	Eternal Asia Supply Chain Management Ltd. Class A	378,500	311
	Shanghai Bailian Group Co. Ltd. Class A	256,600	311
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	174,783	310
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	30,100	308
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	468,500	307
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	39,372	306
	Jiangsu Guoxin Corp. Ltd. Class A	272,245	304
	Camel Group Co. Ltd. Class A	206,570	302
*	Oriental Energy Co. Ltd. Class A	256,500	302
	Guangzhou Wondfo Biotech Co. Ltd. Class A	110,660	297
	Jafron Biomedical Co. Ltd. Class A	105,984	296
	JiuGui Liquor Co. Ltd. Class A	47,100	295
	Wangfujing Group Co. Ltd. Class A	162,000	294
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	176,200	293
	Shede Spirits Co. Ltd. Class A	44,800	291
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	122,500	290
*	Porton Pharma Solutions Ltd. Class A	92,595	290
	Zhejiang Runtu Co. Ltd. Class A	181,405	289
	China National Accord Medicines Corp. Ltd. Class A	79,910	287
	China World Trade Center Co. Ltd. Class A	93,200	287
	Yifan Pharmaceutical Co. Ltd. Class A	174,100	286
*	Alpha Group Class A	233,900	286
	Shenzhen Gas Corp. Ltd. Class A	281,300	286
	Shandong Denghai Seeds Co. Ltd. Class A	190,000	285
	Guangzhou Port Co. Ltd. Class A	600,100	285
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	275,400	284
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	363,800	283
*	Air China Cargo Co. Ltd. Class A	370,795	283
*	Wonders Information Co. Ltd. Class A	330,100	281
*	Polaris Bay Group Co. Ltd. Class A	304,100	280
	Shanghai Jahwa United Co. Ltd. Class A	95,000	280
	Xiamen ITG Group Corp. Ltd. Class A	308,000	279
	Inmyshow Digital Technology Group Co. Ltd. Class A	318,200	279
*	Gemdale Corp. Class A	649,600	277
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	73,600	275
*	Hunan Corun New Energy Co. Ltd. Class A	246,100	275
	Tianjin Port Co. Ltd. Class A	394,636	274
	Harbin Boshi Automation Co. Ltd. Class A	142,800	268
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	220,300	268
	Beijing Gehua CATV Network Co. Ltd. Class A	227,500	267
	DongFeng Automobile Co. Ltd. Class A	270,200	266
	Suzhou Anjie Technology Co. Ltd. Class A	109,000	264
	Dian Diagnostics Group Co. Ltd. Class A	92,200	262
	Bank of Zhengzhou Co. Ltd. Class A	978,341	262
	Lao Feng Xiang Co. Ltd. Class A	44,969	260
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	335,800	260
	Shanghai SMI Holding Co. Ltd. Class A	414,500	259
*	KingClean Electric Co. Ltd. Class A	55,014	258
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	316,700	257
	Ovctek China Inc. Class A	120,520	255
22

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	114,200	254
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	166,200	253
*	China Enterprise Co. Ltd. Class A	666,255	252
	Shandong Publishing & Media Co. Ltd. Class A	229,800	251
	Laobaixing Pharmacy Chain JSC Class A	121,790	250
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	446,700	248
	CSG Holding Co. Ltd. Class A	416,900	246
*	Chongqing Taiji Industry Group Co. Ltd. Class A	107,900	246
	Double Medical Technology Inc. Class A	38,300	244
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	60,600	243
	Suofeiya Home Collection Co. Ltd. Class A	135,100	238
	BBMG Jidong Cement Group Co. Ltd. Class A	365,900	230
	Harbin Hatou Investment Co. Ltd. Class A	253,629	228
*	Youzu Interactive Co. Ltd. Class A	151,300	227
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	572,100	226
	Shanghai Huayi Group Co. Ltd. Class B	421,647	225
	Huaxia Eye Hospital Group Co. Ltd. Class A	83,700	223
	Dongguan Development Holdings Co. Ltd. Class A	145,600	222
	Zhejiang Construction Investment Group Co. Ltd. Class A	180,800	222
*	Red Star Macalline Group Corp. Ltd. Class A	562,080	220
	CMST Development Co. Ltd. Class A	284,100	220
*	Greattown Holdings Ltd. Class A	316,500	219
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	835,400	217
	Chongqing Department Store Co. Ltd. Class A	69,200	216
	Chongqing Water Group Co. Ltd. Class A	330,700	215
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	285,400	215
	Luenmei Quantum Co. Ltd. Class A	219,200	214
	Rizhao Port Co. Ltd. Class A	491,500	213
	China Merchants Property Operation & Service Co. Ltd. Class A	141,100	212
	Fushun Special Steel Co. Ltd. Class A	263,500	211
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	225,000	209
*	Guangdong Golden Dragon Development Inc. Class A	136,800	209
*	Toly Bread Co. Ltd. Class A	281,854	206
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	408,600	205
	Jiangling Motors Corp. Ltd. Class A	74,254	204
	Sansure Biotech Inc. Class A	79,534	200
	Anhui Xinhua Media Co. Ltd. Class A	220,000	195
*	CanSino Biologics Inc. Class A	21,457	194
	Huafa Industrial Co. Ltd. Zhuhai Class A	378,200	192
	Huapont Life Sciences Co. Ltd. Class A	257,600	188
	Eyebright Medical Technology Beijing Co. Ltd. Class A	24,993	188
	China Animal Husbandry Industry Co. Ltd. Class A	169,400	187
	Zhejiang Wanliyang Co. Ltd. Class A	177,600	185
*	Montnets Cloud Technology Group Co. Ltd. Class A	132,300	184
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	55,300	184
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	70,706	181
	North Huajin Chemical Industries Co. Ltd. Class A	215,896	180
	Three Squirrels Inc. Class A	63,100	180
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	112,000	178
	Beijing Shunxin Agriculture Co. Ltd. Class A	94,995	177
	Topsec Technologies Group Inc. Class A	163,600	176
*	Financial Street Holdings Co. Ltd. Class A	360,690	168
	Shenzhen Expressway Corp. Ltd. Class A	126,300	168
*,3	Liuzhou Iron & Steel Co. Ltd. Class A	247,100	165
*	LianChuang Electronic Technology Co. Ltd. Class A	145,110	164
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	157,700	164
*	Daan Gene Co. Ltd. Class A	192,016	163
	Guangdong South New Media Co. Ltd. Class A	29,300	163
*	Sansteel Minguang Co. Ltd. Fujian Class A	312,100	157
	Huabao Flavours & Fragrances Co. Ltd. Class A	64,200	156
	North China Pharmaceutical Co. Ltd. Class A	203,500	156
	Joyoung Co. Ltd. Class A	95,700	153
	Qinhuangdao Port Co. Ltd. Class A	294,000	151
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	409,000	148
*	Cinda Real Estate Co. Ltd. Class A	318,983	146
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	72,700	145
	Guangdong Marubi Biotechnology Co. Ltd. Class A	38,489	142
	NanJi E-Commerce Co. Ltd. Class A	314,099	140
*	Shanying International Holding Co. Ltd. Class A	647,200	138
*	Shanghai AJ Group Co. Ltd. Class A	189,933	135
23

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	ADAMA Ltd. Class A	134,900	135
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	124
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	108,500	104
	Autohome Inc. Class A	22,173	103
*,2	Red Star Macalline Group Corp. Ltd. Class H	43,082	8
*,3	Yango Group Co. Ltd. Class A	522,797	—
*,3	Tunghsu Optoelectronic Technology Co. Ltd. Class A	644,900	—
*,3	China Grand Automotive Services Group Co. Ltd. Series A	1,009,400	—
			7,096,406
Colombia (0.1%)
	Grupo Cibest SA ADR	250,949	17,112
	Grupo Cibest SA	518,356	10,748
	Interconexion Electrica SA ESP	968,763	7,492
	Cementos Argos SA	1,287,690	4,212
	Ecopetrol SA	5,689,719	4,066
	Ecopetrol SA ADR	233,070	3,300
			46,930
Czech Republic (0.0%)
	CEZ A/S	319,610	18,426
	Komercni banka A/S	186,869	9,956
[2]	Moneta Money Bank A/S	583,997	5,141
	Colt CZ Group SE	35,067	1,797
			35,320
Denmark (0.9%)
	Novo Nordisk A/S Class B	7,372,124	313,580
	DSV A/S	440,832	108,418
	Danske Bank A/S	1,464,358	75,280
	Vestas Wind Systems A/S	2,329,189	71,621
	Novonesis (Novozymes) B Class B	803,140	49,350
*	Genmab A/S	142,627	37,764
*,2	Orsted A/S	1,063,555	28,443
	Carlsberg A/S Class B	208,829	28,294
	Coloplast A/S Class B	309,468	19,117
[1]	AP Moller - Maersk A/S Class B	7,202	17,099
	Tryg A/S	703,032	16,893
	AP Moller - Maersk A/S Class A	5,951	13,995
	Pandora A/S	173,634	13,213
*,1	Demant A/S	188,726	5,985
	ROCKWOOL A/S Class B	187,306	5,453
	H Lundbeck A/S	598,060	4,021
	H Lundbeck A/S Class A	124,308	690
			809,216
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	5,860,528	14,758
	Talaat Moustafa Group	1,660,804	2,915
			17,673
Finland (0.7%)
	Nokia OYJ	12,045,524	153,057
	Nordea Bank Abp	5,225,418	97,961
	Sampo OYJ Class A (XHEL)	5,711,345	59,348
	Kone OYJ Class B	720,790	45,882
	Wartsila OYJ Abp	1,049,719	44,085
	Nordea Bank Abp (XHEL)	2,285,859	42,985
	UPM-Kymmene OYJ	1,198,216	35,902
	Neste OYJ	944,426	32,623
	Metso OYJ	1,592,005	27,501
	Fortum OYJ	971,128	24,466
	Orion OYJ Class B	241,988	19,550
	Elisa OYJ	327,772	15,919
	Kesko OYJ Class B	616,243	15,189
	Stora Enso OYJ Class R	1,345,686	14,984
	Valmet OYJ	328,299	8,572
			638,024
France (5.4%)
	Schneider Electric SE	1,253,948	399,017
	TotalEnergies SE (TQEX)	4,197,943	390,298
	LVMH Moet Hennessy Louis Vuitton SE	589,939	315,151
24

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Airbus SE	1,351,996	278,727
	Safran SA	804,314	258,275
	BNP Paribas SA	2,290,390	240,540
	Sanofi SA	2,481,701	232,229
	AXA SA	3,714,031	179,036
	Vinci SA	1,154,316	174,558
*	Air Liquide SA Loyalty Shares	799,522	172,009
	Hermes International SCA	78,703	150,567
*	L'Oreal SA Loyalty Shares	348,321	150,018
	EssilorLuxottica SA	666,616	141,102
	Societe Generale SA	1,548,056	124,619
	Danone SA	1,464,331	114,727
	Legrand SA	583,057	104,463
	Orange SA	4,815,398	100,268
	Air Liquide SA (XPAR)	456,525	98,217
	Cie de Saint-Gobain SA	1,045,850	95,821
	L'Oreal SA (XPAR)	181,452	78,149
*	Engie SA Loyalty Shares	2,329,223	76,777
	Veolia Environnement SA	1,393,119	58,914
	Thales SA	206,595	56,759
	Cie Generale des Etablissements Michelin SCA	1,491,191	54,020
	Engie SA (XPAR)	1,570,574	51,770
	Publicis Groupe SA	526,687	49,212
	Kering SA	162,247	44,636
	Capgemini SE	356,454	43,351
	Credit Agricole SA	2,143,019	41,858
	Dassault Systemes SE	1,525,925	34,385
*	Unibail-Rodamco-Westfield	280,526	34,058
[2]	Euronext NV	200,469	33,557
	Pernod Ricard SA	440,820	32,771
	Eiffage SA	175,428	28,284
	Carrefour SA	1,300,262	25,922
	Bouygues SA	438,222	25,916
	Bureau Veritas SA	801,179	24,551
	Accor SA	487,331	24,117
	Rexel SA	513,519	21,718
	SPIE SA	339,986	19,727
	Klepierre SA	479,107	19,412
	Eurofins Scientific SE	263,478	18,315
*	Abivax SA	155,526	17,993
*	Air Liquide SA Loyalty Bonus 2028	76,337	16,423
	Getlink SE	717,545	16,073
	Ipsen SA	80,630	15,836
*	Alstom SA	778,678	15,647
	Renault SA	431,528	15,159
	SCOR SE	401,897	14,996
	Dassault Aviation SA	40,697	14,232
	Edenred SE	518,605	12,988
[2]	Amundi SA	134,027	12,955
	Sartorius Stedim Biotech	64,376	11,897
[1]	Aeroports de Paris SA	90,299	10,964
[2]	Ayvens SA	787,774	10,660
	Gecina SA	119,406	10,095
	Bollore SE	1,590,294	10,042
	BioMerieux	100,921	8,516
	Covivio SA	123,325	8,156
*	Engie SA	245,035	8,077
[1]	FDJ UNITED	260,341	7,073
*	Sodexo SA ACT Loyalty Shares	114,270	5,812
*	Engie SA (FCHI)	108,963	3,592
	Sodexo SA (XPAR)	64,177	3,264
*	Sodexo Inc. (Prime Fidelite 2026)	6,296	320
*	Sodexo Inc.	2,234	114
	Arkema SA	1,005	73
[1]	Teleperformance SE	1,020	69
			4,868,847
Germany (4.8%)
	Siemens AG (Registered)	1,698,594	504,756
	Allianz SE (Registered)	880,304	402,063
25

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	SAP SE	2,378,602	399,351
	Siemens Energy AG	1,718,457	364,178
	Deutsche Telekom AG (Registered)	7,898,433	255,124
	Infineon Technologies AG	3,006,838	202,226
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	302,450	180,917
	Rheinmetall AG	104,321	166,372
	BASF SE	2,066,861	132,561
	Deutsche Boerse AG	425,520	130,549
	Deutsche Post AG	2,133,735	126,347
	Deutsche Bank AG (Registered)	4,047,655	125,757
	E.ON SE	5,130,949	113,931
	RWE AG	1,511,598	110,063
	Bayer AG (Registered)	2,275,458	102,026
	Mercedes-Benz Group AG	1,747,231	101,846
	adidas AG	385,616	66,734
	Commerzbank AG	1,558,364	64,413
	Heidelberg Materials AG	291,597	64,339
	Bayerische Motoren Werke AG (XETR)	646,168	59,133
	Daimler Truck Holding AG	1,137,242	57,360
	Fresenius SE & Co. KGaA	951,503	46,081
	Vonovia SE	1,644,888	44,319
	MTU Aero Engines AG	124,518	42,704
	Hannover Rueck SE	139,011	42,003
	Merck KGaA	299,502	38,782
[2]	Siemens Healthineers AG	842,621	34,551
	Symrise AG	306,787	27,139
	GEA Group AG	334,293	22,859
[1]	Fresenius Medical Care AG	484,546	21,925
[1]	Beiersdorf AG	239,719	19,873
[1]	Brenntag SE	267,103	19,452
*	Continental AG	250,178	18,929
[1]	HOCHTIEF AG	34,725	18,676
	Talanx AG	138,990	18,116
	Knorr-Bremse AG	153,053	17,851
	QIAGEN NV	467,524	15,948
	Henkel AG & Co. KGaA (XTER)	209,689	14,451
[2]	Scout24 SE	163,308	13,597
*,2	Zalando SE	548,356	13,544
*,2	Delivery Hero SE	517,718	12,600
[1]	Hensoldt AG	139,023	12,545
	LEG Immobilien SE (XETR)	175,981	12,348
	Evonik Industries AG	584,026	12,080
[1]	Deutsche Lufthansa AG (Registered)	1,401,389	12,008
	RENK Group AG	177,839	11,303
	Nemetschek SE	130,849	9,496
	CTS Eventim AG & Co. KGaA	133,765	8,829
	Rational AG	11,836	8,654
	KION Group AG	161,915	8,451
*	Fraport AG Frankfurt Airport Services Worldwide	84,147	6,904
	Volkswagen AG	65,156	6,727
	Bechtle AG	188,309	6,409
[1]	Traton SE	143,017	5,427
*	Aumovio SE	117,050	5,076
[2]	DWS Group GmbH & Co. KGaA	72,148	4,998
	Schaeffler AG	454,026	4,317
	RTL Group SA	83,804	3,220
*,2	Covestro AG (XTER)	38,606	2,705
	Deutsche Wohnen SE	111,914	2,599
	FUCHS SE	54,469	2,088
			4,379,630
Greece (0.2%)
	National Bank of Greece SA	1,922,114	30,462
	Eurobank SA Class A	5,709,501	24,842
	Piraeus Bank SA	2,471,469	23,398
	Alpha Bank SA	3,727,334	14,959
	Public Power Corp. SA	439,319	9,328
	Bank of Cyprus Holdings plc	825,887	8,950
	GEK TERNA SA	161,581	7,765
	Hellenic Telecommunications Organization SA	339,196	7,252
26

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	JUMBO SA	258,982	7,069
	Motor Oil Hellas Corinth Refineries SA	141,873	6,333
	Allwyn AG	397,393	5,675
	Titan SA	82,543	4,437
	Optima bank SA	412,554	4,316
	Cenergy Holdings SA	141,117	3,972
	HELLENiQ ENERGY Holdings SA	199,326	2,301
	Athens International Airport SA	164,033	1,870
*	Ballys Intralot SA	1,416,643	1,858
	Viohalco SA	95,631	1,660
*	Aktor SA Holding Co. Technical & Energy Projects	117,171	1,491
*	LAMDA Development SA	177,466	1,264
	Aegean Airlines SA	84,395	1,107
	Athens Water Supply & Sewage Co. SA	90,985	1,099
	Sarantis SA	58,908	988
	Holding Co. ADMIE IPTO SA	240,220	926
	Piraeus Port Authority SA	13,864	615
	ElvalHalcor SA	130,300	609
	Autohellas Tourist & Trading SA	37,932	483
	Quest Holdings SA	49,530	407
*	CrediaBank SA	222,345	315
	Ellaktor SA	165,836	257
			176,008
Hong Kong (1.3%)
	AIA Group Ltd.	24,306,211	266,852
	Hong Kong Exchanges & Clearing Ltd.	2,760,755	147,045
	Sun Hung Kai Properties Ltd.	3,214,994	56,285
	CK Hutchison Holdings Ltd.	6,165,099	51,480
	BOC Hong Kong Holdings Ltd.	8,313,030	47,818
	Techtronic Industries Co. Ltd.	3,295,774	47,788
	CLP Holdings Ltd.	3,659,871	35,191
	Link REIT	6,018,530	30,305
	Jardine Matheson Holdings Ltd.	422,432	28,798
	Lenovo Group Ltd.	18,002,809	27,071
	CK Asset Holdings Ltd.	4,215,938	26,557
	Power Assets Holdings Ltd.	3,160,904	26,122
	Hong Kong & China Gas Co. Ltd.	25,493,110	23,602
[2]	WH Group Ltd.	18,252,002	22,323
	Galaxy Entertainment Group Ltd.	5,020,061	21,417
	Hongkong Land Holdings Ltd.	2,335,254	18,463
[1]	MTR Corp. Ltd.	3,773,172	16,123
	ASMPT Ltd.	722,300	15,130
	Sino Land Co. Ltd.	8,634,520	13,846
	SITC International Holdings Co. Ltd.	3,037,534	12,718
	Henderson Land Development Co. Ltd.	3,129,302	12,369
	CK Infrastructure Holdings Ltd.	1,435,559	12,085
	Wharf Real Estate Investment Co. Ltd.	3,671,420	11,497
	Shenzhou International Group Holdings Ltd.	1,869,949	11,398
	Sands China Ltd.	5,233,104	10,980
*	Zijin Gold International Co. Ltd.	523,600	10,343
*	MMG Ltd.	9,104,277	9,823
	Swire Pacific Ltd. Class A	875,352	9,521
	AAC Technologies Holdings Inc.	1,766,337	8,181
[1]	Wharf Holdings Ltd.	2,199,643	7,283
	Swire Properties Ltd.	2,217,892	7,086
	PCCW Ltd.	8,753,776	6,766
[2]	Samsonite Group SA	3,026,803	5,543
[1]	Chow Tai Fook Jewellery Group Ltd.	3,894,697	5,339
	PRADA SpA	1,183,935	5,276
[1]	Orient Overseas International Ltd.	300,500	5,246
[2]	BOC Aviation Ltd.	468,726	4,813
	Hang Lung Properties Ltd.	4,021,140	4,727
	Xinyi Glass Holdings Ltd.	3,757,583	4,664
	Cathay Pacific Airways Ltd.	2,845,730	4,230
*,1,2	FIT Hon Teng Ltd.	3,940,242	3,894
	Kerry Properties Ltd.	1,258,733	3,831
[1,2]	Budweiser Brewing Co. APAC Ltd.	3,767,333	3,715
	Hang Lung Group Ltd.	1,784,040	3,705
	First Pacific Co. Ltd.	5,155,139	3,617
27

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Bank of East Asia Ltd.	2,062,852	3,610
*	New World Development Co. Ltd.	3,164,554	3,453
	Hysan Development Co. Ltd.	1,316,877	3,301
	Yue Yuen Industrial Holdings Ltd.	1,764,824	3,282
*,1	HUTCHMED China Ltd.	1,150,000	3,129
	DFI Retail Group Holdings Ltd. (Registered)	687,214	2,878
	MGM China Holdings Ltd.	1,852,523	2,781
	VTech Holdings Ltd.	360,520	2,776
	Swire Pacific Ltd. Class B	1,466,088	2,494
	Wynn Macau Ltd.	3,343,720	2,438
	CTF Services Ltd.	2,291,286	2,379
	Johnson Electric Holdings Ltd.	859,643	2,333
[1]	United Energy Group Ltd.	32,126,205	1,965
	Man Wah Holdings Ltd.	3,307,253	1,800
	Nexteer Automotive Group Ltd.	2,463,541	1,531
*,1	SJM Holdings Ltd.	5,749,143	1,519
	Shangri-La Asia Ltd.	2,446,616	1,392
	Dah Sing Banking Group Ltd.	791,705	1,274
	NagaCorp Ltd.	2,454,565	1,253
	Champion REIT	3,889,530	1,161
	KLN Logistics Group Ltd.	638,465	550
			1,158,165
Hungary (0.1%)
	OTP Bank Nyrt	531,170	71,245
	MOL Hungarian Oil & Gas plc	1,039,354	13,882
	Richter Gedeon Nyrt	325,631	13,735
	Magyar Telekom Telecommunications plc	650,930	5,156
	Opus Global Nyrt	848,110	898
*,1	4iG Nyrt	84,822	637
			105,553
Iceland (0.0%)
	Islandsbanki HF	4,161,095	4,869
[2]	Arion Banki HF	3,099,511	4,852
	Hagar HF	2,204,593	2,162
	Festi HF	680,238	1,838
	Reitir fasteignafelag hf	1,366,963	1,266
	Kvika banki HF	9,511,130	1,203
*	Alvotech SA	257,257	872
			17,062
India (4.2%)
	Reliance Industries Ltd.	15,772,726	239,215
	HDFC Bank Ltd.	26,231,328	214,548
	ICICI Bank Ltd.	12,210,558	163,845
	Bharti Airtel Ltd. (XNSE)	6,857,782	137,087
	Axis Bank Ltd.	5,307,681	71,190
	Mahindra & Mahindra Ltd.	2,155,937	70,709
	Larsen & Toubro Ltd.	1,560,316	66,282
	Bajaj Finance Ltd.	6,504,950	64,611
	Infosys Ltd.	4,988,012	62,795
	Tata Consultancy Services Ltd.	2,362,494	61,997
	Kotak Mahindra Bank Ltd.	12,656,186	51,400
	Hindustan Unilever Ltd.	2,050,972	48,757
	State Bank of India	4,272,886	48,331
	Sun Pharmaceutical Industries Ltd.	2,466,626	47,250
	NTPC Ltd.	10,962,583	46,289
	Tata Steel Ltd.	19,163,482	42,853
	Maruti Suzuki India Ltd.	303,175	42,772
	Titan Co. Ltd.	849,002	39,415
	Bharat Electronics Ltd.	8,279,269	37,797
	Hindalco Industries Ltd.	3,368,106	37,004
[1]	Infosys Ltd. ADR	2,931,849	36,531
	Power Grid Corp. of India Ltd.	10,470,690	35,260
	UltraTech Cement Ltd.	277,459	34,044
	Shriram Finance Ltd.	3,246,533	32,289
	Adani Ports & Special Economic Zone Ltd.	1,814,258	31,878
	HCL Technologies Ltd.	2,438,021	31,009
*	Adani Power Ltd.	12,089,103	28,446
	Oil & Natural Gas Corp. Ltd.	8,966,732	28,426
	Asian Paints Ltd.	1,050,502	27,259
28

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Eternal Ltd.	10,386,294	27,253
	JSW Steel Ltd.	2,020,185	27,046
	Coal India Ltd.	5,246,445	26,684
	Nestle India Ltd.	1,659,152	25,561
	Grasim Industries Ltd.	823,347	24,348
	Eicher Motors Ltd.	308,964	23,248
	ITC Ltd.	6,958,189	23,168
	Tech Mahindra Ltd.	1,439,625	22,504
*	Tata Motors Ltd.	4,769,245	20,838
	Divi's Laboratories Ltd.	295,065	20,303
	Hindustan Aeronautics Ltd.	439,505	20,179
	TVS Motor Co. Ltd.	542,434	20,087
[2]	InterGlobe Aviation Ltd.	437,560	19,983
[2]	SBI Life Insurance Co. Ltd.	999,882	19,203
	Jio Financial Services Ltd.	7,209,134	18,796
	Apollo Hospitals Enterprise Ltd.	231,009	18,647
	Tata Power Co. Ltd.	3,945,453	18,567
	Tata Consumer Products Ltd.	1,534,233	18,540
	Trent Ltd.	419,695	18,426
	Max Healthcare Institute Ltd.	1,714,310	18,037
	Cipla Ltd.	1,294,773	17,943
	BSE Ltd.	461,025	17,807
	Cummins India Ltd.	315,109	17,556
	Tata Motors Passenger Vehicles Ltd.	4,756,173	17,197
	Varun Beverages Ltd.	3,107,050	16,924
	Bajaj Finserv Ltd.	886,898	16,405
*,2	Avenue Supermarts Ltd.	337,608	16,390
	Britannia Industries Ltd.	271,430	16,390
	Bajaj Auto Ltd.	155,044	16,381
	Cholamandalam Investment & Finance Co. Ltd.	979,235	16,233
	Hero MotoCorp Ltd.	299,876	16,204
	Power Finance Corp. Ltd.	3,367,986	15,989
	Adani Enterprises Ltd.	601,363	15,341
*	Suzlon Energy Ltd.	25,753,170	15,182
	Bharat Petroleum Corp. Ltd. (XNSE)	4,560,264	14,521
	Dr. Reddy's Laboratories Ltd.	1,037,905	14,495
*	PB Fintech Ltd.	786,928	13,886
	Lupin Ltd.	560,991	13,712
[2]	HDFC Life Insurance Co. Ltd.	2,177,145	13,523
	GE Vernova T&D India Ltd.	285,453	13,428
	Indian Hotels Co. Ltd.	1,956,078	13,172
*	Indus Towers Ltd.	3,037,723	13,168
	Samvardhana Motherson International Ltd.	10,208,561	13,130
	CG Power & Industrial Solutions Ltd.	1,525,030	13,101
[2]	AU Small Finance Bank Ltd.	1,216,956	13,072
	Indian Oil Corp. Ltd.	8,673,465	13,057
[2]	HDFC Asset Management Co. Ltd.	453,331	13,007
	Federal Bank Ltd.	4,208,104	12,795
	Bharat Heavy Electricals Ltd.	3,379,932	12,602
	Persistent Systems Ltd.	241,307	12,329
	Bharat Forge Ltd.	598,008	11,921
	Ashok Leyland Ltd.	6,638,098	11,409
	Jindal Steel Ltd.	861,366	11,146
	Fortis Healthcare Ltd.	1,131,984	11,071
*	One 97 Communications Ltd.	947,820	11,015
	Torrent Pharmaceuticals Ltd.	246,299	10,882
*	Adani Energy Solutions Ltd.	764,742	10,872
	REC Ltd.	2,870,293	10,777
	Vedanta Ltd.	3,747,143	10,761
	GAIL India Ltd.	6,189,126	10,706
	Pidilite Industries Ltd.	726,965	10,583
	Godrej Consumer Products Ltd.	931,094	10,524
	Hitachi Energy India Ltd.	29,403	10,444
[2]	ICICI Lombard General Insurance Co. Ltd.	555,685	10,366
*	Max Financial Services Ltd.	613,004	10,265
	Dixon Technologies India Ltd.	85,755	10,155
	Marico Ltd.	1,232,891	10,093
	Polycab India Ltd.	116,944	10,044
[2]	Laurus Labs Ltd.	852,086	9,949
*	Swiggy Ltd.	3,432,799	9,850
29

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Coforge Ltd.	772,582	9,828
[2]	LTM Ltd.	213,231	9,669
	United Spirits Ltd.	680,480	9,533
	Aurobindo Pharma Ltd.	643,893	9,475
*	Adani Green Energy Ltd.	714,555	9,301
	ABB India Ltd.	120,643	9,216
	DLF Ltd.	1,479,395	9,209
	Solar Industries India Ltd.	56,079	9,161
	Embassy Office Parks REIT	2,020,119	9,057
	Multi Commodity Exchange of India Ltd.	287,390	9,054
	SRF Ltd.	337,267	9,005
	UPL Ltd.	1,316,352	8,956
	Muthoot Finance Ltd.	246,815	8,944
	Ambuja Cements Ltd.	1,881,299	8,848
	Hindustan Petroleum Corp. Ltd.	2,214,520	8,778
	National Aluminium Co. Ltd.	2,066,584	8,744
*	Yes Bank Ltd.	40,699,665	8,601
	Glenmark Pharmaceuticals Ltd.	329,439	8,378
	Info Edge India Ltd.	806,329	8,309
	APL Apollo Tubes Ltd.	408,851	8,244
*	Siemens Ltd.	202,938	8,179
	Torrent Power Ltd.	440,673	8,109
*	FSN E-Commerce Ventures Ltd.	2,888,012	8,105
	Voltas Ltd.	535,017	8,102
	Phoenix Mills Ltd.	430,561	8,030
*	IndusInd Bank Ltd.	806,821	7,834
	Tube Investments of India Ltd.	251,075	7,818
*	Vishal Mega Mart Ltd.	5,987,338	7,755
	Bosch Ltd.	20,190	7,681
	Sundaram Finance Ltd.	159,655	7,653
	NMDC Ltd.	7,935,436	7,596
	JSW Energy Ltd.	1,278,738	7,591
	Wipro Ltd.	3,437,406	7,324
	KEI Industries Ltd.	141,838	7,300
	Mphasis Ltd.	299,616	7,234
	IDFC First Bank Ltd.	9,673,262	7,137
	Siemens Energy India Ltd.	203,250	7,060
	Hindustan Zinc Ltd.	1,103,547	6,987
	MRF Ltd.	5,064	6,946
	Havells India Ltd.	528,880	6,927
	Colgate-Palmolive India Ltd.	306,959	6,801
	Bajaj Holdings & Investment Ltd.	61,485	6,686
*	Vodafone Idea Ltd.	61,773,207	6,685
	Bank of Baroda	2,381,451	6,644
[2]	Sona Blw Precision Forgings Ltd.	1,027,342	6,622
	360 ONE WAM Ltd.	598,644	6,550
	Steel Authority of India Ltd.	3,330,711	6,523
	Oil India Ltd.	1,252,412	6,503
*	Godrej Properties Ltd.	331,914	6,445
	Dabur India Ltd.	1,379,540	6,437
	NHPC Ltd.	7,296,852	6,422
	Hyundai Motor India Ltd.	328,196	6,315
[1]	Wipro Ltd. ADR	3,090,356	6,304
	Biocon Ltd.	1,649,422	6,274
	WAAREE Energies Ltd.	188,389	6,226
	Mankind Pharma Ltd.	261,407	6,222
*	GMR Airports Ltd.	6,050,347	6,183
[2]	Macrotech Developers Ltd.	648,721	6,183
	Union Bank of India Ltd.	3,505,626	6,166
	Punjab National Bank	5,273,242	6,109
	PI Industries Ltd.	188,433	6,079
	Canara Bank	4,198,307	5,992
	Alkem Laboratories Ltd.	102,974	5,876
	Shree Cement Ltd.	22,934	5,864
	Coromandel International Ltd.	274,881	5,767
	Blue Star Ltd.	300,985	5,678
	Jindal Stainless Ltd. (XNSE)	696,604	5,661
	Indian Bank	625,339	5,638
*	Piramal Finance Ltd.	266,204	5,633
	Oracle Financial Services Software Ltd.	54,291	5,610
30

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	L&T Finance Ltd.	1,857,608	5,504
	Zydus Lifesciences Ltd.	581,141	5,493
	Prestige Estates Projects Ltd.	363,889	5,452
	Supreme Industries Ltd.	139,349	5,354
*	Aditya Birla Capital Ltd.	1,461,736	5,350
[2]	Indian Railway Finance Corp. Ltd.	4,765,066	5,268
	Ipca Laboratories Ltd.	321,005	5,196
	Page Industries Ltd.	13,341	5,191
	Apar Industries Ltd.	39,273	5,134
	Mazagon Dock Shipbuilders Ltd.	177,118	5,123
	Petronet LNG Ltd.	1,733,318	5,072
	Mahindra & Mahindra Financial Services Ltd.	1,487,349	4,892
	UNO Minda Ltd.	409,609	4,822
	Dr Reddy's Laboratories Ltd. ADR	352,860	4,813
	Oberoi Realty Ltd.	272,177	4,813
*,3	Talwandi Sabo Power Ltd.	3,747,143	4,778
*,3	Malco Energy Ltd.	3,747,143	4,778
*,3	Vedanta Aluminium Metal	3,747,143	4,778
*,3	Vedanta Iron & Steel Ltd.	3,747,143	4,778
	SBI Cards & Payment Services Ltd.	688,270	4,696
[2]	ICICI Prudential Life Insurance Co. Ltd.	844,954	4,586
	JK Cement Ltd.	81,463	4,562
	Astral Ltd. (XNSE)	279,302	4,521
	Lloyds Metals & Energy Ltd.	240,558	4,491
	Jubilant Foodworks Ltd.	884,881	4,478
	Hindustan Copper Ltd.	768,028	4,367
	Tata Communications Ltd.	257,387	4,304
[2]	Nippon Life India Asset Management Ltd.	396,839	4,249
	Container Corp. of India Ltd.	788,373	4,248
	Balkrishna Industries Ltd.	184,393	4,219
*	ITC Hotels Ltd.	2,459,422	4,187
	Rail Vikas Nigam Ltd.	1,326,071	4,186
	Indian Railway Catering & Tourism Corp. Ltd.	717,418	4,098
	Schaeffler India Ltd.	91,986	4,025
	LIC Housing Finance Ltd.	669,970	3,936
[2]	RBL Bank Ltd.	1,075,214	3,835
	Kalyan Jewellers India Ltd.	875,572	3,833
[2]	Bandhan Bank Ltd.	1,797,271	3,804
	Cholamandalam Financial Holdings Ltd.	229,877	3,788
	Patanjali Foods Ltd.	772,031	3,754
	Exide Industries Ltd.	971,800	3,709
	Tata Elxsi Ltd.	81,046	3,549
[2]	Cochin Shipyard Ltd.	192,900	3,542
	Adani Total Gas Ltd.	516,632	3,472
	Dalmia Bharat Ltd.	170,251	3,431
	Linde India Ltd.	42,839	3,317
	Central Depository Services India Ltd.	234,004	3,155
	Bank of India	2,080,883	3,087
	Gujarat Fluorochemicals Ltd.	80,908	3,083
	Bharat Dynamics Ltd.	210,731	3,047
*	Star Health & Allied Insurance Co. Ltd.	544,915	3,023
	Thermax Ltd.	69,457	2,994
*	Kaynes Technology India Ltd.	69,731	2,992
	Narayana Hrudayalaya Ltd.	158,918	2,969
[2]	General Insurance Corp. of India	708,315	2,943
	Deepak Nitrite Ltd.	158,877	2,928
	Bank of Maharashtra	3,509,685	2,916
	Ajanta Pharma Ltd.	97,104	2,897
	Motilal Oswal Financial Services Ltd.	341,109	2,894
	AIA Engineering Ltd.	68,999	2,884
	ACC Ltd.	190,187	2,859
	KPIT Technologies Ltd.	347,111	2,791
	Indraprastha Gas Ltd.	1,585,840	2,788
	Berger Paints India Ltd.	554,636	2,780
	Housing & Urban Development Corp. Ltd.	1,180,427	2,764
	Bharti Hexacom Ltd.	170,618	2,747
[2]	Premier Energies Ltd.	249,961	2,697
	Indian Renewable Energy Development Agency Ltd.	1,879,804	2,693
*	Poonawalla Fincorp Ltd.	599,572	2,651
	NLC India Ltd.	777,221	2,607
31

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Aarti Industries Ltd.	482,580	2,594
*	AWL Agri Business Ltd.	1,237,183	2,570
	HDB Financial Services Ltd.	366,300	2,548
	Escorts Kubota Ltd.	73,681	2,529
[2]	Dr Lal PathLabs Ltd.	174,229	2,523
*	NTPC Green Energy Ltd.	2,160,010	2,509
	United Breweries Ltd.	160,410	2,474
[2]	L&T Technology Services Ltd.	64,048	2,465
	Tata Technologies Ltd.	398,119	2,451
	GlaxoSmithKline Pharmaceuticals Ltd.	97,783	2,415
	Godfrey Phillips India Ltd.	95,080	2,267
	JSW Infrastructure Ltd.	771,292	2,223
[2]	Syngene International Ltd.	444,484	2,201
	Castrol India Ltd.	1,116,998	2,179
	CRISIL Ltd.	47,745	2,172
	3M India Ltd.	6,109	2,149
	IRB Infrastructure Developers Ltd.	9,212,544	2,105
	Emami Ltd.	441,910	2,080
[2]	Endurance Technologies Ltd.	81,707	2,019
	Honeywell Automation India Ltd.	6,025	1,974
*	Bajaj Housing Finance Ltd.	2,128,402	1,967
	Whirlpool of India Ltd.	174,528	1,823
	Hexaware Technologies Ltd.	352,540	1,672
	Gujarat Gas Ltd.	399,339	1,608
	Authum Investment & Infrastucture Ltd.	317,955	1,592
	Bayer CropScience Ltd.	28,167	1,418
	SJVN Ltd.	1,610,021	1,348
*	Indian Overseas Bank	3,434,819	1,275
	Metro Brands Ltd.	117,010	1,269
	Sun TV Network Ltd.	198,054	1,268
	Bata India Ltd.	149,533	1,135
*	Godrej Industries Ltd.	105,304	1,068
	Knowledge Realty Trust	825,083	1,037
	IDBI Bank Ltd.	1,237,967	996
	Kansai Nerolac Paints Ltd.	471,068	982
[2]	New India Assurance Co. Ltd.	547,595	930
	Central Bank of India Ltd.	2,216,883	857
	Mangalore Refinery & Petrochemicals Ltd.	460,046	815
	Vedant Fashions Ltd.	145,589	658
	Relaxo Footwears Ltd.	172,181	544
			3,831,930
Indonesia (0.2%)
	Bank Central Asia Tbk PT	113,587,143	38,511
	Bank Rakyat Indonesia Persero Tbk PT	153,142,003	26,493
	Bank Mandiri Persero Tbk PT	100,624,444	25,604
	Telkom Indonesia Persero Tbk PT	101,314,824	16,573
	Astra International Tbk PT	47,139,288	16,331
*	Amman Mineral Internasional PT	27,904,000	8,234
*	Dian Swastatika Sentosa Tbk PT	70,862,500	6,638
	Bank Negara Indonesia Persero Tbk PT	27,789,174	5,987
*	GoTo Gojek Tokopedia Tbk PT	1,802,359,300	5,628
	United Tractors Tbk PT	3,247,412	5,456
*	Merdeka Copper Gold Tbk PT	28,085,100	5,256
*	Barito Pacific Tbk PT	48,027,363	5,103
	Indofood Sukses Makmur Tbk PT	10,053,905	3,922
	Charoen Pokphand Indonesia Tbk PT	16,711,464	3,873
	Sumber Alfaria Trijaya Tbk PT	46,476,600	3,557
	Alamtri Resources Indonesia Tbk PT	21,651,463	3,158
	Indah Kiat Pulp & Paper Corp. Tbk PT	5,417,700	3,063
	Petrindo Jaya Kreasi Tbk PT	38,683,900	2,690
	Perusahaan Gas Negara Persero Tbk PT	20,390,346	2,294
	Kalbe Farma Tbk PT	43,203,537	2,166
	Indofood CBP Sukses Makmur Tbk PT	5,216,884	2,046
	Elang Mahkota Teknologi Tbk PT	39,388,400	1,882
	XLSMART Telecom Sejahtera Tbk PT	10,945,005	1,860
	Vale Indonesia Tbk PT	4,362,799	1,731
	Indosat Tbk PT	12,193,400	1,407
	Trimegah Bangun Persada Tbk PT	20,583,700	1,244
	Bukit Asam Persero Tbk PT	7,168,655	1,189
32

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Unilever Indonesia Tbk PT	13,354,750	1,186
	Sarana Menara Nusantara Tbk PT	40,806,500	1,122
	Dayamitra Telekomunikasi PT	34,452,100	1,027
	Gudang Garam Tbk PT	1,050,486	973
	Semen Indonesia Persero Tbk PT	7,310,719	847
	Bank Syariah Indonesia Persero Tbk PT	7,592,261	780
	Mayora Indah Tbk PT	7,773,300	766
	Indocement Tunggal Prakarsa Tbk PT	2,284,870	688
	Jasa Marga Persero Tbk PT	3,582,319	614
	Avia Avian Tbk PT	24,960,500	557
	Tower Bersama Infrastructure Tbk PT	4,234,780	427
*	Bumi Serpong Damai Tbk PT	8,213,440	366
			211,249
Ireland (0.2%)
	AIB Group plc	4,942,288	56,968
	Bank of Ireland Group plc	2,227,146	43,869
	Kingspan Group plc	350,275	32,409
	Kerry Group plc Class A	374,833	31,766
	Ryanair Holdings plc	607,210	15,931
*,3	Irish Bank Resolution Corp. Ltd.	236,607	—
			180,943
Israel (0.9%)
*	Teva Pharmaceutical Industries Ltd.	2,643,281	92,915
	Bank Leumi Le-Israel BM	3,426,531	86,741
	Bank Hapoalim BM	3,049,988	81,831
*	Tower Semiconductor Ltd.	258,017	53,768
	Elbit Systems Ltd.	60,231	50,109
*	Nova Ltd.	70,566	35,236
	Phoenix Financial Ltd.	531,678	31,990
	Israel Discount Bank Ltd. Class A	2,866,626	31,891
	Mizrahi Tefahot Bank Ltd.	357,194	28,087
*	Enlight Renewable Energy Ltd.	300,777	26,768
	Next Vision Stabilized Systems Ltd.	163,416	18,770
	Bezeq The Israeli Telecommunication Corp. Ltd.	6,584,102	17,912
	Harel Insurance Investments & Financial Services Ltd.	270,357	16,741
*	OPC Energy Ltd.	350,504	14,668
*	Nice Ltd.	142,647	14,581
	Clal Insurance Enterprises Holdings Ltd.	159,286	13,764
	Azrieli Group Ltd.	84,289	13,444
*	Camtek Ltd.	64,801	12,390
	Mega Or Holdings Ltd.	52,837	10,808
	First International Bank of Israel Ltd.	125,802	10,522
	Big Shopping Centers Ltd.	36,692	9,680
	ICL Group Ltd.	1,668,688	8,935
	Menora Mivtachim Holdings Ltd.	49,682	8,109
	Melisron Ltd.	54,884	8,093
*	Migdal Insurance & Financial Holdings Ltd.	1,258,824	8,043
	Delek Group Ltd.	20,866	7,171
	Shufersal Ltd.	460,655	6,874
	Mivne Real Estate KD Ltd.	1,288,396	6,210
	Strauss Group Ltd.	140,171	6,072
*	Shikun & Binui Ltd.	785,335	5,247
*	Shapir Engineering & Industry Ltd.	342,153	4,810
	Energix-Renewable Energies Ltd.	641,986	4,768
	Meitav Investment House Ltd.	91,393	4,181
	Kenon Holdings Ltd.	44,425	4,111
*	Fattal Holdings 1998 Ltd.	15,980	3,993
	FIBI Holdings Ltd.	38,458	3,990
	Amot Investments Ltd.	538,710	3,682
	Matrix IT Ltd.	110,328	3,388
	El Al Israel Airlines	700,114	3,147
	Israel Corp. Ltd.	8,628	2,454
*	Airport City Ltd.	123,110	2,288
*	Isrotel Ltd.	41,695	2,169
	Gav-Yam Lands Corp. Ltd.	143,977	1,994
			782,345
Italy (2.0%)
	UniCredit SpA	3,491,965	269,867
	Intesa Sanpaolo SpA	35,517,473	241,314
33

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Enel SpA	17,932,028	209,369
	Eni SpA	4,351,574	123,047
	Prysmian SpA	661,858	100,675
	Generali	2,238,993	100,334
	Ferrari NV	275,734	95,418
	STMicroelectronics NV	1,486,524	81,001
	Leonardo SpA	930,920	58,132
	BPER Banca SpA	3,533,819	52,165
	Banca Monte dei Paschi di Siena SpA	4,813,653	51,312
	Banco BPM SpA	3,401,272	49,560
	Terna - Rete Elettrica Nazionale	3,238,265	38,951
	Snam SpA	4,728,393	37,285
	FinecoBank Banca Fineco SpA	1,416,456	35,164
	Moncler SpA	519,616	31,370
[2]	Poste Italiane SpA	1,052,940	27,949
	Tenaris SA	780,802	24,924
*	Stellantis NV	3,234,237	23,733
	Unipol Assicurazioni SpA	872,764	22,804
*	Telecom Italia SpA (MTAA)	26,362,680	20,805
	Italgas SpA	1,412,685	17,065
	Recordati Industria Chimica e Farmaceutica SpA	253,076	14,777
*	Stellantis NV (XNYS)	1,726,792	12,690
	Banca Mediolanum SpA	495,697	10,865
	Buzzi SpA	191,295	10,474
	A2A SpA	3,659,743	10,422
	Davide Campari-Milano NV	1,296,618	9,620
	Hera SpA	1,787,822	8,437
	Brunello Cucinelli SpA	78,018	7,613
	Interpump Group SpA	176,528	7,442
*	Technoprobe SpA	331,049	7,185
[2]	Pirelli & C SpA	935,265	6,433
[1,2]	Infrastrutture Wireless Italiane SpA	720,859	6,115
	Reply SpA	51,232	5,680
[2]	Nexi SpA	999,297	4,763
	Mediobanca Banca di Credito Finanziario SpA	199,528	4,656
			1,839,416
Japan (15.0%)
	Toyota Motor Corp.	24,578,935	471,803
	Mitsubishi UFJ Financial Group Inc.	25,415,354	456,532
	Hitachi Ltd.	10,021,180	318,657
	Advantest Corp.	1,676,864	313,102
	SoftBank Group Corp.	9,060,528	309,497
	Tokyo Electron Ltd.	1,025,620	302,232
	Sumitomo Mitsui Financial Group Inc.	8,443,843	298,144
	Sony Group Corp.	13,903,720	278,566
	Mitsubishi Corp.	7,585,416	242,935
	Mizuho Financial Group Inc.	5,558,470	239,029
	Mitsubishi Heavy Industries Ltd.	7,413,150	221,252
	Mitsui & Co. Ltd.	5,857,840	219,938
	Keyence Corp.	433,274	198,728
	Shin-Etsu Chemical Co. Ltd.	4,284,885	197,285
	Fast Retailing Co. Ltd.	409,086	192,575
	Tokio Marine Holdings Inc.	4,166,510	190,813
	Mitsubishi Electric Corp.	4,565,426	183,215
	ITOCHU Corp.	14,526,040	180,023
	Fujikura Ltd.	3,754,000	144,841
	Hoya Corp.	769,209	143,645
	Recruit Holdings Co. Ltd.	3,062,614	141,875
	Marubeni Corp.	3,403,127	132,453
	Murata Manufacturing Co. Ltd.	3,789,065	125,661
	Takeda Pharmaceutical Co. Ltd.	3,588,972	119,989
	Nintendo Co. Ltd.	2,382,250	116,537
	Sumitomo Electric Industries Ltd.	1,744,280	114,833
	Panasonic Holdings Corp.	5,205,484	106,482
	KDDI Corp.	6,388,648	104,547
*	Kioxia Holdings Corp.	424,200	102,639
	Disco Corp.	202,133	96,171
	FANUC Corp.	2,144,230	94,717
	Japan Tobacco Inc.	2,531,975	94,328
34

FTSE All-World ex-US Index Fund
	Shares	Market Value• ($000)
Softbank Corp.	65,421,390	92,079
Daikin Industries Ltd.	635,331	89,769
Komatsu Ltd.	2,082,909	89,186
ORIX Corp.	2,585,121	87,006
Sumitomo Corp.	2,335,127	86,825
TDK Corp.	4,382,760	80,136
Chugai Pharmaceutical Co. Ltd.	1,480,821	78,971
Fujitsu Ltd.	3,920,390	78,688
NEC Corp.	2,860,220	76,082
Renesas Electronics Corp.	3,751,756	75,870
Otsuka Holdings Co. Ltd.	1,017,400	74,150
Sompo Holdings Inc.	1,982,063	73,763
Daiichi Life Group Inc.	7,983,200	73,092
MS&AD Insurance Group Holdings Inc.	2,815,744	72,404
Mitsubishi Estate Co. Ltd.	2,518,183	71,764
Japan Post Bank Co. Ltd.	4,132,070	70,907
Honda Motor Co. Ltd.	8,621,139	69,956
Ajinomoto Co. Inc.	2,170,172	69,750
Daiichi Sankyo Co. Ltd.	4,261,169	69,219
Mitsui Fudosan Co. Ltd.	5,958,155	65,254
Resona Holdings Inc.	5,062,251	63,317
SMC Corp.	127,631	62,761
Toyota Tsusho Corp.	1,592,261	62,505
NTT Inc.	62,805,125	61,176
Astellas Pharma Inc.	4,131,816	58,555
Seven & i Holdings Co. Ltd.	4,789,777	57,137
Aeon Co. Ltd.	5,690,723	54,833
Nomura Holdings Inc.	6,741,980	54,002
Bridgestone Corp.	2,538,904	52,761
East Japan Railway Co.	2,412,757	52,668
Inpex Corp.	1,994,898	52,007
Kyocera Corp.	2,967,384	51,561
ENEOS Holdings Inc.	6,019,824	50,557
FUJIFILM Holdings Corp.	2,737,978	50,389
Canon Inc.	1,929,140	49,630
Lasertec Corp.	179,340	49,566
Sumitomo Mitsui Trust Group Inc.	1,479,296	49,458
Denso Corp.	4,118,136	49,204
Ibiden Co. Ltd.	569,820	48,737
Central Japan Railway Co.	1,948,785	46,752
Sumitomo Realty & Development Co. Ltd.	1,501,080	46,533
Suzuki Motor Corp.	4,048,288	45,274
Japan Post Holdings Co. Ltd.	3,788,825	43,939
Asics Corp.	1,538,040	43,677
Furukawa Electric Co. Ltd.	158,100	42,938
Nippon Steel Corp.	11,491,700	42,307
Terumo Corp.	3,313,662	42,163
Daiwa House Industry Co. Ltd.	1,332,429	40,654
Kao Corp.	1,045,683	38,966
IHI Corp.	2,099,668	38,352
JX Advanced Metals Corp.	1,232,977	38,252
Resonac Holdings Corp.	413,236	37,817
Kajima Corp.	959,487	37,501
Kawasaki Heavy Industries Ltd.	1,787,635	36,751
Taisei Corp.	338,366	36,693
Ebara Corp.	1,051,185	35,959
Kansai Electric Power Co. Inc.	2,243,101	35,935
Kubota Corp.	2,192,170	35,786
Shionogi & Co. Ltd.	1,743,391	35,222
Sumitomo Metal Mining Co. Ltd.	566,346	34,821
Daifuku Co. Ltd.	794,596	34,741
Obayashi Corp.	1,472,823	34,627
Mitsui Kinzoku Co. Ltd.	123,945	34,055
Oriental Land Co. Ltd.	2,433,325	33,855
Secom Co. Ltd.	926,246	33,724
NIDEC Corp.	2,156,538	33,219
Nippon Yusen KK	913,944	32,846
Asahi Group Holdings Ltd.	3,312,150	32,610
Tokyo Gas Co. Ltd.	753,792	32,013
Bandai Namco Holdings Inc.	1,330,130	30,534
35

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Sekisui House Ltd.	1,400,079	30,485
	Nitto Denko Corp.	1,557,735	29,629
	Osaka Gas Co. Ltd.	819,291	29,440
	Chubu Electric Power Co. Inc.	1,698,415	29,211
	Kirin Holdings Co. Ltd.	1,844,514	29,086
	Daiwa Securities Group Inc.	3,047,602	28,687
	Asahi Kasei Corp.	2,893,578	28,472
	Japan Exchange Group Inc.	2,361,538	28,130
	Mitsui OSK Lines Ltd.	730,895	27,609
	Fuji Electric Co. Ltd.	319,966	26,891
	SCREEN Holdings Co. Ltd.	404,584	26,824
	Konami Group Corp.	221,419	26,586
	Nomura Research Institute Ltd.	959,638	25,900
	Ryohin Keikaku Co. Ltd.	1,108,692	25,680
	T&D Holdings Inc.	1,049,259	25,421
	SBI Holdings Inc.	1,243,106	25,083
	Pan Pacific International Holdings Corp.	4,425,225	25,029
	Niterra Co. Ltd.	446,802	24,152
	Olympus Corp.	2,449,979	24,097
	Toray Industries Inc.	3,241,506	23,273
	Yokohama Financial Group Inc.	2,429,384	23,061
	Shimizu Corp.	1,150,834	22,234
	Yaskawa Electric Corp.	589,559	20,906
	Makita Corp.	562,185	20,876
	Chiba Bank Ltd.	1,494,946	20,635
	Kokusai Electric Corp.	481,300	20,256
	Obic Co. Ltd.	757,445	20,128
	Yokogawa Electric Corp.	573,793	19,978
	Subaru Corp.	1,300,344	19,369
	NGK Corp.	607,541	19,235
	Shiseido Co. Ltd.	919,884	18,789
	Shimano Inc.	178,160	18,692
	Mitsubishi Chemical Group Corp.	3,181,978	18,654
	Shizuoka Financial Group Inc.	1,055,528	18,530
	West Japan Railway Co.	1,019,398	18,453
	Eisai Co. Ltd.	615,874	18,435
	Aisin Corp.	1,154,465	18,307
	Mitsubishi HC Capital Inc. (XTKS)	1,980,433	17,988
	Sojitz Corp.	474,605	17,776
	Minebea Mitsumi Inc.	877,356	17,541
	Mebuki Financial Group Inc.	2,088,573	17,340
	Dai Nippon Printing Co. Ltd.	905,838	17,158
	Fukuoka Financial Group Inc.	416,412	16,999
	Isuzu Motors Ltd.	1,214,644	16,736
	Capcom Co. Ltd.	783,640	16,545
	AGC Inc.	456,191	16,361
	TOPPAN Holdings Inc.	549,507	16,333
*	Rakuten Group Inc.	3,311,138	16,121
	Rohm Co. Ltd.	744,072	16,098
	Unicharm Corp.	2,753,034	16,083
	Omron Corp.	444,003	15,949
	Idemitsu Kosan Co. Ltd.	1,838,915	15,734
	LY Corp.	5,980,622	15,730
	Nippon Building Fund Inc.	18,713	15,715
	Kyoto Financial Group Inc.	566,268	15,652
	Nippon Sanso Holdings Corp.	441,256	15,557
	JFE Holdings Inc.	1,398,651	15,360
	Hankyu Hanshin Holdings Inc.	529,825	15,359
	Kikkoman Corp.	1,686,265	15,320
	Daito Trust Construction Co. Ltd.	670,475	15,081
	Yamaha Motor Co. Ltd.	2,108,752	14,812
	MISUMI Group Inc.	626,044	14,411
	Food & Life Cos. Ltd.	243,600	14,170
	Nippon Express Holdings Inc.	533,543	14,013
	Kinden Corp.	260,940	13,981
	Toyo Suisan Kaisha Ltd.	202,741	13,925
	Nippon Paint Holdings Co. Ltd.	2,204,221	13,902
	MEIJI Holdings Co. Ltd.	584,378	13,870
	Isetan Mitsukoshi Holdings Ltd.	728,949	13,852
	Tokyo Ohka Kogyo Co. Ltd.	234,334	13,776
36

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Shimadzu Corp.	589,614	13,706
	Nitori Holdings Co. Ltd.	944,770	13,658
	Kurita Water Industries Ltd.	252,202	13,631
	Ono Pharmaceutical Co. Ltd.	917,682	13,573
	Sekisui Chemical Co. Ltd.	885,481	13,569
	Kawasaki Kisen Kaisha Ltd.	829,800	13,529
*	Tokyo Electric Power Co. Holdings Inc.	3,454,586	13,152
[1]	Sanrio Co. Ltd.	2,247,200	13,096
	Horiba Ltd.	91,495	12,739
	SUMCO Corp.	795,053	12,685
	Nissan Chemical Corp.	290,953	12,581
	Hachijuni Nagano Bank Ltd.	928,177	12,575
	Hulic Co. Ltd.	1,114,464	12,569
	Kandenko Co. Ltd.	283,627	12,372
	Japan Real Estate Investment Corp.	16,006	12,251
	TOTO Ltd.	345,292	12,130
	Yokohama Rubber Co. Ltd.	295,863	12,042
	Japan Post Insurance Co. Ltd.	1,227,117	11,965
	Japan Metropolitan Fund Investment	16,120	11,947
	Tokyu Corp.	1,120,210	11,913
	Tokyu Fudosan Holdings Corp.	1,396,970	11,894
	Zensho Holdings Co. Ltd.	214,228	11,807
	Sony Financial Group Inc.	13,148,020	11,796
	MatsukiyoCocokara & Co.	801,525	11,678
	Nexon Co. Ltd.	691,672	11,677
	Amada Co. Ltd.	689,685	11,662
	Taiyo Yuden Co. Ltd.	283,650	11,630
	Kyushu Electric Power Co. Inc.	1,074,568	11,618
	Sumitomo Chemical Co. Ltd.	3,517,030	11,476
*	Nissan Motor Co. Ltd.	4,958,609	11,345
	Toho Co. Ltd.	1,208,435	11,140
	Ricoh Co. Ltd.	1,296,395	10,933
	Mitsubishi Gas Chemical Co. Inc.	386,179	10,873
	Gunma Bank Ltd.	780,900	10,693
	Tokyo Tatemono Co. Ltd.	461,821	10,627
	TIS Inc.	481,380	10,492
	Iyogin Holdings Inc.	539,694	10,401
	Brother Industries Ltd.	546,028	10,369
	Tosoh Corp.	668,642	10,304
	BayCurrent Inc.	318,300	10,251
	Sumitomo Forestry Co. Ltd.	1,133,510	10,244
	Trend Micro Inc.	293,990	10,233
	McDonald's Holdings Co. Japan Ltd.	196,500	10,196
	Azbil Corp.	1,141,040	10,155
	Sanwa Holdings Corp.	442,772	10,127
	Mitsui Chemicals Inc.	828,408	10,106
	NOF Corp.	494,850	10,106
	Asahi Intecc Co. Ltd.	474,467	9,984
	Skylark Holdings Co. Ltd.	515,964	9,900
	Kobe Steel Ltd.	801,467	9,877
	Square Enix Holdings Co. Ltd.	625,092	9,860
	Otsuka Corp.	531,382	9,857
	Haseko Corp.	570,602	9,854
	Mitsubishi Materials Corp.	297,700	9,810
	Tokyo Seimitsu Co. Ltd.	87,900	9,713
	Hikari Tsushin Inc.	39,911	9,692
	Nomura Real Estate Master Fund Inc.	9,387	9,673
	Nippon Prologis REIT Inc.	16,805	9,624
	Oji Holdings Corp.	1,826,673	9,604
	Hokuhoku Financial Group Inc.	251,100	9,573
	Open House Group Co. Ltd.	161,283	9,492
	Yakult Honsha Co. Ltd.	543,096	9,458
	Sysmex Corp.	1,059,954	9,360
	Sapporo Holdings Ltd.	832,995	9,345
	USS Co. Ltd.	861,842	9,308
	COMSYS Holdings Corp.	254,589	9,168
	THK Co. Ltd.	243,721	9,137
	77 Bank Ltd.	474,100	9,127
	M3 Inc.	947,411	9,126
	NH Foods Ltd.	220,978	9,105
37

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Kintetsu Group Holdings Co. Ltd.	424,781	9,070
	Maruwa Co. Ltd.	19,100	9,023
	Dentsu Group Inc.	474,620	9,011
	Electric Power Development Co. Ltd.	367,406	8,992
	Japan Steel Works Ltd.	145,900	8,916
	Sumitomo Heavy Industries Ltd.	261,801	8,858
	Mazda Motor Corp.	1,374,692	8,849
	KDX Realty Investment Corp.	8,370	8,743
	Modec Inc.	105,400	8,715
	GLP J-Reit	10,027	8,690
	Hirose Electric Co. Ltd.	62,060	8,628
	GS Yuasa Corp.	213,125	8,618
	Seibu Holdings Inc.	363,508	8,554
*	Rakuten Bank Ltd.	205,500	8,303
	Seiko Epson Corp.	617,058	8,300
	NSK Ltd.	1,018,258	8,271
	Hamamatsu Photonics KK	641,024	8,263
	Hitachi Construction Machinery Co. Ltd.	235,739	8,252
	Suntory Beverage & Food Ltd.	285,815	8,237
	SG Holdings Co. Ltd.	877,325	8,211
	Kyowa Kirin Co. Ltd.	540,982	8,150
	United Urban Investment Corp.	7,170	8,112
	Nissin Foods Holdings Co. Ltd.	448,066	8,022
	Nabtesco Corp.	242,243	8,012
	Hoshizaki Corp.	245,252	7,974
	Nippon Electric Glass Co. Ltd.	152,079	7,939
	EXEO Group Inc.	428,138	7,861
	Dowa Holdings Co. Ltd.	128,014	7,790
	Tobu Railway Co. Ltd.	434,986	7,768
	J Front Retailing Co. Ltd.	533,056	7,758
	Mitsui E&S Co. Ltd.	214,900	7,750
	Nomura Real Estate Holdings Inc.	1,180,895	7,704
	CyberAgent Inc.	957,568	7,669
	JGC Holdings Corp.	499,454	7,589
	Orix JREIT Inc.	11,829	7,515
	Odakyu Electric Railway Co. Ltd.	749,700	7,505
	Tohoku Electric Power Co. Inc.	1,074,180	7,503
	Nikon Corp.	676,599	7,486
	Medipal Holdings Corp.	418,757	7,482
	Daiwa House REIT Investment Corp.	9,260	7,447
	Santen Pharmaceutical Co. Ltd.	721,500	7,435
	Kyushu Railway Co.	319,488	7,334
	Credit Saison Co. Ltd.	263,890	7,309
	Ulvac Inc.	113,346	7,138
[1]	Nikkon Holdings Co. Ltd.	220,796	7,134
	Hirogin Holdings Inc.	602,984	7,123
	Koito Manufacturing Co. Ltd.	437,052	7,091
	SKY Perfect JSAT Corp.	319,000	6,965
	Kuraray Co. Ltd.	661,879	6,951
	Yamaguchi Financial Group Inc.	402,957	6,924
	Kyushu Financial Group Inc.	847,676	6,923
	Marui Group Co. Ltd.	360,963	6,910
	Rohto Pharmaceutical Co. Ltd.	468,650	6,891
	Kraftia Corp.	111,661	6,887
	Keisei Electric Railway Co. Ltd.	960,393	6,859
	Yamato Holdings Co. Ltd.	604,976	6,854
	MonotaRO Co. Ltd.	572,856	6,812
	Takashimaya Co. Ltd.	568,852	6,763
	Nisshin Seifun Group Inc.	528,704	6,753
	Takasago Thermal Engineering Co. Ltd.	233,500	6,734
	Toyoda Gosei Co. Ltd.	224,720	6,631
	Nichias Corp.	333,300	6,613
	Shimamura Co. Ltd.	311,802	6,530
	Cosmo Energy Holdings Co. Ltd.	254,352	6,502
	Tsuruha Holdings Inc.	493,615	6,496
	Lixil Corp.	627,676	6,481
	Chugin Financial Group Inc.	348,172	6,480
	Invincible Investment Corp.	16,451	6,473
	NHK Spring Co. Ltd.	352,786	6,446
	Toyo Tire Corp.	262,658	6,440
38

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Japan Hotel REIT Investment Corp.	12,803	6,398
	Tokyo Metro Co. Ltd.	633,500	6,380
	Kamigumi Co. Ltd.	190,203	6,286
*	Mercari Inc.	257,379	6,262
	ZOZO Inc.	932,768	6,260
	Yamazaki Baking Co. Ltd.	298,770	6,249
	Yamaha Corp.	874,656	6,242
	JTEKT Corp.	507,064	6,193
	Kewpie Corp.	232,153	6,160
	Mitsubishi Logistics Corp.	682,870	6,116
	Advance Residence Investment Corp.	5,904	6,103
	Persol Holdings Co. Ltd.	4,045,210	6,021
	Zenkoku Hosho Co. Ltd.	299,036	6,020
	INFRONEER Holdings Inc.	440,045	5,991
	Alps Alpine Co. Ltd.	395,907	5,941
	Nagase & Co. Ltd.	789,764	5,940
	Alfresa Holdings Corp.	390,113	5,889
	Air Water Inc.	414,714	5,883
[1]	ANA Holdings Inc.	352,534	5,858
	Yamato Kogyo Co. Ltd.	76,015	5,802
	Organo Corp.	57,300	5,790
	Keio Corp.	1,219,595	5,750
	Taiheiyo Cement Corp.	253,146	5,747
	Dexerials Corp.	365,500	5,704
	Kadokawa Corp.	246,900	5,626
	ALSOK Co. Ltd.	729,020	5,514
	DMG Mori Co. Ltd.	294,865	5,495
	Nifco Inc.	185,479	5,466
	Lion Corp.	557,870	5,457
	Taiyo Holdings Co. Ltd.	176,800	5,447
	Kansai Paint Co. Ltd.	360,302	5,407
*,1	Metaplanet Inc.	2,496,100	5,367
	Nichirei Corp.	446,440	5,365
	Sumitomo Rubber Industries Ltd.	413,643	5,364
	Toyo Seikan Group Holdings Ltd.	257,038	5,331
	Rorze Corp.	222,300	5,329
	Macnica Holdings Inc.	315,200	5,324
	Iwatani Corp.	432,700	5,319
	Kobe Bussan Co. Ltd.	302,988	5,304
	Rinnai Corp.	231,148	5,253
	GMO Payment Gateway Inc.	103,535	5,200
	Sankyu Inc.	96,525	5,187
	Japan Airlines Co. Ltd.	329,065	5,175
	Japan Prime Realty Investment Corp.	8,146	5,157
*,1	Sumitomo Pharma Co. Ltd.	459,350	5,071
	Japan Airport Terminal Co. Ltd.	157,483	5,061
	Sega Sammy Holdings Inc.	343,368	4,978
	Industrial & Infrastructure Fund Investment Corp.	5,295	4,956
	Toho Gas Co. Ltd.	656,672	4,931
	Socionext Inc.	404,400	4,921
	Nagoya Railroad Co. Ltd.	432,658	4,886
	BIPROGY Inc.	169,493	4,875
	Casio Computer Co. Ltd.	479,308	4,863
	Mitsui Fudosan Logistics Park Inc.	6,762	4,853
	Coca-Cola Bottlers Japan Holdings Inc.	222,904	4,833
	Iida Group Holdings Co. Ltd.	337,011	4,767
	Canon Marketing Japan Inc.	208,036	4,735
	Morinaga Milk Industry Co. Ltd.	156,674	4,728
	Kakaku.com Inc.	282,811	4,726
	Keikyu Corp.	481,246	4,718
	Sankyo Co. Ltd.	398,800	4,718
	Sekisui House REIT Inc.	8,660	4,711
	Sugi Holdings Co. Ltd.	230,384	4,611
	Internet Initiative Japan Inc.	260,000	4,575
	Harmonic Drive Systems Inc.	133,941	4,566
	Miura Co. Ltd.	218,750	4,530
	Suzuken Co. Ltd.	127,809	4,524
	NANKAI Co. Ltd.	238,038	4,513
	Hisamitsu Pharmaceutical Co. Inc.	116,796	4,479
	Mitsui Fudosan Accommodations Fund Inc.	5,231	4,370
39

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Toda Corp.	477,759	4,337
	Tokyo Century Corp.	315,344	4,332
	Ezaki Glico Co. Ltd.	119,518	4,323
	Sumitomo Bakelite Co. Ltd.	122,458	4,313
	Stanley Electric Co. Ltd.	220,840	4,310
	Takara Holdings Inc.	382,080	4,307
	Jeol Ltd.	106,300	4,276
	Oracle Corp. Japan	76,451	4,254
	Teijin Ltd.	420,058	4,230
	Activia Properties Inc.	4,667	4,197
	Kobayashi Pharmaceutical Co. Ltd.	113,149	4,192
	Daido Steel Co. Ltd.	358,475	4,191
	DIC Corp.	182,530	4,179
	Nippon Shinyaku Co. Ltd.	136,213	4,176
	Keihan Holdings Co. Ltd.	199,235	4,130
	Resorttrust Inc.	370,198	4,123
	Chugoku Electric Power Co. Inc.	712,629	4,088
	Yamada Holdings Co. Ltd.	1,205,317	4,019
	Daicel Corp.	508,723	3,989
	Mabuchi Motor Co. Ltd.	417,480	3,929
	Nippon Shokubai Co. Ltd.	285,100	3,925
	Zeon Corp.	333,053	3,882
	Kokuyo Co. Ltd.	770,152	3,836
	Shikoku Electric Power Co. Inc.	377,087	3,754
	Sundrug Co. Ltd.	150,770	3,627
	Japan Logistics Fund Inc.	5,826	3,549
	Aozora Bank Ltd.	218,974	3,533
	Tsumura & Co.	151,190	3,526
	Seino Holdings Co. Ltd.	229,226	3,513
	LaSalle Logiport REIT	3,590	3,509
	Maruichi Steel Tube Ltd.	377,523	3,506
	Fuyo General Lease Co. Ltd.	125,402	3,472
	ABC-Mart Inc.	202,763	3,444
	Park24 Co. Ltd.	292,089	3,435
	Nihon Kohden Corp.	367,840	3,426
	Konica Minolta Inc.	1,073,362	3,413
	Nippon Kayaku Co. Ltd.	307,576	3,411
	Hakuhodo DY Holdings Inc.	506,498	3,401
	Cosmos Pharmaceutical Corp.	86,126	3,348
	Nipro Corp.	343,666	3,336
[1]	NS Solutions Corp.	143,152	3,317
*,1	Money Forward Inc.	107,220	3,282
	Amano Corp.	141,850	3,243
	UBE Corp.	213,876	3,242
	Kaneka Corp.	103,436	3,235
	K's Holdings Corp.	279,333	3,229
	Calbee Inc.	168,595	3,195
	Sawai Group Holdings Co. Ltd.	234,006	3,151
	SHO-BOND Holdings Co. Ltd.	370,428	3,133
	Sotetsu Holdings Inc.	184,999	3,118
	Kagome Co. Ltd.	181,425	3,117
	Goldwin Inc.	215,203	3,012
	AEON REIT Investment Corp.	3,699	2,966
	Frontier Real Estate Investment Corp.	5,360	2,936
	Blue Zones Holdings Co. Ltd.	263,005	2,928
	Tomy Co. Ltd.	180,100	2,926
	Koei Tecmo Holdings Co. Ltd.	294,800	2,921
	Kotobuki Spirits Co. Ltd.	227,685	2,914
	Daiwa Securities Living Investments Corp.	4,176	2,872
	NOK Corp.	161,239	2,867
	Acom Co. Ltd.	884,517	2,839
	Mitsubishi Motors Corp.	1,446,764	2,826
	Kose Holdings Corp.	75,893	2,707
	Mori Hills REIT Investment Corp.	3,085	2,644
[1]	Toridoll Holdings Corp.	101,200	2,615
	House Foods Group Inc.	135,882	2,609
[1]	Kusuri no Aoki Holdings Co. Ltd.	107,770	2,570
*	Visional Inc.	54,146	2,557
	Toyota Boshoku Corp.	177,665	2,514
	GMO internet group Inc.	126,782	2,509
40

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Relo Group Inc.	199,206	2,494
	TBS Holdings Inc.	70,217	2,484
	OBIC Business Consultants Co. Ltd.	62,191	2,444
	Daiwa Office Investment Corp.	1,133	2,422
	AEON Financial Service Co. Ltd.	240,774	2,394
	Fuji Media Holdings Inc.	95,509	2,363
	Toei Animation Co. Ltd.	141,225	2,337
	Dentsu Soken Inc.	159,300	2,240
[1]	Ito En Ltd.	121,123	2,228
	Workman Co. Ltd.	48,321	2,201
	Rakus Co. Ltd.	384,876	2,127
	Nippon Television Holdings Inc.	111,600	2,122
	Seven Bank Ltd.	1,251,381	2,113
	Round One Corp.	388,200	2,109
	Fuji Oil Co. Ltd.	97,974	2,086
	Takeda Pharmaceutical Co. Ltd. ADR	123,374	2,058
	Bic Camera Inc.	198,389	2,053
*	Sharp Corp.	569,090	2,039
	Itoham Yonekyu Holdings Inc.	56,583	1,885
	PALTAC Corp.	61,360	1,812
*,1	SHIFT Inc.	395,200	1,671
	Pola Orbis Holdings Inc.	189,570	1,567
	U-Next Holdings Co. Ltd.	134,900	1,321
	JMDC Inc.	56,900	1,217
	Justsystems Corp.	48,437	1,152
			13,559,556
Kuwait (0.2%)
	Kuwait Finance House KSCP	30,543,630	78,476
	National Bank of Kuwait SAKP	19,951,345	55,825
	Boubyan Bank KSCP	4,369,586	9,657
	Mobile Telecommunications Co. KSCP	5,165,866	9,577
	Gulf Bank KSCP	5,388,913	5,950
	Mabanee Co. KPSC	1,553,948	5,082
	Warba Bank KSCP	5,292,533	5,016
	Burgan Bank SAK	2,553,770	1,669
			171,252
Malaysia (0.4%)
	Malayan Banking Bhd.	17,471,400	48,791
	Public Bank Bhd.	33,697,895	39,736
	Tenaga Nasional Bhd.	10,369,600	38,005
	CIMB Group Holdings Bhd.	19,253,573	37,183
	Press Metal Aluminium Holdings Bhd.	8,612,500	18,717
	IHH Healthcare Bhd.	7,110,700	15,796
	Gamuda Bhd.	12,029,300	13,423
	SD Guthrie Bhd.	8,452,805	13,197
	AMMB Holdings Bhd.	6,613,300	10,247
	RHB Bank Bhd.	4,850,400	9,946
	Petronas Gas Bhd.	2,199,650	9,863
	MISC Bhd.	4,632,435	9,774
	Petronas Chemicals Group Bhd.	6,363,768	9,498
	Sunway Bhd.	6,163,400	8,347
	Hong Leong Bank Bhd.	1,428,700	8,012
	IOI Corp. Bhd.	6,618,565	7,197
	CelcomDigi Bhd.	8,901,466	6,728
	Kuala Lumpur Kepong Bhd.	1,184,600	6,330
	Axiata Group Bhd.	10,345,624	6,126
	Maxis Bhd.	6,658,700	5,861
	YTL Power International Bhd.	5,982,460	5,764
	Dialog Group Bhd.	9,954,100	5,696
	Sime Darby Bhd.	9,382,505	5,114
	Telekom Malaysia Bhd.	2,671,657	5,038
	IJM Corp. Bhd.	7,614,940	4,636
	YTL Corp. Bhd.	8,798,648	4,531
	Petronas Dagangan Bhd.	782,600	3,986
	PPB Group Bhd.	1,350,660	3,921
	Nestle Malaysia Bhd.	141,100	3,856
	QL Resources Bhd.	3,671,800	3,514
[2]	MR DIY Group M Bhd.	7,614,100	3,207
	Genting Bhd.	4,685,100	3,038
41

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	99 Speed Mart Retail Holdings Bhd.	3,349,000	2,915
	Fraser & Neave Holdings Bhd.	360,800	2,844
	Alliance Bank Malaysia Bhd.	2,104,417	2,472
*	Sunway Healthcare Holdings Bhd. Class B	4,812,330	2,290
	Top Glove Corp. Bhd.	11,790,700	2,153
	Genting Malaysia Bhd.	3,640,300	1,816
			389,568
Mexico (0.6%)
	Grupo Financiero Banorte SAB de CV Class O	6,670,618	72,432
	Grupo Mexico SAB de CV Series B	6,596,133	72,197
	America Movil SAB de CV Series B	36,271,393	48,193
	Fomento Economico Mexicano SAB de CV	4,030,127	47,630
	Wal-Mart de Mexico SAB de CV	11,764,897	37,089
	Arca Continental SAB de CV	2,043,383	24,550
	Grupo Aeroportuario del Pacifico SAB de CV Class B	950,677	23,848
	Cemex SAB de CV	17,921,277	22,006
*	Industrias Penoles SAB de CV	433,636	21,862
	Cemex SAB de CV ADR	1,688,348	20,767
	Prologis Property Mexico SA de CV	2,585,933	11,832
	Grupo Aeroportuario del Sureste SAB de CV Class B	380,580	11,598
	Fibra Uno Administracion SA de CV	6,629,889	11,382
	Coca-Cola Femsa SAB de CV	1,098,544	11,129
	Grupo Financiero Inbursa SAB de CV Class O	4,226,349	10,403
	Grupo Bimbo SAB de CV Series A	2,783,825	9,479
	Grupo Bimbo SAB de CV Series A1	1,237,008	9,405
	Grupo Aeroportuario del Centro Norte SAB de CV	630,012	8,361
	Kimberly-Clark de Mexico SAB de CV Class A	3,582,926	8,102
	Corp. Inmobiliaria Vesta SAB de CV	1,926,947	6,859
	Gentera SAB de CV	2,503,900	6,559
	Megacable Holdings SAB de CV	1,862,813	6,521
	Gruma SAB de CV Class B	367,923	6,385
	Promotora y Operadora de Infraestructura SAB de CV	398,587	6,311
[2]	Banco del Bajio SA	1,848,343	5,786
	Sigma Foods SAB de CV	5,720,957	5,420
	Regional SAB de CV	581,748	4,902
	Qualitas Controladora SAB de CV	462,549	4,613
	GCC SAB de CV	383,300	4,529
	Grupo Comercial Chedraui SA de CV	651,148	3,813
	Alsea SAB de CV	1,126,310	3,315
*	Alpek SAB de CV	3,878,748	2,776
	El Puerto de Liverpool SAB de CV Class C1	442,108	2,618
*	Orbia Advance Corp. SAB de CV	1,975,456	2,365
	Becle SAB de CV	1,024,016	825
			555,862
Netherlands (2.8%)
	ASML Holding NV	897,497	1,297,373
	ING Groep NV	6,737,728	194,999
	Prosus NV	2,805,343	135,815
	ASM International NV	107,606	105,268
	Koninklijke Ahold Delhaize NV	2,073,441	97,262
*,2	Adyen NV	61,456	69,350
	ArcelorMittal SA	978,773	56,823
	NN Group NV	609,646	53,365
	Heineken NV	639,502	49,785
	BE Semiconductor Industries NV	163,489	47,823
	Koninklijke Philips NV	1,774,464	46,806
	Koninklijke KPN NV	8,593,617	45,955
	Universal Music Group NV	2,178,964	45,688
	ABN AMRO Bank NV	1,179,669	41,072
	Wolters Kluwer NV	521,713	40,717
	DSM-Firmenich AG	419,912	31,363
	ASR Nederland NV	363,381	27,602
	Aegon Ltd.	2,994,381	24,813
	Akzo Nobel NV	390,602	22,927
	Heineken Holding NV	262,742	18,671
*	Magnum Ice Cream Co. NV (AQEU)	1,114,011	16,295
*	IMCD NV	134,892	15,861
	EXOR NV	200,297	15,712
*	InPost SA	587,325	10,534
42

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	HAL Trust	39,257	7,861
[2]	CVC Capital Partners plc	490,187	7,461
*	CSG NV	342,712	7,422
[1]	Randstad NV	250,114	7,411
[2]	CTP NV	301,178	5,693
			2,547,727
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,334,581	28,761
	Auckland International Airport Ltd.	3,872,971	18,906
	Infratil Ltd.	2,162,878	15,933
	Contact Energy Ltd.	1,962,256	11,029
	Meridian Energy Ltd.	2,819,703	9,466
	Mainfreight Ltd.	183,145	6,388
	Mercury NZ Ltd.	1,496,109	5,923
	EBOS Group Ltd.	426,707	5,373
	Spark New Zealand Ltd.	3,912,536	4,805
*	Fletcher Building Ltd. (XNZE)	2,399,600	3,964
*	Ryman Healthcare Ltd.	2,070,845	2,604
			113,152
Norway (0.4%)
	Equinor ASA	1,552,440	63,180
	DNB Bank ASA	1,877,626	56,861
	Norsk Hydro ASA	2,983,422	33,031
	Kongsberg Gruppen ASA	950,632	31,791
	Aker BP ASA	714,819	27,944
	Telenor ASA	1,456,349	24,006
	Mowi ASA	1,020,618	22,645
	Yara International ASA	376,769	21,934
	Orkla ASA	1,548,824	19,103
	Gjensidige Forsikring ASA	423,849	11,906
	Vend Marketplaces ASA Class B	396,742	10,932
	Var Energi ASA	2,003,545	10,181
	Salmar ASA	161,708	9,792
*	Kongsberg Maritime A/S	948,848	6,219
	Aker ASA Class A	47,461	5,475
			355,000
Philippines (0.1%)
	International Container Terminal Services Inc.	2,522,375	29,234
	Bdo Unibank Inc.	5,425,500	10,145
	SM Prime Holdings Inc.	24,042,723	7,440
	Bank of the Philippine Islands	4,542,089	6,613
	Ayala Corp.	663,707	5,047
	Manila Electric Co.	467,278	4,958
	PLDT Inc.	222,496	4,539
	Metropolitan Bank & Trust Co.	4,121,996	4,495
	Ayala Land Inc.	15,441,201	3,799
	JG Summit Holdings Inc.	6,454,520	2,850
	Jollibee Foods Corp.	1,066,908	2,760
	Aboitiz Power Corp.	2,717,400	2,012
	Universal Robina Corp.	1,911,669	1,899
	Globe Telecom Inc.	68,543	1,839
	GT Capital Holdings Inc.	208,538	1,604
	Puregold Price Club Inc.	2,241,092	1,568
	DMCI Holdings Inc.	7,547,978	1,175
	Converge Information & Communications Technology Solutions Inc.	5,576,700	1,153
	LT Group Inc.	4,594,616	1,121
[2]	Monde Nissin Corp.	9,449,400	1,046
	ACEN Corp.	21,661,781	1,003
	Semirara Mining & Power Corp.	1,938,400	820
	Megaworld Corp.	17,582,985	594
			97,714
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,984,444	51,984
	ORLEN SA	1,346,279	49,479
*	KGHM Polska Miedz SA	315,871	26,533
	Bank Polska Kasa Opieki SA	407,874	25,532
	Powszechny Zaklad Ubezpieczen SA	1,314,694	23,129
	LPP SA	2,954	17,861
43

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Erste Bank Polska SA	97,316	16,583
*,2	Allegro.eu SA	1,991,230	16,398
*,2	Dino Polska SA	1,107,883	9,808
*	mBank SA	30,287	9,572
			246,879
Portugal (0.1%)
	EDP SA	6,894,560	37,605
	Galp Energia SGPS SA	955,043	22,338
	Banco Comercial Portugues SA Class R	20,765,150	22,196
	Jeronimo Martins SGPS SA	636,430	15,282
*	EDP Renovaveis SA	721,799	12,069
			109,490
Qatar (0.2%)
	Qatar National Bank QPSC	10,102,873	48,109
	Qatar Islamic Bank QPSC	4,204,316	25,677
	Industries Qatar QSC	4,653,036	15,280
	Commercial Bank PSQC	7,861,333	9,297
	Al Rayan Bank	14,201,961	8,447
	Ooredoo QPSC	2,158,664	8,129
	Qatar Gas Transport Co. Ltd.	6,362,467	7,484
	Qatar International Islamic Bank QSC	1,988,001	6,177
	Qatar Fuel QSC	1,373,550	5,406
	Nebras Energy	1,124,377	4,522
	Dukhan Bank	4,708,244	4,486
	Mesaieed Petrochemical Holding Co.	12,067,600	3,932
	Barwa Real Estate Co.	4,776,786	3,094
	Qatar Aluminum Manufacturing Co.	6,342,743	2,819
	Vodafone Qatar PQSC	3,629,053	2,657
*	Estithmar Holding QPSC	2,350,353	2,548
*	Ezdan Holding Group QSC	3,485,081	817
			158,881
Romania (0.0%)
	Banca Transilvania SA	2,167,917	17,769
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	205,370	7,372
	OMV Petrom SA	9,345,954	2,124
	Societatea Nationala Nuclearelectrica SA	122,669	1,960
	Societatea Energetica Electrica SA	319,324	1,948
*	MED Life SA	562,576	1,527
	One United Properties SA	90,126	601
			33,301
Russia (0.0%)
*,3	Polyus PJSC (Registered) GDR	1	—
*,3	Sberbank of Russia PJSC ADR (XLON)	1,098,895	—
*,3	Surgutneftegas PJSC ADR	2,397	—
*,3	Severstal PAO GDR (Registered)	297,905	—
*,3	VTB Bank PJSC GDR (Registered)	1,904,444	—
*,1,3	Rostelecom PJSC ADR	4,260	—
*,3	Sistema PJSFC (Registered) GDR	185,097	—
*,3	PhosAgro PJSC	1,038	—
*,3	PhosAgro PJSC GDR (Registered)	161,274	—
			—
Saudi Arabia (0.9%)
	Al Rajhi Bank	6,806,941	124,798
[2]	Saudi Arabian Oil Co.	13,750,117	101,988
	Saudi National Bank	6,743,326	70,699
*	Saudi Arabian Mining Co.	3,114,349	54,615
	Saudi Telecom Co.	4,360,357	50,680
	Saudi Basic Industries Corp.	2,085,033	34,075
	Riyad Bank	4,517,178	25,015
*	ACWA Power Co.	522,738	23,508
	Alinma Bank	3,385,208	21,994
	SABIC Agri-Nutrients Co.	540,938	21,034
	Saudi Awwal Bank	2,292,155	20,850
	Dr Sulaiman Al Habib Medical Services Group Co.	235,294	15,235
	Etihad Etisalat Co.	875,879	15,208
	Banque Saudi Fransi	2,832,074	14,606
	Almarai Co. JSC	1,156,384	12,791
	Arab National Bank	2,035,749	11,720
44

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Bank AlBilad	1,718,039	11,514
	Bupa Arabia for Cooperative Insurance Co.	180,412	8,799
	Elm Co.	54,498	8,534
	Saudi Energy Co.	1,780,387	8,444
*	Umm Al Qura for Development & Construction Co.	1,606,334	6,958
	Electrical Industries Co.	1,283,911	6,236
	Yanbu National Petrochemical Co.	633,196	6,211
	Co. for Cooperative Insurance	168,998	5,883
*	Dar Al Arkan Real Estate Development Co.	1,219,405	5,772
*	Jabal Omar Development Co.	1,320,802	5,588
	Riyadh Cables Group Co.	152,644	5,388
	Jarir Marketing Co.	1,341,281	5,386
	Saudi Investment Bank	1,407,701	4,975
	Makkah Construction & Development Co.	226,426	4,845
	Bank Al-Jazira	1,453,342	4,558
	Ades Holding Co.	794,568	4,175
	SAL Saudi Logistics Services	89,730	3,949
	Saudi Tadawul Group Holding Co.	110,252	3,900
	Saudi Aramco Base Oil Co.	115,548	3,899
*	Rabigh Refining & Petrochemical Co.	971,941	3,843
	Mouwasat Medical Services Co.	209,090	3,799
	Aldrees Petroleum & Transport Services Co.	113,702	3,646
	Dallah Healthcare Co.	106,924	3,553
	Sahara International Petrochemical Co.	825,027	3,537
	Arabian Internet & Communications Services Co.	58,445	3,469
*	Al Rajhi Co. for Co-operative Insurance	115,083	3,419
*	Mobile Telecommunications Co. Saudi Arabia	1,044,992	3,273
	Astra Industrial Group Co.	85,804	3,232
	Taiba Investments Co.	290,449	3,013
	Nahdi Medical Co.	105,372	2,958
	Saudi Industrial Investment Group	776,939	2,894
*	Saudi Kayan Petrochemical Co.	1,725,996	2,763
	Jamjoom Pharmaceuticals Factory Co.	64,339	2,670
*	Savola Group	344,815	2,491
[2]	Arabian Centres Co. Ltd.	513,264	2,406
*	National Industrialization Co. Class C	774,036	2,164
*	Advanced Petrochemical Co.	289,177	2,137
*	flynas Co. SJSC	154,089	2,096
	United Electronics Co.	91,698	1,974
	Saudia Dairy & Foodstuff Co.	35,806	1,971
*	Saudi Research & Media Group	89,063	1,828
	Saudi Ground Services Co.	209,000	1,772
*	Seera Group Holding	305,201	1,745
	Saudi Airlines Catering Co.	89,730	1,687
	Power & Water Utility Co. for Jubail & Yanbu	179,649	1,635
*	Arabian Drilling Co.	60,982	1,480
*	Arabian Contracting Services Co.	43,747	1,271
	Dr. Soliman Abdel Kader Fakeeh Hospital Co.	123,671	1,201
			807,757
Singapore (0.9%)
	DBS Group Holdings Ltd.	4,650,327	214,430
	Oversea-Chinese Banking Corp. Ltd.	7,498,102	129,362
	United Overseas Bank Ltd.	2,818,212	80,260
	Singapore Telecommunications Ltd.	16,546,430	59,928
	Singapore Exchange Ltd.	1,885,766	32,244
	Singapore Technologies Engineering Ltd.	3,446,593	29,208
	Keppel Ltd.	3,277,532	28,054
	CapitaLand Integrated Commercial Trust	13,756,214	25,621
	CapitaLand Ascendas REIT	9,645,111	18,957
	Singapore Airlines Ltd.	3,499,556	17,332
	Capitaland Investment Ltd.	5,413,128	11,872
	Wilmar International Ltd.	4,025,418	11,482
	Sembcorp Industries Ltd.	2,103,102	11,037
	Seatrium Ltd.	4,791,015	8,882
	Keppel DC REIT	4,726,965	8,748
	UOL Group Ltd.	1,042,518	8,721
	Venture Corp. Ltd.	652,082	8,323
	Mapletree Logistics Trust	7,706,078	7,419
	Mapletree Industrial Trust	4,683,942	7,269
45

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Genting Singapore Ltd.	12,949,090	6,949
	City Developments Ltd.	902,491	5,808
	Keppel REIT	8,075,194	5,685
	Suntec REIT	4,793,366	5,640
	ComfortDelGro Corp. Ltd.	4,802,691	5,592
	Thai Beverage PCL	16,537,500	5,457
	SATS Ltd.	1,996,987	5,198
	NetLink NBN Trust	6,419,016	5,096
	Mapletree Pan Asia Commercial Trust	5,001,703	5,082
	Frasers Logistics & Commercial Trust	6,200,034	4,686
	CapitaLand Ascott Trust	5,775,864	4,069
	Jardine Cycle & Carriage Ltd.	126,288	3,244
*	Yangzijiang Maritime Development Ltd.	4,888,196	2,599
	Hutchison Port Holdings Trust	11,318,663	2,381
	Olam Group Ltd.	1,759,113	1,409
	SIA Engineering Co. Ltd.	533,016	1,316
[1]	StarHub Ltd.	1,195,097	996
			790,356
South Africa (1.0%)
	Anglogold Ashanti plc	1,163,869	108,157
	Naspers Ltd. Class N	1,763,100	95,472
	Gold Fields Ltd.	2,070,433	87,708
	FirstRand Ltd.	12,269,140	65,052
	Standard Bank Group Ltd.	2,987,273	57,569
	Capitec Bank Holdings Ltd.	196,054	50,895
	Valterra Platinum Ltd.	610,647	49,183
	MTN Group Ltd.	3,815,736	48,033
	Impala Platinum Holdings Ltd.	2,070,668	29,025
	Absa Group Ltd.	1,774,035	24,874
*	Sasol Ltd.	1,460,127	20,295
	Harmony Gold Mining Co. Ltd.	1,265,635	19,952
	Discovery Ltd.	1,244,086	19,363
	Bid Corp. Ltd.	780,765	19,177
	Sibanye Stillwater Ltd.	6,408,617	19,159
	Sanlam Ltd.	3,704,339	19,079
	Shoprite Holdings Ltd.	1,090,620	18,388
	Nedbank Group Ltd.	1,032,542	16,486
	Northam Platinum Holdings Ltd.	813,661	15,688
	Remgro Ltd.	1,172,342	13,796
	NEPI Rockcastle NV	1,396,796	11,847
[2]	Pepkor Holdings Ltd.	8,272,969	10,930
	Bidvest Group Ltd.	770,520	10,828
	Reinet Investments SCA	310,948	10,708
	Vodacom Group Ltd.	1,084,131	9,210
	Old Mutual Ltd.	10,923,484	8,931
	Clicks Group Ltd.	540,975	8,588
	OUTsurance Group Ltd.	1,949,426	8,288
	Growthpoint Properties Ltd.	7,265,800	7,128
	Exxaro Resources Ltd.	536,957	7,088
	Aspen Pharmacare Holdings Ltd.	827,925	6,876
	Tiger Brands Ltd.	381,334	6,656
	Momentum Group Ltd.	2,763,229	6,280
	Woolworths Holdings Ltd.	1,925,014	6,050
	Mr Price Group Ltd.	593,494	5,570
	Investec Ltd.	464,190	3,870
	African Rainbow Minerals Ltd.	239,478	3,206
	Foschini Group Ltd.	716,153	3,011
	DRDGOLD Ltd.	991,135	2,677
[1]	Kumba Iron Ore Ltd.	125,557	2,355
	Santam Ltd.	79,055	1,893
			939,341
South Korea (5.6%)
	Samsung Electronics Co. Ltd. (XKRX)	10,903,884	1,641,990
	SK Hynix Inc.	1,251,652	1,116,183
*	SK Square Co. Ltd.	207,317	120,659
[1]	Hyundai Motor Co.	306,432	111,069
*,1	Doosan Enerbility Co. Ltd.	1,021,057	88,988
	Hanwha Aerospace Co. Ltd.	78,551	75,452
	Samsung Electro-Mechanics Co. Ltd.	127,340	73,053
46

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Samsung SDI Co. Ltd. (XKRX)	140,323	66,458
	KB Financial Group Inc.	579,366	63,444
	Kia Corp.	546,350	56,351
	Hana Financial Group Inc.	619,251	53,801
	NAVER Corp.	344,931	49,547
	Shinhan Financial Group Co. Ltd.	703,260	47,757
	Celltrion Inc.	336,875	45,887
	HD Hyundai Electric Co. Ltd.	50,865	43,740
	Hyundai Mobis Co. Ltd.	134,211	38,816
	Samsung C&T Corp.	182,865	37,360
	Woori Financial Group Inc.	1,544,458	35,220
[1]	LS Electric Co. Ltd.	175,590	33,721
[1]	Hyundai Heavy Industries Co. Ltd.	72,185	33,616
	POSCO Holdings Inc.	105,264	33,200
	Hyosung Heavy Industries Corp.	12,036	32,423
[1]	Korea Shipbuilding & Offshore Engineering Co. Ltd.	103,449	32,393
*	Samsung Heavy Industries Co. Ltd.	1,463,489	32,236
	Samsung Life Insurance Co. Ltd.	181,074	30,797
[1]	Hyundai Rotem Co. Ltd.	167,031	30,566
*,1	LG Energy Solution Ltd.	95,309	29,921
	KB Financial Group Inc. ADR (XNYS)	258,988	28,805
	LG Chem Ltd. (XKRX)	102,129	27,661
	KT&G Corp.	228,636	27,565
*,2	Samsung Biologics Co. Ltd.	27,341	27,260
*,1	Hanwha Ocean Co. Ltd.	289,207	25,876
[1]	Hanmi Semiconductor Co. Ltd.	96,762	24,515
	SK Inc.	83,379	24,271
[1]	Ecopro Co. Ltd.	231,232	24,202
[1]	LG Electronics Inc. (XKRX)	242,023	23,310
[1]	Alteogen Inc.	91,131	23,012
	Kakao Corp.	708,791	22,818
[1]	Samsung Fire & Marine Insurance Co. Ltd.	70,181	21,917
	POSCO Holdings Inc. (XNYS) ADR	266,523	21,162
	Shinhan Financial Group Co. Ltd. ADR	303,665	20,904
[1]	Mirae Asset Securities Co. Ltd.	463,695	20,596
	HD Hyundai Co. Ltd.	95,397	20,254
	LIG Defense&Aerospace Co. Ltd.	30,937	19,625
[1]	Korea Aerospace Industries Ltd.	162,472	18,614
[1]	Hyundai Engineering & Construction Co. Ltd.	167,777	18,581
[1]	Doosan Co. Ltd.	15,571	17,191
[1]	APR Corp.	56,911	16,342
*,1	SK Innovation Co. Ltd.	161,217	16,005
[1]	Ecopro BM Co. Ltd.	111,731	15,733
	Korea Investment Holdings Co. Ltd.	94,919	15,597
	LG Corp.	198,177	13,375
[1]	Hanwha Systems Co. Ltd.	167,978	13,322
	Hyundai Glovis Co. Ltd.	86,009	13,280
[1]	POSCO Future M Co. Ltd.	76,348	13,120
	Samsung E&A Co. Ltd.	360,332	13,050
[1]	IsuPetasys Co. Ltd.	125,624	13,042
	Korea Electric Power Corp.	426,399	12,776
[1]	LG Innotek Co. Ltd.	32,430	12,679
*,1	Meritz Financial Group Inc.	161,920	12,254
	LS Corp.	38,504	11,979
*,1	HLB Inc.	278,721	11,543
	DB Insurance Co. Ltd.	100,535	11,440
	Krafton Inc.	62,754	11,283
	Samsung Securities Co. Ltd.	143,092	10,485
	Korea Zinc Co. Ltd.	9,657	10,351
	Samsung SDS Co. Ltd.	90,911	10,290
[1]	HYBE Co. Ltd.	51,909	9,301
	S-Oil Corp.	95,535	8,695
[1]	Industrial Bank of Korea	566,416	8,683
*,1	ABLBio Inc.	93,170	8,667
*,1	L&F Co. Ltd.	64,385	8,600
[1]	HMM Co. Ltd.	615,450	8,579
[1]	Samyang Foods Co. Ltd.	9,362	8,500
*,1	Rainbow Robotics	18,538	8,442
*,1	Hanwha Solutions Corp.	242,425	8,408
	Yuhan Corp.	127,709	7,967
47

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	BNK Financial Group Inc.	563,055	7,149
[1]	KakaoBank Corp.	431,040	7,126
[1]	Korean Air Lines Co. Ltd.	423,312	7,085
	Coway Co. Ltd.	121,164	7,044
	NH Investment & Securities Co. Ltd.	302,039	6,925
[1]	HD Hyundai Marine Solution Co. Ltd.	36,360	6,574
	Hankook Tire & Technology Co. Ltd.	157,772	6,349
[1]	Posco International Corp.	105,467	6,224
[1]	Amorepacific Corp.	66,964	6,139
	Hanwha Corp. (XKRX)	63,103	5,737
	Hyundai Steel Co.	193,948	5,638
*,1	LG Display Co. Ltd.	666,857	5,568
	Doosan Bobcat Inc.	112,318	5,524
*,1	Samsung Episholdings Co. Ltd.	14,696	5,428
	GS Holdings Corp.	97,526	5,417
	NC Corp.	29,159	5,384
	Korea Electric Power Corp. ADR	343,598	5,254
	LG Uplus Corp.	473,377	5,076
[1]	LG CNS Co. Ltd.	111,678	4,962
[1]	Orion Corp.	51,042	4,958
[1]	Hyundai Autoever Corp.	15,689	4,848
[1]	CJ Corp.	29,880	4,550
*,1	Hanwha Vision Co. Ltd.	75,960	4,499
	Hanmi Pharm Co. Ltd.	14,332	4,488
*,1	SK Biopharmaceuticals Co. Ltd.	63,835	4,359
[1]	Hanjin Kal Corp.	54,366	4,169
	iM Financial Group Co. Ltd.	317,044	4,103
[1]	GS Engineering & Construction Corp.	147,919	3,840
	KCC Corp.	9,689	3,675
[1]	LG H&H Co. Ltd. (XKRX)	21,316	3,674
*,1	SKC Co. Ltd. (XKRX)	43,474	3,506
[1]	Kumho Petrochemical Co. Ltd.	34,363	3,419
[1]	Lotte Chemical Corp.	41,683	3,234
*,1	Ecopro Materials Co. Ltd.	58,464	3,216
*,1	Hotel Shilla Co. Ltd.	71,654	3,193
*,1	Kakaopay Corp.	83,691	3,186
	E-MART Inc.	43,252	3,132
*,1	Pearl Abyss Corp.	77,295	3,082
	CJ CheilJedang Corp. (XKRX)	18,323	3,064
	Kangwon Land Inc.	255,338	2,972
	HL Mando Co. Ltd.	72,373	2,819
[1]	Posco DX Co. Ltd.	118,811	2,813
*	Hyundai Marine & Fire Insurance Co. Ltd.	133,216	2,746
	S-1 Corp.	44,113	2,570
	Lotte Shopping Co. Ltd.	25,995	2,382
	Cheil Worldwide Inc.	171,827	2,330
*,1	Hanon Systems	799,610	2,300
[1]	KEPCO Plant Service & Engineering Co. Ltd.	48,917	2,077
[1]	Pan Ocean Co. Ltd.	546,606	2,052
*,1	Hanwha Life Insurance Co. Ltd.	613,175	2,033
	Samsung Card Co. Ltd.	54,364	1,962
[1,2]	Netmarble Corp.	57,286	1,930
[1]	NongShim Co. Ltd.	7,197	1,848
[1]	Celltrion Pharm Inc.	47,156	1,804
	BGF retail Co. Ltd.	19,601	1,752
	Misto Holdings Corp.	63,388	1,744
*,1	SK Bioscience Co. Ltd.	59,153	1,734
	SK Telecom Co. Ltd.	23,549	1,526
	Korea Gas Corp.	56,024	1,485
[1]	Lotte Corp.	69,536	1,447
[1]	F&F Co. Ltd.	31,216	1,418
	CJ Logistics Corp.	20,501	1,408
[1]	Dongsuh Cos. Inc.	72,571	1,313
	GS Retail Co. Ltd.	80,885	1,287
	GC Biopharma Corp.	12,314	1,148
*,1,2	SK IE Technology Co. Ltd.	62,700	1,129
	Hanmi Science Co. Ltd.	43,092	1,104
	Amorepacific Holdings Corp.	51,480	975
48

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*,3	Kum Yang Co. Ltd.	34,122	228
			5,101,709
Spain (2.1%)
	Banco Santander SA	33,859,878	413,169
	Iberdrola SA (XMAD)	15,164,256	355,514
	Banco Bilbao Vizcaya Argentaria SA	13,110,452	289,510
	Industria de Diseno Textil SA	2,558,047	153,101
	CaixaBank SA	8,305,201	105,711
	Ferrovial SE	1,091,464	74,952
	Repsol SA	2,487,191	66,809
	ACS Actividades de Construccion y Servicios SA (SGMU)	413,456	59,593
	Amadeus IT Group SA	997,059	57,533
	Banco de Sabadell SA	11,555,157	44,799
*,2	Cellnex Telecom SA	1,306,804	43,990
[2]	Aena SME SA	1,601,093	43,730
	Telefonica SA	9,462,897	42,702
	Endesa SA	731,486	32,806
	Naturgy Energy Group SA	832,907	26,207
	Bankinter SA	1,435,470	23,888
	Merlin Properties Socimi SA	956,671	16,730
	Redeia Corp. SA	940,743	16,470
	Acciona SA	54,888	15,977
[1]	Indra Sistemas SA	200,804	11,549
	Mapfre SA	2,121,963	10,388
	Grifols SA	634,298	6,688
	Corp. ACCIONA Energias Renovables SA	69,091	1,816
			1,913,632
Sweden (1.9%)
	Investor AB Class B	3,995,052	162,141
	Volvo AB Class B	3,627,322	126,437
	Atlas Copco AB Class A	6,003,851	115,380
	Sandvik AB	2,384,353	100,303
	Assa Abloy AB Class B	2,249,485	86,577
	Telefonaktiebolaget LM Ericsson Class B	6,308,419	75,253
	Skandinaviska Enskilda Banken AB Class A	3,526,892	69,805
	Swedbank AB Class A	1,868,618	66,054
	Atlas Copco AB Class B	3,311,017	56,457
	Hexagon AB Class B	4,756,538	51,965
	Saab AB Class B	830,733	50,428
	Svenska Handelsbanken AB Class A	3,361,150	47,762
	Investor AB Class A (XSTO)	1,187,866	47,544
	Epiroc AB Class A	1,497,235	43,224
	EQT AB	1,241,543	40,512
	Alfa Laval AB	630,293	37,931
	Essity AB Class B	1,355,848	35,992
	Boliden AB	645,216	33,916
	Telia Co. AB	5,270,558	27,557
	Tele2 AB Class B	1,262,577	25,888
	Industrivarden AB Class C	397,026	20,890
[2]	Evolution AB	292,535	20,617
	Skanska AB Class B	762,105	20,582
	Epiroc AB Class B	822,810	20,503
*	Swedish Orphan Biovitrum AB	429,843	20,165
	SKF AB Class B	770,316	19,396
	AddTech AB Class B	522,488	19,189
	Trelleborg AB Class B	456,221	18,732
	Securitas AB Class B	1,087,965	18,259
[1]	H & M Hennes & Mauritz AB Class B	1,007,733	18,086
	Lifco AB Class B	504,769	15,883
	Svenska Cellulosa AB SCA Class B	1,352,180	15,494
	Nibe Industrier AB Class B	3,352,531	15,240
	Volvo AB Class A	432,046	15,066
	Beijer Ref AB Class B	1,012,715	14,348
	SSAB AB Class B	1,567,678	14,273
	Indutrade AB	620,909	13,414
	AAK AB	423,819	12,157
	Industrivarden AB Class A	208,404	11,072
	Castellum AB	801,210	10,255
	Getinge AB Class B	508,321	10,233
49

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	L E Lundbergforetagen AB Class B	167,528	9,711
*	Fastighets AB Balder Class B	1,603,261	9,591
	Sagax AB Class B	475,364	9,460
*,1	Verisure plc	617,714	7,718
	Axfood AB	243,309	7,424
	Investment AB Latour Class B	309,210	7,098
	Sweco AB Class B	471,590	6,485
	Holmen AB Class B	160,397	5,534
*,1	Volvo Car AB Class B	1,451,672	3,473
	SSAB AB Class A	308,185	2,774
[1]	Svenska Handelsbanken AB Class B	68,061	1,644
	Sagax AB Class D	362,513	1,360
	Skandinaviska Enskilda Banken AB Class C	115	2
			1,717,254
Switzerland (5.2%)
	Roche Holding AG	1,626,554	662,820
	Novartis AG (Registered)	4,440,237	656,221
	Nestle SA (Registered)	5,952,479	602,627
	ABB Ltd. (Registered)	3,599,753	364,078
	UBS Group AG (Registered)	7,230,462	319,961
	Zurich Insurance Group AG	345,310	240,757
	Cie Financiere Richemont SA Class A (Registered)	1,223,891	234,886
	Swiss Re AG	680,215	109,575
	Holcim AG	1,127,652	104,789
	Lonza Group AG (Registered)	158,830	97,652
	Galderma Group AG	424,185	88,991
	Alcon AG	1,143,491	85,364
	Swiss Life Holding AG (Registered)	65,763	77,212
	Sandoz Group AG	955,004	76,604
	Sika AG (Registered)	371,054	68,447
*	Amrize Ltd.	1,153,269	63,332
	Givaudan SA (Registered)	17,708	63,148
	Partners Group Holding AG	49,664	53,995
	Geberit AG (Registered)	75,939	51,317
	Swisscom AG (Registered)	58,781	49,719
*	Helvetia Baloise Holding AG (Registered)	176,842	48,487
[2]	VAT Group AG	62,387	46,868
	SGS SA (Registered)	383,856	41,591
	Julius Baer Group Ltd.	472,510	38,839
	Logitech International SA (Registered)	340,591	33,621
	Schindler Holding AG (XSWX)	93,898	32,828
	Swiss Prime Site AG (Registered)	185,012	32,062
	Chocoladefabriken Lindt & Spruengli AG (Registered)	244	31,536
	Chocoladefabriken Lindt & Spruengli AG	2,310	28,335
	Roche Holding AG (Bearer) Class BR	67,308	28,152
	Straumann Holding AG (Registered)	249,855	27,116
	Kuehne & Nagel International AG (Registered)	106,687	25,057
	Sonova Holding AG (Registered)	113,591	24,900
	PSP Swiss Property AG (Registered)	106,721	21,330
	Belimo Holding AG (Registered)	22,667	20,758
	Schindler Holding AG (Registered)	46,433	15,548
	Swatch Group AG (Bearer) Class BR	62,423	14,490
	EMS-Chemie Holding AG (Registered)	16,073	13,701
	Flughafen Zurich AG (Registered)	45,080	12,801
	Swissquote Group Holding SA (Registered)	24,953	12,628
*	SIG Group AG	756,778	12,263
	Barry Callebaut AG (Registered)	8,146	12,210
	Avolta AG	217,686	12,030
	Temenos AG (Registered)	125,401	11,893
	Banque Cantonale Vaudoise (Registered)	64,622	10,183
	Georg Fischer AG (Registered)	181,561	9,932
	BKW AG	45,342	9,064
	VZ Holding AG	33,457	6,527
	Swatch Group AG (Registered)	105,584	4,907
	Bachem Holding AG	52,259	4,751
	Adecco Group AG (Registered)	2,340	54
			4,715,957
50

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
Taiwan (7.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	56,043,873	3,890,669
	Delta Electronics Inc.	4,454,676	312,386
	MediaTek Inc.	3,390,700	283,061
	Hon Hai Precision Industry Co. Ltd.	28,123,823	198,695
[1]	ASE Technology Holding Co. Ltd.	7,566,449	118,601
	Elite Material Co. Ltd.	661,000	98,492
	Unimicron Technology Corp.	3,077,330	87,406
	Accton Technology Corp.	1,143,000	83,709
	Asia Vital Components Co. Ltd.	747,000	68,390
	CTBC Financial Holding Co. Ltd.	40,693,939	67,309
	Quanta Computer Inc.	6,081,598	60,639
	Chroma ATE Inc.	851,000	58,149
	Fubon Financial Holding Co. Ltd.	19,220,444	54,780
	Cathay Financial Holding Co. Ltd.	21,577,620	52,673
	Yuanta Financial Holding Co. Ltd.	25,126,667	41,629
[1]	United Microelectronics Corp.	16,290,978	40,921
	TS Financial Holding Co. Ltd.	53,008,582	39,985
[1]	ASPEED Technology Inc.	69,400	37,307
[1]	Bizlink Holding Inc.	411,000	36,905
	Yageo Corp.	3,574,516	36,445
	Gold Circuit Electronics Ltd.	793,000	35,896
[1]	Wiwynn Corp.	239,000	35,884
[1]	E.Sun Financial Holding Co. Ltd.	35,370,857	35,690
[1]	Jentech Precision Industrial Co. Ltd.	195,000	33,949
	Mega Financial Holding Co. Ltd.	27,193,732	33,669
	Nan Ya Plastics Corp.	11,349,615	32,578
	MPI Corp.	197,000	31,631
[1]	Wistron Corp.	7,040,445	31,007
[1]	Asustek Computer Inc.	1,578,026	29,238
	SinoPac Financial Holdings Co. Ltd.	29,221,019	28,632
[1]	United Microelectronics Corp. ADR	2,152,554	28,112
	Global Unichip Corp.	191,000	26,408
	Uni-President Enterprises Corp.	11,340,487	24,840
	KGI Financial Holding Co. Ltd.	36,248,305	24,705
[1]	Phison Electronics Corp.	393,000	24,592
[1]	Alchip Technologies Ltd.	183,000	24,477
[1]	King Yuan Electronics Co. Ltd.	2,503,000	24,473
	Lite-On Technology Corp.	4,478,767	24,015
	First Financial Holding Co. Ltd.	24,985,973	22,821
[1]	Zhen Ding Technology Holding Ltd.	1,682,000	22,694
	Chunghwa Telecom Co. Ltd.	5,282,207	22,680
	Hua Nan Financial Holdings Co. Ltd. Class C	21,456,735	21,769
[1]	Winbond Electronics Corp.	7,202,220	21,248
[1]	eMemory Technology Inc.	156,000	19,756
[1]	Realtek Semiconductor Corp.	1,134,768	19,373
*	Nanya Technology Corp.	2,591,600	18,347
[1]	Largan Precision Co. Ltd.	220,848	17,734
[1]	Novatek Microelectronics Corp.	1,346,916	17,495
	Taiwan Cooperative Financial Holding Co. Ltd.	24,017,243	17,425
[1]	King Slide Works Co. Ltd.	131,000	16,620
[1]	Lotes Co. Ltd.	193,000	16,245
[1]	Evergreen Marine Corp. Taiwan Ltd.	2,492,520	15,945
	Nan Ya Printed Circuit Board Corp.	492,000	15,935
[1]	Formosa Plastics Corp.	9,688,873	15,821
	Chunghwa Telecom Co. Ltd. ADR	362,520	15,712
	China Steel Corp.	25,681,234	15,249
	Airtac International Group	323,773	15,117
	Tripod Technology Corp.	1,033,000	14,883
	Win Semiconductors Corp.	792,000	13,715
	PharmaEssentia Corp.	653,120	13,664
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	34,227	13,556
[1]	WT Microelectronics Co. Ltd.	2,027,000	13,170
[1]	Innolux Corp.	16,963,392	12,961
	Formosa Chemicals & Fibre Corp.	7,736,306	12,875
*,1	Powerchip Semiconductor Manufacturing Corp.	7,437,000	12,609
	Chailease Holding Co. Ltd.	3,426,850	12,559
[1]	International Games System Co. Ltd. Class C	513,000	12,193
	Far EasTone Telecommunications Co. Ltd.	4,087,643	12,191
	Advantech Co. Ltd.	1,058,687	12,107
51

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	TCC Group Holdings Co. Ltd.	15,425,726	11,968
	Pegatron Corp.	4,450,038	11,642
[1]	Taiwan Mobile Co. Ltd.	3,294,713	11,601
[1]	United Integrated Services Co. Ltd.	378,000	11,532
	Chang Hwa Commercial Bank Ltd.	16,967,397	11,342
[1]	Gigabyte Technology Co. Ltd.	1,277,000	11,120
[1]	Vanguard International Semiconductor Corp.	2,388,963	11,102
[1]	Globalwafers Co. Ltd.	585,000	10,993
	WPG Holdings Ltd.	3,402,000	10,901
	Shanghai Commercial & Savings Bank Ltd.	8,715,048	10,753
[1]	Silergy Corp.	777,000	10,634
[1]	Powertech Technology Inc.	1,593,000	10,448
[1]	Hotai Motor Co. Ltd.	644,860	9,735
[1]	Fortune Electric Co. Ltd.	331,200	9,431
[1]	Compal Electronics Inc.	9,729,510	8,995
	President Chain Store Corp.	1,231,904	8,708
[1]	Inventec Corp.	5,932,064	8,691
	Taiwan Business Bank	16,311,529	8,445
	E Ink Holdings Inc.	1,848,000	8,132
*,1	Caliway Biopharmaceuticals Co. Ltd.	2,294,000	7,611
[1]	Catcher Technology Co. Ltd.	1,137,153	7,490
	Synnex Technology International Corp.	2,811,889	7,371
	Hiwin Technologies Corp.	690,664	6,922
[1]	Walsin Lihwa Corp.	7,103,736	6,809
[1]	Eva Airways Corp.	6,166,188	6,530
[1]	Wan Hai Lines Ltd.	2,753,812	6,487
[1]	Teco Electric & Machinery Co. Ltd.	3,207,000	6,454
[1]	Yang Ming Marine Transport Corp.	4,046,000	6,304
[1]	AUO Corp.	11,321,600	6,226
[1]	Asia Cement Corp.	5,293,519	5,870
[1]	Acer Inc.	6,567,396	5,774
[1]	Far Eastern New Century Corp.	6,851,819	5,593
	Sino-American Silicon Products Inc.	1,261,000	5,460
[1]	Chicony Electronics Co. Ltd.	1,377,337	5,423
*,1	Taiwan Glass Industry Corp.	2,286,089	4,946
	Formosa Petrochemical Corp.	2,759,580	4,931
[1]	Micro-Star International Co. Ltd.	1,566,000	4,863
[1]	Eternal Materials Co. Ltd.	1,896,398	4,775
	Eclat Textile Co. Ltd.	426,398	4,530
	Cheng Shin Rubber Industry Co. Ltd.	4,350,222	4,305
[1]	Nien Made Enterprise Co. Ltd.	383,000	4,286
	Pou Chen Corp.	5,097,125	4,168
	Voltronic Power Technology Corp.	158,000	3,926
[1]	Taiwan High Speed Rail Corp.	4,636,000	3,879
[1]	Foxconn Technology Co. Ltd.	2,270,925	3,765
[1]	ASMedia Technology Inc.	85,000	3,740
[1]	China Airlines Ltd.	6,594,913	3,738
[1]	Shihlin Electric & Engineering Corp.	589,000	3,560
[1]	Transcend Information Inc.	437,455	3,558
	Capital Securities Corp.	3,829,587	3,414
[1]	Parade Technologies Ltd.	181,000	3,343
	Genius Electronic Optical Co. Ltd.	192,000	3,119
[1]	Walsin Technology Corp.	642,000	2,718
	Ruentex Development Co. Ltd.	3,462,550	2,590
[1]	Tatung Co. Ltd.	2,587,300	2,482
[1]	Advanced Energy Solution Holding Co. Ltd.	69,000	2,472
	Far Eastern International Bank	6,135,277	2,379
[1]	Feng TAY Enterprise Co. Ltd.	994,155	2,214
	Taiwan Fertilizer Co. Ltd.	1,352,000	2,172
	Taiwan Secom Co. Ltd.	571,725	2,042
*,1	HTC Corp.	1,518,570	1,946
[1]	U-Ming Marine Transport Corp.	966,000	1,855
	Giant Manufacturing Co. Ltd.	723,548	1,548
*	AUO Corp. ADR	239,639	1,100
[1]	Yulon Motor Co. Ltd.	1,217,526	1,046
[1]	momo.com Inc.	180,070	972
[1]	Formosa Sumco Technology Corp.	141,000	858
			7,096,153
52

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
Thailand (0.4%)
	Delta Electronics Thailand PCL	6,625,260	64,901
	PTT PCL	28,536,978	30,872
	Advanced Info Service PCL	2,477,296	25,874
	Kasikornbank PCL	3,241,318	19,297
	Gulf Development PCL	9,844,167	17,447
	CP ALL PCL	12,619,175	16,875
	PTT Exploration & Production PCL	3,096,861	14,703
	Krung Thai Bank PCL	13,697,462	13,876
	Airports of Thailand PCL	8,762,351	13,850
	Bangkok Dusit Medical Services PCL Class F	24,356,700	13,679
	SCB X PCL	2,723,544	10,955
	Central Pattana PCL	5,594,982	10,698
	True Corp. PCL	24,239,512	10,200
	Bumrungrad Hospital PCL	1,263,405	7,001
	Siam Cement PCL (Registered)	939,594	6,943
	TMBThanachart Bank PCL	90,536,596	6,287
	PTT Global Chemical PCL	4,880,987	5,934
	Minor International PCL	8,790,755	5,595
	Siam Cement PCL NVDR	674,880	4,987
[1]	SCB X PCL NVDR	1,230,600	4,950
	Kasikornbank PCL NVDR	808,437	4,813
[1]	Bangkok Bank PCL NVDR	941,300	4,697
	Charoen Pokphand Foods PCL	7,840,928	4,650
	Digital Telecommunications Infrastructure Fund Class F	11,901,439	3,688
	Thai Oil PCL	2,438,902	3,607
	Central Retail Corp. PCL	5,989,797	3,377
	Indorama Ventures PCL	4,260,315	3,374
	Banpu PCL (Registered)	17,368,408	3,149
	Krungthai Card PCL	2,478,421	2,227
[1]	PTT Oil & Retail Business PCL	5,610,300	2,125
	Bangkok Expressway & Metro PCL	12,975,482	2,115
	Home Product Center PCL	10,649,792	1,986
	Thai Union Group PCL Class F	5,448,563	1,926
	Bangkok Bank PCL (Registered)	366,602	1,829
	SCG Packaging PCL	2,303,300	1,776
	Ratch Group PCL	1,884,492	1,679
	True Corp. PCL NVDR	3,940,799	1,658
[1]	CP AXTRA PCL	3,430,484	1,553
	Electricity Generating PCL	427,779	1,482
	Global Power Synergy PCL Class F	1,371,952	1,471
	Thai Life Insurance PCL	4,514,200	1,459
	Osotspa PCL	3,019,491	1,383
[1]	Muangthai Capital PCL	1,461,362	1,327
	Land & Houses PCL (Registered)	10,790,708	1,193
*	BTS Group Holdings PCL	17,997,537	1,152
	Asset World Corp. PCL	16,444,908	1,064
	Carabao Group PCL Class F	846,777	944
	Berli Jucker PCL	1,679,682	728
	Bangkok Dusit Medical Services PCL NVDR	1,238,700	696
	Land & Houses PCL NVDR	4,917,800	544
[1]	Gulf Development PCL NVDR	280,939	498
	Central Pattana PCL NVDR	258,400	494
	Bumrungrad Hospital PCL NVDR	50,700	281
	Krung Thai Bank PCL NVDR	166,000	168
	Siam City Cement PCL	7,300	31
			370,068
Turkiye (0.3%)
	Aselsan Elektronik Sanayi Ve Ticaret A/S	2,722,776	25,354
[1]	BIM Birlesik Magazalar A/S	989,059	16,249
	Turkiye Petrol Rafinerileri A/S	2,132,895	12,823
*,1	Destek Finans Faktoring A/S	192,357	11,688
	KOC Holding A/S	2,579,796	11,551
	Akbank TAS	7,096,062	11,492
[1]	Turk Hava Yollari AO	1,346,691	9,169
[1]	Turkcell Iletisim Hizmetleri A/S	2,866,414	7,127
[1]	Haci Omer Sabanci Holding A/S	3,267,692	6,915
*	Yapi ve Kredi Bankasi A/S	7,668,673	6,287
	Eregli Demir ve Celik Fabrikalari TAS	8,025,287	6,242
53

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
[1]	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	985,984	6,196
	Turkiye Is Bankasi A/S Class C	18,769,734	5,959
[1]	Enka Insaat ve Sanayi A/S	2,026,067	4,697
[1]	Turkiye Garanti Bankasi A/S	1,337,554	3,960
*	Katilimevim Tasarruf Finansman A/S	1,436,895	3,665
[1]	Ford Otomotiv Sanayi A/S	1,616,567	3,509
[1]	Turkiye Sise ve Cam Fabrikalari A/S	2,907,555	3,084
	Coca-Cola Icecek A/S	1,854,424	3,083
*	Peker Gayrimenkul Yatirim Ortakligi A/S	7,847,464	2,831
[1]	Migros Ticaret A/S	198,658	2,825
*,1	Pegasus Hava Tasimaciligi A/S	699,331	2,792
*,1	TAV Havalimanlari Holding A/S	397,594	2,453
*	Margun Enerji Uretim Sanayi VE Ticaret A/S	1,627,143	2,308
*	Tera Yatirim Menkul Degerler A/S	430,640	2,296
*,1	Pasifik Eurasia Lojistik Dis Ticaret A/S	770,453	2,251
*	Ral Yatirim Holding A/S	293,593	2,181
*	Isiklar Enerji ve Yapi Holding A/S	987,222	2,160
*	Sasa Polyester Sanayi A/S	29,587,702	2,061
*,2	MLP Saglik Hizmetleri A/S	203,376	2,002
*	Tera Yatirim Teknoloji Holding A/S	3,417,348	1,983
[1]	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	4,333,001	1,977
	AG Anadolu Grubu Holding A/S	2,727,325	1,891
[1]	Tofas Turk Otomobil Fabrikasi A/S	288,476	1,884
*	Gubre Fabrikalari TAS	160,292	1,883
[1]	Anadolu Efes Biracilik Ve Malt Sanayii A/S	4,314,393	1,815
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	2,032,842	1,738
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	864,924	1,588
	LDR Turizm A/S	605,969	1,586
[2]	Enerjisa Enerji A/S	581,779	1,583
*	Odine Solutions Teknoloji Ticaret VE Sanayi A/S	61,515	1,550
*	Turk Telekomunikasyon A/S	1,090,515	1,501
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	42,547	1,468
*,1	Petkim Petrokimya Holding A/S	2,759,050	1,461
*,1	Turk Altin Isletmeleri A/S	1,509,108	1,382
	Turkiye Sigorta A/S	4,199,189	1,309
*,1	Arcelik A/S	519,598	1,288
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	1,297,289	1,246
*	Kiler Holding A/S	537,350	1,218
*,1	Turkiye Halk Bankasi A/S	1,439,973	1,210
*,1	Turkiye Vakiflar Bankasi TAO Class D	1,722,760	1,209
	Oyak Cimento Fabrikalari A/S	2,218,516	1,166
[1]	Ulker Biskuvi Sanayi A/S	422,615	1,160
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	430,350	1,132
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	2,552,998	1,130
	Is Yatirim Menkul Degerler A/S	1,114,651	1,044
*	Aksa Enerji Uretim A/S	569,764	1,038
	Enerya Enerji A/S	5,259,786	1,038
	Anadolu Anonim Turk Sigorta Sirketi	1,563,190	1,000
[1]	Cimsa Cimento Sanayi VE Ticaret A/S	770,852	985
*	Baticim Bati Anadolu Cimento Sanayii A/S	6,782,202	934
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	1,907,506	922
	Aygaz A/S	139,185	887
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A/S	1,451,136	885
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	1,319,671	884
	Tekfen Holding A/S	272,521	859
*,1	Alarko Holding A/S	381,216	809
	Dogan Sirketler Grubu Holding A/S	1,592,644	802
[1]	Dogus Otomotiv Servis ve Ticaret A/S	200,554	801
*	LYDIA HOLDING A/S	179,762	781
*	CVK Maden Isletmeleri Sanayi VE Ticaret A/S	968,278	764
	Aksa Akrilik Kimya Sanayii A/S	3,163,258	742
*,1	Sok Marketler Ticaret A/S	652,625	736
	Nuh Cimento Sanayi A/S	134,271	736
	Borusan Yatirim ve Pazarlama A/S	15,570	726
	Turkiye Sinai Kalkinma Bankasi A/S	2,707,394	696
	TAB Gida Sanayi Ve Ticaret A/S Class A	116,068	691
*,1	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	56,422	683
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	568,528	660
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	298,744	648
*	Otokar Otomotiv Ve Savunma Sanayi A/S	74,739	633
54

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*,1	Hektas Ticaret TAS	8,031,627	611
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	2,779,271	570
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	295,704	561
*	Investco Holding A/S	44,946	553
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	238,009	547
*,1	MIA Teknoloji A/S	614,131	543
*	Grainturk Tarim A/S	94,588	539
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	1,504	534
	Is Gayrimenkul Yatirim Ortakligi A/S	1,170,675	526
*	Turk Traktor ve Ziraat Makineleri A/S	51,277	504
*	CW Enerji Muhendislik Ticaret VE Sanayi A/S	608,851	495
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret A/S	67,142	444
	Ronesans Gayrimenkul Yatirim A/S	107,909	443
*	Girsim Elektrik Sanayi Taahut Ve Ticaret A/S	377,773	418
*	DAP Gayrimenkul Gelistirme A/S	1,729,113	403
	Agesa Hayat ve Emeklilik A/S	73,502	393
*	Akcansa Cimento A/S	81,868	387
*	Gulermak Agir Sanayi Insaat ve Taahhut A/S	85,744	360
	Anadolu Hayat Emeklilik A/S	146,236	359
*	Akfen Yenilenebilir Enerji A/S	705,934	348
	Iskenderun Demir ve Celik A/S	320,527	344
	Eczacibasi Yatirim Holding Ortakligi A/S	41,251	343
*	EGE Endustri VE Ticaret A/S	2,402	337
	Efor Yatirim Sanayi Ticaret A/S	1,166,799	299
*	NET Holding A/S	340,101	289
	Kocaer Celik Sanayi Ve Ticaret A/S	1,092,561	284
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	309,375	242
*	Zorlu Enerji Elektrik Uretim A/S	3,465,007	235
*	Ozak Gayrimenkul Yatirim Ortakligi	826,548	224
*	Politeknik Metal Sanayi ve Ticaret A/S	1,751	208
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	182,651	206
	Celebi Hava Servisi A/S	4,779	189
*	Konya Cimento Sanayii A/S	1,813	168
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	78,583	147
*	Can2 Termik A/S	1	—
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	1	—
*	Yayla Agro Gida Sanayi VE Nakliyat A/S	1	—
*	YEO Teknoloji Enerji VE Endustri A/S	1	—
*	Izdemir Enerji Elektrik Uretim A/S	1	—
			257,005
United Arab Emirates (0.4%)
	First Abu Dhabi Bank PJSC	10,222,884	48,907
	Emaar Properties PJSC	14,371,796	46,277
	Emirates Telecommunications Group Co. PJSC	8,045,261	40,747
	Emirates NBD Bank PJSC	4,174,078	32,979
	Abu Dhabi Commercial Bank PJSC	7,274,944	27,350
	Abu Dhabi Islamic Bank PJSC	3,364,201	20,089
	Aldar Properties PJSC	8,766,000	18,436
	Dubai Electricity & Water Authority PJSC	20,678,448	14,922
	Adnoc Gas plc	15,836,499	14,529
*	Two Point Zero Group PJSC	24,765,480	13,806
	Dubai Islamic Bank PJSC	6,798,919	13,232
	ADNOC Drilling Co. PJSC	6,092,584	9,389
	Emaar Development PJSC	1,926,354	7,654
	Air Arabia PJSC	5,303,245	7,147
	Abu Dhabi National Oil Co. for Distribution PJSC	7,062,627	7,058
	Salik Co. PJSC	4,267,204	6,511
	ADNOC Logistics & Services	3,765,887	6,016
*	Dubai Investments PJSC	4,763,935	5,263
	Agility Global plc	12,885,184	5,262
*	Modon Holding PSC	6,206,362	4,957
	Borouge plc	6,886,160	4,744
	Americana Restaurants International plc - Foreign Co. (XADS)	6,303,219	3,414
	Fertiglobe plc	2,617,256	2,665
	NMDC Group PJSC	506,673	2,643
	Talabat Holding plc	10,840,665	2,636
	Parkin Co. PJSC	1,739,752	2,467
*	Abu Dhabi Ports Co. PJSC	1,941,480	2,296
	Lulu Retail Holdings plc	7,182,309	2,036
55

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Apex Investments Co. PSC	2,244,858	1,966
	Emirates Central Cooling Systems Corp.	4,473,124	1,889
*	Presight AI Holding plc	1,858,101	1,586
	Dubai Financial Market PJSC	3,510,542	1,365
*	Phoenix Group plc	5,815,653	1,199
*	Space42 plc	2,396,290	980
	Americana Restaurants International plc - Foreign Co.	314,626	172
*	Ghitha Holding PJSC	44,533	132
			382,721
United Kingdom (8.5%)
	HSBC Holdings plc	39,724,035	730,915
	AstraZeneca plc	3,467,633	657,887
	Shell plc (XLON)	13,164,986	598,569
	Rolls-Royce Holdings plc	19,583,975	315,137
	Unilever plc	4,960,125	289,250
	BP plc	36,276,233	287,157
	British American Tobacco plc	4,870,404	286,841
	GSK plc	9,243,770	242,348
	Rio Tinto plc	2,391,815	240,943
	National Grid plc	11,445,524	204,881
	BAE Systems plc	6,956,560	193,487
	Barclays plc	32,189,694	189,208
*	Glencore plc	24,313,802	188,963
	Lloyds Banking Group plc	136,898,168	186,086
	NatWest Group plc	18,489,785	147,472
	London Stock Exchange Group plc	1,122,938	145,709
	Anglo American plc	2,463,054	121,884
	Compass Group plc	3,923,341	110,862
	Standard Chartered plc	4,177,705	106,385
	Diageo plc	5,148,507	104,100
	SSE plc	2,786,768	99,778
	RELX plc	2,713,393	98,948
	Reckitt Benckiser Group plc (XLON)	1,513,041	96,273
	Haleon plc	20,592,847	95,095
	Tesco plc	14,414,717	94,431
	Prudential plc (XLON)	5,876,299	88,553
	3i Group plc	2,294,740	79,806
	Experian plc	2,122,641	77,665
	Sunbelt Rentals Holdings Inc.	956,220	71,873
	Vodafone Group plc	42,261,949	67,245
	Imperial Brands plc	1,723,861	65,494
	Aviva plc	7,028,217	59,608
	RELX plc (XLON)	1,494,869	54,733
	Halma plc	864,142	52,002
	InterContinental Hotels Group plc	331,090	47,340
	Next plc	266,159	46,974
	Coca-Cola Europacific Partners plc	483,365	45,988
	Legal & General Group plc	12,979,999	44,544
	Rentokil Initial plc	5,813,463	39,193
	BT Group plc	13,034,650	38,320
	Antofagasta plc	787,667	38,200
	United Utilities Group plc	1,681,431	33,346
	Informa plc	2,978,931	32,209
	Centrica plc	10,638,970	31,074
	Smith & Nephew plc	1,963,018	30,375
	Segro plc	3,114,574	29,501
	Diploma plc	309,196	29,262
	Endeavour Mining plc	465,663	28,106
	Severn Trent plc	612,131	27,212
	Coca-Cola HBC AG Class DI	462,152	26,957
	Admiral Group plc	578,695	26,589
	Sage Group plc	2,169,570	25,876
	International Consolidated Airlines Group SA Class DI	5,054,266	25,570
	Smiths Group plc	729,560	25,189
*	Wise plc Class A	1,725,237	24,673
	Bunzl plc	740,820	24,422
	Beazley plc	1,345,859	23,377
	Intertek Group plc	355,870	22,924
	Weir Group plc	599,255	21,720
56

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Pearson plc	1,460,065	21,546
	IMI plc	561,846	21,400
	Marks & Spencer Group plc	4,727,394	21,268
	M&G plc	4,926,970	20,250
	St. James's Place plc	1,179,159	19,470
	Melrose Industries plc (XLON)	2,891,056	18,972
	Fresnillo plc	427,028	18,856
	Standard Life plc	1,721,497	17,711
	J Sainsbury plc	3,883,761	17,354
	Associated British Foods plc	668,439	16,645
	Spirax Group plc	170,009	16,592
	ICG plc	661,959	16,320
	Hiscox Ltd.	750,167	15,785
	Kingfisher plc	3,967,718	15,602
	DCC plc	199,395	15,029
	Land Securities Group plc	1,716,045	13,808
	Schroders plc	1,705,599	13,430
	Howden Joinery Group plc	1,244,295	13,128
*	Burberry Group plc	825,100	13,093
[2]	Autotrader Group plc	1,943,331	13,073
[2]	Convatec Group plc	4,515,242	12,949
	Croda International plc	321,550	12,472
	British Land Co. plc	2,287,678	12,105
	Whitbread plc	390,795	11,879
*,1	Metlen Energy & Metals plc	256,241	10,829
	Barratt Redrow plc	3,092,505	10,532
	Rightmove plc	1,770,017	10,444
	Persimmon plc	721,728	10,407
[1]	Mondi plc	1,003,732	10,370
	Entain plc	1,384,164	10,217
	Zegona Communications plc	415,718	9,924
*	Berkeley Group Holdings plc	208,638	9,084
	Taylor Wimpey plc	8,169,404	8,642
[2]	Airtel Africa plc	1,580,273	7,632
	JD Sports Fashion plc	5,523,625	5,071
*,3	Evraz plc	1,117,658	—
*,3	NMC Health plc	140,418	—
			7,730,418
Total Common Stocks (Cost $52,489,706)			89,196,134
Preferred Stocks (0.7%)
	Samsung Electronics Co. Ltd. Preference Shares	1,856,122	200,338
	Petroleo Brasileiro SA - Petrobras Preference Shares	7,525,558	74,590
	Volkswagen AG Preference Shares	477,430	48,415
	Itau Unibanco Holding SA Preference Shares	5,540,555	48,325
	Itausa SA Preference Shares	13,506,813	37,969
	Henkel AG & Co. KGaA Preference Shares	372,668	27,118
	Banco Bradesco SA Preference Shares	6,079,883	23,721
*	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	192,703	17,723
	Hyundai Motor Co. Preference Shares (XKRX)	98,861	16,666
*	Telecom Italia SpA Preference Shares	13,171,014	12,161
*	Axia Energia SA Preference Shares Class C	980,905	11,876
	Bayerische Motoren Werke AG Preference Shares	124,997	11,406
	Hyundai Motor Co. Preference Shares	47,768	8,075
	Gerdau SA Preference Shares	1,728,834	7,894
	FUCHS SE Preference Shares	160,522	7,562
	Axia Energia SA Preference Shares Class B	504,646	6,996
	Cia Energetica de Minas Gerais Preference Shares	2,728,546	6,910
	Grifols SA Preference Shares Class B (XMAD)	650,345	5,401
	Embotelladora Andina SA Preference Shares Class B	959,394	4,472
	Mirae Asset Securities Co. Ltd. Preference Shares (XKRX)	302,432	4,022
	Metalurgica Gerdau SA Preference Shares	1,901,322	3,813
	Isa Energia Brasil SA Preference Shares	639,847	3,813
	Grupo De Inversiones Suramericana SA Preference Shares	326,217	3,629
	LG Chem Ltd. Preference Shares	27,233	3,455
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares (XKRX)	9,252	2,332
	Localiza Rent a Car SA Preference Shares	234,653	2,092
	Doosan Co. Ltd. Preference Shares	4,379	1,946
	LG Electronics Inc. Preference Shares	43,021	1,762
57

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Hanwha Corp. Preference Shares	46,605	1,565
	Korea Investment Holdings Co. Ltd. Preference Shares	11,896	1,390
*	Samsung SDI Co. Ltd. Preference Shares	3,768	902
	Amorepacific Corp. Preference Shares (XKRX)	20,385	670
	LG H&H Co. Ltd. Preference Shares	4,479	346
	Grupo Cibest SA Preference Shares	16,040	275
	CJ CheilJedang Corp. Preference Shares	2,823	265
*	TVS Motor Co. Ltd. Preference Shares	954,352	103
Total Preferred Stocks (Cost $377,542)			609,998
Rights (0.0%)
*	SKC Co. Ltd. Exp. 5/15/2026	14,313	455
*,3	Parque Arauco SA Exp. 6/2/2026	130,205	—
Total Rights (Cost $—)			455
Warrants (0.0%)
*,3	Constellation Software Inc. Exp. 3/31/2040 (Cost $—)	38,387	—
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[4,5]	Vanguard Market Liquidity Fund, 3.685% (Cost $1,276,309)	12,764,342	1,276,307
Total Investments (100.4%) (Cost $54,143,557)			91,082,894
Other Assets and Liabilities—Net (-0.4%)			(402,981)
Net Assets (100%)			90,679,913
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $860,222.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $1,811,663, representing 2.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $912,485 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	7	2,535	26
MSCI EAFE Index	June 2026	3,634	553,477	20,606
MSCI Emerging Markets Index	June 2026	3,661	299,140	26,664
S&P TSX 60 Index	June 2026	242	70,700	2,484
				49,780

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	6/17/2026	CAD	54,585	USD	40,456	—	(189)
Toronto-Dominion Bank	6/17/2026	CHF	20,955	USD	26,521	439	—
Goldman Sachs International	5/5/2026	HKD	100,000	USD	12,767	3	—
BNP Paribas	6/17/2026	INR	7,595,777	USD	81,885	—	(2,309)
Citibank, N.A.	6/17/2026	INR	4,186,292	USD	45,065	—	(1,208)
JPMorgan Chase Bank, N.A.	6/17/2026	INR	3,782,009	USD	40,699	—	(1,078)
58

FTSE All-World ex-US Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	6/17/2026	INR	724,429	USD	7,816	—	(226)
HSBC Bank plc	6/17/2026	INR	332,418	USD	3,575	—	(93)
State Street Bank & Trust Co.	6/17/2026	JPY	7,908,422	USD	49,765	956	—
UBS AG	6/17/2026	USD	24,813	AUD	34,757	—	(187)
BNP Paribas	6/17/2026	USD	14,022	AUD	19,562	—	(49)
Toronto-Dominion Bank	6/17/2026	USD	3,007	AUD	4,210	—	(22)
State Street Bank & Trust Co.	6/17/2026	USD	18,406	BRL	97,423	—	(1,033)
State Street Bank & Trust Co.	6/17/2026	USD	136,795	CHF	105,361	1,244	—
UBS AG	6/17/2026	USD	29,374	CHF	22,808	30	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	9,609	DKK	61,376	—	(56)
BNP Paribas	6/17/2026	USD	32,585	EUR	27,614	103	—
Goldman Sachs International	6/17/2026	USD	29,208	EUR	24,913	—	(96)
Toronto-Dominion Bank	6/17/2026	USD	27,842	EUR	23,979	—	(363)
UBS AG	6/17/2026	USD	7,544	EUR	6,497	—	(98)
State Street Bank & Trust Co.	6/17/2026	USD	7,482	EUR	6,464	—	(122)
HSBC Bank plc	6/17/2026	USD	33,095	GBP	24,787	—	(631)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	24,810	GBP	18,428	—	(263)
State Street Bank & Trust Co.	6/17/2026	USD	19,415	GBP	14,492	—	(304)
Deutsche Bank AG	6/17/2026	USD	3,730	GBP	2,784	—	(58)
Goldman Sachs International	6/17/2026	USD	13,265	HKD	103,348	47	—
BNP Paribas	6/17/2026	USD	36,118	INR	3,417,313	318	—
State Street Bank & Trust Co.	6/17/2026	USD	47,477	JPY	7,550,699	—	(949)
UBS AG	6/17/2026	USD	32,630	JPY	5,191,106	—	(663)
Deutsche Bank AG	6/17/2026	USD	23,100	JPY	3,614,276	—	(80)
Bank of Montreal	6/17/2026	USD	21,759	JPY	3,460,737	—	(437)
HSBC Bank plc	6/17/2026	USD	16,319	JPY	2,595,553	—	(328)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	13,758	JPY	2,184,809	—	(255)
Royal Bank of Canada	6/17/2026	USD	5,437	JPY	865,184	—	(112)
BNP Paribas	6/17/2026	USD	18,695	KRW	27,437,714	47	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	11,839	NOK	114,187	—	(479)
Toronto-Dominion Bank	6/17/2026	USD	24,792	SEK	226,514	196	—
Goldman Sachs International	6/17/2026	USD	1,088	TWD	34,587	—	(5)
Goldman Sachs International	6/17/2026	USD	8,234	ZAR	137,188	29	—
						3,412	(11,693)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
ZAR—South African rand.
At April 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,816 and cash of $410 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
59

FTSE All-World ex-US Index Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $52,867,248)	89,806,587
Affiliated Issuers (Cost $1,276,309)	1,276,307
Total Investments in Securities	91,082,894
Investment in Vanguard	2,005
Cash	565
Cash Collateral Pledged—Futures Contracts	47,860
Cash Collateral Pledged—Forward Currency Contracts	4,599
Foreign Currency, at Value (Cost $457,152)	462,322
Receivables for Investment Securities Sold	987
Receivables for Accrued Income	354,251
Receivables for Capital Shares Issued	5,393
Variation Margin Receivable—Futures Contracts	20,270
Unrealized Appreciation—Forward Currency Contracts	3,412
Total Assets	91,984,558
Liabilities
Payables for Investment Securities Purchased	174,230
Collateral for Securities on Loan	912,485
Payables for Capital Shares Redeemed	5,443
Payables to Vanguard	4,132
Unrealized Depreciation—Forward Currency Contracts	11,693
Deferred Foreign Capital Gains Taxes	196,662
Total Liabilities	1,304,645
Net Assets	90,679,913
1 Includes $860,222 of securities on loan.
At April 30, 2026, net assets consisted of:

Paid-in Capital	60,173,760
Total Distributable Earnings (Loss)	30,506,153
Net Assets	90,679,913

ETF Shares—Net Assets
Applicable to 790,805,400 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	63,900,000
Net Asset Value Per Share—ETF Shares	$80.80

Admiral™ Shares—Net Assets
Applicable to 238,041,583 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,957,702
Net Asset Value Per Share—Admiral Shares	$50.23

Institutional Shares—Net Assets
Applicable to 41,189,752 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,559,484
Net Asset Value Per Share—Institutional Shares	$159.25

Institutional Plus Shares—Net Assets
Applicable to 48,996,143 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,262,727
Net Asset Value Per Share—Institutional Plus Shares	$168.64

See accompanying Notes, which are an integral part of the Financial Statements.
60

FTSE All-World ex-US Index Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends[1]	995,493
Interest[2]	9,614
Securities Lending—Net	10,161
Total Income	1,015,268
Expenses
The Vanguard Group—Note C
Investment Advisory Services	2,875
Management and Administrative—ETF Shares	5,566
Management and Administrative—Admiral Shares	3,301
Management and Administrative—Institutional Shares	962
Management and Administrative—Institutional Plus Shares	445
Marketing and Distribution—ETF Shares	820
Marketing and Distribution—Admiral Shares	242
Marketing and Distribution—Institutional Shares	89
Marketing and Distribution—Institutional Plus Shares	108
Custodian Fees	3,663
Shareholders’ Reports—ETF Shares	298
Shareholders’ Reports—Admiral Shares	31
Shareholders’ Reports—Institutional Shares	8
Shareholders’ Reports—Institutional Plus Shares	7
Trustees’ Fees and Expenses	22
Other Expenses	52
Total Expenses	18,489
Net Investment Income	996,779
Realized Net Gain (Loss)
Investment Securities Sold[2]	(406,481)
Futures Contracts	27,066
Forward Currency Contracts	239
Foreign Currencies	(4,456)
Realized Net Gain (Loss)	(383,632)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	9,621,066
Futures Contracts	41,135
Forward Currency Contracts	(15,561)
Foreign Currencies	12,386
Change in Unrealized Appreciation (Depreciation)	9,659,026
Net Increase (Decrease) in Net Assets Resulting from Operations	10,272,173
1	Dividends are net of foreign withholding taxes of $110,659.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $8,241, ($46), and ($75), respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($29,377).

See accompanying Notes, which are an integral part of the Financial Statements.
61

FTSE All-World ex-US Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	996,779	1,797,916
Realized Net Gain (Loss)	(383,632)	(386,426)
Change in Unrealized Appreciation (Depreciation)	9,659,026	13,342,428
Net Increase (Decrease) in Net Assets Resulting from Operations	10,272,173	14,753,918
Distributions
ETF Shares	(1,000,512)	(1,311,887)
Admiral Shares	(195,534)	(275,830)
Institutional Shares	(111,042)	(161,633)
Institutional Plus Shares	(135,843)	(183,019)
Total Distributions	(1,442,931)	(1,932,369)
Capital Share Transactions
ETF Shares	5,684,677	3,791,631
Admiral Shares	305,673	46,503
Institutional Shares	(37,168)	(147,875)
Institutional Plus Shares	359,797	2,279,336
Net Increase (Decrease) from Capital Share Transactions	6,312,979	5,969,595
Total Increase (Decrease)	15,142,221	18,791,144
Net Assets
Beginning of Period	75,537,692	56,746,548
End of Period	90,679,913	75,537,692

See accompanying Notes, which are an integral part of the Financial Statements.
62

FTSE All-World ex-US Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$72.65	$60.01	$50.11	$45.79	$62.49	$49.33
Investment Operations
Net Investment Income[1]	.927	1.804	1.663	1.618	1.749	1.604
Net Realized and Unrealized Gain (Loss) on Investments	8.594	12.789	10.001	4.341	(16.658)	13.047
Total from Investment Operations	9.521	14.593	11.664	5.959	(14.909)	14.651
Distributions
Dividends from Net Investment Income	(1.371)	(1.953)	(1.764)	(1.639)	(1.791)	(1.491)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.371)	(1.953)	(1.764)	(1.639)	(1.791)	(1.491)
Net Asset Value, End of Period	$80.80	$72.65	$60.01	$50.11	$45.79	$62.49
Total Return	13.32%	24.94%	23.51%	12.90%	-24.27%	29.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$63,900	$52,076	$39,593	$32,768	$29,524	$35,493
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.08%[2]	0.07%[2]	0.08%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	2.44%	2.81%	2.87%	3.06%	3.22%	2.62%
Portfolio Turnover Rate[3]	1%	6%	5%	4%	3%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%, 0.07%, and 0.08%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
63

FTSE All-World ex-US Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$45.16	$37.31	$31.15	$28.46	$38.84	$30.66
Investment Operations
Net Investment Income[1]	.559	1.104	1.022	.993	1.069	.972
Net Realized and Unrealized Gain (Loss) on Investments	5.354	7.945	6.221	2.703	(10.351)	8.121
Total from Investment Operations	5.913	9.049	7.243	3.696	(9.282)	9.093
Distributions
Dividends from Net Investment Income	(.843)	(1.199)	(1.083)	(1.006)	(1.098)	(.913)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.843)	(1.199)	(1.083)	(1.006)	(1.098)	(.913)
Net Asset Value, End of Period	$50.23	$45.16	$37.31	$31.15	$28.46	$38.84
Total Return[2]	13.30%	24.87%	23.48%	12.86%	-24.30%	29.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,958	$10,454	$8,590	$7,290	$6,804	$8,667
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.12%[3]	0.11%[3]	0.12%[3]	0.11%
Ratio of Net Investment Income to Average Net Assets	2.37%	2.77%	2.83%	3.02%	3.16%	2.56%
Portfolio Turnover Rate[4]	1%	6%	5%	4%	3%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%, 0.11%, and 0.12%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
64

FTSE All-World ex-US Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$143.18	$118.28	$98.76	$90.23	$123.14	$97.19
Investment Operations
Net Investment Income[1]	1.779	3.532	3.269	3.151	3.422	3.108
Net Realized and Unrealized Gain (Loss) on Investments	16.986	25.204	19.716	8.598	(32.817)	25.772
Total from Investment Operations	18.765	28.736	22.985	11.749	(29.395)	28.880
Distributions
Dividends from Net Investment Income	(2.695)	(3.836)	(3.465)	(3.219)	(3.515)	(2.930)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.695)	(3.836)	(3.465)	(3.219)	(3.515)	(2.930)
Net Asset Value, End of Period	$159.25	$143.18	$118.28	$98.76	$90.23	$123.14
Total Return	13.32%	24.92%	23.50%	12.89%	-24.28%	29.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,559	$5,930	$5,031	$4,401	$4,430	$5,753
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.09%[2]	0.08%[2]	0.09%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	2.38%	2.80%	2.86%	3.02%	3.19%	2.58%
Portfolio Turnover Rate[3]	1%	6%	5%	4%	3%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%, 0.08%, and 0.09%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
65

FTSE All-World ex-US Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$151.62	$125.25	$104.58	$95.55	$130.41	$102.93
Investment Operations
Net Investment Income[1]	1.918	3.833	3.465	3.395	3.572	3.312
Net Realized and Unrealized Gain (Loss) on Investments	17.971	26.627	20.899	9.066	(34.687)	27.296
Total from Investment Operations	19.889	30.460	24.364	12.461	(31.115)	30.608
Distributions
Dividends from Net Investment Income	(2.869)	(4.090)	(3.694)	(3.431)	(3.745)	(3.128)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.869)	(4.090)	(3.694)	(3.431)	(3.745)	(3.128)
Net Asset Value, End of Period	$168.64	$151.62	$125.25	$104.58	$95.55	$130.41
Total Return	13.33%	24.95%	23.53%	12.91%	-24.27%	29.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,263	$7,078	$3,533	$2,750	$2,749	$4,118
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.07%[2]	0.06%[2]	0.07%[2]	0.06%
Ratio of Net Investment Income to Average Net Assets	2.42%	2.86%	2.86%	3.08%	3.13%	2.60%
Portfolio Turnover Rate[3]	1%	6%	5%	4%	3%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.06%, and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
66

FTSE All-World ex-US Index Fund
Notes to Financial Statements
Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2026, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
67

FTSE All-World ex-US Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and professional services, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $2,005,000, representing less than 0.01% of the fund’s net assets and 0.80% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
68

FTSE All-World ex-US Index Fund
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	8,787,991	40,263	—	8,828,254
Common Stocks—Other	449,283	79,895,674	22,923	80,367,880
Preferred Stocks	254,201	355,797	—	609,998
Rights	455	—	—	455
Warrants	—	—	—	—
Temporary Cash Investments	1,276,307	—	—	1,276,307
Total	10,768,237	80,291,734	22,923	91,082,894
Derivative Financial Instruments
Assets
Futures Contracts[1]	49,780	—	—	49,780
Forward Currency Contracts	—	3,412	—	3,412
Total	49,780	3,412	—	53,192
Liabilities
Forward Currency Contracts	—	(11,693)	—	(11,693)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	49,780	—	49,780
Unrealized Appreciation—Forward Currency Contracts	—	3,412	3,412
Total Assets	49,780	3,412	53,192

Unrealized Depreciation—Forward Currency Contracts	—	(11,693)	(11,693)
Total Liabilities	—	(11,693)	(11,693)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	27,066	—	27,066
Forward Currency Contracts	—	239	239
Realized Net Gain (Loss) on Derivatives	27,066	239	27,305
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	41,135	—	41,135
Forward Currency Contracts	—	(15,561)	(15,561)
Change in Unrealized Appreciation (Depreciation) on Derivatives	41,135	(15,561)	25,574
69

FTSE All-World ex-US Index Fund
F.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	55,398,659
Gross Unrealized Appreciation	38,735,493
Gross Unrealized Depreciation	(3,009,759)
Net Unrealized Appreciation (Depreciation)	35,725,734
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $5,308,262,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2026, the fund purchased $2,986,504,000 of investment securities and sold $1,169,603,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $3,702,353,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	5,684,677	73,983	4,194,468	64,000
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(402,837)	(6,900)
Net Increase (Decrease)—ETF Shares	5,684,677	73,983	3,791,631	57,100
Admiral Shares
Issued	1,109,898	23,188	1,420,231	35,899
Issued in Lieu of Cash Distributions	150,395	3,328	207,878	5,427
Redeemed	(954,620)	(19,938)	(1,581,606)	(40,098)
Net Increase (Decrease)—Admiral Shares	305,673	6,578	46,503	1,228
Institutional Shares
Issued	673,584	4,444	797,780	6,323
Issued in Lieu of Cash Distributions	91,234	637	132,674	1,095
Redeemed	(801,986)	(5,309)	(1,078,329)	(8,535)
Net Increase (Decrease)—Institutional Shares	(37,168)	(228)	(147,875)	(1,117)
Institutional Plus Shares
Issued	372,898	2,364	2,466,706	19,735
Issued in Lieu of Cash Distributions	135,843	895	183,019	1,418
Redeemed	(148,944)	(947)	(370,389)	(2,676)
Net Increase (Decrease)—Institutional Plus Shares	359,797	2,312	2,279,336	18,477
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its
70

FTSE All-World ex-US Index Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q7702 062026
71

Financial Statements
For the six-months ended April 30, 2026
Vanguard Global ex-U.S. Real Estate Index Fund

Contents
Financial Statements	1

Global ex-U.S. Real Estate Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.0%)
Australia (10.6%)
	Goodman Group	7,225,351	156,543
	Scentre Group	18,434,747	49,538
	Vicinity Ltd.	13,815,741	25,124
	Stockland	8,559,674	25,103
	Charter Hall Group	1,671,080	24,608
	GPT Group	6,769,838	23,348
	Mirvac Group	13,942,690	17,225
	Dexus	3,801,015	17,147
	Region Group	4,076,685	6,817
	HomeCo Daily Needs REIT	6,642,942	6,110
	Charter Hall Long Wale REIT	2,324,931	5,904
	Lendlease Corp. Ltd.	2,318,492	5,655
	BWP Property Group Ltd.	1,996,657	5,652
	Charter Hall Retail REIT	1,786,658	5,069
	Ingenia Communities Group	1,441,276	4,177
	Waypoint REIT Ltd.	2,315,266	4,132
	Centuria Industrial REIT	1,855,744	4,024
	Centuria Capital Group	2,937,784	3,615
	Arena REIT	1,432,786	3,434
*	Gemlife Communities Group	766,351	2,572
	DigiCo Infrastructure REIT	1,449,292	2,538
	Charter Hall Social Infrastructure REIT	1,150,308	2,160
	Rural Funds Trust	1,374,112	2,014
	Cromwell Property Group	5,905,311	1,707
	Dexus Industria REIT	904,852	1,617
	Growthpoint Properties Australia Ltd.	957,869	1,516
	Abacus Storage King	1,434,212	1,474
	Cedar Woods Properties Ltd.	250,124	1,348
*,1	Lifestyle Communities Ltd.	360,471	1,232
	Abacus Group	1,510,903	1,113
	Centuria Office REIT	1,389,202	933
*	HealthCo REIT	1,489,609	713
			414,162
Austria (0.2%)
[1]	CA Immobilien Anlagen AG	135,784	4,351
*,1	CPI Europe AG	117,390	2,150
			6,501
Belgium (1.9%)
	Aedifica SA	294,994	24,868
	Warehouses De Pauw CVA	673,150	17,693
	Montea NV	75,254	6,218
	VGP NV	47,288	4,855
*	Xior Student Housing NV	137,120	4,445
	Retail Estates NV	45,803	3,652
	Shurgard Self Storage Ltd. (XBRU)	111,022	3,415
	Cofinimmo SA	26,997	2,663
	Care Property Invest NV	149,649	2,271
	Ascencio	20,901	1,224
*	Vastned NV	29,300	1,042
			72,346
Brazil (0.3%)
	Allos SA	494,493	3,061
	JHSF Participacoes SA	1,090,099	2,763
	Iguatemi SA (BVMF)	440,122	2,444
	Moura Dubeux Engenharia SA	227,755	1,388
	Multiplan Empreendimentos Imobiliarios SA	195,912	1,255
	Lavvi Empreendimentos Imobiliarios SA	264,512	697
1

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	LOG Commercial Properties e Participacoes SA	116,227	625
			12,233
Canada (2.0%)
	RioCan REIT	502,474	7,864
	Canadian Apartment Properties REIT	266,233	7,169
	Granite REIT	104,735	7,084
	First Capital REIT	367,429	6,327
	Choice Properties REIT	567,582	6,297
	SmartCentres REIT	250,352	5,199
	Dream Industrial REIT	497,861	5,014
	Boardwalk REIT	84,212	4,208
	H&R REIT	457,307	3,599
	Primaris REIT	203,435	2,826
[1]	Killam Apartment REIT	209,937	2,632
	StorageVault Canada Inc.	784,453	2,541
[1]	CT REIT	190,124	2,452
	Crombie REIT	190,475	2,377
	InterRent REIT	241,502	2,347
	Allied Properties REIT	319,148	2,312
	Vital Infrastructure Property Trust	428,904	1,759
	Slate Grocery REIT Class U	102,172	1,214
	DREAM Unlimited Corp. Class A	84,114	1,146
	Minto Apartment REIT	63,027	809
[1]	Morguard North American Residential REIT	60,162	746
	Nexus Industrial REIT	123,031	722
[1]	Dream Office REIT	27,039	338
			76,982
Chile (0.7%)
	Plaza SA	2,708,725	13,456
	Parque Arauco SA (XSGO)	2,336,211	10,437
	Cencosud Shopping SA	1,687,270	5,116
			29,009
China (4.8%)
	China Resources Land Ltd.	10,078,446	42,345
	China Overseas Land & Investment Ltd.	13,148,210	22,584
[2]	China Resources Mixc Lifestyle Services Ltd.	2,095,800	12,658
[1,2]	Longfor Group Holdings Ltd.	6,959,508	7,206
	Country Garden Services Holdings Co. Ltd.	7,437,000	5,937
[1]	Greentown China Holdings Ltd.	3,505,314	4,330
[1]	C&D International Investment Group Ltd.	2,215,000	4,213
*,1	Sunac China Holdings Ltd.	28,023,000	4,153
	China Jinmao Holdings Group Ltd.	18,639,054	3,977
*,2	Evergrande Property Services Group Ltd.	18,373,000	3,584
*,1	China Vanke Co. Ltd. Class H	7,822,383	3,001
	Greentown Service Group Co. Ltd.	4,654,000	2,727
*	Seazen Group Ltd.	9,242,666	2,633
	Yuexiu Property Co. Ltd.	4,988,982	2,484
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	438,097	2,364
	China Overseas Grand Oceans Group Ltd.	6,156,079	2,238
	Poly Property Services Co. Ltd. Class H	539,800	2,163
	Shoucheng Holdings Ltd.	10,252,000	2,132
[1]	Onewo Inc. Class H	980,000	2,122
	Poly Property Group Co. Ltd.	7,669,048	1,896
*	Guangdong Hong Kong Greater Bay Area Holdings Ltd.	1,446,000	1,817
*,1	Country Garden Holdings Co. Ltd.	47,372,000	1,770
	Hainan Airport Infrastructure Co. Ltd. Class A	3,219,852	1,708
*	Quzhou Xin'an Development Co. Ltd. Class A	2,399,299	1,602
	Youngor Group Co. Ltd. Class A	1,299,520	1,463
	K Wah International Holdings Ltd.	4,986,000	1,457
*	Seazen Holdings Co. Ltd. Class A	639,863	1,387
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	3,504,225	1,364
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	879,416	1,231
*,3	Hopson Development Holdings Ltd.	3,502,589	1,181
	Tibet Urban Development & Investment Co. Ltd. Class A	271,735	1,088
	Shanghai Vital Microtech Co. Ltd. Class A	261,399	1,060
	Chengdu Hi-tech Development Co. Ltd. Class A	100,823	981
*	Vantone Neo Development Group Co. Ltd. Class A	553,011	917
	Shanghai Lingang Holdings Corp. Ltd. Class A	670,724	885
*,1	Shenzhen Investment Ltd.	8,146,201	856
2

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Yuexiu REIT	9,217,970	850
	Shui On Land Ltd.	12,481,538	848
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	691,785	835
	Ever Sunshine Services Group Ltd.	3,134,000	791
*	Greenland Holdings Corp. Ltd. Class A	3,419,271	789
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	2,284,795	758
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	965,396	748
[1,2]	Sunac Services Holdings Ltd.	5,498,000	741
*,1	Logan Group Co. Ltd.	4,626,984	727
	C&D Property Management Group Co. Ltd.	1,998,000	716
	Poly Developments & Holdings Group Co. Ltd. Class A	780,446	703
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	546,244	696
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	219,449	686
*	Winnovation Culturaltainment Development Ltd. Class A	1,657,510	683
[1,2]	A-Living Smart City Services Co. Ltd. Class H	2,299,750	636
*	Tomson Group Ltd.	2,072,000	628
*	China Enterprise Co. Ltd. Class A	1,473,699	558
*	Grandjoy Holdings Group Co. Ltd. Class A	1,238,103	556
	Nanjing Gaoke Co. Ltd. Class A	472,694	556
	China World Trade Center Co. Ltd. Class A	176,924	544
*	Gemdale Corp. Class A	1,267,227	540
*	Shenzhen Zhenye Group Co. Ltd. Class A	377,600	537
*	Beijing Capital Development Co. Ltd. Class A	725,574	484
	China Sports Industry Group Co. Ltd. Class A	270,000	469
*	Zhuhai Zhumian Group Co. Ltd.	532,938	464
*	Hefei Urban Construction Development Co. Ltd. Class A	225,007	456
	China Merchants Property Operation & Service Co. Ltd. Class A	302,837	455
	Shanghai SMI Holding Co. Ltd. Class A	723,994	453
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	588,743	444
*	Shanghai Industrial Development Co. Ltd. Class A	540,600	420
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	340,600	407
*	Greattown Holdings Ltd. Class A	585,371	404
*	Financial Street Holdings Co. Ltd. Class A	866,351	402
*	Red Star Macalline Group Corp. Ltd. Class A	1,024,281	401
*	Jiangsu Dagang Co. Ltd. Class A	164,600	400
	Huafa Industrial Co. Ltd. Zhuhai Class A	786,519	399
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	262,488	388
*	Shimao Group Holdings Ltd.	18,058,500	385
*	SOHO China Ltd.	6,769,045	385
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	244,612	370
[1,2]	Midea Real Estate Holding Ltd.	876,000	364
*	China Vanke Co. Ltd. Class A	623,096	357
*	Bright Real Estate Group Co. Ltd. Class A	627,400	349
*,3	S-Enjoy Service Group Co. Ltd.	953,000	341
*	China Union Holdings Ltd. Class A	404,787	332
*,2	Red Star Macalline Group Corp. Ltd. Class H	1,806,036	326
*	Cinda Real Estate Co. Ltd. Class A	709,022	324
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd. Class A	149,800	323
*	Shunfa Hengneng Corp. Class A	679,820	321
*,1	Guangzhou R&F Properties Co. Ltd. Class H	6,870,613	319
	Yuexiu Services Group Ltd.	1,390,500	311
*,1	Radiance Holdings Group Co. Ltd.	2,303,000	310
	Shenzhen SEG Co. Ltd. Class A	247,580	298
*,1,2	Shimao Services Holdings Ltd.	3,725,000	286
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	401,700	285
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	768,024	284
	Suning Universal Co. Ltd. Class A	873,947	281
	Shanghai Huitong Energy Resources Co. Ltd. Class A	58,100	270
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	424,000	261
	Shenzhen Heungkong Holding Co. Ltd. Class A	915,600	254
*	RiseSun Real Estate Development Co. Ltd. Class A	1,255,088	249
*,1	Gemdale Properties & Investment Corp. Ltd.	16,716,000	245
*	Sanxiang Impression Co. Ltd. Class A	340,700	243
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	323,600	242
	Haining China Leather Market Co. Ltd. Class A	363,500	239
*,1	Agile Group Holdings Ltd.	7,552,159	233
*	Beijing North Star Co. Ltd. Class A	763,100	224
*,1	Sino-Ocean Group Holding Ltd.	24,958,926	221
*	Hainan Expressway Co. Ltd. Class A	269,200	219
*	China Fortune Land Development Co. Ltd. Class A	1,123,810	210
3

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
*,3	China South City Holdings Ltd.	14,838,111	203
*	Rongan Property Co. Ltd. Class A	677,126	201
*	China Wuyi Co. Ltd. Class A	465,678	197
*	Beijing Hualian Department Store Co. Ltd. Class A	788,500	191
*	Shenzhen Properties & Resources Development Group Ltd. Class A	152,784	181
*,1	CIFI Holdings Group Co. Ltd.	19,608,000	176
	Guangdong Shirongzhaoye Co. Ltd. Class A	223,300	176
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,369,822	—
*,3	Yango Group Co. Ltd. Class A	1,591,019	—
*,3	Guangdong Highsun Group Co. Ltd. Class A	906,503	—
*,3	Jiayuan International Group Ltd.	15,242,000	—
*,3	Datang Group Holdings Ltd.	1,172,000	—
			188,072
Egypt (0.2%)
	Talaat Moustafa Group	3,562,846	6,253
*	Palm Hills Developments SAE	4,801,740	1,019
	Madinet Masr For Housing & Development	3,389,937	386
*	Six of October Development & Investment	638,979	259
			7,917
Finland (0.2%)
	Lumo Kodit OYJ	645,038	6,143
France (3.3%)
*	Unibail-Rodamco-Westfield	430,680	52,288
	Klepierre SA	780,621	31,628
	Gecina SA	184,561	15,603
	Covivio SA	193,341	12,787
	Mercialys SA	332,247	4,866
*	Carmila SA	224,434	4,483
	Altarea SCA	23,124	3,039
	ICADE	110,744	2,666
*	Nexity SA	172,067	1,708
			129,068
Germany (3.3%)
	Vonovia SE	2,970,916	80,046
	LEG Immobilien SE (XETR)	267,059	18,739
[1]	TAG Immobilien AG	667,884	11,647
*	Aroundtown SA	2,989,179	8,643
	Deutsche Wohnen SE	169,919	3,946
[1]	Hamborner REIT AG	256,780	1,460
	PATRIZIA SE	143,143	1,259
[1]	Grand City Properties SA	111,834	1,259
	Deutsche EuroShop AG	43,113	1,000
			127,999
Greece (0.1%)
*	LAMDA Development SA	286,353	2,040
*	Dimand SA	28,081	433
			2,473
Hong Kong (8.6%)
	Sun Hung Kai Properties Ltd.	5,426,941	95,010
	Link REIT	9,181,986	46,234
	CK Asset Holdings Ltd.	6,925,613	43,626
	Hongkong Land Holdings Ltd.	3,500,412	27,674
	Sino Land Co. Ltd.	13,399,022	21,486
	Henderson Land Development Co. Ltd.	4,789,936	18,933
	Wharf Real Estate Investment Co. Ltd.	5,684,652	17,802
[1]	Wharf Holdings Ltd.	3,345,652	11,077
	Swire Properties Ltd.	3,457,200	11,046
	Hang Lung Properties Ltd.	6,257,932	7,357
	Kerry Properties Ltd.	2,050,832	6,242
	Hang Lung Group Ltd.	2,977,103	6,183
	Hysan Development Co. Ltd.	2,102,655	5,271
*	New World Development Co. Ltd.	4,800,000	5,238
	Fortune REIT	5,374,861	3,343
*,1	Art Group Holdings Ltd.	5,420,000	1,954
	Champion REIT	6,517,512	1,946
	Great Eagle Holdings Ltd.	762,000	1,735
*	GR Life Style Co. Ltd.	2,940,000	923
4

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Prosperity REIT	4,530,000	834
	Sunlight REIT	2,740,400	818
	Dynamic Holdings Ltd.	484,000	733
	SF REIT	1,800,000	593
			336,058
India (3.2%)
	DLF Ltd.	2,274,368	14,157
	Embassy Office Parks REIT	3,080,573	13,812
	Phoenix Mills Ltd.	669,356	12,483
[2]	Macrotech Developers Ltd.	1,094,411	10,432
*	Godrej Properties Ltd.	531,584	10,323
	Prestige Estates Projects Ltd.	592,883	8,882
[2]	Brookfield India Real Estate Trust	2,258,057	7,776
	Oberoi Realty Ltd.	410,816	7,265
	Nexus Select Trust	3,689,357	6,048
	Knowledge Realty Trust	3,287,884	4,133
	Brigade Enterprises Ltd.	491,518	4,107
[2]	Mindspace Business Parks REIT	823,755	4,061
	Aditya Birla Real Estate Ltd.	193,376	3,043
	Anant Raj Ltd.	509,320	2,633
	Sobha Ltd. (XNSE)	136,214	2,068
*	SignatureGlobal India Ltd.	143,775	1,323
	Mahindra Lifespace Developers Ltd.	359,648	1,295
	NESCO Ltd.	91,829	1,193
*,3	Embassy Developments Ltd.	2,410,299	1,184
*	Valor Estate Ltd.	885,261	975
	Sunteck Realty Ltd.	224,240	807
*	Max Estates Ltd.	189,743	783
*	Raymond Realty Ltd.	119,427	563
	Ganesh Housing Ltd.	77,734	548
*	Hemisphere Properties India Ltd.	398,239	542
	Ashiana Housing Ltd.	147,381	534
	Marathon Nextgen Realty Ltd.	104,211	518
*	TARC Ltd.	363,379	512
*	Awfis Space Solutions Ltd.	135,210	502
*	Puravankara Ltd.	212,456	483
*	Sri Lotus Developers & Realty Ltd.	307,043	467
*	Unitech Ltd.	8,813,417	455
	Keystone Realtors Ltd.	105,961	441
	Arvind SmartSpaces Ltd.	63,914	418
	Ajmera Realty & Infra India Ltd.	281,700	371
*	Hubtown Ltd.	164,931	354
*	Kolte-Patil Developers Ltd.	82,671	335
*	Shriram Properties Ltd.	362,915	326
	Shipping Corp. of India Land & Assets Ltd.	606,662	286
	Alembic Ltd.	263,179	254
			126,692
Indonesia (0.3%)
	Pantai Indah Kapuk Dua Tbk PT	6,413,853	3,136
*	MNC Tourism Indonesia Tbk PT	248,126,900	1,593
	Ciputra Development Tbk PT	31,067,791	1,239
*	Bumi Serpong Damai Tbk PT	24,543,727	1,094
	Pakuwon Jati Tbk PT	48,900,128	893
	Summarecon Agung Tbk PT	35,177,081	630
	Kawasan Industri Jababeka Tbk PT	57,007,600	593
*	Lippo Karawaci Tbk PT	118,381,649	562
	Bangun Kosambi Sukses PT	2,037,300	545
*	Sentul City Tbk PT	78,349,700	481
*,3	Armidian Karyatama Tbk PT	34,315,100	—
			10,766
Ireland (0.1%)
	Irish Residential Properties REIT plc	1,843,793	2,321
Israel (3.5%)
	Azrieli Group Ltd.	128,544	20,503
	Mega Or Holdings Ltd.	80,428	16,452
	Big Shopping Centers Ltd.	57,513	15,172
	Melisron Ltd.	84,238	12,422
	Mivne Real Estate KD Ltd.	2,020,288	9,737
5

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Alony Hetz Properties & Investments Ltd.	591,870	7,145
	Reit 1 Ltd.	711,827	6,249
	Amot Investments Ltd.	853,831	5,836
	YH Dimri Construction & Development Ltd.	32,666	4,453
	Israel Canada T.R Ltd.	589,194	4,109
	Aura Investments Ltd.	535,045	3,820
*	Airport City Ltd.	194,942	3,623
*	Argo Properties NV	70,780	3,327
	Sella Capital Real Estate Ltd.	849,029	3,174
	Blue Square Real Estate Ltd.	19,027	2,552
	Summit Real Estate Holdings Ltd.	136,250	2,551
	Menivim- The New REIT Ltd.	3,002,665	2,238
	Gav-Yam Lands Corp. Ltd.	155,354	2,151
*	Electra Real Estate Ltd.	108,955	2,058
	Africa Israel Residences Ltd.	21,862	1,751
*	Prashkovsky Investments & Construction Ltd.	26,181	1,403
	Isras Investment Co. Ltd.	4,199	1,213
	G City Ltd.	340,869	1,203
	Hagag Group Real Estate Development	102,875	1,096
	Land Development Nimrodi Group Ltd.	73,256	940
	Property & Building Corp. Ltd.	7,532	906
*	Carasso Real Estate Ltd.	66,839	900
			136,984
Italy (0.0%)
	Immobiliare Grande Distribuzione SIIQ SpA	197,996	992
Japan (22.8%)
	Mitsubishi Estate Co. Ltd.	4,301,245	122,578
	Mitsui Fudosan Co. Ltd.	9,831,071	107,670
	Sumitomo Realty & Development Co. Ltd.	3,307,534	102,532
	Daiwa House Industry Co. Ltd.	2,144,474	65,430
	Hulic Co. Ltd.	2,388,637	26,940
	Nippon Building Fund Inc.	31,144	26,154
	Daito Trust Construction Co. Ltd.	1,083,425	24,370
	Japan Real Estate Investment Corp.	25,133	19,236
	Japan Metropolitan Fund Investment	25,417	18,837
	Tokyu Fudosan Holdings Corp.	2,086,044	17,761
	Tokyo Tatemono Co. Ltd.	734,983	16,913
	Nomura Real Estate Master Fund Inc.	15,268	15,734
	KDX Realty Investment Corp.	14,273	14,908
	GLP J-Reit	16,953	14,692
	Nippon Prologis REIT Inc.	25,195	14,429
	Daiwa House REIT Investment Corp.	16,043	12,902
	United Urban Investment Corp.	11,305	12,791
	Orix JREIT Inc.	19,501	12,389
	Nomura Real Estate Holdings Inc.	1,882,245	12,280
	Invincible Investment Corp.	27,038	10,638
	Japan Hotel REIT Investment Corp.	20,855	10,422
	Advance Residence Investment Corp.	10,075	10,415
	Japan Prime Realty Investment Corp.	14,314	9,062
	Industrial & Infrastructure Fund Investment Corp.	8,944	8,371
	Sekisui House REIT Inc.	15,218	8,279
	Mitsui Fudosan Logistics Park Inc.	11,368	8,159
	Mitsui Fudosan Accommodations Fund Inc.	8,885	7,422
	Activia Properties Inc.	7,470	6,718
	LaSalle Logiport REIT	6,343	6,200
	Japan Logistics Fund Inc.	9,692	5,903
	Daiwa Securities Living Investments Corp.	8,434	5,801
	Comforia Residential REIT Inc.	7,497	5,273
	Daiwa Office Investment Corp.	2,413	5,158
	Frontier Real Estate Investment Corp.	9,082	4,974
	AEON REIT Investment Corp.	6,099	4,890
	Mori Hills REIT Investment Corp.	5,467	4,686
	Hulic REIT Inc.	4,325	4,513
	Mori Trust REIT Inc.	8,943	4,338
	NTT UD REIT Investment Corp.	4,879	4,284
	Mitsubishi Estate Logistics REIT Investment Corp.	5,250	4,078
	Starts Corp. Inc.	127,600	3,896
	Tokyu REIT Inc.	3,057	3,770
6

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Japan Excellent Inc.	4,098	3,748
	Heiwa Real Estate REIT Inc.	3,853	3,621
	Katitas Co. Ltd.	180,292	3,599
	NIPPON REIT Investment Corp.	6,254	3,581
	Star Asia Investment Corp.	9,515	3,423
	Hoshino Resorts REIT Inc.	2,072	3,351
	Leopalace21 Corp.	779,450	3,248
	Fukuoka REIT Corp.	2,737	3,153
	Kasumigaseki Capital Co. Ltd.	71,100	2,955
	Global One Real Estate Investment Corp.	3,442	2,688
	Heiwa Real Estate Co. Ltd.	172,764	2,680
	Hankyu Hanshin REIT Inc.	2,447	2,335
	CRE Logistics REIT Inc.	2,154	2,131
	Tosei Corp.	203,800	2,118
	Ichigo Inc.	662,900	2,115
	Ichigo Office REIT Investment Corp.	3,575	2,074
	SOSiLA Logistics REIT Inc.	2,591	2,038
	Mirai Corp.	6,730	1,978
	MIRARTH Real Estate Investment Corp.	3,208	1,804
	Keihanshin Building Co. Ltd.	147,700	1,775
	Samty Residential Investment Corp.	2,585	1,720
	Sun Frontier Fudousan Co. Ltd.	94,700	1,625
	LA Holdings Co. Ltd.	25,000	1,450
	Sankei Real Estate Inc.	1,646	1,308
	JSB Co. Ltd.	39,506	1,292
	Nippon Commercial Development Co. Ltd.	59,000	1,273
	One REIT Inc.	2,399	1,199
	TOC Co. Ltd.	154,729	1,042
	Starts Proceed Investment Corp.	824	1,021
	Goldcrest Co. Ltd.	47,340	1,009
	Mirarth Holdings Inc.	388,452	985
	SRE Holdings Corp.	42,700	984
	ESCON Japan REIT Investment Corp.	1,263	983
	Health Care & Medical Investment Corp.	1,269	937
	Tosei REIT Investment Corp.	1,069	936
	Arealink Co. Ltd.	135,200	870
	Tokaido REIT Inc.	1,242	846
	Star Mica Holdings Co. Ltd.	76,100	797
	Dear Life Co. Ltd.	112,500	753
	Marimo Regional Revitalization REIT Inc.	936	659
[1]	Nippon Hotel & Residential Investment Corp.	1,402	639
	Airport Facilities Co. Ltd.	102,700	637
	Kasumigaseki Hotel REIT Investment Corp.	994	632
	Ichigo Hotel REIT Investment Corp.	829	594
	Mugen Estate Co. Ltd.	40,900	581
	CENTRAL REIT Investment Corp.	826	576
*,1	TKP Corp.	45,600	499
[1]	Good Com Asset Co. Ltd.	51,900	495
	Nisshin Group Holdings Co. Ltd.	92,100	408
	Japan Property Management Center Co. Ltd.	36,400	302
	Cosmos Initia Co. Ltd.	38,900	286
			887,549
Kuwait (0.5%)
	Mabanee Co. KPSC	2,376,188	7,772
*	Kuwait Real Estate Co. KSC	3,101,702	3,510
	Commercial Real Estate Co. KSC	5,080,823	3,184
	Salhia Real Estate Co. KSCP	1,588,030	2,039
*	National Real Estate Co. KPSC	4,005,939	1,331
*	United Real Estate Co. SAKP	910,362	796
*	Al Mazaya Holding Co. KSCP	1,759,695	449
	Kuwait Business Town Real Estate Co. KSCP	1,372,005	429
*	Marakez Real Estate Development Co. KPSC	182,648	126
			19,636
Malaysia (1.1%)
	IOI Properties Group Bhd.	6,609,400	6,917
	Sime Darby Property Bhd.	13,914,300	4,981
	Sunway REIT	7,126,534	4,416
	IGB REIT	5,797,900	4,249
	Axis REIT	6,671,100	3,378
7

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	SP Setia Bhd. Group	10,445,200	2,743
	Eco World Development Group Bhd. (XKLS)	4,789,900	2,491
	Pavilion REIT	5,272,700	2,378
	OSK Holdings Bhd.	4,651,400	2,112
	Mah Sing Group Bhd.	6,041,125	1,680
	Matrix Concepts Holdings Bhd.	4,894,263	1,667
	KSL Holdings Bhd.	1,511,100	1,168
	Capitaland Malaysia Trust	7,093,800	1,127
*	Tropicana Corp. Bhd.	3,092,300	945
	UEM Sunrise Bhd.	5,342,765	872
	Eastern & Oriental Bhd.	3,540,500	723
	YTL Hospitality REIT	2,768,900	698
	HCK Capital Group Bhd.	1,150,800	620
	KIP REIT	2,712,800	588
	Paradigm REIT	2,028,100	493
	LBS Bina Group Bhd.	3,060,400	363
			44,609
Mexico (1.5%)
	Prologis Property Mexico SA de CV	3,830,672	17,528
	Fibra Uno Administracion SA de CV	9,694,185	16,643
	Corp. Inmobiliaria Vesta SAB de CV	3,117,650	11,097
	Fibra MTY SAPI de CV	9,557,400	8,240
[2]	FIBRA Macquarie Mexico	2,671,872	6,621
			60,129
Netherlands (0.5%)
[2]	CTP NV	457,246	8,643
	Eurocommercial Properties NV	156,769	5,143
	Wereldhave NV	132,598	3,429
	NSI NV	48,473	967
			18,182
New Zealand (0.2%)
	Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.	3,692,295	4,129
[1]	Vital Healthcare Property Trust	2,039,964	2,290
			6,419
Norway (0.1%)
[2]	Entra ASA	172,722	1,959
	Public Property Invest A/S	849,260	1,807
			3,766
Philippines (0.7%)
	SM Prime Holdings Inc.	38,652,207	11,961
	Ayala Land Inc.	20,245,260	4,981
	AREIT Inc.	4,985,920	3,203
	RL Commercial REIT Inc.	20,740,800	2,329
	Robinson's Land Corp.	5,727,872	1,619
	Megaworld Corp.	32,761,100	1,107
	Citicore Energy REIT Corp.	8,788,000	505
			25,705
Poland (0.0%)
	Murapol SA	39,314	452
Qatar (0.2%)
	Barwa Real Estate Co.	7,555,100	4,894
	United Development Co. QSC	6,018,075	1,407
*	Ezdan Holding Group QSC	5,608,293	1,315
*	Mazaya Real Estate Development QPSC	1,607,442	252
			7,868
Russia (0.0%)
*,3	Etalon Group plc GDR (Registered)	993,429	—
Saudi Arabia (1.4%)
*	Dar Al Arkan Real Estate Development Co.	1,870,712	8,855
	Makkah Construction & Development Co.	345,528	7,393
*	Umm Al Qura for Development & Construction Co.	1,674,406	7,253
	Taiba Investments Co.	449,864	4,666
[2]	Arabian Centres Co. Ltd.	822,079	3,854
*	Emaar Economic City	1,025,156	3,028
	Retal Urban Development Co.	759,903	3,012
8

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Arriyadh Development Co.	401,360	1,938
	Jadwa REIT Saudi Fund	622,439	1,877
	Al Rajhi REIT	818,320	1,789
*	Saudi Real Estate Co.	463,029	1,706
*	Knowledge Economic City Co.	347,787	1,096
	Sedco Capital REIT Fund	501,334	991
*	Dar AlMajed Real Estate Co.	424,857	923
	Alandalus Property Co.	155,366	620
	Bonyan REIT	223,350	566
	Alinma Hospitality REIT Fund	260,531	565
	Riyad REIT Fund	426,808	564
	Derayah REIT	383,748	543
*	Ladun Investment Co.	878,080	543
	Alkhabeer REIT	349,457	539
	Sumou Real Estate Co.	66,180	533
	Al Maather REIT Fund	162,870	383
	Alinma Retail REIT Fund	301,901	360
	Mulkia Gulf Real Estate REIT Fund	271,737	332
	Musharaka Real Estate Income Fund	265,888	297
	Alahli REIT Fund 1	155,760	266
			54,492
Singapore (5.7%)
	CapitaLand Integrated Commercial Trust	20,439,392	38,069
	CapitaLand Ascendas REIT	14,817,153	29,123
	UOL Group Ltd.	1,644,978	13,761
	Keppel DC REIT	7,079,303	13,102
	City Developments Ltd.	2,024,590	13,030
[1]	Mapletree Industrial Trust	7,563,291	11,737
	Mapletree Logistics Trust	12,100,023	11,649
	Suntec REIT	7,839,427	9,224
	Frasers Centrepoint Trust	4,965,288	9,150
	Mapletree Pan Asia Commercial Trust	8,017,141	8,146
	Frasers Logistics & Commercial Trust	10,447,752	7,896
	Keppel REIT	10,849,387	7,639
	CapitaLand Ascott Trust	9,605,112	6,767
	Parkway Life REIT	1,542,897	4,882
	Lendlease Global Commercial REIT	8,903,751	3,998
	ESR-REIT	1,967,136	3,745
	Centurion Accommodation REIT	3,462,900	2,996
	Capitaland India Trust	3,603,442	2,978
*	NTT DC REIT	2,906,900	2,855
	AIMS APAC REIT	2,258,188	2,679
	OUE REIT	8,152,300	2,340
	Stoneweg Europe Stapled Trust	1,281,166	2,337
	Starhill Global REIT	5,333,468	2,310
	CapitaLand China Trust	4,179,508	2,185
	CDL Hospitality Trusts	2,757,999	1,759
	Far East Hospitality Trust	3,824,392	1,730
	Digital Core REIT Management Pte. Ltd.	3,214,500	1,660
*	Yanlord Land Group Ltd.	1,920,904	1,052
	Sasseur REIT	1,980,700	1,044
[1]	Centurion Corp. Ltd.	795,700	1,026
[1]	Prime US REIT	3,410,940	628
*	Manulife US REIT	6,388,110	355
[1]	LHN Ltd.	673,000	339
*	Yoma Strategic Holdings Ltd.	5,071,500	316
*,3	EC World REIT	1,188,500	242
			222,749
South Africa (1.9%)
	NEPI Rockcastle NV	2,214,127	18,779
	Growthpoint Properties Ltd.	12,118,828	11,890
	Redefine Properties Ltd.	25,472,235	9,706
	Vukile Property Fund Ltd.	4,409,245	6,319
	Fortress Real Estate Investments Ltd. Class B	4,261,404	6,227
	Resilient REIT Ltd.	1,046,578	5,212
	Hyprop Investments Ltd.	1,412,666	4,754
	Equites Property Fund Ltd.	3,068,058	3,115
	Fairvest Ltd. Class B	6,567,978	2,646
	Attacq Ltd.	2,446,984	2,444
9

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	SA Corporate Real Estate Ltd.	9,824,093	1,950
[1]	Stor-Age Property REIT Ltd.	1,513,098	1,568
	Burstone Group Ltd.	2,191,055	1,245
			75,855
South Korea (0.3%)
	SK REITs Co. Ltd.	678,562	3,094
[1]	ESR Kendall Square REIT Co. Ltd.	651,278	1,989
[1]	Hanwha Reit Co. Ltd.	442,801	1,783
[1]	LOTTE REIT Co. Ltd.	530,687	1,592
	Shinhan Alpha REIT Co. Ltd.	374,835	1,529
[1]	IGIS Value Plus REIT Co. Ltd.	248,045	699
	Koramco Life Infra Reit Co. Ltd.	209,000	661
[3]	JR Global REIT	652,096	518
			11,865
Spain (0.9%)
	Merlin Properties Socimi SA	1,533,551	26,817
	Colonial SFL Socimi SA	1,195,756	7,669
[2]	Aedas Homes SA	31,240	847
			35,333
Sweden (3.0%)
	Castellum AB	1,305,165	16,706
	Sagax AB Class B	772,305	15,370
*	Fastighets AB Balder Class B	2,459,665	14,714
	Wihlborgs Fastigheter AB	956,165	8,453
	Catena AB	163,992	7,736
	Pandox AB	371,594	6,829
	Fabege AB	688,856	5,788
	Wallenstam AB Class B	1,294,198	5,504
	Hufvudstaden AB Class A	380,539	5,068
	Cibus Real Estate AB publ	290,122	4,625
	Nyfosa AB	574,041	4,172
	NP3 Fastigheter AB	115,234	3,253
*	Swedish Logistic Property AB Class B	732,845	3,017
	Atrium Ljungberg AB Class B	802,048	2,578
	Dios Fastigheter AB	370,066	2,551
	Platzer Fastigheter Holding AB Class B	262,789	1,966
*,1	Samhallsbyggnadsbolaget i Norden AB	4,566,227	1,671
	Sagax AB Class D	427,609	1,604
	Logistea AB Class B	1,040,978	1,580
*	Sveafastigheter AB	268,678	981
	Corem Property Group AB Class B	2,481,682	861
	FastPartner AB Class A	174,567	747
*,1	Neobo Fastigheter AB	421,375	739
	Heba Fastighets AB Class B	248,094	686
[1]	Klarabo Sverige AB Class B	316,166	491
*	Samhallsbyggnadsbolaget i Norden AB Class D	384,251	343
	Corem Property Group AB Class D	6,592	170
			118,203
Switzerland (3.0%)
	Swiss Prime Site AG (Registered)	283,466	49,124
	PSP Swiss Property AG (Registered)	162,026	32,384
	Allreal Holding AG (Registered)	51,570	14,083
	Mobimo Holding AG (Registered)	26,305	12,559
	Intershop Holding AG	21,465	4,659
	Hiag Immobilien Holding AG	15,747	2,749
*	Cham Swiss Properties AG	78,832	2,685
*,1	Peach Property Group AG	84,675	540
			118,783
Taiwan (1.1%)
[1]	Highwealth Construction Corp.	6,224,062	7,897
	Ruentex Development Co. Ltd.	6,814,483	5,098
[1]	Huaku Development Co. Ltd.	949,730	3,783
	Chong Hong Development Co. Ltd.	842,913	2,077
[1]	Farglory Land Development Co. Ltd.	938,631	2,042
[1]	Sakura Development Co. Ltd.	1,547,456	2,003
[1]	Da-Li Development Co. Ltd.	1,387,233	1,995
[1]	JSL Construction & Development Co. Ltd.	1,002,387	1,721
	Cathay Real Estate Development Co. Ltd.	2,120,100	1,560
10

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
[1]	Kindom Development Co. Ltd.	1,403,190	1,308
[1]	Delpha Construction Co. Ltd.	1,779,000	1,173
[1]	Prince Housing & Development Corp.	4,083,478	1,033
[1]	Yea Shin International Development Co. Ltd.	1,209,279	993
[1]	Hung Sheng Construction Ltd.	1,395,520	840
[1]	Advancetek Enterprise Co. Ltd.	905,000	753
	Radium Life Tech Co. Ltd.	2,124,304	697
[1]	Crowell Development Corp.	922,850	656
[1]	Fu Hua Innovation Co. Ltd.	1,462,617	642
[1]	Shin Ruenn Development Co. Ltd.	479,198	606
[1]	Huang Hsiang Construction Corp.	449,406	533
[1]	Yungshin Construction & Development Co. Ltd.	344,000	523
[1]	Hua Yu Lien Development Co. Ltd.	329,491	520
	Hong Pu Real Estate Development Co. Ltd.	751,194	511
*	Kuo Yang Construction Co. Ltd.	842,802	473
[1]	Jean Co. Ltd.	775,354	448
*	Shining Building Business Co. Ltd.	1,639,869	430
	KEE TAI Properties Co. Ltd.	1,360,547	420
	GTM Holdings Corp.	439,000	410
*,1	King's Town Construction Co. Ltd.	331,000	385
	Hung Ching Development & Construction Co. Ltd.	299,000	324
	Pacific Construction Co.	975,000	274
*,1	We & Win Development Co. Ltd.	762,000	246
[1]	We&Win Diversification Co. Ltd.	534,000	246
	San Far Property Ltd.	444,000	224
*,3	Taiwan Land Development Corp.	2,224,000	—
			42,844
Thailand (0.9%)
	Central Pattana PCL	4,757,100	9,096
	WHA Corp. PCL	25,858,086	3,566
	CPN Retail Growth Leasehold REIT	7,809,681	2,921
	WHA Premium Growth Freehold & Leasehold REIT Class F	6,124,896	2,049
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	5,555,400	2,046
	Axtra Future City Freehold & Leasehold REIT	4,034,500	1,598
	MBK PCL (XBKK)	2,759,832	1,442
	Land & Houses PCL (Registered)	12,504,800	1,383
	Amata Corp. PCL	1,966,423	1,248
	Supalai PCL	2,384,481	1,187
	LH Hotel Leasehold REIT Class F	2,853,800	1,129
	LH Shopping Centers Leasehold REIT Class F	2,407,800	1,071
	Sansiri PCL	24,056,425	1,035
	BA Airport Leasehold REIT	2,735,300	898
	AP Thailand PCL	3,298,820	873
	IMPACT Growth REIT	2,325,600	827
	Quality Houses PCL	14,691,700	610
	SC Asset Corp. PCL	7,428,140	456
	Bangkok Land PCL	30,896,395	409
*	Pruksa Real Estate PCL	3,024,500	160
			34,004
Turkiye (0.7%)
*	Peker Gayrimenkul Yatirim Ortakligi A/S	12,185,300	4,396
	Yeni Gimat Gayrimenkul Ortakligi A/S	656,219	3,493
[1]	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	6,840,496	3,120
*	Tera Yatirim Teknoloji Holding A/S	3,957,970	2,296
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	1,243,850	2,284
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	3,138,988	1,518
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	2,055,183	1,376
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	523,523	1,136
	AKIS Gayrimenkul Yatirimi A/S	4,082,408	810
	Is Gayrimenkul Yatirim Ortakligi A/S	1,602,884	720
	Ronesans Gayrimenkul Yatirim A/S	163,878	672
*	DAP Gayrimenkul Gelistirme A/S	2,699,817	630
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	7,245,824	588
	Panora Gayrimenkul Yatirim Ortakligi	201,052	578
	Avrupakent Gayrimenkul Yatirim Ortakligi A/S	393,515	521
	Pasifik Gayrimenkul Yatirim Ortakligi	7,725,368	513
*	Akfen Gayrimenkul Yatirim Ortakligi A/S	6,266,311	395
*	Ozak Gayrimenkul Yatirim Ortakligi	1,416,441	384
11

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	5,039,763	369
			25,799
United Arab Emirates (3.0%)
	Emaar Properties PJSC	21,861,620	70,394
	Aldar Properties PJSC	13,334,483	28,044
	Emaar Development PJSC	2,967,250	11,789
	Dubai Residential REIT	6,915,182	2,207
	TECOM Group PJSC	2,112,733	1,941
*	RAK Properties PJSC	5,170,325	1,507
	Deyaar Development PJSC	3,887,933	870
*	Eshraq Investments PJSC	4,610,770	505
*	Manazel PJSC	4,578,038	307
			117,564
United Kingdom (6.2%)
	Segro plc	4,782,813	45,303
	LondonMetric Property plc	8,284,393	21,325
	Land Securities Group plc	2,632,285	21,180
	British Land Co. plc	3,619,347	19,152
	Tritax Big Box REIT plc	8,785,260	18,033
	Shaftesbury Capital plc	6,900,091	12,579
	Primary Health Properties plc	9,175,786	11,674
	UNITE Group plc	1,668,915	10,517
	Derwent London plc	397,212	9,293
	Big Yellow Group plc	694,528	8,532
	Hammerson plc	1,877,890	8,429
	Sirius Real Estate Ltd.	5,343,142	7,271
	Safestore Holdings plc	771,123	7,049
	International Workplace Group plc	2,620,656	6,597
	Great Portland Estates plc	1,433,880	6,044
	Grainger plc	2,621,894	5,726
	Supermarket Income REIT plc	4,404,106	5,028
	Target Healthcare REIT plc	2,186,212	3,123
	Workspace Group plc	522,320	2,400
	Picton Property Income Ltd.	1,815,458	1,910
	Custodian Property Income REIT plc	1,626,779	1,853
	NewRiver REIT plc	1,302,885	1,325
[2]	Social Housing REIT plc	1,194,691	1,189
	Schroder REIT Ltd.	1,727,148	1,126
	Helical plc	391,481	1,018
	Harworth Group plc	551,109	1,003
	AEW UK REIT plc	558,782	784
[2]	Regional REIT Ltd.	448,667	531
	CLS Holdings plc	540,550	357
*	Home REIT plc	1,698,690	229
			240,580
Total Common Stocks (Cost $4,064,433)			3,859,104
Preferred Stock (0.0%)
	NP3 Fastigheter AB Preference Shares (Cost $647)	197,571	663
Rights (0.0%)
*,3	Parque Arauco SA Exp. 6/2/2026 (Cost $—)	195,210	—
Warrants (0.0%)
*	Origin Property pcl Exp. 5/18/2028 (Cost $—)	787,949	7
12

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[4,5]	Vanguard Market Liquidity Fund, 3.685% (Cost $55,089)	550,958	55,090
Total Investments (100.4%) (Cost $4,120,169)			3,914,864
Other Assets and Liabilities—Net (-0.4%)			(15,562)
Net Assets (100%)			3,899,302
Cost is in $000.
• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $46,050.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $71,714, representing 1.8% of net assets.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Collateral of $51,374 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2026	138	21,018	382
MSCI Emerging Markets Index	June 2026	45	3,677	332
Topix Index	June 2026	4	957	14
				728

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Standard Chartered Bank	6/17/2026	AUD	4,856	USD	3,433	60	—
Toronto-Dominion Bank	6/17/2026	AUD	1,659	USD	1,169	24	—
State Street Bank & Trust Co.	6/17/2026	EUR	3,083	USD	3,563	63	—
State Street Bank & Trust Co.	6/17/2026	GBP	826	USD	1,110	14	—
Goldman Sachs International	6/17/2026	INR	676,528	USD	7,314	—	(227)
State Street Bank & Trust Co.	6/17/2026	JPY	255,204	USD	1,609	28	—
JPMorgan Chase Bank, N.A.	6/17/2026	JPY	157,156	USD	992	16	—
Bank of America, N.A.	6/17/2026	SGD	5,147	USD	4,032	26	—
BNP Paribas	6/17/2026	ZAR	9,670	USD	586	—	(8)
BNP Paribas	6/17/2026	USD	8,437	AUD	11,777	—	(34)
State Street Bank & Trust Co.	6/17/2026	USD	5,330	AUD	7,445	—	(25)
Toronto-Dominion Bank	6/17/2026	USD	1,024	AUD	1,430	—	(5)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	568	BRL	3,006	—	(32)
Toronto-Dominion Bank	6/17/2026	USD	615	CAD	829	3	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	3,809	CHF	2,925	47	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	3,676	EUR	3,146	—	(24)
State Street Bank & Trust Co.	6/17/2026	USD	1,883	EUR	1,636	—	(42)
BNP Paribas	6/17/2026	USD	1,390	EUR	1,196	—	(17)
Deutsche Bank AG	6/17/2026	USD	1,390	EUR	1,196	—	(17)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	3,228	GBP	2,398	—	(34)
Standard Chartered Bank	6/17/2026	USD	1,526	GBP	1,142	—	(28)
13

Global ex-U.S. Real Estate Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	6/17/2026	USD	1,211	HKD	9,460	1	—
BNP Paribas	6/17/2026	USD	897	HKD	7,007	1	—
Goldman Sachs International	6/17/2026	USD	2,707	INR	252,196	65	—
Toronto-Dominion Bank	6/17/2026	USD	1,342	INR	128,509	—	(4)
Toronto-Dominion Bank	6/17/2026	USD	5,508	JPY	861,351	—	(17)
State Street Bank & Trust Co.	6/17/2026	USD	4,390	JPY	695,802	—	(73)
Toronto-Dominion Bank	6/17/2026	USD	646	MXN	11,608	—	(15)
Toronto-Dominion Bank	6/17/2026	USD	2,170	SEK	19,822	17	—
State Street Bank & Trust Co.	6/17/2026	USD	3,178	SGD	4,019	10	—
State Street Bank & Trust Co.	6/17/2026	USD	423	SGD	541	—	(4)
Goldman Sachs International	6/17/2026	USD	809	ZAR	13,472	3	—
						378	(606)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
MXN—Mexican peso.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.
ZAR—South African rand.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Allos SA	1/29/2027	CITNA	5,041	(3.640)	—	(359)
China Merchants Shekou Industrial Zone Holdings Co. Ltd.	2/2/2027	CITNA	2,551	(3.640)	—	(4)
China Vanke Co. Ltd.	2/2/2027	CITNA	1,210	(3.640)	—	(7)
Multiplan Empreendimentos Imobiliarios SA	8/31/2026	BANA	5,231	(3.640)	—	(62)
Poly Developments Holdings Group Co. Ltd.	2/2/2027	CITNA	2,264	(3.640)	76	—
					76	(432)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Global ex-U.S. Real Estate Index Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,065,080)	3,859,774
Affiliated Issuers (Cost $55,089)	55,090
Total Investments in Securities	3,914,864
Investment in Vanguard	88
Cash Collateral Pledged—Futures Contracts	977
Cash Collateral Pledged—Foward Currency Contracts and Over-the-Counter Swap Contracts	520
Foreign Currency, at Value (Cost $5,877)	5,682
Receivables for Investment Securities Sold	10,153
Receivables for Accrued Income	26,262
Receivables for Capital Shares Issued	185
Variation Margin Receivable—Futures Contracts	548
Unrealized Appreciation—Forward Currency Contracts	378
Unrealized Appreciation—Over-the-Counter Swap Contracts	76
Total Assets	3,959,733
Liabilities
Due to Custodian	79
Payables for Investment Securities Purchased	2,306
Collateral for Securities on Loan	51,374
Payables for Capital Shares Redeemed	166
Payables to Vanguard	371
Unrealized Depreciation—Forward Currency Contracts	606
Unrealized Depreciation—Over-the-Counter Swap Contracts	432
Deferred Foreign Capital Gains Taxes	5,097
Total Liabilities	60,431
Net Assets	3,899,302
1 Includes $46,050 of securities on loan.
At April 30, 2026, net assets consisted of:

Paid-in Capital	5,558,305
Total Distributable Earnings (Loss)	(1,659,003)
Net Assets	3,899,302

ETF Shares—Net Assets
Applicable to 75,640,284 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,577,024
Net Asset Value Per Share—ETF Shares	$47.29

Admiral™ Shares—Net Assets
Applicable to 9,963,429 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	285,725
Net Asset Value Per Share—Admiral Shares	$28.68

Institutional Shares—Net Assets
Applicable to 382,989 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	36,553
Net Asset Value Per Share—Institutional Shares	$95.44

See accompanying Notes, which are an integral part of the Financial Statements.
15

Global ex-U.S. Real Estate Index Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends[1]	65,008
Interest[2]	224
Securities Lending—Net	1,874
Total Income	67,106
Expenses
The Vanguard Group—Note C
Investment Advisory Services	139
Management and Administrative—ETF Shares	1,581
Management and Administrative—Admiral Shares	135
Management and Administrative—Institutional Shares	16
Marketing and Distribution—ETF Shares	49
Marketing and Distribution—Admiral Shares	6
Marketing and Distribution—Institutional Shares	—
Custodian Fees	261
Shareholders’ Reports—ETF Shares	103
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	29
Total Expenses	2,323
Net Investment Income	64,783
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	27,871
Futures Contracts	647
Swap Contracts	1,520
Forward Currency Contracts	224
Foreign Currencies	(419)
Realized Net Gain (Loss)	29,843
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	89,334
Futures Contracts	479
Swap Contracts	(356)
Forward Currency Contracts	(1,024)
Foreign Currencies	843
Change in Unrealized Appreciation (Depreciation)	89,276
Net Increase (Decrease) in Net Assets Resulting from Operations	183,902
1	Dividends are net of foreign withholding taxes of $6,592.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $154, ($1), and ($4), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $369.
4	Includes $39,006 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($3,599).

See accompanying Notes, which are an integral part of the Financial Statements.
16

Global ex-U.S. Real Estate Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	64,783	133,901
Realized Net Gain (Loss)	29,843	(167,010)
Change in Unrealized Appreciation (Depreciation)	89,276	477,714
Net Increase (Decrease) in Net Assets Resulting from Operations	183,902	444,605
Distributions
ETF Shares	(162,115)	(154,662)
Admiral Shares	(13,020)	(12,698)
Institutional Shares	(1,595)	(945)
Total Distributions	(176,730)	(168,305)
Capital Share Transactions
ETF Shares	25,536	(92,661)
Admiral Shares	(814)	(13,818)
Institutional Shares	1,596	11,091
Net Increase (Decrease) from Capital Share Transactions	26,318	(95,388)
Total Increase (Decrease)	33,490	180,912
Net Assets
Beginning of Period	3,865,812	3,684,900
End of Period	3,899,302	3,865,812

See accompanying Notes, which are an integral part of the Financial Statements.
17

Global ex-U.S. Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$47.15	$43.69	$37.32	$37.45	$57.39	$47.04
Investment Operations
Net Investment Income[1]	.784	1.626	1.628	1.641	1.679	2.145
Net Realized and Unrealized Gain (Loss) on Investments	1.512	3.874	6.333	(1.536)	(18.724)	9.312
Total from Investment Operations	2.296	5.500	7.961	.105	(17.045)	11.457
Distributions
Dividends from Net Investment Income	(2.156)	(2.040)	(1.591)	(.235)	(2.895)	(1.107)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.156)	(2.040)	(1.591)	(.235)	(2.895)	(1.107)
Net Asset Value, End of Period	$47.29	$47.15	$43.69	$37.32	$37.45	$57.39
Total Return	5.05%	13.52%	21.58%	0.22%	-31.15%	24.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,577	$3,545	$3,386	$3,198	$3,355	$5,071
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%[2]	0.12%[2]	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.32%	3.73%	3.87%	4.00%	3.48%	3.80%
Portfolio Turnover Rate[3]	2%	10%	7%	5%	10%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Global ex-U.S. Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$28.59	$26.49	$22.63	$22.73	$34.80	$28.51
Investment Operations
Net Investment Income[1]	.474	.984	.983	.995	1.017	1.302
Net Realized and Unrealized Gain (Loss) on Investments	.923	2.352	3.841	(.954)	(11.332)	5.656
Total from Investment Operations	1.397	3.336	4.824	.041	(10.315)	6.958
Distributions
Dividends from Net Investment Income	(1.307)	(1.236)	(.964)	(.141)	(1.755)	(.668)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.307)	(1.236)	(.964)	(.141)	(1.755)	(.668)
Net Asset Value, End of Period	$28.68	$28.59	$26.49	$22.63	$22.73	$34.80
Total Return[2]	5.07%	13.53%	21.54%	0.12%	-31.06%	24.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$286	$286	$279	$280	$313	$499
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%[3]	0.12%[3]	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.31%	3.73%	3.86%	4.00%	3.47%	3.80%
Portfolio Turnover Rate[4]	2%	10%	7%	5%	10%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
19

Global ex-U.S. Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$95.17	$88.22	$75.34	$75.62	$115.86	$94.98
Investment Operations
Net Investment Income[1]	1.591	3.453	2.566	3.320	3.391	4.376
Net Realized and Unrealized Gain (Loss) on Investments	3.042	7.646	13.539[2]	(3.115)	(37.785)[2]	18.763
Total from Investment Operations	4.633	11.099	16.105	.205	(34.394)	23.139
Distributions
Dividends from Net Investment Income	(4.363)	(4.149)	(3.225)	(.485)	(5.846)	(2.259)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(4.363)	(4.149)	(3.225)	(.485)	(5.846)	(2.259)
Net Asset Value, End of Period	$95.44	$95.17	$88.22	$75.34	$75.62	$115.86
Total Return[3]	5.05%	13.52%	21.60%	0.20%	-31.10%	24.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37	$35	$20	$163	$140	$213
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%[4]	0.11%[4]	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.34%	3.91%	3.07%	4.02%	3.48%	3.84%
Portfolio Turnover Rate[5]	2%	10%	7%	5%	10%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase and redemption fees of $0.01.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Global ex-U.S. Real Estate Index Fund
Notes to Financial Statements
Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2026, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
21

Global ex-U.S. Real Estate Index Fund
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
22

Global ex-U.S. Real Estate Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $88,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	178,582	3,676,853	3,669	3,859,104
Preferred Stock	—	663	—	663
Rights	—	—	—	—
Warrants	7	—	—	7
Temporary Cash Investments	55,090	—	—	55,090
Total	233,679	3,677,516	3,669	3,914,864
Derivative Financial Instruments
Assets
Futures Contracts[1]	728	—	—	728
Forward Currency Contracts	—	378	—	378
Swap Contracts	—	76	—	76
Total	728	454	—	1,182
Liabilities
Forward Currency Contracts	—	(606)	—	(606)
Swap Contracts	—	(432)	—	(432)
Total	—	(1,038)	—	(1,038)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
23

Global ex-U.S. Real Estate Index Fund
E.	At April 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	728	—	728
Unrealized Appreciation—Forward Currency Contracts	—	378	378
Unrealized Appreciation— Over-the-Counter Swap Contracts	76	—	76
Total Assets	804	378	1,182

Unrealized Depreciation—Forward Currency Contracts	—	(606)	(606)
Unrealized Depreciation— Over-the-Counter Swap Contracts	(432)	—	(432)
Total Liabilities	(432)	(606)	(1,038)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	647	—	647
Swap Contracts	1,520	—	1,520
Forward Currency Contracts	—	224	224
Realized Net Gain (Loss) on Derivatives	2,167	224	2,391
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	479	—	479
Swap Contracts	(356)	—	(356)
Forward Currency Contracts	—	(1,024)	(1,024)
Change in Unrealized Appreciation (Depreciation) on Derivatives	123	(1,024)	(901)
F.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,218,585
Gross Unrealized Appreciation	567,101
Gross Unrealized Depreciation	(870,322)
Net Unrealized Appreciation (Depreciation)	(303,221)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $1,426,559,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2026, the fund purchased $105,735,000 of investment securities and sold $88,462,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $94,052,000 and $194,508,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	254,329	5,356	207,408	4,591
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(228,793)	(4,900)	(300,069)	(6,900)
Net Increase (Decrease)—ETF Shares	25,536	456	(92,661)	(2,309)
24

Global ex-U.S. Real Estate Index Fund
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued[1]	20,983	724	40,039	1,524
Issued in Lieu of Cash Distributions	10,738	389	10,385	436
Redeemed[2]	(32,535)	(1,145)	(64,242)	(2,488)
Net Increase (Decrease)—Admiral Shares	(814)	(32)	(13,818)	(528)
Institutional Shares
Issued[1]	1	—	10,146	126
Issued in Lieu of Cash Distributions	1,595	17	945	12
Redeemed[2]	—	—	—	—
Net Increase (Decrease)—Institutional Shares	1,596	17	11,091	138
1	Includes purchase fees for fiscal 2026 and 2025 of $50 and $97, respectively (fund totals).
2	Net of redemption fees for fiscal 2026 and 2025 of $68 and $101, respectively (fund totals).
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At April 30, 2026, one shareholder was the record or beneficial owner of 28% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q7382 062026
25

Financial Statements
For the six-months ended April 30, 2026
Vanguard FTSE All-World ex-US Small-Cap Index Fund

Contents
Financial Statements	1

FTSE All-World ex-US Small-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.7%)
Australia (4.7%)
	Perseus Mining Ltd.	5,009,560	20,077
*	Greatland Resources Ltd.	1,875,845	18,358
	Regis Resources Ltd.	2,760,068	14,152
*	Paladin Energy Ltd.	1,571,945	13,402
	Westgold Resources Ltd.	3,352,678	13,314
	Vault Minerals Ltd.	3,771,894	12,584
*	Liontown Ltd.	7,006,949	12,268
	Capricorn Metals Ltd.	1,453,475	12,051
	Codan Ltd.	379,674	11,506
	Ventia Services Group Pty Ltd.	2,936,629	11,305
	Eagers Automotive Ltd.	613,490	10,709
	AUB Group Ltd. (XASX)	485,025	9,033
	Chorus Ltd.	1,547,650	9,024
	nib holdings Ltd.	1,773,823	8,566
[1]	Breville Group Ltd.	376,440	8,231
*	Zip Co. Ltd.	4,550,093	8,204
*,1	DroneShield Ltd.	3,075,503	8,017
*	Emerald Resources NL	1,868,896	7,887
[2]	Viva Energy Group Ltd.	4,102,101	7,293
	NRW Holdings Ltd.	1,594,384	7,109
	Monadelphous Group Ltd.	349,278	7,094
	Tabcorp Holdings Ltd.	8,467,931	6,960
	Pinnacle Investment Management Group Ltd.	620,558	6,777
*	Resolute Mining Ltd.	7,809,736	6,683
	Reliance Worldwide Corp. Ltd.	2,786,032	6,607
	Charter Hall Long Wale REIT	2,522,085	6,405
	HomeCo Daily Needs REIT	6,587,285	6,059
	Charter Hall Retail REIT	2,117,894	6,009
	BWP Property Group Ltd.	2,061,059	5,834
*	Bellevue Gold Ltd.	5,232,715	5,689
*,1	Elevra Lithium Ltd.	559,370	5,566
*	Mesoblast Ltd.	3,511,218	5,489
	Imdex Ltd.	1,827,446	5,376
*	Nickel Industries Ltd.	7,047,857	5,345
	Centuria Industrial REIT	2,316,456	5,023
*,1	4DMedical Ltd.	1,694,127	5,016
	Champion Iron Ltd.	1,442,339	4,983
	Super Retail Group Ltd.	579,314	4,981
*	Predictive Discovery Ltd.	7,387,076	4,975
*	Ora Banda Mining Ltd.	4,987,618	4,876
*	Megaport Ltd.	680,166	4,607
*	PEXA Group Ltd.	500,533	4,548
*	Tuas Ltd.	1,053,699	4,534
*	Deep Yellow Ltd.	3,357,547	4,498
	Ingenia Communities Group	1,547,478	4,485
	SRG Global Ltd.	2,066,928	4,317
	Karoon Energy Ltd.	2,661,331	4,195
	Perenti Ltd.	3,090,951	4,184
*	Superloop Ltd.	1,703,360	4,160
*	Judo Capital Holdings Ltd.	3,992,037	4,150
	Kingsgate Consolidated Ltd.	903,469	4,122
*	Alkane Resources Ltd.	3,702,517	4,103
	Waypoint REIT Ltd.	2,289,616	4,086
	Elders Ltd.	783,089	4,058
	Lovisa Holdings Ltd.	232,520	4,025
*	Electro Optic Systems Holdings Ltd.	604,457	4,003
*	FireFly Metals Ltd.	2,766,639	3,994
	ARB Corp. Ltd.	290,432	3,927
*	Austal Ltd.	1,295,144	3,905
	Bega Cheese Ltd.	972,307	3,888
1

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	EVT Ltd.	437,418	3,825
	Helia Group Ltd.	971,606	3,781
*,1	Arafura Rare Earths Ltd.	14,245,794	3,755
*	Develop Global Ltd.	964,642	3,749
*	Neuren Pharmaceuticals Ltd.	408,316	3,713
	GrainCorp Ltd. Class A	828,443	3,683
*,1	Vulcan Energy Resources Ltd.	1,285,413	3,660
	Generation Development Group Ltd.	1,264,772	3,609
	Arena REIT	1,498,721	3,592
	IRESS Ltd.	693,401	3,414
*	Silex Systems Ltd.	822,372	3,397
	Aussie Broadband Ltd.	868,788	3,361
*	Catalyst Metals Ltd.	866,038	3,320
	Nine Entertainment Co. Holdings Ltd.	4,719,572	3,266
*	Pantoro Gold Ltd.	1,358,004	3,247
	Regis Healthcare Ltd.	674,120	3,219
	Nick Scali Ltd.	295,276	3,218
	Data#3 Ltd.	545,866	3,210
	Centuria Capital Group	2,596,591	3,195
	SmartGroup Corp. Ltd.	485,811	3,168
*,1	IperionX Ltd.	1,020,150	3,112
*,1,3	Corporate Travel Management Ltd.	408,628	3,073
	Service Stream Ltd.	2,144,550	3,024
*	Metals X Ltd.	2,895,315	2,930
	Premier Investments Ltd.	324,798	2,917
	Aspen Group Ltd.	771,141	2,685
	DigiCo Infrastructure REIT	1,497,928	2,623
[1]	Guzman y Gomez Ltd.	195,602	2,612
*	WEB Travel Group Ltd.	1,346,901	2,604
*	Macquarie Technology Group Ltd.	49,866	2,528
[1]	McMillan Shakespeare Ltd.	220,756	2,524
	Hansen Technologies Ltd.	678,817	2,469
*	Nanosonics Ltd.	960,981	2,409
*	Nufarm Ltd.	1,341,411	2,381
	Collins Foods Ltd.	384,217	2,279
*	Clarity Pharmaceuticals Ltd.	1,085,609	2,272
*,1	Catapult Sports Ltd.	949,486	2,267
*	Gemlife Communities Group	674,663	2,264
*,1	Weebit Nano Ltd.	720,423	2,250
	IDP Education Ltd.	931,650	2,239
*,1	Core Lithium Ltd.	9,298,546	2,195
	Dicker Data Ltd.	336,915	2,166
	Charter Hall Social Infrastructure REIT	1,149,973	2,160
[1]	L1 Group Ltd.	2,631,664	2,134
	IPH Ltd.	811,079	2,132
	Credit Corp. Group Ltd.	273,231	2,131
	Ridley Corp. Ltd.	1,051,879	2,119
	Dexus Industria REIT	1,172,854	2,097
	Amotiv Ltd.	445,569	2,072
	Integral Diagnostics Ltd.	1,280,573	2,060
	Rural Funds Trust	1,389,310	2,036
	Inghams Group Ltd.	1,484,356	2,026
[1]	PWR Holdings Ltd.	317,443	1,997
*	SiteMinder Ltd.	887,145	1,989
*	St. Barbara Ltd.	4,379,106	1,973
*	WA1 Resources Ltd.	182,065	1,950
	Stanmore Resources Ltd.	1,147,267	1,946
[1]	Supply Network Ltd.	83,297	1,920
	oOh!media Ltd.	2,244,659	1,895
	Kelsian Group Ltd.	669,918	1,855
	MyState Ltd.	557,475	1,854
	Cromwell Property Group	6,319,755	1,827
	MA Financial Group Ltd.	357,785	1,815
*,1	Alpha HPA Ltd.	3,884,991	1,781
*	Temple & Webster Group Ltd.	425,465	1,770
[1]	Maas Group Holdings Ltd.	547,724	1,750
*,1	PolyNovo Ltd.	2,380,790	1,737
	Bravura Solutions Ltd.	1,120,439	1,731
	HMC Capital Ltd.	951,454	1,725
*,1,3	Opthea Ltd.	4,172,663	1,622
2

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Growthpoint Properties Australia Ltd.	1,016,809	1,609
*	Wildcat Resources Ltd.	3,728,454	1,605
	Abacus Storage King	1,512,490	1,554
	Redox Ltd.	654,355	1,552
	EQT Holdings Ltd.	109,711	1,548
*	Select Harvests Ltd.	547,957	1,515
*	Chalice Mining Ltd.	1,324,026	1,485
	Regal Partners Ltd.	867,823	1,453
*	Gentrack Group Ltd.	409,391	1,448
*	Amplitude Energy Ltd.	1,113,492	1,405
	Navigator Global Investments Ltd. (XASX)	774,951	1,392
*,1	Boss Energy Ltd.	1,352,024	1,376
*	Virgin Australia Holdings Ltd.	865,739	1,361
*,1	Lifestyle Communities Ltd.	388,503	1,327
*	Fineos Corp. Ltd. GDR	641,469	1,315
	Cedar Woods Properties Ltd.	235,637	1,270
	Abacus Group	1,661,809	1,224
*	Omni Bridgeway Ltd.	1,026,195	1,216
	GWA Group Ltd.	811,558	1,171
[1]	Jumbo Interactive Ltd.	218,506	1,169
	Fleetpartners Group Ltd.	675,427	1,148
	Australian Finance Group Ltd.	785,101	1,133
	Australian Clinical Labs Ltd.	792,769	1,087
[1]	Clinuvel Pharmaceuticals Ltd.	160,968	1,069
*	Aurelia Metals Ltd.	5,003,493	1,067
[1]	Vulcan Steel Ltd.	281,939	1,050
	Australian Ethical Investment Ltd.	348,568	1,020
*	Tyro Payments Ltd.	1,919,439	1,017
*,1	BrainChip Holdings Ltd.	8,218,842	931
	Healius Ltd.	2,471,981	903
*,1	HealthCo REIT	1,768,435	846
*	Emeco Holdings Ltd.	1,027,274	840
	Praemium Ltd.	1,689,829	833
	GDI Property Group Partnership	1,879,489	818
*	Nuix Ltd.	705,016	777
*,1	Mayne Pharma Group Ltd.	356,288	731
*,1	Star Entertainment Group Ltd.	8,310,735	662
*,3	AVZ Minerals Ltd.	8,431,227	607
	Solvar Ltd.	528,700	604
*,1	Novonix Ltd.	3,172,782	584
*	EML Payments Ltd.	1,726,055	525
*	Baby Bunting Group Ltd.	494,990	516
*,1	Strike Energy Ltd.	6,179,457	491
*	Australian Agricultural Co. Ltd.	461,316	436
	Humm Group Ltd.	932,492	431
*	Coast Entertainment Holdings Ltd.	1,327,454	424
*	29Metals Ltd. (XASX)	2,336,910	414
*	ioneer Ltd.	4,018,832	378
	Webjet Group Ltd.	963,108	367
	Kogan.com Ltd.	133,254	356
*,1	Syrah Resources Ltd.	2,512,322	210
	Bapcor Ltd.	513,850	210
	Centuria Office REIT	256,466	172
*,3	Firefinch Ltd.	4,116,778	60
	Myer Holdings Ltd.	90,488	17
	Accent Group Ltd.	33,209	15
*,3	ESG Minerals	183,648	—
			652,679
Austria (0.6%)
	voestalpine AG	443,837	22,948
[1]	Wienerberger AG	397,302	11,519
*	AT&S Austria Technologie & Systemtechnik AG	93,302	10,335
	UNIQA Insurance Group AG	412,194	7,909
	DO & Co. AG	28,486	5,809
	EVN AG	132,240	4,493
[1]	Oesterreichische Post AG	118,024	4,443
[1]	CA Immobilien Anlagen AG	115,918	3,715
	Porr AG	70,534	3,235
[1]	Mayr Melnhof Karton AG	30,932	2,904
3

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Palfinger AG	55,340	2,277
*	CPI Europe AG	122,009	2,235
*,1	Lenzing AG	72,233	1,977
[1]	SBO AG	40,529	1,759
*,1	BAJAJ Mobility AG	30,369	630
[1]	Agrana Beteiligungs AG	43,331	607
			86,795
Belgium (1.1%)
	Aedifica SA	310,087	26,141
*	Umicore SA	844,995	17,090
	KBC Ancora	141,538	12,920
	Azelis Group NV	830,343	11,002
	Solvay SA	262,503	8,572
	Fagron	227,338	6,413
	Montea NV	75,510	6,239
	Melexis NV	72,265	6,081
[1]	CMB Tech NV	420,373	5,739
	Bekaert SA	113,969	5,628
	Deme Group NV	24,349	5,556
	VGP NV	50,325	5,167
	Gimv NV	87,962	4,956
*	Xior Student Housing NV	145,727	4,724
	Colruyt Group NV	100,973	3,892
	Shurgard Self Storage Ltd. (XBRU)	115,863	3,564
	Retail Estates NV	43,299	3,452
	Proximus SADP	450,560	3,437
	Cofinimmo SA	29,217	2,882
	Barco NV	227,519	2,547
	Tessenderlo Group SA	74,256	1,863
	Kinepolis Group NV	47,129	1,694
*	Vastned NV	24,135	858
*	bpost SA	358,121	763
			151,180
Brazil (1.0%)
	Kinea Rendimentos Imobiliarios FII (BVMF)	352,718	7,592
	Kinea Indice de Precos FII	300,891	5,760
	Xp Malls Fdo Inv Imob Fii	224,910	5,053
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	157,253	4,967
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,021,809	4,847
	Iguatemi SA (BVMF)	836,482	4,645
	Cogna Educacao SA	7,832,189	4,397
	FII BTLG	194,623	4,072
	Direcional Engenharia SA	1,488,789	3,863
	Cury Construtora e Incorporadora SA	588,200	3,571
	Kinea Renda Imobiliaria FII	105,307	3,570
*	Orizon Valorizacao de Residuos SA	203,871	3,355
	Maxi Renda FII (BVMF)	1,663,460	3,332
*,2	Hapvida Participacoes e Investimentos SA	1,215,300	3,041
	Fleury SA	931,138	3,024
	Odontoprev SA	952,099	2,932
	JHSF Participacoes SA	1,154,700	2,927
	SLC Agricola SA	743,200	2,551
	Vivara Participacoes SA	485,704	2,532
	Magazine Luiza SA	1,475,650	2,453
	Vinci Shopping Centers FII (BVMF)	107,377	2,390
	Kinea High Yield CRI - FII	115,754	2,363
	XP Log FII (BVMF)	115,970	2,360
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	86,643	2,319
	IRB Brasil Resseguros SA	214,394	2,316
	EcoRodovias Infraestrutura e Logistica SA	1,295,561	2,300
	Trx Real Estate FII	120,621	2,234
*	MRV Engenharia e Participacoes SA	1,535,800	2,146
	Capitania Securities II FII (BVMF)	1,321,389	2,116
	Hedge Brasil Shopping FII	482,139	2,023
	Azzas 2154 SA	451,100	1,970
	YDUQS Participacoes SA	966,325	1,924
	C&A Modas SA	833,200	1,905
*	Dexco SA	1,748,224	1,839
	Construtora Tenda SA	321,789	1,826
4

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Fras-Le SA	416,899	1,820
	Sao Martinho SA	554,300	1,810
	Fii UBS Br Receb Imob	100,403	1,691
	Cia Brasileira de Aluminio	780,898	1,670
	Fundo De Investimento Imobiliario VBI Prime Properties	104,003	1,596
*	Hidrovias do Brasil SA (BVMF)	2,244,985	1,514
	Ez Tec Empreendimentos e Participacoes SA	535,310	1,508
	Tres Tentos Agroindustrial SA	440,924	1,496
	Vulcabras SA	465,376	1,483
	Minerva SA	1,825,188	1,401
	Mahle-Metal Leve SA	201,400	1,385
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA (BVMF)	1,655,900	1,324
	Fundo De Investimento Imobiliario TG Ativo Real	95,304	1,310
	SIMPAR SA	582,850	1,297
	LOG Commercial Properties e Participacoes SA	225,765	1,214
	Petroreconcavo SA	412,170	1,079
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	354,900	1,023
	Grendene SA	1,149,283	1,017
	Mills Locacao Servicos e Logistica SA	392,805	1,008
*	CVC Brasil Operadora e Agencia de Viagens SA	2,515,600	980
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	179,912	676
*	Log-in Logistica Intermodal SA	101,219	632
*	SIMPAR SA (BVMF)	229,195	510
	Grupo SBF SA	158,508	353
[2]	LWSA SA	332,800	255
*	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	216,928	174
*	Tupy SA	27,600	78
	Iochpe Maxion SA	29,700	57
			140,876
Canada (10.4%)
*	Aritzia Inc.	354,353	37,401
	Finning International Inc.	485,689	35,570
	Hudbay Minerals Inc.	1,408,777	32,586
*	NexGen Energy Ltd.	2,263,223	28,425
	Capital Power Corp.	578,829	27,694
	Eldorado Gold Corp.	885,977	27,375
	DPM Metals Inc.	798,977	26,828
	South Bow Corp.	770,070	26,362
	OceanaGold Corp.	834,695	25,846
	OR Royalties Inc.	636,229	23,433
*	G Mining Ventures Corp.	653,311	22,644
	PrairieSky Royalty Ltd.	859,325	21,705
*	SSR Mining Inc.	750,338	21,609
	B2Gold Corp.	4,776,899	21,592
*	Capstone Copper Corp.	2,421,151	20,177
	Chartwell Retirement Residences	1,168,082	18,523
	Definity Financial Corp.	358,575	18,280
	Brookfield Renewable Corp.	502,367	18,233
	Onex Corp.	213,594	17,997
	Algonquin Power & Utilities Corp.	2,856,455	17,917
	Colliers International Group Inc.	162,849	17,024
	RioCan REIT	1,086,677	17,008
	Northland Power Inc.	969,847	16,679
	Tamarack Valley Energy Ltd.	1,762,170	16,527
*	K92 Mining Inc.	891,532	16,382
	Brookfield Infrastructure Corp. Class A	442,308	16,362
	Methanex Corp.	249,636	16,334
	Canadian Apartment Properties REIT	574,758	15,478
*	Athabasca Oil Corp.	1,755,170	15,454
	Granite REIT	223,971	15,148
	Orla Mining Ltd.	1,120,921	14,689
	Torex Gold Resources Inc.	346,984	14,290
*	Almonty Industries Inc.	653,643	14,162
	Peyto Exploration & Development Corp.	732,210	14,020
*	MDA Space Ltd.	455,860	13,941
	Atco Ltd. Class I	274,424	13,760
	Secure Waste Infrastructure Corp.	796,854	13,581
	First Capital REIT	788,653	13,580
	Gibson Energy Inc.	606,270	13,278
5

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Baytex Energy Corp.	2,562,148	12,996
	Centerra Gold Inc.	740,127	12,881
*	Aris Mining Corp.	718,100	12,836
	Boyd Group Inc.	103,744	12,824
*	Denison Mines Corp.	3,322,248	12,718
	Stella-Jones Inc.	202,720	12,545
	TransAlta Corp.	1,004,694	12,522
	West Fraser Timber Co. Ltd.	195,464	12,375
	Enerflex Ltd.	450,211	12,081
*	Discovery Silver Corp.	1,883,705	11,621
*	BlackBerry Ltd.	2,118,469	11,463
	Choice Properties REIT	1,030,919	11,437
	Premium Brands Holdings Corp.	175,791	11,033
*	Fortuna Mining Corp.	1,139,035	10,985
*	Kinaxis Inc.	104,223	10,768
	CES Energy Solutions Corp.	753,763	10,732
	Dream Industrial REIT	1,062,658	10,702
	Topaz Energy Corp.	457,997	10,634
*	Skeena Resources Ltd.	362,471	10,570
	Sprott Inc.	79,847	10,429
*	Endeavour Silver Corp.	1,097,480	10,132
*	Allied Gold Corp.	336,744	10,124
	Boralex Inc. Class A	373,214	10,100
	SmartCentres REIT	484,893	10,070
*	Wesdome Gold Mines Ltd.	561,007	9,970
*	ATS Corp.	302,119	9,802
	Linamar Corp.	144,822	9,690
*,1	Montage Gold Corp.	964,496	9,529
	Silvercorp Metals Inc.	785,811	9,447
*	Taseko Mines Ltd.	1,306,246	9,366
*	Seabridge Gold Inc.	333,933	9,320
*	NGEx Minerals Ltd.	501,463	9,277
*	ERO Copper Corp.	355,148	9,180
	EQB Inc.	98,592	8,948
*	Perpetua Resources Corp.	320,373	8,852
*	Aya Gold & Silver Inc.	511,736	8,846
	Aecon Group Inc.	235,313	8,655
*	Novagold Resources Inc.	1,036,736	8,396
	Headwater Exploration Inc.	819,474	8,096
	Freehold Royalties Ltd.	607,298	8,043
	Russel Metals Inc.	201,461	7,841
	BRP Inc.	138,811	7,768
	Exchange Income Corp.	102,785	7,571
	Boardwalk REIT	151,040	7,548
	Vermilion Energy Inc.	558,290	7,538
	Triple Flag Precious Metals Corp.	235,083	7,504
*	International Petroleum Corp.	262,824	7,426
	H&R REIT	943,436	7,425
	Parex Resources Inc.	349,654	7,367
*	Air Canada	535,695	7,355
	Strathcona Resources Ltd.	224,146	7,043
	North West Co. Inc.	174,365	6,531
	Sienna Senior Living Inc.	365,925	6,304
	Paramount Resources Ltd. Class A	278,417	6,301
	Brookfield Wealth Solutions Ltd.	138,636	6,261
	Badger Infrastructure Solutions Ltd.	126,557	6,121
	Primaris REIT	439,739	6,109
	TerraVest Industries Inc.	59,321	6,051
	Maple Leaf Foods Inc.	279,443	5,904
*	Southern Cross Gold Consolidated Ltd.	817,654	5,899
	Killam Apartment REIT	451,401	5,659
*	Trisura Group Ltd.	172,840	5,599
	Richelieu Hardware Ltd.	188,973	5,526
*	Bausch Health Cos. Inc.	957,190	5,489
	Altus Group Ltd.	156,614	5,207
*	NFI Group Inc.	323,499	5,182
	Crombie REIT	408,709	5,100
	Labrador Iron Ore Royalty Corp.	238,435	4,983
	InterRent REIT	511,537	4,971
	Birchcliff Energy Ltd.	1,028,789	4,870
6

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Allied Properties REIT	657,043	4,760
*	Advantage Energy Ltd.	617,269	4,694
*	Americas Gold & Silver Corp.	794,480	4,550
	Superior Plus Corp.	775,506	4,282
*	Vizsla Silver Corp.	1,260,539	4,278
	Pet Valu Holdings Ltd.	261,143	4,089
*	Lightspeed Commerce Inc.	439,927	4,077
[1]	CT REIT	287,824	3,712
	Westshore Terminals Investment Corp.	121,348	3,174
	Brookfield Business Corp. Class A	85,188	2,904
	Winpak Ltd.	97,916	2,895
	OR Royalties Inc. (XTSE)	65,199	2,406
	Enghouse Systems Ltd.	176,781	2,206
*	Canfor Corp.	207,570	1,849
	Cogeco Communications Inc.	39,108	1,812
	Cargojet Inc.	28,549	1,661
	Leon's Furniture Ltd.	78,843	1,524
	Transcontinental Inc. Class A	295,927	1,157
	Canada Packers Inc.	57,799	783
*	Lightspeed Commerce Inc. (XTSE)	14,700	136
			1,445,291
Chile (0.1%)
	Engie Energia Chile SA	1,582,836	3,026
	Inversiones La Construccion SA	115,434	2,691
	Salfacorp SA	1,577,029	2,439
	Empresa Nacional de Telecomunicaciones SA	521,333	2,063
	SMU SA	13,362,263	2,029
	Vina Concha y Toro SA	1,836,025	1,811
*	CAP SA	218,032	1,700
	Ripley Corp. SA	3,697,153	1,569
	Inversiones Aguas Metropolitanas SA	1,439,243	1,567
	SONDA SA	1,344,746	433
			19,328
China (7.0%)
*,1	XtalPi Holdings Ltd.	11,099,000	13,640
	Atour Lifestyle Holdings Ltd. ADR	251,498	9,617
*,1	Kingsoft Cloud Holdings Ltd.	9,078,275	9,154
	Dongyue Group Ltd.	5,508,000	9,071
	XD Inc.	1,011,000	8,130
*,1	Hesai Group	355,109	7,997
*,2	InnoCare Pharma Ltd. Class H	4,466,000	7,906
*,2	Keymed Biosciences Inc.	763,500	7,420
*,2	Mobvista Inc.	3,537,000	7,396
[1]	Harbin Electric Co. Ltd. Class H	2,447,813	7,309
	TCL Electronics Holdings Ltd.	3,664,122	7,081
*,1	WeRide Inc. ADR	880,258	6,796
*,1	Sunac China Holdings Ltd.	44,807,000	6,641
[1]	Wanguo Gold Group Ltd.	4,459,500	6,432
[1]	Lingbao Gold Group Co. Ltd. Class H	2,296,600	6,174
	Wasion Holdings Ltd.	1,672,000	5,798
*,2	Ascentage Pharma Group International	975,900	5,623
*,1	RoboSense Technology Co. Ltd.	1,279,900	5,488
*	Shanghai MicroPort MedBot Group Co. Ltd. Class H	1,349,500	5,385
*,1,2	CStone Pharmaceuticals	4,152,000	4,987
*,1	Phancy Group Co. Ltd. Class H	1,032,400	4,978
[2]	Simcere Pharmaceutical Group Ltd.	2,958,000	4,489
*,1	REPT BATTERO Energy Co. Ltd. Class H	1,949,600	4,418
*,1,2	Everest Medicines Ltd.	956,500	4,268
*,1	Black Sesame International Holding Ltd.	1,831,300	4,154
	Fufeng Group Ltd.	4,602,864	3,860
*,2	Evergrande Property Services Group Ltd.	19,553,500	3,814
*	Lifetech Scientific Corp.	13,742,058	3,807
*,1,2	CARsgen Therapeutics Holdings Ltd.	1,356,500	3,758
[1]	Shanghai Conant Optical Co. Ltd. Class H	620,700	3,738
	Shandong Hongqiao Aluminum Industry Holding Co. Ltd. Class A	972,000	3,569
[1]	Chinasoft International Ltd.	8,000,304	3,549
	Consun Pharmaceutical Group Ltd.	1,677,000	3,475
[2]	Genertec Universal Medical Group Co. Ltd.	4,642,309	3,447
*	FIH Mobile Ltd.	1,034,100	3,316
7

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Country Garden Holdings Co. Ltd.	88,579,000	3,309
*,1	WellCell Holdings Co. Ltd.	7,958,400	3,180
	CIMC Enric Holdings Ltd.	2,354,000	3,160
	Tuya Inc. ADR	1,350,348	3,106
	Lonking Holdings Ltd.	6,977,313	2,970
	Greentown Service Group Co. Ltd.	4,957,255	2,905
*,1	Shenzhen Dobot Corp. Ltd. Class H	702,200	2,867
	Tongguan Gold Group Ltd.	7,762,000	2,856
*	Abbisko Cayman Ltd.	1,689,000	2,812
*,1	Global New Material International Holdings Ltd.	2,571,000	2,782
*,2	Tuhu Car Inc.	1,619,700	2,761
	China Tobacco International HK Co. Ltd.	719,000	2,757
	Shoucheng Holdings Ltd.	13,097,246	2,724
	JinkoSolar Holding Co. Ltd. ADR	115,986	2,708
*,1,2	Jinxin Fertility Group Ltd.	8,726,000	2,675
	Hello Group Inc. ADR	427,454	2,667
*,1,2	Weimob Inc.	13,885,000	2,612
*	Newborn Town Inc.	2,210,685	2,607
*,1	Grand Pharmaceutical Group Ltd.	3,187,740	2,546
	China Water Affairs Group Ltd.	4,003,600	2,528
[1]	JF SmartInvest Holdings Ltd.	542,300	2,498
	Sihuan Pharmaceutical Holdings Group Ltd.	15,121,000	2,475
*	Suzhou Everbright Photonics Co. Ltd. Class A	47,359	2,454
*,1,2	China Youran Dairy Group Ltd.	4,855,000	2,388
[1,2]	Yixin Group Ltd.	9,812,000	2,382
*,2	Alphamab Oncology	1,783,000	2,370
	Jiangsu Etern Co. Ltd. Class A	377,800	2,361
	China Overseas Grand Oceans Group Ltd.	6,479,500	2,356
[1]	West China Cement Ltd.	7,251,200	2,347
[1]	Onewo Inc. Class H	1,078,900	2,336
	China Overseas Property Holdings Ltd.	4,565,000	2,325
	Advanced Fiber Resources Zhuhai Ltd. Class A	65,890	2,318
*	Chongqing Polycomp International Corp. Class A	973,200	2,299
*	Grace Fabric Technology Co. Ltd. Class A	129,500	2,289
	Sinofert Holdings Ltd.	11,406,000	2,283
	Delton Technology Guangzhou Inc. Class A	94,000	2,265
	Hubei Dinglong Co. Ltd. Class A	241,812	2,219
	Weilong Delicious Global Holdings Ltd.	1,779,800	2,165
*	Sunshine Lake Pharma Co. Ltd. Class H	407,008	2,141
	Bank of Chongqing Co. Ltd. Class H	2,012,843	2,140
	Anhui Tongguan Copper Foil Group Co. Ltd. Class A	183,300	2,129
[1]	Tiangong International Co. Ltd.	4,794,000	2,099
	Dajin Heavy Industry Co. Ltd. Class A	166,100	2,051
	Guocheng Mining Co. Ltd. Class A	269,575	2,033
	FinVolution Group ADR	406,774	2,018
	JNBY Design Ltd.	737,000	2,014
	China BlueChemical Ltd. Class H	5,726,000	1,976
*	Vnet Group Inc. ADR	236,445	1,965
	Anhui Yingliu Electromechanical Co. Ltd. Class A	174,400	1,942
	Poly Property Group Co. Ltd.	7,843,000	1,939
[1]	Gushengtang Holdings Ltd.	508,100	1,926
*,1	DPC Dash Ltd.	293,400	1,895
	Konfoong Materials International Co. Ltd. Class A	71,300	1,890
*,1,2	Hygeia Healthcare Holdings Co. Ltd. Class C	1,282,400	1,888
*,1,2	Yidu Tech Inc.	2,394,100	1,885
	Fulin Precision Co. Ltd. Class A	454,540	1,884
	China Datang Corp. Renewable Power Co. Ltd. Class H	9,615,000	1,874
	Tianneng Power International Ltd.	2,526,468	1,857
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	450,000	1,835
*	COFCO Joycome Foods Ltd.	10,430,000	1,834
*	Jiujiang Defu Technology Co. Ltd. Class A	164,700	1,830
	Kingsemi Co. Ltd. Class A	53,464	1,829
*	Sichuan Hongda Co. Ltd. Class A	680,300	1,816
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	175,700	1,810
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	34,887	1,795
	Beijing Sifang Automation Co. Ltd. Class A	215,000	1,775
	First Tractor Co. Ltd. Class H	1,504,954	1,773
	Shenzhen Honor Electronic Co. Ltd. Class A	28,800	1,730
*	Skyworth Group Ltd.	2,144,710	1,724
	Sichuan Expressway Co. Ltd. Class H	2,284,000	1,720
8

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	EHang Holdings Ltd. ADR	175,776	1,716
[2]	China East Education Holdings Ltd.	2,517,500	1,707
[1]	Shanghai Chicmax Cosmetic Co. Ltd. Class H	283,400	1,706
[1]	China Risun Group Ltd.	4,290,000	1,667
[2]	AK Medical Holdings Ltd.	2,054,000	1,660
*	Optowide Technologies Co. Ltd. Class A	33,832	1,659
[1,3]	Fu Shou Yuan International Group Ltd.	4,900,000	1,652
	Infore Environment Technology Group Co. Ltd. Class A	817,165	1,633
[1]	China Resources Beverage Holdings Co. Ltd.	1,465,800	1,632
*	JoulWatt Technology Co. Ltd. Class A	119,488	1,630
	Leader Harmonious Drive Systems Co. Ltd. Class A	48,971	1,620
	Q Technology Group Co. Ltd.	1,542,000	1,618
	Sinopec Kantons Holdings Ltd.	3,109,962	1,618
	Fujian Wanchen Food Group Co. Ltd. Class A	48,200	1,601
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	43,328	1,598
	Sichuan EM Technology Co. Ltd. Class A	271,599	1,569
*	Wuhan Jingce Electronic Group Co. Ltd. Class A	72,292	1,545
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	309,613	1,545
	Castech Inc. Class A	121,140	1,542
	Nanya New Material Technology Co. Ltd. Class A	59,946	1,542
	Puya Semiconductor Shanghai Co. Ltd. Class A	38,153	1,536
[1]	China Modern Dairy Holdings Ltd.	9,121,000	1,534
	CGN New Energy Holdings Co. Ltd.	4,542,720	1,526
	Zhejiang Yinlun Machinery Co. Ltd. Class A	223,500	1,520
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,306,495	1,509
*	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	341,705	1,508
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	157,200	1,507
	Ningbo Zhenyu Technology Co. Ltd. Class A	46,231	1,505
	Heibei Sinopack Electronic Technology Co. Ltd. Class A	82,730	1,503
[2]	Linklogis Inc. Class B	4,799,000	1,500
	L&K Engineering Suzhou Co. Ltd. Class A	54,200	1,500
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	78,886	1,491
	Qilu Bank Co. Ltd. Class A	1,558,027	1,458
	Health & Happiness H&H International Holdings Ltd.	793,500	1,454
	Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	40,662	1,448
	Olympic Circuit Technology Co. Ltd. Class A	185,400	1,444
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	190,358	1,441
	Zhejiang Sling Intelligent Drive Group Co. Ltd.	60,100	1,417
	Suzhou Kematek Inc. Class A	90,400	1,404
	TDG Holdings Co. Ltd. Class A	337,800	1,384
	Yuexiu Transport Infrastructure Ltd.	2,674,000	1,362
	Hangcha Group Co. Ltd. Class A	338,425	1,350
	Andon Health Co. Ltd. Class A	122,711	1,324
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	67,200	1,299
	HMT Xiamen New Technical Materials Co. Ltd. Class A	85,700	1,282
	China Shineway Pharmaceutical Group Ltd.	1,026,343	1,273
	Circuit Fabology Microelectronics Equipment Co. Ltd. Class A	33,355	1,273
	Red Avenue New Materials Group Co. Ltd. Class A	160,100	1,270
	China Foods Ltd.	2,666,000	1,265
*,1	Xinte Energy Co. Ltd. Class H	1,503,600	1,256
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	218,220	1,254
	Loncin Motor Co. Ltd. Class A	556,300	1,252
	Jiangxi Jovo Energy Co. Ltd. Class A	187,000	1,251
	Nantong Jianghai Capacitor Co. Ltd. Class A	220,300	1,245
	PAX Global Technology Ltd.	2,493,062	1,243
	Kehua Data Co. Ltd. Class A	137,900	1,243
*	Orbbec Inc. Class A	105,752	1,243
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	95,713	1,242
*	Hunan Silver Co. Ltd. Class A	725,300	1,238
	Goldenmax International Group Ltd. Class A	186,900	1,236
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	433,000	1,228
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	163,100	1,220
	Shaanxi Sirui Advanced Materials Co. Ltd. Class A	198,348	1,219
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	134,300	1,217
	T&S Communications Co. Ltd. Class A	60,700	1,214
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	2,382,200	1,213
*,1,2	Hangzhou SF Intra-City Industrial Co. Ltd. Class H	905,200	1,213
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	323,975	1,203
	Western Metal Materials Co. Ltd. Class A	128,400	1,203
*	Suzhou Tianmai Thermal Technology Co. Ltd. Class A	29,200	1,199
9

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	Xinyi Energy Holdings Ltd.	7,856,000	1,197
*,1,2	Ocumension Therapeutics	1,254,000	1,192
*	China First Heavy Industries Co. Ltd. Class A	1,783,090	1,189
	Linktel Technologies Co. Ltd. Class A	34,200	1,189
	China Hainan Rubber Industry Group Co. Ltd. Class A	1,116,300	1,178
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	1,866,362	1,177
	Henan Pinggao Electric Co. Ltd. Class A	363,900	1,176
[1]	China Resources Medical Holdings Co. Ltd.	3,222,291	1,176
*	Henan Zhongfu Industry Co. Ltd. Class A	1,030,200	1,175
[1,2]	Asiainfo Technologies Ltd.	1,632,400	1,174
	K Wah International Holdings Ltd.	4,011,398	1,172
*	China Education Group Holdings Ltd.	3,928,000	1,167
	Wuhan Dameng Database Co. Ltd. Class A	29,719	1,156
	Western Region Gold Co. Ltd. Class A	240,067	1,154
	Xiamen Changelight Co. Ltd. Class A	236,400	1,153
*	Youdao Inc. ADR	98,155	1,152
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	246,004	1,143
	Qingdao East Steel Tower Stock Co. Ltd. Class A	322,800	1,138
	Digital China Group Co. Ltd. Class A	204,200	1,135
	Espressif Systems Shanghai Co. Ltd. Class A	44,476	1,129
	Wuhan DR Laser Technology Corp. Ltd. Class A	73,224	1,126
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	80,750	1,124
*	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	254,066	1,122
	Changshu Tianyin Electromechanical Co. Ltd. Class A	111,500	1,120
[1,2]	Maoyan Entertainment	1,445,200	1,108
	Guangdong Hongda Holdings Group Co. Ltd. Class A	207,074	1,105
	GCL Energy Technology Co. Ltd. Class A	422,400	1,101
*	Yanlord Land Group Ltd.	2,002,687	1,097
*	Bohai Leasing Co. Ltd. Class A	1,590,100	1,093
	North Copper Co. Ltd. Class A	514,200	1,091
	Zhejiang Taotao Vehicles Co. Ltd. Class A	27,400	1,088
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	492,400	1,086
	Luster LightTech Co. Ltd. Class A	124,350	1,085
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	70,838	1,083
	Ming Yuan Cloud Group Holdings Ltd.	4,005,000	1,079
	Intsig Information Co. Ltd. Class A	53,265	1,079
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	65,907	1,078
	Tong Ren Tang Technologies Co. Ltd. Class H	2,186,516	1,076
*	Sohu.com Ltd. ADR	69,858	1,076
*	Jushri Technologies Inc. Class A	168,100	1,073
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	559,000	1,071
	Jiangsu Leadmicro Nano Technology Co. Ltd. Class A	91,386	1,070
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	243,800	1,068
	Shanghai AtHub Co. Ltd. Class A	195,445	1,064
	POCO Holding Co. Ltd. Class A	74,200	1,060
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	80,403	1,052
	Sinomach Precision Industry Group Co. Ltd. Class A	136,874	1,051
*	Sigmastar Technology Ltd. Class A	86,500	1,050
	Shenzhen Sunlord Electronics Co. Ltd. Class A	208,970	1,044
	Guangdong Aofei Data Technology Co. Ltd. Class A	281,131	1,034
*	Shenzhen SEICHI Technologies Co. Ltd. Class A	23,828	1,034
	Beibuwan Port Co. Ltd. Class A	609,819	1,033
	Shanghai Vital Microtech Co. Ltd. Class A	252,900	1,026
	SSY Group Ltd.	3,477,324	1,024
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	122,850	1,022
[1]	Tianli International Holdings Ltd.	4,840,202	1,015
*	Mloptic Corp. Class A	14,377	1,004
*,1	Shenzhen Investment Ltd.	9,528,000	1,001
	Grandblue Environment Co. Ltd. Class A	211,772	994
	Tibet Urban Development & Investment Co. Ltd. Class A	247,727	992
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	231,214	988
	Hubei Zhenhua Chemical Co. Ltd. Class A	189,100	980
	Sinotruk Jinan Truck Co. Ltd. Class A	305,139	978
	Zhejiang XCC Group Co. Ltd. Class A	98,400	967
	Xi'an Bright Laser Technologies Co. Ltd. Class A	74,925	965
	Shui On Land Ltd.	14,178,000	963
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,402,300	962
	Shengda Resources Co. Ltd. Class A	178,300	962
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	205,800	960
	BrightGene Bio-Medical Technology Co. Ltd. Class A	103,375	958
10

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Shanghai Huace Navigation Technology Ltd. Class A	203,904	949
	INESA Intelligent Tech Inc. Class A	295,000	945
	Tibet Huayu Mining Co. Ltd. Class A	224,000	945
	Changzhou Fusion New Material Co. Ltd. Class A	62,334	944
	Jinko Power Technology Co. Ltd. Class A	986,700	941
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	260,600	939
*	Gaotu Techedu Inc. ADR	501,598	938
	Chengdu Hi-tech Development Co. Ltd. Class A	96,000	934
	Zhende Medical Co. Ltd. Class A	69,100	933
*,1,2	Haichang Ocean Park Holdings Ltd.	16,767,000	929
	Grinm Advanced Materials Co. Ltd. Class A	228,900	923
	Moon Environment Technology Co. Ltd. Class A	250,510	920
	NetDragon Websoft Holdings Ltd.	829,090	917
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	852,152	913
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	64,180	913
	Beijing Teamsun Technology Co. Ltd. Class A	281,800	912
[2]	A-Living Smart City Services Co. Ltd. Class H	3,264,040	903
	China Railway Construction Heavy Industry Corp. Ltd. Class A	1,295,882	900
	SPIC Green Energy Co. Ltd. Class A	940,964	899
	Jiangsu Azure Corp. Class A	295,900	899
	Xiamen Amoytop Biotech Co. Ltd. Class A	105,111	897
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	714,354	897
	Essence Fastening Systems Shanghai Co. Ltd. Class A	34,600	892
*	Henan Yuneng Holdings Co. Ltd. Class A	394,700	885
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	147,458	878
*	Beijing BDStar Navigation Co. Ltd. Class A	145,973	877
	Hangzhou Zhongheng Electric Co. Ltd. Class A	145,500	876
*	COL Group Co. Ltd. Class A	205,700	873
	Fujian Longking Co. Ltd. Class A	318,700	871
	Advanced Technology & Materials Co. Ltd. Class A	275,500	869
*	DingDong Cayman Ltd. ADR	335,519	869
	Shanghai Zhonggu Logistics Co. Ltd. Class A	542,492	862
	China Coal Xinji Energy Co. Ltd. Class A	656,210	861
	Yuexiu REIT	9,327,013	860
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	69,300	860
*,1,2	JS Global Lifestyle Co. Ltd.	3,907,500	859
	Tongyu Communication Inc. Class A	133,530	856
	China Wafer Level CSP Co. Ltd. Class A	186,720	856
	Changzheng Engineering Technology Co. Ltd. Class A	132,800	856
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	67,900	855
	Shenzhen Hopewind Electric Co. Ltd. Class A	131,994	853
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	120,900	852
*,2	Bairong Inc.	948,500	852
	Hand Enterprise Solutions Co. Ltd. Class A	289,700	848
	Henan Mingtai Al Industrial Co. Ltd. Class A	324,996	848
	Guizhou Chanhen Chemical Corp. Class A	157,700	847
	Wuxi Taiji Industry Ltd. Co. Class A	594,168	845
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	110,520	842
	Tibet Mineral Development Co. Ltd. Class A	147,100	840
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	165,000	840
	Shenzhen FRD Science & Technology Co. Ltd. Class A	158,243	836
	Zhejiang Changsheng Sliding Bearings Co. Ltd. Class A	80,600	835
	Beijing GeoEnviron Engineering & Technology Inc. Class A	389,926	834
*	Nanjing Tanker Corp. Class A	1,269,168	832
*	Shenzhen CECport Technologies Co. Ltd. Class A	212,400	832
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	328,100	831
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	110,833	830
*	Holitech Technology Co. Ltd. Class A	1,923,100	827
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	76,798	827
*	Risen Energy Co. Ltd. Class A	315,900	825
	Sichuan Development Lomon Co. Ltd. Class A	512,200	823
	Guangdong Provincial Expressway Development Co. Ltd. Class A	446,259	822
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	52,689	819
*	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	110,282	817
	Shanghai Belling Co. Ltd. Class A	192,900	815
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	516,800	813
	Hebei Huatong Wires & Cables Group Co. Ltd. Class A	129,300	812
*	Forehope Electronic Ningbo Co. Ltd. Class A	111,600	810
	Sineng Electric Co. Ltd. Class A	145,145	809
*	Vantone Neo Development Group Co. Ltd. Class A	487,400	808
11

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Anhui XDLK Microsystem Corp. Ltd. Class A	108,269	808
	Quectel Wireless Solutions Co. Ltd. Class A	75,813	806
	Easy Click Worldwide Network Technology Co. Ltd. Class A	163,800	806
	Ningbo Huaxiang Electronic Co. Ltd. Class A	209,500	803
	NBTM New Materials Group Co. Ltd. Class A	160,000	801
	Guangdong Dowstone Technology Co. Ltd. Class A	200,900	797
	Giantec Semiconductor Corp. Class A	43,091	790
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	309,143	789
*	Tongding Interconnection Information Co. Ltd. Class A	337,600	785
*	Sichuan Hexie Shuangma Co. Ltd. Class A	199,500	782
	State Grid Information & Communication Co. Ltd. Class A	311,000	782
*	CETC Chips Technology Inc. Class A	322,900	780
*	Shanghai DZH Ltd. Class A	515,800	778
	Hydsoft Technology Co. Ltd. Class A	103,800	778
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	516,904	776
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	70,399	774
	Xiamen Bank Co. Ltd. Class A	684,010	772
*	Geo-Jade Petroleum Corp. Class A	1,126,500	772
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	217,997	770
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	199,300	770
	Fortior Technology Shenzhen Co. Ltd. Class A	26,422	769
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	145,700	768
	Electric Connector Technology Co. Ltd. Class A	116,200	767
	FSPG Hi-Tech Co. Ltd. Class A	249,700	767
	Zhejiang Orient Holdings Group Co. Ltd. Class A	925,405	762
*	ApicHope Pharmaceutical Group Co. Ltd.	125,200	761
*,1	Qunabox Group Ltd.	396,600	760
	Shandong Dongyue Silicone Material Co. Ltd. Class A	337,900	754
	Shanghai Shunho New Materials Technology Co. Ltd. Class A	270,200	754
	Guangzhou Haozhi Industrial Co. Ltd. Class A	81,300	753
	Zhejiang Zhaolong Interconnect Technology Co. Ltd. Class A	96,940	751
	INESA Intelligent Tech Inc. Class B	1,060,506	749
	Bank of Chongqing Co. Ltd. Class A	483,639	743
*	BOE HC SemiTek Corp.	417,000	742
	Arcplus Group plc Class A	245,673	742
	PhiChem Corp. Class A	165,100	740
	Hubei Yihua Chemical Industry Co. Ltd. Class A	297,100	738
*	Jiangsu Lopal Tech Group Co. Ltd. Class A	149,692	735
*	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	440,000	733
*	Hybio Pharmaceutical Co. Ltd. Class A	240,100	733
	China Petroleum Engineering Corp. Class A	1,228,366	733
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	301,500	731
	COFCO Capital Holdings Co. Ltd. Class A	484,600	729
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	400,400	726
	Arcsoft Corp. Ltd. Class A	115,427	724
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	259,100	724
	Jiangsu Leili Motor Co. Ltd. Class A	115,400	723
	Sinofibers Technology Co. Ltd. Class A	132,900	722
	Jiangsu Lihua Foods Group Co. Ltd.	216,240	720
[2]	Sunac Services Holdings Ltd.	5,345,000	720
	Chengdu Wintrue Holding Co. Ltd. Class A	318,900	720
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	423,142	720
	Zhuhai CosMX Battery Co. Ltd. Class A	293,387	719
	Servyou Software Group Co. Ltd. Class A	87,900	718
*	Estun Automation Co. Ltd. Class A (XSEC)	223,000	717
	Zhejiang Dongri Class A	109,360	717
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	741,880	716
	Shenzhen Yinghe Technology Co. Ltd. Class A	167,496	716
	Jack Technology Co. Ltd. Class A	123,500	716
	Ferrotec Anhui Technology Development Co. Ltd. Class A (XSEC)	112,800	716
*	Tonze New Energy Technology Co. Ltd. Class A	127,700	716
	Guangdong Mingyang Electric Co. Ltd. Class A	82,100	714
*	Nuode New Materials Co. Ltd. Class A	449,292	711
	Hangzhou Cable Co. Ltd. Class A	170,900	711
	Hainan Strait Shipping Co. Ltd. Class A	566,250	705
	Shanghai Huafon Aluminium Corp. Class A	257,800	701
	China Yongda Automobiles Services Holdings Ltd.	5,320,500	693
	Kunshan Dongwei Technology Co. Ltd. Class A	76,919	692
	Dongfang Electronics Co. Ltd. Class A	360,600	691
*	Pengxin International Mining Co. Ltd. Class A	571,000	691
12

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Henan Yuguang Gold & Lead Co. Ltd. Class A	317,600	690
	Shuanglin Co. Ltd. Class A	163,280	686
*	Jianshe Industry Group Yunnan Co. Ltd. Class A	207,500	685
	CETC Potevio Science&Technology Co. Ltd. Class A	182,452	683
	Qingdao Sentury Tire Co. Ltd. Class A	270,022	682
	Shantui Construction Machinery Co. Ltd. Class A	389,500	681
	Fibocom Wireless Inc. Class A	205,395	679
	Semitronix Corp. Class A	55,200	678
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	1,092,600	677
	IKD Co. Ltd. Class A	271,200	677
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	345,300	677
	BOE Varitronix Ltd.	1,237,065	676
*	Antong Holdings Co. Ltd. Class A	1,093,348	676
	DBG Technology Co. Ltd. Class A	219,560	674
*	Wuhan P&S Information Technology Co. Ltd. Class A	339,500	670
	Zhuhai Bojay Electronics Co. Ltd. Class A	41,200	668
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	325,700	667
	Guangdong Advertising Group Co. Ltd. Class A	506,400	667
*	Tinergy Chemical Co. Ltd. Class A	986,447	663
*	TRS Information Technology Corp. Ltd. Class A	252,100	663
	Jiayou International Logistics Co. Ltd. Class A	355,280	663
*	Jiangsu HSC New Energy Materials Co. Ltd. Class A	40,893	660
*	SPIC Hydropower Co. Ltd. Class A	293,000	658
	Xi'an Triangle Defense Co. Ltd. Class A	150,220	657
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	263,300	656
	Dalian Bio-Chem Co. Ltd. Class A	197,200	656
	Jiaze Renewables Co. Ltd.	792,100	655
*	Datang Huayin Electric Power Co. Ltd. Class A	522,100	653
	Jinhong Gas Co. Ltd. Class A	127,291	653
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	208,196	651
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	350,171	644
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	90,000	644
	China Oriental Group Co. Ltd.	3,894,000	642
	Gaona Aero Material Co. Ltd. Class A	222,806	642
*	Zhewen Interactive Group Co. Ltd. Class A	435,800	642
	Innovation New Material Technology Co. Ltd. Class A	976,600	642
*	Hwa Create Co. Ltd. Class A	194,600	641
	Beijing Haohua Energy Resource Co. Ltd. Class A	374,500	641
*	Shanghai Feilo Acoustics Co. Ltd. Class A	634,700	641
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	236,900	639
	China Railway Materials Co. Ltd. Class A	1,549,096	638
[2]	Zhou Hei Ya International Holdings Co. Ltd.	3,389,000	637
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	655,800	635
	Suzhou Secote Precision Electronic Co. Ltd. Class A	79,783	635
	China Lilang Ltd.	1,291,000	633
	Toread Holdings Group Co. Ltd. Class A	258,200	632
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	115,800	632
*	Shanghai Longcheer Technology Co. Ltd.	116,700	631
	Ningbo Jintian Copper Group Co. Ltd. Class A	423,100	631
	Sino-Platinum Metals Co. Ltd. Class A	212,763	629
*	Shenyang Machine Tool Co. Ltd. Class A	693,300	628
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	191,300	628
	China Tianying Inc. Class A	653,200	626
	Shanghai Beite Technology Co. Ltd. Class A	92,300	626
	Wuhu Token Science Co. Ltd. Class A	645,910	622
	Eastern Communications Co. Ltd. Class A	253,900	621
*	Roshow Technology Co. Ltd. Class A	549,600	620
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	383,952	619
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	109,523	619
	Fujian Star-net Communication Co. Ltd. Class A	158,700	618
	Shanghai Pret Composites Co. Ltd. Class A	287,564	618
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	343,592	616
*	Bestway Marine & Energy Technology Co. Ltd. Class A	511,400	613
	Ningbo Boway Alloy Material Co. Ltd. Class A	238,100	613
*	Beijing Relpow Technology Co. Ltd. Class A	145,688	612
	Anhui Heli Co. Ltd. Class A	231,000	611
	Jiangsu ToLand Alloy Co. Ltd. Class A	105,790	610
	Sumec Corp. Ltd. Class A	339,900	610
	Henan Liliang Diamond Co. Ltd. Class A	76,600	609
	Triumph Science & Technology Co. Ltd. Class A	266,500	609
13

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Yeahka Ltd.	762,400	607
	Yankershop Food Co. Ltd. Class A	70,550	607
*	Shenzhen Forms Syntron Information Co. Ltd. CVR Class A	145,200	607
	Suzhou Veichi Electric Co. Ltd. Class A	59,949	605
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	903,300	604
	NYOCOR Co. Ltd. Class A	527,000	603
*	RongFa Nuclear Equipment Co. Ltd. Class A	546,900	602
*	Jiangsu Huahong Technology Stock Co. Ltd. Class A	159,000	601
*	Transwarp Technology Shanghai Co. Ltd. Class A	30,980	601
	Keli Sensing Technology Ningbo Co. Ltd. Class A	72,800	601
*	Hymson Laser Technology Group Co. Ltd. Class A	69,664	600
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	54,355	599
	Baowu Magnesium Technology Co. Ltd. Class A	258,800	598
	Foryou Corp. Class A	135,200	598
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	121,000	598
*	Nsing Technologies Inc. Class A	176,100	597
	Guodian Nanjing Automation Co. Ltd. Class A	271,040	597
	China Kings Resources Group Co. Ltd. Class A	220,935	596
	Chengzhi Co. Ltd. Class A	321,800	594
	Yusys Technologies Co. Ltd. Class A	206,880	592
	Hanwei Electronics Group Corp. Class A	93,600	592
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	238,900	592
*	Chengdu Sino Microelectronics Technology Co. Ltd. Class A	106,180	591
*	Guangdong Topstar Technology Co. Ltd. Class A	137,300	590
*	Shandong Iron & Steel Co. Ltd. Class A	2,787,248	588
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	328,700	586
*,2	AInnovation Technology Group Co. Ltd. Class H	1,211,000	586
	Huangshan Tourism Development Co. Ltd. Class B	827,465	584
*	Toyou Feiji Electronics Co. Ltd. Class A	141,000	583
	Focus Technology Co. Ltd. Class A	130,260	583
	Huada Automotive Technology Corp. Ltd. Class A	127,200	583
	MLS Co. Ltd. Class A	416,000	580
	Zhejiang Zhongjian Technology Co. Ltd. Class A	49,200	580
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	231,700	579
*	InventisBio Co. Ltd. Class A	168,739	579
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	142,400	578
*	C*Core Technology Co. Ltd. Class A	99,932	575
*,1	Fenbi Ltd.	5,195,500	573
	Shanghai Chinafortune Co. Ltd. Class A	274,730	571
	China Resources Jiangzhong Pharmaceutical Co. Ltd. Class A	162,900	571
*	Greatoo Intelligent Equipment Inc. Class A	679,500	570
	Lianhe Chemical Technology Co. Ltd. Class A	234,200	568
	Sichuan Jiuzhou Electric Co. Ltd. Class A	302,600	568
	Zhejiang Wanma Co. Ltd. Class A	298,700	567
	China National Gold Group Gold Jewellery Co. Ltd. Class A	432,000	567
	China Automotive Engineering Research Institute Co. Ltd. Class A	238,700	565
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	275,600	563
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	178,795	562
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	24,684	561
	Xinxiang Richful Lube Additive Co. Ltd. Class A	82,100	561
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	544,700	561
	Jiangsu Guotai International Group Co. Ltd. Class A	424,100	558
*	Shenzhen Mason Technologies Co. Ltd. Class A	260,300	558
	Primarius Technologies Co. Ltd. Class A	111,452	557
*	Fujian Snowman Group Co. Ltd. Class A	212,900	556
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	210,600	555
[1]	Zhongyu Energy Holdings Ltd.	1,594,000	555
	CETC Digital Technology Co. Ltd. Class A	194,950	555
*	Tellhow Sci-Tech Co. Ltd. Class A	240,000	555
	Xinhuanet Co. Ltd. Class A	187,140	553
	Hangzhou EZVIZ Network Co. Ltd. Class A	120,444	553
	Ningbo Yunsheng Co. Ltd. Class A	282,300	552
	Zhejiang Jingu Co. Ltd. Class A	301,700	551
	Shenzhen Bluetrum Technology Co. Ltd. Class A	33,032	551
*	Xinxiang Chemical Fiber Co. Ltd. Class A	463,800	550
	Gansu Energy Chemical Co. Ltd. Class A	1,301,100	549
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	544,600	548
	Chow Tai Seng Jewellery Co. Ltd. Class A	281,550	547
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	211,700	547
*	Sinocelltech Group Ltd. Class A	90,354	547
14

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	147,100	545
*	Zotye Automobile Co. Ltd. Class A	1,472,800	544
	Guangdong Construction Engineering Group Co. Ltd. Class A	981,600	542
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	102,899	542
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	121,800	541
	Shandong Dawn Polymer Co. Ltd. Class A	122,600	541
	Nanjing Gaoke Co. Ltd. Class A	459,000	540
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	684,256	539
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	192,600	538
*	North Electro-Optic Co. Ltd. Class A	167,500	537
	Wuxi Paike New Materials Technology Co. Ltd. Class A	34,100	536
*	Shanghai Anlogic Infotech Co. Ltd. Class A	108,476	536
	Kidswant Children Products Co. Ltd. Class A	411,600	535
	Shanghai Highly Group Co. Ltd. Class A	202,500	533
*	Sino GeoPhysical Co. Ltd. Class A	83,000	531
*	Wondershare Technology Group Co. Ltd. Class A	56,405	530
	Weaver Network Technology Co. Ltd. Class A	78,600	527
	Hexing Electrical Co. Ltd. Class A	124,862	526
	Huaming Power Equipment Co. Ltd. Class A	146,100	526
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	407,328	523
*	Zhuhai Zhumian Group Co. Ltd.	600,535	523
	Norinco International Cooperation Ltd. Class A	277,960	522
	Wasu Media Holding Co. Ltd. Class A	477,797	519
	Anhui Guangxin Agrochemical Co. Ltd. Class A	238,576	519
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	56,600	519
	Citic Offshore Helicopter Co. Ltd. Class A	199,800	519
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	384,500	518
*	Xinjiang Xintai Natural Gas Co. Ltd. Class A	112,000	518
*	Hainan Haide Capital Management Co. Ltd. Class A	529,598	517
	Gansu Shangfeng Cement Co. Ltd. Class A	250,820	516
	Streamax Technology Co. Ltd. Class A	50,300	516
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	126,500	514
	China Bester Group Telecom Co. Ltd. Class A	123,400	513
	XGD Inc. Class A	157,500	512
	Shenzhen Microgate Technology Co. Ltd. Class A	279,100	511
	Guobang Pharma Ltd. Class A	145,598	510
*	Jinzhou Yongshan Lithium Co. Ltd. Class A	178,500	510
*	Hefei Chipmore Technology Co. Ltd. Class A	266,985	510
	China Science Publishing & Media Ltd. Class A	136,800	509
	Sunstone Development Co. Ltd. Class A	138,600	508
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	68,500	508
	Jiangxi Hongcheng Environment Co. Ltd. Class A	337,800	508
	Fangda Special Steel Technology Co. Ltd. Class A	594,088	507
*	Hsino Tower Group Co. Ltd. Class A	621,800	507
	Sino Wealth Electronic Ltd. Class A	125,429	505
	Tongyu Heavy Industry Co. Ltd. Class A	1,084,700	505
	Shenzhen Topband Co. Ltd. Class A	321,500	505
	Lingyun Industrial Corp. Ltd. Class A	340,910	505
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	257,700	502
	CIMC Vehicles Group Co. Ltd. Class A	383,400	502
*	Henan Huanghe Whirlwind Co. Ltd. Class A	405,300	502
	Central China Land Media Co. Ltd. Class A	254,200	500
*	AECC Aero Science & Technology Co. Ltd. Class A	91,700	500
	LexinFintech Holdings Ltd. ADR	236,059	498
*	Merit Interactive Co. Ltd. Class A	116,100	498
	Willfar Information Technology Co. Ltd. Class A	90,713	498
	China CAMC Engineering Co. Ltd. Class A	334,900	497
	Ningbo Yongxin Optics Co. Ltd. Class A	29,400	496
	Zhongmin Energy Co. Ltd. Class A	547,500	496
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	343,300	496
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	967,550	493
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	350,010	492
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	83,160	492
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	857,270	491
	Windey Energy Technology Group Co. Ltd. Class A	206,132	490
	Bank of Lanzhou Co. Ltd. Class A	1,500,470	490
	Gansu Qilianshan Cement Group Co. Ltd. Class A	500,696	489
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	305,400	489
	Beijing Balance Medical Technology Co. Ltd. Class A	34,321	487
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	126,800	486
15

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	China Sports Industry Group Co. Ltd. Class A	278,900	485
	Wuxi Rural Commercial Bank Co. Ltd. Class A	577,100	484
	Northking Information Technology Co. Ltd. Class A	219,700	484
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	271,500	483
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	104,853	483
	Henan Lingrui Pharmaceutical Co. Class A	147,200	482
	Stanley Agricultural Group Co. Ltd. Class A	300,200	481
	Bros Eastern Co. Ltd. Class A	352,800	480
	Mehow Innovative Ltd. Class A	122,180	480
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	112,815	479
*	Naruida Technology Co. Ltd. Class A	93,394	479
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	220,699	478
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	31,882	478
	Xinjiang Joinworld Co. Ltd. Class A	376,500	478
	Befar Group Co. Ltd. Class A	609,400	478
*	Beijing Capital Development Co. Ltd. Class A	715,000	477
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	277,700	477
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	148,900	475
*	Sichuan Haite High-tech Co. Ltd. Class A	256,300	474
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	287,410	472
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	258,800	472
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	390,100	471
	Shenzhen Center Power Tech Co. Ltd. Class A	115,500	470
	Longhua Technology Group Luoyang Co. Ltd. Class A	302,500	470
*	Bringspring Science & Technology Co. Ltd. Class A	201,800	470
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	235,828	469
*	Tibet Tianlu Co. Ltd. Class A	339,900	468
	Tayho Advanced Materials Group Co. Ltd. Class A	281,400	468
	Jiangxi Ganneng Co. Ltd. Class A	254,624	467
	Digiwin Co. Ltd.	81,300	467
*	B-Soft Co. Ltd. Class A	718,030	465
	IReader Technology Co. Ltd. Class A	126,500	465
*	Visionox Technology Inc. Class A	390,300	464
	DeHua TB New Decoration Materials Co. Ltd. Class A	213,400	464
	Xiamen King Long Motor Group Co. Ltd. Class A	203,300	464
	Qianhe Condiment & Food Co. Ltd. Class A	345,594	463
	New Guomai Digital Culture Co. Ltd. Class A	254,300	463
	Hangzhou Dptech Technologies Co. Ltd. Class A	182,600	462
	Beijing Dahao Technology Corp. Ltd. Class A	191,620	462
	Guangdong Taienkang Pharmaceutical Co. Ltd. Class A	109,200	462
*	Hainan Meilan International Airport Co. Ltd. Class H	588,000	461
	MotoMotion China Corp. Class A	50,500	461
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	387,810	460
	Sichuan Injet Electric Co. Ltd. Class A	63,400	460
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	120,900	460
*,3	Beijing VRV Software Corp. Ltd. Class A	433,700	459
[1]	Chervon Holdings Ltd.	220,800	459
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	369,200	458
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	137,000	458
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	146,860	458
	Sanquan Food Co. Ltd. Class A	217,074	457
	PNC Process Systems Co. Ltd. Class A	124,740	457
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	109,340	457
*	Minmetals Development Co. Ltd. Class A	278,946	457
*	TPV Technology Co. Ltd. Class A	1,168,800	455
	YGSOFT Inc. Class A	491,242	454
	Shanghai Runda Medical Technology Co. Ltd. Class A	230,100	454
	Chengdu CORPRO Technology Co. Ltd. Class A	157,600	454
	Shenzhen Desay Battery Technology Co. Class A	105,425	451
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	158,300	451
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	364,200	451
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	245,100	448
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	298,700	446
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	302,956	444
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	96,833	443
	263 Network Communication Co. Ltd. Class A	441,500	442
*,3	Doushen Beijing Education & Technology Inc. Class A	589,600	442
*	CITIC Guoan Information Industry Co. Ltd. Class A	1,013,000	442
*	PCI Technology Group Co. Ltd. Class A	563,100	442
*	Hangjin Technology Co. Ltd. Class A	196,403	441
16

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Chongqing Iron & Steel Co. Ltd. Class A	2,149,667	441
*	Shanghai Milkground Food Tech Co. Ltd. Class A	145,600	441
*	Sanwei Holding Group Co. Ltd. Class A	267,026	440
*	Insigma Technology Co. Ltd. Class A	340,600	439
	Biem.L.Fdlkk Garment Co. Ltd. Class A	147,480	438
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	259,100	437
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	166,700	436
*	Shenzhen Gongjin Electronics Co. Ltd. Class A	202,100	434
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	113,800	434
*	Xian International Medical Investment Co. Ltd. Class A	644,271	434
*	Chengdu ALD Aviation Manufacturing Corp. Class A	75,454	434
*	SanFeng Intelligent Equipment Group Co. Ltd. Class A	430,200	433
*	COFCO Biotechnology Co. Ltd. Class A	485,623	432
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	644,700	432
*	Shenzhen Clou Electronics Co. Ltd. Class A	422,700	432
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	53,162	432
	Black Peony Group Co. Ltd. Class A	265,440	431
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	360,000	431
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	263,400	430
	Ningbo TIP Rubber Technology Co. Ltd. Class A	28,700	430
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	517,480	428
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	225,800	428
	Huadian Heavy Industries Co. Ltd. Class A	327,800	427
	Zhuzhou Times New Material Technology Co. Ltd. Class A	241,800	426
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	356,200	426
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	59,314	426
	Fujian Qingshan Paper Industry Co. Ltd. Class A	652,300	425
	Fujian Expressway Development Co. Ltd. Class A	796,300	425
*	Hesai Group ADR	18,743	425
	Xiamen Xiangyu Co. Ltd. Class A (XSHG)	399,900	423
	Fujian Dongbai Group Co. Ltd. Class A	253,400	423
*	Beijing Haixin Energy Technology Co. Ltd. Class A	628,100	422
	HBIS Resources Co. Ltd. Class A	170,300	422
	Chengdu RML Technology Co. Ltd. Class A	72,273	421
	Explosive Co. Ltd. Class A	263,800	421
	Jiangsu Amer New Material Co. Ltd. Class A	213,500	420
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	221,000	420
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	219,800	419
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	98,640	419
	Southern Publishing & Media Co. Ltd. Class A	228,400	419
	Yantai China Pet Foods Co. Ltd. Class A	84,900	419
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	539,343	418
	Xianhe Co. Ltd. Class A	129,400	417
	Shenzhen Noposin Crop Science Co. Ltd. Class A	260,100	417
	Eastcompeace Technology Co. Ltd. Class A	149,000	416
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	401,540	416
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	348,700	416
	Hongrun Construction Group Co. Ltd. Class A	318,600	415
	Huatu Cendes Co. Ltd. Class A	56,940	415
	Shenzhen Sunline Tech Co. Ltd. Class A	238,800	414
	Arctech Solar Holding Co. Ltd. Class A	69,438	414
*	Jishi Media Co. Ltd. Class A	968,400	414
	Beijing Lier High-temperature Materials Co. Ltd. Class A	306,100	414
*	Genimous Technology Co. Ltd. Class A	380,800	413
	Wuxi Boton Technology Co. Ltd. Class A	121,500	413
	Jangho Group Co. Ltd. Class A	293,800	413
	Sunvim Group Co. Ltd. Class A	249,900	413
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	46,706	412
	Aotecar New Energy Technology Co. Ltd. Class A	966,600	411
	CQ Pharmaceutical Holding Co. Ltd. Class A	480,600	409
*	China Express Airlines Co. Ltd. Class A	351,200	409
	Jinlongyu Group Co. Ltd. Class A	102,900	409
	Luoniushan Co. Ltd. Class A	423,001	408
	Wuhan East Lake High Technology Group Co. Ltd. Class A	309,700	408
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	397,200	407
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	299,800	405
*	Huafu Fashion Co. Ltd. Class A	558,700	404
	Zhejiang Communications Technology Co. Ltd. Class A	708,220	404
	Jade Bird Integrated Technologies Co. Ltd. Class A	227,560	404
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	274,300	403
17

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	180,700	403
	Sonoscape Medical Corp. Class A	112,400	402
	Sunward Intelligent Equipment Co. Ltd. Class A	275,600	401
	Shenzhen Leaguer Co. Ltd. Class A	320,400	401
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	329,600	401
	Chongqing Chuanyi Automation Co. Ltd. Class A	140,140	401
*	Beijing eGOVA Co. Ltd. Class A	205,073	400
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	521,898	400
	Shanghai Yaoji Technology Co. Ltd. Class A	132,800	399
	Anhui Jinhe Industrial Co. Ltd. Class A	116,500	399
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	91,627	399
	Innuovo Technology Co. Ltd. Class A	293,400	398
*	Guangdong TCL Smart Home Appliances Co. Ltd.	284,300	398
*	Archermind Technology Co. Ltd. Class A	73,930	397
	Telling Telecommunication Holding Co. Ltd. Class A	230,600	396
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	616,700	396
*	China Union Holdings Ltd. Class A	481,700	395
	Jiangsu Guomao Reducer Co. Ltd. Class A	170,979	395
*	Suzhou Jinfu Technology Co. Ltd. Class A	416,000	395
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	108,900	395
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	368,622	394
	Shenzhen Xinyichang Technology Co. Ltd. Class A	26,480	394
*	Yibin Tianyuan Group Co. Ltd. Class A	383,450	393
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	153,100	393
	Lier Chemical Co. Ltd. Class A	206,880	392
*	Shenzhen Baoming Technology Co. Ltd. Class A	50,900	392
	Guangdong Tapai Group Co. Ltd. Class A	311,100	391
	Guangzhou Zhiguang Electric Co. Ltd. Class A	202,900	391
	Jinlei Technology Co. Ltd. Class A	87,900	391
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	525,900	391
	Jiangxi Ganyue Expressway Co. Ltd. Class A	602,200	391
	Jiangsu Yunyi Electric Co. Ltd. Class A	224,400	391
	Changjiang Publishing & Media Co. Ltd. Class A	309,100	390
	Shenma Industry Co. Ltd. Class A	347,300	390
*	Huayi Brothers Media Corp. Class A	1,456,600	388
*	Huludao Zinc Industry Co. Class A	429,600	387
	Shanghai Fortune Techgroup Co. Ltd. Class A	162,200	387
*	HyUnion Holding Co. Ltd. Class A	359,800	386
*	Beijing Aerospace Changfeng Co. Ltd. Class A	141,400	386
	Guomai Technologies Inc. Class A	315,100	385
	Suzhou Good-Ark Electronics Co. Ltd. Class A	223,900	385
	Beijing Wandong Medical Technology Co. Ltd. Class A	181,800	385
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	529,660	385
	China Railway Special Cargo Logistics Co. Ltd. Class A	658,000	384
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	91,300	383
	Suzhou Oriental Semiconductor Co. Ltd. Class A	35,302	382
	Hengbao Co. Ltd. Class A	181,900	381
	Three's Co Future Technology Group Co. Ltd. Class A	55,034	381
*	Beijing SuperMap Software Co. Ltd. Class A	172,500	380
	Rianlon Corp. Class A	59,700	380
	Shenzhen Hello Tech Energy Co. Ltd. Class A	41,373	380
*	Kingsignal Technology Co. Ltd. Class A	174,500	379
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	103,200	377
	Shenzhen Das Intellitech Co. Ltd. Class A	883,300	376
	Shenzhen Click Technology Co. Ltd. Class A	132,300	376
	Xinyu Iron & Steel Co. Ltd. Class A	825,663	375
*	Hubei Century Network Technology Co. Ltd. Class A	230,900	375
	Edifier Technology Co. Ltd. Class A	229,100	374
	Shanghai Datun Energy Resources Co. Ltd. Class A	183,700	374
	Xinjiang Communications Construction Group Co. Ltd. Class A	183,000	373
*	Anhui Guofeng New Materials Co. Ltd. Class A	279,800	372
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	220,000	370
*	Shanghai Industrial Development Co. Ltd. Class A	475,900	369
	Sichuan Expressway Co. Ltd. Class A	410,271	369
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	188,700	369
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	177,000	368
*	Gosuncn Technology Group Co. Ltd. Class A	453,200	368
*	Guangdong Lyric Robot Automation Co. Ltd. Class A	46,255	368
	Liaoning Chengda Biotechnology Co. Ltd. Class A	109,013	368
	Fujian Apex Software Co. Ltd. Class A	76,740	367
18

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Beijing Watertek Information Technology Co. Ltd. Class A	504,600	366
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	403,300	366
*	Bright Real Estate Group Co. Ltd. Class A	657,000	366
*	Guizhou Zhenhua E Chem Inc. Class A	150,244	365
*	Nanfang Pump Industry Co. Ltd. Class A	512,000	364
	5I5J Holding Group Co. Ltd. Class A	837,400	364
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	249,500	364
*	China Agriculture Development Seed Group Co. Ltd. Class A	350,000	364
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	130,300	363
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	131,897	363
*	Guangdong DFP New Material Group Co. Ltd.	546,000	363
	Fujian Longxi Bearing Group Co. Ltd. Class A	129,800	363
*,3	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	775,900	362
	Kailuan Energy Chemical Co. Ltd. Class A	419,300	362
*	Jiangsu Zongyi Co. Ltd. Class A	322,000	362
*	Shanghai STEP Electric Corp. Class A	190,400	362
	Create Technology & Science Co. Ltd. Class A	151,600	362
*	RiseSun Real Estate Development Co. Ltd. Class A	1,823,600	361
	Anhui Construction Engineering Group Co. Ltd. Class A	457,300	361
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	47,900	361
	Sinosteel Engineering & Technology Co. Ltd. Class A	378,600	361
	Fujian Septwolves Industry Co. Ltd. Class A	219,600	361
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	716,000	359
*	Zhejiang Narada Power Source Co. Ltd. Class A	275,100	358
	Chengdu Leejun Industrial Co. Ltd. Class A	253,100	357
*	Guangdong Yowant Technology Group Co. Ltd. Class A	361,600	357
*	Chengdu Guoguang Electric Co. Ltd. Class A	29,955	357
*	Harbin Pharmaceutical Group Co. Ltd. Class A	679,775	357
	Gansu Yasheng Industrial Group Co. Ltd. Class A	559,800	356
	Sufa Technology Industry Co. Ltd. CNNC Class A	121,900	356
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	354,700	354
	Xiamen Kingdomway Group Co. Class A	157,933	353
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	184,900	353
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	279,600	353
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	364,800	352
*	Hainan Haiyao Co. Ltd. Class A	481,500	352
*	Xinzhi Group Co. Ltd. Class A	117,800	350
	Sinomach Automobile Co. Ltd. Class A	393,800	350
	CECEP Environmental Protection Co. Ltd. Class A	360,700	350
	FESCO Group Co. Ltd. Class A	149,700	349
*	Beijing Join-Cheer Software Co. Ltd. Class A	316,100	348
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	186,200	346
	Guangzhou Restaurant Group Co. Ltd. Class A	152,160	346
*	Yechiu Metal Recycling China Ltd. Class A	576,400	346
	City Development Environment Co. Ltd. Class A	167,120	345
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	264,598	345
	Shanghai Haixin Group Co. Class B	1,303,871	343
	Shanxi Blue Flame Holding Co. Ltd. Class A	255,500	343
	Cheng De Lolo Co. Ltd. Class A	262,400	342
	East China Engineering Science & Technology Co. Ltd. Class A	186,300	342
	Henan Zhongyuan Expressway Co. Ltd. Class A	574,600	340
	Jinhui Liquor Co. Ltd. Class A	130,700	340
*	Guangdong Goworld Co. Ltd. Class A	154,300	338
	Jiangsu Gian Tachnology Co. Ltd. Class A	55,200	338
	Dashang Co. Ltd. Class A	126,772	338
	Changzhou Qianhong Biopharma Co. Ltd. Class A	328,900	338
*	Hainan Expressway Co. Ltd. Class A	416,100	338
	Foran Energy Group Co. Ltd. Class A	188,036	337
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	289,900	337
*	New Journey Health Technology Group Co. Ltd. Class A	992,900	337
*	Kuangda Technology Group Co. Ltd. Class A	378,300	337
	Xiamen Port Development Co. Ltd. Class A	210,600	337
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	261,500	336
	Goldcard Smart Group Co. Ltd. Class A	174,200	335
	Sanjiang Shopping Club Co. Ltd. Class A	167,700	335
	Shandong Lukang Pharma Class A	280,300	335
	Beijing CTJ Information Technology Co. Ltd. Class A	110,443	335
*	Zhejiang Jingxing Paper JSC Ltd. Class A	466,400	335
	Rastar Group Class A	388,900	335
	Wushang Group Co. Ltd. Class A	271,373	334
19

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Xiamen Xiangyu Co. Ltd. Class A	315,933	334
	CSG Smart Science&Technology Co. Ltd. Class A	202,400	333
	China Publishing & Media Co. Ltd. Class A	384,800	331
	Sino Biological Inc. Class A	31,783	331
	Jiang Su Suyan Jingshen Co. Ltd. Class A	207,600	331
*	UTour Group Co. Ltd. Class A	357,100	330
	Shenzhen Topraysolar Co. Ltd. Class A	411,200	330
	Hanyu Group Joint-Stock Co. Ltd. Class A	206,000	330
	Shinva Medical Instrument Co. Ltd. Class A	163,160	329
	Edan Instruments Inc. Class A	150,500	329
	Amoy Diagnostics Co. Ltd. Class A	110,120	327
	JSTI Group Class A	328,600	327
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	244,200	327
	Beijing Water Business Doctor Co. Ltd. Class A	191,800	327
*	Guoguang Electric Co. Ltd. Class A	197,100	327
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	537,100	327
	ZYNP Corp. Class A	147,000	327
*	Sinodata Co. Ltd. Class A	107,000	326
*	Guizhou Zhongyida Co. Ltd. Class A	238,500	326
*	Jiangsu Transimage Technology Co. Ltd. Class A	85,900	326
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	132,300	325
*	Jiangsu General Science Technology Co. Ltd. Class A	475,300	325
	Mesnac Co. Ltd. Class A	325,500	324
	Yuneng Technology Co. Ltd. Class A	42,535	324
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	119,500	322
	First Tractor Co. Ltd. Class A	158,992	322
*	Anhui Tatfook Technology Co. Ltd. Class A	199,884	322
	EIT Environmental Development Group Co. Ltd. Class A	102,300	322
*	Shanghai Medicilon Inc. Class A	34,661	322
	Jiangsu Changbao Steeltube Co. Ltd. Class A	244,900	322
*	Inspur Software Co. Ltd. Class A	132,400	321
	Shandong Bohui Paper Industrial Co. Ltd. Class A	344,358	321
	Hangzhou Sunrise Technology Co. Ltd. Class A	150,900	321
	Hongbaoli Group Corp. Ltd. Class A	254,800	321
*	China High Speed Railway Technology Co. Ltd. Class A	811,900	320
*	INKON Life Technology Co. Ltd. Class A	193,400	320
*	Guangxi Beitou Technology Co. Ltd. Class A	527,900	320
	Guangdong Guanhao High-Tech Co. Ltd. Class A	450,000	320
	Unilumin Group Co. Ltd. Class A	341,300	319
	Hangxiao Steel Structure Co. Ltd. Class A	717,500	318
	Renhe Pharmacy Co. Ltd. Class A	379,800	317
	Guotai Epoint Software Co. Ltd. Class A	97,510	317
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	126,500	316
	Sunflower Pharmaceutical Group Co. Ltd. Class A	154,871	315
*	XGimi Tech Co. Ltd. Class A	23,834	315
	Guangzhou Guangri Stock Co. Ltd. Class A	225,900	314
	Yotrio Group Co. Ltd. Class A	656,200	313
	Shenzhen YHLO Biotech Co. Ltd. Class A	154,444	313
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	61,100	313
	Rainbow Digital Commercial Co. Ltd. Class A	386,000	312
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	166,041	311
	Shanghai Zhezhong Group Co. Ltd. Class A	119,300	311
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	221,700	310
*	China Wuyi Co. Ltd. Class A	729,500	309
*	Hiconics Eco-energy Technology Co. Ltd. Class A	327,400	309
	New Huadu Technology Co. Ltd. Class A	249,800	309
	Jiangsu Huaxicun Co. Ltd. Class A	291,900	308
	Beijing Strong Biotechnologies Inc. Class A	165,600	308
	Solareast Holdings Co. Ltd. Class A	250,300	308
	Beijing Sanyuan Foods Co. Ltd. Class A	344,900	308
	Shanxi Coking Co. Ltd. Class A (XSHG)	487,227	307
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	213,440	307
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A	279,500	307
*	Yijiahe Technology Co. Ltd. Class A	73,600	306
*	VanJee Technology Co. Ltd. Class A	78,300	306
*	Global Infotech Co. Ltd. Class A	146,100	306
	Chengdu Hongqi Chain Co. Ltd. Class A	400,000	305
*	Shanghai Jiao Yun Co. Ltd. Class A	253,700	305
*	Guangdong Shaoneng Group Co. Ltd. Class A	315,600	304
	Motic Xiamen Electric Group Co. Ltd. Class A	135,300	304
20

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	AUCMA Co. Ltd. Class A	273,900	304
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	372,800	303
	Beyondsoft Corp. Class A	196,600	303
*	Cybrid Technologies Inc. Class A	150,200	303
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	816,300	302
	Yueyang Forest & Paper Co. Ltd. Class A	443,900	302
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	220,000	301
	Sichuan Jinyuan Yinhai Software Co. Ltd. Class A	129,900	300
	Cangzhou Dahua Co. Ltd. Class A	107,900	300
	Shenzhen Tellus Holding Co. Ltd. Class A	122,600	299
	Xiamen International Airport Co. Ltd. Class A	126,628	299
	Hunan Aihua Group Co. Ltd. Class A	102,243	298
*	Beijing Sinohytec Co. Ltd. Class A	77,285	298
*	Beijing Philisense Technology Co. Ltd. Class A	467,400	297
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	325,800	297
*	China Reform Health Management & Services Group Co. Ltd. Class A	256,000	297
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	598,100	296
	Chongqing Road & Bridge Co. Ltd. Class A	338,800	296
	China Railway Tielong Container Logistics Co. Ltd. Class A	328,300	295
	Joeone Co. Ltd. Class A	185,700	295
	Emei Shan Tourism Co. Ltd. Class A	169,900	295
	CITIC Press Corp. Class A	56,300	294
*	Eastone Century Technology Co. Ltd. Class A	349,300	294
	Guizhou Tyre Co. Ltd. Class A	396,292	293
	Changshu Fengfan Power Equipment Co. Ltd. Class A	368,700	293
	Yunnan Energy Investment Co. Ltd. Class A	172,200	292
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	101,600	292
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	327,500	291
*	Top Energy Co. Ltd. Shanxi Class A	291,200	291
	Xiamen Jihong Technology Co. Ltd. Class A	99,300	290
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	146,300	289
	Xiangyu Medical Co. Ltd. Class A	33,477	289
	Wenfeng Great World Chain Development Corp. Class A	891,700	289
	Shenzhen Invt Electric Co. Ltd. Class A	251,200	288
	Sumavision Technologies Co. Ltd. Class A	351,900	287
*	Anhui ZhongDianXinLong Science & Technology Co. Ltd. Class A	198,500	287
	Henan Hengxing Science & Technology Co. Ltd. Class A	405,200	287
	Center International Group Co. Ltd. Class A	137,300	287
	FAWER Automotive Parts Co. Ltd. Class A	383,002	286
	Zhejiang Meida Industrial Co. Ltd. Class A	244,700	286
	Zhejiang Hailide New Material Co. Ltd. Class A	315,400	286
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	275,579	285
*	NSFOCUS Technologies Group Co. Ltd. Class A	262,500	284
*	Shenzhen Anche Technologies Co. Ltd. Class A	63,200	284
	Zhongtong Bus Holding Co. Ltd. Class A	161,800	284
	Beijing SL Pharmaceutical Co. Ltd. Class A	295,300	282
*	Shanxi Guoxin Energy Corp. Ltd. Class A	534,580	282
*	Bio-Thera Solutions Ltd. Class A	93,183	282
	Shenzhen Guangju Energy Co. Ltd. Class A	197,400	282
*	Blue Sail Medical Co. Ltd. Class A	258,499	281
	Zhejiang Hangmin Co. Ltd. Class A	268,800	280
	Tianjin Teda Co. Ltd. Class A	443,700	279
	Hangzhou Jiebai Group Co. Ltd. Class A	244,893	279
	CTS International Logistics Corp. Ltd. Class A	340,580	278
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	85,000	278
	Appotronics Corp. Ltd. Class A	126,831	278
	Guangxi Energy Co. Ltd. Class A	383,800	278
	Foshan Electrical & Lighting Co. Ltd. Class A	333,300	277
*	Jiangsu Hongdou Industrial Co. Ltd. Class A	681,200	277
	Guangxi Wuzhou Communications Co. Ltd. Class A	484,300	276
	Hongli Zhihui Group Co. Ltd. Class A	245,400	276
	Shanghai Baolong Automotive Corp. Class A	55,400	276
*	China Aluminum International Engineering Corp. Ltd. Class A	300,700	275
	Guizhou Gas Group Corp. Ltd. Class A	290,700	275
*	Shunfa Hengneng Corp. Class A	582,900	275
*	Shenzhen Minglida Precision Technology Co. Ltd. Class A	81,000	274
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	247,006	273
	CCS Supply Chain Management Co. Ltd. Class A	636,300	272
	Dazhong Transportation Group Co. Ltd. Class A	408,900	272
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	185,300	272
21

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Qiming Information Technology Co. Ltd. Class A	104,700	272
	Duolun Technology Corp. Ltd. Class A	239,200	271
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	174,900	270
	Shenzhen Comix Group Co. Ltd. Class A	265,900	270
*	Henan Ancai Hi-Tech Co. Ltd. Class A	328,200	270
	Changchun Faway Automobile Components Co. Ltd. Class A	194,560	269
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	381,900	269
	Nanjing Pharmaceutical Group Co. Ltd. Class A	347,500	269
*	Anyang Iron & Steel Inc. Class A	877,000	269
	Sunyard Technology Co. Ltd. Class A	144,300	269
	Northeast Pharmaceutical Group Co. Ltd. Class A	371,000	268
*	Sinopec Oilfield Equipment Corp. Class A	251,200	268
	Orient International Enterprise Ltd. Class A	259,200	268
*	Beijing Hualian Department Store Co. Ltd. Class A	1,107,000	268
	Shanghai Pudong Construction Co. Ltd. Class A	257,355	267
	Huangshan Novel Co. Ltd. Class A	162,900	267
*	Beijing Thunisoft Corp. Ltd. Class A	285,300	266
	DLG Exhibitions & Events Corp. Ltd. Class A	190,040	266
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	128,400	265
	Hangzhou Weiguang Electronic Co. Ltd. Class A	55,500	265
	Puyang Refractories Group Co. Ltd. Class A	400,900	265
*	Hunan New Wellful Co. Ltd. Class A	320,600	264
	Nanjing Xinlian Electronics Co. Ltd. Class A	218,600	264
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	143,600	263
	Lushang Freda Pharmaceutical Co. Ltd. Class A	274,200	263
	ZhongYeDa Electric Co. Ltd. Class A	176,900	263
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	80,100	263
*	ABA Chemicals Corp. Class A	299,000	262
*	Baotailong New Materials Co. Ltd. Class A	572,400	262
	Suning Universal Co. Ltd. Class A	812,700	261
	BXN Holding Co. Ltd. Class A	426,200	260
*	Beijing Baination Pictures Co. Ltd. Class A	280,400	260
	China West Construction Group Co. Ltd. Class A	317,900	259
	Yixintang Pharmaceutical Group Co. Ltd. Class A	139,000	259
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	345,200	259
	Shenzhen Tagen Group Co. Ltd. Class A	500,900	258
	Zhejiang Yasha Decoration Co. Ltd. Class A	421,700	258
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	220,600	257
	Bestsun Energy Co. Ltd. Class A	431,300	257
	KPC Pharmaceuticals Inc. Class A	184,000	256
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	202,100	255
	Jiajiayue Group Co. Ltd. Class A	160,600	255
	Shandong WIT Dyne Health Co. Ltd. Class A	60,200	255
	Ningxia Western Venture Industrial Co. Ltd. Class A	370,400	255
*	Beijing Huayuan Xinhang Holding Co. Ltd. Class A	704,600	255
	Guangxi LiuYao Group Co. Ltd. Class A	103,300	254
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	355,500	252
*	Beken Corp. Class A	48,000	251
*	SOHO China Ltd.	4,399,042	250
	China CYTS Tours Holding Co. Ltd. Class A	189,300	250
*	Beijing North Star Co. Ltd. Class A	845,700	248
*	Zhongbai Holdings Group Co. Ltd. Class A	307,600	248
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	294,600	247
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	398,900	246
*	Wutong Holding Group Co. Ltd. Class A	325,900	245
*	Beijing Global Safety Technology Co. Ltd. Class A	76,100	245
	Zhongyuan Environment-Protection Co. Ltd. Class A	198,077	245
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	116,692	245
	Newcapec Electronics Co. Ltd. Class A	172,800	245
*	Shenzhen Sea Star Technology Co. Ltd. Class A	201,700	245
	Wellhope Foods Co. Ltd. Class A	238,000	244
*	Macmic Science & Technology Co. Ltd. Class A	61,568	244
*	Hanwang Technology Co. Ltd. Class A	89,600	244
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	104,500	244
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	128,900	243
	Wuxi NCE Power Co. Ltd. Class A	40,200	241
	Sanchuan Wisdom Technology Co. Ltd. Class A	259,100	239
	Zhejiang NetSun Co. Ltd. Class A	100,000	237
	Hubei Chutian Smart Communication Co. Ltd. Class A	420,400	237
*	Sun Create Electronics Co. Ltd. Class A	69,900	237
22

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	FIYTA Precision Technology Co. Ltd. Class A	89,000	237
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	648,500	236
	Zhejiang Vie Science & Technology Co. Ltd. Class A	134,600	236
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	55,651	235
*	Guangzhou Pearl River Piano Group Co. Ltd. Class A	268,200	235
	Shanghai Haixin Group Co. Class A	191,700	235
*	DBAPP Security Ltd. Class A	35,758	235
[2]	Medlive Technology Co. Ltd.	210,000	233
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	273,600	232
	Hualan Biological Bacterin Inc. Class A	81,100	232
	Nanjing Vazyme Biotech Co. Ltd. Class A	79,272	232
	Shanghai Xinhua Media Co. Ltd. Class A	267,800	231
	Zhuhai Huajin Capital Co. Ltd. Class A	123,300	230
	Shenzhen Topway Video Communication Co. Ltd. Class A	213,600	229
	Jinghua Pharmaceutical Group Co. Ltd. Class A	206,290	228
*	Wolong New Energy Group Co. Ltd. Class A	213,800	228
	Shandong New Beiyang Information Technology Co. Ltd. Class A	209,100	227
	Jenkem Technology Co. Ltd. Class A	15,874	227
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	236,320	227
*	Shanghai Shenda Co. Ltd. Class A	393,200	226
	Shenzhen Heungkong Holding Co. Ltd. Class A	814,500	226
	Ningxia Building Materials Group Co. Ltd. Class A	119,700	226
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	208,900	226
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	223,200	226
	Guangdong Vanward New Electric Co. Ltd. Class A	185,800	225
	Shanghai New World Co. Ltd. Class A	213,300	225
	Beijing Fengjing Automotive Parts Co. Ltd.	388,900	224
	Bmc Medical Co. Ltd. Class A	23,020	224
	Chongqing Port Co. Ltd. Class A	313,200	224
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	390,000	223
	Maccura Biotechnology Co. Ltd. Class A	143,900	222
*	Great Chinasoft Technology Co. Ltd. Class A	268,500	222
	Jiangsu Lianyungang Port Co. Ltd. Class A	317,400	222
	Shanghai Baosteel Packaging Co. Ltd. Class A	293,500	222
	M-Grass Ecology & Environment Group Co. Ltd. Class A	412,900	221
*	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	156,900	221
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class A	120,300	221
	Songz Automobile Air Conditioning Co. Ltd. Class A	151,500	221
*	Tangrenshen Group Co. Ltd. Class A	360,800	220
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	115,600	220
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	188,000	220
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	116,900	219
*	Jilin Yatai Group Co. Ltd. Class A	952,400	219
*	Chengdu New Tianfu Culture Tourism Development Co. Ltd. Class A	349,100	218
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	113,700	217
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	106,100	217
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	177,300	217
	Wuhan Keqian Biology Co. Ltd. Class A	101,982	215
*	Shandong Longda Meishi Co. Ltd. Class A	511,155	214
	China Television Media Ltd. Class A	99,900	214
*	Shenzhen Jinjia Group Co. Ltd. Class A	382,400	213
	Shanghai Bright Meat Group Co. Ltd. Class A	245,991	212
	Haining China Leather Market Co. Ltd. Class A	321,700	212
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	118,500	211
	Time Publishing & Media Co. Ltd. Class A	176,960	211
	Ningbo Cixing Co. Ltd. Class A	203,300	210
	Guizhou Guihang Automotive Components Co. Ltd. Class A	104,000	209
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	118,000	209
	Beijing SDL Technology Co. Ltd. Class A	165,600	207
*	JinJian Cereals Industry Co. Ltd. Class A	206,300	206
*	Jinbei Automotive Co. Ltd. Class A	348,100	205
*	Phenix Optical Co. Ltd. Class A	72,000	205
	Shandong Xiantan Co. Ltd. Class A	217,500	204
*	Shenzhen Properties & Resources Development Group Ltd. Class A	172,300	204
*,1	HealthyWay Inc.	390,000	204
*	H&R Century Union Corp. Class A	281,100	204
	Shenzhen Textile Holdings Co. Ltd. Class A	115,200	203
	Qianjiang Water Resources Development Co. Ltd. Class A	151,400	203
	MYS Group Co. Ltd. Class A	405,400	202
	Liaoning Energy Industry Co. Ltd. Class A	346,300	202
23

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	451,400	201
*	Feitian Technologies Co. Ltd. Class A	107,900	201
	Tungkong Inc. Class A	134,200	201
	Dongfeng Electronic Technology Co. Ltd. Class A	121,300	201
	Vontron Technology Co. Ltd. Class A	118,400	201
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	242,900	200
*	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	124,300	199
	Changhong Meiling Co. Ltd. Class A	239,300	199
*	Daheng New Epoch Technology Inc. Class A	87,600	196
*	Lingyuan Iron & Steel Co. Ltd. Class A	614,700	196
	Canny Elevator Co. Ltd. Class A	215,900	195
*	CGN Nuclear Technology Development Co. Ltd. Class A	170,424	195
*	Poly Union Chemical Holding Group Co. Ltd. Class A	154,200	194
	Vatti Corp. Ltd. Class A	223,300	193
	Anhui Korrun Co. Ltd. Class A	62,100	193
*	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	77,000	193
	Yabao Pharmaceutical Group Co. Ltd. Class A	186,100	193
*,3	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	715,700	193
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	120,100	192
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	196,300	190
*	HPGC Renmintongtai Pharmaceutical Corp. Class A	133,000	190
	Sinocare Inc. Class A	77,400	189
	Fuan Pharmaceutical Group Co. Ltd. Class A	311,200	189
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	117,260	189
*	Rongan Property Co. Ltd. Class A	627,500	186
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	91,800	182
	Ningbo Peacebird Fashion Co. Ltd. Class A	86,700	181
*	Shenzhen Rapoo Technology Co. Ltd. Class A	71,800	181
	Hengdian Entertainment Co. Ltd. Class A	58,900	179
	Huangshan Tourism Development Co. Ltd. Class A	102,500	179
	Jinxi Axle Co. Ltd. Class A	283,900	179
	Zhuhai Port Co. Ltd. Class A	233,300	178
	Shandong Sunway Chemical Group Co. Ltd. Class A	168,700	178
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	72,600	178
[3]	Shanghai Hile Bio-Technology Co. Ltd. Class A	300,500	172
	Bestore Co. Ltd. Class A	105,400	171
	China Meidong Auto Holdings Ltd.	1,390,000	169
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	81,100	169
	Monalisa Group Co. Ltd. Class A	103,200	164
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	87,500	163
	Qingdao Citymedia Co. Ltd. Class A	175,200	162
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	55,880	161
	Guangdong Shirongzhaoye Co. Ltd. Class A	197,100	156
*,3	Long Yuan Construction Group Co. Ltd. Class A	528,000	154
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	133,400	153
*	Dongjiang Environmental Co. Ltd. Class A	234,249	152
*	Gemdale Properties & Investment Corp. Ltd.	9,382,000	138
	Shanxi Coking Co. Ltd. Class A	203,000	128
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	18,100	124
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A (XSSC)	83,400	122
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	38,657	121
	Jiangsu Shagang Co. Ltd. Class A	179,600	117
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	112
	Jingjin Equipment Inc. Class A	40,800	112
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	91,500	104
*	Beijing Jingyuntong Technology Co. Ltd. Class A	177,800	103
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	17,300	90
	Qingdao Haier Biomedical Co. Ltd. Class A	18,337	84
*,3	China South City Holdings Ltd.	5,948,000	81
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	25,300	72
	Bafang Electric Suzhou Co. Ltd. Class A	12,200	67
	Shandong Head Co. Ltd. Class A	15,800	62
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	52,600	47
	Riyue Heavy Industry Co. Ltd. Class A	24,200	45
*,3	Orient Group Inc. Class A	831,200	44
	Ferrotec Anhui Technology Development Co. Ltd. Class A	7,000	44
	Keshun Waterproof Technologies Co. Ltd. Class A	41,700	42
	Shenzhen Changhong Technology Co. Ltd. Class A	15,900	41
	China Television Media Ltd. Class A (XSHG)	18,800	40
*	World Union Group Inc. Class A	80,800	37
24

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Hangzhou Onechance Tech Corp. Class A	6,900	35
	Shandong Jinjing Science & Technology Co. Ltd. Class A	41,100	35
*	Top Resource Energy Co. Ltd. Class A	37,800	32
*	Venustech Group Inc. Class A	8,400	19
*,3	China Fishery Group Ltd.	578,512	—
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,122,100	—
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,532,300	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	1,790,700	—
*,3	Guangdong Highsun Group Co. Ltd. Class A	631,300	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	1,202,200	—
*,3	Ningxia Zhongyin Cashmere Co. Ltd. Class A	545,000	—
*,3	Blivex Energy Technology Co. Ltd. Class A	1,301,479	—
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	472,700	—
*,3	China Dili Group	10,268,897	—
			975,988
Czech Republic (0.0%)
[1]	Doosan Skoda Power AS	38,771	754
Denmark (1.7%)
*	NKT A/S	200,016	29,545
	Ringkjoebing Landbobank A/S	93,751	23,425
	Jyske Bank A/S (Registered)	152,630	21,248
	AL Sydbank	232,076	19,793
	ISS A/S	511,790	18,775
	ALK-Abello A/S	490,133	18,358
	FLSmidth & Co. A/S	175,114	13,006
*	Zealand Pharma A/S	263,799	12,477
	Royal Unibrew A/S	183,102	12,246
*	Bavarian Nordic A/S	289,360	8,517
*,1,2	Netcompany Group A/S	147,854	8,446
	Per Aarsleff Holding A/S	64,261	7,484
*,1	GN Store Nord A/S	490,968	7,385
	TORM plc Class A	221,697	7,106
	Alm Brand A/S	2,599,262	6,080
	Ambu A/S Class B	521,304	5,168
	Schouw & Co. A/S	44,530	4,591
	D/S Norden A/S	72,173	3,415
	Chemometec A/S	63,832	3,219
	UIE plc	46,376	2,794
*	Dfds A/S	105,826	2,273
[2]	Scandinavian Tobacco Group A/S	182,117	1,928
*,1	NTG Nordic Transport Group A/S	63,634	1,862
[1]	Gubra A/S	24,406	1,220
			240,361
Egypt (0.1%)
	Telecom Egypt Co.	1,908,658	3,326
*	Fawry for Banking & Payment Technology Services SAE	6,633,897	2,360
*	EFG Holding SAE	4,329,138	2,254
			7,940
Finland (0.8%)
	Konecranes OYJ	718,137	23,586
	Mandatum OYJ	1,709,683	13,674
	Huhtamaki OYJ	319,033	10,210
	Outokumpu OYJ	1,364,811	9,180
	Kemira OYJ	408,078	8,462
	Hiab OYJ	136,398	8,114
	Kalmar OYJ Class B	132,457	7,103
	Tieto OYJ (XEQT)	306,315	6,843
[1]	Nokian Renkaat OYJ	449,651	5,532
	Lumo Kodit OYJ	552,364	5,261
[2]	Terveystalo OYJ	272,742	2,497
*	Metsa Board OYJ Class B	589,326	1,972
[1]	Tokmanni Group Corp.	187,314	1,672
*,1	QT Group OYJ	73,898	1,671
*	YIT OYJ	514,044	1,525
	Tieto OYJ (XNGS)	56,975	1,268
	Finnair OYJ	336,732	1,267
	Revenio Group OYJ	75,721	1,236
25

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Citycon OYJ	89,082	343
			111,416
France (3.1%)
	Gaztransport Et Technigaz SA	136,048	33,100
	Nexans SA	149,810	27,963
	Technip Energies NV	554,930	26,252
	Elis SA	657,423	20,314
	Vallourec SACA	603,281	18,178
	Arkema SA	213,754	15,601
*	SOITEC	93,597	14,081
[1]	Teleperformance SE	201,830	13,670
	SES SA	1,326,309	10,949
	Rubis SCA	264,258	10,891
	Valeo SE	761,764	9,589
	Exosens SAS	124,933	9,541
	Wendel SE	91,740	9,091
	Sopra Steria Group	49,499	7,723
	Eurazeo SE (XPAR)	133,875	7,307
	Alten SA	108,772	7,246
*	Forvia SE	597,203	7,040
	Virbac SACA	15,321	6,692
	Coface SA	360,745	6,690
	SEB SA (XPAR)	99,050	6,079
	JCDecaux SE	265,446	5,904
	Vivendi SE	2,498,556	5,833
	Trigano SA	29,549	5,434
	IPSOS SA	125,013	5,302
*,1	Exail Technologies SA	35,097	5,107
*	Emeis SA	300,890	5,085
	Mercialys SA	339,054	4,966
*	ID Logistics Group SACA	11,324	4,809
*	Carmila SA	232,919	4,652
	Societe BIC SA	66,664	4,598
*	Air France-KLM	430,457	4,582
[1]	Vusion	31,917	4,553
	ARGAN SA	61,607	4,444
*	Clariane SE	924,415	4,395
*	Viridien	25,361	4,314
	Pluxee NV	298,304	4,239
	Vicat SACA	57,666	4,072
	ICADE	165,808	3,992
[1]	Remy Cointreau SA	82,188	3,874
	Altarea SCA	28,639	3,764
	Derichebourg SA	341,120	3,634
*,1	Eutelsat Communications SACA	1,111,668	3,550
	Robertet SA	3,590	3,373
	Opmobility	196,436	3,319
	Imerys SA	122,297	3,201
	Mersen SA	79,488	2,991
	Metropole Television SA	183,127	2,797
[1]	Television Francaise 1 SA	342,570	2,725
	Antin Infrastructure Partners SA	212,938	2,645
*	Lisi SA Prime de fidelite	35,980	2,634
	LISI SA (XPAR)	34,944	2,558
	Interparfums SA	90,494	2,518
	Etablissements Maurel et Prom SA	199,607	2,331
*	Ubisoft Entertainment SA	387,984	2,263
[1]	Eramet SA	32,275	2,227
*,1,2	Worldline SA	7,090,881	2,092
*	Nexity SA	194,443	1,930
	Stef SA	12,340	1,687
[2]	Elior Group SA	514,382	1,597
	Fnac Darty SA	36,278	1,505
[1]	Wavestone	27,656	1,492
	Planisware SA	69,778	1,473
*,1,2	X-Fab Silicon Foundries SE	196,683	1,460
	Peugeot Invest SA	18,699	1,417
[1,2]	Verallia SA	58,272	1,395
*,1	Voltalia SA (Registered)	143,676	1,194
26

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	GL Events SACA	29,960	1,179
	Quadient SA	85,559	1,170
*,1	OVH Groupe SA	93,159	1,139
	Beneteau SACA	122,293	984
	Manitou BF SA	36,945	886
	Equasens	19,919	879
	Lagardere SA	34,916	760
	North Atlantic Energies	4,458	327
			429,248
Germany (3.0%)
*	Nordex SE	465,121	26,522
[1]	Aurubis AG	121,017	26,042
[1]	AIXTRON SE	420,237	23,220
	thyssenkrupp AG	1,831,758	21,800
	Bilfinger SE	133,458	15,392
	Freenet AG	446,860	14,232
	TUI AG	1,675,081	12,466
[1]	K&S AG (Registered)	665,788	12,456
[1]	TAG Immobilien AG	710,540	12,391
	Puma SE	377,207	11,548
	flatexDEGIRO SE	299,841	10,728
*	Tkms AG& Co. KGaA	91,926	9,452
*	Auto1 Group SE	437,054	9,335
	United Internet AG (Registered)	282,338	8,870
	Jenoptik AG	190,861	7,511
*	Aroundtown SA	2,589,364	7,487
	Krones AG	49,795	7,207
[1]	Wacker Chemie AG	64,777	7,108
[1]	LANXESS AG	297,085	6,331
	Deutz AG	536,243	6,271
	Salzgitter AG	103,921	5,878
[1]	HUGO BOSS AG	135,929	5,764
*,1	IONOS Group SE	183,968	5,663
[2]	Befesa SA	136,625	5,237
[1]	Stroeer SE & Co. KGaA	112,974	4,933
	Elmos Semiconductor SE	21,868	4,730
	Duerr AG	186,157	4,619
	Alzchem Group AG	23,663	4,600
	Fielmann Group AG	84,650	4,226
[1]	Carl Zeiss Meditec AG (Bearer)	134,094	4,176
	Sixt SE (XETR)	48,478	3,879
*,1	Evotec SE	612,430	3,790
[1]	Gerresheimer AG	127,047	3,667
[1]	Kontron AG	143,578	3,600
	Hornbach Holding AG & Co. KGaA	37,637	3,578
[1]	Siltronic AG	36,819	3,450
	KWS Saat SE & Co. KGaA	37,638	3,397
*,1,2	Redcare Pharmacy NV	57,948	3,281
*,2	TeamViewer SE	584,272	3,265
[1]	Vossloh AG	36,692	3,258
	Atoss Software SE	34,745	3,233
*	SMA Solar Technology AG	49,255	3,156
[1]	Suedzucker AG	206,359	3,002
*	Verbio SE	65,685	2,915
	Eckert & Ziegler SE	161,161	2,890
[1]	Dermapharm Holding SE	52,806	2,874
*	HelloFresh SE	513,130	2,787
	CANCOM SE	93,485	2,718
	Springer Nature AG & Co. KGaA	109,362	2,540
	Pfeiffer Vacuum Technology AG	12,601	2,475
	Indus Holding AG	70,552	2,474
	1&1 AG	92,845	2,460
*	CECONOMY AG (XETR)	475,713	2,451
	Wacker Neuson SE	105,930	2,392
	Schott Pharma AG & Co. KGaA	133,019	2,326
[1]	Kloeckner & Co. SE	146,962	2,165
[1,2]	Deutsche Pfandbriefbank AG	567,085	2,163
	Friedrich Vorwerk Group SE	23,445	2,011
[1]	Norma Group SE	113,734	1,961
27

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Hypoport SE	16,517	1,595
[1]	PNE AG	141,813	1,577
	Stabilus SE	76,913	1,559
[1]	GFT Technologies SE	67,071	1,463
	GRENKE AG	96,825	1,448
[1]	Grand City Properties SA	126,369	1,422
	PATRIZIA SE	152,922	1,345
	Secunet Security Networks AG	6,193	1,331
	Wuestenrot & Wuerttembergische AG	75,691	1,318
[1]	Nagarro SE	25,318	1,287
*	Douglas AG	107,457	1,286
[1]	Deutsche Beteiligungs AG	41,529	1,248
[1]	Energiekontor AG	25,553	1,221
	Deutsche EuroShop AG	46,432	1,077
[1]	ProSiebenSat.1 Media SE	221,626	1,055
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	87,560	900
[1]	Adesso SE	12,315	843
*	CECONOMY AG (MUND)	128,774	627
			412,955
Greece (0.0%)
	Intracom Holdings SA (Registered)	223,019	873
	Ideal Holdings SA	124,745	856
	Fourlis Holdings SA	159,650	852
	Avax SA	203,127	729
*	QUALCO GROUP SA	76,818	499
	Euronext Athens Holding SA	59,421	492
			4,301
Hong Kong (0.8%)
[1]	CGN Mining Co. Ltd.	12,080,000	6,061
	Pacific Basin Shipping Ltd.	15,228,532	5,959
	Time Interconnect Technology Ltd.	2,079,889	5,496
*,1	Bright Smart Securities & Commodities Group Ltd.	3,140,000	4,984
[1]	United Laboratories International Holdings Ltd.	4,108,500	4,940
*,1	Duality Biotherapeutics Inc.	112,800	4,025
	Stella International Holdings Ltd.	2,089,000	3,965
*,2	HBM Holdings Ltd.	2,382,000	3,961
*,1	Cowell e Holdings Inc.	943,000	3,819
	VSTECS Holdings Ltd.	2,902,000	3,802
	Fortune REIT	5,603,589	3,485
	Dah Sing Financial Holdings Ltd.	655,200	3,450
	Luk Fook Holdings International Ltd.	1,202,399	3,448
*,1	OSL Group Ltd.	1,944,000	3,125
*,1	Vobile Group Ltd.	7,176,000	2,889
[1]	Guotai Junan International Holdings Ltd.	9,017,000	2,794
[1]	Nanshan Aluminium International Holdings Ltd.	449,600	2,232
*	Mongolian Mining Corp.	1,806,000	2,190
*	Deep Source Holdings Ltd.	21,048,347	2,149
*,1	Realord Group Holdings Ltd.	1,484,000	2,121
[1]	SY Holdings Group Ltd.	1,857,500	2,116
	CITIC Telecom International Holdings Ltd.	5,758,004	2,044
	Huabao International Holdings Ltd.	3,475,000	1,983
	Chow Sang Sang Holdings International Ltd.	1,276,565	1,915
[1]	SUNeVision Holdings Ltd.	2,391,000	1,882
*,1	Melco International Development Ltd.	3,322,032	1,818
*,1	Envision Greenwise Holdings Ltd.	4,359,240	1,722
	Vitasoy International Holdings Ltd.	2,130,957	1,685
	Cirrus Aircraft Ltd.	277,800	1,359
*,3	Jinchuan Group International Resources Co. Ltd.	16,346,000	1,336
	IGG Inc.	2,833,000	1,127
	HKBN Ltd.	1,214,500	1,117
	Sunlight REIT	3,690,072	1,101
*,1	Super Hi International Holding Ltd.	787,000	1,074
	Value Partners Group Ltd.	3,817,434	1,034
*	China Travel International Investment Hong Kong Ltd.	6,860,000	986
	Prosperity REIT	4,948,000	911
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	874,000	823
	CITIC Resources Holdings Ltd.	11,888,000	812
	Texhong International Group Ltd.	874,500	791
	Giordano International Ltd.	3,957,735	754
28

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	LK Technology Holdings Ltd.	2,165,000	754
[1]	Cafe de Coral Holdings Ltd.	1,432,000	735
	SmarTone Telecommunications Holdings Ltd.	1,064,230	682
	Truly International Holdings Ltd.	5,207,000	667
	Hutchison Telecommunications Hong Kong Holdings Ltd.	4,482,000	663
*	Television Broadcasts Ltd.	1,278,900	450
*	Asia Cement China Holdings Corp.	1,589,000	428
*	Far East Consortium International Ltd.	4,177,043	408
	Singamas Container Holdings Ltd.	4,947,960	378
*	Shun Tak Holdings Ltd.	4,454,000	331
*,2	IMAX China Holding Inc.	341,266	327
	C-Mer Medical Holdings Ltd.	2,018,000	317
			109,425
Iceland (0.0%)
	Heimar HF	5,513,360	1,548
	Sjova-Almennar Tryggingar HF	2,877,430	936
*	Bera HF	6,648,715	832
	Skagi Hf	5,019,211	770
	Siminn HF	7,435,193	733
	Eimskipafelag Islands HF	358,668	720
*	Icelandair Group HF	86,319,794	543
	Kaldalon Hf.	2,025,034	431
			6,513
India (6.1%)
*	Delhivery Ltd.	2,118,630	10,470
	Radico Khaitan Ltd.	286,387	10,358
	Navin Fluorine International Ltd.	132,711	9,577
[2]	Brookfield India Real Estate Trust	2,176,180	7,494
[2]	PNB Housing Finance Ltd. (XNSE)	675,997	7,487
	Computer Age Management Services Ltd.	898,858	7,038
	JB Chemicals & Pharmaceuticals Ltd.	312,714	6,742
	Crompton Greaves Consumer Electricals Ltd.	2,276,323	6,586
	Welspun Corp. Ltd.	482,517	6,475
	Manappuram Finance Ltd.	2,082,632	6,472
*	Amber Enterprises India Ltd.	74,775	6,357
[2]	Aster DM Healthcare Ltd.	856,420	6,353
	Great Eastern Shipping Co. Ltd.	367,518	6,138
*,2	Krishna Institute of Medical Sciences Ltd.	840,396	5,938
	Kalpataru Projects International Ltd.	423,153	5,615
	Kirloskar Oil Engines Ltd.	309,756	5,586
*,2	SAI Life Sciences Ltd.	493,653	5,581
[2]	Gland Pharma Ltd.	298,425	5,529
	Karur Vysya Bank Ltd.	1,775,438	5,512
*	MTAR Technologies Ltd.	79,021	5,405
	Angel One Ltd.	1,648,991	5,399
	Anand Rathi Wealth Ltd.	140,902	5,366
	Acutaas Chemicals Ltd.	189,191	5,201
	Apollo Tyres Ltd.	1,191,601	5,150
	TD Power Systems Ltd.	419,910	5,121
	Redington Ltd.	2,185,175	5,022
*	Ather Energy Ltd.	498,378	4,935
	Timken India Ltd.	133,976	4,861
	Neuland Laboratories Ltd.	30,082	4,782
[2]	Mindspace Business Parks REIT	931,003	4,589
	Himadri Speciality Chemical Ltd.	709,680	4,563
	Tata Chemicals Ltd.	532,650	4,559
[2]	IndiGrid Infrastructure Trust	2,487,979	4,515
	Ramco Cements Ltd.	451,200	4,463
	ZF Commercial Vehicle Control Systems India Ltd.	28,590	4,447
*	Wockhardt Ltd.	299,672	4,427
	CESC Ltd.	2,220,282	4,415
[2]	Sansera Engineering Ltd.	161,790	4,317
	Carborundum Universal Ltd.	427,041	4,310
*	Sammaan Capital Ltd.	2,763,592	4,231
	IIFL Finance Ltd.	862,570	4,197
[2]	Home First Finance Co. India Ltd.	340,021	4,183
	KPR Mill Ltd.	418,231	4,154
	Atul Ltd.	57,207	4,124
	Aptus Value Housing Finance India Ltd.	1,493,048	4,122
29

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Motherson Sumi Wiring India Ltd.	9,547,368	4,106
	Data Patterns India Ltd.	93,370	4,035
	Kfin Technologies Ltd.	423,147	4,029
	Usha Martin Ltd.	834,176	3,996
	Granules India Ltd.	532,031	3,942
	City Union Bank Ltd.	1,370,461	3,919
	Piramal Pharma Ltd.	2,285,715	3,918
	Kajaria Ceramics Ltd.	309,698	3,894
	NBCC India Ltd.	3,970,956	3,862
	Natco Pharma Ltd.	328,633	3,811
	Brigade Enterprises Ltd.	454,987	3,802
	Nuvama Wealth Management Ltd.	270,880	3,799
	Five-Star Business Finance Ltd.	741,114	3,765
	HFCL Ltd.	2,987,857	3,681
	Sagility Ltd.	8,260,084	3,657
*	Jaiprakash Power Ventures Ltd.	17,336,059	3,626
	Tata Investment Corp. Ltd.	476,195	3,621
	HBL Engineering Ltd.	426,399	3,607
	Force Motors Ltd.	17,080	3,604
	Sundram Fasteners Ltd.	399,299	3,581
	Elgi Equipments Ltd.	603,047	3,538
*	Reliance Power Ltd.	11,505,615	3,508
	TVS Holdings Ltd.	23,178	3,488
	Nava Ltd.	495,891	3,471
	Global Health Ltd.	292,011	3,452
	Zee Entertainment Enterprises Ltd.	3,630,019	3,450
	Garden Reach Shipbuilders & Engineers Ltd.	110,407	3,431
	Aegis Logistics Ltd.	461,452	3,420
	Craftsman Automation Ltd.	41,935	3,417
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	254,463	3,412
	PG Electroplast Ltd.	597,726	3,392
*	Onesource Speciality Pharma Ltd.	178,701	3,284
	Gujarat State Petronet Ltd.	1,088,198	3,283
	Amara Raja Energy & Mobility Ltd.	351,769	3,252
	UTI Asset Management Co. Ltd.	315,754	3,174
*	Inox Wind Ltd.	2,953,953	3,169
*	EID Parry India Ltd.	350,949	3,138
	CCL Products India Ltd.	260,419	3,134
*	Ola Electric Mobility Ltd.	8,082,692	3,128
	Cyient Ltd.	336,271	3,110
*	PVR Inox Ltd.	274,886	3,105
*	Cartrade Tech Ltd.	176,605	3,036
	KEC International Ltd.	508,577	3,016
	Voltamp Transformers Ltd.	24,139	3,003
	Zen Technologies Ltd.	167,669	2,978
*	Affle 3i Ltd.	197,758	2,977
	Syrma SGS Technology Ltd.	290,546	2,952
	Aditya Birla Sun Life Asset Management Co. Ltd.	274,184	2,947
*	Sterlite Technologies Ltd.	935,246	2,926
*	PTC Industries Ltd.	17,090	2,906
	Grindwell Norton Ltd.	173,925	2,892
	Godawari Power & Ispat Ltd.	917,467	2,881
	NCC Ltd.	1,654,581	2,873
*	CreditAccess Grameen Ltd.	208,913	2,871
	Ceat Ltd.	78,375	2,863
	Can Fin Homes Ltd.	312,384	2,863
	Asahi India Glass Ltd.	322,338	2,849
*	Cohance Lifesciences Ltd.	553,371	2,829
	Engineers India Ltd.	1,059,768	2,826
	BEML Ltd.	147,729	2,821
[2]	PowerGrid Infrastructure Investment Trust	2,860,824	2,813
	Aditya Birla Real Estate Ltd.	175,841	2,767
	VA Tech Wabag Ltd.	171,886	2,749
*	Inventurus Knowledge Solutions Ltd.	156,883	2,743
	Chambal Fertilisers & Chemicals Ltd.	592,499	2,740
	Firstsource Solutions Ltd.	1,194,682	2,707
	Anant Raj Ltd.	523,224	2,705
	Netweb Technologies India Ltd.	62,546	2,694
*	Schneider Electric Infrastructure Ltd.	202,826	2,670
	LMW Ltd.	17,290	2,662
30

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Go Digit General Insurance Ltd.	806,819	2,638
	Triveni Turbine Ltd.	434,333	2,635
	Jubilant Pharmova Ltd.	265,623	2,611
	Gabriel India Ltd.	239,753	2,608
	Techno Electric & Engineering Co. Ltd.	191,098	2,601
	Tilaknagar Industries Ltd.	527,157	2,595
	Sobha Ltd. (XNSE)	170,497	2,588
	Titagarh Rail System Ltd.	315,410	2,572
	Strides Pharma Science Ltd.	232,567	2,559
*	Prime Focus Ltd.	774,496	2,555
	Mahanagar Gas Ltd.	212,329	2,550
*	Azad Engineering Ltd.	111,062	2,548
	Finolex Cables Ltd.	241,865	2,534
[2]	IndiaMart InterMesh Ltd.	112,989	2,518
	Vardhman Textiles Ltd.	386,450	2,513
	Arvind Ltd.	592,764	2,506
*,2	Lemon Tree Hotels Ltd.	1,994,433	2,485
	Shyam Metalics & Energy Ltd.	268,145	2,477
	EIH Ltd.	730,853	2,473
*	Medplus Health Services Ltd.	265,998	2,456
	CIE Automotive India Ltd.	484,222	2,430
	Gujarat Mineral Development Corp. Ltd.	311,952	2,429
	Zensar Technologies Ltd.	445,513	2,426
*	Aavas Financiers Ltd.	165,260	2,420
	Capri Global Capital Ltd.	1,217,714	2,398
	Balrampur Chini Mills Ltd.	433,926	2,388
[2]	IRB InvIT Fund	3,690,001	2,357
	Edelweiss Financial Services Ltd.	1,942,330	2,352
	eClerx Services Ltd.	154,942	2,345
	Jubilant Ingrevia Ltd.	310,335	2,337
	Gillette India Ltd.	27,744	2,335
	Intellect Design Arena Ltd.	294,743	2,329
	LT Foods Ltd.	506,655	2,318
	PCBL CHEMICAL Ltd.	750,319	2,311
	Tamilnad Mercantile Bank Ltd.	293,897	2,300
*	Jyoti CNC Automation Ltd.	289,963	2,299
[2]	Paradeep Phosphates Ltd.	1,679,019	2,296
*	Aditya Birla Lifestyle Brands Ltd.	2,087,428	2,275
*	Devyani International Ltd.	1,700,345	2,245
*,2	Eris Lifesciences Ltd.	160,390	2,242
	Avanti Feeds Ltd.	151,712	2,233
	Rainbow Children's Medicare Ltd.	166,858	2,217
	Kirloskar Pneumatic Co. Ltd.	139,028	2,214
	Birlasoft Ltd.	564,697	2,212
	Olectra Greentech Ltd.	167,305	2,209
	V-Guard Industries Ltd.	627,522	2,195
*,2	Ujjivan Small Finance Bank Ltd.	3,655,935	2,192
	Shaily Engineering Plastics Ltd.	81,102	2,173
	Jammu & Kashmir Bank Ltd.	1,581,622	2,159
	JM Financial Ltd.	1,458,254	2,146
	Shriram Pistons & Rings Ltd.	57,883	2,138
	Astra Microwave Products Ltd.	178,684	2,127
	Sarda Energy & Minerals Ltd.	338,228	2,120
*	Sapphire Foods India Ltd.	973,668	2,118
	RR Kabel Ltd.	127,208	2,117
[2]	IRCON International Ltd.	1,303,309	2,111
	Chennai Petroleum Corp. Ltd.	176,597	2,110
	Afcons Infrastructure Ltd.	584,734	2,105
	Time Technoplast Ltd.	1,029,529	2,103
	Gravita India Ltd.	121,369	2,098
	Jindal Saw Ltd.	884,457	2,087
	Sumitomo Chemical India Ltd.	469,176	2,084
	Poly Medicure Ltd.	129,898	2,080
	Karnataka Bank Ltd.	730,627	2,077
	PTC India Ltd.	943,474	2,077
	Ratnamani Metals & Tubes Ltd.	74,094	2,071
	JK Tyre & Industries Ltd.	479,735	2,070
	Vijaya Diagnostic Centre Ltd.	172,162	2,060
	JSW Dulux Ltd.	65,992	2,058
*	BlackBuck Ltd.	354,781	2,058
31

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	South Indian Bank Ltd.	4,924,204	2,057
*	Aadhar Housing Finance Ltd.	396,137	2,050
	Shipping Corp. of India Ltd.	634,251	2,043
	KSB Ltd.	196,538	2,037
*	Hindustan Construction Co. Ltd.	8,638,209	2,024
[2]	Metropolis Healthcare Ltd.	400,612	2,023
	Ramkrishna Forgings Ltd.	310,859	1,968
	Zydus Wellness Ltd.	366,504	1,967
	Belrise Industries Ltd.	869,800	1,964
[2]	Indian Energy Exchange Ltd.	1,478,050	1,954
	Supreme Petrochem Ltd.	243,325	1,948
	HEG Ltd.	305,824	1,925
	Swan Corp. Ltd.	541,111	1,920
	Graphite India Ltd.	256,538	1,918
	Century Plyboards India Ltd.	226,030	1,908
*	Gokaldas Exports Ltd.	251,122	1,888
	Vesuvius India Ltd.	342,125	1,881
*	Honasa Consumer Ltd.	510,008	1,843
	Sonata Software Ltd.	677,066	1,833
	Sudarshan Chemical Industries Ltd.	185,819	1,797
*	IFCI Ltd.	2,870,380	1,789
	Kirloskar Brothers Ltd.	97,823	1,789
	CMS Info Systems Ltd.	579,276	1,779
*	Nazara Technologies Ltd.	632,740	1,766
[2]	KPI Green Energy Ltd.	371,700	1,763
	Alembic Pharmaceuticals Ltd.	219,611	1,755
*	NMDC Steel Ltd.	3,855,798	1,744
	Gujarat State Fertilizers & Chemicals Ltd.	961,479	1,735
	Finolex Industries Ltd.	946,105	1,733
	Gujarat Pipavav Port Ltd.	1,048,346	1,728
	Pricol Ltd.	284,995	1,727
	JK Lakshmi Cement Ltd.	249,945	1,704
	Bikaji Foods International Ltd.	237,545	1,699
	Cemindia Projects Ltd.	196,624	1,699
	Praj Industries Ltd.	392,807	1,695
	Clean Science & Technology Ltd.	195,050	1,693
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	340,338	1,689
	Prudent Corporate Advisory Services Ltd.	56,480	1,689
*	Tbo Tek Ltd.	126,833	1,687
*	BrainBees Solutions Ltd.	662,996	1,683
	Doms Industries Ltd.	69,050	1,678
	DCM Shriram Ltd.	129,187	1,675
	BASF India Ltd.	43,209	1,663
	Care Ratings Ltd.	93,800	1,659
	Marksans Pharma Ltd.	844,707	1,656
	Minda Corp. Ltd.	299,946	1,654
	Procter & Gamble Health Ltd.	29,643	1,634
	AstraZeneca Pharma India Ltd.	18,683	1,625
	SKF India Ltd.	89,413	1,625
*	SBFC Finance Ltd.	1,650,414	1,614
	Chalet Hotels Ltd.	201,602	1,613
	Tega Industries Ltd.	90,762	1,599
	Welspun India Ltd.	1,163,340	1,598
*,2	Equitas Small Finance Bank Ltd.	2,253,502	1,592
	Transformers & Rectifiers India Ltd.	438,416	1,557
	Aarti Pharmalabs Ltd.	197,046	1,545
	IIFL Capital Services Ltd.	459,647	1,527
*	Eureka Forbes Ltd.	282,953	1,495
	Arvind Fashions Ltd.	317,483	1,488
	TSF Investments Ltd.	347,283	1,483
*	Le Travenues Technology Ltd.	825,974	1,472
	Elecon Engineering Co. Ltd.	271,040	1,456
	Shilpa Medicare Ltd.	338,108	1,456
	Trident Ltd.	5,272,074	1,455
	Mahindra Lifespace Developers Ltd.	402,276	1,449
	Garware Hi-Tech Films Ltd.	33,858	1,437
	Fine Organic Industries Ltd.	29,053	1,423
	Power Mech Projects Ltd.	54,053	1,423
	Archean Chemical Industries Ltd.	219,361	1,409
	Happiest Minds Technologies Ltd.	352,027	1,391
32

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Action Construction Equipment Ltd.	147,563	1,389
	Caplin Point Laboratories Ltd.	76,548	1,386
*	Websol Energy System Ltd.	1,178,237	1,381
	Maharashtra Scooters Ltd.	10,630	1,378
*	Bajaj Consumer Care Ltd.	284,267	1,356
	Vinati Organics Ltd.	96,633	1,355
	EPL Ltd.	560,126	1,340
[2]	Tejas Networks Ltd.	304,640	1,338
	Genus Power Infrastructures Ltd.	400,765	1,326
	RITES Ltd.	570,765	1,326
	Mrs Bectors Food Specialities Ltd.	634,728	1,320
*	Sanofi Consumer Healthcare India Ltd.	25,841	1,301
	Safari Industries India Ltd.	86,428	1,292
	Triveni Engineering & Industries Ltd.	294,586	1,283
	DCB Bank Ltd.	644,394	1,278
	Sanofi India Ltd.	35,208	1,267
	ISGEC Heavy Engineering Ltd.	109,325	1,258
	Jyothy Labs Ltd.	446,570	1,257
[2]	Godrej Agrovet Ltd.	195,337	1,231
	Blue Dart Express Ltd.	21,121	1,222
*	Rategain Travel Technologies Ltd.	190,542	1,216
	BLS International Services Ltd.	409,555	1,209
*	India Cements Ltd.	287,910	1,206
	Westlife Foodworld Ltd.	238,328	1,198
*	RattanIndia Power Ltd.	11,109,580	1,195
	ION Exchange India Ltd.	282,278	1,185
*	Nuvoco Vistas Corp. Ltd.	374,013	1,176
	JBM Auto Ltd.	175,822	1,176
	Suprajit Engineering Ltd.	265,271	1,165
*	GMR Power & Urban Infra Ltd.	1,018,570	1,152
	Mastek Ltd.	63,482	1,139
*	Aditya Birla Fashion & Retail Ltd.	1,643,645	1,121
	Rhi Magnesita India Ltd.	261,896	1,117
	JK Paper Ltd.	291,512	1,110
	Jupiter Life Line Hospitals Ltd.	85,609	1,109
	Birla Corp. Ltd.	114,945	1,106
	Bombay Burmah Trading Co.	68,755	1,092
	Garware Technical Fibres Ltd.	167,072	1,086
	Saregama India Ltd.	288,210	1,045
*	V-Mart Retail Ltd.	159,874	1,044
*	VIP Industries Ltd.	331,595	1,040
*	AvenuesAI Ltd.	7,119,688	1,037
*	Tata Teleservices Maharashtra Ltd.	2,271,929	1,033
	KRBL Ltd.	264,390	1,026
	PNC Infratech Ltd.	452,756	1,026
*,3	Reliance Infrastructure Ltd.	1,221,648	1,023
*	Network18 Media & Investments Ltd.	2,791,896	1,018
	Maharashtra Seamless Ltd.	150,052	1,015
	GMM Pfaudler Ltd.	105,306	1,007
	Rallis India Ltd.	354,582	998
	Anup Engineering Ltd.	45,614	997
	Cera Sanitaryware Ltd.	17,619	980
	Railtel Corp. of India Ltd.	277,906	956
*	Restaurant Brands Asia Ltd.	1,338,850	926
	Orient Electric Ltd.	471,127	921
*	Borosil Renewables Ltd.	173,494	921
*	Sheela Foam Ltd.	168,085	908
	NOCIL Ltd.	476,008	905
	NIIT Learning Systems Ltd.	272,259	903
	G R Infraprojects Ltd.	89,324	886
	GHCL Ltd.	164,143	882
	Campus Activewear Ltd.	336,179	882
*	Raymond Ltd.	176,973	876
*	Raymond Lifestyle Ltd.	101,384	857
	Gateway Distriparks Ltd.	1,399,992	851
[2]	Dilip Buildcon Ltd.	172,181	845
*,3	Embassy Developments Ltd.	1,641,745	806
*	TVS Supply Chain Solutions Ltd.	661,783	802
*	Alok Industries Ltd.	5,455,490	799
	Bajaj Electricals Ltd.	187,106	785
33

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Zaggle Prepaid Ocean Services Ltd.	290,399	740
	Galaxy Surfactants Ltd.	37,380	735
	Rain Industries Ltd.	548,503	733
	Thomas Cook India Ltd.	725,608	720
	Kaveri Seed Co. Ltd.	69,609	712
*	TeamLease Services Ltd.	52,776	687
	AurionPro Solutions Ltd.	74,187	684
	Balaji Amines Ltd.	47,159	667
*	Sun Pharma Advanced Research Co. Ltd.	410,653	622
	TTK Prestige Ltd.	113,019	603
	Vaibhav Global Ltd.	258,904	596
[2]	Quess Corp. Ltd.	279,541	586
*	Rajesh Exports Ltd.	434,409	550
*	Chemplast Sanmar Ltd.	226,814	547
	Alkyl Amines Chemicals Ltd.	32,724	526
	Pfizer Ltd.	10,045	501
	Orient Cement Ltd.	268,645	408
*	JSW Holdings Ltd.	2,993	395
*	Jai Balaji Industries Ltd.	459,520	381
	Tanla Platforms Ltd.	67,690	368
*	SignatureGlobal India Ltd.	35,323	325
*,3	Allcargo Global Ltd.	1,184,883	291
	Paisalo Digital Ltd.	435,071	230
	Polyplex Corp. Ltd.	11,752	118
*	Shree Renuka Sugars Ltd.	375,662	116
	Electrosteel Castings Ltd.	53,574	47
	Concord Biotech Ltd.	2,571	31
*	Gulshan Chemfill Ltd.	59,177	17
	Cello World Ltd.	1,722	8
*,3	Chennai Super Kings Cricket Ltd.	176,674	—
			852,240
Indonesia (0.5%)
*	Bumi Resources Minerals Tbk PT	194,218,476	9,044
*	Bumi Resources Tbk PT	604,353,300	8,405
	Aneka Tambang Tbk	27,433,719	5,953
	Adaro Andalan Indonesia PT	7,110,700	4,762
	Alamtri Minerals Indonesia Tbk PT	23,979,979	2,568
	Medco Energi Internasional Tbk PT	23,300,188	2,363
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,679,600	2,343
	Mitra Adiperkasa Tbk PT	30,728,900	2,163
	AKR Corporindo Tbk PT	22,564,615	2,064
	Mitra Keluarga Karyasehat Tbk PT	17,763,600	1,979
*	Japfa Comfeed Indonesia Tbk PT	13,792,400	1,979
	Medikaloka Hermina Tbk PT	27,904,793	1,854
	Timah Tbk PT	7,867,420	1,633
*	Bukalapak.com PT Tbk	185,614,200	1,600
*	MNC Digital Entertainment Tbk PT	33,966,500	1,571
*	Bank Jago Tbk PT	18,878,500	1,426
*	Bank Tabungan Negara Persero Tbk PT	17,949,450	1,409
	Cisarua Mountain Dairy Tbk PT	5,631,690	1,377
	Ciputra Development Tbk PT	32,731,855	1,306
	Indo Tambangraya Megah Tbk PT	835,900	1,287
*	ESSA Industries Indonesia Tbk PT	25,049,300	1,266
	Map Aktif Adiperkasa PT	33,078,000	1,169
	BFI Finance Indonesia Tbk PT	23,359,300	1,080
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,094,429	1,007
	Pakuwon Jati Tbk PT	52,535,034	959
	Bank Pan Indonesia Tbk PT	12,590,200	743
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	24,795,700	715
	Astra Agro Lestari Tbk PT	1,434,900	671
	Summarecon Agung Tbk PT	36,776,847	659
*	Lippo Karawaci Tbk PT	130,436,677	620
	Surya Citra Media Tbk PT	37,560,700	543
	Aspirasi Hidup Indonesia Tbk PT	24,872,900	515
*	Siloam International Hospitals Tbk PT	3,563,308	515
*	Bank Neo Commerce Tbk PT	27,987,772	496
*	Panin Financial Tbk PT	29,165,300	409
	Bank BTPN Syariah Tbk PT	6,953,400	402
	MDS Retailing Tbk PT	4,063,500	383
34

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,703,899	337
*	Media Nusantara Citra Tbk PT	23,082,500	323
*,3	Waskita Karya Persero Tbk PT	70,850,081	—
			69,898
Ireland (0.2%)
	Glanbia plc (XDUB)	738,347	17,149
	Cairn Homes plc (XDUB)	2,174,719	5,564
*,3	Greencore Group plc	632,202	18
			22,731
Israel (1.4%)
	Tel Aviv Stock Exchange Ltd.	329,724	16,591
	Paz Retail & Energy Ltd.	37,829	10,469
*	Doral Group Renewable Energy Resources Ltd.	385,914	9,636
	Alony Hetz Properties & Investments Ltd.	624,640	7,541
*	Bet Shemesh Engines Holdings 1997 Ltd.	30,308	7,411
	Partner Communications Co. Ltd.	491,859	6,545
*	OY Nofar Energy Ltd.	102,370	6,451
	Reit 1 Ltd.	732,022	6,426
	Turpaz Industries Ltd.	215,717	5,498
	YH Dimri Construction & Development Ltd.	36,670	4,998
	Formula Systems 1985 Ltd.	35,434	4,971
	Cellcom Israel Ltd.	403,368	4,955
	Electra Ltd.	146,395	4,825
*	Meshek Energy Renewable Energies Ltd.	1,078,030	4,687
	Israel Canada T.R Ltd.	668,174	4,660
	Generation Capital Ltd.	5,508,688	4,376
	Ashtrom Group Ltd.	175,524	4,340
*	Gilat Satellite Networks Ltd.	236,858	4,289
	Oil Refineries Ltd.	8,067,365	4,125
	Aura Investments Ltd.	568,052	4,055
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	31,026	3,834
*	Nayax Ltd.	54,432	3,796
	One Software Technologies Ltd.	173,788	3,794
	Hilan Ltd.	52,347	3,752
*	Equital Ltd.	86,209	3,709
	Inrom Construction Industries Ltd.	384,540	3,608
	Isracard Ltd.	693,201	3,541
	Max Stock Ltd.	344,734	3,433
*	Priortech Ltd.	31,056	3,327
*	Argo Properties NV	69,389	3,261
	Aryt Industries Ltd.	228,144	3,248
	Sella Capital Real Estate Ltd.	851,726	3,184
	Qualitau Ltd.	16,771	3,165
	Fox Wizel Ltd.	28,684	3,097
	Summit Real Estate Holdings Ltd.	146,375	2,741
	Danel Adir Yeoshua Ltd.	16,570	2,638
	IDI Insurance Co. Ltd.	33,121	2,559
	Blue Square Real Estate Ltd.	18,934	2,540
	Delta Galil Ltd.	40,281	2,334
	Lapidoth Capital Ltd.	80,621	2,232
	Elco Ltd.	37,401	1,826
	Delek Automotive Systems Ltd.	195,101	1,484
*	Perion Network Ltd.	142,565	1,460
	G City Ltd.	364,312	1,286
*	Orion Retail Properties Ltd.	45,807	50
			196,748
Italy (1.7%)
	Lottomatica Group SpA	883,907	25,988
[1]	Saipem SpA	4,785,320	25,927
	Azimut Holding SpA	402,589	17,096
	Banca Generali SpA	207,091	13,583
	Iveco Group NV	679,493	11,146
	De' Longhi SpA	253,522	9,859
	Maire SpA	526,189	9,731
[2]	Technogym SpA	394,402	9,292
	SOL SpA	135,613	9,172
	Iren SpA	2,290,392	7,009
[1]	DiaSorin SpA	82,386	5,621
[2]	Enav SpA	944,041	5,526
35

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	ERG SpA	193,749	5,236
[2]	Carel Industries SpA	171,304	5,228
	Amplifon SpA	452,365	5,011
	Brembo NV	527,281	4,969
*	Fincantieri SpA	348,820	4,906
	Webuild SpA (MTAA)	1,569,415	4,665
	Credito Emiliano SpA	259,044	4,591
	ACEA SpA	158,672	4,163
	MFE-MediaForEurope NV Class A	1,184,621	4,042
	Tamburi Investment Partners SpA	390,704	3,867
	Danieli & C Officine Meccaniche SpA (MTAA)	46,829	3,668
	Banca IFIS SpA	122,185	3,329
	Sesa SpA	27,273	2,761
	Cementir Holding NV	153,607	2,748
	Intercos SpA	188,287	2,686
	El.En. SpA	167,194	2,577
[2]	RAI Way SpA	344,030	2,474
	Moltiply Group SpA	54,371	2,176
	Italmobiliare SpA	62,508	2,136
*	Salvatore Ferragamo SpA	242,097	2,111
[1]	Sanlorenzo SpA	53,241	2,081
*,2	GVS SpA	251,792	1,253
	Ariston Holding NV	258,707	1,194
[1]	Piaggio & C SpA	595,993	1,126
	Arnoldo Mondadori Editore SpA	449,687	1,088
[1]	Zignago Vetro SpA	123,983	1,026
*,1	Juventus Football Club SpA	401,094	960
[2]	Anima Holding SpA	90,562	710
	Alerion Cleanpower SpA	21,908	705
[1]	MFE-MediaForEurope NV Class B	155,274	674
	Rizzoli Corriere Della Sera Mediagroup SpA	589,904	669
[1]	Tinexta SpA	19,007	339
			235,119
Japan (13.9%)
	Nitto Boseki Co. Ltd.	112,211	20,617
	Meiko Electronics Co. Ltd.	71,557	14,448
	Anritsu Corp.	469,300	12,285
	Nishi-Nippon Financial Holdings Inc.	461,500	11,588
	Fuji Corp.	291,988	11,375
	Penta-Ocean Construction Co. Ltd.	977,600	10,953
	Daishi Hokuetsu Financial Group Inc.	869,300	10,839
	SWCC Corp.	105,800	10,829
	UACJ Corp.	604,540	10,666
	Micronics Japan Co. Ltd.	115,300	9,694
	Hyakugo Bank Ltd.	804,200	9,151
	Citizen Watch Co. Ltd.	777,700	9,010
	Shiga Bank Ltd.	722,100	8,903
	Kanematsu Corp.	609,000	8,377
	CKD Corp.	214,800	8,323
	Denka Co. Ltd.	307,800	8,016
	Nissui Corp.	1,020,422	7,944
	Meidensha Corp.	142,287	7,774
	North Pacific Bank Ltd.	1,217,000	7,738
	Sanki Engineering Co. Ltd.	498,801	7,687
	ADEKA Corp.	306,355	7,673
	Seiko Group Corp.	205,316	7,627
	Japan Petroleum Exploration Co. Ltd.	528,800	7,565
	Mirait One Corp.	291,571	7,513
	Juroku Financial Group Inc.	560,300	7,362
[1]	Ferrotec Corp.	150,153	7,239
	Sinfonia Technology Co. Ltd.	77,000	7,078
	Daihen Corp.	70,651	6,990
	Nisshinbo Holdings Inc.	527,000	6,952
	Shibaura Mechatronics Corp.	218,800	6,798
	Suruga Bank Ltd.	458,300	6,795
[1]	Rigaku Holdings Corp.	389,800	6,775
	Tokyo Kiraboshi Financial Group Inc.	89,866	6,688
	Oki Electric Industry Co. Ltd.	307,006	6,642
	Mitsui-Soko Holdings Co. Ltd.	263,256	6,637
36

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Nippon Gas Co. Ltd.	380,800	6,537
	Tokuyama Corp.	253,900	6,522
	Rengo Co. Ltd.	824,800	6,499
	Hazama Ando Corp.	535,279	6,490
	San-In Godo Bank Ltd.	530,600	6,378
	Aichi Financial Group Inc.	664,270	6,302
	Dai-Dan Co. Ltd.	347,500	6,206
	Inaba Denki Sangyo Co. Ltd.	366,600	6,184
	ARE Holdings Inc.	269,000	6,158
	Daiwabo Holdings Co. Ltd.	301,880	6,147
	Hanwa Co. Ltd.	594,815	6,144
	Makino Milling Machine Co. Ltd.	79,380	6,029
	Ogaki Kyoritsu Bank Ltd.	131,274	5,877
	Senko Group Holdings Co. Ltd.	492,700	5,832
	Toho Holdings Co. Ltd.	202,218	5,770
	Bank of Nagoya Ltd.	151,236	5,647
	Keiyo Bank Ltd.	406,500	5,635
	Max Co. Ltd.	524,200	5,613
	C Uyemura & Co. Ltd.	37,000	5,539
	MEITEC Group Holdings Inc.	272,038	5,448
	Namura Shipbuilding Co. Ltd.	204,400	5,354
	Wacoal Holdings Corp.	181,500	5,354
	Kiyo Bank Ltd.	202,110	5,352
	Tokai Carbon Co. Ltd.	745,500	5,302
	Takeuchi Manufacturing Co. Ltd.	117,200	5,283
	Comforia Residential REIT Inc.	7,409	5,211
	Nojima Corp.	666,300	5,194
	Japan Elevator Service Holdings Co. Ltd.	512,700	5,187
	OSG Corp.	244,700	5,118
	OKUMA Corp.	178,200	5,114
	Hyakujushi Bank Ltd.	334,200	5,093
	Tsubakimoto Chain Co.	338,092	5,068
	Senshu Ikeda Holdings Inc.	854,100	5,025
	Musashino Bank Ltd.	330,600	5,022
	NTN Corp.	2,029,400	4,954
	Nanto Bank Ltd.	515,100	4,889
	Ushio Inc.	242,000	4,873
	Tsugami Corp.	161,400	4,841
	Awa Bank Ltd.	119,200	4,836
	Kanadevia Corp.	623,510	4,806
	Fuso Chemical Co. Ltd.	229,400	4,803
	Sumitomo Warehouse Co. Ltd.	198,155	4,775
	Nishi-Nippon Railroad Co. Ltd.	259,300	4,750
	Hulic REIT Inc.	4,522	4,718
[1]	Hokkaido Electric Power Co. Inc.	720,200	4,682
	Kumagai Gumi Co. Ltd.	488,120	4,680
	Lintec Corp.	143,200	4,634
	Yoshinoya Holdings Co. Ltd.	227,820	4,596
	Morinaga & Co. Ltd.	265,600	4,532
	Nihon M&A Center Holdings Inc.	1,078,500	4,517
	Towa Corp.	237,395	4,512
	Okumura Corp.	114,552	4,503
	Sanyo Denki Co. Ltd.	100,100	4,432
	Aica Kogyo Co. Ltd.	197,100	4,413
	Mizuho Leasing Co. Ltd.	485,105	4,411
	Musashi Seimitsu Industry Co. Ltd.	161,130	4,410
	H2O Retailing Corp.	299,500	4,395
	Mizuno Corp.	206,968	4,394
	Pigeon Corp.	405,900	4,382
	Mori Trust REIT Inc.	8,948	4,340
	Glory Ltd.	170,500	4,337
	Furuno Electric Co. Ltd.	92,500	4,292
	Yamaichi Electronics Co. Ltd.	64,089	4,276
	Kyoritsu Maintenance Co. Ltd.	279,100	4,246
	CCI Group Inc.	706,310	4,246
	Ship Healthcare Holdings Inc.	284,072	4,227
	Inabata & Co. Ltd.	169,700	4,183
	NSD Co. Ltd.	242,468	4,162
	Tocalo Co. Ltd.	208,000	4,150
	Nippn Corp.	245,229	4,145
37

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Okamura Corp.	258,347	4,145
	NTT UD REIT Investment Corp.	4,687	4,116
	H.U. Group Holdings Inc.	205,900	4,108
	Daiseki Co. Ltd.	152,744	4,090
	Tokai Tokyo Financial Holdings Inc.	901,500	4,062
	Osaka Soda Co. Ltd.	339,100	4,060
	Nippon Light Metal Holdings Co. Ltd.	221,096	4,049
	Noritake Co. Ltd.	183,800	4,046
	PILLAR Corp.	68,800	4,045
	Fujimi Inc.	194,641	4,026
	Nakanishi Inc.	227,000	4,010
	Umios Corp.	472,100	3,992
	Toa Corp.	223,200	3,988
	Seria Co. Ltd.	182,093	3,983
	JVCKenwood Corp.	524,840	3,956
	Nishimatsu Construction Co. Ltd.	107,062	3,938
*,1	Chiyoda Corp.	606,400	3,934
	Starts Corp. Inc.	128,615	3,927
	Japan Securities Finance Co. Ltd.	284,941	3,923
[1]	Colowide Co. Ltd.	330,700	3,915
	Takuma Co. Ltd.	221,800	3,910
	EDION Corp.	288,375	3,907
	Okasan Securities Group Inc.	674,900	3,897
[1]	Create Restaurants Holdings Inc.	854,380	3,897
	Yodoko Ltd.	445,465	3,825
	Nextage Co. Ltd.	172,000	3,775
	Nippon Soda Co. Ltd.	162,750	3,772
	Katitas Co. Ltd.	188,100	3,755
	Seiren Co. Ltd.	184,700	3,749
	Toagosei Co. Ltd.	344,892	3,745
	Exedy Corp.	95,600	3,743
	DeNA Co. Ltd.	228,900	3,735
	Mitsubishi Estate Logistics REIT Investment Corp.	4,791	3,722
	Raito Kogyo Co. Ltd.	152,600	3,719
	Pilot Corp.	121,700	3,712
	Japan Excellent Inc.	4,057	3,710
	Tokyu REIT Inc.	2,991	3,689
	Yonex Co. Ltd.	217,600	3,685
	Taikisha Ltd.	165,376	3,673
	Kaga Electronics Co. Ltd.	136,600	3,658
	Toei Co. Ltd.	98,245	3,623
[1]	Union Tool Co.	33,700	3,621
	Ain Holdings Inc.	99,700	3,615
	Hokuriku Electric Power Co.	649,100	3,613
	Miyazaki Bank Ltd.	285,265	3,612
	Tadano Ltd.	410,100	3,595
	Valor Holdings Co. Ltd.	150,500	3,546
	Nippon Densetsu Kogyo Co. Ltd.	113,303	3,537
	Yamanashi Chuo Bank Ltd.	102,817	3,537
	Oita Bank Ltd.	259,335	3,535
	Shikoku Kasei Holdings Corp.	109,800	3,513
	Toho Bank Ltd.	820,564	3,503
	Heiwa Real Estate REIT Inc.	3,722	3,498
	Duskin Co. Ltd.	138,560	3,487
	Tokai Rika Co. Ltd.	189,000	3,486
	Saizeriya Co. Ltd.	106,621	3,473
	YAMABIKO Corp.	138,500	3,449
	TOMONY Holdings Inc.	607,000	3,428
	Arcs Co. Ltd.	156,400	3,399
	KYB Corp.	117,800	3,395
	Kitz Corp.	252,148	3,395
	Sangetsu Corp.	178,220	3,393
	First Bank of Toyama Ltd.	205,550	3,388
	Megmilk Snow Brand Co. Ltd.	168,500	3,386
	Itoki Corp.	165,900	3,370
	NIPPON REIT Investment Corp.	5,886	3,370
	DCM Holdings Co. Ltd.	359,588	3,359
	Fukuda Denshi Co. Ltd.	51,898	3,350
	Takara Standard Co. Ltd.	177,099	3,349
	Star Asia Investment Corp.	9,283	3,340
38

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	PAL GROUP Holdings Co. Ltd.	347,400	3,339
	Nippon Paper Industries Co. Ltd.	397,300	3,334
	MEC Co. Ltd.	55,200	3,320
	Kissei Pharmaceutical Co. Ltd.	118,800	3,314
	Tamron Co. Ltd.	478,000	3,307
	Chudenko Corp.	108,400	3,293
	Kanamoto Co. Ltd.	111,500	3,287
[1]	Santec Holdings Corp.	18,300	3,283
	DTS Corp.	502,368	3,274
	Leopalace21 Corp.	782,900	3,262
	Nikkiso Co. Ltd.	191,761	3,259
	Nichicon Corp.	212,283	3,247
	Hoshino Resorts REIT Inc.	1,998	3,232
	San ju San Financial Group Inc.	314,608	3,226
	Iino Kaiun Kaisha Ltd.	307,236	3,224
	Nihon Parkerizing Co. Ltd.	350,461	3,223
	Daiei Kankyo Co. Ltd.	134,000	3,219
	Nisshin Oillio Group Ltd.	278,556	3,204
	Muninova Holdings Inc.	1,084,300	3,193
	Kurabo Industries Ltd.	52,600	3,180
	KOMEDA Holdings Co. Ltd.	163,100	3,175
	Sakata Seed Corp.	120,056	3,147
	Okinawa Cellular Telephone Co.	146,074	3,126
	Hosiden Corp.	175,067	3,109
	Chugoku Marine Paints Ltd.	150,300	3,078
	TOKAI Holdings Corp.	420,700	3,057
	Fukuoka REIT Corp.	2,651	3,054
	Monogatari Corp.	113,420	3,051
	Kato Sangyo Co. Ltd.	77,900	3,046
	TS Tech Co. Ltd.	278,100	3,046
	Nittetsu Mining Co. Ltd.	193,800	3,040
	San-A Co. Ltd.	144,288	3,030
	Toyo Ink SC Holdings Co. Ltd.	121,054	3,019
	Riken Keiki Co. Ltd.	140,400	3,015
	Simplex Holdings Inc.	534,700	2,999
	As One Corp.	216,212	2,998
	Japan Material Co. Ltd.	259,000	2,982
	JCU Corp.	70,000	2,977
[1]	Seikoh Giken Co. Ltd.	16,000	2,975
	Shinmaywa Industries Ltd.	181,768	2,971
	Fujibo Holdings Inc.	117,700	2,967
[1]	Kasumigaseki Capital Co. Ltd.	71,000	2,951
	Taihei Dengyo Kaisha Ltd.	160,900	2,946
	TKC Corp.	127,398	2,919
	Kaken Pharmaceutical Co. Ltd.	111,500	2,902
	Kureha Corp.	115,606	2,901
	Tokyu Construction Co. Ltd.	306,200	2,890
	Monex Group Inc.	667,687	2,867
	Totetsu Kogyo Co. Ltd.	81,100	2,862
	Toyobo Co. Ltd.	312,600	2,857
	Daiichikosho Co. Ltd.	274,466	2,841
	Furuya Metal Co. Ltd.	59,800	2,830
	Mani Inc.	258,600	2,823
	Fukuyama Transporting Co. Ltd.	84,400	2,804
	Sumitomo Osaka Cement Co. Ltd.	112,500	2,802
*,1	Sanken Electric Co. Ltd.	46,200	2,784
	Nippon Seiki Co. Ltd.	169,832	2,778
*	PeptiDream Inc.	372,800	2,748
	Optorun Co. Ltd.	105,300	2,746
*	LIFENET INSURANCE CO.	221,600	2,729
	Izumi Co. Ltd.	449,600	2,722
	Noritsu Koki Co. Ltd.	204,400	2,721
	SMS Co. Ltd.	238,800	2,721
	Tokyo Keiki Inc.	55,039	2,660
	Enplas Corp.	24,153	2,644
	Hioki EE Corp.	37,100	2,644
	San-Ai Obbli Co. Ltd.	179,700	2,644
	Global One Real Estate Investment Corp.	3,377	2,637
	Mitsubishi Pencil Co. Ltd.	175,100	2,619
*	Sansan Inc.	321,800	2,609
39

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Bank of Iwate Ltd.	206,496	2,600
	Japan Aviation Electronics Industry Ltd.	169,600	2,593
	Nomura Micro Science Co. Ltd.	108,900	2,568
	Toho Titanium Co. Ltd.	119,100	2,564
	FCC Co. Ltd.	119,743	2,553
	Nitto Kogyo Corp.	88,088	2,548
[1]	Shochiku Co. Ltd.	38,500	2,544
	Gunze Ltd.	109,214	2,520
	Systena Corp.	920,900	2,519
	Takasago International Corp.	334,200	2,505
	JAFCO Group Co. Ltd.	180,700	2,484
	Ohsho Food Service Corp.	132,622	2,478
	Open Up Group Inc.	221,392	2,474
	Maruzen Showa Unyu Co. Ltd.	49,900	2,471
	FP Corp.	165,600	2,447
	Chiba Kogyo Bank Ltd.	181,900	2,441
	Bunka Shutter Co. Ltd.	206,900	2,438
	Sakata INX Corp.	162,600	2,427
	MOS Food Services Inc.	95,958	2,414
	Okinawa Financial Group Inc.	66,444	2,378
	Jaccs Co. Ltd.	91,300	2,371
	GungHo Online Entertainment Inc.	149,600	2,367
	Matsuda Sangyo Co. Ltd.	55,400	2,361
	Heiwa Corp.	203,900	2,357
	Megachips Corp.	37,760	2,354
	Financial Partners Group Co. Ltd.	229,600	2,342
	Hamakyorex Co. Ltd.	213,400	2,341
	Joyful Honda Co. Ltd.	177,948	2,338
	Matsui Securities Co. Ltd.	395,700	2,328
	Ai Holdings Corp.	134,900	2,325
	Toenec Corp.	148,700	2,317
[1]	Sun Corp.	41,812	2,317
	Nihon Dengi Co. Ltd.	149,692	2,304
	Totech Corp.	94,200	2,301
	Life Corp.	139,900	2,299
	Hokuetsu Corp.	403,721	2,293
	Menicon Co. Ltd.	222,000	2,293
	Tri Chemical Laboratories Inc.	109,776	2,284
	Mitsuboshi Belting Ltd.	90,600	2,283
	Hankyu Hanshin REIT Inc.	2,391	2,281
	Towa Pharmaceutical Co. Ltd.	90,082	2,274
	Trusco Nakayama Corp.	164,400	2,270
	Furukawa Co. Ltd.	84,998	2,268
	Ariake Japan Co. Ltd.	65,300	2,263
	Aoyama Trading Co. Ltd.	448,800	2,262
	Heiwa Real Estate Co. Ltd.	145,084	2,251
	Yellow Hat Ltd.	232,100	2,246
	Shibaura Machine Co. Ltd.	83,700	2,246
	Central Glass Co. Ltd.	85,713	2,243
	Ichigo Inc.	702,500	2,242
[1]	Ise Chemicals Corp.	66,850	2,241
	Topre Corp.	147,400	2,240
	Nomura Co. Ltd.	298,800	2,232
	Optex Group Co. Ltd.	119,800	2,228
	Yokowo Co. Ltd.	78,437	2,224
	Fuji Seal International Inc.	140,700	2,223
	Techno Ryowa Ltd.	50,007	2,216
	Yokogawa Bridge Holdings Corp.	117,800	2,207
	Japan Wool Textile Co. Ltd.	193,089	2,206
	Procrea Holdings Inc.	96,061	2,206
	Hochiki Corp.	178,800	2,202
	Morita Holdings Corp.	136,866	2,199
	Autobacs Seven Co. Ltd.	226,000	2,195
	Ryoyo Ryosan Holdings Inc.	126,781	2,195
	Tosei Corp.	210,700	2,189
	Shikoku Bank Ltd.	133,740	2,186
	Japan Pulp & Paper Co. Ltd.	308,700	2,182
	Daio Paper Corp.	356,400	2,180
	Bank of the Ryukyus Ltd.	135,167	2,172
	Uchida Yoko Co. Ltd.	167,000	2,159
40

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Idec Corp.	101,000	2,156
	World Co. Ltd.	222,400	2,155
	Toyo Tanso Co. Ltd.	55,010	2,143
	Wacom Co. Ltd.	464,936	2,140
	Yurtec Corp.	133,500	2,138
	Infomart Corp.	768,300	2,133
	Akita Bank Ltd.	61,000	2,130
	Nohmi Bosai Ltd.	80,600	2,118
	Valqua Ltd.	57,300	2,111
	Itochu Enex Co. Ltd.	172,400	2,098
	Ishihara Sangyo Kaisha Ltd.	108,800	2,096
	Royal Holdings Co. Ltd.	239,100	2,096
	JINS Holdings Inc.	49,100	2,093
	KH Neochem Co. Ltd.	118,500	2,093
	Eiken Chemical Co. Ltd.	105,900	2,085
*,1	ARCHION Corp.	1,077,500	2,085
[1]	Anycolor Inc.	117,700	2,079
	Tochigi Bank Ltd.	339,612	2,078
	Npr Riken Corp.	83,600	2,075
	Create SD Holdings Co. Ltd.	98,818	2,064
	CRE Logistics REIT Inc.	2,079	2,057
	Kanto Denka Kogyo Co. Ltd.	191,800	2,052
	Mixi Inc.	124,200	2,052
	T Hasegawa Co. Ltd.	111,100	2,049
[1]	Toyo Gosei Co. Ltd.	21,000	2,049
	ARCLANDS Corp.	180,598	2,048
	Konoike Transport Co. Ltd.	113,500	2,048
	Anicom Holdings Inc.	213,400	2,046
	Transcosmos Inc.	83,596	2,041
	Ricoh Leasing Co. Ltd.	52,506	2,040
	Fuji Kyuko Co. Ltd.	141,400	2,039
	Fujita Kanko Inc.	154,700	2,034
	Hirata Corp.	97,433	2,029
	Heiwado Co. Ltd.	119,000	2,017
	Shin Nippon Air Technologies Co. Ltd.	88,100	2,016
	Funai Soken Holdings Inc.	281,900	2,011
	Galilei Co. Ltd.	88,100	2,007
	Tokyo Steel Manufacturing Co. Ltd.	184,500	2,006
	Kyokuto Kaihatsu Kogyo Co. Ltd.	115,400	1,992
	RS Technologies Co. Ltd.	51,400	1,990
	Arisawa Manufacturing Co. Ltd.	114,200	1,988
	Argo Graphics Inc.	229,400	1,982
	Ichigo Office REIT Investment Corp.	3,407	1,976
	Kurimoto Ltd.	203,700	1,975
	Yuasa Co. Ltd.	51,600	1,969
	Onward Holdings Co. Ltd.	415,156	1,963
	Premium Group Co. Ltd.	166,600	1,963
	Komeri Co. Ltd.	91,600	1,954
	Belc Co. Ltd.	43,800	1,952
	Shoei Co. Ltd.	174,200	1,941
	Aichi Steel Corp.	104,608	1,929
	Nippon Signal Co. Ltd.	179,016	1,929
	Mirai Corp.	6,559	1,928
	Hibiya Engineering Ltd.	99,000	1,902
	SOSiLA Logistics REIT Inc.	2,417	1,901
	NS United Kaiun Kaisha Ltd.	39,000	1,899
	Shibuya Corp.	87,300	1,898
	Happinet Corp.	110,800	1,896
	Hosokawa Micron Corp.	50,000	1,896
	Nachi-Fujikoshi Corp.	58,351	1,896
*,1	Japan Display Inc.	3,016,600	1,895
	DKS Co. Ltd.	35,000	1,893
	Tsurumi Manufacturing Co. Ltd.	134,400	1,872
	IDOM Inc.	221,500	1,868
	TechMatrix Corp.	160,900	1,868
	METAWATER Co. Ltd.	86,300	1,867
[1]	OSAKA Titanium Technologies Co. Ltd.	114,100	1,860
	Central Automotive Products Ltd.	161,315	1,860
	A&D HOLON Holdings Co. Ltd.	101,137	1,858
	Tokyotokeiba Co. Ltd.	52,400	1,857
41

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Zacros Corp.	211,200	1,854
	Doutor Nichires Holdings Co. Ltd.	104,237	1,841
	Nishio Holdings Co. Ltd.	66,700	1,840
	Shin-Etsu Polymer Co. Ltd.	135,000	1,838
*	Nxera Pharma Co. Ltd.	294,300	1,833
	S&B Foods Inc.	62,200	1,833
	Asahi Kogyosha Co. Ltd.	76,600	1,826
	Takaoka Toko Co. Ltd.	37,800	1,825
	Fukui Bank Ltd.	76,055	1,823
	Bank of Saga Ltd.	55,800	1,820
	Tsukishima Holdings Co. Ltd.	90,800	1,815
	BML Inc.	74,600	1,814
	UT Group Co. Ltd.	1,523,500	1,804
	Mochida Pharmaceutical Co. Ltd.	83,500	1,796
	Nichiha Corp.	90,600	1,796
	Seika Corp.	93,600	1,788
	Maeda Kosen Co. Ltd.	153,100	1,787
	Orient Corp.	274,500	1,782
	Axial Retailing Inc.	246,820	1,777
*,1	Atom Corp.	423,457	1,774
	MIRARTH Real Estate Investment Corp.	3,154	1,774
	Senshu Electric Co. Ltd.	45,482	1,773
	Milbon Co. Ltd.	108,320	1,767
	& ST HD Co. Ltd.	92,000	1,757
	ASAHI YUKIZAI Corp.	47,811	1,753
	Nitta Corp.	61,500	1,748
	Sakura Internet Inc.	87,000	1,742
	Arata Corp.	97,518	1,730
	Japan Lifeline Co. Ltd.	190,000	1,721
	Noevir Holdings Co. Ltd.	61,000	1,704
	Nishikawa Rubber Co. Ltd.	83,341	1,704
	Sun Frontier Fudousan Co. Ltd.	98,700	1,694
	Noritz Corp.	112,587	1,691
	Elecom Co. Ltd.	163,000	1,688
	Hiday Hidaka Corp.	92,719	1,683
[1]	Kura Sushi Inc.	153,000	1,682
	Alconix Corp.	105,314	1,673
	Yamazen Corp.	170,000	1,670
	Wakita & Co. Ltd.	143,600	1,661
	Saibu Gas Holdings Co. Ltd.	116,073	1,660
	Osaka Organic Chemical Industry Ltd.	55,300	1,658
	Toshiba TEC Corp.	96,100	1,655
	Nishimatsuya Chain Co. Ltd.	129,000	1,650
	Sodick Co. Ltd.	166,778	1,649
	Mitsui High-Tec Inc.	394,900	1,645
	Koa Corp.	136,300	1,642
	Yamagata Bank Ltd.	100,904	1,641
	Konishi Co. Ltd.	180,700	1,636
	Appier Group Inc.	284,800	1,633
	Tokyo Electron Device Ltd.	73,100	1,624
	Zuken Inc.	57,300	1,618
	Kohnan Shoji Co. Ltd.	62,500	1,617
	Earth Corp.	55,243	1,616
	Yokorei Co. Ltd.	153,000	1,602
	Showa Sangyo Co. Ltd.	81,400	1,596
	Doshisha Co. Ltd.	76,200	1,591
	Yahagi Construction Co. Ltd.	116,400	1,591
	Mitsuuroko Group Holdings Co. Ltd.	124,900	1,585
	Toyo Engineering Corp.	108,200	1,582
	Eagle Industry Co. Ltd.	87,800	1,581
	Eizo Corp.	120,112	1,581
	Meisei Industrial Co. Ltd.	133,800	1,578
	Okamoto Industries Inc.	43,800	1,573
	Daiichi Jitsugyo Co. Ltd.	76,800	1,570
	ESPEC Corp.	73,608	1,566
	Tamura Corp.	291,900	1,561
	JBCC Holdings Inc.	202,200	1,555
	Digital Arts Inc.	43,300	1,548
	Komori Corp.	159,800	1,533
[1]	West Holdings Corp.	82,700	1,530
42

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	TV Asahi Holdings Corp.	73,800	1,527
	United Super Markets Holdings Inc.	291,206	1,523
	SBS Holdings Inc.	57,000	1,519
	Nissei ASB Machine Co. Ltd.	29,200	1,516
	Imperial Hotel Ltd.	196,600	1,514
	TOA ROAD Corp.	150,280	1,507
	Torishima Pump Manufacturing Co. Ltd.	73,000	1,505
	Token Corp.	18,486	1,500
	Tachi-S Co. Ltd.	114,500	1,499
	Nippon Thompson Co. Ltd.	212,300	1,497
	Kawada Technologies Inc.	156,300	1,496
	Japan Investment Adviser Co. Ltd.	106,600	1,494
	Kameda Seika Co. Ltd.	163,800	1,493
	Osaki Electric Co. Ltd.	114,100	1,490
	Sinko Industries Ltd.	190,423	1,486
	Kumiai Chemical Industry Co. Ltd.	305,550	1,482
	Asanuma Corp.	251,100	1,482
	TSI Holdings Co. Ltd.	175,600	1,479
	Takamatsu Construction Group Co. Ltd.	69,000	1,478
	Maxell Ltd.	115,500	1,476
	TRE Holdings Corp.	144,100	1,475
	Lifedrink Co. Inc.	166,940	1,473
	Shizuoka Gas Co. Ltd.	163,500	1,470
	Itochu-Shokuhin Co. Ltd.	17,900	1,468
	JAC Recruitment Co. Ltd.	265,800	1,467
*,1	PKSHA Technology Inc.	69,500	1,467
	Marusan Securities Co. Ltd.	218,855	1,462
	ZERIA Pharmaceutical Co. Ltd.	105,940	1,461
	Fuji Co. Ltd.	112,100	1,457
	Matsuya Co. Ltd.	136,400	1,457
	TPR Co. Ltd.	185,658	1,456
	Keihanshin Building Co. Ltd.	121,000	1,454
	Riken Technos Corp.	136,000	1,441
	WingArc1st Inc.	84,500	1,441
	eGuarantee Inc.	127,000	1,438
	Future Corp.	146,300	1,428
	Ehime Bank Ltd.	125,400	1,422
	Kisoji Co. Ltd.	96,160	1,421
	Kamei Corp.	69,200	1,416
	Tanseisha Co. Ltd.	154,600	1,414
[1]	Ichibanya Co. Ltd.	254,740	1,408
	Roland Corp.	54,000	1,408
	Hokkaido Gas Co. Ltd.	265,400	1,402
	Sakai Moving Service Co. Ltd.	75,500	1,402
	Ryobi Ltd.	85,987	1,401
	Genky DrugStores Co. Ltd.	60,200	1,400
	Yamae Group Holdings Co. Ltd.	76,600	1,397
	Kyorin Pharmaceutical Co. Ltd.	140,600	1,391
	Joshin Corp.	74,826	1,390
	Denyo Co. Ltd.	60,000	1,379
	Nissha Co. Ltd.	171,360	1,378
	Sala Corp.	208,108	1,376
[1]	Asahi Diamond Industrial Co. Ltd.	166,022	1,375
	Aida Engineering Ltd.	180,806	1,373
	Nissan Shatai Co. Ltd.	236,714	1,372
	Riken Vitamin Co. Ltd.	77,600	1,372
	Mitani Sekisan Co. Ltd.	125,300	1,372
	United Arrows Ltd.	86,967	1,371
	K&O Energy Group Inc.	45,000	1,371
	Prima Meat Packers Ltd.	85,360	1,362
[1]	Kosaido Holdings Co. Ltd.	352,500	1,360
	Yondenko Corp.	104,000	1,360
	Ki-Star Real Estate Co. Ltd.	67,000	1,358
	Aisan Industry Co. Ltd.	122,200	1,350
	Iriso Electronics Co. Ltd.	62,700	1,350
	Solasto Corp.	188,000	1,350
	Plus Alpha Consulting Co. Ltd.	96,434	1,349
[1]	Japan Engine Corp.	17,000	1,348
	Prestige International Inc.	316,900	1,346
[1]	Dip Corp.	115,700	1,344
43

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Sanyo Chemical Industries Ltd.	42,154	1,343
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	196,012	1,338
	Nippon Ceramic Co. Ltd.	57,400	1,333
	Sakai Chemical Industry Co. Ltd.	56,009	1,332
	Weathernews Inc.	102,800	1,331
	Restar Corp.	72,500	1,331
	Nippon Kanzai Holdings Co. Ltd.	72,000	1,331
	CTI Engineering Co. Ltd.	73,800	1,328
	Press Kogyo Co. Ltd.	260,100	1,312
	Nippon Yakin Kogyo Co. Ltd.	44,879	1,304
	Tsuburaya Fields Holdings Inc.	141,774	1,303
	ASKA Pharmaceutical Holdings Co. Ltd.	70,400	1,302
	Futaba Industrial Co. Ltd.	206,300	1,289
	Vision Inc.	182,265	1,279
	Shinnihon Corp.	103,700	1,277
[1]	Cybozu Inc.	95,400	1,271
	Broadleaf Co. Ltd.	219,600	1,270
	Oiles Corp.	76,508	1,269
	G-Tekt Corp.	109,900	1,266
	Teikoku Sen-I Co. Ltd.	72,084	1,260
	Takara Bio Inc.	171,600	1,257
*	RENOVA Inc.	174,600	1,252
	Ringer Hut Co. Ltd.	88,100	1,249
	HI-LEX Corp.	73,500	1,247
	Anest Iwata Corp.	122,600	1,241
	Japan Transcity Corp.	166,992	1,239
	Katakura Industries Co. Ltd.	75,592	1,238
	J Trust Co. Ltd.	289,400	1,237
	Pack Corp.	147,900	1,231
	Vital KSK Holdings Inc.	137,600	1,226
	m-up Holdings Inc.	263,700	1,222
	Tokai Corp.	72,500	1,217
	Bando Chemical Industries Ltd.	93,900	1,216
	Koshidaka Holdings Co. Ltd.	189,908	1,216
	Mirarth Holdings Inc.	477,800	1,212
	Sumitomo Seika Chemicals Co. Ltd.	156,500	1,201
	Stella Chemifa Corp.	35,000	1,200
	Mitsui DM Sugar Co. Ltd.	56,700	1,200
	Unipres Corp.	143,380	1,200
	Zojirushi Corp.	118,900	1,197
	M&A Capital Partners Co. Ltd.	57,400	1,185
	Obara Group Inc.	33,440	1,182
	AOKI Holdings Inc.	119,004	1,179
	One REIT Inc.	2,358	1,178
[1]	Tama Home Co. Ltd.	51,900	1,175
	Nagawa Co. Ltd.	35,400	1,174
	Bell System24 Holdings Inc.	122,800	1,173
	Starzen Co. Ltd.	160,200	1,163
	Shinagawa Refra Co. Ltd.	95,200	1,162
	Sato Corp.	87,300	1,161
	Nichireki Group Co. Ltd.	89,600	1,160
	Daiwa Industries Ltd.	94,300	1,153
	Nippon Parking Development Co. Ltd.	722,500	1,144
	Mitsuba Corp.	156,924	1,144
	Sekisui Jushi Corp.	85,300	1,142
	Raiznext Corp.	79,100	1,141
	Kyokuyo Co. Ltd.	39,600	1,140
	Sankei Real Estate Inc.	1,432	1,138
	Tekken Corp.	36,600	1,137
	Sintokogio Ltd.	180,300	1,136
	Sumida Corp.	131,909	1,130
	Computer Engineering & Consulting Ltd.	90,670	1,123
	AZ-COM MARUWA Holdings Inc.	195,700	1,122
	Aucnet Inc.	145,200	1,118
	Okinawa Electric Power Co. Inc.	187,008	1,117
	Nippon Carbon Co. Ltd.	36,200	1,109
	Okura Industrial Co. Ltd.	34,900	1,109
	DyDo Group Holdings Inc.	68,288	1,104
	Fukuda Corp.	20,500	1,099
	SIGMAXYZ Holdings Inc.	267,400	1,096
44

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Oyo Corp.	62,400	1,091
	Goldcrest Co. Ltd.	50,780	1,083
	ES-Con Japan Ltd.	143,500	1,082
	JCR Pharmaceuticals Co. Ltd.	303,500	1,076
	Sagami Holdings Corp.	97,696	1,071
[1]	Shoei Foods Corp.	40,800	1,066
	Siix Corp.	129,900	1,065
	Hakuto Co. Ltd.	39,800	1,064
	Starts Proceed Investment Corp.	857	1,062
	Tokushu Tokai Paper Co. Ltd.	104,600	1,060
	Teikoku Corp.	60,200	1,059
	CMK Corp.	260,000	1,051
	Strike Group Co. Ltd.	122,842	1,049
[1]	ASKUL Corp.	139,389	1,048
	Matsuyafoods Holdings Co. Ltd.	31,000	1,042
	RYODEN Corp.	45,700	1,035
	SRA Holdings	36,000	1,031
	Mitsubishi Research Institute Inc.	35,900	1,031
	KPP Group Holdings Co. Ltd.	165,915	1,028
	Chori Co. Ltd.	37,700	1,025
	Murakami Corp.	23,419	1,023
	Topy Industries Ltd.	54,279	1,022
	Geo Holdings Corp.	85,700	1,021
	Daiki Aluminium Industry Co. Ltd.	108,630	1,021
	Shibusawa Logistics Corp.	125,436	1,018
	Altech Corp.	63,200	1,018
	Marudai Food Co. Ltd.	70,118	1,014
	UNISOL Holdings Corp.	73,300	1,014
	Gift Holdings Inc.	35,800	1,010
	VT Holdings Co. Ltd.	328,100	1,008
	Airman Corp.	77,200	1,008
[1]	Fujio Food Group Inc.	143,287	1,004
	Tachibana Eletech Co. Ltd.	54,834	1,003
	JSB Co. Ltd.	30,600	1,001
[1]	KeePer Technical Laboratory Co. Ltd.	52,436	993
	Mars Group Holdings Corp.	55,600	991
	Tomoku Co. Ltd.	44,000	988
	Eslead Corp.	26,600	988
	Fudo Tetra Corp.	51,720	980
	Kyosan Electric Manufacturing Co. Ltd.	219,000	980
	GLOBERIDE Inc.	73,500	976
	Transaction Co. Ltd.	135,200	974
	Kyokuto Securities Co. Ltd.	97,500	968
	Chofu Seisakusho Co. Ltd.	76,000	967
[1]	Miyaji Engineering Group Inc.	91,700	964
	Chubu Shiryo Co. Ltd.	89,500	963
	Insource Co. Ltd.	219,800	963
	Belluna Co. Ltd.	177,600	957
	Toyo Kanetsu KK	54,800	952
	PS Construction Co. Ltd.	55,468	950
	Halows Co. Ltd.	37,700	948
[1]	BRONCO BILLY Co. Ltd.	35,500	944
	Shofu Inc.	89,800	943
	Nippon Denko Co. Ltd.	341,690	934
	St. Marc Holdings Co. Ltd.	54,455	934
[1]	Istyle Inc.	309,700	922
	Hokuto Corp.	78,624	918
	Toyo Corp.	80,417	916
	Nichiden Corp.	61,400	915
	Chubu Steel Plate Co. Ltd.	63,600	914
	Ichiyoshi Securities Co. Ltd.	108,000	912
	J-Oil Mills Inc.	72,300	908
	FIDEA Holdings Co. Ltd.	74,420	908
	Health Care & Medical Investment Corp.	1,219	900
	Aichi Corp.	99,900	893
	Qol Holdings Co. Ltd.	79,499	892
	Nittoku Co. Ltd.	57,100	892
	Shinko Shoji Co. Ltd.	85,300	891
	NEC Capital Solutions Ltd.	34,200	889
	Samty Residential Investment Corp.	1,332	886
45

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Tosei REIT Investment Corp.	1,009	883
	Oriental Shiraishi Corp.	371,894	883
*,1	Kappa Create Co. Ltd.	90,888	882
[1]	Oisix ra daichi Inc.	98,218	879
	Cawachi Ltd.	46,000	878
	Cresco Ltd.	100,862	877
	Komehyo Holdings Co. Ltd.	25,900	877
	Nihon Nohyaku Co. Ltd.	138,200	875
	Koatsu Gas Kogyo Co. Ltd.	124,400	874
	ESCON Japan REIT Investment Corp.	1,119	871
	Towa Bank Ltd.	129,850	867
	Okabe Co. Ltd.	142,835	866
	Neturen Co. Ltd.	104,400	864
	Toa Corp. (XTKS)	77,900	864
	COLOPL Inc.	312,600	863
	Aeon Hokkaido Corp.	159,300	863
	JDC Corp.	230,800	861
	Yondoshi Holdings Inc.	72,700	859
	Kyoei Steel Ltd.	70,512	856
	Taki Chemical Co. Ltd.	29,200	852
	Riso Kagaku Corp.	127,359	849
	Avex Inc.	112,300	848
	TOC Co. Ltd.	125,846	848
	Hoosiers Holdings Co. Ltd.	112,500	848
	Cosel Co. Ltd.	104,200	847
	Daido Metal Co. Ltd.	149,800	845
[1]	eRex Co. Ltd.	130,400	843
	Curves Holdings Co. Ltd.	160,708	841
	Nippon Beet Sugar Manufacturing Co. Ltd.	32,600	838
	Maxvalu Tokai Co. Ltd.	38,000	836
	Nippon Rietec Co. Ltd.	48,400	835
	GMO Financial Holdings Inc.	126,900	835
	Chuo Spring Co. Ltd.	34,700	830
	Seikitokyu Kogyo Co. Ltd.	89,200	827
[1]	Pasona Group Inc.	78,800	821
	TDC Soft Inc.	135,299	818
	Vector Inc.	102,500	817
[1]	Shima Seiki Manufacturing Ltd.	136,200	813
	Piolax Inc.	81,800	811
	Nagaileben Co. Ltd.	74,700	810
[1]	Giken Ltd.	70,300	808
[1]	Alpen Co. Ltd.	64,200	808
	Sanyo Electric Railway Co. Ltd.	63,584	800
[1]	Remixpoint Inc.	577,102	799
[1]	Key Coffee Inc.	63,393	798
	Ines Corp.	60,300	796
	Daikyonishikawa Corp.	145,800	793
	Kojima Co. Ltd.	102,800	791
	Wellneo Sugar Co. Ltd.	46,325	790
	Sparx Group Co. Ltd.	63,720	789
	Fukui Computer Holdings Inc.	37,500	788
	Shin Nippon Biomedical Laboratories Ltd.	85,600	786
	Retail Partners Co. Ltd.	94,600	782
	Dai Nippon Toryo Co. Ltd.	99,100	781
	Fujicco Co. Ltd.	80,105	780
	Hisaka Works Ltd.	75,500	773
	JM Holdings Co. Ltd.	89,000	772
	Rheon Automatic Machinery Co. Ltd.	79,015	769
	Business Engineering Corp.	99,700	768
*,1	Osaka Steel Co. Ltd.	48,600	764
	Septeni Holdings Co. Ltd.	281,400	757
	Aizawa Securities Group Co. Ltd.	81,597	754
	Sinanen Holdings Co. Ltd.	17,000	753
	Warabeya Nichiyo Holdings Co. Ltd.	42,400	752
	Aiphone Co. Ltd.	42,000	749
	Kyodo Printing Co. Ltd.	75,800	748
	Hodogaya Chemical Co. Ltd.	46,700	747
	Link & Motivation Inc.	210,600	747
[1]	Sanoh Industrial Co. Ltd.	155,000	738
	Tokyo Energy & Systems Inc.	61,100	736
46

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Godo Steel Ltd.	40,300	733
	LITALICO Inc.	94,600	729
	Shinwa Co. Ltd.	37,000	716
	Daito Pharmaceutical Co. Ltd.	89,260	716
	Genki Global Dining Concepts Corp.	40,000	714
*	Net Protections Holdings Inc.	262,000	711
	Avant Group Corp.	86,900	711
	Inui Global Logistics Co. Ltd.	73,108	708
[1]	Kanro Inc.	99,700	705
	JSP Corp.	47,800	704
	Shinsho Corp.	47,500	702
	Miroku Jyoho Service Co. Ltd.	64,200	701
[1]	Tohokushinsha Film Corp.	181,300	699
	Kanaden Corp.	46,100	690
	JP-Holdings Inc.	163,800	689
[1]	Rock Field Co. Ltd.	82,868	688
	EM Systems Co. Ltd.	160,500	677
	France Bed Holdings Co. Ltd.	82,600	675
	Mie Kotsu Group Holdings Inc.	200,599	675
	Futaba Corp.	151,532	670
	Gakken Holdings Co. Ltd.	108,900	670
	Onoken Co. Ltd.	74,700	666
[1]	Daikokutenbussan Co. Ltd.	21,600	664
	Zenrin Co. Ltd.	121,450	660
	Fuji Pharma Co. Ltd.	46,800	657
	Software Service Inc.	9,100	656
	Iwaki Co. Ltd.	37,600	654
	Feed One Co. Ltd.	90,820	647
	Sanshin Electronics Co. Ltd.	37,300	643
	PHC Holdings Corp.	99,900	637
	Nippon Fine Chemical Co. Ltd.	39,300	635
	Akatsuki Inc.	35,800	633
	Nihon Tokushu Toryo Co. Ltd.	47,900	626
	I'll Inc.	40,500	621
	Midac Holdings Co. Ltd.	45,610	617
	Buffalo Inc.	39,000	615
[1]	YA-MAN Ltd.	134,800	613
	Chiyoda Co. Ltd.	98,800	611
	Base Co. Ltd.	29,800	608
	Intage Holdings Inc.	57,200	604
[1]	Ministop Co. Ltd.	50,200	600
	grems Inc.	33,100	595
	Xebio Holdings Co. Ltd.	92,308	587
	Sankyo Seiko Co. Ltd.	104,997	585
	Nakayama Steel Works Ltd.	153,700	583
	Hokkan Holdings Ltd.	41,900	578
	Arakawa Chemical Industries Ltd.	72,100	576
	Seikagaku Corp.	128,341	576
	Maezawa Kyuso Industries Co. Ltd.	60,200	575
	FULLCAST Holdings Co. Ltd.	55,246	574
	G-7 Holdings Inc.	69,600	572
[1]	Fujiya Co. Ltd.	37,000	571
[1]	Yamashin-Filter Corp.	182,900	571
*,1	Nippon Coke & Engineering Co. Ltd.	860,800	569
	Softcreate Holdings Corp.	50,078	568
	CAC Holdings Corp.	49,200	563
[1]	PIA Corp.	24,900	556
	Nichiban Co. Ltd.	47,600	552
	Tv Tokyo Holdings Corp.	21,400	542
	Mirai Industry Co. Ltd.	28,428	542
*	KNT-CT Holdings Co. Ltd.	42,800	536
	SRE Holdings Corp.	23,200	535
	Kenko Mayonnaise Co. Ltd.	39,000	529
	LEC Inc.	80,248	528
	Moriroku Co. Ltd.	34,000	528
	Airport Facilities Co. Ltd.	84,600	525
	Central Security Patrols Co. Ltd.	31,095	525
	Nippon Sharyo Ltd.	21,900	520
	WATAMI Co. Ltd.	83,700	517
	Ichikoh Industries Ltd.	157,066	511
47

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Asahi Co. Ltd.	61,700	507
	Icom Inc.	26,100	505
	Okuwa Co. Ltd.	101,000	503
	Nafco Co. Ltd.	35,200	489
	Kanagawa Chuo Kotsu Co. Ltd.	23,700	488
	CTS Co. Ltd.	88,042	487
[1]	Honeys Holdings Co. Ltd.	52,190	486
	Yukiguni Factory Co. Ltd.	72,600	486
	Komatsu Matere Co. Ltd.	103,000	484
	YAKUODO Holdings Co. Ltd.	42,600	481
	ST Corp.	50,400	471
	Alpha Systems Inc.	22,100	466
	Yorozu Corp.	83,776	454
	Kanamic Network Co. Ltd.	129,000	451
	Tess Holdings Co. Ltd.	90,100	449
	Gecoss Corp.	43,100	443
[1]	FP Partner Inc.	31,400	443
	Amuse Inc.	34,700	434
[1]	Amvis Holdings Inc.	166,900	416
[1]	Studio Alice Co. Ltd.	36,200	414
	Cleanup Corp.	72,300	400
	Kintetsu Department Store Co. Ltd.	36,800	390
	Pronexus Inc.	56,635	388
	Daiho Corp.	81,700	387
	Shimojima Co. Ltd.	46,700	386
[1]	Inaba Seisakusho Co. Ltd.	35,300	375
	Rokko Butter Co. Ltd.	50,100	359
[1]	Gamecard Holdings Inc	21,200	354
	Iseki & Co. Ltd.	31,887	346
	Central Sports Co. Ltd.	22,675	341
	Nitto Kohki Co. Ltd.	33,100	338
	Nihon Trim Co. Ltd.	12,100	329
	S Foods Inc.	17,700	321
	LIFULL Co. Ltd.	263,200	320
	WDB Holdings Co. Ltd.	33,412	318
	Marvelous Inc.	107,000	310
	Corona Corp.	51,200	305
	Chiyoda Integre Co. Ltd.	15,400	296
	GMO GlobalSign Holdings KK	22,978	281
	Elan Corp.	59,900	279
	Yushin Co.	63,000	269
	Advan Group Co. Ltd.	42,600	259
	Daisyo Corp.	39,300	258
	Shimadaya Corp.	23,000	250
	Tsutsumi Jewelry Co. Ltd.	13,100	240
	FAN Communications Inc.	77,700	229
	Pacific Metals Co. Ltd.	13,600	220
	Shindengen Electric Manufacturing Co. Ltd.	10,000	211
[1]	Change Holdings Inc.	33,800	195
	Artnature Inc.	35,500	183
	Daikoku Denki Co. Ltd.	11,800	178
	Nippon Chemi-Con Corp.	10,100	171
	Tosho Co. Ltd.	28,700	153
	HIS Co. Ltd.	20,000	135
	SBI ARUHI Corp.	21,726	120
	Nisso Holdings Co. Ltd.	27,400	106
*	Nippon Sheet Glass Co. Ltd.	31,200	96
	Tayca Corp.	7,700	93
[1]	Fixstars Corp.	10,700	87
[1]	Sumiseki Holdings Inc.	17,500	85
	World Holdings Co. Ltd.	4,600	75
	CHIMNEY Co. Ltd.	9,800	75
[1]	Aeon Fantasy Co. Ltd.	4,400	72
	Oro Co. Ltd.	5,267	67
	ZIGExN Co. Ltd.	22,200	58
*	Optim Corp.	19,238	53
	en Japan Inc.	6,700	47
	euglena Co. Ltd.	17,100	44
			1,934,869
48

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
Kuwait (0.4%)
	National Industries Group Holding SAK	7,270,246	6,134
	GFH Financial Group BSC	10,288,867	6,110
	Al Ahli Bank of Kuwait KSCP	5,776,945	5,248
*	Kuwait Real Estate Co. KSC	3,374,676	3,819
	Boursa Kuwait Securities Co. KPSC	399,433	3,663
	Kuwait International Bank KSCP	4,134,541	3,660
	Commercial Real Estate Co. KSC	5,381,980	3,373
	Kuwait Telecommunications Co.	1,476,635	3,109
	Agility Public Warehousing Co. KSCC	5,893,826	2,765
	Boubyan Petrochemicals Co. KSCP	1,344,367	2,685
	Humansoft Holding Co. KSC	335,541	2,622
	Gulf Cables & Electrical Industries Group Co. KSCP	379,832	2,393
	Salhia Real Estate Co. KSCP	1,722,016	2,211
*	Kuwait Projects Co. Holding KSCP	7,390,180	2,036
*	National Real Estate Co. KPSC	3,670,999	1,220
*	Jazeera Airways Co. KSCP	145,149	785
	GFH Financial Group BSC (XKUW)	713,699	453
			52,286
Malaysia (1.1%)
	TIME dotCom Bhd.	5,319,400	8,093
	United Plantations Bhd.	972,850	7,777
	KPJ Healthcare Bhd.	8,874,100	7,447
	IOI Properties Group Bhd.	6,010,000	6,290
	IGB REIT	7,917,600	5,803
	Inari Amertron Bhd.	11,499,600	5,750
	Frontken Corp. Bhd.	5,303,250	5,660
	Sime Darby Property Bhd.	15,739,058	5,634
	Westports Holdings Bhd.	3,872,000	5,562
	Bursa Malaysia Bhd.	2,370,654	5,104
	Sunway REIT	7,014,000	4,346
	My EG Services Bhd.	19,854,600	4,112
	Yinson Holdings Bhd.	6,869,340	3,710
	Axis REIT	6,511,300	3,297
*	Tanco Holdings Bhd.	8,290,580	3,257
	ViTrox Corp. Bhd.	2,361,100	3,247
	Kelington Group Bhd.	1,993,938	3,004
	Sunway Construction Group Bhd.	1,736,700	2,995
	Heineken Malaysia Bhd.	511,449	2,947
	Pavilion REIT	6,491,900	2,928
	SP Setia Bhd. Group	11,066,700	2,907
	Malayan Cement Bhd.	1,560,400	2,732
	Malaysian Pacific Industries Bhd.	293,500	2,718
	Farm Fresh Bhd.	4,089,760	2,619
	Eco World Development Group Bhd. (XKLS)	4,486,200	2,333
	Gas Malaysia Bhd.	1,688,900	2,298
	ITMAX SYSTEM Bhd.	1,834,100	2,241
	Carlsberg Brewery Malaysia Bhd. Class B	524,205	2,197
*	Greatech Technology Bhd.	3,509,800	2,126
	Malakoff Corp. Bhd.	9,718,600	2,093
	Scientex Bhd.	2,131,000	2,030
*	Pentamaster Corp. Bhd.	1,853,150	1,867
	Mah Sing Group Bhd.	6,493,297	1,806
*	UWC Bhd.	1,365,200	1,685
	Mega First Corp. Bhd.	2,077,300	1,623
*	Hartalega Holdings Bhd.	5,680,600	1,607
	MBSB Bhd.	8,732,100	1,509
	Bank Islam Malaysia Bhd.	2,510,050	1,480
	Velesto Energy Bhd.	16,707,480	1,430
	Bumi Armada Bhd.	13,154,700	1,329
	Kossan Rubber Industries Bhd.	4,650,500	1,289
	CTOS Digital Bhd.	6,645,800	1,191
	UEM Sunrise Bhd.	6,256,000	1,021
	Hibiscus Petroleum Bhd.	1,803,380	1,001
	DRB-Hicom Bhd.	3,162,427	941
	BerMaz Auto Bhd.	3,710,040	884
	Malaysian Resources Corp. Bhd.	9,620,338	862
	Syarikat Takaful Malaysia Keluarga Bhd.	993,200	831
	Sports Toto Bhd.	2,365,286	806
49

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Dagang NeXchange Bhd.	9,828,300	749
*	Berjaya Corp. Bhd. (XKLS)	10,665,528	700
	Cahya Mata Sarawak Bhd.	2,123,400	667
	British American Tobacco Malaysia Bhd.	425,600	663
*	WCT Holdings Bhd.	5,380,851	645
	Padini Holdings Bhd.	1,721,000	637
*	Supermax Corp. Bhd.	7,613,980	605
*	D&O Green Technologies Bhd.	2,732,400	326
	Nationgate Holdings Bhd.	1,688,564	317
			151,728
Mexico (0.3%)
	Fibra MTY SAPI de CV	11,061,800	9,537
[2]	FIBRA Macquarie Mexico	2,953,113	7,318
	Grupo Televisa SAB Series C	8,648,250	4,931
	Bolsa Mexicana de Valores SAB de CV	2,049,466	4,617
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	3,530,298	2,639
	Genomma Lab Internacional SAB de CV Class B	2,463,780	2,324
	La Comer SAB de CV	901,059	2,048
*,2	Nemak SAB de CV	10,354,303	1,950
*,2	Grupo Traxion SAB de CV	1,666,261	992
			36,356
Netherlands (1.2%)
	SBM Offshore NV	483,731	20,695
	Aalberts NV	363,875	13,822
	Allfunds Group plc	1,326,415	13,575
	Arcadis NV	257,119	11,012
	Koninklijke BAM Groep NV	979,311	10,772
	Koninklijke Vopak NV	201,118	10,066
[2]	Signify NV	422,783	9,616
	Van Lanschot Kempen NV	120,472	9,230
*	Koninklijke Heijmans NV	88,351	8,939
	APERAM SA	159,412	8,527
	TKH Group NV	130,281	6,677
*,1,2	Basic-Fit NV	192,796	6,477
[1]	Fugro NV	406,997	5,902
*,1	Galapagos NV	183,877	5,163
	Eurocommercial Properties NV	156,644	5,139
	Corbion NV	210,083	4,695
	Havas NV	211,300	4,022
*	Flow Traders Ltd.	123,763	3,973
[1]	Theon International plc	100,530	3,741
	Wereldhave NV	134,803	3,486
*	OCI NV	421,280	1,784
	PostNL NV	1,271,416	1,417
	Sligro Food Group NV	85,346	1,305
*	TomTom NV	223,389	1,226
			171,261
New Zealand (0.3%)
	Freightways Group Ltd.	614,702	4,592
	Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.	3,566,099	3,988
	Precinct Properties Group	6,261,550	3,812
	Summerset Group Holdings Ltd.	768,059	3,704
	Genesis Energy Ltd.	2,264,364	3,301
	Kiwi Property Group Ltd.	5,290,137	2,866
	Channel Infrastructure NZ Ltd.	1,435,832	2,577
	Vector Ltd.	892,282	2,544
	Vital Healthcare Property Trust	1,921,679	2,157
	Heartland Group Holdings Ltd.	2,771,331	1,845
	Argosy Property Ltd.	2,861,046	1,830
	Scales Corp. Ltd.	470,744	1,686
	Air New Zealand Ltd.	5,626,896	1,413
*	SKYCITY Entertainment Group Ltd.	3,639,873	1,361
	Stride Property Group	1,762,436	1,158
*	Oceania Healthcare Ltd.	2,463,552	1,088
	SKY Network Television Ltd.	406,269	775
			40,697
50

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
Norway (2.2%)
	Subsea 7 SA	835,571	30,100
	Storebrand ASA	1,500,643	29,009
	Frontline plc	534,122	19,419
	SpareBank 1 Sor-Norge ASA	759,293	16,410
	Sparebanken Norge	642,188	13,967
*	Nordic Semiconductor ASA	621,571	12,775
	TGS ASA	703,529	11,440
	Protector Forsikring ASA	225,624	11,413
	SpareBank 1 SMN	454,817	10,153
	Bakkafrost P/F	187,657	9,336
	TOMRA Systems ASA	853,364	8,709
	Hafnia Ltd.	924,139	8,203
	Veidekke ASA	385,992	7,770
	DOF Group ASA	470,842	6,975
[2]	BW LPG Ltd.	331,784	6,658
	DNO ASA	2,978,573	6,435
[2]	Europris ASA	576,728	5,883
*,2	Scatec ASA	446,760	5,815
	Borregaard ASA	344,386	5,664
	Hoegh Autoliners ASA	385,775	5,528
*,2	AutoStore Holdings Ltd.	4,000,154	5,128
	Leroy Seafood Group ASA	1,042,166	5,112
	Atea ASA	293,298	4,948
	BLUENORD ASA	77,631	4,941
*	Cadeler A/S	712,343	4,906
	Wallenius Wilhelmsen ASA	379,103	4,878
	Odfjell Drilling Ltd.	436,118	4,696
	Aker Solutions ASA	971,232	4,425
	Sparebank 1 Oestlandet	167,422	3,673
	Austevoll Seafood ASA	313,217	3,170
	Norwegian Air Shuttle ASA	1,980,337	3,105
[2]	Elkem ASA	1,020,676	2,990
	MPC Container Ships ASA	1,249,301	2,972
	Wilh Wilhelmsen Holding ASA Class A	35,524	2,657
	Stolt-Nielsen Ltd.	79,359	2,589
	Bonheur ASA	72,406	2,107
[2]	Entra ASA	173,687	1,970
	BW Offshore Ltd.	297,613	1,703
	Wilh Wilhelmsen Holding ASA Class B	24,823	1,662
*	BW Energy Ltd.	223,436	1,405
	Grieg Seafood ASA	164,134	645
			301,344
Philippines (0.1%)
	AREIT Inc.	5,131,800	3,297
	RL Commercial REIT Inc.	26,367,000	2,961
	Manila Water Co. Inc.	3,779,600	2,708
	Century Pacific Food Inc.	4,670,200	2,170
	Robinson's Land Corp.	5,965,397	1,686
	DigiPlus Interactive Corp.	6,937,020	1,534
	Security Bank Corp.	1,410,050	1,491
	Wilcon Depot Inc.	5,026,300	508
*	Bloomberry Resorts Corp.	13,280,000	433
	D&L Industries Inc.	7,018,100	408
*	Cebu Air Inc.	682,580	363
			17,559
Poland (1.2%)
	CD Projekt SA	263,383	20,067
*,1	Benefit Systems SA	10,247	11,313
	Grupa Kety SA	36,530	11,157
	Alior Bank SA	325,968	11,134
*	Bank Millennium SA	2,224,145	10,969
[1]	Asseco Poland SA	202,248	10,202
*	Tauron Polska Energia SA	3,832,135	10,014
*,1	Zabka Group SA	1,567,495	10,009
	Orange Polska SA	2,423,579	9,948
*	PGE Polska Grupa Energetyczna SA	3,151,469	9,269
	Budimex SA	46,625	8,477
	KRUK SA	66,833	8,047
51

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[2]	XTB SA	282,509	7,954
	Pepco Group NV	716,603	6,391
	Enea SA	947,763	5,773
*,1	Modivo SA	186,633	4,097
	Bank Handlowy w Warszawie SA	122,084	3,848
*,1	Cyfrowy Polsat SA	617,395	2,561
	Warsaw Stock Exchange	103,745	2,151
*,1	Jastrzebska Spolka Weglowa SA	199,783	1,564
*	Grupa Azoty SA	150,806	762
			165,707
Portugal (0.2%)
	Sonae SGPS SA	2,901,649	6,644
	REN - Redes Energeticas Nacionais SGPS SA	1,284,117	5,687
*	NOS SGPS SA	679,957	4,490
[1]	Navigator Co. SA	788,896	3,102
	CTT-Correios de Portugal SA	299,924	2,260
[1]	Mota-Engil SGPS SA	309,444	1,756
	Semapa-Sociedade de Investimento e Gestao	50,438	1,375
[1]	Altri SGPS SA	229,025	1,342
	Corticeira Amorim SGPS SA	143,002	1,078
			27,734
Qatar (0.1%)
	Doha Bank QPSC	10,823,260	8,023
	Gulf International Services QSC	4,055,416	2,314
	United Development Co. QSC	6,534,700	1,527
	Al Meera Consumer Goods Co. QSC	366,081	1,363
			13,227
Romania (0.0%)
	TTS Transport Trade Services SA	493,865	621
*	Teraplast SA	5,326,197	574
			1,195
Saudi Arabia (0.6%)
*	Rasan Information Technology Co.	141,778	5,347
	Al Masane Al Kobra Mining Co.	163,958	3,568
	Saudi Chemical Co. Holding	1,560,931	3,501
	Retal Urban Development Co.	821,354	3,255
	East Pipes Integrated Co. for Industry	58,506	3,097
	National Gas & Industrialization Co.	137,460	3,005
	Yamama Cement Co.	370,612	2,626
	Abdullah Al Othaim Markets Co.	1,593,844	2,612
	National Medical Care Co.	82,032	2,598
	Al Moammar Information Systems Co.	54,153	2,593
	National Co. for Learning & Education	80,880	2,543
	Saudi Cement Co.	277,339	2,522
*	National Agriculture Development Co.	547,896	2,346
	Qassim Cement Co.	199,074	2,312
*	Saudi Reinsurance Co.	319,728	2,264
	AlKhorayef Water & Power Technologies Co.	65,761	2,215
	United International Transportation Co.	189,680	2,105
	Al Hammadi Holding	298,476	2,099
	Al Rajhi REIT	948,803	2,074
	Leejam Sports Co. JSC	95,338	2,029
	Arriyadh Development Co.	402,848	1,945
*	Saudi Real Estate Co.	522,882	1,926
*	Emaar Economic City	637,532	1,883
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	222,254	1,865
	Almoosa Health Co.	50,227	1,798
*	Saudi Automotive Services Co.	130,836	1,779
	Etihad GO Telecom Co.	64,568	1,664
	Middle East Healthcare Co.	164,987	1,628
	Saudi Ceramic Co.	188,361	1,552
	Southern Province Cement Co.	252,596	1,422
*	Bawan Co.	114,260	1,335
	BinDawood Holding Co.	929,845	1,302
	Al-Dawaa Medical Services Co.	99,144	1,238
*	Advanced Building Industries Co.	116,454	1,232
	Yanbu Cement Co.	284,108	1,151
	Arabian Cement Co.	179,520	1,135
52

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Perfect Presentation For Commercial Services Co.	602,204	1,129
	Eastern Province Cement Co.	155,800	974
			81,669
Singapore (0.8%)
	Frasers Centrepoint Trust	4,760,507	8,773
	Haw Par Corp. Ltd.	523,800	7,096
	Keppel Infrastructure Trust	15,741,768	6,681
	Golden Agri-Resources Ltd.	23,513,550	5,860
	Sheng Siong Group Ltd.	2,383,800	5,682
*	AEM Holdings Ltd.	944,500	5,480
	Parkway Life REIT	1,582,081	5,006
	Lendlease Global Commercial REIT	9,732,755	4,371
	UMS Integration Ltd.	2,528,700	4,349
	First Resources Ltd.	1,523,129	4,184
[1]	iFAST Corp. Ltd.	572,600	3,942
	ESR-REIT	2,022,508	3,850
	UOB-Kay Hian Holdings Ltd.	974,300	3,120
	Capitaland India Trust	3,738,110	3,089
	AIMS APAC REIT	2,451,958	2,909
	Centurion Accommodation REIT	3,328,700	2,880
*	NTT DC REIT	2,717,200	2,669
	Stoneweg Europe Stapled Trust	1,343,940	2,451
	OUE REIT	8,287,609	2,379
	Starhill Global REIT	5,174,808	2,241
	CapitaLand China Trust	4,132,099	2,161
	Raffles Medical Group Ltd.	2,704,684	2,114
	CDL Hospitality Trusts	2,957,242	1,886
	Digital Core REIT Management Pte. Ltd.	3,360,600	1,735
[1]	Singapore Post Ltd.	6,113,400	1,660
	Far East Hospitality Trust	3,537,900	1,600
	Bumitama Agri Ltd.	952,400	1,549
[1]	Riverstone Holdings Ltd.	1,997,000	1,170
[1]	Nanofilm Technologies International Ltd.	962,400	1,106
	First REIT	4,852,072	914
	Prime US REIT	3,902,032	719
	KORE US REIT	3,398,000	683
*	COSCO Shipping International Singapore Co. Ltd.	4,897,800	462
*	Manulife US REIT	6,296,688	349
			105,120
South Africa (0.9%)
	Redefine Properties Ltd.	24,849,131	9,469
	AVI Ltd.	1,213,929	7,248
	Vukile Property Fund Ltd.	4,641,308	6,652
	Fortress Real Estate Investments Ltd. Class B	4,348,514	6,354
	Resilient REIT Ltd.	1,080,331	5,380
	Hyprop Investments Ltd.	1,406,790	4,734
	Netcare Ltd.	4,344,776	4,506
[2]	Dis-chem Pharmacies Ltd.	1,921,220	4,199
	Truworths International Ltd.	1,346,094	4,190
	Life Healthcare Group Holdings Ltd.	5,534,812	4,126
	Thungela Resources Ltd.	447,698	3,892
	Telkom SA SOC Ltd.	1,073,933	3,879
	Motus Holdings Ltd.	514,957	3,445
	Omnia Holdings Ltd.	571,120	3,313
	DataTec Ltd.	738,003	3,179
	Coronation Fund Managers Ltd.	1,099,063	2,929
*	SPAR Group Ltd.	741,732	2,879
	Grindrod Ltd.	2,096,882	2,831
	Reunert Ltd.	666,695	2,791
[1]	Boxer Retail Ltd.	573,600	2,741
	Equites Property Fund Ltd.	2,689,584	2,731
	JSE Ltd.	287,202	2,721
*	Pick n Pay Stores Ltd.	2,209,445	2,618
	Attacq Ltd.	2,614,089	2,611
	AECI Ltd.	390,605	2,587
[1]	We Buy Cars Holdings Ltd.	1,059,804	2,420
	Ninety One Ltd.	828,219	2,321
	Astral Foods Ltd.	148,009	2,177
*	Sappi Ltd.	2,161,010	2,097
53

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	MAS plc	1,371,043	1,656
	Wilson Bayly Holmes-Ovcon Ltd.	133,109	1,376
	Burstone Group Ltd.	2,337,690	1,329
*	KAP Ltd.	8,968,246	1,306
	Super Group Ltd.	1,261,266	1,208
	Sun International Ltd.	379,321	1,072
	Afrimat Ltd.	426,207	832
			119,799
South Korea (5.8%)
*,1	Daewoo Engineering & Construction Co. Ltd.	742,665	17,799
*,1	Taihan Cable & Solution Co. Ltd.	404,200	15,543
[1]	Sam Chun Dang Pharm Co. Ltd.	53,871	15,403
	KIWOOM Securities Co. Ltd.	56,155	15,311
[1]	LEENO Industrial Inc.	184,467	15,063
*,1	Peptron Inc.	79,380	14,172
	HD Construction Equipment Co. Ltd.	112,605	14,147
[1]	DB HiTek Co. Ltd.	115,957	12,556
[1]	OCI Holdings Co. Ltd.	48,133	12,138
*,1	LigaChem Biosciences Inc.	94,965	11,950
*	Hanwha Engine	198,245	11,871
[1]	Sanil Electric Co. Ltd.	60,111	10,973
	JB Financial Group Co. Ltd.	584,499	10,816
[1]	Jusung Engineering Co. Ltd.	118,433	10,244
[1]	Eo Technics Co. Ltd.	31,282	10,100
[1]	Daeduck Electronics Co. Ltd.	125,408	9,733
[1]	KEPCO Engineering & Construction Co. Inc.	69,476	8,967
[1]	WONIK IPS Co. Ltd.	107,736	8,706
*,1	Woori Technology Inc.	564,419	8,332
*,1	Robotis Co. Ltd.	37,387	8,133
*,1	Voronoi Inc.	40,018	7,772
[1]	HPSP Co. Ltd.	212,793	7,706
[1]	DL E&C Co. Ltd.	108,356	7,304
[1]	Iljin Electric Co. Ltd.	85,284	7,166
*,1	OliX Pharmaceuticals Inc.	59,895	7,068
*,1	Fadu Inc.	121,747	6,535
*,1	Doosan Fuel Cell Co. Ltd.	153,557	6,426
[1]	ISC Co. Ltd.	37,959	6,350
[1]	Shinsegae Inc.	22,816	6,306
[1]	Hyundai Elevator Co. Ltd.	91,867	6,165
[1]	Hansol Chemical Co. Ltd.	31,146	6,094
[1]	SIMMTECH Co. Ltd.	100,123	6,011
*,1	ISU Specialty Chemical	72,216	5,977
*	HD-Hyundai Marine Engine	76,481	5,494
[1]	PharmaResearch Co. Ltd.	25,632	5,464
[1]	Koh Young Technology Inc.	196,575	5,418
*,1	D&D PharmaTech Inc.	105,918	5,408
*,1	Doosan Robotics Inc.	71,509	5,399
	ST Pharm Co. Ltd.	47,423	4,914
[1]	Kolon Industries Inc.	76,201	4,912
*	Mezzion Pharma Co. Ltd.	81,720	4,879
*,1	Lotte Energy Materials Corp.	106,086	4,815
[1]	Dongjin Semichem Co. Ltd.	120,947	4,694
*,1	Seojin System Co. Ltd.	115,314	4,683
[1]	Eugene Technology Co. Ltd.	52,073	4,680
*,1	BHI Co. Ltd.	68,940	4,616
[1]	JYP Entertainment Corp.	106,352	4,562
[1]	Soulbrain Co. Ltd.	14,297	4,498
[1]	PSK Inc.	73,303	4,480
*,1	Oscotec Inc.	125,400	4,452
[1]	SPG Co. Ltd.	50,598	4,422
[1]	CS Wind Corp.	90,582	4,409
[1]	Daejoo Electronic Materials Co. Ltd.	40,749	4,395
[1]	Hana Micron Inc.	159,692	4,379
*,1	Taesung Co. Ltd.	79,546	4,287
	Youngone Corp.	76,386	4,283
[1]	D'Alba Global Co. Ltd.	27,357	4,192
[1]	Poongsan Corp.	62,252	4,180
	Korean Reinsurance Co.	498,663	4,167
[1]	Hyosung Corp.	26,265	4,094
54

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	TechWing Inc.	102,594	4,064
*,1	Jeju Semiconductor Corp.	112,200	4,056
	Han Kuk Carbon Co. Ltd.	120,589	4,047
[1]	Doosan Tesna Inc.	44,250	4,002
[1]	Cosmax Inc.	27,716	3,967
[1]	RFHIC Corp.	61,249	3,932
[1]	Caregen Co. Ltd.	53,213	3,822
[1]	Silicon2 Co. Ltd.	126,274	3,784
*,1	Hanall Biopharma Co. Ltd.	116,278	3,772
[1]	S&S Tech Corp.	54,331	3,765
[1]	Hyundai Department Store Co. Ltd.	49,661	3,673
*,1	Hugel Inc.	21,327	3,666
[1]	Park Systems Corp.	18,021	3,548
[1]	LX International Corp.	96,487	3,497
*,1	Lunit Inc.	121,645	3,450
	Kolmar Korea Co. Ltd.	57,091	3,432
[1]	Classys Inc.	90,699	3,430
*,1	HJ Shipbuilding & Construction Co. Ltd.	172,043	3,394
*,1	Hyulim ROBOT Co. Ltd.	392,998	3,380
[1]	Hyundai Wia Corp.	59,813	3,367
	Hyosung TNC Corp.	9,526	3,352
*,1	CosmoAM&T Co. Ltd.	82,977	3,341
	SK REITs Co. Ltd.	732,695	3,341
*,1	Curiox Biosystems Co. Ltd.	47,703	3,316
[1]	People & Technology Inc.	77,881	2,976
[1]	Tokai Carbon Korea Co. Ltd.	14,561	2,938
*,1	Wonik Holdings Co. Ltd.	130,262	2,934
*,1	Hyundai Bioscience Co. Ltd.	315,853	2,880
[1]	SM Entertainment Co. Ltd.	43,704	2,866
[1]	L&C Bio Co. Ltd.	66,060	2,866
[1]	TES Co. Ltd.	48,654	2,825
*,1	APRILBIO Co. Ltd.	69,121	2,803
	Youngone Holdings Co. Ltd.	19,759	2,793
[1]	LS Materials Ltd.	135,898	2,790
	LOTTE Fine Chemical Co. Ltd.	56,783	2,675
	Daou Technology Inc.	83,482	2,643
	Intellian Technologies Inc.	29,343	2,638
*,1	Naturecell Co. Ltd.	196,931	2,589
[1]	Pharmicell Co. Ltd.	207,311	2,574
*,1	Clobot Co. Ltd.	74,185	2,553
*,1	Qurient Co. Ltd.	100,077	2,549
	Daishin Securities Co. Ltd.	97,908	2,537
*,1	G2GBIO Inc.	42,777	2,526
*,1	Seers Co. Ltd.	76,164	2,463
[1]	Shinsung Delta Tech Co. Ltd.	61,871	2,445
*,1	Chabiotech Co. Ltd.	208,324	2,417
[1]	Seah Besteel Holdings Corp.	47,145	2,413
[1]	BH Co. Ltd.	98,116	2,315
[1]	Lake Materials Co. Ltd.	145,843	2,291
*	Kumho Tire Co. Inc.	579,033	2,289
[1]	HAESUNG DS Co. Ltd.	40,592	2,239
	SL Corp.	52,171	2,235
	IPARK Hyundai Development Co.	141,137	2,199
*,1	Creative & Innovative System	188,818	2,195
*,1	Orum Therapeutics Inc.	36,050	2,190
*,1	GI Innovation Inc.	195,933	2,189
[1]	Solid Inc.	187,277	2,173
*,1	ROKIT Healthcare Inc.	41,711	2,168
*,1	SK Securities Co. Ltd.	595,991	2,121
	HK inno N Corp.	58,859	2,108
[1]	SOLUM Co. Ltd.	159,565	2,103
*,1	Hanwha Investment & Securities Co. Ltd.	401,518	2,067
*	KMW Co. Ltd.	101,409	2,058
[1]	Seegene Inc.	123,373	2,052
*	DL Holdings Co. Ltd.	41,945	2,041
[1]	Sung Kwang Bend Co. Ltd.	64,685	2,039
*,1	Enchem Co. Ltd.	66,823	2,011
	OCI Co. Ltd.	19,648	2,009
*,1	SK oceanplant Co. Ltd.	119,896	2,000
[1]	LX Semicon Co. Ltd.	46,912	1,994
55

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	ESR Kendall Square REIT Co. Ltd.	637,447	1,946
[1]	Paradise Co. Ltd.	179,967	1,937
*	Lotte Tour Development Co. Ltd.	134,249	1,894
	Advanced Nano Products Co. Ltd.	32,768	1,853
*,1	Duk San Neolux Co. Ltd.	52,455	1,803
[1]	YG Entertainment Inc.	49,015	1,799
	HDC Holdings Co. Ltd.	94,069	1,794
*,1	Foosung Co. Ltd.	199,131	1,791
	Shinhan Alpha REIT Co. Ltd.	437,185	1,784
	SK Gas Ltd.	9,114	1,777
[1]	Daewoong Pharmaceutical Co. Ltd.	17,312	1,745
*,1,3	Shinsung E&G Co. Ltd.	636,427	1,728
[1]	TK Corp.	54,894	1,715
	DoubleUGames Co. Ltd.	41,436	1,713
*,1	GemVax & Kael Co. Ltd.	106,212	1,712
[1]	Korea Petrochemical Ind Co. Ltd.	13,688	1,690
[1]	LOTTE REIT Co. Ltd.	550,109	1,650
	HS Hyosung Advanced Materials Corp.	8,963	1,643
	SK Chemicals Co. Ltd.	40,614	1,636
	Chong Kun Dang Pharmaceutical Corp.	28,018	1,628
	SK Networks Co. Ltd.	404,432	1,606
*	CJ ENM Co. Ltd.	41,046	1,508
	Korea Electric Terminal Co. Ltd.	23,959	1,483
*,1	SFA Semicon Co. Ltd.	258,463	1,480
[1]	Harim Holdings Co. Ltd.	165,725	1,472
[1]	Medytox Inc.	20,448	1,467
[1]	NEXTIN Inc.	30,494	1,454
[1]	ENF Technology Co. Ltd.	36,310	1,447
*,1	Inventage Lab Inc.	34,177	1,444
	Hankook & Co. Co. Ltd.	84,776	1,435
	Otoki Corp.	5,669	1,401
[1]	Il Dong Pharmaceutical Co. Ltd.	76,898	1,389
*,1	Sungeel Hitech Co. Ltd.	24,577	1,374
	Orion Holdings Corp.	77,381	1,360
[1]	Hite Jinro Co. Ltd.	117,440	1,360
[1]	Dongkuk Steel Mill Co. Ltd.	129,513	1,353
*,1	Kakao Games Corp.	164,253	1,347
[1]	Samwha Capacitor Co. Ltd.	28,893	1,328
[1]	Hyundai GF Holdings	134,629	1,314
[1]	NHN Corp.	46,223	1,293
*,1	Ananti Inc.	268,368	1,292
[1]	KC Tech Co. Ltd.	30,305	1,281
	Daesang Corp.	90,431	1,267
	Soop Co. Ltd.	31,983	1,266
[1]	Innox Advanced Materials Co. Ltd.	53,663	1,256
	SK Discovery Co. Ltd.	33,095	1,249
	Sebang Global Battery Co. Ltd.	27,715	1,244
	Lotte Chilsung Beverage Co. Ltd.	14,753	1,222
[1]	NICE Information Service Co. Ltd.	117,360	1,213
[1]	Ecopro HN Co. Ltd.	55,627	1,211
	SNT Motiv Co. Ltd.	50,238	1,193
	JW Pharmaceutical Corp.	56,258	1,191
	DongKook Pharmaceutical Co. Ltd.	73,242	1,188
*,1	HLB Life Science Co. Ltd.	416,546	1,177
[1]	GS P&L Co. Ltd.	30,979	1,163
[1]	Bukwang Pharmaceutical Co. Ltd.	269,789	1,157
	Lotte Rental Co. Ltd.	50,503	1,149
*,1	Chunbo Co. Ltd.	26,842	1,145
*,1	Korea Line Corp.	653,791	1,144
	SFA Engineering Corp.	53,263	1,140
[1]	Seobu T&D	110,263	1,121
	Yuanta Securities Korea Co. Ltd.	313,295	1,120
*,1	Hanssem Co. Ltd.	36,278	1,111
[1]	Sungwoo Hitech Co. Ltd.	182,343	1,104
[1]	Grand Korea Leisure Co. Ltd.	134,898	1,102
[1]	LX Holdings Corp.	173,532	1,072
*	CJ CGV Co. Ltd.	316,813	1,056
*,1	Shin Poong Pharmaceutical Co. Ltd.	133,390	1,055
	i-SENS Inc.	73,148	1,052
[1]	Unid Co. Ltd.	16,390	1,052
56

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Hancom Inc.	74,539	1,040
	PI Advanced Materials Co. Ltd.	59,385	1,038
	Binggrae Co. Ltd.	20,247	1,029
[1]	Ahnlab Inc.	23,728	1,015
*	Asiana Airlines Inc.	212,596	1,012
	Hyundai Home Shopping Network Corp.	17,210	990
	TKG Huchems Co. Ltd.	77,245	988
	Eugene Investment & Securities Co. Ltd.	257,661	982
	Soulbrain Holdings Co. Ltd.	19,441	972
	GC Corp.	102,532	970
[1]	Advanced Process Systems Corp.	54,202	968
*	Hanwha General Insurance Co. Ltd.	212,981	958
	Dong-A Socio Holdings Co. Ltd.	14,421	956
[1]	Solus Advanced Materials Co. Ltd.	106,538	952
*	Eubiologics Co. Ltd.	108,719	946
	IS Dongseo Co. Ltd.	51,843	938
[1]	Posco M-Tech Co. Ltd.	69,526	934
[1]	DI Dong Il Corp.	45,153	922
	E1 Corp.	12,070	882
	Mcnex Co. Ltd.	56,272	882
*,1	Seoul Semiconductor Co. Ltd.	77,084	869
	Huons Global Co. Ltd.	20,118	863
[1]	Youlchon Chemical Co. Ltd.	48,911	857
	Partron Co. Ltd.	152,697	856
[1]	Com2uSCorp	37,997	842
	KCC Glass Corp.	42,330	839
	Kwang Dong Pharmaceutical Co. Ltd.	149,070	835
	HYUNDAI Corp.	39,639	835
	Hankook Shell Oil Co. Ltd.	2,434	834
*,1	Nexon Games Co. Ltd.	102,461	824
	Daewoong Co. Ltd.	53,469	823
	Lotte Wellfood Co. Ltd.	9,871	810
[1]	Neowiz	53,994	806
[1]	Taekwang Industrial Co. Ltd.	997	804
*,1	HLB Therapeutics Co. Ltd.	334,751	804
*,1	Samyang Biopharmaceuticals Corp.	15,345	797
	SD Biosensor Inc.	136,745	780
	HL Holdings Corp.	26,068	766
*,1	Tongyang Life Insurance Co. Ltd.	133,427	750
*	Cafe24 Corp.	43,643	746
	InBody Co. Ltd.	36,802	736
	LF Corp.	43,601	732
	Samchully Co. Ltd.	7,199	720
	Dong-A ST Co. Ltd.	23,908	718
*	LX Hausys Ltd.	28,745	705
*,1	Genexine Inc.	190,502	700
*,1	UniTest Inc.	55,165	694
[3]	JR Global REIT	869,828	690
	KISWIRE Ltd.	39,487	688
	Hyundai Green Food	61,168	683
[1]	Hanil Cement Co. Ltd.	56,914	675
	Innocean Worldwide Inc.	50,306	674
*	Bioneer Corp.	94,084	670
[1]	BNC Korea, Inc.	247,520	670
	Nexen Tire Corp.	131,309	661
[1]	GOLFZON Co. Ltd.	18,490	642
	Samyang Holdings Corp.	13,011	616
[1]	INTOPS Co. Ltd.	47,986	606
	NICE Holdings Co. Ltd.	57,346	565
*,1	Komipharm International Co. Ltd.	84,133	553
[1]	Young Poong Corp.	12,293	549
	Huons Co. Ltd.	30,304	541
[1]	MegaStudyEdu Co. Ltd.	16,916	541
	Samyang Corp.	15,333	500
	Hanjin Logistics Corp.	35,357	465
*	Yungjin Pharmaceutical Co. Ltd.	382,472	458
[1]	Dongwon Industries Co. Ltd.	17,361	454
*,1	DIO Corp.	38,684	451
[1]	Zinus Inc.	48,504	423
*	SHIFT UP Corp.	19,076	422
57

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Danal Co. Ltd.	80,459	403
*	GC Cell Corp.	22,709	368
[1]	Hana Tour Service Inc.	12,727	361
[1]	Wemade Co. Ltd.	19,008	322
*,3	NKGen Biotech Korea Co. Ltd.	49,027	317
	NHN KCP Corp.	22,258	299
*,1	GeneOne Life Science Inc.	497,285	290
*	Vaxcell-Bio Therapeutics Co. Ltd.	51,263	262
*	Cosmochemical Co. Ltd.	21,627	262
*,1	Binex Co. Ltd.	30,800	231
[1]	Handsome Co. Ltd.	12,256	221
	Webzen Inc.	26,620	219
	Myoung Shin Industrial Co. Ltd.	23,522	213
*,3	Hyosung Chemical Corp.	7,851	206
*,1	Modetour Network Inc.	26,578	205
*	Jeju Air Co. Ltd.	55,165	199
*,3	Dawonsys Co. Ltd.	112,186	191
	Korea United Pharm Inc.	13,690	187
*	Synopex Inc.	44,775	181
*	CMG Pharmaceutical Co. Ltd.	144,242	173
[1]	TCC Steel	12,493	168
	Ilyang Pharmaceutical Co. Ltd.	21,183	161
*	Studio Dragon Corp.	6,617	156
	Hansae Co. Ltd.	17,731	139
	Dentium Co. Ltd.	3,751	136
	Humedix Co. Ltd.	5,356	129
[1]	Cheryong Electric Co. Ltd.	1,239	60
[1]	KH Vatec Co. Ltd.	3,586	34
*,1	Daea TI Co. Ltd.	4,344	13
			811,758
Spain (1.4%)
	Enagas SA	808,651	16,191
	Acerinox SA	880,412	14,449
[2]	Unicaja Banco SA	4,181,231	13,574
	Viscofan SA	158,744	11,188
[1]	Puig Brands SA Class B	534,473	11,078
	Sacyr SA (XMAD)	1,726,259	9,503
	Colonial SFL Socimi SA	1,451,101	9,307
	Logista Integral SA	217,859	8,511
	CIE Automotive SA	249,430	8,503
*	Solaria Energia y Medio Ambiente SA	266,511	7,600
	Fluidra SA	319,854	7,485
	Vidrala SA (XMAD)	82,889	7,477
*	Tecnicas Reunidas SA	161,710	6,701
	Elecnor SA	136,853	6,083
	Laboratorios Farmaceuticos Rovi SA	62,000	5,795
	Melia Hotels International SA	401,512	5,237
*	Pharma Mar SA	46,103	5,199
	Construcciones y Auxiliar de Ferrocarriles SA	63,898	4,811
*	Grenergy Renovables SA	30,402	4,314
	Almirall SA	278,706	4,126
	Ebro Foods SA	183,163	3,908
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,650,940	3,703
[2]	Neinor Homes SA	152,774	2,989
*,1	HBX Group International plc	301,777	2,466
*	Distribuidora Internacional de Alimentacion SA	47,879	2,211
	Atresmedia Corp. de Medios de Comunicacion SA	345,798	2,105
[2]	Gestamp Automocion SA	501,111	1,899
*	Cirsa Enterprises SA	115,840	1,743
[2]	Global Dominion Access SA	338,589	1,321
	Prosegur Cia de Seguridad SA	377,312	1,192
*,1	Ence Energia y Celulosa SA	369,590	1,064
[2]	Prosegur Cash SA	678,279	519
			192,252
Sweden (3.4%)
	Nordnet AB publ	736,832	24,287
	Lagercrantz Group AB Class B	700,501	18,524
	Mycronic AB	560,413	17,684
	Avanza Bank Holding AB	485,213	17,540
58

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Sectra AB Class B	486,482	13,537
	Loomis AB	250,109	11,647
[2]	Munters Group AB	477,687	10,531
[2]	Thule Group AB	391,837	9,788
	Wihlborgs Fastigheter AB	1,010,020	8,929
*	Camurus AB	142,936	8,281
*	Hexpol AB	961,849	7,852
[2]	Bravida Holding AB	750,709	7,779
*	Asmodee Group AB Class B	571,799	7,684
	Elekta AB Class B	1,288,205	7,482
	Catena AB	157,323	7,421
	Pandox AB	392,788	7,219
	Granges AB	373,752	7,054
	HMS Networks AB	120,055	6,997
*	Asker Healthcare Group AB	826,328	6,799
*,1,2	Sinch AB	2,139,310	6,787
	NCC AB Class B	310,031	6,716
	Alleima AB	724,057	6,487
	AddLife AB Class B	415,154	6,473
	Bufab AB	494,699	6,401
	Husqvarna AB Class B	1,243,761	5,992
	Fabege AB	704,459	5,919
[2]	Scandic Hotels Group AB	599,329	5,845
	Clas Ohlson AB Class B	134,125	5,804
	Billerud Aktiebolag	819,598	5,634
	Bure Equity AB	189,955	5,529
	Peab AB Class B	566,143	5,500
*	NOBA Bank Group AB	598,278	5,498
	Wallenstam AB Class B	1,278,406	5,437
*	Kinnevik AB Class B	942,979	5,430
*,2	BioArctic AB	153,606	5,429
[2]	Attendo AB	466,825	5,401
	Storskogen Group AB Class B	5,269,857	5,207
*	Modern Times Group MTG AB Class B	372,825	5,071
*	NCAB Group AB	623,395	4,902
	AQ Group AB	201,545	4,812
*,2	BoneSupport Holding AB	198,692	4,797
*,1	Electrolux AB Class B	808,646	4,521
	Cibus Real Estate AB publ	272,936	4,351
	Medicover AB Class B	193,680	4,333
	Intea Fastigheter AB	537,343	4,298
	Electrolux Professional AB Class B	852,664	4,289
	Hufvudstaden AB Class A	320,338	4,266
	Lindab International AB	257,321	4,257
	Hemnet Group AB	325,102	4,214
*,2	Dometic Group AB	1,222,468	4,177
	AFRY AB	339,929	4,149
	Nyfosa AB	568,423	4,131
	INVISIO AB	135,375	3,921
	Nolato AB Class B	719,835	3,874
	Betsson AB Class B	370,887	3,778
	Bilia AB Class A	261,859	3,572
	Vitec Software Group AB Class B	126,631	3,511
	Instalco AB	812,719	3,396
	Cloetta AB Class B	660,021	3,393
*	Embracer Group AB	488,025	3,366
	NP3 Fastigheter AB	118,573	3,347
	Vitrolife AB	285,898	3,257
	MIPS AB	104,566	3,100
*	Sdiptech AB Class B	120,888	2,962
	JM AB	229,823	2,889
*	Hexatronic Group AB	678,817	2,814
	Systemair AB	364,420	2,812
	Atrium Ljungberg AB Class B	869,042	2,794
*,1	Xvivo Perfusion AB	92,165	2,767
	Ratos AB Class B	732,899	2,605
	SkiStar AB	144,500	2,505
	Addnode Group AB	477,722	2,483
*,1	Vimian Group AB	751,627	2,467
*,2	Boozt AB	190,223	2,455
59

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Dios Fastigheter AB	350,767	2,418
	Arjo AB Class B	745,662	1,968
*	Roko AB	10,018	1,880
*	Hacksaw AB	194,239	1,790
*,1	Better Collective A/S	113,540	1,752
	Troax Group AB	150,751	1,741
	Platzer Fastigheter Holding AB Class B	216,612	1,621
	Investment AB Oresund	95,077	1,480
*,1	Samhallsbyggnadsbolaget i Norden AB	3,410,147	1,248
*	Norion Bank AB	196,800	1,126
	Corem Property Group AB Class B	2,684,285	932
*	Fagerhult Group AB	346,596	836
	NCC AB Class A	33,906	724
*,1	Samhallsbyggnadsbolaget i Norden AB Class D	511,106	456
	Truecaller AB Class B	126,738	167
*,3	Ow Bunker A/S	24,023	—
			467,299
Switzerland (3.3%)
	Accelleron Industries AG	348,810	37,371
[2]	Galenica AG	184,039	19,607
	Huber & Suhner AG (Registered)	53,358	15,497
	Siegfried Holding AG (Registered)	149,512	15,079
	Allreal Holding AG (Registered)	54,683	14,933
	Adecco Group AG (Registered)	604,629	13,934
	Valiant Holding AG (Registered)	58,706	13,638
	Cembra Money Bank AG	110,152	13,465
	Mobimo Holding AG (Registered)	26,936	12,861
	Sulzer AG (Registered)	64,544	12,286
	Inficon Holding AG (Registered)	63,667	11,785
	EFG International AG	544,614	11,718
	Comet Holding AG (Registered)	27,089	10,740
	DKSH Holding AG	132,638	10,125
	Bucher Industries AG (Registered)	24,526	9,739
	Luzerner Kantonalbank AG	70,867	9,345
	SFS Group AG	61,139	9,315
	Sunrise Communications AG Class A	153,444	9,154
	Berner Kantonalbank AG	16,636	8,662
	Vontobel Holding AG (Registered)	99,299	8,423
	St. Galler Kantonalbank AG (Registered)	10,227	8,415
	Emmi AG (Registered)	7,843	8,208
*	Kardex Holding AG (Registered)	22,252	7,950
	Clariant AG (Registered)	755,445	7,781
	Burckhardt Compression Holding AG	11,618	7,780
	dormakaba Holding AG	109,820	7,312
	Tecan Group AG (Registered)	46,285	7,003
*	Aryzta AG	84,401	6,754
	Landis & Gyr Group AG	96,943	6,512
	Burkhalter Holding AG	27,394	6,504
	Jungfraubahn Holding AG	18,599	6,503
[1]	Stadler Rail AG	206,837	6,043
*	ams-OSRAM AG	361,303	5,803
	Daetwyler Holding AG Class BR	28,075	5,639
	Softwareone Holding AG (XSWX)	628,595	5,563
	Interroll Holding AG (Registered)	2,525	5,289
	Liechtensteinische Landesbank AG	42,108	5,178
[1]	Ypsomed Holding AG (Registered)	14,402	5,032
*	Dottikon Es Holding AG	11,036	4,838
	ALSO Holding AG (Registered)	21,733	4,482
	Implenia AG (Registered)	54,227	4,280
[2]	Medacta Group SA	22,561	4,094
	Bossard Holding AG (Registered) Class A	19,834	4,054
	Intershop Holding AG	18,573	4,032
	Cosmo NV	32,117	3,378
*	Basilea Pharmaceutica Ag Allschwil (Registered)	45,806	3,188
	Forbo Holding AG (Registered)	3,372	3,177
*,2	Montana Aerospace AG	110,710	2,911
[1]	SKAN Group AG	49,158	2,872
*,2	Sensirion Holding AG	32,841	2,843
	OC Oerlikon Corp. AG Pfaffikon (Registered)	643,729	2,816
60

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Zehnder Group AG	33,197	2,804
[1,2]	SMG Swiss Marketplace Group AG	75,983	2,709
*,2	PolyPeptide Group AG	49,683	2,432
	Cie Financiere Tradition SA Class BR	5,079	1,911
*,1,2	Medartis Holding AG	16,856	1,662
	Bell Food Group AG (Registered)	6,783	1,618
	Bystronic AG	5,659	1,411
	Autoneum Holding AG	9,472	1,383
	VP Bank AG Class A	12,259	1,352
	TX Group AG	7,784	1,236
	APG SGA SA	4,561	1,054
[2]	Medmix AG	95,217	1,016
*,1	u-blox Holding AG (XSWX)	5,065	875
			455,374
Taiwan (8.3%)
*	Macronix International Co. Ltd.	6,575,386	32,863
[1]	WinWay Technology Co. Ltd.	93,459	31,425
[1]	Taiwan Union Technology Corp.	926,000	30,515
[1]	Compeq Manufacturing Co. Ltd.	3,679,471	28,692
	LandMark Optoelectronics Corp.	277,600	24,080
[1]	Kinsus Interconnect Technology Corp.	1,199,659	20,380
[1]	ADATA Technology Co. Ltd.	1,065,494	15,222
[1]	EZconn Corp.	189,511	12,916
	L&K Engineering Co. Ltd.	597,475	12,888
[1]	Fositek Corp.	192,000	12,882
[1]	Innodisk Corp.	298,554	12,100
	Kaori Heat Treatment Co. Ltd.	284,210	11,618
	Syntec Technology Co. Ltd.	135,816	11,029
[1]	Universal Microwave Technology Inc.	219,000	10,896
[1]	Chipbond Technology Corp.	2,030,852	10,586
	All Ring Tech Co. Ltd.	272,000	10,421
	AP Memory Technology Corp.	386,154	10,398
[1]	Co-Tech Development Corp.	791,000	10,071
[1]	Acter Group Corp. Ltd.	375,962	10,050
	Ardentec Corp.	1,585,851	9,956
[1]	Solar Applied Materials Technology Corp.	1,826,691	9,701
[1]	Sigurd Microelectronics Corp.	1,620,822	9,352
[1]	LuxNet Corp.	460,000	9,144
[1]	WNC Corp.	1,314,066	9,047
[1]	TA Chen Stainless Pipe	7,491,106	8,963
[1]	AURAS Technology Co. Ltd.	242,000	8,936
	Taichung Commercial Bank Co. Ltd.	14,024,881	8,794
	Chenbro Micom Co. Ltd.	241,000	8,759
[1]	Mitac Holdings Corp.	3,235,378	8,479
	Advanced Echem Materials Co. Ltd.	259,846	8,270
[1]	Chunghwa Precision Test Tech Co. Ltd.	73,000	8,174
	Topco Scientific Co. Ltd.	625,643	8,121
[1]	Visual Photonics Epitaxy Co. Ltd.	683,455	7,614
	Sinbon Electronics Co. Ltd.	841,066	7,573
[1]	Grand Process Technology Corp.	76,773	7,359
*,1	FOCI Fiber Optic Communications Inc.	294,102	7,325
	ITEQ Corp.	833,870	7,242
[1]	VisEra Technologies Co. Ltd.	379,000	7,101
	Kinik Co.	393,000	6,850
[1]	Simplo Technology Co. Ltd.	595,631	6,762
[1]	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,427,625	6,735
	C Sun Manufacturing Ltd.	334,220	6,531
*,1	GCS Holdings Inc.	297,000	6,525
	Highwealth Construction Corp.	5,100,776	6,472
*,1	Fulltech Fiber Glass Corp.	1,760,511	6,231
	I-Chiun Precision Industry Co. Ltd.	700,247	6,062
[1]	Dynapack International Technology Corp.	518,299	6,050
[1]	Test Research Inc.	548,371	6,017
	Topoint Technology Co. Ltd.	444,000	5,791
[1]	Makalot Industrial Co. Ltd.	852,930	5,743
[1]	Radiant Opto-Electronics Corp.	1,706,675	5,403
[1]	Dynamic Holding Co. Ltd.	940,705	5,315
[1]	Taiwan Surface Mounting Technology Corp.	925,530	4,960
[1]	Elite Advanced Laser Corp.	499,607	4,890
61

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	Supreme Electronics Co. Ltd.	1,849,008	4,858
	Ennostar Inc.	2,043,500	4,820
[1]	Elite Semiconductor Microelectronics Technology Inc.	875,000	4,819
	ChipMOS Technologies Inc.	2,070,494	4,654
	TXC Corp.	953,877	4,636
	Lien Hwa Industrial Holdings Corp.	3,546,804	4,635
[1]	Faraday Technology Corp.	853,470	4,608
	IBF Financial Holdings Co. Ltd.	10,022,596	4,596
	Mega Union Technology Inc.	157,987	4,559
	Scientech Corp.	178,000	4,538
[1]	Phoenix Silicon International Corp.	570,286	4,520
[1]	Longwell Co.	489,000	4,518
[1]	Getac Holdings Corp.	1,430,000	4,431
	Yankey Engineering Co. Ltd.	218,580	4,404
	Marketech International Corp.	356,000	4,349
[1]	Unitech Printed Circuit Board Corp.	2,317,793	4,300
[1]	Elan Microelectronics Corp.	945,545	4,104
[1]	Shin Zu Shing Co. Ltd.	621,995	4,098
[1]	Machvision Inc.	144,972	4,068
	Poya International Co. Ltd.	221,250	4,007
[1]	Gudeng Precision Industrial Co. Ltd.	228,399	3,955
[1]	Huaku Development Co. Ltd.	990,685	3,946
	Primax Electronics Ltd.	1,673,000	3,888
[1]	AcBel Polytech Inc.	2,493,325	3,796
[1]	Sunonwealth Electric Machine Industry Co. Ltd.	817,274	3,787
	Great Wall Enterprise Co. Ltd.	2,237,686	3,776
	President Securities Corp.	3,314,078	3,754
[1]	Kinpo Electronics	4,201,196	3,714
	Tong Hsing Electronic Industries Ltd.	663,968	3,666
[1]	Asia Optical Co. Inc.	808,000	3,605
	Pan Jit International Inc.	1,113,000	3,601
[1]	First Hi-Tec Enterprise Co. Ltd.	289,000	3,601
	Tung Ho Steel Enterprise Corp.	1,741,350	3,589
[1]	XinTec Inc.	549,000	3,556
[1]	Lotus Pharmaceutical Co. Ltd.	502,000	3,522
[1]	Nuvoton Technology Corp.	739,000	3,498
	Ennoconn Corp.	339,432	3,487
[1]	Wisdom Marine Lines Co. Ltd.	1,524,241	3,458
[1]	Pixart Imaging Inc.	502,920	3,359
	Qisda Corp.	4,372,200	3,335
	Goldsun Building Materials Co. Ltd. Class C	2,987,402	3,329
[1]	Global Brands Manufacture Ltd.	1,045,100	3,326
	Holy Stone Enterprise Co. Ltd.	484,007	3,316
[1]	Tong Yang Industry Co. Ltd.	1,391,919	3,310
[1]	Bora Pharmaceuticals Co. Ltd.	253,310	3,294
	Shinkong Insurance Co. Ltd.	782,000	3,283
[1]	Ruentex Industries Ltd.	2,296,349	3,247
	Taiwan Hon Chuan Enterprise Co. Ltd.	912,269	3,225
[1]	Foxsemicon Integrated Technology Inc.	320,400	3,185
	Fusheng Precision Co. Ltd.	391,000	3,114
	Feng Hsin Steel Co. Ltd.	1,612,000	3,101
	Sitronix Technology Corp.	414,282	3,038
*,1	China Petrochemical Development Corp.	12,805,620	3,012
[1]	Taiflex Scientific Co. Ltd.	679,038	2,965
*,1	Starlux Airlines Co. Ltd.	4,630,823	2,962
[1]	Sanyang Motor Co. Ltd.	1,682,037	2,951
	Everlight Electronics Co. Ltd.	1,291,725	2,913
[1]	Taiwan Speciality Chemicals Corp.	292,000	2,909
	YFY Inc.	3,820,000	2,853
	Greatek Electronics Inc.	1,060,000	2,844
[1]	Wiselink Co. Ltd.	983,478	2,812
	Wah Lee Industrial Corp.	665,500	2,809
[1]	CTCI Corp.	2,397,085	2,794
[1]	Jinan Acetate Chemical Co. Ltd.	2,076,360	2,794
*,1	Heron Neutron Medical Corp.	236,000	2,761
[1]	Arcadyan Technology Corp.	544,737	2,758
[1]	Allis Electric Co. Ltd.	786,915	2,755
[1]	Everlight Chemical Industrial Corp.	1,510,649	2,754
*	Mercuries Life Insurance Co. Ltd.	11,297,657	2,752
[1]	Charoen Pokphand Enterprise	623,400	2,729
62

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	Ta Ya Electric Wire & Cable	2,659,842	2,726
*	Wafer Works Corp.	2,022,125	2,609
*	United Renewable Energy Co. Ltd.	5,134,655	2,599
[1]	AmTRAN Technology Co. Ltd.	1,946,972	2,587
[1]	Silicon Integrated Systems Corp.	1,559,130	2,585
[1]	Orient Semiconductor Electronics Ltd.	1,448,197	2,555
[1]	Cleanaway Co. Ltd.	2,899,000	2,543
[1]	SDI Corp.	518,000	2,529
[1]	Merry Electronics Co. Ltd.	920,528	2,524
	Via Technologies Inc.	997,000	2,503
*,1	Etron Technology Inc.	1,096,875	2,485
	Taiwan Acceptance Corp.	1,014,757	2,479
[1]	Center Laboratories Inc.	1,991,960	2,478
[1]	Daxin Materials Corp.	171,000	2,433
[1]	Ability Enterprise Co. Ltd.	952,810	2,389
[1]	Airoha Technology Corp.	136,000	2,386
	Hannstar Board Corp.	882,642	2,338
[1]	Nan Pao Resins Chemical Co. Ltd.	205,000	2,334
	Taiwan Cogeneration Corp.	1,663,152	2,332
[1]	Advanced Wireless Semiconductor Co.	504,192	2,331
*,1	FLEXium Interconnect Inc.	1,099,140	2,307
[1]	Sercomm Corp.	948,000	2,304
	Systex Corp.	598,000	2,286
[1]	Pan-International Industrial Corp.	1,427,595	2,264
	TPK Holding Co. Ltd.	1,155,000	2,226
	Shiny Chemical Industrial Co. Ltd.	412,700	2,193
	Chin-Poon Industrial Co. Ltd.	1,336,072	2,186
	Shinkong Synthetic Fibers Corp.	4,077,416	2,181
*,1	TSEC Corp.	1,922,646	2,181
[1]	Farglory Land Development Co. Ltd.	984,854	2,143
*,1	Oneness Biotech Co. Ltd.	1,237,000	2,093
*,1	Thunder Tiger Corp.	458,000	2,090
[1]	Coretronic Corp.	981,000	2,085
*	General Interface Solution GIS Holding Ltd.	855,000	2,085
[1]	G Shank Enterprise Co. Ltd.	551,665	2,073
	Union Bank of Taiwan	3,273,080	2,069
[1]	Ichia Technologies Inc.	911,000	2,063
	Materials Analysis Technology Inc.	194,614	2,055
[1]	Century Iron & Steel Industrial Co. Ltd.	639,000	2,052
*	Episil Technologies Inc.	958,101	2,043
[1]	Evergreen Aviation Technologies Corp.	419,000	2,043
[1]	EVERGREEN Steel Corp.	646,000	1,997
*,1	HannStar Display Corp.	7,536,810	1,950
	Global Mixed Mode Technology Inc.	243,199	1,947
[1]	JPC connectivity Inc.	289,100	1,914
	ITE Technology Inc.	483,418	1,911
[1]	WUS Printed Circuit Co. Ltd.	525,555	1,907
	Sporton International Inc.	270,666	1,904
[1]	Raydium Semiconductor Corp.	255,000	1,904
[1]	Chang Wah Electromaterials Inc.	1,242,000	1,896
*,1	BES Engineering Corp.	4,566,720	1,891
	Wowprime Corp.	260,223	1,867
[1]	Quanta Storage Inc.	696,000	1,862
	Far Eastern Department Stores Ltd.	2,612,043	1,835
[1]	Fitipower Integrated Technology Inc.	376,246	1,823
	Gloria Material Technology Corp.	1,765,023	1,801
	Weikeng Industrial Co. Ltd.	1,584,000	1,801
*,1	Chung Hung Steel Corp.	3,214,000	1,797
[1]	M31 Technology Corp.	101,090	1,790
	Standard Foods Corp.	1,914,708	1,751
*	CSBC Corp. Taiwan	2,756,187	1,735
*,1	Intelligo Technology Inc.	127,000	1,726
	TTY Biopharm Co. Ltd.	728,987	1,711
[1]	Gemtek Technology Corp.	1,551,115	1,697
[1]	Nichidenbo Corp.	543,000	1,667
[1]	Taiwan Semiconductor Co. Ltd.	813,000	1,649
	Tyntek Corp.	889,250	1,640
[1]	Weltrend Semiconductor	705,753	1,635
[1]	Solomon Technology Corp.	426,776	1,631
	Merida Industry Co. Ltd.	882,055	1,624
63

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	Chang Wah Technology Co. Ltd.	977,000	1,621
[1]	China Motor Corp.	943,000	1,620
[1]	Nan Kang Rubber Tire Co. Ltd.	1,525,027	1,614
[1]	Chenming Electronic Technology Corp.	478,784	1,607
*	Lumosa Therapeutics Co. Ltd.	332,234	1,601
	Ruentex Engineering & Construction Co.	323,000	1,600
	Tainan Spinning Co. Ltd.	3,971,674	1,591
	Stark Technology Inc.	349,000	1,580
	Grape King Bio Ltd.	442,000	1,571
	Sinon Corp.	1,177,000	1,569
[1]	Cheng Uei Precision Industry Co. Ltd.	1,308,000	1,549
*,1	Taiwan-Asia Semiconductor Corp.	1,277,406	1,544
	Sakura Development Co. Ltd.	1,192,110	1,543
	Cheng Loong Corp.	2,753,920	1,533
	Chong Hong Development Co. Ltd.	614,145	1,513
	Clevo Co.	1,233,043	1,503
	Cathay Real Estate Development Co. Ltd.	2,041,000	1,501
*,1	Hota Industrial Manufacturing Co. Ltd.	905,317	1,492
[1]	Zero One Technology Co. Ltd.	459,656	1,492
	Anpec Electronics Corp.	197,000	1,491
	O-Bank Co. Ltd.	4,653,000	1,484
*,1	Medigen Vaccine Biologics Corp.	946,544	1,474
*,1	Grand Pacific Petrochemical	3,724,843	1,446
*	RDC Semiconductor Co. Ltd.	226,850	1,442
[1]	Altek Corp.	1,113,423	1,436
	Synmosa Biopharma Corp.	1,465,669	1,430
	Formosa Taffeta Co. Ltd.	2,803,000	1,415
*,1	Sunplus Technology Co. Ltd.	1,793,000	1,382
	Hotai Finance Co. Ltd.	716,370	1,382
	Ton Yi Industrial Corp.	2,468,000	1,370
[1]	Promate Electronic Co. Ltd.	898,621	1,367
	Depo Auto Parts Ind Co. Ltd.	344,313	1,364
	Thinking Electronic Industrial Co. Ltd.	243,000	1,357
[1]	Chicony Power Technology Co. Ltd.	524,000	1,347
[1]	China Steel Chemical Corp.	543,853	1,345
[1]	Kenmec Mechanical Engineering Co. Ltd.	745,000	1,329
	Universal Cement Corp.	1,476,000	1,328
	TCI Co. Ltd.	352,067	1,325
[1]	Taiwan Paiho Ltd.	940,183	1,319
	Evergreen International Storage & Transport Corp.	864,751	1,304
	Run Long Construction Co. Ltd.	1,427,200	1,296
	Pegavision Corp.	145,514	1,293
	China Bills Finance Corp.	2,422,000	1,285
[1]	Kuo Toong International Co. Ltd.	799,662	1,280
[1]	ASROCK Inc.	169,000	1,280
[1]	Channel Well Technology Co. Ltd.	720,708	1,279
*,1	Fittech Co. Ltd.	262,362	1,276
	TSRC Corp.	2,044,046	1,273
[1]	Flytech Technology Co. Ltd.	366,845	1,264
[1]	Syncmold Enterprise Corp.	442,750	1,254
[1]	Kindom Development Co. Ltd.	1,339,290	1,248
	Taiwan Sakura Corp.	474,000	1,247
[1]	Sincere Navigation Corp.	1,123,970	1,240
*	Chun Yuan Steel Industry Co. Ltd.	1,555,000	1,217
*	Holtek Semiconductor Inc.	706,279	1,216
*,1	Yieh Phui Enterprise Co. Ltd.	2,739,670	1,211
[1]	Johnson Health Tech Co. Ltd.	311,283	1,207
[1]	UPI Semiconductor Corp.	222,000	1,207
[1]	Motech Industries Inc.	1,370,928	1,196
*,1	Egis Technology Inc.	304,000	1,192
	Brighton-Best International Taiwan Inc.	1,113,000	1,184
[1]	USI Corp.	2,588,784	1,177
[1]	Ability Opto-Electronics Technology Co. Ltd.	340,754	1,175
[1]	Formosa International Hotels Corp.	219,841	1,171
[1]	CyberPower Systems Inc.	196,000	1,167
*,1	Taiwan Mask Corp.	777,976	1,166
	Lian HWA Food Corp.	423,100	1,163
[1]	Posiflex Technology Inc.	197,822	1,161
	CMC Magnetics Corp.	3,581,758	1,157
	Topkey Corp.	244,000	1,154
64

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Zyxel Group Corp.	1,020,250	1,141
	YungShin Global Holding Corp.	649,697	1,140
[1]	Lingsen Precision Industries Ltd.	1,196,000	1,136
*,1	Apex International Co. Ltd.	671,784	1,127
	Genesys Logic Inc.	352,000	1,121
*,1	TaiMed Biologics Inc.	711,122	1,113
*,1	Gigastorage Corp.	1,135,742	1,110
	Hu Lane Associate Inc.	323,581	1,103
[1]	JSL Construction & Development Co. Ltd.	632,923	1,087
	ZillTek Technology Corp.	118,045	1,083
	Chief Telecom Inc.	98,600	1,070
[1]	Swancor Holding Co. Ltd.	285,000	1,062
	Hsin Kuang Steel Co. Ltd.	795,569	1,021
	Taiwan PCB Techvest Co. Ltd.	883,102	1,017
*	Ritek Corp.	2,568,048	1,016
[1]	Forcecon Tech Co. Ltd.	333,217	1,005
*,1	EirGenix Inc.	686,855	982
*,1	Phihong Technology Co. Ltd.	1,272,520	973
	IEI Integration Corp.	430,716	945
[1]	UPC Technology Corp.	2,674,065	940
[1]	Cub Elecparts Inc.	245,606	940
[1]	YC INOX Co. Ltd.	1,380,255	931
[1]	Actron Technology Corp.	213,895	931
	Kenda Rubber Industrial Co. Ltd.	1,696,324	927
	Dimerco Express Corp.	369,750	912
	Bank of Kaohsiung Co. Ltd.	2,411,697	903
[1]	Alpha Networks Inc.	837,599	898
*,1	CyberTAN Technology Inc.	1,125,571	897
[1]	Infortrend Technology Inc.	697,885	896
*	China Man-Made Fiber Corp.	4,291,384	892
	Nantex Industry Co. Ltd.	1,050,000	889
	Continental Holdings Corp.	1,329,000	871
[1]	Advanced Ceramic X Corp.	158,000	865
[1]	TA-I Technology Co. Ltd.	393,500	858
[1]	Delpha Construction Co. Ltd.	1,291,000	851
	Xxentria Technology Materials Corp.	626,334	845
*	Foresee Pharmaceuticals Co. Ltd.	333,294	845
*,1	Microbio Co. Ltd.	1,714,292	841
	D-Link Corp.	1,865,774	826
[1]	Great Tree Pharmacy Co. Ltd.	337,000	826
*,1	Oriental Union Chemical Corp.	2,005,000	825
	Kung Long Batteries Industrial Co. Ltd.	212,000	824
	Ho Tung Chemical Corp.	2,729,362	813
*,1	Tong-Tai Machine & Tool Co. Ltd.	690,429	811
	Adlink Technology Inc.	339,127	809
*	Career Technology MFG. Co. Ltd.	1,389,203	799
[1]	Advancetek Enterprise Co. Ltd.	954,000	794
	Advanced International Multitech Co. Ltd.	425,000	793
	Amazing Microelectronic Corp.	320,085	791
	TaiDoc Technology Corp.	193,000	764
[1]	Sonix Technology Co. Ltd.	568,000	759
	Rechi Precision Co. Ltd.	1,042,668	756
[1]	T3EX Global Holdings Corp.	356,000	754
*	Longchen Paper & Packaging Co. Ltd.	2,588,707	741
	Gourmet Master Co. Ltd.	365,789	736
[1]	Waffer Technology Corp.	531,439	735
[1]	Lai Yih Footwear Co. Ltd.	147,000	732
	Ambassador Hotel	549,000	726
[1]	China General Plastics Corp.	1,515,717	713
[1]	Elitegroup Computer Systems Co. Ltd.	1,070,647	703
[1]	Hung Sheng Construction Ltd.	1,165,620	702
	FSP Technology Inc.	445,428	702
	Firich Enterprises Co. Ltd.	984,815	699
	Sampo Corp.	944,048	682
[1]	Asia Polymer Corp.	1,432,151	681
	Chlitina Holding Ltd.	200,569	676
	China Metal Products	1,014,515	670
	Radium Life Tech Co. Ltd.	2,021,107	663
*	Taiwan TEA Corp.	1,843,293	658
	Universal Vision Biotechnology Co. Ltd.	150,255	651
65

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Sunny Friend Environmental Technology Co. Ltd.	268,741	636
*	Adimmune Corp.	1,122,343	629
[1]	Darfon Electronics Corp.	734,000	622
	PharmaEngine Inc.	356,102	620
	Mercuries & Associates Holding Ltd.	1,419,042	616
	Zeng Hsing Industrial Co. Ltd.	207,536	605
*,1	Chung Hwa Pulp Corp.	1,451,135	597
[1]	St. Shine Optical Co. Ltd.	178,419	587
	Savior Lifetec Corp.	979,728	587
[1]	Gamania Digital Entertainment Co. Ltd.	465,000	582
	Darwin Precisions Corp.	1,422,200	580
[1]	Namchow Holdings Co. Ltd.	515,000	572
	Chia Hsin Cement Corp.	1,322,180	562
[1]	91APP Inc.	269,555	560
[1]	ScinoPharm Taiwan Ltd.	865,891	556
	Brogent Technologies Inc.	186,166	553
	Bioteque Corp.	148,000	540
[1]	TYC Brother Industrial Co. Ltd.	534,710	526
	Speed Tech Corp.	449,007	520
	Formosan Rubber Group Inc.	617,280	513
*,1	Sensortek Technology Corp.	106,000	509
	Soft-World International Corp.	163,520	504
*	Lung Yen Life Service Corp.	358,000	500
*,1	Taiwan Styrene Monomer	1,648,579	494
	Ultra Chip Inc.	321,000	490
	Panion & BF Biotech Inc.	226,354	488
[1]	CHC Healthcare Group	527,727	487
	Cyberlink Corp.	232,076	483
[1]	Huang Hsiang Construction Corp.	401,599	476
*	First Steamship Co. Ltd.	2,821,850	448
*	Polaris Group	810,817	448
	Basso Industry Corp.	430,000	442
	Sinyi Realty Inc.	697,465	441
	KMC Kuei Meng International Inc.	172,000	440
	Rich Development Co. Ltd.	1,859,440	432
*	Lealea Enterprise Co. Ltd.	2,206,642	427
*	Federal Corp.	698,505	416
*	International CSRC Investment Holdings Co.	1,208,997	411
	Taiyen Biotech Co. Ltd.	408,877	411
*	Medigen Biotechnology Corp.	388,680	406
	Wei Chuan Foods Corp.	1,027,835	406
	Hong Pu Real Estate Development Co. Ltd.	592,195	403
	KEE TAI Properties Co. Ltd.	1,235,771	381
	AGV Products Corp.	1,215,425	380
*	Shining Building Business Co. Ltd.	1,418,675	372
[1]	Cenra Inc.	364,000	365
	China Electric Manufacturing Corp.	949,980	361
*	OBI Pharma Inc.	355,968	360
*	Kuo Yang Construction Co. Ltd.	628,000	352
*,1	PChome Online Inc.	473,104	341
[1]	Iron Force Industrial Co. Ltd.	121,608	338
[1]	FocalTech Systems Co. Ltd.	198,822	319
	Rexon Industrial Corp. Ltd.	430,000	299
[1]	Allied Supreme Corp.	41,000	292
[1]	Shinfox Energy Co. Ltd.	387,445	279
[1]	Fulgent Sun International Holding Co. Ltd.	96,024	237
[1]	Yungshin Construction & Development Co. Ltd.	150,410	229
	Tung Thih Electronic Co. Ltd.	100,504	176
	HD Renewable Energy Co. Ltd.	19,947	57
*	Li Peng Enterprise Co. Ltd.	309,915	49
*,3	Taiwan Land Development Corp.	159,840	—
*,3	Pharmally International Holding Co. Ltd.	126,271	—
			1,157,746
Thailand (0.8%)
	Tisco Financial Group PCL	2,109,850	7,088
	Kiatnakin Bank PCL	2,143,105	5,199
	Thanachart Capital PCL	2,420,495	4,160
	WHA Corp. PCL	28,940,092	3,991
	Bangchak Corp. PCL	3,136,700	3,444
66

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	Thaifoods Group PCL Class F	10,375,500	3,181
	3BB Internet Infrastructure Fund Class F	14,551,463	3,086
[1]	KCE Electronics PCL	3,036,200	2,930
	TIDLOR Holdings PCL	5,434,213	2,846
	Com7 PCL Class F	3,788,800	2,661
	CPN Retail Growth Leasehold REIT	7,064,068	2,642
[1]	Srisawad Corp. PCL	3,596,600	2,579
[1]	Hana Microelectronics PCL	2,341,246	2,390
	IRPC PCL	35,400,800	2,312
	WHA Premium Growth Freehold & Leasehold REIT Class F	6,781,486	2,269
	Sansiri PCL	48,867,900	2,103
	Cal-Comp Electronics Thailand PCL Class F	11,118,400	2,089
[1]	CH Karnchang PCL	3,884,600	2,026
	Bangkok Life Assurance PCL NVDR	3,185,400	1,947
	Supalai PCL	3,815,850	1,899
	AP Thailand PCL	7,063,556	1,869
	Thailand Future Fund	8,356,400	1,677
	Amata Corp. PCL	2,565,597	1,628
	MBK PCL (XBKK)	3,104,476	1,623
	Sri Trang Agro-Industry PCL	2,916,023	1,593
	Betagro PCL	2,283,200	1,577
*,1	Energy Absolute PCL (XBKK)	18,992,982	1,547
	Central Plaza Hotel PCL	1,552,290	1,480
*	Bangkok Commercial Asset Management PCL (XBKK)	6,144,900	1,399
	Star Petroleum Refining PCL	6,157,500	1,392
	TTW PCL	4,840,800	1,373
	Mega Lifesciences PCL	1,181,800	1,298
[1]	Siam Global House PCL	6,157,395	1,262
[1]	Stecon Group PCL	3,184,015	1,176
	Gunkul Engineering PCL	12,958,483	1,164
	B Grimm Power PCL	2,910,252	1,156
	Sri Trang Gloves Thailand PCL	3,597,500	1,135
	I-TAIL Corp. PCL	2,117,700	1,106
[1]	Bangkok Chain Hospital PCL	3,812,648	1,089
	Thai Vegetable Oil PCL	1,431,510	1,085
	Bangkok Airways PCL	2,550,400	1,058
	BCPG PCL	4,684,837	1,016
	Quality Houses PCL	23,158,333	961
	VGI PCL	35,278,500	945
	Tipco Asphalt PCL	2,209,300	916
	Thonburi Healthcare Group PCL	3,523,140	904
	Dhipaya Group Holdings PCL	1,323,100	844
*,1	Jasmine Technology Solution PCL	647,800	831
	PTG Energy PCL	2,850,107	714
	Chularat Hospital PCL Class F	16,096,260	706
[1]	JMT Network Services PCL	2,299,923	694
*,1	Thaicom PCL	1,909,540	680
	TOA Paint Thailand PCL	1,622,800	647
	AEON Thana Sinsap Thailand PCL	217,300	632
	Plan B Media PCL Class F	4,679,372	622
	Thoresen Thai Agencies PCL	4,032,041	616
[1]	MK Restaurants Group PCL	935,700	546
	Dohome PCL (XBKK)	4,877,505	505
	AP Thailand PCL NVDR	1,821,600	482
	Precious Shipping PCL	2,290,200	477
[1]	Jaymart Group Holdings PCL	2,191,600	476
	Central Plaza Hotel PCL NVDR	489,800	467
*	SKY ICT PCL	1,209,117	443
	Bangkok Land PCL	33,014,900	437
*,1	Jasmine International PCL	12,202,420	424
	SPCG PCL	1,560,200	424
	TPI Polene Power PCL	7,188,400	424
	CK Power PCL	5,822,431	415
	GFPT PCL	1,412,800	398
	Tisco Financial Group PCL NVDR	115,350	388
[1]	AEON Thana Sinsap Thailand PCL NVDR	78,600	229
	Precious Shipping PCL NVDR	848,500	177
*	Pruksa Real Estate PCL	1,063,290	56
			108,025
67

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
Turkiye (0.3%)
	Yeni Gimat Gayrimenkul Ortakligi A/S	685,573	3,649
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	2,828,942	1,657
	Global Yatirim Holding A/S	4,427,753	1,499
*	BatiSoke Soke Cimento Sanayii TAS	1,496,538	1,270
	Sekerbank Turk A/S	4,647,004	1,262
*,1	Can2 Termik A/S	30,737,440	1,216
	Lila Kagit Sanayi ve Ticaret A/S	1,532,794	1,189
	Altinkilic Gida VE Sut Sanayi Ticaret A/S	136,409	1,076
[1]	Kontrolmatik Enerji Ve Muhendislik A/S	4,300,063	995
*	Bera Holding A/S	2,623,487	991
*	Izmir Firca Sanayi ve Ticaret A/S	583,564	886
*	Izdemir Enerji Elektrik Uretim A/S	3,716,441	880
	Logo Yazilim Sanayi Ve Ticaret A/S	262,242	835
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	5,336,575	811
	Albaraka Turk Katilim Bankasi A/S	4,160,080	774
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	9,151,907	742
*,1	Vestel Elektronik Sanayi ve Ticaret A/S	1,192,794	734
	Pasifik Gayrimenkul Yatirim Ortakligi	11,033,180	732
	AKIS Gayrimenkul Yatirimi A/S	3,460,838	687
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S Class A	325,166	660
*	YEO Teknoloji Enerji VE Endustri A/S	531,077	656
*	Europen Endustri Insaat Sanayi VE Ticaret A/S	5,259,824	643
*	Pasifik Teknoloji A/S Class B	1,281,101	612
	Escar Turizm Tasimacilik Ticaret A/S	524,906	607
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	3,472,308	587
	Kayseri Seker Fabrikasi A/S	5,518,830	579
*	BMS Birlesik Metal Sanayi VE Ticaret A/S	289,324	577
*	Altinay Savunma Teknolojileri A/S	1,615,178	572
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	2,114,529	540
	Galata Wind Enerji A/S	805,542	539
*	Reeder Teknoloji Sanayi VE Ticaret A/S	3,138,035	530
*	Blume Metal Chemical ASA	576,228	508
*	Adese Alisveris Merkezleri Ticaret A/S	19,460,784	467
*	Is Finansal Kiralama A/S	1,017,789	451
	SUN Tekstil Sanayi Ve Ticaret A/S	564,540	446
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	5,992,483	439
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	447,478	434
*	Oyak Yatirim Menkul Degerler A/S	337,125	424
	Polisan Holding A/S	893,891	420
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	51,893	420
*	Kordsa Teknik Tekstil A/S	286,645	416
	Bursa Cimento Fabrikasi A/S	3,008,624	408
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	2,465,958	389
	Alfa Solar Enerji Sanayi VE Ticaret A/S	416,707	381
*	Agrotech Yueksek Teknoloji VE Yatirim A/S	5,534,967	377
*	Yayla Agro Gida Sanayi VE Nakliyat A/S	1,412,860	366
*	Hitit Bilgisayar Hizmetleri A/S	382,723	359
*	Kerevitas Gida Sanayi ve Ticaret A/S	1,062,755	353
*	Kimteks Poliuretan Sanayi VE Ticaret A/S	749,800	342
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	578,402	338
*	Aydem Yenilenebilir Enerji A/S	524,951	337
*	Marmara Holding A/S	5,037,588	323
*	Imas Makina Sanayi A/S	3,901,087	319
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	172,377	271
*	Qua Granite Hayal	3,232,689	266
*	Aksigorta A/S	1,681,922	260
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	4,246,697	260
*	Kervan Gida Sanayi Ve Ticaret A/S	3,688,341	255
	Ebebek Magazacilik A/S	154,703	246
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	130,145	242
	Visne Madencilik Uretim Sanayi VE Ticaret A/S	115,790	221
*	Tat Gida Sanayi A/S	473,651	189
	Turkiye Petrol Rafinerileri A/S	1	—
	Aygaz A/S	1	—
*	Zorlu Enerji Elektrik Uretim A/S	1	—
	LDR Turizm A/S	2	—
*	Peker Gayrimenkul Yatirim Ortakligi A/S	1	—
*	Katilimevim Tasarruf Finansman A/S	1	—
*	Ral Yatirim Holding A/S	1	—
68

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Fenerbahce Futbol A/S	3	—
			39,914
United Arab Emirates (0.2%)
	Dana Gas PJSC	20,844,190	5,107
*,3	Gulf Navigation Holding PJSC	6,165,486	4,547
	Sharjah Islamic Bank	4,630,002	3,730
	Abu Dhabi National Hotels	29,061,741	2,930
	Amanat Holdings PJSC	5,004,686	1,743
*	RAK Properties PJSC	5,539,126	1,615
	Ajman Bank PJSC	3,959,180	1,551
	Agthia Group PJSC	1,135,373	1,152
*,3	Arabtec Holding PJSC	2,033,180	—
			22,375
United Kingdom (7.4%)
	Games Workshop Group plc	121,812	32,308
	IG Group Holdings plc	1,197,115	24,463
	LondonMetric Property plc	8,288,185	21,334
	Balfour Beatty plc	1,810,751	20,121
	Aberdeen Group Plc	6,712,086	18,969
	Lion Finance Group plc	125,499	18,808
	Investec plc	2,169,808	18,653
	Tritax Big Box REIT plc	9,038,186	18,552
	Johnson Matthey plc	587,671	16,598
	Plus500 Ltd.	250,396	15,210
	Drax Group plc	1,248,693	15,024
	WPP plc	4,051,942	14,670
	Man Group plc	4,243,215	14,662
	ITV plc	13,364,606	14,543
	RS Group plc	1,758,804	14,448
	Pan African Resources plc	7,406,585	14,144
	Cranswick plc	192,403	14,085
	Serco Group plc	3,657,232	14,038
	Babcock International Group plc	928,837	13,993
	Pennon Group plc	1,755,259	13,130
	Carnival plc	488,988	12,972
	Rotork plc	3,038,816	12,774
	Inchcape plc	1,127,021	12,715
[2]	Quilter plc	4,928,883	12,308
	TP ICAP Group plc	2,778,122	11,940
	Primary Health Properties plc	9,360,819	11,909
	UNITE Group plc	1,791,672	11,291
	TBC Bank Group plc	167,281	11,076
	Bellway plc	422,929	10,967
	Hikma Pharmaceuticals plc	573,446	10,903
[2]	JTC plc	590,990	10,570
	Computacenter plc	206,990	10,480
	Mitie Group plc	4,417,479	10,475
	QinetiQ Group plc	1,711,774	10,373
	Morgan Sindall Group plc	159,244	10,183
	Hill & Smith plc	287,231	10,100
	Hochschild Mining plc	1,176,601	10,045
	Derwent London plc	421,095	9,852
	Shaftesbury Capital plc	5,363,377	9,778
	OSB Group plc	1,286,936	9,251
	Softcat plc	478,801	8,990
*	Helios Towers plc	3,186,400	8,680
	B&M European Value Retail plc	3,760,886	8,594
	Hammerson plc	1,910,349	8,575
	Big Yellow Group plc	690,528	8,482
	AJ Bell plc	1,185,182	8,317
	Renishaw plc	127,313	8,201
	Greencore Group plc (SGMX)	2,325,565	7,978
	Coats Group plc	7,028,926	7,973
	Harbour Energy plc	1,988,831	7,909
	Genus plc	244,726	7,790
	Canal & SA (XLON)	2,479,467	7,725
	Oxford Instruments plc	196,673	7,678
[1]	Greggs plc	363,675	7,524
	Sirius Real Estate Ltd.	5,520,412	7,512
69

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Keller Group plc	245,371	7,459
	Grafton Group plc GDR	619,661	7,416
	Safestore Holdings plc	794,268	7,261
	International Workplace Group plc	2,802,812	7,056
	Paragon Banking Group plc	679,102	6,916
	Lancashire Holdings Ltd.	878,823	6,864
	Chemring Group plc	966,279	6,851
	Tate & Lyle plc	1,363,154	6,803
	Clarkson plc	102,688	6,752
[2]	Bridgepoint Group plc	1,954,295	6,633
	Premier Foods plc	2,442,929	6,548
	easyJet plc	1,359,407	6,507
	Currys plc	3,755,397	6,393
	Great Portland Estates plc	1,466,765	6,183
	SSP Group plc	2,856,554	6,181
	Volution Group plc	724,015	6,072
	Grainger plc	2,765,106	6,039
*,1	Ocado Group plc	2,216,199	5,992
[1]	Energean plc	483,034	5,857
*,2	Watches of Switzerland Group plc	831,884	5,822
	Senior plc	1,473,671	5,741
	Bodycote plc	617,536	5,735
	Savills plc	497,354	5,610
	Travis Perkins plc	774,274	5,497
	Rathbones Group plc	205,489	5,492
*	Vistry Group plc	1,208,750	5,395
	Supermarket Income REIT plc	4,475,802	5,110
	4imprint Group plc	102,765	5,095
	Ashmore Group plc	1,644,342	4,653
	Dunelm Group plc	450,659	4,608
*,2	Trainline plc	1,428,244	4,578
	MONY Group plc	1,855,248	4,507
*,2	Trustpilot Group plc	1,275,785	4,485
	Firstgroup plc	2,008,511	4,450
	Breedon Group plc	1,050,356	4,384
	Zigup plc	788,866	4,317
	Vesuvius plc	707,997	4,265
	Elementis plc	2,117,637	4,262
	Baltic Classifieds Group plc	1,593,254	4,202
	Telecom Plus plc	259,820	4,153
	IntegraFin Holdings plc	931,083	4,118
*	Molten Ventures plc	534,524	4,083
	Pets at Home Group plc	1,537,917	3,780
	Domino's Pizza Group plc	1,395,475	3,685
	Playtech plc	738,550	3,658
	Kainos Group plc	312,201	3,532
*	Frasers Group plc	384,540	3,426
	WH Smith plc	483,293	3,395
*	Close Brothers Group plc	556,770	3,354
	Genuit Group plc	944,805	3,330
	Jupiter Fund Management plc	1,579,052	3,261
*	Mitchells & Butlers plc	955,156	3,247
	AG Barr plc	366,151	3,207
	Ithaca Energy plc	832,096	3,044
	Moonpig Group plc	1,037,306	3,009
	Morgan Advanced Materials plc	981,223	2,918
	Hays plc	6,195,943	2,806
	Ninety One plc	922,688	2,708
	Victrex plc	329,057	2,699
*	IP Group plc	3,220,897	2,657
*,1	Oxford Nanopore Technologies plc	1,652,234	2,524
[1]	Bytes Technology Group plc (XLON)	595,341	2,463
	RHI Magnesita NV	65,402	2,360
	Workspace Group plc	509,223	2,340
	Pagegroup plc	1,257,421	2,293
	C&C Group plc	1,415,435	2,273
[2]	Spire Healthcare Group plc	1,018,170	2,254
	Hilton Food Group plc	304,490	2,234
	Wickes Group plc	803,540	2,184
[2]	Ibstock plc	1,528,711	2,129
70

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Raspberry PI Holdings plc	246,982	2,099
	Picton Property Income Ltd.	1,944,320	2,046
[1]	J D Wetherspoon plc	241,881	1,937
[2]	CMC Markets plc	370,740	1,864
	Dr. Martens plc	2,064,209	1,743
	NCC Group plc	1,049,067	1,705
	Marshalls plc	902,232	1,600
	Goodwin plc	9,402	1,463
	Future plc	314,901	1,439
*	AO World plc	1,100,358	1,314
*,1	THG plc	2,771,541	1,175
	Bytes Technology Group plc	236,220	964
	Rank Group plc	709,835	922
	Crest Nicholson Holdings plc	939,645	844
*,1,2	Aston Martin Lagonda Global Holdings plc	1,280,829	713
*	Home REIT plc	1,308,650	176
*,2,3	Finablr plc	496,892	—
			1,028,762
United States (0.2%)
*	Energy Fuels Inc.	865,032	18,697
*,3	NH Health	1,143,500	2,065
			20,762
Total Common Stocks (Cost $11,178,412)			13,696,604
Preferred Stocks (0.3%)
	Danieli & C Officine Meccaniche SpA Preference Shares	133,037	7,486
	Bradespar SA Preference Shares	910,200	4,217
	Sixt SE Preference Shares	60,809	4,180
	Marcopolo SA Preference Shares	2,859,215	3,742
	Draegerwerk AG & Co. KGaA Preference Shares	31,997	3,381
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	1,841,800	3,083
	KSB SE & Co. KGaA Preference Shares	2,596	2,906
	Unipar Carbocloro SA Preference Shares Class B	202,700	2,564
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	782,498	2,468
	Banco ABC Brasil SA Preference Shares	373,207	1,889
	Alpargatas SA Preference Shares	681,200	1,654
*	Braskem SA Preference Shares Class A	764,500	1,413
	Daishin Securities Co. Ltd. Preference Shares	75,888	1,218
	Corem Property Group AB Preference Shares	39,843	1,045
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	654,300	1,016
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes Preference Shares	176,352	760
*	Raizen SA Preference Shares	3,827,900	363
	Randoncorp SA Preference Shares	39,695	43
Total Preferred Stocks (Cost $30,267)			43,428
Rights (0.0%)
*	Sharjah Islamic Bank Exp. 5/8/2026	1,543,333	168
*	FII BTLG Exp. 5/12/2026	56,987	3
*	Fii UBS Br Receb Imob Exp. 10/20/2026	17,489	—
Total Rights (Cost $—)			171
Warrants (0.0%)
*,1,3	Webuild SpA Exp. 8/2/2030	104,185	105
*	Berjaya Corp. Bhd. Exp. 1/6/2031 (XKLS)	1,319,805	17
*	VGI PCL Exp. 5/23/2027 (XBKK)	4,948,352	3
*	Malaysian Resources Corp. Bhd. Exp. 10/29/2027	430,554	2
*	VGI PCL Exp. 5/23/2027	542,670	—
Total Warrants (Cost $—)			127
71

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (6.6%)
Money Market Fund (6.6%)
[4,5]	Vanguard Market Liquidity Fund, 3.685% (Cost $908,680)	9,088,149	908,724
Total Investments (105.6%) (Cost $12,117,359)			14,649,054
Other Assets and Liabilities—Net (-5.6%)			(771,097)
Net Assets (100%)			13,877,957
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $815,361.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $486,166, representing 3.5% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $868,517 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2026	150	21,058	1,933
MSCI EAFE Index	June 2026	501	76,305	4,545
MSCI Emerging Markets Index	June 2026	375	30,641	2,832
S&P TSX 60 Index	June 2026	52	15,192	587
				9,897

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
HSBC Bank plc	6/17/2026	AUD	515	USD	367	3	—
Toronto-Dominion Bank	6/17/2026	CAD	19,744	USD	14,633	—	(68)
Toronto-Dominion Bank	6/17/2026	CAD	1,176	USD	861	6	—
State Street Bank & Trust Co.	6/17/2026	CAD	396	USD	290	2	—
Citibank, N.A.	6/17/2026	GBP	3,633	USD	4,924	18	—
UBS AG	6/17/2026	INR	833,356	USD	8,801	—	(70)
Goldman Sachs International	6/17/2026	INR	184,006	USD	1,989	—	(61)
Standard Chartered Bank	6/17/2026	JPY	238,376	USD	1,513	15	—
Toronto-Dominion Bank	6/17/2026	KRW	6,159,813	USD	4,190	—	(4)
Bank of America, N.A.	6/17/2026	KRW	661,368	USD	450	—	—
State Street Bank & Trust Co.	6/17/2026	USD	10,035	AUD	13,988	—	(26)
State Street Bank & Trust Co.	6/17/2026	USD	2,366	BRL	12,525	—	(133)
Wells Fargo Bank N.A.	6/17/2026	USD	2,580	CAD	3,543	—	(33)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	8,704	CHF	6,683	106	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	541	DKK	3,455	—	(3)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	7,293	EUR	6,241	—	(48)
Toronto-Dominion Bank	6/17/2026	USD	11,318	GBP	8,585	—	(363)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	2,197	GBP	1,632	—	(23)
72

FTSE All-World ex-US Small-Cap Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	6/17/2026	USD	2,495	HKD	19,437	9	—
HSBC Bank plc	6/17/2026	USD	4,548	INR	436,112	—	(21)
State Street Bank & Trust Co.	6/17/2026	USD	16,258	JPY	2,586,399	—	(330)
Deutsche Bank AG	6/17/2026	USD	15,240	JPY	2,384,413	—	(53)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	1,239	JPY	196,000	—	(19)
Standard Chartered Bank	6/17/2026	USD	4,045	KRW	5,932,863	12	—
BNP Paribas	6/17/2026	USD	1,255	KRW	1,841,150	3	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	3,512	NOK	33,870	—	(142)
Toronto-Dominion Bank	6/17/2026	USD	555	PLN	2,051	—	(11)
Toronto-Dominion Bank	6/17/2026	USD	6,877	SEK	62,836	54	—
State Street Bank & Trust Co.	6/17/2026	USD	1,179	SGD	1,491	4	—
Bank of America, N.A.	6/17/2026	USD	612	TWD	19,342	1	—
Goldman Sachs International	6/17/2026	USD	244	TWD	7,760	—	(1)
Goldman Sachs International	6/17/2026	USD	1,546	ZAR	25,762	5	—
						238	(1,409)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
PLN—Polish zloty.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
ZAR—South African rand.

See accompanying Notes, which are an integral part of the Financial Statements.
73

FTSE All-World ex-US Small-Cap Index Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $11,208,679)	13,740,330
Affiliated Issuers (Cost $908,680)	908,724
Total Investments in Securities	14,649,054
Investment in Vanguard	305
Cash	18
Cash Collateral Pledged—Futures Contracts	6,910
Cash Collateral Pledged—Forward Currency Contracts	590
Foreign Currency, at Value (Cost $30,961)	31,896
Receivables for Investment Securities Sold	17,071
Receivables for Accrued Income	56,006
Receivables for Capital Shares Issued	1,203
Variation Margin Receivable—Futures Contracts	3,109
Unrealized Appreciation—Forward Currency Contracts	238
Total Assets	14,766,400
Liabilities
Payables for Investment Securities Purchased	1,326
Collateral for Securities on Loan	868,517
Payables for Capital Shares Redeemed	739
Payables to Vanguard	1,141
Unrealized Depreciation—Forward Currency Contracts	1,409
Deferred Foreign Capital Gains Taxes	15,311
Total Liabilities	888,443
Net Assets	13,877,957
1 Includes $815,361 of securities on loan.
At April 30, 2026, net assets consisted of:

Paid-in Capital	11,519,123
Total Distributable Earnings (Loss)	2,358,834
Net Assets	13,877,957

ETF Shares—Net Assets
Applicable to 72,858,042 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,512,861
Net Asset Value Per Share—ETF Shares	$158.02

Admiral™ Shares—Net Assets
Applicable to 45,129,539 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,760,302
Net Asset Value Per Share—Admiral Shares	$39.01

Institutional Shares—Net Assets
Applicable to 2,002,515 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	604,794
Net Asset Value Per Share—Institutional Shares	$302.02

See accompanying Notes, which are an integral part of the Financial Statements.
74

FTSE All-World ex-US Small-Cap Index Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends[1]	142,585
Interest[2]	1,007
Securities Lending—Net	12,056
Total Income	155,648
Expenses
The Vanguard Group—Note C
Investment Advisory Services	456
Management and Administrative—ETF Shares	1,789
Management and Administrative—Admiral Shares	1,077
Management and Administrative—Institutional Shares	189
Marketing and Distribution—ETF Shares	160
Marketing and Distribution—Admiral Shares	39
Marketing and Distribution—Institutional Shares	9
Custodian Fees	1,042
Shareholders’ Reports—ETF Shares	163
Shareholders’ Reports—Admiral Shares	17
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	3
Other Expenses	63
Total Expenses	5,008
Net Investment Income	150,640
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	140,126
Futures Contracts	9,795
Forward Currency Contracts	1,552
Foreign Currencies	523
Realized Net Gain (Loss)	151,996
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	1,293,529
Futures Contracts	8,672
Forward Currency Contracts	(3,253)
Foreign Currencies	1,124
Change in Unrealized Appreciation (Depreciation)	1,300,072
Net Increase (Decrease) in Net Assets Resulting from Operations	1,602,708
1	Dividends are net of foreign withholding taxes of $16,847.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $753, ($4), and ($63), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $66.
4	Includes $37,950 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($5,902).

See accompanying Notes, which are an integral part of the Financial Statements.
75

FTSE All-World ex-US Small-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	150,640	321,554
Realized Net Gain (Loss)	151,996	776,868
Change in Unrealized Appreciation (Depreciation)	1,300,072	1,148,181
Net Increase (Decrease) in Net Assets Resulting from Operations	1,602,708	2,246,603
Distributions
ETF Shares	(231,650)	(293,584)
Admiral Shares	(36,976)	(45,429)
Institutional Shares	(14,165)	(19,611)
Total Distributions	(282,791)	(358,624)
Capital Share Transactions
ETF Shares	769,519	(637,790)
Admiral Shares	(5,754)	(100,035)
Institutional Shares	(67,981)	(79,503)
Net Increase (Decrease) from Capital Share Transactions	695,784	(817,328)
Total Increase (Decrease)	2,015,701	1,070,651
Net Assets
Beginning of Period	11,862,256	10,791,605
End of Period	13,877,957	11,862,256

See accompanying Notes, which are an integral part of the Financial Statements.
76

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$142.72	$120.10	$100.93	$95.98	$137.63	$102.74
Investment Operations
Net Investment Income[1]	1.763	3.703	3.221	3.202	3.157	2.770
Net Realized and Unrealized Gain (Loss) on Investments	16.891	22.965	19.402	5.135	(41.764)	35.250
Total from Investment Operations	18.654	26.668	22.623	8.337	(38.607)	38.020
Distributions
Dividends from Net Investment Income	(3.354)	(4.048)	(3.453)	(3.387)	(3.043)	(3.130)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.354)	(4.048)	(3.453)	(3.387)	(3.043)	(3.130)
Net Asset Value, End of Period	$158.02	$142.72	$120.10	$100.93	$95.98	$137.63
Total Return	13.35%	22.84%	22.61%	8.57%	-28.52%	37.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,513	$9,655	$8,758	$7,243	$6,882	$9,941
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%[2]	0.08%[2]	0.07%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	2.37%	2.94%	2.77%	2.96%	2.72%	2.10%
Portfolio Turnover Rate[3]	12%	27%	17%	14%	18%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.08%, and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
77

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$35.24	$29.65	$24.92	$23.69	$33.98	$25.37
Investment Operations
Net Investment Income[1]	.413	.891	.773	.763	.758	.626
Net Realized and Unrealized Gain (Loss) on Investments	4.177	5.670	4.784	1.279	(10.319)	8.739
Total from Investment Operations	4.590	6.561	5.557	2.042	(9.561)	9.365
Distributions
Dividends from Net Investment Income	(.820)	(.971)	(.827)	(.812)	(.729)	(.755)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.820)	(.971)	(.827)	(.812)	(.729)	(.755)
Net Asset Value, End of Period	$39.01	$35.24	$29.65	$24.92	$23.69	$33.98
Total Return[2]	13.30%	22.75%	22.49%	8.48%	-28.61%	37.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,760	$1,595	$1,440	$1,244	$1,174	$1,585
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.17%[3]	0.17%[3]	0.16%[3]	0.16%
Ratio of Net Investment Income to Average Net Assets	2.25%	2.86%	2.69%	2.86%	2.65%	1.94%
Portfolio Turnover Rate[4]	12%	27%	17%	14%	18%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16%, 0.17%, and 0.16%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
78

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$272.79	$229.54	$192.92	$183.43	$262.99	$196.33
Investment Operations
Net Investment Income[1]	3.243	6.923	6.100	6.028	6.071	4.974
Net Realized and Unrealized Gain (Loss) on Investments	32.377	43.980	37.032	9.860	(79.906)	67.622
Total from Investment Operations	35.620	50.903	43.132	15.888	(73.835)	72.596
Distributions
Dividends from Net Investment Income	(6.390)	(7.653)	(6.512)	(6.398)	(5.725)	(5.936)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(6.390)	(7.653)	(6.512)	(6.398)	(5.725)	(5.936)
Net Asset Value, End of Period	$302.02	$272.79	$229.54	$192.92	$183.43	$262.99
Total Return	13.33%	22.80%	22.55%	8.52%	-28.55%	37.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$605	$612	$593	$493	$366	$395
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.12%[2]	0.12%[2]	0.11%[2]	0.11%
Ratio of Net Investment Income to Average Net Assets	2.28%	2.88%	2.74%	2.92%	2.76%	1.99%
Portfolio Turnover Rate[3]	12%	27%	17%	14%	18%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%, 0.12%, and 0.11%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
79

FTSE All-World ex-US Small-Cap Index Fund
Notes to Financial Statements
Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2026, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
80

FTSE All-World ex-US Small-Cap Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $305,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
81

FTSE All-World ex-US Small-Cap Index Fund
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,660,374	174	2,065	1,662,613
Common Stocks—Other	40,992	11,972,925	20,074	12,033,991
Preferred Stocks	23,212	20,216	—	43,428
Rights	168	3	—	171
Warrants	22	—	105	127
Temporary Cash Investments	908,724	—	—	908,724
Total	2,633,492	11,993,318	22,244	14,649,054
Derivative Financial Instruments
Assets
Futures Contracts[1]	9,897	—	—	9,897
Forward Currency Contracts	—	238	—	238
Total	9,897	238	—	10,135
Liabilities
Forward Currency Contracts	—	(1,409)	—	(1,409)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	9,897	—	9,897
Unrealized Appreciation—Forward Currency Contracts	—	238	238
Total Assets	9,897	238	10,135

Unrealized Depreciation—Forward Currency Contracts	—	(1,409)	(1,409)
Total Liabilities	—	(1,409)	(1,409)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	9,795	—	9,795
Forward Currency Contracts	—	1,552	1,552
Realized Net Gain (Loss) on Derivatives	9,795	1,552	11,347
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	8,672	—	8,672
Forward Currency Contracts	—	(3,253)	(3,253)
Change in Unrealized Appreciation (Depreciation) on Derivatives	8,672	(3,253)	5,419
82

FTSE All-World ex-US Small-Cap Index Fund
As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	12,365,932
Gross Unrealized Appreciation	3,598,334
Gross Unrealized Depreciation	(1,306,486)
Net Unrealized Appreciation (Depreciation)	2,291,848
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $207,765,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2026, the fund purchased $1,776,380,000 of investment securities and sold $1,504,769,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $444,223,000 and $112,485,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2026, such purchases were $0 and sales were $18,000, resulting in net realized gain of $13,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	925,782	6,309	850,025	6,324
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(156,263)	(1,100)	(1,487,815)	(11,600)
Net Increase (Decrease)—ETF Shares	769,519	5,209	(637,790)	(5,276)
Admiral Shares
Issued	151,913	4,117	215,436	6,935
Issued in Lieu of Cash Distributions	30,978	887	38,163	1,278
Redeemed	(188,645)	(5,148)	(353,634)	(11,512)
Net Increase (Decrease)—Admiral Shares	(5,754)	(144)	(100,035)	(3,299)
Institutional Shares
Issued	8,293	30	45,482	196
Issued in Lieu of Cash Distributions	13,609	50	18,819	82
Redeemed	(89,883)	(320)	(143,804)	(620)
Net Increase (Decrease)—Institutional Shares	(67,981)	(240)	(79,503)	(342)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At April 30, 2026, one shareholder was the record or beneficial owner of 28% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer
83

FTSE All-World ex-US Small-Cap Index Fund
collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q16842 062026
84

Financial Statements
For the six-months ended April 30, 2026
Vanguard European Stock Index Fund

Contents
Financial Statements	1

European Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.1%)
Austria (0.6%)
	Erste Group Bank AG	682,555	75,420
[1]	BAWAG Group AG	186,211	31,889
	OMV AG	347,061	24,499
	Raiffeisen Bank International AG	309,659	16,890
	voestalpine AG	290,763	15,033
	ANDRITZ AG	158,149	13,438
[2]	Verbund AG	161,382	12,177
[2]	Wienerberger AG	258,632	7,499
*	AT&S Austria Technologie & Systemtechnik AG	60,528	6,705
	Vienna Insurance Group AG Wiener Versicherung Gruppe	85,102	6,408
	Strabag SE Class BR	48,703	5,140
	UNIQA Insurance Group AG	267,208	5,127
	DO & Co. AG	18,414	3,755
	EVN AG	85,828	2,916
[2]	Oesterreichische Post AG	76,868	2,894
[2]	CA Immobilien Anlagen AG	75,113	2,407
	Porr AG	44,885	2,058
	Telekom Austria AG	179,173	2,037
	Mayr Melnhof Karton AG	19,780	1,857
	Palfinger AG	35,538	1,462
*	CPI Europe AG	78,983	1,447
*,2	Lenzing AG	45,178	1,236
[2]	SBO AG	26,035	1,130
*,2	BAJAJ Mobility AG	22,188	460
	Agrana Beteiligungs AG	28,468	399
			244,283
Belgium (1.8%)
	Anheuser-Busch InBev SA NV	2,314,852	174,914
*	Argenx SE	150,514	118,037
*	UCB SA	290,969	79,228
	KBC Group NV	550,621	73,287
	Ageas SA	446,598	34,997
*	Elia Group SA	106,911	17,730
	Groupe Bruxelles Lambert NV	187,817	17,545
	Aedifica SA	203,462	17,152
	Ackermans & van Haaren NV	51,504	16,987
	Lotus Bakeries NV	1,029	12,388
	Warehouses De Pauw CVA	453,424	11,918
	Syensqo SA	170,785	11,330
*	Umicore SA	553,096	11,187
	Financiere de Tubize SA	46,892	10,798
	D'ieteren Group	49,952	10,322
	Sofina SA	37,313	9,554
	KBC Ancora	91,941	8,393
	Azelis Group NV	537,779	7,125
	Solvay SA	173,864	5,677
	Fagron	147,787	4,169
	Montea NV	50,089	4,139
	Melexis NV	48,124	4,050
	CMB Tech NV	269,875	3,684
	Bekaert SA	74,208	3,664
	Deme Group NV	15,724	3,588
	VGP NV	32,383	3,325
	Gimv NV	56,510	3,184
*	Xior Student Housing NV	94,007	3,047
	Colruyt Group NV	64,494	2,486
	Shurgard Self Storage Ltd. (XBRU)	77,270	2,377
	Proximus SADP	299,139	2,282
	Retail Estates NV	27,997	2,232
1

European Stock Index Fund
		Shares	Market Value• ($000)
	Cofinimmo SA	19,760	1,949
	Barco NV	142,159	1,591
	Kinepolis Group NV	34,029	1,223
	Tessenderlo Group SA	46,137	1,158
*	Vastned NV	19,102	679
*	bpost SA	245,922	524
			697,920
Denmark (2.7%)
	Novo Nordisk A/S Class B	7,753,621	329,807
	DSV A/S	463,824	114,073
	Danske Bank A/S	1,542,445	79,295
	Vestas Wind Systems A/S	2,450,844	75,362
	Novonesis (Novozymes) B Class B	845,703	51,965
*	Genmab A/S	149,791	39,661
*,1	Orsted A/S	1,118,169	29,904
	Carlsberg A/S Class B	219,489	29,738
	Coloplast A/S Class B	325,417	20,102
*	NKT A/S	130,657	19,300
	Tryg A/S	742,437	17,840
[2]	AP Moller - Maersk A/S Class B	7,377	17,515
	Ringkjoebing Landbobank A/S	61,610	15,394
	AP Moller - Maersk A/S Class A	6,455	15,180
	Jyske Bank A/S (Registered)	100,071	13,931
	Pandora A/S	182,670	13,901
	AL Sydbank	151,498	12,921
	ISS A/S	336,176	12,332
	ALK-Abello A/S	321,364	12,037
	FLSmidth & Co. A/S	114,808	8,527
*	Zealand Pharma A/S	172,644	8,165
	Royal Unibrew A/S	119,891	8,018
*,2	Demant A/S	196,210	6,222
	ROCKWOOL A/S Class B	194,343	5,657
*,1,2	Netcompany Group A/S	98,079	5,603
*	Bavarian Nordic A/S	188,491	5,548
	Per Aarsleff Holding A/S	41,720	4,859
*,2	GN Store Nord A/S	315,917	4,752
	TORM plc Class A	143,178	4,589
	Alm Brand A/S	1,700,877	3,979
	H Lundbeck A/S	578,196	3,887
	Ambu A/S Class B	330,530	3,276
	Schouw & Co. A/S	28,396	2,928
	D/S Norden A/S	46,468	2,199
	Chemometec A/S	40,392	2,037
	UIE plc	29,710	1,790
*	Dfds A/S	71,644	1,539
[1]	Scandinavian Tobacco Group A/S	122,922	1,301
*,2	NTG Nordic Transport Group A/S	41,360	1,211
	H Lundbeck A/S Class A	189,166	1,050
[2]	Gubra A/S	15,943	797
			1,008,192
Finland (2.0%)
	Nokia OYJ	12,671,716	161,014
	Nordea Bank Abp	5,654,691	106,009
	Sampo OYJ Class A (XHEL)	5,514,927	57,307
	Kone OYJ Class B	758,691	48,295
	Wartsila OYJ Abp	1,103,349	46,337
	Nordea Bank Abp (XHEL)	2,253,039	42,368
	UPM-Kymmene OYJ	1,258,724	37,715
	Neste OYJ	996,550	34,424
	Metso OYJ	1,673,763	28,913
	Fortum OYJ	1,025,429	25,834
	Orion OYJ Class B	254,393	20,552
	Elisa OYJ	341,104	16,567
	Kesko OYJ Class B	641,644	15,815
	Stora Enso OYJ Class R	1,417,305	15,781
	Konecranes OYJ	470,882	15,465
	Mandatum OYJ	1,130,730	9,043
	Valmet OYJ	344,869	9,005
	Huhtamaki OYJ	208,468	6,672
2

European Stock Index Fund
		Shares	Market Value• ($000)
	Outokumpu OYJ	883,401	5,942
	Kemira OYJ	272,772	5,656
	Hiab OYJ	88,341	5,255
	Sampo OYJ Class A	496,543	5,150
	Kalmar OYJ Class B	88,108	4,725
	Tieto OYJ (XEQT)	203,062	4,537
[2]	Nokian Renkaat OYJ	291,154	3,582
	Lumo Kodit OYJ	368,259	3,507
[1]	Terveystalo OYJ	178,567	1,634
*	Metsa Board OYJ Class B	363,354	1,216
	Tokmanni Group Corp.	118,067	1,054
*,2	QT Group OYJ	44,545	1,007
*	YIT OYJ	338,115	1,003
	Tieto OYJ (XNGS)	38,768	863
	Finnair OYJ	223,493	841
	Revenio Group OYJ	49,452	807
			743,895
France (14.3%)
	Schneider Electric SE	1,318,804	419,655
	TotalEnergies SE (TQEX)	4,415,824	410,555
	LVMH Moet Hennessy Louis Vuitton SE	620,620	331,541
	Airbus SE	1,422,098	293,179
	Safran SA	845,978	271,654
	BNP Paribas SA	2,409,498	253,049
	Sanofi SA	2,610,481	244,280
	AXA SA	3,907,880	188,380
	Vinci SA	1,214,582	183,672
*	Air Liquide SA Loyalty Shares	837,654	180,213
	Hermes International SCA	82,826	158,454
	EssilorLuxottica SA	701,237	148,431
	Societe Generale SA	1,628,412	131,087
*	L'Oreal SA Loyalty Shares	303,570	130,744
	Danone SA	1,540,846	120,722
	Legrand SA	613,122	109,849
	Orange SA	5,068,443	105,537
	Cie de Saint-Gobain SA	1,099,814	100,765
	Air Liquide SA (XPAR)	406,094	87,367
*	Engie SA Loyalty Shares	2,454,882	80,919
	L'Oreal SA (XPAR)	161,555	69,580
	Veolia Environnement SA	1,466,646	62,023
	Thales SA	217,051	59,632
	Cie Generale des Etablissements Michelin SCA	1,567,898	56,799
	Publicis Groupe SA	553,310	51,700
	Engie SA (XPAR)	1,435,639	47,322
	Kering SA	170,405	46,881
	Capgemini SE	374,547	45,551
	Credit Agricole SA	2,255,960	44,064
*	L'Oreal SA	92,168	39,696
	Dassault Systemes SE	1,609,025	36,257
*	Unibail-Rodamco-Westfield	296,365	35,981
[1]	Euronext NV	210,977	35,316
	Pernod Ricard SA	464,732	34,549
*	Air Liquide SA Loyalty Bonus 2028	157,815	33,952
	Eiffage SA	183,966	29,661
	Carrefour SA	1,370,581	27,324
	Bouygues SA	460,785	27,251
	Bureau Veritas SA	841,861	25,797
	Accor SA	512,921	25,384
	Rexel SA	541,840	22,916
	Gaztransport Et Technigaz SA	89,087	21,674
	SPIE SA	357,174	20,724
	Klepierre SA	504,654	20,447
*	Engie SA	591,247	19,489
	Eurofins Scientific SE	276,331	19,208
*	Abivax SA	163,025	18,860
	Nexans SA	97,865	18,267
	Technip Energies NV	362,753	17,161
[2]	Getlink SE	750,989	16,822
	Ipsen SA	84,835	16,662
3

European Stock Index Fund
		Shares	Market Value• ($000)
*	Alstom SA	817,867	16,434
	Renault SA	453,926	15,946
	SCOR SE	421,856	15,741
	Dassault Aviation SA	42,772	14,957
	Edenred SE	547,609	13,714
[1]	Amundi SA	141,652	13,692
	Elis SA	431,053	13,320
	Sartorius Stedim Biotech	67,639	12,500
	Vallourec SACA	396,434	11,945
[2]	Aeroports de Paris SA	94,982	11,533
[1]	Ayvens SA	829,937	11,231
	Bollore SE	1,678,860	10,601
	Gecina SA	123,589	10,449
	Arkema SA	139,306	10,167
*	SOITEC	61,543	9,259
	BioMerieux	106,867	9,018
[2]	Teleperformance SE	131,724	8,922
	Covivio SA	131,521	8,699
[2]	FDJ UNITED	274,028	7,445
	SES SA	875,533	7,228
	Rubis SCA	174,612	7,197
	Valeo SE	502,767	6,328
	Exosens SAS	80,963	6,183
	Wendel SE	58,554	5,802
*	Sodexo SA ACT Loyalty Shares	107,447	5,465
	Sopra Steria Group	32,730	5,107
	Alten SA	69,937	4,659
	Coface SA	236,533	4,386
	Virbac SACA	10,033	4,382
*	Forvia SE	330,479	3,896
	JCDecaux SE	172,771	3,843
	Vivendi SE	1,587,405	3,706
	Trigano SA	19,564	3,598
	IPSOS SA	82,951	3,518
*	Eurazeo SE Prime DE Fidelite	61,363	3,349
*,2	Exail Technologies SA	22,593	3,288
*	Emeis SA	194,422	3,286
	Mercialys SA	224,165	3,283
*	ID Logistics Group SACA	7,237	3,073
	Sodexo SA (XPAR)	60,055	3,055
*	Air France-KLM	285,487	3,039
	Societe BIC SA	43,967	3,032
*	Carmila SA	151,456	3,025
[2]	Vusion	20,486	2,922
	ARGAN SA	39,696	2,863
*	Clariane SE	595,172	2,829
*	Viridien	16,297	2,772
	ICADE	109,934	2,647
	Vicat SACA	37,380	2,640
	Pluxee NV	185,509	2,636
[2]	Remy Cointreau SA	52,778	2,488
	Altarea SCA	18,671	2,454
	Derichebourg SA	222,853	2,374
*,2	Eutelsat Communications SACA	711,047	2,271
	Robertet SA	2,414	2,268
	Opmobility	126,028	2,129
*	SEB SA Loyalty Shares	33,834	2,076
	Imerys SA	77,223	2,021
	Mersen SA	51,538	1,939
	Metropole Television SA	116,121	1,774
[2]	Television Francaise 1 SA	218,700	1,740
	Antin Infrastructure Partners SA	136,943	1,701
	LISI SA (XPAR)	21,299	1,559
*	Sodexo Inc.	30,494	1,551
	Interparfums SA	55,470	1,543
	Etablissements Maurel et Prom SA	128,446	1,500
*	Lisi SA Prime de fidelite	19,914	1,458
*,2	Ubisoft Entertainment SA	240,042	1,400
[2]	Eramet SA	20,160	1,391
	Eurazeo SE (XPAR)	23,502	1,283
4

European Stock Index Fund
		Shares	Market Value• ($000)
*,1,2	Worldline SA	4,288,491	1,265
*	Nexity SA	118,990	1,181
	Stef SA	8,064	1,102
	SEB SA (XPAR)	17,671	1,084
	Fnac Darty SA	25,003	1,037
[1]	Elior Group SA	332,803	1,033
[2]	Wavestone	18,454	996
*,1	X-Fab Silicon Foundries SE	130,552	969
	Planisware SA	45,375	958
	Peugeot Invest SA	12,245	928
[1,2]	Verallia SA	38,056	911
	GL Events SACA	20,796	819
*,2	Voltalia SA (Registered)	95,646	795
*,2	OVH Groupe SA	61,155	748
	Quadient SA	54,110	740
	Beneteau SACA	91,072	733
*	SEB SA	11,392	699
*	Forvia SE (XPAR)	55,022	642
	Manitou BF SA	25,602	614
	Equasens	12,432	549
	Lagardere SA	23,589	514
*	LISI SA	4,445	325
	North Atlantic Energies	4,108	301
			5,401,476
Germany (12.9%)
	Siemens AG (Registered)	1,786,725	530,945
	Allianz SE (Registered)	925,925	422,900
	SAP SE	2,501,776	420,031
	Siemens Energy AG	1,807,270	383,000
	Deutsche Telekom AG (Registered)	8,308,597	268,373
	Infineon Technologies AG	3,163,312	212,749
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	318,128	190,295
	Rheinmetall AG	109,735	175,006
	BASF SE	2,173,642	139,410
	Deutsche Boerse AG	447,561	137,311
	Deutsche Post AG	2,249,368	133,195
	Deutsche Bank AG (Registered)	4,257,861	132,288
	E.ON SE	5,398,268	119,866
	RWE AG	1,590,362	115,798
	Bayer AG (Registered)	2,392,781	107,287
	Mercedes-Benz Group AG	1,839,429	107,221
	adidas AG	405,969	70,256
	Commerzbank AG	1,639,348	67,761
	Heidelberg Materials AG	306,670	67,665
	Bayerische Motoren Werke AG (XETR)	679,588	62,191
	Daimler Truck Holding AG	1,196,371	60,342
	Fresenius SE & Co. KGaA	1,002,987	48,574
	Vonovia SE	1,730,735	46,632
	MTU Aero Engines AG	130,966	44,916
	Hannover Rueck SE	146,430	44,244
	Merck KGaA	314,697	40,749
[1]	Siemens Healthineers AG	888,727	36,442
	Symrise AG	322,646	28,541
	GEA Group AG	350,053	23,937
[2]	Fresenius Medical Care AG	509,853	23,070
[2]	Beiersdorf AG	252,392	20,923
[2]	Brenntag SE	281,124	20,473
*	Continental AG	262,951	19,896
[2]	HOCHTIEF AG	36,556	19,661
	Talanx AG	146,147	19,049
	Knorr-Bremse AG	160,991	18,777
	QIAGEN NV	513,785	17,526
*	Nordex SE	304,691	17,374
[2]	Aurubis AG	79,252	17,054
	Henkel AG & Co. KGaA (XTER)	233,776	16,111
[2]	AIXTRON SE	274,916	15,190
*,1	Zalando SE	577,620	14,267
[1]	Scout24 SE	170,989	14,237
	thyssenkrupp AG	1,196,232	14,236
5

European Stock Index Fund
		Shares	Market Value• ($000)
*,1	Delivery Hero SE	543,905	13,238
[2]	Hensoldt AG	146,549	13,224
	LEG Immobilien SE (XETR)	184,219	12,926
	Evonik Industries AG	608,475	12,585
[2]	Deutsche Lufthansa AG (Registered)	1,459,731	12,508
	RENK Group AG	188,018	11,949
	Bilfinger SE	87,290	10,067
	Nemetschek SE	137,773	9,999
	Freenet AG	290,865	9,264
	CTS Eventim AG & Co. KGaA	139,899	9,234
	Rational AG	12,435	9,092
	KION Group AG	169,732	8,859
[2]	TAG Immobilien AG	462,797	8,071
	TUI AG	1,082,436	8,055
[2]	K&S AG (Registered)	429,418	8,034
	Puma SE	247,908	7,589
*	Fraport AG Frankfurt Airport Services Worldwide	87,791	7,203
	Volkswagen AG	69,363	7,161
	flatexDEGIRO SE	193,953	6,940
	Bechtle AG	198,099	6,742
*	Tkms AG& Co. KGaA	59,202	6,087
*	Auto1 Group SE	282,109	6,026
*	Aroundtown SA	2,063,800	5,967
	United Internet AG (Registered)	182,766	5,742
[2]	Traton SE	150,754	5,721
*	Aumovio SE	122,611	5,317
[1]	DWS Group GmbH & Co. KGaA	74,916	5,189
	Jenoptik AG	122,992	4,840
	Krones AG	32,131	4,650
[2]	Wacker Chemie AG	41,701	4,576
	Schaeffler AG	477,604	4,541
[2]	LANXESS AG	198,865	4,238
	Deutz AG	343,603	4,018
	Salzgitter AG	66,988	3,789
[2]	HUGO BOSS AG	87,984	3,731
*,2	IONOS Group SE	118,591	3,650
[1]	Befesa SA	91,605	3,511
	RTL Group SA	88,749	3,410
[2]	Stroeer SE & Co. KGaA	75,251	3,286
	Elmos Semiconductor SE	14,411	3,117
	Alzchem Group AG	15,201	2,955
	FUCHS SE	76,461	2,931
	Duerr AG	116,724	2,896
	Deutsche Wohnen SE	118,237	2,746
	Fielmann Group AG	54,648	2,728
[2]	Carl Zeiss Meditec AG (Bearer)	85,916	2,676
*,1	Covestro AG (XTER)	36,129	2,531
*	Evotec SE	386,018	2,389
[2]	Siltronic AG	25,168	2,358
	Sixt SE (XETR)	28,820	2,306
[2]	Kontron AG	91,432	2,292
[2]	Gerresheimer AG	79,181	2,286
	Hornbach Holding AG & Co. KGaA	23,987	2,281
	KWS Saat SE & Co. KGaA	24,464	2,208
[2]	Vossloh AG	23,264	2,066
*	SMA Solar Technology AG	32,132	2,059
*,1,2	Redcare Pharmacy NV	36,343	2,058
	Atoss Software SE	21,758	2,025
*,1	TeamViewer SE	354,517	1,981
[2]	Suedzucker AG	131,688	1,916
*	Verbio SE	42,550	1,888
*	HelloFresh SE	346,725	1,883
[2]	Dermapharm Holding SE	33,883	1,844
	Eckert & Ziegler SE	102,715	1,842
	CANCOM SE	58,630	1,704
	Springer Nature AG & Co. KGaA	70,178	1,630
	1&1 AG	60,954	1,615
	Indus Holding AG	44,291	1,553
	Pfeiffer Vacuum Technology AG	7,859	1,544
*	CECONOMY AG (XETR)	296,971	1,530
6

European Stock Index Fund
		Shares	Market Value• ($000)
	Wacker Neuson SE	66,477	1,501
	Schott Pharma AG & Co. KGaA	83,348	1,458
[2]	Kloeckner & Co. SE	93,941	1,384
	Friedrich Vorwerk Group SE	14,814	1,271
[2]	Norma Group SE	71,975	1,241
[1,2]	Deutsche Pfandbriefbank AG	322,213	1,229
	Stabilus SE	53,903	1,092
*,2	Hypoport SE	10,292	994
[2]	PNE AG	87,568	974
[2]	GFT Technologies SE	42,866	935
[2]	Grand City Properties SA	80,160	902
*	Douglas AG	75,241	901
	GRENKE AG	59,598	891
	Wuestenrot & Wuerttembergische AG	50,636	882
	Secunet Security Networks AG	3,939	847
	PATRIZIA SE	95,385	839
[2]	Nagarro SE	15,989	812
[2]	Deutsche Beteiligungs AG	26,917	809
[2]	Energiekontor AG	16,257	777
	Deutsche EuroShop AG	29,826	692
[2]	ProSiebenSat.1 Media SE	140,726	670
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	57,530	591
[2]	Adesso SE	7,381	505
*	CECONOMY AG (MUND)	89,826	438
			4,877,271
Ireland (0.5%)
	AIB Group plc	5,206,475	60,012
	Bank of Ireland Group plc	2,339,639	46,085
	Kingspan Group plc	369,451	34,183
	Kerry Group plc Class A	394,910	33,468
	Ryanair Holdings plc	638,950	16,764
	Glanbia plc (XDUB)	485,994	11,288
	Cairn Homes plc (XDUB)	1,409,631	3,607
*,3	Greencore Group plc	423,843	12
*,3	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			205,419
Italy (5.5%)
	UniCredit SpA	3,672,947	283,854
	Intesa Sanpaolo SpA	37,364,195	253,861
	Enel SpA	18,886,234	220,510
	Eni SpA	4,577,933	129,447
	Prysmian SpA	696,707	105,975
	Generali	2,355,480	105,554
	Ferrari NV	290,065	100,377
	STMicroelectronics NV	1,571,402	85,604
	Leonardo SpA	978,909	61,129
	BPER Banca SpA	3,712,420	54,802
	Banca Monte dei Paschi di Siena SpA	5,057,218	53,908
	Banco BPM SpA	3,574,347	52,082
	Terna - Rete Elettrica Nazionale	3,414,913	41,075
	Snam SpA	4,995,062	39,388
	FinecoBank Banca Fineco SpA	1,490,289	36,997
	Moncler SpA	546,551	32,996
[1]	Poste Italiane SpA	1,106,259	29,364
	Tenaris SA	818,717	26,135
*	Stellantis NV	3,537,092	25,955
	Unipol Assicurazioni SpA	916,005	23,934
*	Telecom Italia SpA (MTAA)	26,657,982	21,038
	Italgas SpA	1,493,871	18,046
	Lottomatica Group SpA	576,747	16,957
[2]	Saipem SpA	3,128,174	16,949
	Recordati Industria Chimica e Farmaceutica SpA	263,594	15,391
*	Stellantis NV (XNYS)	1,684,979	12,383
	Banca Mediolanum SpA	521,497	11,430
	Azimut Holding SpA	263,896	11,206
	Buzzi SpA	199,870	10,944
	A2A SpA	3,825,902	10,895
	Davide Campari-Milano NV	1,366,764	10,141
	Hera SpA	1,900,598	8,969
7

European Stock Index Fund
		Shares	Market Value• ($000)
	Banca Generali SpA	133,890	8,782
	Brunello Cucinelli SpA	81,980	8,000
	Interpump Group SpA	182,963	7,713
*	Technoprobe SpA	347,429	7,540
	Iveco Group NV	443,426	7,274
[1]	Pirelli & C SpA	993,230	6,832
[1,2]	Infrastrutture Wireless Italiane SpA	767,998	6,514
	De' Longhi SpA	165,781	6,447
	Maire SpA	341,693	6,319
[1]	Technogym SpA	264,293	6,227
	SOL SpA	89,038	6,022
	Reply SpA	53,964	5,983
[1,2]	Nexi SpA	1,046,662	4,989
	Mediobanca Banca di Credito Finanziario SpA	210,265	4,907
	Iren SpA	1,481,869	4,535
[2]	DiaSorin SpA	52,635	3,591
[1]	Enav SpA	610,383	3,573
[1]	Carel Industries SpA	110,536	3,373
	ERG SpA	123,955	3,350
	Amplifon SpA	289,765	3,210
	Brembo NV	339,411	3,198
*	Fincantieri SpA	223,275	3,140
	Webuild SpA (MTAA)	1,033,690	3,072
	Credito Emiliano SpA	167,085	2,961
	ACEA SpA	103,114	2,706
	Tamburi Investment Partners SpA	252,616	2,500
	Danieli & C Officine Meccaniche SpA (MTAA)	29,617	2,320
	MFE-MediaForEurope NV Class A	667,419	2,278
	Banca IFIS SpA	74,724	2,036
	Intercos SpA	125,494	1,790
	Cementir Holding NV	98,753	1,767
	Sesa SpA	17,342	1,756
	El.En. SpA	108,745	1,676
[1]	RAI Way SpA	220,391	1,585
	Italmobiliare SpA	40,641	1,389
*	Salvatore Ferragamo SpA	156,118	1,361
	Moltiply Group SpA	33,897	1,357
[2]	Sanlorenzo SpA	32,938	1,288
*,1	BFF Bank SpA	442,163	1,076
[2]	Piaggio & C SpA	437,762	827
*,1	GVS SpA	163,147	812
[2]	MFE-MediaForEurope NV Class B	186,170	808
[2]	MARR SpA	76,923	779
	Ariston Holding NV	161,787	747
	Arnoldo Mondadori Editore SpA	299,176	724
[2]	Zignago Vetro SpA	78,103	646
*,2	Juventus Football Club SpA	243,576	583
[1]	Anima Holding SpA	60,837	477
	Rizzoli Corriere Della Sera Mediagroup SpA	405,900	460
	Alerion Cleanpower SpA	14,200	457
[2]	Tinexta SpA	12,602	224
			2,089,277
Netherlands (7.4%)
	ASML Holding NV	943,958	1,364,534
	ING Groep NV	7,087,967	205,136
	Prosus NV	2,951,011	142,867
	ASM International NV	113,176	110,717
	Koninklijke Ahold Delhaize NV	2,182,166	102,362
*,1	Adyen NV	64,648	72,952
	ArcelorMittal SA	1,028,329	59,700
	NN Group NV	642,074	56,203
	Heineken NV	674,366	52,499
	BE Semiconductor Industries NV	171,720	50,231
	Koninklijke Philips NV	1,869,465	49,312
	Koninklijke KPN NV	9,049,966	48,395
	Universal Music Group NV	2,289,181	47,999
	ABN AMRO Bank NV	1,242,340	43,254
	Wolters Kluwer NV	548,046	42,773
	DSM-Firmenich AG	442,867	33,077
8

European Stock Index Fund
		Shares	Market Value• ($000)
	ASR Nederland NV	380,582	28,909
	Aegon Ltd.	3,141,792	26,035
	Akzo Nobel NV	408,850	23,998
	Heineken Holding NV	276,459	19,645
*	Magnum Ice Cream Co. NV (AQEU)	1,174,285	17,176
*	IMCD NV	141,513	16,640
	EXOR NV	211,009	16,552
	SBM Offshore NV	318,265	13,616
*	InPost SA	620,943	11,137
	Aalberts NV	237,796	9,033
	Allfunds Group plc	875,600	8,961
	HAL Trust	41,576	8,325
[1]	CVC Capital Partners plc	517,443	7,875
[2]	Randstad NV	264,225	7,829
*	CSG NV	360,611	7,810
	Arcadis NV	165,399	7,084
	Koninklijke BAM Groep NV	636,719	7,004
	Koninklijke Vopak NV	132,909	6,652
[1]	Signify NV	282,961	6,436
	Van Lanschot Kempen NV	78,337	6,002
[1]	CTP NV	316,612	5,985
*	Koninklijke Heijmans NV	57,523	5,820
	APERAM SA	102,825	5,500
	TKH Group NV	84,305	4,321
*,1,2	Basic-Fit NV	125,255	4,208
[2]	Fugro NV	259,281	3,760
*,2	Galapagos NV	118,924	3,339
	Eurocommercial Properties NV	101,147	3,318
	Corbion NV	139,634	3,121
	Havas NV	137,058	2,609
*	Flow Traders Ltd.	79,754	2,560
[2]	Theon International plc	63,797	2,374
	Wereldhave NV	87,587	2,265
*	OCI NV	249,151	1,055
	PostNL NV	828,567	924
	Sligro Food Group NV	57,290	876
*	TomTom NV	146,163	802
			2,791,567
Norway (1.5%)
	Equinor ASA	1,633,862	66,494
	DNB Bank ASA	1,982,097	60,024
	Norsk Hydro ASA	3,140,978	34,775
	Kongsberg Gruppen ASA	999,984	33,441
	Aker BP ASA	746,922	29,199
	Telenor ASA	1,531,473	25,244
	Mowi ASA	1,073,351	23,815
	Yara International ASA	395,207	23,008
	Orkla ASA	1,613,567	19,902
	Subsea 7 SA	547,169	19,711
	Storebrand ASA	988,516	19,109
	Frontline plc	348,946	12,686
	Gjensidige Forsikring ASA	450,080	12,643
	Vend Marketplaces ASA Class B	420,987	11,600
	SpareBank 1 Sor-Norge ASA	498,046	10,764
	Var Energi ASA	2,117,229	10,759
	Salmar ASA	168,286	10,191
	Sparebanken Norge	424,523	9,233
*	Nordic Semiconductor ASA	409,545	8,417
	TGS ASA	471,447	7,666
	Protector Forsikring ASA	148,498	7,511
	SpareBank 1 SMN	301,766	6,736
*	Kongsberg Maritime A/S	999,937	6,553
	Bakkafrost P/F	120,461	5,993
	TOMRA Systems ASA	563,851	5,755
	Aker ASA Class A	49,694	5,733
	Hafnia Ltd.	604,540	5,366
	Veidekke ASA	251,625	5,065
	DOF Group ASA	304,536	4,512
[1]	BW LPG Ltd.	213,045	4,275
9

European Stock Index Fund
		Shares	Market Value• ($000)
	DNO ASA	1,913,618	4,134
*,1	Scatec ASA	298,351	3,883
[1]	Europris ASA	372,721	3,802
	Borregaard ASA	222,334	3,657
	Hoegh Autoliners ASA	249,702	3,578
*,1	AutoStore Holdings Ltd.	2,581,780	3,310
	BLUENORD ASA	51,602	3,284
	Leroy Seafood Group ASA	669,089	3,282
*	Cadeler A/S	472,994	3,257
	Atea ASA	188,290	3,177
	Wallenius Wilhelmsen ASA	246,427	3,171
	Odfjell Drilling Ltd.	283,552	3,053
	Aker Solutions ASA	619,542	2,823
	Wilh Wilhelmsen Holding ASA Class A	35,212	2,634
	Sparebank 1 Oestlandet	106,997	2,348
	Austevoll Seafood ASA	202,246	2,047
	MPC Container Ships ASA	839,612	1,997
	Norwegian Air Shuttle ASA	1,242,090	1,947
[1]	Elkem ASA	652,970	1,913
	Stolt-Nielsen Ltd.	51,553	1,682
	Bonheur ASA	45,862	1,335
[1]	Entra ASA	105,433	1,196
	BW Offshore Ltd.	202,920	1,161
*	BW Energy Ltd.	153,902	968
	Grieg Seafood ASA	106,025	416
	Wilh Wilhelmsen Holding ASA Class B	2,847	191
			570,426
Poland (1.0%)
	Powszechna Kasa Oszczednosci Bank Polski SA	2,088,633	54,713
	ORLEN SA	1,415,935	52,039
*	KGHM Polska Miedz SA	332,189	27,904
	Bank Polska Kasa Opieki SA	429,502	26,886
	Powszechny Zaklad Ubezpieczen SA	1,383,790	24,345
	LPP SA	3,097	18,726
	Erste Bank Polska SA	102,866	17,529
*,1	Allegro.eu SA	2,103,921	17,326
	CD Projekt SA	171,657	13,079
*,1	Dino Polska SA	1,170,105	10,358
*	mBank SA	31,923	10,089
*,2	Benefit Systems SA	6,771	7,475
	Alior Bank SA	218,135	7,451
	Grupa Kety SA	23,708	7,241
*	Bank Millennium SA	1,467,051	7,235
[2]	Asseco Poland SA	132,230	6,670
*	Zabka Group SA	1,037,938	6,627
*	Tauron Polska Energia SA	2,524,826	6,598
	Orange Polska SA	1,569,784	6,443
*	PGE Polska Grupa Energetyczna SA	2,082,950	6,126
	Budimex SA	30,850	5,609
	KRUK SA	43,542	5,243
[1]	XTB SA	182,913	5,150
	Pepco Group NV	470,457	4,196
	Enea SA	614,287	3,741
*,2	Modivo SA	124,294	2,729
	Bank Handlowy w Warszawie SA	79,412	2,503
*,2	Cyfrowy Polsat SA	369,519	1,533
	Warsaw Stock Exchange	66,852	1,386
*,2	Jastrzebska Spolka Weglowa SA	131,182	1,027
*,2	Grupa Azoty SA	119,722	605
			368,582
Portugal (0.4%)
	EDP SA	7,264,458	39,622
	Galp Energia SGPS SA	1,004,074	23,485
	Banco Comercial Portugues SA Class R	21,799,132	23,301
	Jeronimo Martins SGPS SA	669,186	16,069
*	EDP Renovaveis SA	755,660	12,635
	Sonae SGPS SA	1,903,520	4,359
	REN - Redes Energeticas Nacionais SGPS SA	848,189	3,756
*	NOS SGPS SA	440,956	2,912
10

European Stock Index Fund
		Shares	Market Value• ($000)
[2]	Navigator Co. SA	507,334	1,995
	CTT-Correios de Portugal SA	185,464	1,398
[2]	Mota-Engil SGPS SA	197,963	1,123
	Semapa-Sociedade de Investimento e Gestao	33,980	926
[2]	Altri SGPS SA	154,766	907
	Corticeira Amorim SGPS SA	96,258	726
			133,214
Spain (5.7%)
	Banco Santander SA	35,614,389	434,578
	Iberdrola SA (XMAD)	15,961,790	374,212
	Banco Bilbao Vizcaya Argentaria SA	13,789,376	304,503
	Industria de Diseno Textil SA	2,691,553	161,091
	CaixaBank SA	8,738,040	111,221
	Ferrovial SE	1,148,113	78,843
	Repsol SA	2,617,660	70,313
	ACS Actividades de Construccion y Servicios SA (SGMU)	434,960	62,693
	Amadeus IT Group SA	1,050,342	60,607
	Banco de Sabadell SA	12,145,075	47,086
*,1	Cellnex Telecom SA	1,375,191	46,293
[1]	Aena SME SA	1,684,530	46,009
	Telefonica SA	9,946,599	44,884
	Endesa SA	770,878	34,573
	Naturgy Energy Group SA	877,331	27,605
	Bankinter SA	1,510,747	25,141
	Merlin Properties Socimi SA	1,009,212	17,648
	Redeia Corp. SA	988,127	17,299
	Acciona SA	57,940	16,865
[2]	Indra Sistemas SA	212,387	12,215
	Mapfre SA	2,243,754	10,984
	Enagas SA	531,643	10,644
	Acerinox SA	574,652	9,431
[1]	Unicaja Banco SA	2,739,769	8,894
[2]	Puig Brands SA Class B	356,677	7,393
[2]	Grifols SA	696,510	7,344
	Viscofan SA	103,739	7,312
	Sacyr SA (XMAD)	1,140,660	6,279
	Colonial SFL Socimi SA	924,932	5,932
	Logista Integral SA	143,857	5,620
	CIE Automotive SA	161,670	5,511
	Fluidra SA	210,339	4,922
*	Solaria Energia y Medio Ambiente SA	171,596	4,893
	Vidrala SA (XMAD)	53,940	4,866
*	Tecnicas Reunidas SA	104,516	4,331
	Elecnor SA	88,207	3,921
	Laboratorios Farmaceuticos Rovi SA	40,392	3,776
	Melia Hotels International SA	267,952	3,495
*	Pharma Mar SA	29,581	3,336
	Construcciones y Auxiliar de Ferrocarriles SA	41,266	3,107
*	Grenergy Renovables SA	19,602	2,782
	Almirall SA	180,387	2,670
	Ebro Foods SA	115,810	2,471
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,694,137	2,367
[1]	Neinor Homes SA	101,018	1,976
	Corp. ACCIONA Energias Renovables SA	69,115	1,817
*	HBX Group International plc	189,274	1,547
*	Distribuidora Internacional de Alimentacion SA	31,268	1,444
	Atresmedia Corp. de Medios de Comunicacion SA	211,028	1,284
[1]	Gestamp Automocion SA	330,687	1,253
*	Cirsa Enterprises SA	72,996	1,098
[1]	Global Dominion Access SA	218,549	852
	Prosegur Cia de Seguridad SA	245,464	776
*,2	Ence Energia y Celulosa SA	259,824	748
[1]	Prosegur Cash SA	525,348	402
			2,139,157
Sweden (5.6%)
	Investor AB Class B	4,156,809	168,706
	Volvo AB Class B	3,767,157	131,311
	Atlas Copco AB Class A	6,148,446	118,159
	Sandvik AB	2,507,570	105,486
11

European Stock Index Fund
		Shares	Market Value• ($000)
	Assa Abloy AB Class B	2,366,643	91,087
	Telefonaktiebolaget LM Ericsson Class B	6,640,923	79,220
	Skandinaviska Enskilda Banken AB Class A	3,649,218	72,226
	Swedbank AB Class A	1,966,338	69,509
	Atlas Copco AB Class B	3,673,199	62,632
	Hexagon AB Class B	4,999,879	54,623
	Saab AB Class B	872,631	52,971
	Investor AB Class A (XSTO)	1,299,653	52,018
	Svenska Handelsbanken AB Class A	3,494,220	49,653
	Epiroc AB Class A	1,523,998	43,997
	EQT AB	1,304,493	42,566
	Alfa Laval AB	663,087	39,904
	Essity AB Class B	1,428,316	37,916
	Boliden AB	680,206	35,755
	Telia Co. AB	5,546,833	29,002
	Tele2 AB Class B	1,325,989	27,189
	Epiroc AB Class B	925,564	23,063
[1]	Evolution AB	307,460	21,668
	Skanska AB Class B	802,079	21,662
*	Swedish Orphan Biovitrum AB	450,903	21,153
	SKF AB Class B	812,817	20,466
	AddTech AB Class B	550,338	20,212
	Trelleborg AB Class B	479,159	19,674
	Securitas AB Class B	1,147,791	19,263
[2]	H & M Hennes & Mauritz AB Class B	1,058,206	18,992
	Volvo AB Class A	502,754	17,532
	Industrivarden AB Class C	327,456	17,229
	Lifco AB Class B	534,013	16,803
	Industrivarden AB Class A	308,123	16,369
	Svenska Cellulosa AB SCA Class B	1,425,700	16,337
	Nibe Industrier AB Class B	3,524,295	16,021
	Nordnet AB publ	481,927	15,885
	Beijer Ref AB Class B	1,066,117	15,104
	Indutrade AB	652,100	14,088
	AAK AB	439,900	12,619
	Lagercrantz Group AB Class B	456,410	12,069
	SSAB AB Class B	1,290,243	11,747
	Mycronic AB	367,071	11,583
	Avanza Bank Holding AB	317,098	11,463
	Castellum AB	836,547	10,708
	Getinge AB Class B	531,317	10,696
	Sagax AB Class B	518,601	10,321
	L E Lundbergforetagen AB Class B	176,993	10,259
*	Fastighets AB Balder Class B	1,692,381	10,124
	Sectra AB Class B	315,730	8,785
*,2	Verisure plc	648,393	8,102
	Axfood AB	257,735	7,864
	Loomis AB	165,081	7,688
	Investment AB Latour Class B	331,212	7,604
[1]	Munters Group AB	315,270	6,950
	Sweco AB Class B	495,919	6,819
[1]	Thule Group AB	262,287	6,552
	SSAB AB Class A	677,588	6,098
	Wihlborgs Fastigheter AB	651,516	5,760
	Holmen AB Class B	166,861	5,757
*	Camurus AB	91,898	5,324
*	Hexpol AB	624,902	5,102
[1]	Bravida Holding AB	487,536	5,052
*	Asmodee Group AB Class B	368,883	4,957
	Elekta AB Class B	834,766	4,848
	Catena AB	101,723	4,798
	Pandox AB	255,996	4,705
	Granges AB	243,518	4,596
	HMS Networks AB	77,508	4,517
*,1,2	Sinch AB	1,415,950	4,492
	NCC AB Class B	205,684	4,456
*	Asker Healthcare Group AB	532,606	4,382
	Alleima AB	478,297	4,285
	Bufab AB	327,383	4,236
	AddLife AB Class B	267,924	4,178
12

European Stock Index Fund
		Shares	Market Value• ($000)
	Husqvarna AB Class B	797,160	3,840
	Fabege AB	453,863	3,813
	Clas Ohlson AB Class B	86,983	3,764
[1]	Scandic Hotels Group AB	384,947	3,754
	Bure Equity AB	127,398	3,708
	Peab AB Class B	378,216	3,675
*,2	Volvo Car AB Class B	1,531,921	3,665
	Billerud Aktiebolag	523,571	3,599
*,1	BioArctic AB	99,681	3,523
*	NOBA Bank Group AB	383,256	3,522
	Wallenstam AB Class B	822,887	3,499
[1]	Attendo AB	301,247	3,485
*	Kinnevik AB Class B	580,909	3,345
	Storskogen Group AB Class B	3,363,379	3,323
*	NCAB Group AB	419,748	3,301
*	Modern Times Group MTG AB Class B	236,649	3,219
	AQ Group AB	129,777	3,099
*,1	BoneSupport Holding AB	126,805	3,061
	Cibus Real Estate AB publ	185,900	2,963
	Hufvudstaden AB Class A	219,677	2,926
*,2	Electrolux AB Class B	517,897	2,895
	AFRY AB	233,434	2,849
	Nyfosa AB	384,968	2,798
	Medicover AB Class B	124,358	2,782
	Intea Fastigheter AB	347,640	2,781
	Electrolux Professional AB Class B	544,701	2,740
	Lindab International AB	163,893	2,712
*,1	Dometic Group AB	767,406	2,622
	Hemnet Group AB	199,608	2,588
	Betsson AB Class B	249,529	2,542
[2]	Svenska Handelsbanken AB Class B	103,788	2,506
	INVISIO AB	86,305	2,500
	Nolato AB Class B	458,615	2,468
	Bilia AB Class A	168,980	2,305
*	Embracer Group AB	323,426	2,231
	Cloetta AB Class B	425,855	2,189
	Instalco AB	522,752	2,184
	Vitec Software Group AB Class B	78,651	2,181
	NP3 Fastigheter AB	75,821	2,140
	Vitrolife AB	180,556	2,057
*	Sdiptech AB Class B	80,840	1,980
	MIPS AB	63,421	1,880
	JM AB	144,743	1,819
	Systemair AB	234,013	1,806
*	Hexatronic Group AB	432,152	1,791
	Atrium Ljungberg AB Class B	550,832	1,771
*,2	Xvivo Perfusion AB	58,591	1,759
	Dios Fastigheter AB	244,975	1,689
*,1	Boozt AB	128,744	1,662
	SkiStar AB	94,348	1,636
	Addnode Group AB	313,003	1,627
	Ratos AB Class B	453,242	1,611
*,2	Vimian Group AB	469,485	1,541
	Arjo AB Class B	480,035	1,267
	Skandinaviska Enskilda Banken AB Class C	61,870	1,252
*	Roko AB	6,453	1,211
*	Hacksaw AB	128,715	1,186
*,2	Better Collective A/S	76,758	1,185
	Platzer Fastigheter Holding AB Class B	150,143	1,123
	Troax Group AB	96,499	1,114
	Investment AB Oresund	64,220	1,000
	Sagax AB Class D	242,925	911
	Truecaller AB Class B	687,805	906
*,2	Samhallsbyggnadsbolaget i Norden AB	2,232,002	817
*	Norion Bank AB	137,507	787
	Corem Property Group AB Class B	1,898,874	659
*	Fagerhult Group AB	218,422	527
*	Samhallsbyggnadsbolaget i Norden AB Class D	326,057	291
13

European Stock Index Fund
		Shares	Market Value• ($000)
	NCC AB Class A	9	—
			2,110,909
Switzerland (13.9%)
	Roche Holding AG	1,708,946	696,395
	Novartis AG (Registered)	4,670,487	690,250
	Nestle SA (Registered)	6,261,337	633,896
	ABB Ltd. (Registered)	3,785,881	382,903
	UBS Group AG (Registered)	7,606,229	336,589
	Zurich Insurance Group AG	363,340	253,328
	Cie Financiere Richemont SA Class A (Registered)	1,287,621	247,117
	Swiss Re AG	715,725	115,295
	Holcim AG	1,185,713	110,184
	Lonza Group AG (Registered)	167,006	102,679
	Galderma Group AG	446,148	93,599
	Alcon AG	1,203,920	89,875
	Swiss Life Holding AG (Registered)	69,245	81,301
	Sandoz Group AG	1,004,772	80,596
	Sika AG (Registered)	390,442	72,023
*	Amrize Ltd.	1,212,585	66,590
	Givaudan SA (Registered)	18,653	66,518
	Partners Group Holding AG	52,249	56,805
	Geberit AG (Registered)	79,789	53,918
	Swisscom AG (Registered)	61,863	52,325
*	Helvetia Baloise Holding AG (Registered)	185,889	50,968
[1]	VAT Group AG	65,570	49,260
	SGS SA (Registered)	403,654	43,736
	Julius Baer Group Ltd.	497,829	40,920
	Logitech International SA (Registered)	358,865	35,425
	Chocoladefabriken Lindt & Spruengli AG (Registered)	270	34,896
	Schindler Holding AG (XSWX)	98,156	34,317
	Swiss Prime Site AG (Registered)	195,648	33,905
	Roche Holding AG (Bearer) Class BR	72,098	30,156
	Straumann Holding AG (Registered)	262,483	28,487
	Chocoladefabriken Lindt & Spruengli AG	2,302	28,237
	Kuehne & Nagel International AG (Registered)	112,312	26,378
	Sonova Holding AG (Registered)	119,468	26,188
	Accelleron Industries AG	227,755	24,402
	PSP Swiss Property AG (Registered)	110,913	22,168
	Belimo Holding AG (Registered)	23,926	21,910
	Schindler Holding AG (Registered)	49,663	16,629
	Swatch Group AG (Bearer) Class BR	67,998	15,784
	EMS-Chemie Holding AG (Registered)	16,581	14,134
	Swissquote Group Holding SA (Registered)	26,129	13,224
	Flughafen Zurich AG (Registered)	46,018	13,067
[1]	Galenica AG	121,103	12,902
	Barry Callebaut AG (Registered)	8,593	12,880
*	SIG Group AG	794,875	12,880
	Avolta AG	227,800	12,589
	Temenos AG (Registered)	132,297	12,548
	Banque Cantonale Vaudoise (Registered)	68,480	10,791
	Georg Fischer AG (Registered)	189,507	10,366
	Huber & Suhner AG (Registered)	35,271	10,244
	Allreal Holding AG (Registered)	36,018	9,836
	Siegfried Holding AG (Registered)	96,520	9,735
	BKW AG	47,800	9,555
	Adecco Group AG (Registered)	393,673	9,072
	Valiant Holding AG (Registered)	38,465	8,936
	Cembra Money Bank AG	71,705	8,765
	Mobimo Holding AG (Registered)	17,586	8,397
	Sulzer AG (Registered)	42,230	8,038
	EFG International AG	358,856	7,721
	Inficon Holding AG (Registered)	41,564	7,694
	Comet Holding AG (Registered)	17,843	7,074
	VZ Holding AG	35,241	6,875
	DKSH Holding AG	87,759	6,699
	Bucher Industries AG (Registered)	16,123	6,402
	Luzerner Kantonalbank AG	46,965	6,193
	SFS Group AG	39,861	6,073
	Sunrise Communications AG Class A	101,160	6,035
14

European Stock Index Fund
		Shares	Market Value• ($000)
	Berner Kantonalbank AG	11,002	5,729
	Vontobel Holding AG (Registered)	64,544	5,475
	St. Galler Kantonalbank AG (Registered)	6,649	5,471
	Emmi AG (Registered)	5,162	5,402
*	Kardex Holding AG (Registered)	14,522	5,189
	Clariant AG (Registered)	498,823	5,138
	Burckhardt Compression Holding AG	7,565	5,066
	Bachem Holding AG	54,995	5,000
	dormakaba Holding AG	72,606	4,835
	Tecan Group AG (Registered)	30,728	4,649
	Swatch Group AG (Registered)	99,008	4,601
*	Aryzta AG	56,250	4,502
	Jungfraubahn Holding AG	12,150	4,248
	Burkhalter Holding AG	17,760	4,217
	Landis & Gyr Group AG	62,323	4,186
[2]	Stadler Rail AG	131,856	3,852
*	ams-OSRAM AG	239,037	3,839
	Daetwyler Holding AG Class BR	18,098	3,635
	Softwareone Holding AG (XSWX)	404,690	3,581
	Interroll Holding AG (Registered)	1,694	3,548
	Liechtensteinische Landesbank AG	27,512	3,383
*	Dottikon Es Holding AG	7,437	3,260
[2]	Ypsomed Holding AG (Registered)	9,257	3,234
	ALSO Holding AG (Registered)	13,749	2,835
	Implenia AG (Registered)	34,906	2,755
	Bossard Holding AG (Registered) Class A	13,342	2,727
[1]	Medacta Group SA	14,508	2,632
	Intershop Holding AG	11,901	2,583
	Forbo Holding AG (Registered)	2,324	2,189
	Cosmo NV	20,613	2,168
*	Basilea Pharmaceutica Ag Allschwil (Registered)	29,639	2,063
*,1	Sensirion Holding AG	22,090	1,913
	OC Oerlikon Corp. AG Pfaffikon (Registered)	428,483	1,874
*,1	Montana Aerospace AG	71,050	1,868
	Zehnder Group AG	21,176	1,789
[2]	SKAN Group AG	29,671	1,734
[1,2]	SMG Swiss Marketplace Group AG	47,459	1,692
*,1	PolyPeptide Group AG	32,600	1,596
	Cie Financiere Tradition SA Class BR	3,248	1,222
*,1	Medartis Holding AG	10,883	1,073
	Bell Food Group AG (Registered)	4,446	1,060
	Bystronic AG	3,724	929
	VP Bank AG Class A	8,143	898
	Autoneum Holding AG	6,111	893
	TX Group AG	5,006	795
	APG SGA SA	3,113	720
[1]	Medmix AG	61,262	653
*	u-blox Holding AG (XSWX)	3,509	607
			5,257,985
United Kingdom (23.3%)
	HSBC Holdings plc	41,782,766	768,795
	AstraZeneca plc	3,647,167	691,949
	Shell plc (XLON)	12,657,213	575,483
	Rolls-Royce Holdings plc	20,638,573	332,107
	Unilever plc	5,218,599	304,323
	BP plc	38,157,722	302,050
	British American Tobacco plc	5,122,469	301,687
	GSK plc	9,722,625	254,903
	Rio Tinto plc	2,515,541	253,407
	National Grid plc	12,048,947	215,683
	BAE Systems plc	7,316,359	203,494
	Barclays plc	33,864,699	199,054
*	Glencore plc	25,572,421	198,745
	Lloyds Banking Group plc	144,008,881	195,752
	RELX plc	4,426,336	161,412
	NatWest Group plc	19,450,846	155,137
	London Stock Exchange Group plc	1,181,128	153,259
	Anglo American plc	2,590,323	128,182
	Compass Group plc	4,128,803	116,668
15

European Stock Index Fund
		Shares	Market Value• ($000)
	Standard Chartered plc	4,395,014	111,918
	Diageo plc	5,415,520	109,498
	SSE plc	2,932,514	104,997
	Reckitt Benckiser Group plc (XLON)	1,592,346	101,319
	Haleon plc	21,661,905	100,032
	Tesco plc	15,164,587	99,344
	Prudential plc (XLON)	6,181,680	93,155
	3i Group plc	2,414,284	83,963
	Experian plc	2,232,710	81,693
	Sunbelt Rentals Holdings Inc.	1,007,333	75,715
	Vodafone Group plc	44,520,753	70,839
	Imperial Brands plc	1,811,882	68,838
	Aviva plc	7,397,898	62,743
	Halma plc	908,086	54,646
	Shell plc	1,191,185	53,783
	InterContinental Hotels Group plc	348,137	49,777
	Next plc	279,590	49,344
	Coca-Cola Europacific Partners plc	509,290	48,455
	Legal & General Group plc	13,632,570	46,783
	Rentokil Initial plc	6,108,745	41,184
	BT Group plc	13,697,572	40,269
	Antofagasta plc	827,819	40,147
	United Utilities Group plc	1,774,544	35,193
	Informa plc	3,139,178	33,941
	Centrica plc	11,209,543	32,740
	Smith & Nephew plc	2,066,594	31,978
	Segro plc	3,274,244	31,014
	Diploma plc	324,591	30,719
	Endeavour Mining plc	489,166	29,524
	Severn Trent plc	643,685	28,614
	Coca-Cola HBC AG Class DI	485,861	28,340
	Admiral Group plc	609,098	27,986
	Sage Group plc	2,280,361	27,197
	International Consolidated Airlines Group SA Class DI	5,306,392	26,846
	Smiths Group plc	767,437	26,496
*	Wise plc Class A	1,811,013	25,900
	Bunzl plc	780,314	25,724
	Beazley plc	1,418,706	24,642
	Intertek Group plc	374,870	24,148
	Weir Group plc	629,946	22,833
	Pearson plc	1,536,862	22,679
	IMI plc	591,045	22,512
	Marks & Spencer Group plc	4,960,296	22,316
	M&G plc	5,179,329	21,287
	Games Workshop Group plc	79,724	21,145
	St. James's Place plc	1,238,121	20,444
	Melrose Industries plc (XLON)	3,038,834	19,942
	Fresnillo plc	448,419	19,801
	Standard Life plc	1,813,564	18,658
	J Sainsbury plc	4,089,463	18,274
	Associated British Foods plc	706,002	17,581
	Spirax Group plc	178,131	17,385
	ICG plc	696,209	17,165
	Hiscox Ltd.	787,773	16,577
	Kingfisher plc	4,180,343	16,438
	IG Group Holdings plc	786,412	16,070
	DCC plc	210,538	15,869
	Land Securities Group plc	1,808,702	14,553
	Schroders plc	1,794,774	14,132
	LondonMetric Property plc	5,455,249	14,042
	Howden Joinery Group plc	1,312,145	13,844
*	Burberry Group plc	869,476	13,797
[1]	Autotrader Group plc	2,046,193	13,765
[1]	Convatec Group plc	4,745,965	13,611
	Balfour Beatty plc	1,191,455	13,239
	Croda International plc	337,457	13,089
	British Land Co. plc	2,402,646	12,714
	Whitbread plc	411,454	12,507
	Aberdeen Group Plc	4,395,420	12,422
	Lion Finance Group plc	82,287	12,332
16

European Stock Index Fund
		Shares	Market Value• ($000)
	Investec plc	1,430,148	12,295
	Tritax Big Box REIT plc	5,956,507	12,226
*,2	Metlen Energy & Metals plc	271,540	11,476
	Barratt Redrow plc	3,283,999	11,184
	Persimmon plc	764,793	11,028
	Rightmove plc	1,856,609	10,955
[2]	Mondi plc	1,060,225	10,954
	Johnson Matthey plc	387,431	10,943
	Entain plc	1,455,118	10,740
	Zegona Communications plc	440,133	10,507
	Plus500 Ltd.	165,124	10,030
	Drax Group plc	824,390	9,919
	Man Group plc	2,793,432	9,652
*	Berkeley Group Holdings plc	220,202	9,587
	ITV plc	8,762,036	9,534
	WPP plc	2,632,569	9,531
	RS Group plc	1,149,969	9,446
	Pan African Resources plc	4,880,732	9,320
	Cranswick plc	126,962	9,294
	Serco Group plc	2,402,605	9,222
	Babcock International Group plc	610,169	9,192
	Taylor Wimpey plc	8,647,326	9,147
[2]	Pennon Group plc	1,153,677	8,630
	Carnival plc	319,794	8,483
	Rotork plc	2,009,425	8,447
	Inchcape plc	744,398	8,398
[1]	Quilter plc	3,238,154	8,086
[1]	Airtel Africa plc	1,651,973	7,978
	TP ICAP Group plc	1,820,398	7,824
	Primary Health Properties plc	6,080,592	7,736
	UNITE Group plc	1,141,237	7,192
	TBC Bank Group plc	108,188	7,163
	Bellway plc	275,246	7,138
	Hikma Pharmaceuticals plc	375,220	7,134
[1]	JTC plc	385,024	6,887
	Mitie Group plc	2,882,522	6,835
	QinetiQ Group plc	1,125,320	6,819
	Computacenter plc	134,489	6,809
	Morgan Sindall Group plc	104,767	6,699
	Hill & Smith plc	189,133	6,651
	Hochschild Mining plc	763,123	6,515
	Shaftesbury Capital plc	3,541,234	6,456
	Derwent London plc	269,499	6,305
	OSB Group plc	845,020	6,075
	Harbour Energy plc	1,505,956	5,989
	Softcat plc	310,175	5,824
*	Helios Towers plc	2,085,153	5,680
	Big Yellow Group plc	454,556	5,584
	Hammerson plc	1,234,816	5,543
	B&M European Value Retail plc	2,415,769	5,520
	AJ Bell plc	781,104	5,481
	Renishaw plc	82,353	5,305
	JD Sports Fashion plc	5,757,879	5,286
	Greencore Group plc (SGMX)	1,514,558	5,196
	Coats Group plc	4,569,399	5,183
	Canal & SA (XLON)	1,631,474	5,083
	Genus plc	158,757	5,054
	Grafton Group plc GDR	416,871	4,989
	Oxford Instruments plc	127,501	4,978
	Keller Group plc	160,319	4,873
	Sirius Real Estate Ltd.	3,577,868	4,869
[2]	Greggs plc	234,445	4,850
	Safestore Holdings plc	512,654	4,686
	Chemring Group plc	653,671	4,635
	Lancashire Holdings Ltd.	585,996	4,577
	Paragon Banking Group plc	446,704	4,550
	International Workplace Group plc	1,796,561	4,523
	Clarkson plc	67,986	4,470
	Tate & Lyle plc	870,048	4,342
	easyJet plc	898,459	4,300
17

European Stock Index Fund
		Shares	Market Value• ($000)
	Premier Foods plc	1,584,336	4,247
[1]	Bridgepoint Group plc	1,248,479	4,238
	Currys plc	2,419,209	4,119
	SSP Group plc	1,884,008	4,077
	Great Portland Estates plc	934,417	3,939
	Volution Group plc	469,596	3,938
*,2	Ocado Group plc	1,430,654	3,868
	Grainger plc	1,766,027	3,857
	Bodycote plc	408,081	3,790
*,1	Watches of Switzerland Group plc	537,966	3,765
	Energean plc	309,242	3,750
	Senior plc	952,946	3,713
	Savills plc	320,732	3,618
	Rathbones Group plc	134,599	3,597
	Travis Perkins plc	495,200	3,516
*	Vistry Group plc	770,510	3,439
	Supermarket Income REIT plc	2,982,322	3,405
	4imprint Group plc	66,276	3,286
*,1	Trainline plc	945,449	3,031
	Ashmore Group plc	1,063,262	3,008
	Dunelm Group plc	291,741	2,983
*,1	Trustpilot Group plc	846,021	2,974
	Firstgroup plc	1,304,558	2,890
	Breedon Group plc	673,914	2,813
	Zigup plc	512,829	2,806
	MONY Group plc	1,154,736	2,805
	Baltic Classifieds Group plc	1,060,870	2,798
	Telecom Plus plc	174,197	2,784
	Elementis plc	1,371,876	2,761
	Vesuvius plc	453,351	2,731
	IntegraFin Holdings plc	595,221	2,632
*	Molten Ventures plc	343,083	2,621
	Pets at Home Group plc	1,015,041	2,495
	Playtech plc	485,869	2,407
	Domino's Pizza Group plc	867,526	2,291
	Kainos Group plc	197,625	2,236
*	Frasers Group plc	249,240	2,220
[2]	Bytes Technology Group plc (XLON)	518,685	2,146
*	Close Brothers Group plc	355,492	2,141
	WH Smith plc	300,289	2,109
	AG Barr plc	239,948	2,101
	Genuit Group plc	596,264	2,101
	Jupiter Fund Management plc	1,014,930	2,096
*	Mitchells & Butlers plc	612,719	2,083
	Moonpig Group plc	700,068	2,031
	Ithaca Energy plc	538,396	1,970
	Morgan Advanced Materials plc	659,051	1,960
	Ninety One plc	614,035	1,802
	Hays plc	3,840,297	1,739
*	IP Group plc	2,059,987	1,699
	Victrex plc	205,540	1,686
*,2	Oxford Nanopore Technologies plc	1,048,486	1,602
	RHI Magnesita NV	41,753	1,506
	Workspace Group plc	315,187	1,448
	C&C Group plc	894,322	1,436
	Wickes Group plc	518,849	1,410
[1]	Spire Healthcare Group plc	631,113	1,397
	Pagegroup plc	755,745	1,378
	Hilton Food Group plc	184,976	1,357
*,2	Raspberry PI Holdings plc	157,304	1,337
[1]	Ibstock plc	942,890	1,313
	Picton Property Income Ltd.	1,235,661	1,300
[2]	J D Wetherspoon plc	158,374	1,268
[1]	CMC Markets plc	239,595	1,204
	Dr. Martens plc	1,324,705	1,118
	NCC Group plc	627,432	1,020
	Future plc	213,660	976
	Marshalls plc	538,662	956
	Goodwin plc	5,956	927
*	AO World plc	705,568	843
18

European Stock Index Fund
		Shares	Market Value• ($000)
*,2	THG plc	1,766,563	749
	Rank Group plc	449,162	583
	Crest Nicholson Holdings plc	535,454	481
*,1,2	Aston Martin Lagonda Global Holdings plc	699,700	390
*	Home REIT plc	689,160	93
*,3	Evraz plc	1,326,266	—
*,3	NMC Health plc	157,105	—
*,1,3	Finablr plc	304,209	—
			8,803,573
United States (0.0%)
*	Borr Drilling Ltd.	1,519	9
Total Common Stocks (Cost $29,961,101)			37,443,155
Preferred Stocks (0.3%)
	Volkswagen AG Preference Shares	501,767	50,883
	Henkel AG & Co. KGaA Preference Shares	380,014	27,653
*	Telecom Italia SpA Preference Shares	14,702,880	13,576
	Bayerische Motoren Werke AG Preference Shares	132,275	12,070
	FUCHS SE Preference Shares	149,746	7,054
	Grifols SA Preference Shares Class B (XMAD)	639,570	5,311
	Danieli & C Officine Meccaniche SpA Preference Shares	86,896	4,890
	Sixt SE Preference Shares	43,882	3,016
	Draegerwerk AG & Co. KGaA Preference Shares	20,692	2,187
	KSB SE & Co. KGaA Preference Shares	1,758	1,968
	Corem Property Group AB Preference Shares	27,633	725
Total Preferred Stocks (Cost $188,658)			129,333
Warrants (0.0%)
*,2,3	Webuild SpA Exp. 8/2/2030 (Cost $—)	61,413	62
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[4,5]	Vanguard Market Liquidity Fund, 3.685% (Cost $276,300)	2,763,264	276,299
Total Investments (100.1%) (Cost $30,426,059)			37,848,849
Other Assets and Liabilities—Net (-0.1%)			(49,323)
Net Assets (100%)			37,799,526
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $754,241, representing 2.0% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $262,066.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $272,628 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	June 2026	1,097	75,190	2,106
FTSE 100 Index	June 2026	339	47,875	285
MSCI Europe Index	June 2026	3,765	185,103	3,768
				6,159

19

European Stock Index Fund
Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Barclays Bank plc	6/17/2026	CHF	23,913	USD	30,662	104	—
BNP Paribas	6/17/2026	CHF	13,055	USD	16,767	28	—
Toronto-Dominion Bank	6/17/2026	EUR	91,666	USD	106,803	1,019	—
State Street Bank & Trust Co.	6/17/2026	EUR	85,406	USD	99,683	775	—
State Street Bank & Trust Co.	6/17/2026	EUR	15,527	USD	18,272	—	(8)
Deutsche Bank AG	6/17/2026	EUR	5,488	USD	6,377	78	—
State Street Bank & Trust Co.	6/17/2026	GBP	22,318	USD	29,475	891	—
BNP Paribas	6/17/2026	GBP	10,323	USD	13,937	109	—
Toronto-Dominion Bank	6/17/2026	GBP	8,862	USD	11,873	185	—
HSBC Bank plc	6/17/2026	GBP	2,441	USD	3,296	26	—
State Street Bank & Trust Co.	6/17/2026	USD	108,663	CHF	83,703	977	—
Deutsche Bank AG	6/17/2026	USD	8,901	CHF	6,876	55	—
BNP Paribas	6/17/2026	USD	8,535	CHF	6,593	52	—
Barclays Bank plc	6/17/2026	USD	7,375	CHF	5,709	30	—
Toronto-Dominion Bank	6/17/2026	USD	1,324	CHF	1,025	5	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	6,134	DKK	39,176	—	(36)
State Street Bank & Trust Co.	6/17/2026	USD	16,167	EUR	13,791	—	(54)
Toronto-Dominion Bank	6/17/2026	USD	12,842	EUR	10,841	90	—
Toronto-Dominion Bank	6/17/2026	USD	9,469	EUR	8,159	—	(128)
Barclays Bank plc	6/17/2026	USD	2,720	EUR	2,320	—	(9)
Toronto-Dominion Bank	6/17/2026	USD	22,944	GBP	17,211	—	(474)
BNP Paribas	6/17/2026	USD	18,871	GBP	14,248	—	(516)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	16,063	GBP	11,931	—	(170)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	8,705	NOK	83,957	—	(352)
Toronto-Dominion Bank	6/17/2026	USD	21,870	SEK	199,817	173	—
						4,597	(1,747)
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
NOK—Norwegian krone.
SEK—Swedish krona.
USD—U.S. dollar.
At April 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $3,530 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
20

European Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $30,149,759)	37,572,550
Affiliated Issuers (Cost $276,300)	276,299
Total Investments in Securities	37,848,849
Investment in Vanguard	875
Cash	4
Cash Collateral Pledged—Futures Contracts	20,064
Cash Collateral Pledged—Forward Currency Contracts	440
Foreign Currency, at Value (Cost $50,554)	50,574
Receivables for Accrued Income	191,826
Receivables for Capital Shares Issued	1,572
Variation Margin Receivable—Futures Contracts	4,396
Unrealized Appreciation—Forward Currency Contracts	4,597
Total Assets	38,123,197
Liabilities
Payables for Investment Securities Purchased	40,433
Collateral for Securities on Loan	272,628
Payables for Capital Shares Redeemed	4,592
Payables to Vanguard	4,271
Unrealized Depreciation—Forward Currency Contracts	1,747
Total Liabilities	323,671
Net Assets	37,799,526
1 Includes $262,066 of securities on loan.
21

European Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2026, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	33,212,149
Total Distributable Earnings (Loss)	4,587,377
Net Assets	37,799,526

Investor Shares—Net Assets
Applicable to 222,741 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,455
Net Asset Value Per Share—Investor Shares	$46.94

ETF Shares—Net Assets
Applicable to 342,941,179 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,950,623
Net Asset Value Per Share—ETF Shares	$87.33

Admiral™ Shares—Net Assets
Applicable to 63,475,596 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,934,346
Net Asset Value Per Share—Admiral Shares	$109.24

Institutional Shares—Net Assets
Applicable to 17,293,573 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	805,625
Net Asset Value Per Share—Institutional Shares	$46.59

Institutional Plus Shares—Net Assets
Applicable to 473,105 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	98,477
Net Asset Value Per Share—Institutional Plus Shares	$208.15

See accompanying Notes, which are an integral part of the Financial Statements.
22

European Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends[1]	561,272
Interest[2]	1,284
Securities Lending—Net	1,782
Total Income	564,338
Expenses
The Vanguard Group—Note C
Investment Advisory Services	1,329
Management and Administrative—Investor Shares	11
Management and Administrative—ETF Shares	6,483
Management and Administrative—Admiral Shares	2,135
Management and Administrative—Institutional Shares	209
Management and Administrative—Institutional Plus Shares	16
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	515
Marketing and Distribution—Admiral Shares	142
Marketing and Distribution—Institutional Shares	12
Marketing and Distribution—Institutional Plus Shares	1
Custodian Fees	835
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	78
Shareholders’ Reports—Admiral Shares	36
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	10
Other Expenses	234
Total Expenses	12,048
Net Investment Income	552,290
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	653,012
Futures Contracts	23,686
Forward Currency Contracts	(3,542)
Foreign Currencies	5,076
Realized Net Gain (Loss)	678,232
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,352,731
Futures Contracts	278
Forward Currency Contracts	3,903
Foreign Currencies	(1,091)
Change in Unrealized Appreciation (Depreciation)	2,355,821
Net Increase (Decrease) in Net Assets Resulting from Operations	3,586,343
1	Dividends are net of foreign withholding taxes of $59,800.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $677, ($15), and ($16), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $840,577 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
23

European Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	552,290	916,432
Realized Net Gain (Loss)	678,232	54,464
Change in Unrealized Appreciation (Depreciation)	2,355,821	5,123,658
Net Increase (Decrease) in Net Assets Resulting from Operations	3,586,343	6,094,554
Distributions
Investor Shares	(153)	(377)
ETF Shares	(410,004)	(714,221)
Admiral Shares	(91,638)	(176,089)
Institutional Shares	(12,410)	(28,986)
Institutional Plus Shares	(1,299)	(2,833)
Total Distributions	(515,504)	(922,506)
Capital Share Transactions
Investor Shares	(2,232)	(1,388)
ETF Shares	(231,192)	5,057,054
Admiral Shares	(30,260)	530,344
Institutional Shares	(263,645)	(24,731)
Institutional Plus Shares	1,299	(8,055)
Net Increase (Decrease) from Capital Share Transactions	(526,030)	5,553,224
Total Increase (Decrease)	2,544,809	10,725,272
Net Assets
Beginning of Period	35,254,717	24,529,445
End of Period	37,799,526	35,254,717

See accompanying Notes, which are an integral part of the Financial Statements.
24

European Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$43.11	$36.09	$30.18	$26.83	$36.88	$26.63
Investment Operations
Net Investment Income[1]	.600	1.248	.999	1.007	1.057	.982
Net Realized and Unrealized Gain (Loss) on Investments	3.814	6.957	5.948	3.353	(10.041)	10.174
Total from Investment Operations	4.414	8.205	6.947	4.360	(8.984)	11.156
Distributions
Dividends from Net Investment Income	(.584)	(1.185)	(1.037)	(1.010)	(1.066)	(.906)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.584)	(1.185)	(1.037)	(1.010)	(1.066)	(.906)
Net Asset Value, End of Period	$46.94	$43.11	$36.09	$30.18	$26.83	$36.88
Total Return[2]	10.34%	23.21%	23.10%	16.05%	-24.66%	42.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10	$12	$11	$12	$12	$27
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.24%[3]	0.24%[3]	0.25%[3]	0.23%
Ratio of Net Investment Income to Average Net Assets	2.66%	3.19%	2.81%	3.15%	3.28%	2.82%
Portfolio Turnover Rate[4]	1%	5%	3%	4%	5%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.24%, 0.24%, and 0.25%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
25

European Stock Index Fund
Financial Highlights
FTSE Europe ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$80.22	$67.16	$56.17	$49.95	$68.65	$49.57
Investment Operations
Net Investment Income[1]	1.245	2.314	1.988	1.985	1.977	1.922
Net Realized and Unrealized Gain (Loss) on Investments	7.026	13.074	11.032	6.205	(18.595)	18.939
Total from Investment Operations	8.271	15.388	13.020	8.190	(16.618)	20.861
Distributions
Dividends from Net Investment Income	(1.161)	(2.328)	(2.030)	(1.970)	(2.082)	(1.781)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.161)	(2.328)	(2.030)	(1.970)	(2.082)	(1.781)
Net Asset Value, End of Period	$87.33	$80.22	$67.16	$56.17	$49.95	$68.65
Total Return	10.42%	23.42%	23.26%	16.23%	-24.54%	42.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,951	$27,772	$18,717	$16,494	$13,073	$21,547
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.09%[2]	0.09%[2]	0.11%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	2.96%	3.15%	3.00%	3.33%	3.33%	2.95%
Portfolio Turnover Rate[3]	1%	5%	3%	4%	5%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%, 0.09%, and 0.11%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
26

European Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$100.35	$84.01	$70.26	$62.47	$85.88	$62.01
Investment Operations
Net Investment Income[1]	1.547	2.822	2.472	2.416	2.431	2.375
Net Realized and Unrealized Gain (Loss) on Investments	8.784	16.412	13.801	7.823	(23.251)	23.705
Total from Investment Operations	10.331	19.234	16.273	10.239	(20.820)	26.080
Distributions
Dividends from Net Investment Income	(1.441)	(2.894)	(2.523)	(2.449)	(2.590)	(2.210)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.441)	(2.894)	(2.523)	(2.449)	(2.590)	(2.210)
Net Asset Value, End of Period	$109.24	$100.35	$84.01	$70.26	$62.47	$85.88
Total Return[2]	10.40%	23.40%	23.25%	16.19%	-24.56%	42.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,934	$6,397	$4,875	$4,216	$3,745	$5,259
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.11%[3]	0.11%[3]	0.13%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	2.94%	3.09%	2.98%	3.24%	3.30%	2.93%
Portfolio Turnover Rate[4]	1%	5%	3%	4%	5%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%, 0.11%, and 0.13%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
27

European Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$42.79	$35.83	$29.96	$26.64	$36.62	$26.44
Investment Operations
Net Investment Income[1]	.619	1.219	1.049	1.040	1.043	1.019
Net Realized and Unrealized Gain (Loss) on Investments	3.800	6.982	5.904	3.331	(9.912)	10.110
Total from Investment Operations	4.419	8.201	6.953	4.371	(8.869)	11.129
Distributions
Dividends from Net Investment Income	(.619)	(1.241)	(1.083)	(1.051)	(1.111)	(.949)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.619)	(1.241)	(1.083)	(1.051)	(1.111)	(.949)
Net Asset Value, End of Period	$46.59	$42.79	$35.83	$29.96	$26.64	$36.62
Total Return	10.43%	23.39%	23.29%	16.21%	-24.53%	42.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$806	$985	$845	$727	$649	$859
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.09%[2]	0.09%[2]	0.11%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	2.76%	3.14%	2.96%	3.28%	3.33%	2.96%
Portfolio Turnover Rate[3]	1%	5%	3%	4%	5%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%, 0.09%, and 0.11%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
28

European Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$191.20	$160.08	$133.87	$119.02	$163.62	$118.14
Investment Operations
Net Investment Income[1]	2.987	5.474	4.777	4.703	4.691	4.576
Net Realized and Unrealized Gain (Loss) on Investments	16.739	31.209	26.287	14.854	(44.312)	45.160
Total from Investment Operations	19.726	36.683	31.064	19.557	(39.621)	49.736
Distributions
Dividends from Net Investment Income	(2.776)	(5.563)	(4.854)	(4.707)	(4.979)	(4.256)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.776)	(5.563)	(4.854)	(4.707)	(4.979)	(4.256)
Net Asset Value, End of Period	$208.15	$191.20	$160.08	$133.87	$119.02	$163.62
Total Return	10.42%	23.42%	23.29%	16.23%	-24.53%	42.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$98	$89	$81	$74	$70	$106
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.08%[2]	0.08%[2]	0.10%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	2.98%	3.16%	3.02%	3.31%	3.34%	2.95%
Portfolio Turnover Rate[3]	1%	5%	3%	4%	5%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%, 0.08%, and 0.10%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
29

European Stock Index Fund
Notes to Financial Statements
Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2026, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
30

European Stock Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $875,000, representing less than 0.01% of the fund’s net assets and 0.35% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
31

European Stock Index Fund
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,186	37,433,957	12	37,443,155
Preferred Stocks	—	129,333	—	129,333
Warrants	—	—	62	62
Temporary Cash Investments	276,299	—	—	276,299
Total	285,485	37,563,290	74	37,848,849
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,159	—	—	6,159
Forward Currency Contracts	—	4,597	—	4,597
Total	6,159	4,597	—	10,756
Liabilities
Forward Currency Contracts	—	(1,747)	—	(1,747)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	6,159	—	6,159
Unrealized Appreciation—Forward Currency Contracts	—	4,597	4,597
Total Assets	6,159	4,597	10,756

Unrealized Depreciation—Forward Currency Contracts	—	(1,747)	(1,747)
Total Liabilities	—	(1,747)	(1,747)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	23,686	—	23,686
Forward Currency Contracts	—	(3,542)	(3,542)
Realized Net Gain (Loss) on Derivatives	23,686	(3,542)	20,144
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	278	—	278
Forward Currency Contracts	—	3,903	3,903
Change in Unrealized Appreciation (Depreciation) on Derivatives	278	3,903	4,181
32

European Stock Index Fund
F.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	30,702,096
Gross Unrealized Appreciation	10,044,861
Gross Unrealized Depreciation	(2,889,099)
Net Unrealized Appreciation (Depreciation)	7,155,762
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $3,572,938,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2026, the fund purchased $866,327,000 of investment securities and sold $536,512,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,005,145,000 and $1,802,706,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	821	18	5,889	151
Issued in Lieu of Cash Distributions	153	3	376	10
Redeemed	(3,206)	(70)	(7,653)	(187)
Net Increase (Decrease)—Investor Shares	(2,232)	(49)	(1,388)	(26)
ETF Shares
Issued	1,573,495	18,464	6,555,256	90,404
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,804,687)	(21,700)	(1,498,202)	(22,900)
Net Increase (Decrease)—ETF Shares	(231,192)	(3,236)	5,057,054	67,504
Admiral Shares
Issued	438,756	4,124	1,222,785	13,322
Issued in Lieu of Cash Distributions	75,561	740	144,926	1,632
Redeemed	(544,577)	(5,139)	(837,367)	(9,231)
Net Increase (Decrease)—Admiral Shares	(30,260)	(275)	530,344	5,723
Institutional Shares
Issued	45,200	987	161,061	4,090
Issued in Lieu of Cash Distributions	8,489	195	20,962	555
Redeemed	(317,334)	(6,895)	(206,754)	(5,227)
Net Increase (Decrease)—Institutional Shares	(263,645)	(5,713)	(24,731)	(582)
Institutional Plus Shares
Issued	—	—	—	—
Issued in Lieu of Cash Distributions	1,299	7	2,833	16
Redeemed	—	—	(10,888)	(59)
Net Increase (Decrease)—Institutional Plus Shares	1,299	7	(8,055)	(43)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
33

European Stock Index Fund
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q792 062026
34

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - International Stock Index Funds

A majority of independent trustees of the board of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - FTSE International Index Funds

A majority of independent trustees of the board of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangement warranted approval.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - Global ex-U.S. Real Estate Index Fund

A majority of independent trustees of the board of Vanguard Global ex-U.S. Real Estate Index Fund (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - Total World Stock Index Fund

A majority of independent trustees of the board of Vanguard Total World Stock Index Fund (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2026

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney  filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney  filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.